================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                  FORM N-CSR

                               -----------------

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7440

                               -----------------

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
              (Exact name of registrant as specified in charter)

                               -----------------

     6300 Bee Cave Road, Building One, Austin, TX 78746
       (Address of principal executive offices)   (Zip code)

                               -----------------

          Catherine L. Newell, Esquire, President and General Counsel
                   Dimensional Emerging Markets Value Fund,
              6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

                               -----------------

       Registrant's telephone number, including area code: 512-306-7400

                      Date of fiscal year end: October 31

          Date of reporting period: November 1, 2016 - April 30, 2017

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2017 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.
DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DIMENSIONAL EMERGING MARKETS VALUE FUND

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2017

Dear Fellow Shareholder,

Thank you for trusting us with your savings. All of us at Dimensional are dedicated to helping you achieve your investment goals, a responsibility we do not take lightly.

We believe the scientific underpinning of our investment approach and our efficient implementation enables us to deliver portfolios with better outcomes. By offering consistent and well-diversified investment solutions across regions and asset classes, investors and the professionals advising them can more confidently create asset allocations that satisfy their desired profiles and long-term goals.

We live in an evolving world with new data, new trading technologies, and new client needs emerging all the time. Since our founding in 1981, Dimensional has been fully committed to being on the cutting edge of incorporating knowledge and technology for even better solutions -- always centered on investors' needs.

Sincerely,

   /s/ David Butler                           /s/ Eduardo A. Repetto
   David Butler                               Eduardo Repetto
   CO-CHIEF EXECUTIVE OFFICER AND             CO-CHIEF EXECUTIVE OFFICER AND
   HEAD OF GLOBAL FINANCIAL ADVISOR SERVICES  CO-CHIEF INVESTMENT OFFICER

                              SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----
 LETTER TO SHAREHOLDERS
 DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES..............................   1
 DFA INVESTMENT DIMENSIONS GROUP INC.
    Disclosure of Fund Expenses..........................................   2
    Disclosure of Portfolio Holdings.....................................   8
    Schedules of Investments/Summary Schedules of Portfolio Holdings
        Enhanced U.S. Large Company Portfolio............................  11
        U.S. Large Cap Equity Portfolio..................................  14
        U.S. Large Cap Value Portfolio...................................  17
        U.S. Targeted Value Portfolio....................................  18
        U.S. Small Cap Value Portfolio...................................  21
        U.S. Core Equity 1 Portfolio.....................................  24
        U.S. Core Equity 2 Portfolio.....................................  27
        U.S. Vector Equity Portfolio.....................................  30
        U.S. Small Cap Portfolio.........................................  33
        U.S. Micro Cap Portfolio.........................................  36
        DFA Real Estate Securities Portfolio.............................  39
        Large Cap International Portfolio................................  41
        International Core Equity Portfolio..............................  45
        International Small Company Portfolio............................  49
        Global Small Company Portfolio...................................  50
        Japanese Small Company Portfolio.................................  51
        Asia Pacific Small Company Portfolio.............................  51
        United Kingdom Small Company Portfolio...........................  52
        Continental Small Company Portfolio..............................  52
        DFA International Real Estate Securities Portfolio...............  53
        DFA Global Real Estate Securities Portfolio......................  57
        DFA International Small Cap Value Portfolio......................  59
        International Vector Equity Portfolio............................  63
        World ex U.S. Value Portfolio....................................  67
        World ex U.S. Targeted Value Portfolio...........................  68
        World ex U.S. Core Equity Portfolio..............................  73
        World Core Equity Portfolio......................................  79
        Selectively Hedged Global Equity Portfolio.......................  80
        Emerging Markets Portfolio.......................................  81
        Emerging Markets Small Cap Portfolio.............................  81
        Emerging Markets Value Portfolio.................................  81
        Emerging Markets Core Equity Portfolio...........................  82
    Statements of Assets and Liabilities.................................  86
    Statements of Operations.............................................  93
    Statements of Changes in Net Assets.................................. 100
    Financial Highlights................................................. 110
    Notes to Financial Statements........................................ 132
    Section 19(a) Notice................................................. 167
 DFA INVESTMENT DIMENSIONS GROUP INC. - DFA COMMODITY STRATEGY PORTFOLIO
    Consolidated Disclosure of Fund Expenses............................. 169
    Consolidated Disclosure of Portfolio Holdings........................ 170
    Consolidated Schedule of Investments................................. 171

TABLE OF CONTENTS
CONTINUED

                                                                        PAGE
                                                                        ----
       Consolidated Statement of Assets and Liabilities................ 176
       Consolidated Statement of Operations............................ 177
       Consolidated Statements of Changes in Net Assets................ 178
       Consolidated Financial Highlights............................... 179
       Consolidated Notes to Financial Statements...................... 180
    DIMENSIONAL INVESTMENT GROUP INC.
       Disclosure of Fund Expenses..................................... 193
       Disclosure of Portfolio Holdings................................ 195
       Schedule of Investments/Summary Schedule of Portfolio Holdings
           DFA International Value Portfolio........................... 196
           U.S. Large Company Portfolio................................ 197
       Statements of Assets and Liabilities............................ 200
       Statements of Operations........................................ 201
       Statements of Changes in Net Assets............................. 202
       Financial Highlights............................................ 203
       Notes to Financial Statements................................... 206
       Section 19(a) Notice............................................ 216
    THE DFA INVESTMENT TRUST COMPANY
       Disclosure of Fund Expenses..................................... 217
       Disclosure of Portfolio Holdings................................ 220
       Summary Schedules of Portfolio Holdings
           The U.S. Large Cap Value Series............................. 221
           The DFA International Value Series.......................... 224
           The Japanese Small Company Series........................... 228
           The Asia Pacific Small Company Series....................... 231
           The United Kingdom Small Company Series..................... 233
           The Continental Small Company Series........................ 236
           The Canadian Small Company Series........................... 239
           The Emerging Markets Series................................. 242
           The Emerging Markets Small Cap Series....................... 246
       Statements of Assets and Liabilities............................ 250
       Statements of Operations........................................ 252
       Statements of Changes in Net Assets............................. 254
       Financial Highlights............................................ 257
       Notes to Financial Statements................................... 262
    DIMENSIONAL EMERGING MARKETS VALUE FUND
       Disclosure of Fund Expenses..................................... 274
       Disclosure of Portfolio Holdings................................ 275
       Summary Schedule of Portfolio Holdings.......................... 276
       Statement of Assets and Liabilities............................. 280
       Statement of Operations......................................... 281
       Statements of Changes in Net Assets............................. 282
       Financial Highlights............................................ 283
       Notes to Financial Statements................................... 284
    VOTING PROXIES ON FUND PORTFOLIO SECURITIES........................ 292
    BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS................. 293

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company
USD     United States Dollars
GBP     British Pounds
NZD     New Zealand Dollars

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
^       Denominated in USD, unless otherwise noted.
@       Security purchased with cash proceeds from Securities on Loan.
^^      Security pledged as collateral for the Open Futures Contracts.
(S)     Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Fund(s).
(C)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)     Non-Annualized
(E)     Annualized

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2017
 EXPENSE TABLES
                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        11/01/16  04/30/17    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
 ENHANCED U.S. LARGE COMPANY PORTFOLIO
 -------------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,133.30    0.22%    $1.16
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,023.70    0.22%    $1.10

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     BEGINNING  ENDING              EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                       VALUE    VALUE     EXPENSE    DURING
                                     11/01/16  04/30/17    RATIO*   PERIOD*
                                     --------- --------- ---------- --------
   U.S. LARGE CAP EQUITY PORTFOLIO
   -------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,140.80    0.17%    $0.90
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.95    0.17%    $0.85

   U.S. LARGE CAP VALUE PORTFOLIO**
   --------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,151.90    0.27%    $1.44
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.46    0.27%    $1.35

   U.S. TARGETED VALUE PORTFOLIO
   -----------------------------
   Actual Fund Return
    Class R1 Shares................. $1,000.00 $1,164.70    0.47%    $2.52
    Class R2 Shares................. $1,000.00 $1,164.40    0.62%    $3.33
    Institutional Class Shares...... $1,000.00 $1,165.50    0.37%    $1.99
   Hypothetical 5% Annual Return
    Class R1 Shares................. $1,000.00 $1,022.46    0.47%    $2.36
    Class R2 Shares................. $1,000.00 $1,021.72    0.62%    $3.11
    Institutional Class Shares...... $1,000.00 $1,022.96    0.37%    $1.86

   U.S. SMALL CAP VALUE PORTFOLIO
   ------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,177.30    0.52%    $2.81
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.22    0.52%    $2.61

   U.S. CORE EQUITY 1 PORTFOLIO
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,147.00    0.18%    $0.96
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.90    0.18%    $0.90

   U.S. CORE EQUITY 2 PORTFOLIO
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,149.00    0.21%    $1.12
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.75    0.21%    $1.05

   U.S. VECTOR EQUITY PORTFOLIO
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,164.10    0.32%    $1.72
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.21    0.32%    $1.61

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                          BEGINNING  ENDING              EXPENSES
                                           ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                            VALUE    VALUE     EXPENSE    DURING
                                          11/01/16  04/30/17    RATIO*   PERIOD*
                                          --------- --------- ---------- --------
U.S. SMALL CAP PORTFOLIO
------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,175.50    0.37%    $2.00
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.96    0.37%    $1.86

U.S. MICRO CAP PORTFOLIO
------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,189.40    0.52%    $2.82
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.22    0.52%    $2.61

DFA REAL ESTATE SECURITIES PORTFOLIO
------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,036.60    0.18%    $0.91
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.90    0.18%    $0.90

LARGE CAP INTERNATIONAL PORTFOLIO
---------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,111.90    0.24%    $1.26
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.60    0.24%    $1.20

INTERNATIONAL CORE EQUITY PORTFOLIO
-----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,119.40    0.32%    $1.68
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.21    0.32%    $1.61

INTERNATIONAL SMALL COMPANY PORTFOLIO***
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,126.00    0.53%    $2.79
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.17    0.53%    $2.66

GLOBAL SMALL COMPANY PORTFOLIO****
----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,057.00    0.49%    $2.50
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.36    0.49%    $2.46

JAPANESE SMALL COMPANY PORTFOLIO**
----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,068.80    0.53%    $2.72
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.17    0.53%    $2.66

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                    BEGINNING  ENDING              EXPENSES
                                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                      VALUE    VALUE     EXPENSE    DURING
                                                    11/01/16  04/30/17    RATIO*   PERIOD*
                                                    --------- --------- ---------- --------
ASIA PACIFIC SMALL COMPANY PORTFOLIO**
--------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,048.20    0.54%    $2.74
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.12    0.54%    $2.71

UNITED KINGDOM SMALL COMPANY PORTFOLIO**
----------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,204.40    0.59%    $3.22
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.87    0.59%    $2.96

CONTINENTAL SMALL COMPANY PORTFOLIO**
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,180.90    0.54%    $2.92
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.12    0.54%    $2.71

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,037.90    0.28%    $1.41
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.41    0.28%    $1.40

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO*****
------------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,035.80    0.24%    $1.21
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.60    0.24%    $1.20

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
-------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,132.90    0.68%    $3.60
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.42    0.68%    $3.41

INTERNATIONAL VECTOR EQUITY PORTFOLIO
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,123.60    0.48%    $2.53
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.41    0.48%    $2.41

WORLD EX U.S. VALUE PORTFOLIO***
--------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,117.00    0.52%    $2.73
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.22    0.52%    $2.61

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               BEGINNING  ENDING              EXPENSES
                                                ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                 VALUE    VALUE     EXPENSE    DURING
                                               11/01/16  04/30/17    RATIO*   PERIOD*
                                               --------- --------- ---------- --------
WORLD EX U.S. TARGETED VALUE PORTFOLIO
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,139.00    0.70%    $3.71
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.32    0.70%    $3.51

WORLD EX U.S. CORE EQUITY PORTFOLIO
-----------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,113.30    0.41%    $2.15
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.76    0.41%    $2.06

WORLD CORE EQUITY PORTFOLIO***
------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,130.80    0.35%    $1.85
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.06    0.35%    $1.76

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO***
---------------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,133.00    0.34%    $1.80
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.11    0.34%    $1.71

EMERGING MARKETS PORTFOLIO**
----------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,091.70    0.53%    $2.75
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.17    0.53%    $2.66

EMERGING MARKETS SMALL CAP PORTFOLIO**
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,098.30    0.72%    $3.75
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.22    0.72%    $3.61

EMERGING MARKETS VALUE PORTFOLIO**
----------------------------------
Actual Fund Return
 Class R2 Shares.............................. $1,000.00 $1,114.00    0.81%    $4.25
 Institutional Class Shares................... $1,000.00 $1,114.90    0.56%    $2.94
Hypothetical 5% Annual Return
 Class R2 Shares.............................. $1,000.00 $1,020.78    0.81%    $4.06
 Institutional Class Shares................... $1,000.00 $1,022.02    0.56%    $2.81

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        11/01/16  04/30/17    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
EMERGING MARKETS CORE EQUITY PORTFOLIO
--------------------------------------
Actual Fund Return
 Institutional Class Shares............ $1,000.00 $1,096.80    0.56%    $2.91
Hypothetical 5% Annual Return
 Institutional Class Shares............ $1,000.00 $1,022.02    0.56%    $2.81

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Funds (Affiliated Investment Companies).

*** The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

****Global Small Company Portfolio commenced operations on January 18, 2017.
    Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (102), then divided by the number of days in the year (365) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 181 day period for the six months ended April 30, 2017 to allow for comparability. The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

*****The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund's portion of the expenses of its Master Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 30, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company's holdings, which reflect the investments by category or country.

FEEDER FUNDS

                                            AFFILIATED INVESTMENT COMPANIES
                                            -------------------------------
    U.S. Large Cap Value Portfolio.........              100.0%
    Japanese Small Company Portfolio.......              100.0%
    Asia Pacific Small Company Portfolio...              100.0%
    United Kingdom Small Company Portfolio.              100.0%
    Continental Small Company Portfolio....              100.0%
    Emerging Markets Portfolio.............              100.0%
    Emerging Markets Small Cap Portfolio...              100.0%
    Emerging Markets Value Portfolio.......              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


FUND OF FUNDS

International Small Company Portfolio..................................................... 100.0%
Global Small Company Portfolio............................................................ 100.0%
World ex U.S. Value Portfolio............................................................. 100.0%
World Core Equity Portfolio............................................................... 100.0%
Selectively Hedged Global Equity Portfolio................................................ 100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

       ENHANCED U.S. LARGE COMPANY PORTFOLIO
Corporate....................................  39.2%
Government...................................  13.8%
Foreign Corporate............................  22.9%
Foreign Government...........................  21.1%
Supranational................................   3.0%
                                              -----
                                              100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

          U.S. LARGE CAP EQUITY PORTFOLIO
Consumer Discretionary.......................  15.3%
Consumer Staples.............................   8.7%
Energy.......................................   5.4%
Financials...................................  14.8%
Health Care..................................  13.0%
Industrials..................................  12.2%
Information Technology.......................  21.1%
Materials....................................   3.8%
Real Estate..................................   0.3%
Telecommunication Services...................   2.7%
Utilities....................................   2.7%
                                              -----
                                              100.0%

           U.S. TARGETED VALUE PORTFOLIO
Consumer Discretionary.......................  14.9%
Consumer Staples.............................   2.6%
Energy.......................................   8.5%
Financials...................................  26.5%
Health Care..................................   5.1%
Industrials..................................  22.0%
Information Technology.......................  13.0%
Materials....................................   5.5%
Real Estate..................................   0.5%
Telecommunication Services...................   0.9%
Utilities....................................   0.5%
                                              -----
                                              100.0%

          U.S. SMALL CAP VALUE PORTFOLIO
Consumer Discretionary.......................  15.3%
Consumer Staples.............................   4.7%
Energy.......................................   9.4%
Financials...................................  27.1%
Health Care..................................   4.5%
Industrials..................................  17.9%
Information Technology.......................  14.1%
Materials....................................   5.9%
Real Estate..................................   0.2%
Telecommunication Services...................   0.9%
                                              -----
                                              100.0%

           U.S. CORE EQUITY 1 PORTFOLIO
Consumer Discretionary.......................  15.9%
Consumer Staples.............................   8.0%
Energy.......................................   4.9%
Financials...................................  15.5%
Health Care..................................  11.5%
Industrials..................................  13.6%
Information Technology.......................  20.5%
Materials....................................   4.5%
Real Estate..................................   0.3%
Telecommunication Services...................   2.4%
Utilities....................................   2.9%
                                              -----
                                              100.0%

           U.S. CORE EQUITY 2 PORTFOLIO
Consumer Discretionary.......................  15.0%
Consumer Staples.............................   6.9%
Energy.......................................   5.8%
Financials...................................  18.7%
Health Care..................................  10.9%
Industrials..................................  14.3%
Information Technology.......................  18.7%
Materials....................................   4.8%
Real Estate..................................   0.4%
Telecommunication Services...................   2.6%
Utilities....................................   1.9%
                                              -----
                                              100.0%

           U.S. VECTOR EQUITY PORTFOLIO
Consumer Discretionary.......................  14.6%
Consumer Staples.............................   4.6%
Energy.......................................   7.1%
Financials...................................  23.7%
Health Care..................................   8.3%
Industrials..................................  16.7%
Information Technology.......................  15.4%
Materials....................................   5.4%
Real Estate..................................   0.4%
Telecommunication Services...................   2.7%
Utilities....................................   1.1%
                                              -----
                                              100.0%

             U.S. SMALL CAP PORTFOLIO
Consumer Discretionary.......................  15.9%
Consumer Staples.............................   4.3%
Energy.......................................   4.4%
Financials...................................  21.6%
Health Care..................................   8.2%
Industrials..................................  19.3%
Information Technology.......................  15.1%
Materials....................................   5.4%
Real Estate..................................   0.6%
Telecommunication Services...................   1.1%
Utilities....................................   4.1%
                                              -----
                                              100.0%

             U.S. MICRO CAP PORTFOLIO
Consumer Discretionary.......................  15.4%
Consumer Staples.............................   3.4%
Energy.......................................   2.6%
Financials...................................  23.2%
Health Care..................................   9.1%
Industrials..................................  21.5%
Information Technology.......................  14.0%
Materials....................................   5.7%
Real Estate..................................   0.9%
Telecommunication Services...................   1.9%
Utilities....................................   2.3%
                                              -----
                                              100.0%

                     DFA REAL ESTATE SECURITIES PORTFOLIO
              Real Estate.................................. 100.0%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

         LARGE CAP INTERNATIONAL PORTFOLIO
Consumer Discretionary.......................  13.4%
Consumer Staples.............................  10.7%
Energy.......................................   5.8%
Financials...................................  21.6%
Health Care..................................   9.4%
Industrials..................................  14.7%
Information Technology.......................   5.1%
Materials....................................  10.0%
Real Estate..................................   1.9%
Telecommunication Services...................   4.2%
Utilities....................................   3.2%
                                              -----
                                              100.0%

        INTERNATIONAL CORE EQUITY PORTFOLIO
Consumer Discretionary.......................  16.1%
Consumer Staples.............................   7.4%
Energy.......................................   6.1%
Financials...................................  18.5%
Health Care..................................   5.9%
Industrials..................................  18.5%
Information Technology.......................   6.8%
Materials....................................  12.7%
Real Estate..................................   2.5%
Telecommunication Services...................   2.7%
Utilities....................................   2.8%
                                              -----
                                              100.0%

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
              Health Care..................................   0.1%
              Real Estate..................................  99.9%
                                                            -----
                                                            100.0%

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
              Affiliated Investment Companies..............  64.0%
              Real Estate..................................  36.0%
                                                            -----
                                                            100.0%

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
              Consumer Discretionary.......................  15.5%
              Consumer Staples.............................   4.6%
              Energy.......................................   6.5%
              Financials...................................  19.3%
              Health Care..................................   1.7%
              Industrials..................................  24.0%
              Information Technology.......................   5.4%
              Materials....................................  17.8%
              Real Estate..................................   3.0%
              Telecommunication Services...................   0.7%
              Utilities....................................   1.5%
                                                            -----
                                                            100.0%

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO
              Consumer Discretionary.......................  15.7%
              Consumer Staples.............................   6.6%
              Energy.......................................   7.0%
              Financials...................................  18.4%
              Health Care..................................   4.7%
              Industrials..................................  19.4%
              Information Technology.......................   7.2%
              Materials....................................  14.3%
              Real Estate..................................   2.6%
              Telecommunication Services...................   2.1%
              Utilities....................................   2.0%
                                                            -----
                                                            100.0%

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO
              Consumer Discretionary.......................  16.1%
              Consumer Staples.............................   5.4%
              Energy.......................................   5.5%
              Financials...................................  17.6%
              Health Care..................................   2.7%
              Industrials..................................  20.5%
              Information Technology.......................   8.1%
              Materials....................................  16.5%
              Real Estate..................................   4.7%
              Telecommunication Services...................   1.1%
              Utilities....................................   1.8%
                                                            -----
                                                            100.0%

                      WORLD EX U.S. CORE EQUITY PORTFOLIO
              Consumer Discretionary.......................  15.0%
              Consumer Staples.............................   7.1%
              Energy.......................................   6.1%
              Financials...................................  19.4%
              Health Care..................................   5.0%
              Industrials..................................  16.5%
              Information Technology.......................   9.5%
              Materials....................................  12.3%
              Real Estate..................................   3.1%
              Telecommunication Services...................   3.1%
              Utilities....................................   2.9%
                                                            -----
                                                            100.0%

                    EMERGING MARKETS CORE EQUITY PORTFOLIO
              Consumer Discretionary.......................  11.7%
              Consumer Staples.............................   7.8%
              Energy.......................................   5.5%
              Financials...................................  19.4%
              Health Care..................................   3.4%
              Industrials..................................   9.7%
              Information Technology.......................  20.8%
              Materials....................................  10.3%
              Real Estate..................................   3.6%
              Telecommunication Services...................   4.3%
              Utilities....................................   3.5%
                                                            -----
                                                            100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
BONDS -- (86.2%)
AUSTRALIA -- (6.9%)
Commonwealth Bank of Australia
##  1.375%, 09/06/18.............................   3,995 $ 3,973,072
    5.000%, 10/15/19.............................   3,000   3,203,271
National Australia Bank, Ltd.
    1.875%, 07/23/18.............................   2,500   2,506,120
Westpac Banking Corp.
    2.250%, 07/30/18.............................   3,000   3,021,033
    2.250%, 01/17/19.............................   3,200   3,219,942
Other Securities.................................           1,514,047
                                                          -----------
TOTAL AUSTRALIA..................................          17,437,485
                                                          -----------

AUSTRIA -- (2.0%)
Oesterreichische Kontrollbank AG
    1.750%, 01/24/20.............................   5,000   5,007,270
                                                          -----------

BELGIUM -- (0.5%)
Other Securities.................................           1,220,223
                                                          -----------

CANADA -- (9.7%)
Ontario, Province of Canada
    2.000%, 09/27/18.............................   7,200   7,248,866
Quebec, Province of Canada
    4.625%, 05/14/18.............................   5,000   5,163,860
Royal Bank of Canada
    2.000%, 12/10/18.............................   3,000   3,011,583
Toronto-Dominion Bank (The)
    1.400%, 04/30/18.............................   3,000   2,997,657
    1.750%, 07/23/18.............................   2,000   2,003,782
Other Securities.................................           4,273,320
                                                          -----------
TOTAL CANADA.....................................          24,699,068
                                                          -----------

DENMARK -- (2.1%)
Kommunekredit
    1.250%, 08/27/18.............................   5,300   5,285,865
                                                          -----------

FINLAND -- (1.2%)
Other Securities.................................           2,992,161
                                                          -----------

FRANCE -- (1.4%)
Other Securities.................................           3,587,356
                                                          -----------

GERMANY -- (4.5%)
State of North Rhine-Westphalia
    1.375%, 07/16/18.............................   2,500   2,498,415
Volkswagen Group of America Finance LLC
    2.450%, 11/20/19.............................   2,000   2,006,182
Other Securities.................................           6,895,953
                                                          -----------
TOTAL GERMANY....................................          11,400,550
                                                          -----------

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
IRELAND -- (1.8%)
Medtronic, Inc.
    2.500%, 03/15/20.............................   2,500 $ 2,546,725
Other Securities.................................           1,923,516
                                                          -----------
TOTAL IRELAND....................................           4,470,241
                                                          -----------

JAPAN -- (2.9%)
Toyota Motor Credit Corp.
    1.550%, 10/18/19.............................   2,500   2,484,402
Other Securities.................................           4,980,619
                                                          -----------
TOTAL JAPAN......................................           7,465,021
                                                          -----------

NETHERLANDS -- (9.4%)
Bank Nederlandse Gemeenten NV
##  1.000%, 09/20/18.............................   5,000   4,968,095
    1.875%, 06/11/19.............................   2,000   2,008,326
Cooperatieve Rabobank UA
    1.700%, 03/19/18.............................   3,435   3,439,891
    2.250%, 01/14/19.............................   3,700   3,726,030
Nederlandse Waterschapsbank NV
    0.875%, 07/13/18.............................   3,500   3,477,656
##  1.500%, 01/23/19.............................   2,000   1,996,594
Shell International Finance BV
    1.625%, 11/10/18.............................   2,870   2,878,320
Other Securities.................................           1,302,569
                                                          -----------
TOTAL NETHERLANDS................................          23,797,481
                                                          -----------

NORWAY -- (2.9%)
Statoil ASA
    2.250%, 11/08/19.............................   4,461   4,489,457
Other Securities.................................           2,998,951
                                                          -----------
TOTAL NORWAY.....................................           7,488,408
                                                          -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.0%)
African Development Bank
    1.625%, 10/02/18.............................   4,750   4,765,476
Council Of Europe Development Bank
    1.625%, 03/10/20.............................   3,000   2,993,565
                                                          -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....           7,759,041
                                                          -----------

SWEDEN -- (1.1%)
Kommuninvest I Sverige AB
    2.000%, 11/12/19.............................   2,000   2,016,882
Other Securities.................................             697,003
                                                          -----------
TOTAL SWEDEN.....................................           2,713,885
                                                          -----------

SWITZERLAND -- (0.5%)
Other Securities.................................           1,400,283
                                                          -----------

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^    VALUE+
                                                  -------    ------
                                                   (000)
UNITED KINGDOM -- (2.5%)
BP Capital Markets P.L.C.
    2.315%, 02/13/20.............................   2,550 $  2,574,449
Other Securities.................................            3,694,007
                                                          ------------
TOTAL UNITED KINGDOM.............................            6,268,456
                                                          ------------

UNITED STATES -- (33.8%)
Adobe Systems, Inc.
    4.750%, 02/01/20.............................   2,150    2,317,311
Apple, Inc.
    1.100%, 08/02/19.............................   3,000    2,969,898
Bank of New York Mellon Corp. (The)
    2.150%, 02/24/20.............................   2,000    2,014,884
Becton Dickinson and Co.
    2.675%, 12/15/19.............................   2,100    2,114,708
Bristol-Myers Squibb Co.
    1.600%, 02/27/19.............................   2,500    2,497,128
Chevron Corp.
    2.193%, 11/15/19.............................   3,500    3,531,678
Cisco Systems, Inc.
    1.650%, 06/15/18.............................   2,800    2,808,151
Citizens Bank NA
    2.450%, 12/04/19.............................   2,200    2,216,872
Dominion Resources, Inc.
    2.500%, 12/01/19.............................   2,000    2,020,222
Eastman Chemical Co.
    2.700%, 01/15/20.............................   2,000    2,032,220
Enterprise Products Operating LLC
    5.250%, 01/31/20.............................   2,000    2,160,668
Exelon Generation Co. LLC
    2.950%, 01/15/20.............................   2,000    2,030,920
Express Scripts Holding Co.
    2.250%, 06/15/19.............................   2,000    2,006,256
Humana, Inc.
    2.625%, 10/01/19.............................   2,000    2,025,488
Morgan Stanley
    2.375%, 07/23/19.............................   2,000    2,014,102
Ryder System, Inc.
    2.450%, 09/03/19.............................   2,000    2,012,646
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19.............................   2,000    2,023,218
Time Warner, Inc.
    4.875%, 03/15/20.............................   2,000    2,145,176
Tyson Foods, Inc.
    2.650%, 08/15/19.............................   2,000    2,020,316
Zimmer Biomet Holdings, Inc.
    2.700%, 04/01/20.............................   2,000    2,022,012
Other Securities.................................           40,847,459
                                                          ------------
TOTAL UNITED STATES..............................           85,831,333
                                                          ------------
TOTAL BONDS......................................          218,824,127
                                                          ------------

                                                     FACE
                                                    AMOUNT^    VALUE+
                                                    -------    ------
                                                     (000)
U.S. TREASURY OBLIGATIONS -- (13.8%)
U.S. Treasury Notes
      1.125%, 01/15/19.............................   8,700 $  8,684,366
      1.125%, 03/31/20.............................  26,700   26,463,251
                                                            ------------
TOTAL U.S. TREASURY OBLIGATIONS....................           35,147,617
                                                            ------------
TOTAL INVESTMENT SECURITIES........................          253,971,744
                                                            ------------

                                                    SHARES
                                                    ------
SECURITIES LENDING COLLATERAL -- (--%)
(S)@  DFA Short Term Investment Fund...............     114        1,323
                                                            ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $253,895,484)..............................          $253,973,067
                                                            ============

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                                 --------------------------------------------
                                                                                  LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                                                                 ---------- ------------ ------- ------------
Bonds
 Australia......................................................................         -- $ 17,437,485   --    $ 17,437,485
 Austria........................................................................         --    5,007,270   --       5,007,270
 Belgium........................................................................         --    1,220,223   --       1,220,223
 Canada.........................................................................         --   24,699,068   --      24,699,068
 Denmark........................................................................         --    5,285,865   --       5,285,865
 Finland........................................................................         --    2,992,161   --       2,992,161
 France.........................................................................         --    3,587,356   --       3,587,356
 Germany........................................................................         --   11,400,550   --      11,400,550
 Ireland........................................................................         --    4,470,241   --       4,470,241
 Japan..........................................................................         --    7,465,021   --       7,465,021
 Netherlands....................................................................         --   23,797,481   --      23,797,481
 Norway.........................................................................         --    7,488,408   --       7,488,408
 Supranational Organization Obligations.........................................         --    7,759,041   --       7,759,041
 Sweden.........................................................................         --    2,713,885   --       2,713,885
 Switzerland....................................................................         --    1,400,283   --       1,400,283
 United Kingdom.................................................................         --    6,268,456   --       6,268,456
 United States..................................................................         --   85,831,333   --      85,831,333
U.S. Treasury Obligations.......................................................         --   35,147,617   --      35,147,617
Securities Lending Collateral...................................................         --        1,323   --           1,323
Futures Contracts**............................................................. $2,995,577           --   --       2,995,577
                                                                                 ---------- ------------   --    ------------
TOTAL........................................................................... $2,995,577 $253,973,067   --    $256,968,644
                                                                                 ========== ============   ==    ============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                PERCENTAGE
                                         SHARES     VALUE+    OF NET ASSETS**
                                         ------     ------    ---------------
  COMMON STOCKS -- (96.6%)
  Consumer Discretionary -- (14.8%)
  *   Amazon.com, Inc...................  18,767 $ 17,359,287            1.7%
      Comcast Corp. Class A............. 287,333   11,260,580            1.1%
      Home Depot, Inc. (The)............  55,364    8,642,320            0.8%
      Lowe's Cos., Inc..................  44,366    3,765,786            0.4%
      McDonald's Corp...................  26,974    3,774,472            0.4%
      Starbucks Corp....................  62,954    3,781,017            0.4%
      Walt Disney Co. (The).............  75,950    8,779,820            0.8%
      Other Securities..................          100,513,720            9.6%
                                                 ------------           -----
  Total Consumer Discretionary..........          157,877,002           15.2%
                                                 ------------           -----
  Consumer Staples -- (8.4%)
      Altria Group, Inc.................  87,167    6,256,847            0.6%
      Coca-Cola Co. (The)............... 177,393    7,654,508            0.7%
      CVS Health Corp...................  48,410    3,990,920            0.4%
      PepsiCo, Inc......................  64,099    7,261,135            0.7%
      Philip Morris International, Inc..  51,373    5,694,183            0.6%
      Procter & Gamble Co. (The)........ 111,304    9,720,178            0.9%
      Wal-Mart Stores, Inc..............  87,376    6,568,928            0.6%
      Walgreens Boots Alliance, Inc.....  46,029    3,983,350            0.4%
      Other Securities..................           38,823,691            3.7%
                                                 ------------           -----
  Total Consumer Staples................           89,953,740            8.6%
                                                 ------------           -----
  Energy -- (5.2%)
      Chevron Corp......................  60,073    6,409,789            0.6%
      Exxon Mobil Corp.................. 127,724   10,428,665            1.0%
      Other Securities..................           38,416,873            3.7%
                                                 ------------           -----
  Total Energy..........................           55,255,327            5.3%
                                                 ------------           -----
  Financials -- (14.3%)
      Bank of America Corp.............. 373,238    8,711,375            0.8%
  *   Berkshire Hathaway, Inc. Class B..  59,826    9,883,853            1.0%
      Citigroup, Inc....................  89,769    5,307,143            0.5%
      JPMorgan Chase & Co............... 155,585   13,535,895            1.3%
      Wells Fargo & Co.................. 207,376   11,165,124            1.1%
      Other Securities..................          104,413,737           10.0%
                                                 ------------           -----
  Total Financials......................          153,017,127           14.7%
                                                 ------------           -----
  Health Care -- (12.6%)
      AbbVie, Inc.......................  68,920    4,544,585            0.4%
      Amgen, Inc........................  31,515    5,147,030            0.5%
  *   Celgene Corp......................  32,831    4,072,686            0.4%
      Johnson & Johnson................. 117,807   14,545,630            1.4%
      Merck & Co., Inc.................. 119,459    7,445,879            0.7%
      Pfizer, Inc....................... 321,597   10,908,570            1.1%
      UnitedHealth Group, Inc...........  41,232    7,210,652            0.7%
      Other Securities..................           80,722,884            7.7%
                                                 ------------           -----
  Total Health Care.....................          134,597,916           12.9%
                                                 ------------           -----
  Industrials -- (11.8%)
      3M Co.............................  26,886    5,265,085            0.5%
      Boeing Co. (The)..................  25,987    4,803,177            0.5%
      General Electric Co............... 342,505    9,929,220            1.0%
      Honeywell International, Inc......  33,512    4,394,764            0.4%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                                PERCENTAGE
                                                                      SHARES       VALUE+     OF NET ASSETS**
                                                                      ------       ------     ---------------
Industrials -- (Continued)
      Union Pacific Corp............................................    45,307 $    5,072,572            0.5%
      United Technologies Corp......................................    43,205      5,140,963            0.5%
      Other Securities..............................................               90,889,275            8.7%
                                                                               --------------          ------
Total Industrials...................................................              125,495,056           12.1%
                                                                               --------------          ------
Information Technology -- (20.4%)
      Accenture P.L.C. Class A......................................    31,458      3,815,855            0.4%
*     Alphabet, Inc. Class A........................................    10,745      9,933,967            1.0%
*     Alphabet, Inc. Class C........................................    11,285     10,223,759            1.0%
      Apple, Inc....................................................   215,464     30,951,404            3.0%
      Cisco Systems, Inc............................................   208,936      7,118,450            0.7%
*     Facebook, Inc. Class A........................................    68,220     10,250,055            1.0%
      Intel Corp....................................................   241,422      8,727,405            0.8%
      International Business Machines Corp..........................    43,508      6,973,897            0.7%
      Mastercard, Inc. Class A......................................    48,631      5,656,758            0.5%
      Microsoft Corp................................................   299,894     20,530,743            2.0%
      Oracle Corp...................................................   129,267      5,811,844            0.6%
      Texas Instruments, Inc........................................    50,780      4,020,760            0.4%
#     Visa, Inc. Class A............................................    74,058      6,755,571            0.7%
      Other Securities..............................................               87,368,113            8.1%
                                                                               --------------          ------
Total Information Technology........................................              218,138,581           20.9%
                                                                               --------------          ------
Materials -- (3.6%)
      Other Securities..............................................               38,801,265            3.7%
                                                                               --------------          ------
Real Estate -- (0.3%)
      Other Securities..............................................                2,582,318            0.2%
                                                                               --------------          ------
Telecommunication Services -- (2.6%)
      AT&T, Inc.....................................................   377,616     14,964,922            1.4%
      Verizon Communications, Inc...................................   187,985      8,630,392            0.8%
      Other Securities..............................................                4,438,365            0.5%
                                                                               --------------          ------
Total Telecommunication Services....................................               28,033,679            2.7%
                                                                               --------------          ------
Utilities -- (2.6%)
      Other Securities..............................................               27,774,396            2.7%
                                                                               --------------          ------
TOTAL COMMON STOCKS.................................................            1,031,526,407           99.0%
                                                                               --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                    7,305            0.0%
                                                                               --------------          ------
TOTAL INVESTMENT SECURITIES.........................................            1,031,533,712
                                                                               --------------

TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional U.S. Government Money Market Fund,
       0.680%....................................................... 5,107,938      5,107,938            0.5%
                                                                               --------------          ------
SECURITIES LENDING COLLATERAL -- (2.9%)
(S)@  DFA Short Term Investment Fund................................ 2,686,276     31,088,275            3.0%
                                                                               --------------          ------
TOTAL INVESTMENTS -- (100.0%)
      (Cost $902,766,517)...........................................           $1,067,729,925          102.5%
                                                                               ==============          ======

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -------------------------------------------------
                                       LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                                    -------------- ----------- ------- --------------
Common Stocks
 Consumer Discretionary............ $  157,877,002          --   --    $  157,877,002
 Consumer Staples..................     89,953,740          --   --        89,953,740
 Energy............................     55,255,327          --   --        55,255,327
 Financials........................    153,017,127          --   --       153,017,127
 Health Care.......................    134,597,916          --   --       134,597,916
 Industrials.......................    125,495,056          --   --       125,495,056
 Information Technology............    218,138,581          --   --       218,138,581
 Materials.........................     38,801,265          --   --        38,801,265
 Real Estate.......................      2,582,318          --   --         2,582,318
 Telecommunication Services........     28,033,679          --   --        28,033,679
 Utilities.........................     27,774,396          --   --        27,774,396
Rights/Warrants....................             -- $     7,305   --             7,305
Temporary Cash Investments.........      5,107,938          --   --         5,107,938
Securities Lending Collateral......             --  31,088,275   --        31,088,275
Futures Contracts**................          1,023          --   --             1,023
                                    -------------- -----------   --    --------------
TOTAL.............................. $1,036,635,368 $31,095,580   --    $1,067,730,948
                                    ============== ===========   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                 VALUE+
                                                             ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company.................................. $21,064,988,669
                                                             ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $14,743,776,593)....................................... $21,064,988,669
                                                             ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                   PERCENTAGE
                                         SHARES       VALUE+     OF NET ASSETS**
                                         ------       ------     ---------------
COMMON STOCKS -- (83.8%)
Consumer Discretionary -- (12.5%)
#   CalAtlantic Group, Inc............. 1,112,227 $   40,284,862            0.4%
#   Kohl's Corp........................ 1,003,092     39,150,681            0.4%
*   Madison Square Garden Co. (The)
     Class A...........................   187,861     37,904,714            0.4%
#   Penske Automotive Group, Inc.......   730,052     34,830,781            0.4%
#   PulteGroup, Inc.................... 3,308,268     74,998,436            0.8%
    Staples, Inc....................... 5,235,500     51,150,835            0.5%
#   Toll Brothers, Inc................. 1,935,113     69,644,717            0.7%
    Other Securities...................            1,076,549,460           11.2%
                                                  --------------           -----
Total Consumer Discretionary...........            1,424,514,486           14.8%
                                                  --------------           -----
Consumer Staples -- (2.2%)
#*  Post Holdings, Inc.................   498,951     42,006,685            0.4%
    Other Securities...................              209,331,683            2.2%
                                                  --------------           -----
Total Consumer Staples.................              251,338,368            2.6%
                                                  --------------           -----
Energy -- (7.1%)
#*  CONSOL Energy, Inc................. 2,980,049     45,237,144            0.5%
#   HollyFrontier Corp................. 1,989,315     55,979,324            0.6%
#   Murphy Oil Corp.................... 1,768,756     46,306,032            0.5%
#   Nabors Industries, Ltd............. 3,371,391     34,860,183            0.4%
#*  Transocean, Ltd.................... 4,853,043     53,529,064            0.6%
    Other Securities...................              577,360,487            5.8%
                                                  --------------           -----
Total Energy...........................              813,272,234            8.4%
                                                  --------------           -----
Financials -- (22.2%)
    Allied World Assurance Co.
     Holdings AG.......................   916,893     48,677,849            0.5%
    American Financial Group, Inc......   387,636     37,720,859            0.4%
    Assurant, Inc......................   583,134     56,120,816            0.6%
    Assured Guaranty, Ltd.............. 1,438,096     54,834,600            0.6%
    Axis Capital Holdings, Ltd.........   875,934     57,724,051            0.6%
#   Investors Bancorp, Inc............. 3,494,999     48,405,736            0.5%
#   Legg Mason, Inc....................   942,615     35,234,949            0.4%
#   Navient Corp....................... 2,556,220     38,854,544            0.4%
    Old Republic International Corp.... 1,900,386     39,299,982            0.4%
#   PacWest Bancorp.................... 1,146,079     56,604,842            0.6%
#   People's United Financial, Inc..... 3,756,568     65,627,243            0.7%
#   Prosperity Bancshares, Inc.........   631,538     42,439,354            0.4%
    Reinsurance Group of America, Inc..   324,024     40,515,961            0.4%
#   RenaissanceRe Holdings, Ltd........   423,464     60,203,877            0.6%
    Umpqua Holdings Corp............... 2,390,030     42,231,830            0.4%
    Validus Holdings, Ltd..............   783,685     43,322,107            0.5%
#   Zions Bancorporation...............   916,829     36,700,665            0.4%
    Other Securities...................            1,725,243,238           17.8%
                                                  --------------           -----
Total Financials.......................            2,529,762,503           26.2%
                                                  --------------           -----
Health Care -- (4.3%)
    Other Securities...................              486,437,667            5.0%
                                                  --------------           -----
Industrials -- (18.4%)
#*  AECOM.............................. 1,361,250     46,568,362            0.5%
#   AGCO Corp..........................   929,613     59,485,936            0.6%
#   Air Lease Corp..................... 1,011,383     38,574,148            0.4%
*   Colfax Corp........................   919,847     37,226,208            0.4%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE+      OF NET ASSETS**
                                                                       ------        ------      ---------------
Industrials -- (Continued)
#*    Genesee & Wyoming, Inc. Class A...............................     579,330 $    39,255,401            0.4%
      Jacobs Engineering Group, Inc.................................   1,286,761      70,668,914            0.7%
*     JetBlue Airways Corp..........................................   2,670,322      58,293,129            0.6%
#*    Kirby Corp....................................................     545,422      38,506,793            0.4%
      ManpowerGroup, Inc............................................     345,864      34,925,347            0.4%
      Owens Corning.................................................   1,025,375      62,394,069            0.7%
*     Quanta Services, Inc..........................................   1,728,344      61,252,511            0.6%
      Ryder System, Inc.............................................     540,258      36,688,921            0.4%
#     Trinity Industries, Inc.......................................   1,557,299      41,891,343            0.4%
      Other Securities..............................................               1,473,225,450           15.3%
                                                                                 ---------------          ------
Total Industrials...................................................               2,098,956,532           21.8%
                                                                                 ---------------          ------
Information Technology -- (10.9%)
*     Arrow Electronics, Inc........................................   1,011,843      71,334,932            0.7%
      Avnet, Inc....................................................   1,615,113      62,488,722            0.7%
#     Jabil Circuit, Inc............................................   1,475,340      42,814,367            0.5%
      Marvell Technology Group, Ltd.................................   2,487,280      37,358,946            0.4%
#*    Tech Data Corp................................................     386,025      36,923,291            0.4%
      Other Securities..............................................                 988,439,992           10.1%
                                                                                 ---------------          ------
Total Information Technology........................................               1,239,360,250           12.8%
                                                                                 ---------------          ------
Materials -- (4.6%)
#     Olin Corp.....................................................   1,184,056      38,043,719            0.4%
      Reliance Steel & Aluminum Co..................................     819,428      64,587,315            0.7%
      Other Securities..............................................                 418,794,429            4.3%
                                                                                 ---------------          ------
Total Materials.....................................................                 521,425,463            5.4%
                                                                                 ---------------          ------
Real Estate -- (0.4%)
      Other Securities..............................................                  47,519,465            0.5%
                                                                                 ---------------          ------
Telecommunication Services -- (0.8%)
      Other Securities..............................................                  85,250,957            0.9%
                                                                                 ---------------          ------
Utilities -- (0.4%)
      Other Securities..............................................                  43,544,804            0.5%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................               9,541,382,729           98.9%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................               9,541,382,729
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (1.2%)
      State Street Institutional U.S. Government Money Market Fund,
       0.680%....................................................... 134,136,158     134,136,158            1.4%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (15.0%)
(S)@  DFA Short Term Investment Fund................................ 147,224,651   1,703,830,892           17.6%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,616,092,312)...........................................               $11,379,349,779          117.9%
                                                                                 ===============          ======

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                          INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------------------
                                       LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                    -------------- -------------- ------- ---------------
Common Stocks
 Consumer Discretionary............ $1,423,271,725 $    1,242,761   --    $ 1,424,514,486
 Consumer Staples..................    251,338,368             --   --        251,338,368
 Energy............................    813,272,234             --   --        813,272,234
 Financials........................  2,529,762,503             --   --      2,529,762,503
 Health Care.......................    486,437,667             --   --        486,437,667
 Industrials.......................  2,098,956,532             --   --      2,098,956,532
 Information Technology............  1,239,360,250             --   --      1,239,360,250
 Materials.........................    521,425,463             --   --        521,425,463
 Real Estate.......................     47,519,465             --   --         47,519,465
 Telecommunication Services........     85,250,957             --   --         85,250,957
 Utilities.........................     43,544,804             --   --         43,544,804
Temporary Cash Investments.........    134,136,158             --   --        134,136,158
Securities Lending Collateral......             --  1,703,830,892   --      1,703,830,892
Futures Contracts**................        517,857             --   --            517,857
                                    -------------- --------------   --    ---------------
TOTAL.............................. $9,674,793,983 $1,705,073,653   --    $11,379,867,636
                                    ============== ==============   ==    ===============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                              PERCENTAGE
                                                    SHARES       VALUE+     OF NET ASSETS**
                                                    ------       ------     ---------------
COMMON STOCKS -- (87.5%)
Consumer Discretionary -- (13.4%)
#   Aaron's, Inc.................................  2,630,659 $   94,545,884            0.7%
#   DeVry Education Group, Inc...................  2,279,058     86,262,345            0.6%
#   Marriott Vacations Worldwide Corp............    735,327     81,018,329            0.6%
#*  TRI Pointe Group, Inc........................  5,761,788     71,734,261            0.5%
    Other Securities.............................             1,828,925,138           12.7%
                                                             --------------           -----
Total Consumer Discretionary.....................             2,162,485,957           15.1%
                                                             --------------           -----
Consumer Staples -- (4.1%)
#*  Darling Ingredients, Inc.....................  6,016,808     91,034,305            0.6%
#   Fresh Del Monte Produce, Inc.................  1,805,623    110,684,690            0.8%
#   Seaboard Corp................................     18,363     77,749,126            0.5%
#   Universal Corp...............................    835,660     61,379,227            0.4%
    Other Securities.............................               325,566,472            2.3%
                                                             --------------           -----
Total Consumer Staples...........................               666,413,820            4.6%
                                                             --------------           -----
Energy -- (8.2%)
#   Nabors Industries, Ltd.......................  6,698,859     69,266,202            0.5%
#*  Oasis Petroleum, Inc.........................  7,863,821     93,894,023            0.7%
#   Patterson-UTI Energy, Inc....................  3,900,459     84,425,435            0.6%
#   PBF Energy, Inc. Class A.....................  3,373,654     75,299,957            0.5%
#*  Rowan Cos. P.L.C. Class A....................  4,891,454     68,822,758            0.5%
*   Whiting Petroleum Corp....................... 11,805,777     97,987,949            0.7%
    Other Securities.............................               838,435,433            5.8%
                                                             --------------           -----
Total Energy.....................................             1,328,131,757            9.3%
                                                             --------------           -----
Financials -- (23.7%)
#   American Equity Investment Life Holding Co...  3,211,831     76,184,631            0.5%
    Argo Group International Holdings, Ltd.......  1,082,821     71,412,045            0.5%
    Aspen Insurance Holdings, Ltd................  1,997,554    104,571,952            0.7%
#   Associated Banc-Corp.........................  4,440,682    110,572,982            0.8%
    CNO Financial Group, Inc.....................  4,510,009     95,025,890            0.7%
#   Fulton Financial Corp........................  5,522,644    101,892,782            0.7%
#   Hancock Holding Co...........................  2,234,490    104,350,683            0.7%
    Hanover Insurance Group, Inc. (The)..........  1,198,891    105,826,109            0.8%
    Iberiabank Corp..............................  1,066,802     84,650,739            0.6%
    Kemper Corp..................................  1,702,554     66,995,500            0.5%
#   MB Financial, Inc............................  1,998,996     84,977,320            0.6%
#   Old National Bancorp.........................  3,969,135     66,681,468            0.5%
#   Selective Insurance Group, Inc...............  1,755,082     92,668,330            0.7%
#   Washington Federal, Inc......................  2,995,613    100,952,158            0.7%
    Wintrust Financial Corp......................  1,581,628    112,074,160            0.8%
    Other Securities.............................             2,450,653,747           17.0%
                                                             --------------           -----
Total Financials.................................             3,829,490,496           26.8%
                                                             --------------           -----
Health Care -- (3.9%)
#*  LifePoint Health, Inc........................  1,220,067     75,827,164            0.5%
    Other Securities.............................               563,126,487            4.0%
                                                             --------------           -----
Total Health Care................................               638,953,651            4.5%
                                                             --------------           -----
Industrials -- (15.7%)
#   Aircastle, Ltd...............................  2,623,128     61,958,283            0.4%
#*  DigitalGlobe, Inc............................  2,340,325     75,358,465            0.5%
#*  Esterline Technologies Corp..................  1,083,684     99,102,902            0.7%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE+      OF NET ASSETS**
                                                                       ------        ------      ---------------
Industrials -- (Continued)
#     GATX Corp.....................................................   1,651,625 $    98,932,337            0.7%
      SkyWest, Inc..................................................   1,687,220      62,764,584            0.4%
#     Terex Corp....................................................   2,506,053      87,661,734            0.6%
*     WESCO International, Inc......................................   1,329,218      81,015,837            0.6%
      Other Securities..............................................               1,972,083,511           13.9%
                                                                                 ---------------          ------
Total Industrials...................................................               2,538,877,653           17.8%
                                                                                 ---------------          ------
Information Technology -- (12.4%)
*     CACI International, Inc. Class A..............................     849,691     100,263,538            0.7%
#     Convergys Corp................................................   3,776,945      85,019,032            0.6%
#*    Cree, Inc.....................................................   3,027,240      66,236,011            0.5%
#     MKS Instruments, Inc..........................................   1,201,698      94,032,868            0.7%
#*    Sanmina Corp..................................................   2,606,192      97,080,652            0.7%
#     SYNNEX Corp...................................................     847,108      91,851,920            0.7%
#*    Tech Data Corp................................................   1,054,751     100,886,933            0.7%
#     Vishay Intertechnology, Inc...................................   4,923,147      80,493,453            0.6%
      Other Securities..............................................               1,282,645,960            8.8%
                                                                                 ---------------          ------
Total Information Technology........................................               1,998,510,367           14.0%
                                                                                 ---------------          ------
Materials -- (5.1%)
#     Carpenter Technology Corp.....................................   1,553,161      63,058,337            0.4%
#     Commercial Metals Co..........................................   4,169,164      77,713,217            0.5%
      Domtar Corp...................................................   2,221,439      88,080,056            0.6%
#     Hecla Mining Co...............................................  12,535,408      68,317,974            0.5%
      Other Securities..............................................                 532,835,962            3.8%
                                                                                 ---------------          ------
Total Materials.....................................................                 830,005,546            5.8%
                                                                                 ---------------          ------
Real Estate -- (0.2%)
      Other Securities..............................................                  27,093,537            0.2%
                                                                                 ---------------          ------
Telecommunication Services -- (0.8%)
      Telephone & Data Systems, Inc.................................   2,493,615      68,474,668            0.5%
      Other Securities..............................................                  57,602,565            0.4%
                                                                                 ---------------          ------
Total Telecommunication Services....................................                 126,077,233            0.9%
                                                                                 ---------------          ------
Utilities -- (0.0%)
      Other Securities..............................................                   6,919,066            0.0%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              14,152,959,083           99.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              14,152,959,083
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional U.S. Government Money Market Fund,
       0.680%....................................................... 126,007,973     126,007,973            0.9%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@  DFA Short Term Investment Fund................................ 164,232,188   1,900,659,111           13.3%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,611,886,187)..........................................               $16,179,626,167          113.2%
                                                                                 ===============          ======

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------------------
                                        LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                    --------------- -------------- ------- ---------------
Common Stocks
 Consumer Discretionary............ $ 2,161,413,947 $    1,072,010   --    $ 2,162,485,957
 Consumer Staples..................     666,413,820             --   --        666,413,820
 Energy............................   1,328,131,757             --   --      1,328,131,757
 Financials........................   3,829,490,496             --   --      3,829,490,496
 Health Care.......................     638,953,651             --   --        638,953,651
 Industrials.......................   2,538,877,653             --   --      2,538,877,653
 Information Technology............   1,998,510,367             --   --      1,998,510,367
 Materials.........................     830,005,546             --   --        830,005,546
 Real Estate.......................      27,093,537             --   --         27,093,537
 Telecommunication Services........     126,077,233             --   --        126,077,233
 Utilities.........................       6,919,066             --   --          6,919,066
Temporary Cash Investments.........     126,007,973             --   --        126,007,973
Securities Lending Collateral......              --  1,900,659,111   --      1,900,659,111
Futures Contracts**................       1,189,504             --   --          1,189,504
                                    --------------- --------------   --    ---------------
TOTAL.............................. $14,279,084,550 $1,901,731,121   --    $16,180,815,671
                                    =============== ==============   ==    ===============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                   PERCENTAGE
                                         SHARES       VALUE+     OF NET ASSETS**
                                         ------       ------     ---------------
COMMON STOCKS -- (90.3%)
Consumer Discretionary -- (14.3%)
*   Amazon.com, Inc....................   284,735 $  263,377,028            1.4%
    Comcast Corp. Class A.............. 4,057,379    159,008,683            0.9%
    Home Depot, Inc. (The).............   852,036    133,002,820            0.7%
    McDonald's Corp....................   527,922     73,872,125            0.4%
    Starbucks Corp..................... 1,007,502     60,510,570            0.3%
    Walt Disney Co. (The)..............   910,925    105,302,930            0.6%
    Other Securities...................            2,087,736,478           11.4%
                                                  --------------           -----
Total Consumer Discretionary...........            2,882,810,634           15.7%
                                                  --------------           -----
Consumer Staples -- (7.2%)
    Altria Group, Inc.................. 1,353,494     97,153,799            0.5%
    Coca-Cola Co. (The)................ 2,498,932    107,828,916            0.6%
    CVS Health Corp....................   645,839     53,242,967            0.3%
    PepsiCo, Inc....................... 1,007,642    114,145,686            0.6%
    Philip Morris International, Inc...   687,129     76,161,378            0.4%
    Procter & Gamble Co. (The)......... 1,243,715    108,613,631            0.6%
    Wal-Mart Stores, Inc............... 1,321,553     99,354,355            0.5%
    Other Securities...................              789,902,551            4.4%
                                                  --------------           -----
Total Consumer Staples.................            1,446,403,283            7.9%
                                                  --------------           -----
Energy -- (4.4%)
    Chevron Corp.......................   925,612     98,762,800            0.6%
    Exxon Mobil Corp................... 1,701,638    138,938,743            0.8%
    Other Securities...................              646,170,976            3.4%
                                                  --------------           -----
Total Energy...........................              883,872,519            4.8%
                                                  --------------           -----
Financials -- (14.0%)
    Bank of America Corp............... 5,599,136    130,683,834            0.7%
*   Berkshire Hathaway, Inc. Class B...   930,687    153,758,799            0.9%
    Citigroup, Inc..................... 1,581,065     93,472,563            0.5%
    JPMorgan Chase & Co................ 2,148,927    186,956,649            1.0%
    Wells Fargo & Co................... 2,909,420    156,643,173            0.9%
    Other Securities...................            2,105,877,671           11.4%
                                                  --------------           -----
Total Financials.......................            2,827,392,689           15.4%
                                                  --------------           -----
Health Care -- (10.4%)
    AbbVie, Inc........................ 1,092,274     72,024,548            0.4%
    Amgen, Inc.........................   349,369     57,058,945            0.3%
*   Celgene Corp.......................   544,650     67,563,832            0.4%
    Gilead Sciences, Inc...............   809,650     55,501,507            0.3%
    Johnson & Johnson.................. 1,287,481    158,965,279            0.9%
    Merck & Co., Inc................... 1,335,662     83,251,812            0.5%
    Pfizer, Inc........................ 3,582,107    121,505,069            0.7%
    UnitedHealth Group, Inc............   598,591    104,681,594            0.6%
    Other Securities...................            1,366,312,205            7.3%
                                                  --------------           -----
Total Health Care......................            2,086,864,791           11.4%
                                                  --------------           -----
Industrials -- (12.3%)
    3M Co..............................   417,065     81,673,839            0.5%
    Boeing Co. (The)...................   406,553     75,143,191            0.4%
    General Electric Co................ 2,874,270     83,325,087            0.5%
    Honeywell International, Inc.......   427,001     55,996,911            0.3%
    Union Pacific Corp.................   498,031     55,759,551            0.3%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE+      OF NET ASSETS**
                                                                       ------        ------      ---------------
Industrials -- (Continued)
      United Parcel Service, Inc. Class B...........................     476,456 $    51,199,962            0.3%
      United Technologies Corp......................................     532,026      63,305,774            0.4%
      Other Securities..............................................               2,010,062,083           10.8%
                                                                                 ---------------          ------
Total Industrials...................................................               2,476,466,398           13.5%
                                                                                 ---------------          ------
Information Technology -- (18.5%)
      Accenture P.L.C. Class A......................................     431,332      52,320,572            0.3%
*     Alphabet, Inc. Class A........................................     108,011      99,858,330            0.6%
*     Alphabet, Inc. Class C........................................     113,508     102,833,708            0.6%
      Apple, Inc....................................................   3,766,502     541,058,012            3.0%
      Cisco Systems, Inc............................................   2,849,851      97,094,424            0.5%
*     Facebook, Inc. Class A........................................   1,117,863     167,958,916            0.9%
      Intel Corp....................................................   3,555,626     128,535,880            0.7%
      International Business Machines Corp..........................     633,170     101,490,819            0.6%
      Mastercard, Inc. Class A......................................     674,690      78,479,941            0.4%
      Microsoft Corp................................................   4,408,179     301,783,934            1.7%
      Oracle Corp...................................................   1,459,376      65,613,545            0.4%
      Texas Instruments, Inc........................................     682,286      54,023,405            0.3%
#     Visa, Inc. Class A............................................   1,083,518      98,838,512            0.5%
      Other Securities..............................................               1,832,740,366            9.8%
                                                                                 ---------------          ------
Total Information Technology........................................               3,722,630,364           20.3%
                                                                                 ---------------          ------
Materials -- (4.1%)
      Other Securities..............................................                 826,133,600            4.5%
                                                                                 ---------------          ------
Real Estate -- (0.3%)
      Other Securities..............................................                  60,949,410            0.3%
                                                                                 ---------------          ------
Telecommunication Services -- (2.2%)
      AT&T, Inc.....................................................   5,343,722     211,771,703            1.2%
      Verizon Communications, Inc...................................   2,848,582     130,778,400            0.7%
      Other Securities..............................................                  94,451,861            0.5%
                                                                                 ---------------          ------
Total Telecommunication Services....................................                 437,001,964            2.4%
                                                                                 ---------------          ------
Utilities -- (2.6%)
      Other Securities..............................................                 526,870,407            2.9%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              18,177,396,059           99.1%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                     286,870            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              18,177,682,929
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional U.S. Government Money Market Fund,
       0.680%....................................................... 140,211,829     140,211,829            0.8%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (9.0%)
(S)@  DFA Short Term Investment Fund................................ 156,034,311   1,805,785,077            9.8%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $14,584,804,362)..........................................               $20,123,679,835          109.7%
                                                                                 ===============          ======

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------------------
                                        LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                    --------------- -------------- ------- ---------------
Common Stocks
 Consumer Discretionary............ $ 2,882,744,962 $       65,672   --    $ 2,882,810,634
 Consumer Staples..................   1,446,403,283             --   --      1,446,403,283
 Energy............................     883,872,519             --   --        883,872,519
 Financials........................   2,827,392,689             --   --      2,827,392,689
 Health Care.......................   2,086,864,791             --   --      2,086,864,791
 Industrials.......................   2,476,466,398             --   --      2,476,466,398
 Information Technology............   3,722,630,364             --   --      3,722,630,364
 Materials.........................     826,133,600             --   --        826,133,600
 Real Estate.......................      60,949,410             --   --         60,949,410
 Telecommunication Services........     437,001,964             --   --        437,001,964
 Utilities.........................     526,870,407             --   --        526,870,407
Rights/Warrants....................              --        286,870   --            286,870
Temporary Cash Investments.........     140,211,829             --   --        140,211,829
Securities Lending Collateral......              --  1,805,785,077   --      1,805,785,077
Futures Contracts**................         328,629             --   --            328,629
                                    --------------- --------------   --    ---------------
TOTAL.............................. $18,317,870,845 $1,806,137,619   --    $20,124,008,464
                                    =============== ==============   ==    ===============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                   PERCENTAGE
                                         SHARES       VALUE+     OF NET ASSETS**
                                         ------       ------     ---------------
COMMON STOCKS -- (89.8%)
Consumer Discretionary -- (13.5%)
*   Amazon.com, Inc....................   119,448 $  110,488,206            0.6%
*   Charter Communications, Inc.
     Class A...........................   203,447     70,221,767            0.4%
    Comcast Corp. Class A.............. 5,459,654    213,963,840            1.1%
    Ford Motor Co...................... 4,256,529     48,822,388            0.3%
    General Motors Co.................. 1,628,062     56,396,068            0.3%
    Home Depot, Inc. (The).............   339,073     52,929,295            0.3%
    Time Warner, Inc...................   819,384     81,340,250            0.4%
    Walt Disney Co. (The)..............   949,440    109,755,264            0.6%
    Other Securities...................            2,263,239,381           10.8%
                                                  --------------           -----
Total Consumer Discretionary...........            3,007,156,459           14.8%
                                                  --------------           -----
Consumer Staples -- (6.2%)
    Coca-Cola Co. (The)................ 1,420,248     61,283,701            0.3%
    CVS Health Corp....................   951,257     78,421,627            0.4%
    PepsiCo, Inc.......................   441,915     50,060,131            0.3%
    Procter & Gamble Co. (The)......... 1,360,960    118,852,637            0.6%
    Wal-Mart Stores, Inc............... 1,850,588    139,127,206            0.7%
    Walgreens Boots Alliance, Inc......   825,718     71,457,636            0.4%
    Other Securities...................              854,738,027            4.1%
                                                  --------------           -----
Total Consumer Staples.................            1,373,940,965            6.8%
                                                  --------------           -----
Energy -- (5.2%)
    Chevron Corp....................... 1,234,214    131,690,634            0.7%
    Exxon Mobil Corp................... 1,978,605    161,553,098            0.8%
    Other Securities...................              860,795,876            4.2%
                                                  --------------           -----
Total Energy...........................            1,154,039,608            5.7%
                                                  --------------           -----
Financials -- (16.7%)
    American Express Co................   831,568     65,901,764            0.3%
    Bank of America Corp............... 6,518,226    152,135,395            0.8%
*   Berkshire Hathaway, Inc. Class B...   456,755     75,460,494            0.4%
    Citigroup, Inc..................... 1,745,438    103,190,295            0.5%
    Goldman Sachs Group, Inc. (The)....   282,295     63,177,621            0.3%
    JPMorgan Chase & Co................ 2,916,097    253,700,439            1.3%
    U.S. Bancorp....................... 1,202,817     61,680,456            0.3%
    Wells Fargo & Co................... 4,176,562    224,866,098            1.1%
    Other Securities...................            2,738,205,713           13.4%
                                                  --------------           -----
Total Financials.......................            3,738,318,275           18.4%
                                                  --------------           -----
Health Care -- (9.8%)
    Abbott Laboratories................ 1,267,250     55,302,790            0.3%
    Allergan P.L.C.....................   211,621     51,605,897            0.3%
    Amgen, Inc.........................   327,896     53,551,975            0.3%
    Johnson & Johnson.................. 1,239,975    153,099,713            0.8%
    Medtronic P.L.C....................   642,842     53,413,742            0.3%
    Merck & Co., Inc................... 1,222,425     76,193,750            0.4%
    Pfizer, Inc........................ 4,993,637    169,384,167            0.8%
    UnitedHealth Group, Inc............   617,082    107,915,300            0.5%
    Other Securities...................            1,464,069,534            7.1%
                                                  --------------           -----
Total Health Care......................            2,184,536,868           10.8%
                                                  --------------           -----

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE+      OF NET ASSETS**
                                                                       ------        ------      ---------------
Industrials -- (12.9%)
      CSX Corp......................................................     987,114 $    50,184,876            0.3%
      Delta Air Lines, Inc..........................................   1,137,994      51,710,447            0.3%
      General Electric Co...........................................   3,181,174      92,222,234            0.5%
      Union Pacific Corp............................................     671,012      75,126,504            0.4%
      United Technologies Corp......................................     592,959      70,556,191            0.4%
      Other Securities..............................................               2,533,390,439           12.3%
                                                                                 ---------------          ------
Total Industrials...................................................               2,873,190,691           14.2%
                                                                                 ---------------          ------
Information Technology -- (16.8%)
*     Alphabet, Inc. Class A........................................      95,859      88,623,563            0.4%
*     Alphabet, Inc. Class C........................................     100,541      91,086,124            0.5%
      Apple, Inc....................................................   3,188,839     458,076,722            2.3%
      Cisco Systems, Inc............................................   4,695,731     159,983,555            0.8%
*     Facebook, Inc. Class A........................................     583,793      87,714,898            0.4%
      Intel Corp....................................................   5,141,165     185,853,115            0.9%
      Microsoft Corp................................................   3,539,615     242,322,043            1.2%
      Oracle Corp...................................................   1,400,777      62,978,934            0.3%
      QUALCOMM, Inc.................................................   1,310,728      70,438,523            0.4%
#     Visa, Inc. Class A............................................     643,473      58,697,607            0.3%
      Other Securities..............................................               2,248,556,129           11.0%
                                                                                 ---------------          ------
Total Information Technology........................................               3,754,331,213           18.5%
                                                                                 ---------------          ------
Materials -- (4.3%)
      Dow Chemical Co. (The)........................................     878,752      55,185,626            0.3%
      Other Securities..............................................                 913,043,000            4.5%
                                                                                 ---------------          ------
Total Materials.....................................................                 968,228,626            4.8%
                                                                                 ---------------          ------
Real Estate -- (0.4%)
      Other Securities..............................................                  79,231,879            0.4%
                                                                                 ---------------          ------
Telecommunication Services -- (2.3%)
      AT&T, Inc.....................................................   7,593,543     300,932,109            1.5%
      Verizon Communications, Inc...................................   1,954,061      89,710,941            0.5%
      Other Securities..............................................                 131,346,600            0.6%
                                                                                 ---------------          ------
Total Telecommunication Services....................................                 521,989,650            2.6%
                                                                                 ---------------          ------
Utilities -- (1.7%)
      Other Securities..............................................                 381,026,785            1.9%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              20,035,991,019           98.9%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                     312,987            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              20,036,304,006
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional U.S. Government Money Market Fund,
       0.680%....................................................... 229,150,804     229,150,804            1.1%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (9.2%)
(S)@  DFA Short Term Investment Fund................................ 177,643,414   2,055,867,234           10.2%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $15,787,650,725)..........................................               $22,321,322,044          110.2%
                                                                                 ===============          ======

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------------------
                                        LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                    --------------- -------------- ------- ---------------
Common Stocks
 Consumer Discretionary............ $ 3,006,972,559 $      183,900   --    $ 3,007,156,459
 Consumer Staples..................   1,373,940,965             --   --      1,373,940,965
 Energy............................   1,154,039,608             --   --      1,154,039,608
 Financials........................   3,738,318,275             --   --      3,738,318,275
 Health Care.......................   2,184,536,868             --   --      2,184,536,868
 Industrials.......................   2,873,190,691             --   --      2,873,190,691
 Information Technology............   3,754,331,213             --   --      3,754,331,213
 Materials.........................     968,228,626             --   --        968,228,626
 Real Estate.......................      79,231,879             --   --         79,231,879
 Telecommunication Services........     521,989,650             --   --        521,989,650
 Utilities.........................     381,026,785             --   --        381,026,785
Rights/Warrants....................              --        312,987   --            312,987
Temporary Cash Investments.........     229,150,804             --   --        229,150,804
Securities Lending Collateral......              --  2,055,867,234   --      2,055,867,234
Futures Contracts**................       1,280,785             --   --          1,280,785
                                    --------------- --------------   --    ---------------
TOTAL.............................. $20,266,238,708 $2,056,364,121   --    $22,322,602,829
                                    =============== ==============   ==    ===============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)


                                                                        PERCENTAGE
                                              SHARES       VALUE+     OF NET ASSETS**
                                              ------       ------     ---------------
COMMON STOCKS -- (86.1%)
Consumer Discretionary -- (12.6%)
*   Charter Communications, Inc. Class A....    37,711 $   13,016,329            0.3%
    Comcast Corp. Class A...................   530,175     20,777,558            0.5%
    Ford Motor Co........................... 1,060,195     12,160,437            0.3%
    General Motors Co.......................   390,610     13,530,730            0.3%
    Goodyear Tire & Rubber Co. (The)........   241,087      8,734,582            0.2%
    Time Warner, Inc........................    94,912      9,421,914            0.2%
    Walt Disney Co. (The)...................   118,253     13,670,047            0.3%
    Other Securities........................              550,500,954           12.3%
                                                       --------------           -----
Total Consumer Discretionary................              641,812,551           14.4%
                                                       --------------           -----
Consumer Staples -- (4.0%)
    CVS Health Corp.........................   102,304      8,433,942            0.2%
    Procter & Gamble Co. (The)..............   103,497      9,038,393            0.2%
    Wal-Mart Stores, Inc....................   198,213     14,901,653            0.3%
    Walgreens Boots Alliance, Inc...........    96,800      8,377,072            0.2%
    Other Securities........................              161,592,087            3.7%
                                                       --------------           -----
Total Consumer Staples......................              202,343,147            4.6%
                                                       --------------           -----
Energy -- (6.1%)
    Chevron Corp............................   222,498     23,740,537            0.5%
    Exxon Mobil Corp........................   296,620     24,219,023            0.6%
#   Tesoro Corp.............................   121,066      9,650,171            0.2%
    Valero Energy Corp......................   125,201      8,089,237            0.2%
    Other Securities........................              244,718,752            5.5%
                                                       --------------           -----
Total Energy................................              310,417,720            7.0%
                                                       --------------           -----
Financials -- (20.4%)
    Bank of America Corp.................... 1,204,998     28,124,653            0.6%
    Citigroup, Inc..........................   312,527     18,476,596            0.4%
    Fifth Third Bancorp.....................   403,189      9,849,907            0.2%
    Goldman Sachs Group, Inc. (The).........    44,550      9,970,290            0.2%
#   Huntington Bancshares, Inc..............   748,332      9,623,550            0.2%
    JPMorgan Chase & Co.....................   550,713     47,912,031            1.1%
    KeyCorp.................................   482,222      8,795,729            0.2%
    Principal Financial Group, Inc..........   157,281     10,243,712            0.2%
    Regions Financial Corp..................   613,306      8,432,957            0.2%
    Wells Fargo & Co........................   846,080     45,552,947            1.0%
    Other Securities........................              843,924,088           19.1%
                                                       --------------           -----
Total Financials............................            1,040,906,460           23.4%
                                                       --------------           -----
Health Care -- (7.1%)
    Allergan P.L.C..........................    38,459      9,378,612            0.2%
    Anthem, Inc.............................    52,191      9,284,257            0.2%
    Johnson & Johnson.......................   108,631     13,412,670            0.3%
    Merck & Co., Inc........................   149,737      9,333,107            0.2%
    Pfizer, Inc.............................   602,303     20,430,118            0.5%
    UnitedHealth Group, Inc.................    78,101     13,658,303            0.3%
    Other Securities........................              288,749,532            6.5%
                                                       --------------           -----
Total Health Care...........................              364,246,599            8.2%
                                                       --------------           -----
Industrials -- (14.4%)
    General Electric Co.....................   299,460      8,681,345            0.2%
    Owens Corning...........................   129,690      7,891,636            0.2%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Industrials -- (Continued)
      Union Pacific Corp............................................     79,133 $    8,859,731            0.2%
*     United Rentals, Inc...........................................    117,421     12,876,387            0.3%
      United Technologies Corp......................................     89,909     10,698,272            0.3%
#*    XPO Logistics, Inc............................................    197,780      9,768,354            0.2%
      Other Securities..............................................               674,687,627           15.1%
                                                                                --------------          ------
Total Industrials...................................................               733,463,352           16.5%
                                                                                --------------          ------
Information Technology -- (13.3%)
*     Alphabet, Inc. Class A........................................     10,302      9,524,405            0.2%
*     Alphabet, Inc. Class C........................................     10,827      9,808,829            0.2%
      Apple, Inc....................................................    329,973     47,400,621            1.1%
      Cisco Systems, Inc............................................    479,871     16,349,205            0.4%
      Intel Corp....................................................    578,019     20,895,387            0.5%
      Jabil Circuit, Inc............................................    302,067      8,765,984            0.2%
*     Micron Technology, Inc........................................    650,355     17,995,323            0.4%
      Microsoft Corp................................................    278,222     19,047,078            0.4%
#     Visa, Inc. Class A............................................    116,012     10,582,615            0.2%
      Western Digital Corp..........................................    113,626     10,120,668            0.2%
      Other Securities..............................................               507,044,176           11.4%
                                                                                --------------          ------
Total Information Technology........................................               677,534,291           15.2%
                                                                                --------------          ------
Materials -- (4.7%)
      Other Securities..............................................               239,103,797            5.4%
                                                                                --------------          ------
Real Estate -- (0.3%)
      Other Securities..............................................                17,279,091            0.4%
                                                                                --------------          ------
Telecommunication Services -- (2.3%)
      AT&T, Inc.....................................................  1,501,915     59,520,891            1.4%
#     CenturyLink, Inc..............................................    526,869     13,524,727            0.3%
      Verizon Communications, Inc...................................    259,639     11,920,026            0.3%
      Other Securities..............................................                34,415,828            0.7%
                                                                                --------------          ------
Total Telecommunication Services....................................               119,381,472            2.7%
                                                                                --------------          ------
Utilities -- (0.9%)
      Other Securities..............................................                47,896,602            1.1%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             4,394,385,082           98.9%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                    61,222            0.0%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             4,394,446,304
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market Fund,
       0.680%....................................................... 45,293,421     45,293,421            1.0%
                                                                                --------------          ------
SECURITIES LENDING COLLATERAL -- (13.0%)
(S)@  DFA Short Term Investment Fund................................ 57,408,502    664,388,590           15.0%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,682,199,124)...........................................              $5,104,128,315          114.9%
                                                                                ==============          ======

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                       LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                    -------------- ------------ ------- --------------
Common Stocks
 Consumer Discretionary............ $  641,738,783 $     73,768   --    $  641,812,551
 Consumer Staples..................    202,343,147           --   --       202,343,147
 Energy............................    310,417,720           --   --       310,417,720
 Financials........................  1,040,906,460           --   --     1,040,906,460
 Health Care.......................    364,246,599           --   --       364,246,599
 Industrials.......................    733,463,352           --   --       733,463,352
 Information Technology............    677,534,291           --   --       677,534,291
 Materials.........................    239,103,797           --   --       239,103,797
 Real Estate.......................     17,279,091           --   --        17,279,091
 Telecommunication Services........    119,381,472           --   --       119,381,472
 Utilities.........................     47,896,602           --   --        47,896,602
Rights/Warrants....................             --       61,222   --            61,222
Temporary Cash Investments.........     45,293,421           --   --        45,293,421
Securities Lending Collateral......             --  664,388,590   --       664,388,590
Futures Contracts**................        290,316           --   --           290,316
                                    -------------- ------------   --    --------------
TOTAL.............................. $4,439,895,051 $664,523,580   --    $5,104,418,631
                                    ============== ============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                    PERCENTAGE
                                          SHARES       VALUE+     OF NET ASSETS**
                                          ------       ------     ---------------
COMMON STOCKS -- (80.6%)
Consumer Discretionary -- (12.8%)
#*  Deckers Outdoor Corp................   656,986 $   39,149,796            0.3%
#*  Grand Canyon Education, Inc.........   499,376     37,533,100            0.2%
    Jack in the Box, Inc................   398,413     40,626,174            0.3%
#   Papa John's International, Inc......   463,838     36,671,032            0.2%
#   Tenneco, Inc........................   542,557     34,197,368            0.2%
*   Visteon Corp........................   340,599     35,064,667            0.2%
#   Wendy's Co. (The)................... 2,743,838     40,444,172            0.3%
    Other Securities....................            2,207,934,857           14.0%
                                                   --------------           -----
Total Consumer Discretionary............            2,471,621,166           15.7%
                                                   --------------           -----

Consumer Staples -- (3.4%)
#   Sanderson Farms, Inc................   381,768     44,201,099            0.3%
    Other Securities....................              617,491,672            3.9%
                                                   --------------           -----
Total Consumer Staples..................              661,692,771            4.2%
                                                   --------------           -----

Energy -- (3.6%)
    Other Securities....................              687,429,522            4.4%
                                                   --------------           -----

Financials -- (17.4%)
    Associated Banc-Corp................ 1,434,291     35,713,846            0.2%
#   BancorpSouth, Inc................... 1,310,621     39,908,409            0.3%
    BGC Partners, Inc. Class A.......... 3,104,312     35,327,071            0.2%
    Cathay General Bancorp.............. 1,123,773     42,759,563            0.3%
    Evercore Partners, Inc. Class A.....   512,710     37,812,362            0.2%
    FNB Corp............................ 3,227,757     45,963,260            0.3%
#   Fulton Financial Corp............... 2,124,462     39,196,324            0.3%
    Hancock Holding Co..................   781,269     36,485,262            0.2%
#   Mercury General Corp................   593,604     36,500,710            0.2%
#   Pinnacle Financial Partners, Inc....   528,359     33,814,976            0.2%
#   Primerica, Inc......................   596,328     49,972,286            0.3%
    PrivateBancorp, Inc.................   706,570     40,818,549            0.3%
    ProAssurance Corp...................   648,045     40,113,985            0.3%
#   Selective Insurance Group, Inc......   718,693     37,946,990            0.2%
#   Sterling Bancorp.................... 1,887,128     43,875,726            0.3%
    TCF Financial Corp.................. 2,136,334     35,270,874            0.2%
#*  Texas Capital Bancshares, Inc.......   524,404     39,907,144            0.3%
#   UMB Financial Corp..................   496,964     36,024,920            0.2%
#   United Bankshares, Inc..............   913,459     36,447,012            0.2%
#   Valley National Bancorp............. 3,472,172     40,832,743            0.3%
#   Wintrust Financial Corp.............   515,201     36,507,143            0.2%
    Other Securities....................            2,540,370,172           16.2%
                                                   --------------           -----
Total Financials........................            3,361,569,327           21.4%
                                                   --------------           -----

Health Care -- (6.6%)
#   Chemed Corp.........................   168,025     33,836,874            0.2%
#*  Integra LifeSciences Holdings Corp..   771,372     35,459,971            0.2%
*   Masimo Corp.........................   391,510     40,223,737            0.3%
#*  NuVasive, Inc.......................   476,938     34,582,774            0.2%
    Other Securities....................            1,135,892,970            7.2%
                                                   --------------           -----
Total Health Care.......................            1,279,996,326            8.1%
                                                   --------------           -----

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                             PERCENTAGE
                                                                 SHARES        VALUE+      OF NET ASSETS**
                                                                 ------        ------      ---------------
Industrials -- (15.6%)
*     Beacon Roofing Supply, Inc..............................     682,180 $    33,815,663            0.2%
#*    Dycom Industries, Inc...................................     329,337      34,797,747            0.2%
      EMCOR Group, Inc........................................     527,088      34,650,765            0.2%
      EnerSys.................................................     433,616      36,037,826            0.2%
      Kennametal, Inc.........................................     850,849      35,378,301            0.2%
*     MasTec, Inc.............................................     933,917      41,232,436            0.3%
#     Timken Co. (The)........................................     810,462      39,104,791            0.3%
      Valmont Industries, Inc.................................     238,545      36,342,331            0.2%
      Other Securities........................................               2,710,307,991           17.3%
                                                                           ---------------          ------
Total Industrials.............................................               3,001,667,851           19.1%
                                                                           ---------------          ------

Information Technology -- (12.2%)
#     Belden, Inc.............................................     500,667      34,896,490            0.2%
#*    Cirrus Logic, Inc.......................................     662,556      42,635,479            0.3%
#*    Coherent, Inc...........................................     276,406      59,593,134            0.4%
*     Entegris, Inc...........................................   1,400,987      34,744,478            0.2%
      MKS Instruments, Inc....................................     528,185      41,330,476            0.3%
      Other Securities........................................               2,133,473,902           13.5%
                                                                           ---------------          ------
Total Information Technology..................................               2,346,673,959           14.9%
                                                                           ---------------          ------

Materials -- (4.4%)
*     Louisiana-Pacific Corp..................................   1,719,416      44,257,768            0.3%
      Other Securities........................................                 799,578,267            5.1%
                                                                           ---------------          ------
Total Materials...............................................                 843,836,035            5.4%
                                                                           ---------------          ------

Real Estate -- (0.5%)
      Other Securities........................................                  96,252,837            0.6%
                                                                           ---------------          ------
Telecommunication Services -- (0.9%)
      Other Securities........................................                 165,874,639            1.1%
                                                                           ---------------          ------
Utilities -- (3.2%)
#     Black Hills Corp........................................     500,581      34,049,520            0.2%
      Southwest Gas Holdings, Inc.............................     430,070      36,022,663            0.2%
#     WGL Holdings, Inc.......................................     421,322      34,742,212            0.2%
      Other Securities........................................                 523,186,006            3.4%
                                                                           ---------------          ------
Total Utilities                                                                628,000,401            4.0%
                                                                           ---------------          ------
TOTAL COMMON STOCKS...........................................              15,544,614,834           98.9%
                                                                           ---------------          ------
TOTAL INVESTMENT SECURITIES...................................              15,544,614,834
                                                                           ---------------

TEMPORARY CASH INVESTMENTS -- (1.1%)
      State Street Institutional U.S. Government Money Market
       Fund, 0.680%........................................... 211,738,229     211,738,229            1.3%
                                                                           ---------------          ------
SECURITIES LENDING COLLATERAL -- (18.3%)
(S)@  DFA Short Term Investment Fund.......................... 304,056,330   3,518,843,904           22.4%
                                                                           ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $15,605,036,262)....................................               $19,275,196,967          122.6%
                                                                           ===============          ======

U.S. SMALL CAP PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------------------
                                        LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                    --------------- -------------- ------- ---------------
Common Stocks
 Consumer Discretionary............ $ 2,471,052,761 $      568,405   --    $ 2,471,621,166
 Consumer Staples..................     661,692,771             --   --        661,692,771
 Energy............................     687,425,053          4,469   --        687,429,522
 Financials........................   3,361,569,327             --   --      3,361,569,327
 Health Care.......................   1,279,996,326             --   --      1,279,996,326
 Industrials.......................   3,001,667,851             --   --      3,001,667,851
 Information Technology............   2,346,673,959             --   --      2,346,673,959
 Materials.........................     843,836,035             --   --        843,836,035
 Real Estate.......................      96,252,837             --   --         96,252,837
 Telecommunication Services........     165,874,639             --   --        165,874,639
 Utilities.........................     628,000,401             --   --        628,000,401
Temporary Cash Investments.........     211,738,229             --   --        211,738,229
Securities Lending Collateral......              --  3,518,843,904   --      3,518,843,904
Futures Contracts**................       2,410,255             --   --          2,410,255
                                    --------------- --------------   --    ---------------
TOTAL.............................. $15,758,190,444 $3,519,416,778   --    $19,277,607,222
                                    =============== ==============   ==    ===============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                           PERCENTAGE
                                                  SHARES      VALUE+     OF NET ASSETS**
                                                  ------      ------     ---------------
COMMON STOCKS -- (85.2%)
Consumer Discretionary -- (13.2%)
*   American Axle & Manufacturing Holdings, Inc.. 826,992 $   14,546,789            0.3%
#   Bob Evans Farms, Inc......................... 234,571     15,655,269            0.3%
    Caleres, Inc................................. 489,203     14,098,830            0.3%
#   Children's Place, Inc. (The)................. 120,831     13,871,399            0.2%
#*  iRobot Corp.................................. 241,122     19,227,068            0.3%
    La-Z-Boy, Inc................................ 546,869     15,257,645            0.3%
    Nutrisystem, Inc............................. 347,024     18,548,433            0.3%
#*  Select Comfort Corp.......................... 443,759     13,712,153            0.2%
#   Sonic Corp................................... 598,492     16,087,465            0.3%
    Other Securities.............................            753,625,451           12.8%
                                                          --------------           -----
Total Consumer Discretionary.....................            894,630,502           15.3%
                                                          --------------           -----
Consumer Staples -- (2.9%)
#   Coca-Cola Bottling Co. Consolidated..........  73,233     15,515,143            0.3%
#   WD-40 Co..................................... 145,060     15,209,541            0.3%
    Other Securities.............................            163,677,122            2.7%
                                                          --------------           -----
Total Consumer Staples...........................            194,401,806            3.3%
                                                          --------------           -----
Energy -- (2.2%)
    Other Securities.............................            152,157,494            2.6%
                                                          --------------           -----
Financials -- (19.8%)
#   Ameris Bancorp............................... 359,211     16,918,838            0.3%
    Astoria Financial Corp....................... 689,448     14,057,845            0.2%
#   Boston Private Financial Holdings, Inc....... 934,943     14,585,111            0.3%
    FBL Financial Group, Inc. Class A............ 252,835     16,813,527            0.3%
#   First Financial Bancorp...................... 530,631     14,671,947            0.3%
#*  Green Dot Corp. Class A...................... 513,948     17,623,277            0.3%
    Horace Mann Educators Corp................... 408,077     15,772,176            0.3%
#   Stewart Information Services Corp............ 308,986     14,658,296            0.3%
#*  Walker & Dunlop, Inc......................... 342,436     15,358,255            0.3%
    Other Securities.............................          1,205,089,598           20.4%
                                                          --------------           -----
Total Financials.................................          1,345,548,870           23.0%
                                                          --------------           -----
Health Care -- (7.7%)
#*  Cambrex Corp................................. 265,240     15,741,994            0.3%
*   Merit Medical Systems, Inc................... 505,117     17,022,443            0.3%
#*  Omnicell, Inc................................ 390,314     16,159,000            0.3%
    Other Securities.............................            477,334,259            8.1%
                                                          --------------           -----
Total Health Care................................            526,257,696            9.0%
                                                          --------------           -----
Industrials -- (18.3%)
#   AAON, Inc.................................... 449,295     16,466,662            0.3%
#   Apogee Enterprises, Inc...................... 293,243     15,981,743            0.3%
    Brink's Co. (The)............................ 233,711     14,349,855            0.3%
    Comfort Systems USA, Inc..................... 380,897     13,978,920            0.2%
    Exponent, Inc................................ 266,014     16,266,756            0.3%
    Forward Air Corp............................. 308,222     16,388,164            0.3%
    Insperity, Inc............................... 229,047     20,923,443            0.4%
#   Korn/Ferry International..................... 428,819     13,893,736            0.2%
#*  Meritor, Inc................................. 962,823     17,147,878            0.3%
#*  Trex Co., Inc................................ 189,783     13,890,218            0.2%
#   Wabash National Corp......................... 661,379     15,066,214            0.3%
    Other Securities.............................          1,073,642,176           18.2%
                                                          --------------           -----
Total Industrials................................          1,247,995,765           21.3%
                                                          --------------           -----

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Information Technology -- (11.9%)
#*    Advanced Energy Industries, Inc...............................    204,036 $   15,057,857            0.3%
      Cabot Microelectronics Corp...................................    275,151     21,558,081            0.4%
#*    ExlService Holdings, Inc......................................    333,971     15,933,756            0.3%
#     Methode Electronics, Inc......................................    410,752     18,299,002            0.3%
#*    OSI Systems, Inc..............................................    218,318     16,897,813            0.3%
*     Rogers Corp...................................................    149,440     15,383,354            0.3%
      Other Securities..............................................               709,261,605           12.0%
                                                                                --------------          ------
Total Information Technology........................................               812,391,468           13.9%
                                                                                --------------          ------
Materials -- (4.9%)
*     Ferro Corp....................................................    915,672     16,408,842            0.3%
*     Headwaters, Inc...............................................    771,171     18,323,023            0.3%
      Innospec, Inc.................................................    257,508     16,995,528            0.3%
#     Kaiser Aluminum Corp..........................................    167,047     14,100,437            0.2%
#     Quaker Chemical Corp..........................................    132,575     19,170,345            0.3%
      Stepan Co.....................................................    185,079     15,694,699            0.3%
      Other Securities..............................................               231,306,551            4.0%
                                                                                --------------          ------
Total Materials.....................................................               331,999,425            5.7%
                                                                                --------------          ------
Real Estate -- (0.8%)
      Other Securities..............................................                54,429,862            0.9%
                                                                                --------------          ------
Telecommunication Services -- (1.6%)
#*    General Communication, Inc. Class A...........................    439,260     16,445,894            0.3%
#     Shenandoah Telecommunications Co..............................    502,216     16,070,912            0.2%
      Other Securities..............................................                75,543,592            1.3%
                                                                                --------------          ------
Total Telecommunication Services....................................               108,060,398            1.8%
                                                                                --------------          ------
Utilities -- (1.9%)
#     American States Water Co......................................    394,734     17,573,558            0.3%
#     California Water Service Group................................    488,796     17,450,017            0.3%
      Other Securities..............................................                95,107,399            1.6%
                                                                                --------------          ------
Total Utilities.....................................................               130,130,974            2.2%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             5,798,004,260           99.0%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             5,798,004,260
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional U.S. Government Money Market Fund,
       0.680%....................................................... 54,273,730     54,273,730            0.9%
                                                                                --------------          ------
SECURITIES LENDING COLLATERAL -- (14.0%)
(S)@  DFA Short Term Investment Fund................................ 82,329,938    952,804,374           16.3%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,866,553,909)...........................................              $6,805,082,364          116.2%
                                                                                ==============          ======

U.S. MICRO CAP PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                       LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                    -------------- ------------ ------- --------------
Common Stocks
 Consumer Discretionary............ $  894,619,023 $     11,479   --    $  894,630,502
 Consumer Staples..................    194,401,806           --   --       194,401,806
 Energy............................    152,141,002       16,492   --       152,157,494
 Financials........................  1,345,548,870           --   --     1,345,548,870
 Health Care.......................    526,257,696           --   --       526,257,696
 Industrials.......................  1,247,995,765           --   --     1,247,995,765
 Information Technology............    812,391,468           --   --       812,391,468
 Materials.........................    331,999,425           --   --       331,999,425
 Real Estate.......................     54,429,862           --   --        54,429,862
 Telecommunication Services........    108,060,398           --   --       108,060,398
 Utilities.........................    130,130,974           --   --       130,130,974
Temporary Cash Investments.........     54,273,730           --   --        54,273,730
Securities Lending Collateral......             --  952,804,374   --       952,804,374
Futures Contracts**................        721,978           --   --           721,978
                                    -------------- ------------   --    --------------
TOTAL.............................. $5,852,971,997 $952,832,345   --    $6,805,804,342
                                    ============== ============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                        PERCENTAGE
                                              SHARES       VALUE+     OF NET ASSETS**
                                              ------       ------     ---------------
COMMON STOCKS -- (93.1%)
Real Estate -- (93.1%)
    Alexandria Real Estate Equities, Inc....   842,788 $   94,822,078            1.2%
    American Campus Communities, Inc........ 1,255,493     59,497,813            0.8%
#   American Homes 4 Rent Class A........... 2,072,453     47,770,042            0.6%
    Apartment Investment & Management Co.
     Class A................................ 1,491,202     65,225,176            0.8%
#   AvalonBay Communities, Inc.............. 1,306,173    247,963,882            3.1%
    Boston Properties, Inc.................. 1,485,349    188,045,183            2.4%
    Brixmor Property Group, Inc............. 2,888,376     57,045,426            0.7%
    Camden Property Trust...................   831,494     68,456,901            0.9%
    CubeSmart............................... 1,710,433     43,342,372            0.5%
    DCT Industrial Trust, Inc...............   894,750     45,238,560            0.6%
#   Digital Realty Trust, Inc............... 1,511,514    173,582,268            2.2%
    Douglas Emmett, Inc..................... 1,378,225     51,917,736            0.7%
    Duke Realty Corp........................ 3,372,012     93,505,893            1.2%
#   EPR Properties..........................   603,716     43,896,190            0.6%
    Equinix, Inc............................   729,425    304,680,823            3.9%
    Equity LifeStyle Properties, Inc........   780,714     63,167,570            0.8%
    Equity Residential...................... 3,481,321    224,823,710            2.8%
    Essex Property Trust, Inc...............   629,004    153,772,608            1.9%
#   Extra Space Storage, Inc................ 1,196,092     90,340,829            1.1%
    Federal Realty Investment Trust.........   683,759     89,497,216            1.1%
    Forest City Realty Trust, Inc. Class A.. 2,292,067     51,800,714            0.7%
    Gaming and Leisure Properties, Inc...... 1,870,000     65,076,000            0.8%
    GGP, Inc................................ 5,475,114    118,317,214            1.5%
    HCP, Inc................................ 4,450,308    139,517,156            1.8%
    Highwoods Properties, Inc...............   963,479     49,021,812            0.6%
    Hospitality Properties Trust............ 1,558,020     49,591,777            0.6%
#   Host Hotels & Resorts, Inc.............. 7,137,258    128,113,781            1.6%
    Hudson Pacific Properties, Inc.......... 1,467,570     50,425,705            0.6%
#   Iron Mountain, Inc...................... 2,379,313     82,704,920            1.0%
    Kilroy Realty Corp......................   928,148     65,462,279            0.8%
    Kimco Realty Corp....................... 4,041,002     81,991,931            1.0%
    Liberty Property Trust.................. 1,442,711     58,530,785            0.7%
#   Macerich Co. (The)...................... 1,438,568     89,809,800            1.1%
    Mid-America Apartment Communities, Inc.. 1,102,863    109,415,038            1.4%
    National Retail Properties, Inc......... 1,396,299     58,951,744            0.7%
#   Omega Healthcare Investors, Inc......... 1,865,077     61,547,541            0.8%
    Prologis, Inc........................... 5,028,044    273,575,874            3.5%
    Public Storage.......................... 1,402,330    293,619,855            3.7%
    Realty Income Corp...................... 2,484,586    144,975,593            1.8%
    Regency Centers Corp.................... 1,599,666    101,066,898            1.3%
#   Senior Housing Properties Trust......... 2,256,754     48,565,346            0.6%
    Simon Property Group, Inc............... 3,041,839    502,694,313            6.4%
#   SL Green Realty Corp....................   968,768    101,652,826            1.3%
    Sun Communities, Inc....................   661,430     55,302,162            0.7%
    UDR, Inc................................ 2,540,787     94,872,987            1.2%
    Ventas, Inc............................. 3,368,039    215,588,176            2.7%
    VEREIT, Inc............................. 9,261,049     77,514,980            1.0%
    Vornado Realty Trust.................... 1,639,064    157,743,519            2.0%
    Welltower, Inc.......................... 3,448,237    246,342,051            3.1%
#   WP Carey, Inc...........................   959,557     60,068,268            0.8%
    Other Securities........................            1,944,499,335           25.0%
                                                       --------------           -----
TOTAL COMMON STOCKS.........................            7,784,952,656           98.7%
                                                       --------------           -----

TOTAL INVESTMENT SECURITIES.................            7,784,952,656
                                                       --------------

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                                  PERCENTAGE
                                                                       SHARES        VALUE+     OF NET ASSETS**
                                                                       ------        ------     ---------------

TEMPORARY CASH INVESTMENTS -- (1.2%)
      State Street Institutional U.S. Government Money Market Fund,
       0.680%....................................................... 102,157,416 $  102,157,416            1.3%
                                                                                 --------------          ------
SECURITIES LENDING COLLATERAL -- (5.7%)
(S)@  DFA Short Term Investment Fund................................  41,124,224    475,930,650            6.0%
                                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $6,140,307,059)..............................................             $8,363,040,722          106.0%
                                                                                 ==============          ======

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                       LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                    -------------- ------------ ------- --------------
Common Stocks
 Real Estate....................... $7,784,952,656           --   --    $7,784,952,656
Temporary Cash Investments.........    102,157,416           --   --       102,157,416
Securities Lending Collateral......             -- $475,930,650   --       475,930,650
Futures Contracts**................        708,491           --   --           708,491
                                    -------------- ------------   --    --------------
TOTAL.............................. $7,887,818,563 $475,930,650   --    $8,363,749,213
                                    ============== ============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                        PERCENTAGE
                                                 SHARES    VALUE++    OF NET ASSETS**
                                                 ------    -------    ---------------
COMMON STOCKS -- (91.7%)
AUSTRALIA -- (5.9%)
#   Australia & New Zealand Banking Group, Ltd.. 717,809 $ 17,571,231            0.4%
    BHP Billiton, Ltd........................... 982,411   17,490,780            0.4%
#   Commonwealth Bank of Australia.............. 455,055   29,721,420            0.7%
    CSL, Ltd.................................... 127,603   12,653,120            0.3%
#   National Australia Bank, Ltd................ 626,468   15,901,096            0.4%
#   Westpac Banking Corp........................ 765,898   20,077,830            0.5%
    Other Securities............................          146,445,025            3.6%
                                                         ------------            ----
TOTAL AUSTRALIA.................................          259,860,502            6.3%
                                                         ------------            ----

AUSTRIA -- (0.2%)
    Other Securities............................           10,834,391            0.3%
                                                         ------------            ----

BELGIUM -- (1.3%)
#   Anheuser-Busch InBev SA/NV.................. 243,093   27,413,677            0.7%
    Other Securities............................           28,911,717            0.7%
                                                         ------------            ----
TOTAL BELGIUM...................................           56,325,394            1.4%
                                                         ------------            ----

CANADA -- (7.9%)
    Royal Bank of Canada........................ 246,120   16,852,743            0.4%
    Toronto-Dominion Bank (The)................. 270,619   12,733,496            0.3%
    Other Securities............................          318,158,411            7.7%
                                                         ------------            ----
TOTAL CANADA....................................          347,744,650            8.4%
                                                         ------------            ----

DENMARK -- (1.4%)
    Novo Nordisk A.S. Class B................... 411,533   16,023,801            0.3%
    Other Securities............................           45,984,787            1.2%
                                                         ------------            ----
TOTAL DENMARK...................................           62,008,588            1.5%
                                                         ------------            ----

FINLAND -- (0.9%)
    Other Securities............................           39,223,542            0.9%
                                                         ------------            ----

FRANCE -- (8.4%)
    Air Liquide SA.............................. 107,672   12,972,988            0.3%
#   Airbus SE................................... 164,233   13,285,234            0.3%
#   AXA SA...................................... 422,810   11,280,624            0.3%
    BNP Paribas SA.............................. 283,980   20,042,508            0.5%
#   L'Oreal SA..................................  64,588   12,862,672            0.3%
#   LVMH Moet Hennessy Louis Vuitton SE.........  79,335   19,585,332            0.5%
#   Sanofi...................................... 263,467   24,895,993            0.6%
    Total SA.................................... 377,642   19,385,571            0.5%
#   Vinci SA.................................... 138,360   11,793,599            0.3%
    Other Securities............................          225,574,839            5.4%
                                                         ------------            ----
TOTAL FRANCE....................................          371,679,360            9.0%
                                                         ------------            ----

GERMANY -- (7.2%)
    Allianz SE..................................  82,245   15,657,606            0.4%
    BASF SE..................................... 241,542   23,530,764            0.6%
#   Bayer AG.................................... 196,088   24,262,568            0.6%
    Daimler AG.................................. 251,127   18,712,548            0.5%
    Deutsche Telekom AG......................... 880,657   15,447,423            0.4%
    SAP SE...................................... 193,973   19,429,491            0.5%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                    PERCENTAGE
                                            SHARES     VALUE++    OF NET ASSETS**
                                            ------     -------    ---------------
GERMANY -- (Continued)
    Siemens AG............................   158,545 $ 22,742,150            0.6%
    Other Securities......................            178,341,676            4.1%
                                                     ------------           -----
TOTAL GERMANY.............................            318,124,226            7.7%
                                                     ------------           -----

HONG KONG -- (2.8%)
    AIA Group, Ltd........................ 3,116,200   21,568,576            0.5%
    Other Securities......................            100,751,521            2.5%
                                                     ------------           -----
TOTAL HONG KONG...........................            122,320,097            3.0%
                                                     ------------           -----

IRELAND -- (0.5%)
    Other Securities......................             19,995,878            0.5%
                                                     ------------           -----

ISRAEL -- (0.4%)
    Other Securities......................             19,306,272            0.5%
                                                     ------------           -----

ITALY -- (1.9%)
    Other Securities......................             82,854,156            2.0%
                                                     ------------           -----

JAPAN -- (20.8%)
    KDDI Corp.............................   524,700   13,911,922            0.4%
    SoftBank Group Corp...................   258,360   19,597,295            0.5%
    Sumitomo Mitsui Financial Group, Inc..   322,440   11,972,395            0.3%
    Toyota Motor Corp.....................   544,869   29,488,721            0.7%
    Other Securities......................            845,212,176           20.4%
                                                     ------------           -----
TOTAL JAPAN...............................            920,182,509           22.3%
                                                     ------------           -----

NETHERLANDS -- (2.8%)
    Unilever NV...........................   256,547   13,439,327            0.3%
    Other Securities......................            108,125,654            2.6%
                                                     ------------           -----
TOTAL NETHERLANDS.........................            121,564,981            2.9%
                                                     ------------           -----

NEW ZEALAND -- (0.2%)
    Other Securities......................              7,882,428            0.2%
                                                     ------------           -----

NORWAY -- (0.6%)
    Other Securities......................             27,274,883            0.7%
                                                     ------------           -----

PORTUGAL -- (0.1%)
    Other Securities......................              6,288,712            0.1%
                                                     ------------           -----

SINGAPORE -- (1.0%)
    Other Securities......................             45,991,865            1.1%
                                                     ------------           -----

SPAIN -- (2.8%)
#   Banco Santander SA.................... 3,030,791   19,751,428            0.5%
    Other Securities......................            103,490,645            2.5%
                                                     ------------           -----
TOTAL SPAIN...............................            123,242,073            3.0%
                                                     ------------           -----

SWEDEN -- (2.6%)
    Other Securities......................            114,356,933            2.8%
                                                     ------------           -----

SWITZERLAND -- (7.0%)
    Nestle SA.............................   786,239   60,556,490            1.5%
    Novartis AG...........................   442,365   34,055,498            0.8%
    Roche Holding AG......................   184,245   48,210,336            1.2%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                           PERCENTAGE
                                                 SHARES      VALUE++     OF NET ASSETS**
                                                 ------      -------     ---------------
SWITZERLAND -- (Continued)
      Other Securities........................            $  166,932,274            4.0%
                                                          --------------          ------
TOTAL SWITZERLAND.............................               309,754,598            7.5%
                                                          --------------          ------

UNITED KINGDOM -- (15.0%)
      BP P.L.C. Sponsored ADR.................    686,863     23,573,121            0.6%
      British American Tobacco P.L.C..........    344,767     23,293,590            0.6%
#     British American Tobacco P.L.C.
       Sponsored ADR..........................    175,004     11,907,272            0.3%
#     Diageo P.L.C. Sponsored ADR.............    115,851     13,604,383            0.3%
      GlaxoSmithKline P.L.C...................    566,003     11,392,420            0.3%
#     GlaxoSmithKline P.L.C. Sponsored ADR....    402,851     16,476,606            0.4%
*     Glencore P.L.C..........................  3,170,885     12,462,015            0.3%
      HSBC Holdings P.L.C.....................  1,829,707     15,088,344            0.4%
#     HSBC Holdings P.L.C. Sponsored ADR......    577,438     23,773,122            0.6%
      Reckitt Benckiser Group P.L.C...........    160,900     14,824,915            0.4%
      Royal Dutch Shell P.L.C. Class A........    468,172     12,157,688            0.3%
      Royal Dutch Shell P.L.C. Sponsored ADR,
       Class A................................    346,136     18,064,851            0.4%
#     Royal Dutch Shell P.L.C. Sponsored ADR,
       Class B................................    358,960     19,426,915            0.5%
      Unilever P.L.C. Sponsored ADR...........    254,623     13,072,345            0.3%
      Other Securities........................               433,321,688           10.3%
                                                          --------------          ------
TOTAL UNITED KINGDOM..........................               662,439,275           16.0%
                                                          --------------          ------

UNITED STATES -- (0.0%)
      Other Securities........................                    67,462            0.0%
                                                          --------------          ------
TOTAL COMMON STOCKS...........................             4,049,322,775           98.1%
                                                          --------------          ------

PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
      Other Securities........................                21,743,766            0.5%
                                                          --------------          ------
TOTAL PREFERRED STOCKS........................                21,743,766            0.5%
                                                          --------------          ------

RIGHTS/WARRANTS -- (0.0%)
                                                          --------------
TOTAL INVESTMENT SECURITIES...................             4,071,066,541
                                                          --------------

                                                             VALUE+
                                                             ------
SECURITIES LENDING COLLATERAL -- (7.8%)
(S)@  DFA Short Term Investment Fund.......... 29,622,436    342,820,452            8.3%
                                                          --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $3,834,337,349).......................             $4,413,886,993          106.9%
                                                          ==============          ======

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                      LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                    ------------ -------------- ------- --------------
Common Stocks
 Australia......................... $  5,457,016 $  254,403,486   --    $  259,860,502
 Austria...........................           --     10,834,391   --        10,834,391
 Belgium...........................      286,610     56,038,784   --        56,325,394
 Canada............................  347,744,650             --   --       347,744,650
 Denmark...........................    2,339,637     59,668,951   --        62,008,588
 Finland...........................    1,769,986     37,453,556   --        39,223,542
 France............................    8,861,850    362,817,510   --       371,679,360
 Germany...........................   21,726,215    296,398,011   --       318,124,226
 Hong Kong.........................      749,285    121,570,812   --       122,320,097
 Ireland...........................    4,705,728     15,290,150   --        19,995,878
 Israel............................    7,011,448     12,294,824   --        19,306,272
 Italy.............................    4,450,416     78,403,740   --        82,854,156
 Japan.............................   37,730,465    882,452,044   --       920,182,509
 Netherlands.......................   26,066,201     95,498,780   --       121,564,981
 New Zealand.......................           --      7,882,428   --         7,882,428
 Norway............................      807,018     26,467,865   --        27,274,883
 Portugal..........................           --      6,288,712   --         6,288,712
 Singapore.........................           --     45,991,865   --        45,991,865
 Spain.............................   13,388,948    109,853,125   --       123,242,073
 Sweden............................           --    114,356,933   --       114,356,933
 Switzerland.......................   26,367,747    283,386,851   --       309,754,598
 United Kingdom....................  207,151,470    455,287,805   --       662,439,275
 United States.....................           --         67,462   --            67,462
Preferred Stocks
 Germany...........................           --     21,743,766   --        21,743,766
Securities Lending Collateral......           --    342,820,452   --       342,820,452
Futures Contracts**................      581,869             --   --           581,869
                                    ------------ --------------   --    --------------
TOTAL.............................. $717,196,559 $3,697,272,303   --    $4,414,468,862
                                    ============ ==============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                            PERCENTAGE
                                                  SHARES      VALUE++     OF NET ASSETS**
                                                  ------      -------     ---------------
COMMON STOCKS -- (90.4%)
AUSTRALIA -- (5.4%)
#   Australia & New Zealand Banking Group, Ltd.. 2,056,866 $   50,349,978            0.3%
    BHP Billiton, Ltd........................... 2,778,611     49,470,205            0.3%
#   Commonwealth Bank of Australia..............   695,403     45,419,485            0.2%
    Macquarie Group, Ltd........................   602,362     41,844,170            0.2%
#   National Australia Bank, Ltd................ 1,864,442     47,323,522            0.2%
#   Westpac Banking Corp........................ 2,102,187     55,108,322            0.3%
    Other Securities............................              948,974,676            4.4%
                                                           --------------            ----
TOTAL AUSTRALIA.................................            1,238,490,358            5.9%
                                                           --------------            ----

AUSTRIA -- (0.6%)
    Other Securities............................              132,312,880            0.6%
                                                           --------------            ----

BELGIUM -- (1.2%)
    Other Securities............................              271,326,230            1.3%
                                                           --------------            ----

CANADA -- (7.7%)
    Bank of Montreal............................   512,923     36,340,595            0.2%
#   Bank of Nova Scotia (The)...................   943,453     52,484,290            0.3%
#   Royal Bank of Canada........................   699,021     47,868,958            0.2%
    Other Securities............................            1,621,757,660            7.7%
                                                           --------------            ----
TOTAL CANADA....................................            1,758,451,503            8.4%
                                                           --------------            ----

CHINA -- (0.0%)
    Other Securities............................                1,513,491            0.0%
                                                           --------------            ----

DENMARK -- (1.7%)
    Other Securities............................              388,369,799            1.9%
                                                           --------------            ----

FINLAND -- (1.6%)
    UPM-Kymmene Oyj............................. 1,573,268     41,450,374            0.2%
    Other Securities............................              323,368,827            1.5%
                                                           --------------            ----
TOTAL FINLAND                                                 364,819,201            1.7%
                                                           --------------            ----

FRANCE -- (6.7%)
    BNP Paribas SA..............................   981,305     69,257,739            0.3%
#   Cie Generale des Etablissements Michelin....   371,701     48,618,879            0.2%
    Orange SA................................... 2,984,136     46,186,477            0.2%
    Societe Generale SA.........................   754,381     41,364,717            0.2%
    Total SA.................................... 1,746,012     89,628,376            0.4%
    Other Securities............................            1,241,841,461            6.0%
                                                           --------------            ----
TOTAL FRANCE....................................            1,536,897,649            7.3%
                                                           --------------            ----

GERMANY -- (6.5%)
    Allianz SE..................................   223,516     42,552,439            0.2%
    BASF SE.....................................   772,900     75,295,092            0.4%
    Bayer AG....................................   326,759     40,430,891            0.2%
    Bayerische Motoren Werke AG.................   505,276     48,274,957            0.2%
    Daimler AG.................................. 1,216,771     90,666,819            0.4%
#   Deutsche Telekom AG......................... 3,408,551     59,788,690            0.3%
#   E.ON SE..................................... 5,371,567     41,873,432            0.2%
    Fresenius SE & Co. KGaA.....................   594,150     48,203,539            0.2%
    Other Securities............................            1,036,123,166            5.0%
                                                           --------------            ----
TOTAL GERMANY...................................            1,483,209,025            7.1%
                                                           --------------            ----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                      PERCENTAGE
                                            SHARES      VALUE++     OF NET ASSETS**
                                            ------      -------     ---------------
HONG KONG -- (2.8%)
    AIA Group, Ltd........................ 6,136,600 $   42,474,079            0.2%
    CK Hutchison Holdings, Ltd............ 3,807,408     47,544,188            0.2%
    Other Securities......................              555,974,674            2.7%
                                                     --------------           -----
TOTAL HONG KONG...........................              645,992,941            3.1%
                                                     --------------           -----

IRELAND -- (0.5%)
    Other Securities......................              112,362,473            0.5%
                                                     --------------           -----

ISRAEL -- (0.7%)
    Other Securities......................              149,048,367            0.7%
                                                     --------------           -----

ITALY -- (2.6%)
    Assicurazioni Generali SpA............ 2,476,453     39,227,046            0.2%
    Other Securities......................              556,899,855            2.6%
                                                     --------------           -----
TOTAL ITALY...............................              596,126,901            2.8%
                                                     --------------           -----

JAPAN -- (21.5%)
    Hitachi, Ltd.......................... 6,497,000     35,891,817            0.2%
    Honda Motor Co., Ltd.................. 1,287,400     37,470,623            0.2%
    Mitsubishi UFJ Financial Group, Inc... 7,664,200     48,564,916            0.3%
    Sumitomo Mitsui Financial Group, Inc..   995,670     36,969,836            0.2%
    Toyota Motor Corp..................... 2,458,894    133,077,196            0.7%
#   Toyota Motor Corp. Sponsored ADR......   408,823     44,210,119            0.2%
    Other Securities......................            4,562,039,047           21.5%
                                                     --------------           -----
TOTAL JAPAN...............................            4,898,223,554           23.3%
                                                     --------------           -----

NETHERLANDS -- (2.5%)
#   Akzo Nobel NV.........................   456,161     39,896,798            0.2%
    Koninklijke Ahold Delhaize NV......... 2,136,192     44,251,745            0.2%
    Other Securities......................              483,392,166            2.3%
                                                     --------------           -----
TOTAL NETHERLANDS.........................              567,540,709            2.7%
                                                     --------------           -----

NEW ZEALAND -- (0.4%)
    Other Securities......................               79,939,369            0.4%
                                                     --------------           -----

NORWAY -- (0.8%)
    Other Securities......................              177,481,460            0.8%
                                                     --------------           -----

PORTUGAL -- (0.2%)
    Other Securities......................               53,627,665            0.3%
                                                     --------------           -----

SINGAPORE -- (1.1%)
    Other Securities......................              239,010,084            1.1%
                                                     --------------           -----

SPAIN -- (2.3%)
#   Banco Santander SA.................... 8,636,362     56,282,495            0.3%
    Iberdrola SA.......................... 6,319,526     45,429,592            0.2%
    Other Securities......................              427,022,035            2.0%
                                                     --------------           -----
TOTAL SPAIN...............................              528,734,122            2.5%
                                                     --------------           -----

SWEDEN -- (2.8%)
    Other Securities......................              628,616,755            3.0%
                                                     --------------           -----

SWITZERLAND -- (5.8%)
    Nestle SA............................. 2,417,067    186,163,615            0.9%
    Novartis AG...........................   500,288     38,514,704            0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                             PERCENTAGE
                                                 SHARES        VALUE++     OF NET ASSETS**
                                                 ------        -------     ---------------
SWITZERLAND --(Continued)
      Novartis AG Sponsored ADR...............     935,984 $    72,098,848            0.4%
      Roche Holding AG........................     169,071      44,239,842            0.2%
*     Syngenta AG.............................      92,858      43,154,212            0.2%
      Other Securities........................                 939,325,135            4.4%
                                                           ---------------          ------
TOTAL SWITZERLAND.............................               1,323,496,356            6.3%
                                                           ---------------          ------

UNITED KINGDOM -- (15.0%)
      BP P.L.C. Sponsored ADR.................   2,580,234      88,553,639            0.4%
*     Glencore P.L.C..........................   9,379,540      36,862,891            0.2%
#     HSBC Holdings P.L.C. Sponsored ADR......   2,608,732     107,401,496            0.5%
      Lloyds Banking Group P.L.C..............  47,201,041      42,411,317            0.2%
#     Rio Tinto P.L.C. Sponsored ADR..........     944,661      37,616,401            0.2%
      Royal Dutch Shell P.L.C. Sponsored ADR,
       Class A................................   1,148,264      59,927,898            0.3%
#     Royal Dutch Shell P.L.C. Sponsored ADR,
       Class B................................   1,245,058      67,382,539            0.3%
#     Vodafone Group P.L.C. Sponsored ADR.....   1,397,631      36,603,949            0.2%
      Other Securities........................               2,944,077,550           14.0%
                                                           ---------------          ------
TOTAL UNITED KINGDOM..........................               3,420,837,680           16.3%
                                                           ---------------          ------

UNITED STATES -- (0.0%)
      Other Securities........................                   1,096,180            0.0%
                                                           ---------------          ------
TOTAL COMMON STOCKS...........................              20,597,524,752           98.0%
                                                           ---------------          ------

PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
      Volkswagen AG...........................     298,637      47,407,640            0.2%
      Other Securities........................                  51,508,808            0.3%
                                                           ---------------          ------
TOTAL GERMANY.................................                  98,916,448            0.5%
                                                           ---------------          ------

UNITED KINGDOM -- (0.0%)
      Other Securities........................                      12,411            0.0%
                                                           ---------------          ------
TOTAL PREFERRED STOCKS........................                  98,928,859            0.5%
                                                           ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
ITALY -- (0.0%)
      Other Securities........................                      25,788            0.0%
                                                           ---------------          ------

UNITED KINGDOM -- (0.0%)
      Other Securities........................                   1,492,782            0.0%
                                                           ---------------          ------
TOTAL RIGHTS/WARRANTS.........................                   1,518,570            0.0%
                                                           ---------------          ------
TOTAL INVESTMENT SECURITIES...................              20,697,972,181
                                                           ---------------

                                                               VALUE+
                                                               ------
SECURITIES LENDING COLLATERAL -- (9.1%)
(S)@  DFA Short Term Investment Fund.......... 179,696,811   2,079,631,191            9.9%
                                                           ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
      (Cost $20,359,776,803)..................             $22,777,603,372          108.4%
                                                           ===============          ======

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------------------
                                       LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                    -------------- --------------- ------- ---------------
Common Stocks
 Australia......................... $   36,599,605 $ 1,201,890,753   --    $ 1,238,490,358
 Austria...........................         58,737     132,254,143   --        132,312,880
 Belgium...........................      7,221,705     264,104,525   --        271,326,230
 Canada............................  1,758,421,395          30,108   --      1,758,451,503
 China.............................             --       1,513,491   --          1,513,491
 Denmark...........................     23,025,546     365,344,253   --        388,369,799
 Finland...........................      4,812,269     360,006,932   --        364,819,201
 France............................     74,753,385   1,462,144,264   --      1,536,897,649
 Germany...........................     84,939,307   1,398,269,718   --      1,483,209,025
 Hong Kong.........................      1,069,708     644,923,233   --        645,992,941
 Ireland...........................     21,979,811      90,382,662   --        112,362,473
 Israel............................     25,398,528     123,649,839   --        149,048,367
 Italy.............................     14,515,421     581,611,480   --        596,126,901
 Japan.............................    107,870,081   4,790,353,473   --      4,898,223,554
 Netherlands.......................     69,358,485     498,182,224   --        567,540,709
 New Zealand.......................        159,402      79,779,967   --         79,939,369
 Norway............................     11,959,568     165,521,892   --        177,481,460
 Portugal..........................        237,810      53,389,855   --         53,627,665
 Singapore.........................             --     239,010,084   --        239,010,084
 Spain.............................     31,443,782     497,290,340   --        528,734,122
 Sweden............................      3,425,338     625,191,417   --        628,616,755
 Switzerland.......................    145,766,070   1,177,730,286   --      1,323,496,356
 United Kingdom....................    676,622,503   2,744,215,177   --      3,420,837,680
 United States.....................            112       1,096,068   --          1,096,180
Preferred Stocks
 Germany...........................             --      98,916,448   --         98,916,448
 United Kingdom....................             --          12,411   --             12,411
Rights/Warrants
 Italy.............................             --          25,788   --             25,788
 United Kingdom....................             --       1,492,782   --          1,492,782
Securities Lending Collateral......             --   2,079,631,191   --      2,079,631,191
Futures Contracts**................      1,156,615              --   --          1,156,615
                                    -------------- ---------------   --    ---------------
TOTAL.............................. $3,100,795,183 $19,677,964,804   --    $22,778,759,987
                                    ============== ===============   ==    ===============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                 VALUE+
                                                             ---------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company.............................. $ 4,543,221,548
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company..................................   2,838,253,953
Investment in The United Kingdom Small Company Series
  of The DFA Investment Trust Company.......................   2,045,443,066
Investment in The Asia Pacific Small Company Series of The
  DFA Investment Trust Company..............................   1,357,746,980
Investment in The Canadian Small Company Series of The DFA
  Investment Trust Company..................................   1,186,604,610
                                                             ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $10,153,529,078)....................... $11,971,270,157
                                                             ===============

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------------
                                        LEVEL 1     LEVEL 2 LEVEL 3      TOTAL
                                    --------------- ------- ------- ---------------
Affiliated Investment Companies.... $11,971,270,157   --      --    $11,971,270,157
Futures Contracts**................       1,368,363   --      --          1,368,363
                                    ---------------   --      --    ---------------
TOTAL.............................. $11,972,638,520   --      --    $11,972,638,520
                                    ===============   ==      ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        GLOBAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                             SHARES    VALUE+
                                                             ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Small Cap Portfolio of DFA Investment
  Dimensions Group Inc...................................... 154,221 $ 5,305,191
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company..............................           1,456,234
Investment in The Emerging Markets Small Cap Series of The
  DFA Investment Trust Company..............................           1,201,988
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company..................................             907,053
Investment in The United Kingdom Small Company Series
  of The DFA Investment Trust Company.......................             660,544
Investment in The Asia Pacific Small Company Series of The
  DFA Investment Trust Company..............................             428,824
Investment in The Canadian Small Company Series of The DFA
  Investment Trust Company..................................             385,099
                                                                     -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $10,000,471)...........................         $10,344,933
                                                                     ===========

Summary of the Fund's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      ---------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      -----------  ------- ------- -----------
  Affiliated Investment Companies.... $10,344,933    --      --    $10,344,933
                                      -----------    --      --    -----------
  TOTAL.............................. $10,344,933    --      --    $10,344,933
                                      ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                       JAPANESE SMALL COMPANY PORTFOLIO

                                                                VALUE+
                                                             ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company.................................. $538,996,477
                                                             ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $444,382,828).......................................... $538,996,477
                                                             ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                                VALUE+
                                                             ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Asia Pacific Small Company Series of The
  DFA Investment Trust Company.............................. $282,927,979
                                                             ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $286,808,761).......................................... $282,927,979
                                                             ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                                                               VALUE+
                                                             -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The United Kingdom Small Company Series
  of The DFA Investment Trust Company....................... $43,125,135
                                                             -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $34,523,163)........................................... $43,125,135
                                                             ===========

Summary of the Portfolio's Master Fund's investments as of April 30, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                                                VALUE+
                                                             ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company.............................. $386,548,508
                                                             ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $296,628,007).......................................... $386,548,508
                                                             ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                               ------     -------    ---------------
COMMON STOCKS -- (95.9%)
AUSTRALIA -- (18.3%)
    Dexus Property Group.................... 11,710,255 $ 89,418,831            1.9%
    Goodman Group........................... 21,220,425  128,844,037            2.7%
    Investa Office Fund.....................  7,519,794   26,734,530            0.6%
    Scentre Group........................... 58,558,424  188,938,843            4.0%
    Stockland............................... 29,284,761  106,284,493            2.2%
    Vicinity Centres........................ 39,802,744   85,791,549            1.8%
#   Westfield Corp.......................... 22,271,419  151,456,139            3.2%
    Other Securities........................             118,704,483            2.5%
                                                        ------------           -----
TOTAL AUSTRALIA.............................             896,172,905           18.9%
                                                        ------------           -----

BELGIUM -- (1.9%)
    Cofinimmo SA............................    245,183   29,674,025            0.6%
    Other Securities........................              64,659,786            1.4%
                                                        ------------           -----
TOTAL BELGIUM...............................              94,333,811            2.0%
                                                        ------------           -----

CANADA -- (5.1%)
    H&R REIT................................  1,684,870   28,586,202            0.6%
    RioCan REIT.............................  1,792,442   34,048,585            0.7%
    Other Securities........................             187,457,637            4.0%
                                                        ------------           -----
TOTAL CANADA................................             250,092,424            5.3%
                                                        ------------           -----

CHINA -- (0.3%)
    Other Securities........................              13,596,036            0.3%
                                                        ------------           -----

FRANCE -- (6.0%)
    Fonciere Des Regions....................    421,103   37,582,947            0.8%
#   Gecina SA...............................    456,238   64,890,000            1.4%
#   ICADE...................................    460,846   34,220,547            0.7%
#   Klepierre...............................  2,536,495   99,557,112            2.1%
    Unibail-Rodamco SE......................    154,462   37,933,182            0.8%
    Other Securities........................              20,479,117            0.4%
                                                        ------------           -----
TOTAL FRANCE................................             294,662,905            6.2%
                                                        ------------           -----

GERMANY -- (2.4%)
    GPT Group (The)......................... 21,837,047   85,777,635            1.8%
    Other Securities........................              32,396,734            0.7%
                                                        ------------           -----
TOTAL GERMANY...............................             118,174,369            2.5%
                                                        ------------           -----

GREECE -- (0.0%)
    Other Securities........................                 898,875            0.0%
                                                        ------------           -----

HONG KONG -- (4.7%)
    Link REIT............................... 25,235,805  181,394,237            3.8%
    Other Securities........................              49,640,637            1.1%
                                                        ------------           -----
TOTAL HONG KONG.............................             231,034,874            4.9%
                                                        ------------           -----

IRELAND -- (0.1%)
    Other Securities........................               5,923,985            0.1%
                                                        ------------           -----

ITALY -- (0.3%)
    Other Securities........................              13,782,924            0.3%
                                                        ------------           -----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                       PERCENTAGE
                                             SHARES      VALUE++     OF NET ASSETS**
                                             ------      -------     ---------------
JAPAN -- (21.0%)
#   Advance Residence Investment Corp.....     15,716 $   41,372,199            0.9%
    Daiwa House REIT Investment Corp......     14,803     37,424,445            0.8%
    Frontier Real Estate Investment Corp..      5,902     25,761,492            0.5%
#   GLP J-Reit............................     28,026     31,584,493            0.7%
    Japan Hotel REIT Investment Corp......     45,578     31,065,315            0.7%
    Japan Prime Realty Investment Corp....      9,848     36,973,481            0.8%
    Japan Real Estate Investment Corp.....     15,108     79,556,533            1.7%
#   Japan Retail Fund Investment Corp.....     30,552     59,685,405            1.3%
#   Kenedix Office Investment Corp........      5,365     30,397,526            0.6%
    Nippon Building Fund, Inc.............     16,267     86,510,910            1.8%
#   Nomura Real Estate Master Fund, Inc...     45,356     65,372,349            1.4%
#   Orix JREIT, Inc.......................     30,297     48,045,116            1.0%
#   United Urban Investment Corp..........     35,141     53,092,827            1.1%
    Other Securities......................               399,494,289            8.3%
                                                      --------------           -----
TOTAL JAPAN...............................             1,026,336,380           21.6%
                                                      --------------           -----

MALAYSIA -- (0.6%)
    Other Securities......................                28,351,480            0.6%
                                                      --------------           -----

MEXICO -- (1.9%)
#   Fibra Uno Administracion S.A. de C.V.. 30,974,520     53,984,622            1.1%
    Other Securities......................                36,877,195            0.8%
                                                      --------------           -----
TOTAL MEXICO..............................                90,861,817            1.9%
                                                      --------------           -----

NETHERLANDS -- (6.2%)
    Unibail-Rodamco SE....................    978,160    240,178,975            5.0%
#   Wereldhave NV.........................    612,390     28,198,004            0.6%
    Other Securities......................                33,430,129            0.7%
                                                      --------------           -----
TOTAL NETHERLANDS.........................               301,807,108            6.3%
                                                      --------------           -----

NEW ZEALAND -- (0.9%)
    Other Securities......................                41,437,876            0.9%
                                                      --------------           -----

SINGAPORE -- (7.4%)
    Ascendas REIT......................... 27,808,000     50,966,492            1.1%
    CapitaLand Commercial Trust........... 27,456,100     31,909,426            0.7%
    CapitaLand Mall Trust................. 28,275,700     39,871,500            0.8%
#   Mapletree Commercial Trust............ 22,421,937     25,601,257            0.5%
#   Suntec REIT........................... 27,816,000     35,224,833            0.7%
    Other Securities......................               175,395,106            3.8%
                                                      --------------           -----
TOTAL SINGAPORE...........................               358,968,614            7.6%
                                                      --------------           -----

SOUTH AFRICA -- (3.7%)
    Growthpoint Properties, Ltd........... 26,707,715     51,185,224            1.1%
    Redefine Properties, Ltd.............. 57,986,898     47,727,586            1.0%
    Resilient REIT, Ltd...................  3,159,707     27,527,902            0.6%
    Other Securities......................                55,877,782            1.1%
                                                      --------------           -----
TOTAL SOUTH AFRICA........................               182,318,494            3.8%
                                                      --------------           -----

SPAIN -- (1.0%)
    Merlin Properties Socimi SA...........  4,056,833     47,974,126            1.0%
    Other Securities......................                 1,411,446            0.0%
                                                      --------------           -----
TOTAL SPAIN...............................                49,385,572            1.0%
                                                      --------------           -----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                    PERCENTAGE
                                          SHARES      VALUE++     OF NET ASSETS**
                                          ------      -------     ---------------
TAIWAN -- (0.2%)
       Other Securities................            $   11,890,387            0.2%
                                                   --------------          ------

TURKEY -- (0.6%)
       Other Securities................                27,712,629            0.6%
                                                   --------------          ------

UNITED KINGDOM -- (13.3%)
       British Land Co. P.L.C. (The)... 11,852,980    100,787,697            2.1%
       Derwent London P.L.C............  1,296,652     49,427,864            1.0%
       Great Portland Estates P.L.C....  4,219,977     37,811,444            0.8%
       Hammerson P.L.C.................  9,766,520     74,307,342            1.6%
#      Intu Properties P.L.C........... 11,626,258     41,524,417            0.9%
       Land Securities Group P.L.C.....  9,292,927    133,090,190            2.8%
       Segro P.L.C..................... 11,826,836     74,390,079            1.6%
       Shaftesbury P.L.C...............  3,248,018     39,200,284            0.8%
       Other Securities................                98,404,346            2.1%
                                                   --------------          ------
TOTAL UNITED KINGDOM...................               648,943,663           13.7%
                                                   --------------          ------
TOTAL COMMON STOCKS....................             4,686,687,128           98.7%
                                                   --------------          ------

RIGHTS/WARRANTS -- (0.0%)
UNITED KINGDOM -- (0.0%)
       Other Securities................                     3,210            0.0%
                                                   --------------          ------
TOTAL INVESTMENT SECURITIES............             4,686,690,338
                                                   --------------

                                                      VALUE+
                                                      ------
SECURITIES LENDING COLLATERAL -- (4.1%)
(S)@   DFA Short Term Investment Fund.. 17,302,487    200,241,680            4.2%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,650,415,625)..............              $4,886,932,018          102.9%
                                                   ==============          ======

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                      LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                    ------------ -------------- ------- --------------
Common Stocks
 Australia.........................           -- $  896,172,905   --    $  896,172,905
 Belgium...........................           --     94,333,811   --        94,333,811
 Canada............................ $250,092,424             --   --       250,092,424
 China.............................           --     13,596,036   --        13,596,036
 France............................           --    294,662,905   --       294,662,905
 Germany...........................           --    118,174,369   --       118,174,369
 Greece............................           --        898,875   --           898,875
 Hong Kong.........................           --    231,034,874   --       231,034,874
 Ireland...........................           --      5,923,985   --         5,923,985
 Italy.............................           --     13,782,924   --        13,782,924
 Japan.............................           --  1,026,336,380   --     1,026,336,380
 Malaysia..........................           --     28,351,480   --        28,351,480
 Mexico............................   90,861,817             --   --        90,861,817
 Netherlands.......................           --    301,807,108   --       301,807,108
 New Zealand.......................           --     41,437,876   --        41,437,876
 Singapore.........................           --    358,968,614   --       358,968,614
 South Africa......................           --    182,318,494   --       182,318,494
 Spain.............................           --     49,385,572   --        49,385,572
 Taiwan............................           --     11,890,387   --        11,890,387
 Turkey............................           --     27,712,629   --        27,712,629
 United Kingdom....................           --    648,943,663   --       648,943,663
Rights/Warrants....................
 United Kingdom....................           --          3,210   --             3,210
Securities Lending Collateral......           --    200,241,680   --       200,241,680
Futures Contracts**................      248,637             --   --           248,637
                                    ------------ --------------   --    --------------
TOTAL.............................. $341,202,878 $4,545,977,777   --    $4,887,180,655
                                    ============ ==============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                   PERCENTAGE
                                         SHARES      VALUE++     OF NET ASSETS**
                                         ------      -------     ---------------
COMMON STOCKS -- (34.9%)
UNITED STATES -- (34.9%)
    Alexandria Real Estate Equities,
     Inc...............................   225,859 $   25,411,396            0.5%
    American Campus Communities, Inc...   331,281     15,699,407            0.3%
#   American Homes 4 Rent Class A......   559,906     12,905,843            0.2%
    Apartment Investment & Management
     Co. Class A.......................   389,828     17,051,077            0.3%
    AvalonBay Communities, Inc.........   339,061     64,367,340            1.2%
    Boston Properties, Inc.............   379,814     48,084,452            0.9%
    Brixmor Property Group, Inc........   756,959     14,949,940            0.3%
    Camden Property Trust..............   217,559     17,911,632            0.3%
    DCT Industrial Trust, Inc..........   238,194     12,043,089            0.2%
#   Digital Realty Trust, Inc..........   393,694     45,211,819            0.8%
    Douglas Emmett, Inc................   360,262     13,571,070            0.2%
    Duke Realty Corp...................   882,749     24,478,630            0.4%
    Equinix, Inc.......................   189,336     79,085,647            1.4%
#   Equity LifeStyle Properties, Inc...   203,333     16,451,673            0.3%
    Equity Residential.................   905,209     58,458,397            1.1%
    Essex Property Trust, Inc..........   161,862     39,570,403            0.7%
    Extra Space Storage, Inc...........   312,604     23,610,980            0.4%
    Federal Realty Investment Trust....   179,184     23,453,394            0.4%
    Forest City Realty Trust, Inc.
     Class A...........................   599,278     13,543,683            0.2%
    Gaming and Leisure Properties, Inc.   490,010     17,052,348            0.3%
    GGP, Inc........................... 1,417,759     30,637,772            0.6%
    HCP, Inc........................... 1,156,484     36,255,773            0.7%
    Highwoods Properties, Inc..........   268,882     13,680,716            0.3%
#   Hospitality Properties Trust.......   417,259     13,281,354            0.2%
#   Host Hotels & Resorts, Inc......... 1,825,161     32,761,640            0.6%
    Hudson Pacific Properties, Inc.....   376,306     12,929,874            0.2%
    Iron Mountain, Inc.................   622,011     21,621,102            0.4%
#   Kilroy Realty Corp.................   242,746     17,120,875            0.3%
#   Kimco Realty Corp.................. 1,056,721     21,440,869            0.4%
    Liberty Property Trust.............   364,940     14,805,616            0.3%
    Macerich Co. (The).................   303,682     18,958,867            0.3%
    Mid-America Apartment Communities,
     Inc...............................   280,339     27,812,385            0.5%
    National Retail Properties, Inc....   368,450     15,555,959            0.3%
#   Omega Healthcare Investors, Inc....   488,455     16,119,015            0.3%
    Prologis, Inc...................... 1,307,447     71,138,191            1.3%
    Public Storage.....................   364,123     76,240,074            1.4%
    Realty Income Corp.................   651,802     38,032,647            0.7%
    Regency Centers Corp...............   377,260     23,835,262            0.4%
    Senior Housing Properties Trust....   581,155     12,506,456            0.2%
    Simon Property Group, Inc..........   796,159    131,573,236            2.4%
#   SL Green Realty Corp...............   249,710     26,202,070            0.5%
    Sun Communities, Inc...............   173,919     14,541,368            0.3%
    UDR, Inc...........................   662,635     24,742,791            0.4%
    Ventas, Inc........................   873,893     55,937,891            1.0%
    VEREIT, Inc........................ 2,418,808     20,245,423            0.4%
    Vornado Realty Trust...............   420,190     40,439,086            0.7%
#   Welltower, Inc.....................   895,148     63,949,373            1.2%
    WP Carey, Inc......................   250,768     15,698,077            0.3%
    Other Securities...................              505,661,158            8.8%
                                                  --------------           -----
TOTAL COMMON STOCKS....................            1,996,637,140           35.8%
                                                  --------------           -----

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                              PERCENTAGE
                                                                   SHARES       VALUE++     OF NET ASSETS**
                                                                   ------       -------     ---------------
AFFILIATED INVESTMENT COMPANIES -- (62.0%)
UNITED STATES -- (62.0%)
      DFA International Real Estate Securities Portfolio of DFA
       Investment Dimensions Group Inc.......................... 392,297,043 $1,957,562,246           35.1%
      DFA Real Estate Securities Portfolio of DFA Investment
       Dimensions Group Inc.....................................  45,970,822  1,591,969,556           28.6%
                                                                             --------------          ------
TOTAL UNITED STATES.............................................              3,549,531,802           63.7%
                                                                             --------------          ------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
 COMPANIES......................................................              3,549,531,802           63.7%
                                                                             --------------          ------
TOTAL INVESTMENT SECURITIES.....................................              5,546,168,942
                                                                             --------------

                                                                                VALUE+
                                                                                ------
SECURITIES LENDING COLLATERAL -- (3.1%)
(S)@  DFA Short Term Investment Fund............................  15,098,658    174,736,767            3.1%
                                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,053,660,152).......................................               $5,720,905,709          102.6%
                                                                             ==============          ======

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
Common Stocks
  United States................. $1,996,637,140           --   --    $1,996,637,140
Affiliated Investment Companies
  United States.................  3,549,531,802           --   --     3,549,531,802
Securities Lending Collateral...             -- $174,736,767   --       174,736,767
                                 -------------- ------------   --    --------------
TOTAL........................... $5,546,168,942 $174,736,767   --    $5,720,905,709
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                PERCENTAGE
                                      SHARES      VALUE++     OF NET ASSETS**
                                      ------      -------     ---------------
   COMMON STOCKS -- (94.0%)
   AUSTRALIA -- (6.3%)
       BlueScope Steel, Ltd........  6,590,807 $   57,583,469            0.4%
       Downer EDI, Ltd............. 14,879,724     65,386,575            0.5%
       Other Securities............               834,905,657            5.7%
                                               --------------            ----
   TOTAL AUSTRALIA.................               957,875,701            6.6%
                                               --------------            ----

   AUSTRIA -- (1.2%)
   *   Raiffeisen Bank
        International AG...........  2,178,103     49,652,504            0.4%
       Wienerberger AG.............  2,688,169     62,936,242            0.4%
       Other Securities............                71,106,294            0.5%
                                               --------------            ----
   TOTAL AUSTRIA...................               183,695,040            1.3%
                                               --------------            ----

   BELGIUM -- (1.3%)
       Other Securities............               203,374,130            1.4%
                                               --------------            ----

   CANADA -- (7.8%)
   #   Canadian Western Bank.......  2,271,634     44,648,870            0.3%
       Laurentian Bank of Canada...  1,182,799     48,384,672            0.3%
   #*  Precision Drilling Corp..... 11,731,771     46,667,533            0.3%
       Other Securities............             1,042,976,502            7.2%
                                               --------------            ----
   TOTAL CANADA....................             1,182,677,577            8.1%
                                               --------------            ----

   CHINA -- (0.1%)
       Other Securities............                 6,776,512            0.0%
                                               --------------            ----

   DENMARK -- (2.0%)
       Jyske Bank A.S..............  1,229,946     65,772,509            0.4%
       Sydbank A.S.................  1,536,298     55,882,180            0.4%
       TDC A.S.....................  9,555,576     51,260,563            0.4%
       Other Securities............               125,819,135            0.8%
                                               --------------            ----
   TOTAL DENMARK...................               298,734,387            2.0%
                                               --------------            ----

   FINLAND -- (2.2%)
   #   Cargotec Oyj Class B........  1,045,879     62,318,208            0.4%
   #   Kesko Oyj Class B...........  1,476,131     69,134,262            0.5%
       Other Securities............               205,197,138            1.4%
                                               --------------            ----
   TOTAL FINLAND...................               336,649,608            2.3%
                                               --------------            ----

   FRANCE -- (4.6%)
       Arkema SA...................    888,342     94,060,305            0.7%
   #   Lagardere SCA...............  1,403,866     42,972,857            0.3%
   #*  Nexans SA...................    749,010     41,638,847            0.3%
       Rexel SA....................  4,203,935     75,075,272            0.5%
       Other Securities............               450,920,786            3.0%
                                               --------------            ----
   TOTAL FRANCE....................               704,668,067            4.8%
                                               --------------            ----

   GERMANY -- (7.1%)
       Aareal Bank AG..............  1,773,002     71,311,591            0.5%
   #   Aurubis AG..................  1,167,679     81,603,780            0.6%
       Lanxess AG..................  1,446,504    104,446,868            0.7%
       Osram Licht AG..............  1,096,994     73,486,982            0.5%
       Rheinmetall AG..............  1,061,111     97,399,009            0.7%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                            PERCENTAGE
                                  SHARES      VALUE++     OF NET ASSETS**
                                  ------      -------     ---------------
       GERMANY -- (Continued)
           Salzgitter AG.......  1,332,610 $   45,614,637            0.3%
           Other Securities....               608,039,198            4.1%
                                           --------------           -----
       TOTAL GERMANY...........             1,081,902,065            7.4%
                                           --------------           -----

       GREECE -- (0.0%)
           Other Securities....                     1,871            0.0%
                                           --------------           -----

       HONG KONG -- (3.3%)
           Other Securities....               506,553,651            3.5%
                                           --------------           -----

       IRELAND -- (0.3%)
           Other Securities....                51,341,307            0.4%
                                           --------------           -----

       ISRAEL -- (0.7%)
           Other Securities....               108,500,576            0.7%
                                           --------------           -----

       ITALY -- (3.8%)
           Banco BPM SpA....... 29,050,631     84,842,452            0.6%
       #   BPER Banca.......... 15,129,358     82,767,610            0.6%
           Unipol Gruppo
            Finanziario SpA.... 12,433,370     55,450,099            0.4%
           Other Securities....               355,912,690            2.4%
                                           --------------           -----
       TOTAL ITALY.............               578,972,851            4.0%
                                           --------------           -----

       JAPAN -- (24.2%)
           Other Securities....             3,685,782,669           25.3%
                                           --------------           -----

       NETHERLANDS -- (2.0%)
       #   APERAM SA...........  1,295,977     65,155,416            0.5%
       #   ASM International NV    776,380     46,730,691            0.3%
           SBM Offshore NV.....  4,524,261     74,533,617            0.5%
           Other Securities....               114,285,010            0.8%
                                           --------------           -----
       TOTAL NETHERLANDS.......               300,704,734            2.1%
                                           --------------           -----

       NEW ZEALAND -- (0.5%)
           Other Securities....                66,985,410            0.5%
                                           --------------           -----

       NORWAY -- (0.8%)
           Other Securities....               121,388,062            0.8%
                                           --------------           -----

       PORTUGAL -- (0.3%)
           Other Securities....                41,670,802            0.3%
                                           --------------           -----

       SINGAPORE -- (1.2%)
           Other Securities....               183,003,415            1.3%
                                           --------------           -----

       SPAIN -- (2.3%)
           Acciona SA..........    768,947     63,438,580            0.4%
           Acerinox SA.........  3,037,459     42,312,970            0.3%
           Other Securities....               247,649,639            1.7%
                                           --------------           -----
       TOTAL SPAIN.............               353,401,189            2.4%
                                           --------------           -----

       SWEDEN -- (2.9%)
           Holmen AB Class B...  1,053,254     44,382,026            0.3%
           Other Securities....               395,495,327            2.7%
                                           --------------           -----
       TOTAL SWEDEN............               439,877,353            3.0%
                                           --------------           -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                     PERCENTAGE
                                          SHARES       VALUE++     OF NET ASSETS**
                                          ------       -------     ---------------
SWITZERLAND -- (4.6%)
       Baloise Holding AG..............    474,208 $    69,535,733            0.5%
       Helvetia Holding AG.............    147,590      81,956,028            0.6%
       Other Securities................                542,432,464            3.7%
                                                   ---------------          ------
TOTAL SWITZERLAND......................                693,924,225            4.8%
                                                   ---------------          ------

UNITED KINGDOM -- (14.5%)
       Beazley P.L.C................... 12,913,461      73,569,423            0.5%
       Bellway P.L.C...................  3,429,370     126,391,048            0.9%
       Bodycote P.L.C..................  4,881,426      52,710,640            0.4%
       Bovis Homes Group P.L.C.........  4,734,227      56,450,703            0.4%
       Centamin P.L.C.................. 26,072,202      59,735,303            0.4%
       Close Brothers Group P.L.C......  2,360,623      51,719,784            0.4%
       Greene King P.L.C...............  7,264,634      70,696,049            0.5%
       Hiscox, Ltd.....................  7,763,844     113,855,269            0.8%
       Inchcape P.L.C..................  5,770,186      63,832,659            0.4%
       John Wood Group P.L.C...........  8,475,299      83,312,803            0.6%
       Lancashire Holdings, Ltd........  4,725,259      41,735,989            0.3%
       Man Group P.L.C................. 35,299,953      70,251,105            0.5%
       Meggitt P.L.C...................  8,482,346      50,797,078            0.4%
       Melrose Industries P.L.C........ 37,248,042     114,023,591            0.8%
       Phoenix Group Holdings..........  5,339,666      51,067,997            0.4%
       Redrow P.L.C....................  6,600,671      49,309,111            0.3%
       Vesuvius P.L.C..................  6,876,493      47,276,853            0.3%
       Other Securities................              1,034,182,777            6.9%
                                                   ---------------          ------
TOTAL UNITED KINGDOM...................              2,210,918,182           15.2%
                                                   ---------------          ------

UNITED STATES -- (0.0%)
       Other Securities................                    319,270            0.0%
                                                   ---------------          ------
TOTAL COMMON STOCKS....................             14,299,698,654           98.2%
                                                   ---------------          ------

PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
       Other Securities................                 14,728,561            0.1%
                                                   ---------------          ------
TOTAL PREFERRED STOCKS.................                 14,728,561            0.1%
                                                   ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
ITALY -- (0.0%)
       Other Securities................                    271,902            0.0%
                                                   ---------------          ------
TOTAL RIGHTS/WARRANTS..................                    271,902            0.0%
                                                   ---------------          ------
TOTAL INVESTMENT SECURITIES............             14,314,699,117
                                                   ---------------

                                                       VALUE+
                                                       ------

SECURITIES LENDING COLLATERAL -- (5.9%)
(S)@   DFA Short Term Investment Fund.. 77,331,698     894,959,738            6.1%
                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,870,695,163).............              $15,209,658,855          104.4%
                                                   ===============          ======

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------------------
                                       LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                    -------------- --------------- ------- ---------------
Common Stocks
 Australia.........................             -- $   957,875,701   --    $   957,875,701
 Austria...........................             --     183,695,040   --        183,695,040
 Belgium...........................             --     203,374,130   --        203,374,130
 Canada............................ $1,182,500,164         177,413   --      1,182,677,577
 China.............................             --       6,776,512   --          6,776,512
 Denmark...........................             --     298,734,387   --        298,734,387
 Finland...........................             --     336,649,608   --        336,649,608
 France............................             --     704,668,067   --        704,668,067
 Germany...........................             --   1,081,902,065   --      1,081,902,065
 Greece............................             --           1,871   --              1,871
 Hong Kong.........................        342,699     506,210,952   --        506,553,651
 Ireland...........................             --      51,341,307   --         51,341,307
 Israel............................             --     108,500,576   --        108,500,576
 Italy.............................             --     578,972,851   --        578,972,851
 Japan.............................             --   3,685,782,669   --      3,685,782,669
 Netherlands.......................             --     300,704,734   --        300,704,734
 New Zealand.......................             --      66,985,410   --         66,985,410
 Norway............................             --     121,388,062   --        121,388,062
 Portugal..........................             --      41,670,802   --         41,670,802
 Singapore.........................             --     183,003,415   --        183,003,415
 Spain.............................             --     353,401,189   --        353,401,189
 Sweden............................             --     439,877,353   --        439,877,353
 Switzerland.......................             --     693,924,225   --        693,924,225
 United Kingdom....................             --   2,210,918,182   --      2,210,918,182
 United States.....................             --         319,270   --            319,270
Preferred Stocks
 Germany...........................             --      14,728,561   --         14,728,561
Rights/Warrants
 Italy.............................             --         271,902   --            271,902
Securities Lending Collateral......             --     894,959,738   --        894,959,738
Futures Contracts**................      1,238,713              --   --          1,238,713
                                    -------------- ---------------   --    ---------------
TOTAL.............................. $1,184,081,576 $14,026,815,992   --    $15,210,897,568
                                    ============== ===============   ==    ===============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                 PERCENTAGE
                                          SHARES    VALUE++    OF NET ASSETS**
                                          ------    -------    ---------------
  COMMON STOCKS -- (90.8%)
  AUSTRALIA -- (5.7%)
  #   Australia & New Zealand Banking
       Group, Ltd........................ 214,260 $  5,244,866            0.3%
      BHP Billiton, Ltd.................. 314,531    5,599,889            0.3%
      Fortescue Metals Group, Ltd........ 868,376    3,441,939            0.2%
      Macquarie Group, Ltd...............  56,822    3,947,248            0.2%
      Woodside Petroleum, Ltd............ 175,531    4,225,289            0.2%
      Other Securities...................          113,800,338            5.0%
                                                  ------------            ----
  TOTAL AUSTRALIA........................          136,259,569            6.2%
                                                  ------------            ----

  AUSTRIA -- (0.7%)
      Other Securities...................           16,311,588            0.8%
                                                  ------------            ----

  BELGIUM -- (1.5%)
      Ageas..............................  83,970    3,438,213            0.2%
      Other Securities...................           33,305,115            1.5%
                                                  ------------            ----
  TOTAL BELGIUM..........................           36,743,328            1.7%
                                                  ------------            ----

  CANADA -- (7.8%)
      Suncor Energy, Inc................. 133,753    4,191,742            0.2%
      Other Securities...................          183,102,221            8.3%
                                                  ------------            ----
  TOTAL CANADA...........................          187,293,963            8.5%
                                                  ------------            ----

  CHINA -- (0.0%)
      Other Securities...................              522,183            0.0%
                                                  ------------            ----

  DENMARK -- (1.9%)
      Other Securities...................           44,458,076            2.0%
                                                  ------------            ----

  FINLAND -- (2.0%)
  #   Stora Enso Oyj Class R............. 285,475    3,387,986            0.2%
      UPM-Kymmene Oyj.................... 258,374    6,807,295            0.3%
      Other Securities...................           36,733,168            1.6%
                                                  ------------            ----
  TOTAL FINLAND..........................           46,928,449            2.1%
                                                  ------------            ----

  FRANCE -- (6.1%)
      BNP Paribas SA.....................  73,561    5,191,728            0.2%
      Cie de Saint-Gobain................  98,275    5,302,607            0.3%
      Orange SA.......................... 225,492    3,490,016            0.2%
      Rexel SA........................... 238,651    4,261,909            0.2%
      STMicroelectronics NV.............. 210,594    3,380,805            0.2%
      Total SA........................... 240,139   12,327,102            0.6%
      Other Securities...................          111,238,269            4.9%
                                                  ------------            ----
  TOTAL FRANCE...........................          145,192,436            6.6%
                                                  ------------            ----

  GERMANY -- (5.7%)
      Allianz SE.........................  25,753    4,902,794            0.2%
      BASF SE............................  38,075    3,709,226            0.2%
      Daimler AG.........................  89,896    6,698,536            0.3%
      E.ON SE............................ 588,434    4,587,070            0.2%
  #   K+S AG............................. 146,988    3,506,883            0.2%
  *   RWE AG............................. 247,438    4,098,373            0.2%
      Other Securities...................          107,984,270            4.9%
                                                  ------------            ----
  TOTAL GERMANY..........................          135,487,152            6.2%
                                                  ------------            ----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                          ------     -------    ---------------
 HONG KONG -- (3.0%)
     Other Securities...................           $ 70,849,364            3.2%
                                                   ------------           -----

 IRELAND -- (0.5%)
     Other Securities...................             12,458,769            0.6%
                                                   ------------           -----

 ISRAEL -- (0.8%)
     Other Securities...................             18,149,414            0.8%
                                                   ------------           -----

 ITALY -- (2.9%)
     Assicurazioni Generali SpA.........   303,243    4,803,373            0.2%
 *   Fiat Chrysler Automobiles NV.......   452,754    5,142,606            0.3%
 *   UniCredit SpA......................   251,448    4,094,194            0.2%
     Other Securities...................             54,370,614            2.4%
                                                   ------------           -----
 TOTAL ITALY............................             68,410,787            3.1%
                                                   ------------           -----

 JAPAN -- (22.3%)
     Mitsubishi Chemical Holdings Corp..   464,080    3,632,440            0.2%
     Mitsubishi UFJ Financial Group,
      Inc...............................   817,300    5,178,897            0.3%
     Toyota Motor Corp..................    73,263    3,965,049            0.2%
     Toyota Motor Corp. Sponsored ADR...    36,827    3,982,472            0.2%
     Other Securities...................            516,578,762           23.4%
                                                   ------------           -----
 TOTAL JAPAN............................            533,337,620           24.3%
                                                   ------------           -----

 NETHERLANDS -- (2.6%)
     Koninklijke Ahold Delhaize NV......   219,005    4,536,743            0.2%
     Koninklijke DSM NV.................    62,767    4,491,494            0.2%
     Other Securities...................             52,475,044            2.4%
                                                   ------------           -----
 TOTAL NETHERLANDS......................             61,503,281            2.8%
                                                   ------------           -----

 NEW ZEALAND -- (0.5%)
     Other Securities...................             10,927,198            0.5%
                                                   ------------           -----

 NORWAY -- (0.9%)
     Other Securities...................             20,742,959            1.0%
                                                   ------------           -----

 PORTUGAL -- (0.2%)
     Other Securities...................              6,127,004            0.3%
                                                   ------------           -----

 SINGAPORE -- (1.1%)
     Other Securities...................             27,194,279            1.2%
                                                   ------------           -----

 SPAIN -- (2.1%)
     Banco de Sabadell SA............... 1,761,979    3,388,995            0.2%
 #   Banco Santander SA.................   862,819    5,622,922            0.3%
     Other Securities...................             40,529,089            1.8%
                                                   ------------           -----
 TOTAL SPAIN............................             49,541,006            2.3%
                                                   ------------           -----

 SWEDEN -- (2.6%)
 #   Boliden AB.........................   124,690    3,562,181            0.2%
     Other Securities...................             58,854,182            2.7%
                                                   ------------           -----
 TOTAL SWEDEN...........................             62,416,363            2.9%
                                                   ------------           -----

 SWITZERLAND -- (5.8%)
     Baloise Holding AG.................    26,119    3,829,973            0.2%
     Clariant AG........................   182,599    3,697,944            0.2%
     Flughafen Zuerich AG...............    16,575    3,652,757            0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                      PERCENTAGE
                                            SHARES      VALUE++     OF NET ASSETS**
                                            ------      -------     ---------------
SWITZERLAND -- (Continued)
      Nestle SA..........................    110,012 $    8,473,175            0.4%
      Novartis AG........................     52,784      4,063,580            0.2%
      Novartis AG Sponsored ADR..........     73,269      5,643,911            0.3%
      Swiss Life Holding AG..............     10,397      3,383,578            0.2%
      Other Securities...................               106,337,164            4.6%
                                                     --------------          ------
TOTAL SWITZERLAND........................               139,082,082            6.3%
                                                     --------------          ------

UNITED KINGDOM -- (14.1%)
      BP P.L.C. Sponsored ADR............    269,445      9,247,358            0.4%
#     HSBC Holdings P.L.C. Sponsored ADR.    231,447      9,528,673            0.4%
      Melrose Industries P.L.C...........  1,702,272      5,210,991            0.2%
      Royal Dutch Shell P.L.C. Sponsored
       ADR, Class A......................    152,592      7,963,766            0.4%
#     Royal Dutch Shell P.L.C. Sponsored
       ADR, Class B......................    100,626      5,445,879            0.3%
*     Standard Chartered P.L.C...........    355,770      3,324,811            0.2%
#*    Tullow Oil P.L.C...................  1,270,443      3,446,726            0.2%
      Vodafone Group P.L.C. Sponsored ADR    142,624      3,735,327            0.2%
      WM Morrison Supermarkets P.L.C.....  1,327,157      4,122,680            0.2%
      Other Securities...................               285,838,180           12.9%
                                                     --------------          ------
TOTAL UNITED KINGDOM.....................               337,864,391           15.4%
                                                     --------------          ------

UNITED STATES -- (0.0%)
      Other Securities...................                   167,439            0.0%
                                                     --------------          ------
TOTAL COMMON STOCKS......................             2,167,968,700           98.8%
                                                     --------------          ------

PREFERRED STOCKS -- (0.4%)
GERMANY -- (0.4%)
      Volkswagen AG......................     25,998      4,127,097            0.2%
      Other Securities...................                 5,363,848            0.3%
                                                     --------------          ------
TOTAL GERMANY............................                 9,490,945            0.5%
                                                     --------------          ------

UNITED KINGDOM -- (0.0%)
      Other Securities...................                     1,747            0.0%
                                                     --------------          ------
TOTAL PREFERRED STOCKS...................                 9,492,692            0.5%
                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
ITALY -- (0.0%)
      Other Securities...................                     6,134            0.0%
                                                     --------------          ------

UNITED KINGDOM -- (0.0%)
      Other Securities...................                   186,160            0.0%
                                                     --------------          ------
TOTAL RIGHTS/WARRANTS....................                   192,294            0.0%
                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............             2,177,653,686
                                                     --------------

                                                        VALUE+
                                                        ------
SECURITIES LENDING COLLATERAL -- (8.8%)
(S)@  DFA Short Term Investment Fund..... 18,077,958    209,216,208            9.5%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,081,306,051)..................             $2,386,869,894          108.8%
                                                     ==============          ======

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                      LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                    ------------ -------------- ------- --------------
Common Stocks
 Australia......................... $  2,960,204 $  133,299,365   --    $  136,259,569
 Austria...........................           --     16,311,588   --        16,311,588
 Belgium...........................      727,907     36,015,421   --        36,743,328
 Canada............................  187,273,032         20,931   --       187,293,963
 China.............................           --        522,183   --           522,183
 Denmark...........................           --     44,458,076   --        44,458,076
 Finland...........................           --     46,928,449   --        46,928,449
 France............................      629,772    144,562,664   --       145,192,436
 Germany...........................    4,555,380    130,931,772   --       135,487,152
 Hong Kong.........................      288,280     70,561,084   --        70,849,364
 Ireland...........................    2,502,593      9,956,176   --        12,458,769
 Israel............................    1,852,867     16,296,547   --        18,149,414
 Italy.............................      531,410     67,879,377   --        68,410,787
 Japan.............................    8,233,934    525,103,686   --       533,337,620
 Netherlands.......................    7,138,089     54,365,192   --        61,503,281
 New Zealand.......................        7,022     10,920,176   --        10,927,198
 Norway............................      344,745     20,398,214   --        20,742,959
 Portugal..........................           --      6,127,004   --         6,127,004
 Singapore.........................           --     27,194,279   --        27,194,279
 Spain.............................    2,931,430     46,609,576   --        49,541,006
 Sweden............................      176,450     62,239,913   --        62,416,363
 Switzerland.......................   11,613,566    127,468,516   --       139,082,082
 United Kingdom....................   54,251,673    283,612,718   --       337,864,391
 United States.....................           --        167,439   --           167,439
Preferred Stocks
 Germany...........................           --      9,490,945   --         9,490,945
 United Kingdom....................           --          1,747   --             1,747
Rights/Warrants
 Italy.............................           --          6,134   --             6,134
 United Kingdom....................           --        186,160   --           186,160
Securities Lending Collateral......           --    209,216,208   --       209,216,208
                                    ------------ --------------   --    --------------
TOTAL.............................. $286,018,354 $2,100,851,540   --    $2,386,869,894
                                    ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                               SHARES      VALUE+
                                                              --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company...........................           $138,704,884
Investment in Dimensional Emerging Markets Value Fund........             54,217,877
Investment in DFA International Small Cap Value Portfolio of
  DFA Investment Dimensions Group Inc........................ 1,130,528   23,752,386
                                                                        ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $196,173,983).....................................           $216,675,147
                                                                        ============

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------
                                      LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $216,675,147   --      --    $216,675,147
                                    ------------   --      --    ------------
   TOTAL........................... $216,675,147   --      --    $216,675,147
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                      PERCENTAGE
                                                SHARES    VALUE++   OF NET ASSETS**
                                                ------    -------   ---------------
COMMON STOCKS -- (96.7%)
AUSTRALIA -- (4.1%)
    BlueScope Steel, Ltd.......................  88,385 $   772,214            0.2%
    Boral, Ltd................................. 149,841     690,699            0.2%
    Challenger, Ltd............................  73,657     727,502            0.2%
    Other Securities...........................          13,655,620            3.6%
                                                        -----------            ----
TOTAL AUSTRALIA................................          15,846,035            4.2%
                                                        -----------            ----

AUSTRIA -- (0.7%)
    Other Securities...........................           2,779,083            0.7%
                                                        -----------            ----

BELGIUM -- (1.0%)
    Ageas......................................  30,934   1,266,618            0.3%
    Other Securities...........................           2,587,690            0.7%
                                                        -----------            ----
TOTAL BELGIUM..................................           3,854,308            1.0%
                                                        -----------            ----

BRAZIL -- (1.5%)
    Kroton Educacional SA...................... 178,300     839,806            0.2%
    Other Securities...........................           4,853,270            1.3%
                                                        -----------            ----
TOTAL BRAZIL...................................           5,693,076            1.5%
                                                        -----------            ----

CANADA -- (6.1%)
    First Quantum Minerals, Ltd................ 103,517     986,598            0.3%
*   Kinross Gold Corp.......................... 202,343     704,098            0.2%
    Other Securities...........................          21,882,732            5.7%
                                                        -----------            ----
TOTAL CANADA...................................          23,573,428            6.2%
                                                        -----------            ----

CHILE -- (0.3%)
    Other Securities...........................           1,111,241            0.3%
                                                        -----------            ----

CHINA -- (7.3%)
*   China Taiping Insurance Holdings Co., Ltd.. 278,000     692,155            0.2%
    Other Securities...........................          27,286,108            7.2%
                                                        -----------            ----
TOTAL CHINA....................................          27,978,263            7.4%
                                                        -----------            ----

COLOMBIA -- (0.1%)
    Other Securities...........................             269,524            0.1%
                                                        -----------            ----

DENMARK -- (1.4%)
    Other Securities...........................           5,235,205            1.4%
                                                        -----------            ----

FINLAND -- (1.4%)
    Neste Oyj..................................  17,647     719,101            0.2%
    Stora Enso Oyj Class R.....................  74,460     883,683            0.2%
    Other Securities...........................           3,877,965            1.1%
                                                        -----------            ----
TOTAL FINLAND..................................           5,480,749            1.5%
                                                        -----------            ----

FRANCE -- (3.8%)
    Arkema SA..................................   9,229     977,194            0.3%
    Rexel SA...................................  50,303     898,328            0.3%
    SCOR SE....................................  26,197   1,036,274            0.3%
    SES SA.....................................  32,900     719,082            0.2%
    STMicroelectronics NV......................  87,664   1,407,328            0.4%
    Other Securities...........................           9,776,416            2.4%
                                                        -----------            ----
TOTAL FRANCE...................................          14,814,622            3.9%
                                                        -----------            ----

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                          SHARES     VALUE++   OF NET ASSETS**
                                          ------     -------   ---------------
 GERMANY -- (4.8%)
     Deutsche Lufthansa AG..............    40,731 $   702,700            0.2%
     Lanxess AG.........................    11,884     858,101            0.2%
     Osram Licht AG.....................    10,639     712,700            0.2%
     Rheinmetall AG.....................     8,438     774,521            0.2%
 *   RWE AG.............................    66,040   1,093,836            0.3%
     Other Securities...................            14,391,820            3.8%
                                                   -----------           -----
 TOTAL GERMANY..........................            18,533,678            4.9%
                                                   -----------           -----

 HONG KONG -- (2.1%)
     Other Securities...................             8,030,148            2.1%
                                                   -----------           -----

 INDIA -- (4.6%)
     Other Securities...................            17,816,902            4.7%
                                                   -----------           -----

 INDONESIA -- (0.9%)
     Other Securities...................             3,460,196            0.9%
                                                   -----------           -----

 IRELAND -- (0.6%)
 *   Bank of Ireland.................... 6,312,004   1,588,966            0.4%
     Other Securities...................               842,369            0.2%
                                                   -----------           -----
 TOTAL IRELAND..........................             2,431,335            0.6%
                                                   -----------           -----

 ISRAEL -- (0.5%)
     Other Securities...................             2,122,466            0.6%
                                                   -----------           -----

 ITALY -- (2.6%)
     Banco BPM SpA......................   257,482     751,978            0.2%
 *   Fiat Chrysler Automobiles NV.......    99,560   1,130,852            0.3%
     Other Securities...................             8,199,518            2.2%
                                                   -----------           -----
 TOTAL ITALY............................            10,082,348            2.7%
                                                   -----------           -----

 JAPAN -- (16.7%)
     Other Securities...................            64,299,721           17.0%
                                                   -----------           -----

 MALAYSIA -- (0.9%)
     Other Securities...................             3,635,443            1.0%
                                                   -----------           -----

 MEXICO -- (0.8%)
     Other Securities...................             3,230,238            0.9%
                                                   -----------           -----

 NETHERLANDS -- (1.3%)
     APERAM SA..........................    14,890     748,597            0.2%
     ASM International NV...............    11,881     715,123            0.2%
     Boskalis Westminster...............    18,710     688,206            0.2%
     SBM Offshore NV....................    44,899     739,675            0.2%
     Other Securities...................             2,185,025            0.5%
                                                   -----------           -----
 TOTAL NETHERLANDS......................             5,076,626            1.3%
                                                   -----------           -----

 NEW ZEALAND -- (0.4%)
     Other Securities...................             1,441,715            0.4%
                                                   -----------           -----

 NORWAY -- (0.9%)
     Subsea 7 SA........................    45,313     746,742            0.2%
     Other Securities...................             2,835,348            0.7%
                                                   -----------           -----
 TOTAL NORWAY...........................             3,582,090            0.9%
                                                   -----------           -----

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              PERCENTAGE
                                        SHARES    VALUE++   OF NET ASSETS**
                                        ------    -------   ---------------
    PHILIPPINES -- (0.4%)
        Other Securities...............         $ 1,469,874            0.4%
                                                -----------            ----

    POLAND -- (0.4%)
        Other Securities...............           1,608,243            0.4%
                                                -----------            ----

    PORTUGAL -- (0.2%)
        Other Securities...............             675,781            0.2%
                                                -----------            ----

    SINGAPORE -- (0.8%)
        Other Securities...............           2,989,116            0.8%
                                                -----------            ----

    SOUTH AFRICA -- (1.9%)
        Other Securities...............           7,413,740            2.0%
                                                -----------            ----

    SOUTH KOREA -- (4.5%)
        Other Securities...............          17,357,060            4.6%
                                                -----------            ----

    SPAIN -- (1.6%)
        Banco de Sabadell SA........... 912,089   1,754,314            0.5%
        Other Securities...............           4,293,849            1.1%
                                                -----------            ----
    TOTAL SPAIN........................           6,048,163            1.6%
                                                -----------            ----

    SWEDEN -- (1.9%)
        Other Securities...............           7,145,341            1.9%
                                                -----------            ----

    SWITZERLAND -- (3.1%)
        Baloise Holding AG.............   6,236     914,419            0.3%
    *   Dufry AG.......................   4,813     788,643            0.2%
        Swiss Life Holding AG..........   4,696   1,528,256            0.4%
        Other Securities...............           8,862,680            2.3%
                                                -----------            ----
    TOTAL SWITZERLAND..................          12,093,998            3.2%
                                                -----------            ----

    TAIWAN -- (4.8%)
        Other Securities...............          18,325,905            4.8%
                                                -----------            ----

    THAILAND -- (0.9%)
        Other Securities...............           3,361,020            0.9%
                                                -----------            ----

    TURKEY -- (0.4%)
        Other Securities...............           1,523,393            0.4%
                                                -----------            ----

    UNITED KINGDOM -- (11.0%)
        Barratt Developments P.L.C..... 150,791   1,131,475            0.3%
        Bellway P.L.C..................  25,648     945,269            0.3%
        Berkeley Group Holdings P.L.C..  16,899     712,757            0.2%
        Coca-Cola HBC AG...............  24,514     680,093            0.2%
        GKN P.L.C...................... 201,823     937,923            0.3%
        Hiscox, Ltd....................  55,044     807,210            0.2%
        Inchcape P.L.C.................  64,830     717,182            0.2%
        Investec P.L.C.................  95,225     705,472            0.2%
        J Sainsbury P.L.C.............. 246,901     880,315            0.2%
        Johnson Matthey P.L.C..........  24,288     936,877            0.3%
        Marks & Spencer Group P.L.C.... 205,740     976,472            0.3%
        Meggitt P.L.C.................. 120,877     723,880            0.2%
        Melrose Industries P.L.C....... 227,014     694,936            0.2%
        Persimmon P.L.C................  33,858   1,021,601            0.3%
        Smiths Group P.L.C.............  49,987   1,062,646            0.3%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                         SHARES    VALUE++    OF NET ASSETS**
                                         ------    -------    ---------------
  UNITED KINGDOM -- (Continued)
        Taylor Wimpey P.L.C............. 358,141 $    927,688            0.3%
        Travis Perkins P.L.C............  35,834      747,352            0.2%
        WM Morrison Supermarkets P.L.C.. 331,940    1,031,138            0.3%
        Other Securities................           26,838,100            6.7%
                                                 ------------          ------
  TOTAL UNITED KINGDOM..................           42,478,386           11.2%
                                                 ------------          ------

  UNITED STATES -- (0.0%)
        Other Securities................               27,267            0.0%
                                                 ------------          ------
  TOTAL COMMON STOCKS...................          372,895,727           98.6%
                                                 ------------          ------

  PREFERRED STOCKS -- (0.7%)
  BRAZIL -- (0.5%)
        Other Securities................            1,803,475            0.5%
                                                 ------------          ------

  CHILE -- (0.0%)
        Other Securities................               33,025            0.0%
                                                 ------------          ------

  COLOMBIA -- (0.0%)
        Other Securities................              172,267            0.1%
                                                 ------------          ------

  GERMANY -- (0.2%)
        Other Securities................              721,513            0.2%
                                                 ------------          ------

  INDIA -- (0.0%)
        Other Securities................               11,583            0.0%
                                                 ------------          ------
  TOTAL PREFERRED STOCKS................            2,741,863            0.8%
                                                 ------------          ------

  RIGHTS/WARRANTS -- (0.0%)
  ITALY -- (0.0%)
        Other Securities................                1,922            0.0%
                                                 ------------          ------

  MALAYSIA -- (0.0%)
        Other Securities................                4,178            0.0%
                                                 ------------          ------

  PHILIPPINES -- (0.0%)
        Other Securities................                  545            0.0%
                                                 ------------          ------

  TAIWAN -- (0.0%)
        Other Securities................                  204            0.0%
                                                 ------------          ------

  THAILAND -- (0.0%)
        Other Securities................                1,500            0.0%
                                                 ------------          ------

  UNITED KINGDOM -- (0.0%)
        Other Securities................               52,850            0.0%
                                                 ------------          ------
  TOTAL RIGHTS/WARRANTS.................               61,199            0.0%
                                                 ------------          ------
  TOTAL INVESTMENT SECURITIES...........          375,698,789
                                                 ------------

                                                   VALUE+
                                                   ------
  SECURITIES LENDING COLLATERAL -- (2.6%)
  (S)@  DFA Short Term Investment Fund.. 860,347    9,956,793            2.6%
                                                 ------------          ------
  TOTAL INVESTMENTS -- (100.0%)
    (Cost $336,254,471)...............           $385,655,582          102.0%
                                                 ============          ======

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------------
                                      LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                    ----------- ------------ ------- ------------
Common Stocks
 Australia.........................          -- $ 15,846,035   --    $ 15,846,035
 Austria...........................          --    2,779,083   --       2,779,083
 Belgium...........................          --    3,854,308   --       3,854,308
 Brazil............................ $ 5,693,076           --   --       5,693,076
 Canada............................  23,573,428           --   --      23,573,428
 Chile.............................     368,426      742,815   --       1,111,241
 China.............................   1,019,423   26,958,840   --      27,978,263
 Colombia..........................     269,524           --   --         269,524
 Denmark...........................          --    5,235,205   --       5,235,205
 Finland...........................          --    5,480,749   --       5,480,749
 France............................          --   14,814,622   --      14,814,622
 Germany...........................          --   18,533,678   --      18,533,678
 Hong Kong.........................          --    8,030,148   --       8,030,148
 India.............................       2,434   17,814,468   --      17,816,902
 Indonesia.........................          --    3,460,196   --       3,460,196
 Ireland...........................          --    2,431,335   --       2,431,335
 Israel............................      28,492    2,093,974   --       2,122,466
 Italy.............................          --   10,082,348   --      10,082,348
 Japan.............................          --   64,299,721   --      64,299,721
 Malaysia..........................          --    3,635,443   --       3,635,443
 Mexico............................   3,230,238           --   --       3,230,238
 Netherlands.......................          --    5,076,626   --       5,076,626
 New Zealand.......................          --    1,441,715   --       1,441,715
 Norway............................          --    3,582,090   --       3,582,090
 Philippines.......................          --    1,469,874   --       1,469,874
 Poland............................          --    1,608,243   --       1,608,243
 Portugal..........................          --      675,781   --         675,781
 Singapore.........................          --    2,989,116   --       2,989,116
 South Africa......................   1,017,196    6,396,544   --       7,413,740
 South Korea.......................      10,785   17,346,275   --      17,357,060
 Spain.............................          --    6,048,163   --       6,048,163
 Sweden............................          --    7,145,341   --       7,145,341
 Switzerland.......................          --   12,093,998   --      12,093,998
 Taiwan............................          --   18,325,905   --      18,325,905
 Thailand..........................   3,349,988       11,032   --       3,361,020
 Turkey............................          --    1,523,393   --       1,523,393
 United Kingdom....................          --   42,478,386   --      42,478,386
 United States.....................          --       27,267   --          27,267
Preferred Stocks
 Brazil............................   1,803,475           --   --       1,803,475
 Chile.............................          --       33,025   --          33,025
 Colombia..........................     172,267           --   --         172,267
 Germany...........................          --      721,513   --         721,513
 India.............................          --       11,583   --          11,583
Rights/Warrants
 Italy.............................          --        1,922   --           1,922
 Malaysia..........................          --        4,178   --           4,178
 Philippines.......................          --          545   --             545
 Taiwan............................          --          204   --             204
 Thailand..........................          --        1,500   --           1,500
 United Kingdom....................          --       52,850   --          52,850
Securities Lending Collateral......          --    9,956,793   --       9,956,793
                                    ----------- ------------   --    ------------
TOTAL.............................. $40,538,752 $345,116,830   --    $385,655,582
                                    =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                          ------     -------    ---------------
 COMMON STOCKS -- (92.1%)
 AUSTRALIA -- (4.1%)
 #   Australia & New Zealand Banking
      Group, Ltd........................   147,526 $  3,611,286            0.2%
     BHP Billiton, Ltd..................   283,621    5,049,569            0.3%
 #   Commonwealth Bank of Australia.....    52,903    3,455,302            0.2%
     National Australia Bank, Ltd.......   167,814    4,259,478            0.2%
     Westpac Banking Corp...............   198,957    5,215,609            0.3%
     Other Securities...................             73,901,075            3.2%
                                                   ------------            ----
 TOTAL AUSTRALIA........................             95,492,319            4.4%
                                                   ------------            ----

 AUSTRIA -- (0.4%)
     Other Securities...................             10,037,255            0.5%
                                                   ------------            ----

 BELGIUM -- (1.0%)
     Anheuser-Busch InBev SA/NV.........    36,562    4,123,109            0.2%
     Other Securities...................             19,342,043            0.9%
                                                   ------------            ----
 TOTAL BELGIUM..........................             23,465,152            1.1%
                                                   ------------            ----

 BRAZIL -- (1.2%)
     Other Securities...................             29,062,297            1.3%
                                                   ------------            ----

 CANADA -- (5.9%)
     Bank of Montreal...................    51,556    3,652,743            0.2%
     Bank of Nova Scotia (The)..........    84,596    4,706,075            0.2%
 #   Royal Bank of Canada...............    72,182    4,943,023            0.3%
     Other Securities...................            123,977,922            5.6%
                                                   ------------            ----
 TOTAL CANADA...........................            137,279,763            6.3%
                                                   ------------            ----

 CHILE -- (0.3%)
     Other Securities...................              6,723,237            0.3%
                                                   ------------            ----

 CHINA -- (6.0%)
     China Construction Bank Corp.
      Class H........................... 9,249,000    7,507,074            0.4%
     China Mobile, Ltd..................   317,500    3,380,302            0.2%
     Industrial & Commercial Bank of
      China, Ltd. Class H............... 6,427,000    4,189,540            0.2%
     Tencent Holdings, Ltd..............   103,100    3,230,465            0.2%
     Other Securities...................            122,014,735            5.4%
                                                   ------------            ----
 TOTAL CHINA............................            140,322,116            6.4%
                                                   ------------            ----

 COLOMBIA -- (0.1%)
     Other Securities...................              1,961,997            0.1%
                                                   ------------            ----

 CZECH REPUBLIC -- (0.0%)
     Other Securities...................                558,124            0.0%
                                                   ------------            ----

 DENMARK -- (1.2%)
     Other Securities...................             27,829,870            1.3%
                                                   ------------            ----

 EGYPT -- (0.0%)
     Other Securities...................                174,122            0.0%
                                                   ------------            ----

 FINLAND -- (1.2%)
     UPM-Kymmene Oyj....................   130,315    3,433,366            0.2%
     Other Securities...................             23,872,993            1.0%
                                                   ------------            ----
 TOTAL FINLAND..........................             27,306,359            1.2%
                                                   ------------            ----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                          SHARES    VALUE++    OF NET ASSETS**
                                          ------    -------    ---------------
  FRANCE -- (5.1%)
  #   AXA SA............................. 120,043 $  3,202,762            0.2%
      BNP Paribas SA.....................  70,988    5,010,133            0.2%
      Cie Generale des Etablissements
       Michelin..........................  28,795    3,766,416            0.2%
      Orange SA.......................... 256,370    3,967,925            0.2%
      Sanofi.............................  44,127    4,169,727            0.2%
      Total SA........................... 185,779    9,536,630            0.5%
      Other Securities...................           88,213,549            3.9%
                                                  ------------           -----
  TOTAL FRANCE...........................          117,867,142            5.4%
                                                  ------------           -----

  GERMANY -- (4.8%)
      Allianz SE.........................  23,924    4,554,594            0.2%
      BASF SE............................  66,555    6,483,717            0.3%
  #   Bayer AG...........................  27,125    3,356,259            0.2%
  #   Bayerische Motoren Werke AG........  37,367    3,570,109            0.2%
      Daimler AG......................... 102,777    7,658,354            0.4%
      Deutsche Telekom AG................ 323,930    5,681,989            0.3%
      Other Securities...................           81,585,711            3.6%
                                                  ------------           -----
  TOTAL GERMANY..........................          112,890,733            5.2%
                                                  ------------           -----

  GREECE -- (0.0%)
      Other Securities...................              488,971            0.0%
                                                  ------------           -----

  HONG KONG -- (2.2%)
      AIA Group, Ltd..................... 557,400    3,858,008            0.2%
      CK Hutchison Holdings, Ltd......... 269,200    3,361,577            0.2%
      Other Securities...................           43,036,817            1.9%
                                                  ------------           -----
  TOTAL HONG KONG........................           50,256,402            2.3%
                                                  ------------           -----

  HUNGARY -- (0.1%)
      Other Securities...................            2,103,046            0.1%
                                                  ------------           -----

  INDIA -- (2.8%)
      Other Securities...................           65,062,192            3.0%
                                                  ------------           -----

  INDONESIA -- (0.6%)
      Other Securities...................           14,052,711            0.6%
                                                  ------------           -----

  IRELAND -- (0.4%)
      Other Securities...................            9,175,801            0.4%
                                                  ------------           -----

  ISRAEL -- (0.5%)
      Other Securities...................           11,279,942            0.5%
                                                  ------------           -----

  ITALY -- (2.0%)
  #   Eni SpA............................ 205,577    3,188,707            0.2%
  *   UniCredit SpA...................... 247,229    4,025,496            0.2%
      Other Securities...................           39,950,303            1.8%
                                                  ------------           -----
  TOTAL ITALY............................           47,164,506            2.2%
                                                  ------------           -----

  JAPAN -- (16.2%)
      Mitsubishi UFJ Financial Group,
       Inc............................... 600,200    3,803,223            0.2%
      Toyota Motor Corp.................. 218,788   11,840,972            0.6%
      Other Securities...................          361,426,018           16.4%
                                                  ------------           -----
  TOTAL JAPAN............................          377,070,213           17.2%
                                                  ------------           -----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           PERCENTAGE
                                     SHARES    VALUE++   OF NET ASSETS**
                                     ------    -------   ---------------
       MALAYSIA -- (0.7%)
           Other Securities.........         $15,255,112            0.7%
                                             -----------            ----

       MEXICO -- (0.8%)
           Other Securities.........          19,506,984            0.9%
                                             -----------            ----

       NETHERLANDS -- (1.9%)
           Koninklijke Ahold
            Delhaize NV............. 155,008   3,211,024            0.2%
           Other Securities.........          40,712,278            1.8%
                                             -----------            ----
       TOTAL NETHERLANDS............          43,923,302            2.0%
                                             -----------            ----

       NEW ZEALAND -- (0.3%)
           Other Securities.........           7,265,190            0.3%
                                             -----------            ----

       NORWAY -- (0.6%)
           Other Securities.........          14,294,075            0.7%
                                             -----------            ----

       PERU -- (0.0%)
           Other Securities.........             351,590            0.0%
                                             -----------            ----

       PHILIPPINES -- (0.3%)
           Other Securities.........           7,355,760            0.3%
                                             -----------            ----

       POLAND -- (0.4%)
           Other Securities.........           8,785,367            0.4%
                                             -----------            ----

       PORTUGAL -- (0.2%)
           Other Securities.........           4,442,875            0.2%
                                             -----------            ----

       RUSSIA -- (0.3%)
           Other Securities.........           6,306,601            0.3%
                                             -----------            ----

       SINGAPORE -- (0.8%)
           Other Securities.........          19,031,049            0.9%
                                             -----------            ----

       SOUTH AFRICA -- (1.7%)
           Other Securities.........          40,251,482            1.8%
                                             -----------            ----

       SOUTH KOREA -- (3.8%)
           Samsung Electronics Co.,
            Ltd.....................   7,245  14,203,296            0.7%
           Other Securities.........          74,314,488            3.3%
                                             -----------            ----
       TOTAL SOUTH KOREA............          88,517,784            4.0%
                                             -----------            ----

       SPAIN -- (1.8%)
           Banco Bilbao Vizcaya
            Argentaria SA........... 426,873   3,419,942            0.2%
       #   Banco Santander SA....... 820,758   5,348,816            0.3%
           Iberdrola SA............. 444,682   3,196,715            0.2%
           Other Securities.........          31,050,232            1.3%
                                             -----------            ----
       TOTAL SPAIN..................          43,015,705            2.0%
                                             -----------            ----

       SWEDEN -- (2.0%)
           Other Securities.........          47,537,873            2.2%
                                             -----------            ----

       SWITZERLAND -- (4.3%)
           ABB, Ltd................. 127,841   3,132,648            0.2%
           Nestle SA................ 200,030  15,406,403            0.7%
           Novartis AG..............  56,381   4,340,495            0.2%
           Roche Holding AG.........  13,790   3,608,351            0.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                             SHARES      VALUE++     OF NET ASSETS**
                                                             ------      -------     ---------------
SWITZERLAND -- (Continued)
*   Syngenta AG............................................     8,330 $    3,871,229            0.2%
    UBS Group AG...........................................   191,586      3,270,533            0.2%
    Other Securities.......................................               66,581,060            2.9%
                                                                      --------------           -----
TOTAL SWITZERLAND..........................................              100,210,719            4.6%
                                                                      --------------           -----

TAIWAN -- (3.7%)
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR...................................................   134,422      4,445,336            0.2%
    Other Securities.......................................               81,547,455            3.7%
                                                                      --------------           -----
TOTAL TAIWAN...............................................               85,992,791            3.9%
                                                                      --------------           -----

THAILAND -- (0.6%)
    Other Securities.......................................               14,286,414            0.6%
                                                                      --------------           -----

TURKEY -- (0.3%)
    Other Securities.......................................                7,350,971            0.3%
                                                                      --------------           -----

UNITED KINGDOM -- (11.5%)
    BP P.L.C. Sponsored ADR................................   285,945      9,813,632            0.5%
    HSBC Holdings P.L.C. Sponsored ADR.....................   242,758      9,994,347            0.5%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A........   124,731      6,509,711            0.3%
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B........   112,412      6,083,737            0.3%
    Vodafone Group P.L.C................................... 1,455,360      3,748,483            0.2%
    Other Securities.......................................              232,151,561           10.5%
                                                                      --------------           -----
TOTAL UNITED KINGDOM.......................................              268,301,471           12.3%
                                                                      --------------           -----

UNITED STATES -- (0.0%)
    Other Securities.......................................                  101,498            0.0%
                                                                      --------------           -----
TOTAL COMMON STOCKS........................................            2,149,708,883           98.2%
                                                                      --------------           -----

PREFERRED STOCKS -- (0.9%)
BRAZIL -- (0.6%)
    Other Securities.......................................               12,958,296            0.6%
                                                                      --------------           -----

CHILE -- (0.0%)
    Other Securities.......................................                  177,555            0.0%
                                                                      --------------           -----

COLOMBIA -- (0.0%)
    Other Securities.......................................                  321,134            0.0%
                                                                      --------------           -----

GERMANY -- (0.3%)
    Volkswagen AG..........................................    22,876      3,631,490            0.2%
    Other Securities.......................................                4,556,203            0.2%
                                                                      --------------           -----
TOTAL GERMANY..............................................                8,187,693            0.4%
                                                                      --------------           -----

INDIA -- (0.0%)
    Other Securities.......................................                   24,206            0.0%
                                                                      --------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities.......................................                    1,305            0.0%
                                                                      --------------           -----
TOTAL PREFERRED STOCKS.....................................               21,670,189            1.0%
                                                                      --------------           -----

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities.......................................                       48            0.0%
                                                                      --------------           -----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                        ------      -------     ---------------
ITALY -- (0.0%)
      Other Securities...............            $        2,275            0.0%
                                                 --------------          ------

MALAYSIA -- (0.0%)
      Other Securities...............                     6,880            0.0%
                                                 --------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities...............                     1,115            0.0%
                                                 --------------          ------

TAIWAN -- (0.0%)
      Other Securities...............                     5,434            0.0%
                                                 --------------          ------

THAILAND -- (0.0%)
      Other Securities...............                     3,253            0.0%
                                                 --------------          ------

UNITED KINGDOM -- (0.0%)
      Other Securities...............                    90,149            0.0%
                                                 --------------          ------
TOTAL RIGHTS/WARRANTS................                   109,154            0.0%
                                                 --------------          ------
TOTAL INVESTMENT SECURITIES..........             2,171,488,226
                                                 --------------

                                                    VALUE+
                                                    ------
SECURITIES LENDING COLLATERAL -- (7.0%)
(S)@  DFA Short Term Investment Fund. 14,162,737    163,905,361            7.5%
                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,152,705,143)............              $2,335,393,587          106.7%
                                                 ==============          ======

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                      LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                    ------------ -------------- ------- --------------
Common Stocks
 Australia......................... $    872,475 $   94,619,844   --    $   95,492,319
 Austria...........................           --     10,037,255   --        10,037,255
 Belgium...........................      122,412     23,342,740   --        23,465,152
 Brazil............................   29,062,297             --   --        29,062,297
 Canada............................  137,279,763             --   --       137,279,763
 Chile.............................    1,741,865      4,981,372   --         6,723,237
 China.............................   13,948,318    126,373,798   --       140,322,116
 Colombia..........................    1,961,997             --   --         1,961,997
 Czech Republic....................           --        558,124   --           558,124
 Denmark...........................      206,706     27,623,164   --        27,829,870
 Egypt.............................           --        174,122   --           174,122
 Finland...........................      118,181     27,188,178   --        27,306,359
 France............................    1,799,786    116,067,356   --       117,867,142
 Germany...........................    2,166,728    110,724,005   --       112,890,733
 Greece............................           --        488,971   --           488,971
 Hong Kong.........................       99,954     50,156,448   --        50,256,402
 Hungary...........................           --      2,103,046   --         2,103,046
 India.............................      843,023     64,219,169   --        65,062,192
 Indonesia.........................      205,094     13,847,617   --        14,052,711
 Ireland...........................    2,032,540      7,143,261   --         9,175,801
 Israel............................    1,899,238      9,380,704   --        11,279,942
 Italy.............................      160,681     47,003,825   --        47,164,506

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                      LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                    ------------ -------------- ------- --------------
 Japan............................. $  2,636,336 $  374,433,877   --    $  377,070,213
 Malaysia..........................           --     15,255,112   --        15,255,112
 Mexico............................   19,506,984             --   --        19,506,984
 Netherlands.......................    3,712,352     40,210,950   --        43,923,302
 New Zealand.......................           --      7,265,190   --         7,265,190
 Norway............................      133,792     14,160,283   --        14,294,075
 Peru..............................      351,590             --   --           351,590
 Philippines.......................       31,959      7,323,801   --         7,355,760
 Poland............................           --      8,785,367   --         8,785,367
 Portugal..........................           --      4,442,875   --         4,442,875
 Russia............................    1,431,775      4,874,826   --         6,306,601
 Singapore.........................           --     19,031,049   --        19,031,049
 South Africa......................    3,383,005     36,868,477   --        40,251,482
 South Korea.......................    1,088,358     87,429,426   --        88,517,784
 Spain.............................      812,403     42,203,302   --        43,015,705
 Sweden............................       52,491     47,485,382   --        47,537,873
 Switzerland.......................    4,790,191     95,420,528   --       100,210,719
 Taiwan............................    4,662,110     81,330,681   --        85,992,791
 Thailand..........................   14,286,414             --   --        14,286,414
 Turkey............................       21,000      7,329,971   --         7,350,971
 United Kingdom....................   61,066,567    207,234,904   --       268,301,471
 United States.....................           --        101,498   --           101,498
Preferred Stocks...................
 Brazil............................   12,958,296             --   --        12,958,296
 Chile.............................           --        177,555   --           177,555
 Colombia..........................      321,134             --   --           321,134
 Germany...........................           --      8,187,693   --         8,187,693
 India.............................           --         24,206   --            24,206
 United Kingdom....................           --          1,305   --             1,305
Rights/Warrants....................
 Brazil............................           --             48   --                48
 Italy.............................           --          2,275   --             2,275
 Malaysia..........................           --          6,880   --             6,880
 South Korea.......................           --          1,115   --             1,115
 Taiwan............................           --          5,434   --             5,434
 Thailand..........................           --          3,253   --             3,253
 United Kingdom....................           --         90,149   --            90,149
Securities Lending Collateral......           --    163,905,361   --       163,905,361
                                    ------------ --------------   --    --------------
TOTAL.............................. $325,767,815 $2,009,625,772   --    $2,335,393,587
                                    ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                          WORLD CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                       SHARES      VALUE+
                                                                     ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc............................... 11,331,620 $230,825,090
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc............................... 12,899,971  165,764,625
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc...............................  2,593,690   52,081,287
                                                                                ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $399,516,833)............................................             448,671,002
                                                                                ------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.680%
  (Cost $322,101)...................................................    322,101      322,101
                                                                                ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $399,838,934)............................................            $448,993,103
                                                                                ============

Summary of the Fund's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     -----------------------------------------
                                       LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                     ------------ ------- ------- ------------
 Affiliated Investment Companies.... $448,671,002   --      --    $448,671,002
 Temporary Cash Investments.........      322,101   --      --         322,101
                                     ------------   --      --    ------------
 TOTAL.............................. $448,993,103   --      --    $448,993,103
                                     ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)


                                                           SHARES      VALUE+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.................... 7,312,954 $142,310,078
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 9,039,605  116,158,929
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 2,923,636   58,706,601
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $270,709,066).................................           $317,175,608
                                                                    ============

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------
                                      LEVEL 1     LEVEL 2   LEVEL 3     TOTAL
                                    ------------ ---------  ------- ------------
Affiliated Investment Companies.... $317,175,608        --    --    $317,175,608
Futures Contracts**................      163,014        --    --         163,014
Forward Currency Contracts**.......           -- $(110,728)   --        (110,728)
                                    ------------ ---------    --    ------------
TOTAL.............................. $317,338,622 $(110,728)   --    $317,227,894
                                    ============ =========    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                          EMERGING MARKETS PORTFOLIO

                                                                 VALUE+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Emerging Markets Series of
       The DFA Investment Trust Company..................... $5,688,367,394
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $4,238,392,775)............................. $5,688,367,394
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                 VALUE+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Emerging Markets Small Cap Series of
       The DFA Investment Trust Company..................... $6,505,830,321
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $5,780,415,651)............................. $6,505,830,321
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO

                                                                VALUE+
                                                            ---------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in Dimensional Emerging Markets Value Fund.. $17,986,994,600
                                                            ---------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $16,897,663,786)............................ $17,986,994,600
                                                            ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                      PERCENTAGE
                                                           SHARES       VALUE++     OF NET ASSETS**
                                                           ------       -------     ---------------
COMMON STOCKS -- (92.4%)
BRAZIL -- (5.4%)
    Ambev SA ADR........................................  12,546,714 $   71,892,671            0.3%
    BM&FBovespa SA -- Bolsa de Valores Mercadorias e
     Futuros............................................  10,615,945     63,580,950            0.3%
    Ultrapar Participacoes SA...........................   2,067,950     45,879,882            0.2%
    Other Securities....................................              1,058,472,399            4.8%
                                                                     --------------           -----
TOTAL BRAZIL............................................              1,239,825,902            5.6%
                                                                     --------------           -----

CHILE -- (1.3%)
    Other Securities....................................                304,098,060            1.4%
                                                                     --------------           -----

CHINA -- (15.8%)
*   Alibaba Group Holding, Ltd. Sponsored ADR...........     928,258    107,213,799            0.5%
    Bank of China, Ltd. Class H......................... 150,583,702     72,839,236            0.3%
    China Construction Bank Corp. Class H............... 243,058,302    197,281,496            0.9%
    China Mobile, Ltd...................................   9,455,000    100,663,786            0.5%
    China Mobile, Ltd. Sponsored ADR....................   1,997,961    106,531,281            0.5%
    Industrial & Commercial Bank of China, Ltd. Class H. 172,209,725    112,257,600            0.5%
    NetEase, Inc. ADR...................................     246,761     65,487,902            0.3%
    Ping An Insurance Group Co. of China, Ltd. Class H..  15,605,500     87,738,060            0.4%
    Tencent Holdings, Ltd...............................  10,436,500    327,010,196            1.5%
    Other Securities....................................              2,473,756,059           11.0%
                                                                     --------------           -----
TOTAL CHINA.............................................              3,650,779,415           16.4%
                                                                     --------------           -----

COLOMBIA -- (0.3%)
    Other Securities....................................                 71,270,885            0.3%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.1%)
    Other Securities....................................                 31,146,057            0.1%
                                                                     --------------           -----

EGYPT -- (0.1%)
    Other Securities....................................                 16,612,512            0.1%
                                                                     --------------           -----

GREECE -- (0.2%)
    Other Securities....................................                 55,752,682            0.2%
                                                                     --------------           -----

HONG KONG -- (0.0%)
    Other Securities....................................                    795,966            0.0%
                                                                     --------------           -----

HUNGARY -- (0.4%)
    Other Securities....................................                 81,775,245            0.4%
                                                                     --------------           -----

INDIA -- (12.9%)
    HDFC Bank, Ltd......................................   2,994,559     71,794,694            0.3%
    Housing Development Finance Corp., Ltd..............   3,100,726     74,022,536            0.4%
    Infosys, Ltd........................................   3,738,427     53,536,885            0.3%
#   Infosys, Ltd. Sponsored ADR.........................   3,708,004     53,988,538            0.3%
    ITC, Ltd............................................  12,536,994     54,093,595            0.3%
    Reliance Industries, Ltd............................   3,320,225     71,905,811            0.3%
    Tata Consultancy Services, Ltd......................   1,537,993     54,349,867            0.3%
    Yes Bank, Ltd.......................................   1,919,569     48,826,342            0.2%
    Other Securities....................................              2,500,129,079           11.0%
                                                                     --------------           -----
TOTAL INDIA.............................................              2,982,647,347           13.4%
                                                                     --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           PERCENTAGE
                                                 SHARES      VALUE++     OF NET ASSETS**
                                                 ------      -------     ---------------
INDONESIA -- (2.9%)
    Bank Central Asia Tbk PT.................. 40,100,600 $   53,331,430            0.3%
    Bank Rakyat Indonesia Persero Tbk PT...... 50,598,500     48,873,101            0.2%
    Other Securities..........................               560,480,111            2.5%
                                                          --------------           -----
TOTAL INDONESIA...............................               662,684,642            3.0%
                                                          --------------           -----

MALAYSIA -- (3.3%)
    Other Securities..........................               757,378,044            3.4%
                                                          --------------           -----

MEXICO -- (3.7%)
    America Movil S.A.B. de C.V. Series L ADR.  3,134,148     48,234,537            0.2%
*   Cemex S.A.B. de C.V. Sponsored ADR........  6,399,701     59,005,244            0.3%
    Grupo Mexico S.A.B. de C.V. Series B...... 19,578,566     57,211,294            0.3%
    Grupo Televisa S.A.B. Sponsored ADR.......  1,922,391     46,714,101            0.2%
    Other Securities..........................               635,036,831            2.8%
                                                          --------------           -----
TOTAL MEXICO..................................               846,202,007            3.8%
                                                          --------------           -----

PERU -- (0.1%)
    Other Securities..........................                26,006,050            0.1%
                                                          --------------           -----

PHILIPPINES -- (1.3%)
    Other Securities..........................               310,250,223            1.4%
                                                          --------------           -----

POLAND -- (1.6%)
    Polski Koncern Naftowy Orlen SA...........  2,073,148     61,957,229            0.3%
    Other Securities..........................               317,221,777            1.4%
                                                          --------------           -----
TOTAL POLAND..................................               379,179,006            1.7%
                                                          --------------           -----

RUSSIA -- (1.3%)
    Sberbank of Russia PJSC Sponsored ADR.....  4,081,901     48,663,677            0.2%
    Other Securities..........................               250,852,025            1.1%
                                                          --------------           -----
TOTAL RUSSIA..................................               299,515,702            1.3%
                                                          --------------           -----

SOUTH AFRICA -- (6.9%)
#   AngloGold Ashanti, Ltd. Sponsored ADR.....  4,151,296     47,449,313            0.2%
    FirstRand, Ltd............................ 18,295,995     68,259,037            0.3%
    MTN Group, Ltd............................  9,901,001     93,636,938            0.4%
    Naspers, Ltd. Class N.....................    466,930     88,787,427            0.4%
#   Sanlam, Ltd...............................  9,204,888     48,882,409            0.2%
    Standard Bank Group, Ltd..................  6,505,944     72,245,795            0.3%
#   Steinhoff International Holdings NV.......  9,034,034     45,956,987            0.2%
    Other Securities..........................             1,128,929,937            5.1%
                                                          --------------           -----
TOTAL SOUTH AFRICA............................             1,594,147,843            7.1%
                                                          --------------           -----

SOUTH KOREA -- (15.5%)
    Hyundai Motor Co..........................    433,085     54,775,248            0.3%
    LG Chem, Ltd..............................    207,292     49,859,554            0.2%
#   LG Electronics, Inc.......................    834,743     50,671,915            0.3%
    NAVER Corp................................     71,470     50,230,817            0.2%
    Samsung Electronics Co., Ltd..............    426,639    836,394,674            3.8%
    SK Holdings Co., Ltd......................    247,932     52,809,989            0.3%
    SK Hynix, Inc.............................  3,141,984    148,846,344            0.7%
    Other Securities..........................             2,327,329,975           10.2%
                                                          --------------           -----
TOTAL SOUTH KOREA.............................             3,570,918,516           16.0%
                                                          --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                         PERCENTAGE
                                                              SHARES       VALUE++     OF NET ASSETS**
                                                              ------       -------     ---------------
TAIWAN -- (14.8%)
    Hon Hai Precision Industry Co., Ltd.................... 55,950,504 $   183,135,028            0.8%
    Taiwan Semiconductor Manufacturing Co., Ltd............ 41,147,652     265,068,840            1.2%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR...................................................  7,660,550     253,334,389            1.2%
    Other Securities.......................................              2,722,258,278           12.2%
                                                                       ---------------           -----
TOTAL TAIWAN...............................................              3,423,796,535           15.4%
                                                                       ---------------           -----

THAILAND -- (3.0%)
    PTT PCL................................................  5,479,380      61,621,244            0.3%
    Other Securities.......................................                632,166,413            2.8%
                                                                       ---------------           -----
TOTAL THAILAND.............................................                693,787,657            3.1%
                                                                       ---------------           -----

TURKEY -- (1.5%)
    Other Securities.......................................                342,140,540            1.5%
                                                                       ---------------           -----
TOTAL COMMON STOCKS........................................             21,340,710,836           95.7%
                                                                       ---------------           -----

PREFERRED STOCKS -- (2.9%)
BRAZIL -- (2.8%)
    Banco Bradesco SA......................................  5,283,085      55,609,669            0.3%
    Banco Bradesco SA ADR..................................  7,269,077      76,688,760            0.4%
    Itau Unibanco Holding SA............................... 10,663,754     131,900,563            0.6%
    Itau Unibanco Holding SA ADR...........................  6,510,406      80,077,994            0.4%
    Other Securities.......................................                291,597,416            1.2%
                                                                       ---------------           -----
TOTAL BRAZIL...............................................                635,874,402            2.9%
                                                                       ---------------           -----

CHILE -- (0.0%)
    Other Securities.......................................                  3,545,969            0.0%
                                                                       ---------------           -----

COLOMBIA -- (0.1%)
    Other Securities.......................................                 16,903,277            0.1%
                                                                       ---------------           -----
INDIA -- (0.0%)
    Other Securities.......................................                  1,088,369            0.0%
                                                                       ---------------           -----
TOTAL PREFERRED STOCKS.....................................                657,412,017            3.0%
                                                                       ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities.......................................                     68,771            0.0%
                                                                       ---------------           -----

MALAYSIA -- (0.0%)
    Other Securities.......................................                    374,190            0.0%
                                                                       ---------------           -----

PHILIPPINES -- (0.0%)
    Other Securities.......................................                     18,747            0.0%
                                                                       ---------------           -----

SOUTH KOREA -- (0.0%)
    Other Securities.......................................                     65,265            0.0%
                                                                       ---------------           -----

TAIWAN -- (0.0%)
    Other Securities.......................................                    224,205            0.0%
                                                                       ---------------           -----

THAILAND -- (0.0%)
    Other Securities.......................................                    108,188            0.0%
                                                                       ---------------           -----
TOTAL RIGHTS/WARRANTS......................................                    859,366            0.0%
                                                                       ---------------           -----
TOTAL INVESTMENT SECURITIES................................             21,998,982,219
                                                                       ---------------

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   PERCENTAGE
                                        SHARES       VALUE+      OF NET ASSETS**
                                        ------       ------      ---------------
SECURITIES LENDING COLLATERAL -- (4.7%)
(S)@  DFA Short Term Investment Fund. 94,695,863 $ 1,095,915,225            4.9%
                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $20,335,900,065)...........              $23,094,897,444          103.6%
                                                 ===============          ======

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               -------------- --------------- ------- ---------------
Common Stocks
  Brazil...................... $1,239,825,902              --   --    $ 1,239,825,902
  Chile.......................     99,347,676 $   204,750,384   --        304,098,060
  China.......................    546,543,403   3,104,236,012   --      3,650,779,415
  Colombia....................     71,270,885              --   --         71,270,885
  Czech Republic..............             --      31,146,057   --         31,146,057
  Egypt.......................        789,020      15,823,492   --         16,612,512
  Greece......................             --      55,752,682   --         55,752,682
  Hong Kong...................             --         795,966   --            795,966
  Hungary.....................        302,490      81,472,755   --         81,775,245
  India.......................    108,734,104   2,873,913,243   --      2,982,647,347
  Indonesia...................     29,680,010     633,004,632   --        662,684,642
  Malaysia....................          8,479     757,369,565   --        757,378,044
  Mexico......................    846,202,007              --   --        846,202,007
  Peru........................     26,006,050              --   --         26,006,050
  Philippines.................      7,086,518     303,163,705   --        310,250,223
  Poland......................             --     379,179,006   --        379,179,006
  Russia......................     35,966,192     263,549,510   --        299,515,702
  South Africa................    122,888,171   1,471,259,672   --      1,594,147,843
  South Korea.................     96,053,909   3,474,864,607   --      3,570,918,516
  Taiwan......................    280,412,577   3,143,383,958   --      3,423,796,535
  Thailand....................    693,324,691         462,966   --        693,787,657
  Turkey......................      2,550,861     339,589,679   --        342,140,540
Preferred Stocks
  Brazil......................    635,874,402              --   --        635,874,402
  Chile.......................             --       3,545,969   --          3,545,969
  Colombia....................     16,903,277              --   --         16,903,277
  India.......................         75,669       1,012,700   --          1,088,369
Rights/Warrants
  Brazil......................             --          68,771   --             68,771
  Malaysia....................             --         374,190   --            374,190
  Philippines.................             --          18,747   --             18,747
  South Korea.................             --          65,265   --             65,265
  Taiwan......................             --         224,205   --            224,205
  Thailand....................             --         108,188   --            108,188
Securities Lending Collateral.             --   1,095,915,225   --      1,095,915,225
Futures Contracts**...........      2,813,972              --   --          2,813,972
                               -------------- ---------------   --    ---------------
TOTAL......................... $4,862,660,265 $18,235,051,151   --    $23,097,711,416
                               ============== ===============   ==    ===============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                   ENHANCED U.S.
                                                                       LARGE      U.S. LARGE CAP
                                                                      COMPANY         EQUITY      U.S. LARGE CAP
                                                                     PORTFOLIO      PORTFOLIO*    VALUE PORTFOLIO
                                                                   -------------- --------------  ---------------
ASSETS:
Investments in Affiliated Investment Company at Value.............             --             --  $   21,064,989
Investments at Value (including $0, $37,058, $0 and $2,078,550
 of securities on loan, respectively)............................. $      253,972 $    1,031,534              --
Temporary Cash Investments at Value & Cost........................             --          5,108              --
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $1, $31,083, $0 and $1,703,529)...............              1         31,088              --
Segregated Cash for Futures Contracts.............................             --             --              --
Cash..............................................................          3,475             --              --
Receivables:
  Investment Securities/Affiliated Investment Company Sold........          1,507             --              --
  Dividends, Interest and Tax Reclaims............................          1,394            987              --
  Securities Lending Income.......................................             --             11              --
  Fund Shares Sold................................................            160          6,567          10,443
  Futures Margin Variation........................................             --              1              --
Prepaid Expenses and Other Assets.................................             24             36             200
                                                                   -------------- --------------  --------------
    Total Assets..................................................        260,533      1,075,332      21,075,632
                                                                   -------------- --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................................             --         31,078              --
  Investment Securities/Affiliated Investment Company
   Purchased......................................................          3,473          2,822              --
  Fund Shares Redeemed............................................             59             46          18,267
  Due to Advisor..................................................             24            126           2,557
  Futures Margin Variation........................................            605             --              --
Accrued Expenses and Other Liabilities............................             22             47             716
                                                                   -------------- --------------  --------------
    Total Liabilities.............................................          4,183         34,119          21,540
                                                                   -------------- --------------  --------------
NET ASSETS........................................................ $      256,350 $    1,041,213  $   21,054,092
                                                                   ============== ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $0 and
 $53,053 and shares outstanding of 0; 0; 0 and 2,222,293,
 respectively.....................................................            N/A            N/A             N/A
                                                                   ============== ==============  ==============
NUMBER OF SHARES AUTHORIZED.......................................            N/A            N/A             N/A
                                                                   ============== ==============  ==============
Class R2 Shares -- based on net assets of $0; $0; $0 and
 $179,693 and shares outstanding of 0; 0; 0 and 7,563,837,
 respectively.....................................................            N/A            N/A             N/A
                                                                   ============== ==============  ==============
NUMBER OF SHARES AUTHORIZED.......................................            N/A            N/A             N/A
                                                                   ============== ==============  ==============
Institutional Class Shares -- based on net assets of $256,350;
 $1,041,213; $21,054,092 and $9,418,997 and shares
 outstanding of 19,131,400; 70,560,358; 578,208,176 and
 394,442,842, respectively........................................ $        13.40 $        14.76  $        36.41
                                                                   ============== ==============  ==============
NUMBER OF SHARES AUTHORIZED.......................................  1,000,000,000  1,000,000,000   4,000,000,000
                                                                   ============== ==============  ==============
Investments in Affiliated Investment Company at Cost.............. $           -- $           --  $   14,743,777
                                                                   ============== ==============  ==============
Investments at Cost............................................... $      253,894 $      866,575  $           --
                                                                   ============== ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................... $      226,088 $      883,728  $   14,030,750
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income)...........................................            352          1,225          34,467
Accumulated Net Realized Gain (Loss)..............................         26,852         (8,705)        667,663
Net Unrealized Appreciation (Depreciation)........................          3,058        164,965       6,321,212
                                                                   -------------- --------------  --------------
NET ASSETS........................................................ $      256,350 $    1,041,213  $   21,054,092
                                                                   ============== ==============  ==============


                                                                    U.S. TARGETED
                                                                   VALUE PORTFOLIO*
                                                                   ----------------
ASSETS:
Investments in Affiliated Investment Company at Value.............              --
Investments at Value (including $0, $37,058, $0 and $2,078,550
 of securities on loan, respectively).............................  $    9,541,383
Temporary Cash Investments at Value & Cost........................         134,136
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $1, $31,083, $0 and $1,703,529)...............       1,703,831
Segregated Cash for Futures Contracts.............................           3,825
Cash..............................................................           4,889
Receivables:
  Investment Securities/Affiliated Investment Company Sold........          39,117
  Dividends, Interest and Tax Reclaims............................           2,440
  Securities Lending Income.......................................             419
  Fund Shares Sold................................................           9,120
  Futures Margin Variation........................................              --
Prepaid Expenses and Other Assets.................................             132
                                                                    --------------
    Total Assets..................................................      11,439,292
                                                                    --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................................       1,703,525
  Investment Securities/Affiliated Investment Company
   Purchased......................................................          65,851
  Fund Shares Redeemed............................................          14,670
  Due to Advisor..................................................           2,753
  Futures Margin Variation........................................             214
Accrued Expenses and Other Liabilities............................             536
                                                                    --------------
    Total Liabilities.............................................       1,787,549
                                                                    --------------
NET ASSETS........................................................  $    9,651,743
                                                                    ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $0 and
 $53,053 and shares outstanding of 0; 0; 0 and 2,222,293,
 respectively.....................................................  $        23.87
                                                                    ==============
NUMBER OF SHARES AUTHORIZED.......................................     200,000,000
                                                                    ==============
Class R2 Shares -- based on net assets of $0; $0; $0 and
 $179,693 and shares outstanding of 0; 0; 0 and 7,563,837,
 respectively.....................................................  $        23.76
                                                                    ==============
NUMBER OF SHARES AUTHORIZED.......................................     200,000,000
                                                                    ==============
Institutional Class Shares -- based on net assets of $256,350;
 $1,041,213; $21,054,092 and $9,418,997 and shares
 outstanding of 19,131,400; 70,560,358; 578,208,176 and
 394,442,842, respectively........................................  $        23.88
                                                                    ==============
NUMBER OF SHARES AUTHORIZED.......................................   1,500,000,000
                                                                    ==============
Investments in Affiliated Investment Company at Cost..............  $           --
                                                                    ==============
Investments at Cost...............................................  $    7,778,427
                                                                    ==============
NET ASSETS CONSIST OF:
Paid-In Capital...................................................  $    7,475,082
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income)...........................................           3,863
Accumulated Net Realized Gain (Loss)..............................         409,017
Net Unrealized Appreciation (Depreciation)........................       1,763,781
                                                                    --------------
NET ASSETS........................................................  $    9,651,743
                                                                    ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)


                                                                         U.S. CORE      U.S. CORE     U.S. VECTOR
                                                       U.S. SMALL CAP     EQUITY 1       EQUITY 2       EQUITY
                                                      VALUE PORTFOLIO*   PORTFOLIO*     PORTFOLIO*    PORTFOLIO*
                                                      ---------------- -------------- -------------- --------------
ASSETS:
Investments at Value (including $2,263,575,
 $2,603,976, $2,982,708 and $864,775 of securities
 on loan, respectively)..............................  $   14,152,959  $   18,177,683 $   20,036,304 $    4,394,446
Temporary Cash Investments at Value & Cost...........         126,008         140,212        229,151         45,293
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $1,900,283,
 $1,805,496, $2,055,495 and $664,267)................       1,900,659       1,805,785      2,055,867        664,389
Segregated Cash for Futures Contracts................           4,995           3,950          6,700          1,500
Cash.................................................          11,380           1,315          1,996          1,457
Receivables:
  Investment Securities Sold.........................          18,635           2,229         25,799         12,233
  Dividends and Interest.............................           3,183          14,875         15,771          2,655
  Securities Lending Income..........................             493             658            785            204
  Fund Shares Sold...................................           8,336          13,059         18,140          2,363
Prepaid Expenses and Other Assets....................             136             210            194             70
                                                       --------------  -------------- -------------- --------------
     Total Assets....................................      16,226,784      20,159,976     22,390,707      5,124,610
                                                       --------------  -------------- -------------- --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................       1,900,168       1,805,353      2,055,323        664,258
  Investment Securities Purchased....................          20,709              --         67,033         15,135
  Fund Shares Redeemed...............................           7,599           5,625          5,442          2,224
  Due to Advisor.....................................           5,796           2,535          3,276          1,082
  Futures Margin Variation...........................             280             221            375             84
Accrued Expenses and Other Liabilities...............             892             741            899            261
                                                       --------------  -------------- -------------- --------------
     Total Liabilities...............................       1,935,444       1,814,475      2,132,348        683,044
                                                       --------------  -------------- -------------- --------------
NET ASSETS...........................................  $   14,291,340  $   18,345,501 $   20,258,359 $    4,441,566
                                                       ==============  ============== ============== ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $14,291,340; $18,345,501; $20,258,359 and
 $4,441,566 and shares outstanding of
 385,837,964; 900,421,377; 1,041,156,367 and
 246,800,248, respectively...........................  $        37.04  $        20.37 $        19.46 $        18.00
                                                       ==============  ============== ============== ==============
NUMBER OF SHARES AUTHORIZED..........................   3,400,000,000   3,000,000,000  4,600,000,000  2,000,000,000
                                                       ==============  ============== ============== ==============
Investments at Cost..................................  $   10,585,596  $   12,639,097 $   13,503,005 $    2,972,639
                                                       ==============  ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital......................................  $    9,907,983  $   12,744,167 $   13,625,691 $    2,948,057
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................           3,460          19,633         21,824          3,488
Accumulated Net Realized Gain (Loss).................         810,959          42,490         75,885         67,800
Net Unrealized Appreciation (Depreciation)...........       3,568,938       5,539,211      6,534,959      1,422,221
                                                       --------------  -------------- -------------- --------------
NET ASSETS...........................................  $   14,291,340  $   18,345,501 $   20,258,359 $    4,441,566
                                                       ==============  ============== ============== ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)


                                                                                    DFA REAL ESTATE    LARGE CAP
                                                      U.S. SMALL CAP U.S. MICRO CAP   SECURITIES     INTERNATIONAL
                                                        PORTFOLIO*     PORTFOLIO*     PORTFOLIO*      PORTFOLIO*
                                                      -------------- -------------- --------------- --------------
ASSETS:
Investments at Value (including $3,797,096,
 $1,064,522, $573,650 and $405,915 of securities
 on loan, respectively).............................. $   15,544,615 $    5,798,004 $    7,784,953  $    4,071,067
Temporary Cash Investments at Value & Cost...........        211,738         54,274        102,157              --
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $3,518,240,
 $952,632, $475,841 and $342,825)....................      3,518,844        952,804        475,931         342,820
Segregated Cash for Futures Contracts................          7,313          1,985          3,955           1,487
Foreign Currencies at Value..........................             --             --             --           4,148
Cash.................................................          6,091          4,449             --          33,441
Receivables:
  Investment Securities Sold.........................          6,660          9,268             --              --
  Dividends, Interest and Tax Reclaims...............          3,922          1,781          7,185          19,240
  Securities Lending Income..........................          1,359            445             79             439
  Fund Shares Sold...................................         10,897          2,717          4,758           3,107
Prepaid Expenses and Other Assets....................            129             64             92              44
                                                      -------------- -------------- --------------  --------------
     Total Assets....................................     19,311,568      6,825,791      8,379,110       4,475,793
                                                      -------------- -------------- --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................      3,518,123        952,605        475,836         342,767
  Investment Securities Purchased....................         30,717         11,175         10,495              57
  Fund Shares Redeemed...............................         35,983          2,942          2,281           1,215
  Due to Advisor.....................................          4,442          2,357          1,047             697
  Futures Margin Variation...........................          1,345            381            221              78
Accrued Expenses and Other Liabilities...............            720            402            446             272
                                                      -------------- -------------- --------------  --------------
     Total Liabilities...............................      3,591,330        969,862        490,326         345,086
                                                      -------------- -------------- --------------  --------------
NET ASSETS........................................... $   15,720,238 $    5,855,929 $    7,888,784  $    4,130,707
                                                      ============== ============== ==============  ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $15,720,238; $5,855,929; $7,888,784 and
 $4,130,707 and shares outstanding of
 456,945,402; 277,885,714; 227,804,277 and
 192,213,663, respectively........................... $        34.40 $        21.07 $        34.63  $        21.49
                                                      ============== ============== ==============  ==============
NUMBER OF SHARES AUTHORIZED..........................  2,000,000,000  3,000,000,000  1,700,000,000   1,500,000,000
                                                      ============== ============== ==============  ==============
Investments at Cost.................................. $   11,875,058 $    3,859,648 $    5,562,309  $    3,491,512
                                                      ============== ============== ==============  ==============
Foreign Currencies at Cost........................... $           -- $           -- $           --  $        4,169
                                                      ============== ============== ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital...................................... $   11,445,983 $    3,629,207 $    5,690,819  $    3,742,861
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................          6,208          1,497         69,541          23,646
Accumulated Net Realized Gain (Loss).................        595,469        285,972        (95,021)       (215,927)
Net Unrealized Foreign Exchange Gain (Loss)..........             --             --             --              14
Net Unrealized Appreciation (Depreciation)...........      3,672,578      1,939,253      2,223,445         580,113
                                                      -------------- -------------- --------------  --------------
NET ASSETS........................................... $   15,720,238 $    5,855,929 $    7,888,784  $    4,130,707
                                                      ============== ============== ==============  ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)


                                                                    INTERNATIONAL                                ASIA PACIFIC
                                                    INTERNATIONAL       SMALL      GLOBAL SMALL JAPANESE SMALL      SMALL
                                                     CORE EQUITY       COMPANY       COMPANY       COMPANY         COMPANY
                                                     PORTFOLIO*       PORTFOLIO     PORTFOLIO     PORTFOLIO       PORTFOLIO
                                                   --------------  --------------  ------------ --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value............................................             --  $   11,971,270  $     10,345 $      538,996  $      282,928
Investments at Value (including $2,170,666, $0,
 $0, $0 and $0 of securities on loan,
 respectively).................................... $   20,697,972              --            --             --              --
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of
 $2,079,308, $0, $0, $0 and $0)...................      2,079,631              --            --             --              --
Segregated Cash for Futures Contracts.............          8,100           4,654            --             --              --
Foreign Currencies at Value.......................         10,746              --            --             --              --
Cash..............................................        325,004         123,062            22             --              --
Receivables:
 Investment Securities Sold.......................          6,308              --            --             --              --
 Dividends, Interest and Tax Reclaims.............         93,638              --            --             --              --
 Securities Lending Income........................          3,421              --            --             --              --
 Fund Shares Sold.................................         20,058           4,480           110            262              --
 From Advisor.....................................             --              --             8             --              --
Unrealized Gain on Foreign Currency Contracts.....             32              --            --             --              --
Deferred Offering Costs...........................             --              --            23             --              --
Prepaid Expenses and Other Assets.................            220              70             4             12              12
                                                   --------------  --------------  ------------ --------------  --------------
    Total Assets..................................     23,245,130      12,103,536        10,512        539,270         282,940
                                                   --------------  --------------  ------------ --------------  --------------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned.................      2,079,284              --            --             --              --
 Investment Securities Purchased..................        139,434              --            40             --              --
 Fund Shares Redeemed.............................          5,133           7,577            --             10              50
 Due to Advisor...................................          4,545           3,850            --            174              93
 Futures Margin Variation.........................            454             464            --             --              --
Unrealized Loss on Foreign Currency Contracts.....             55              --            --             --              --
Accrued Expenses and Other Liabilities............            871             417             2             15              11
                                                   --------------  --------------  ------------ --------------  --------------
    Total Liabilities.............................      2,229,776          12,308            42            199             154
                                                   --------------  --------------  ------------ --------------  --------------
NET ASSETS........................................ $   21,015,354  $   12,091,228  $     10,470 $      539,071  $      282,786
                                                   ==============  ==============  ============ ==============  ==============
NET ASSET VALUE, OFFERING
 AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets
 of $21,015,354; $12,091,228; $10,470; $539,071
 and $282,786 and shares outstanding of
 1,635,224,061; 625,644,782; 990,694; 22,348,911
 and 13,162,865, respectively..................... $        12.85  $        19.33  $      10.57 $        24.12  $        21.48
                                                   ==============  ==============  ============ ==============  ==============
NUMBER OF SHARES AUTHORIZED.......................  7,000,000,000   3,000,000,000   100,000,000  1,000,000,000   1,000,000,000
                                                   ==============  ==============  ============ ==============  ==============
Investments in Affiliated Investment Companies at
 Cost............................................. $           --  $   10,153,529  $     10,000 $      444,383  $      286,809
                                                   ==============  ==============  ============ ==============  ==============
Investments at Cost............................... $   18,280,468  $           --  $         -- $           --  $           --
                                                   ==============  ==============  ============ ==============  ==============
Foreign Currencies at Cost........................ $       10,744  $           --  $         -- $           --  $           --
                                                   ==============  ==============  ============ ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $   18,870,631  $   10,147,577  $     10,082 $      476,319  $      309,594
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)..........................................        127,061          16,467            32         (2,191)         (5,017)
Accumulated Net Realized Gain (Loss)..............       (401,483)        108,109            11        (29,629)        (17,907)
Net Unrealized Foreign Exchange Gain (Loss).......            151             (38)           --            (41)             (3)
Net Unrealized Appreciation (Depreciation)........      2,418,994       1,819,113           345         94,613          (3,881)
                                                   --------------  --------------  ------------ --------------  --------------
NET ASSETS........................................ $   21,015,354  $   12,091,228  $     10,470 $      539,071  $      282,786
                                                   ==============  ==============  ============ ==============  ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                         DFA
                                                       UNITED        CONTINENTAL    INTERNATIONAL    DFA GLOBAL
                                                    KINGDOM SMALL       SMALL        REAL ESTATE     REAL ESTATE
                                                       COMPANY         COMPANY       SECURITIES      SECURITIES
                                                      PORTFOLIO       PORTFOLIO      PORTFOLIO*      PORTFOLIO*
                                                    -------------- --------------  --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value............................................. $       43,125 $      386,549              --  $    3,549,532
Investments at Value (including $0, $0, $195,714,
 $169,934 and $893,768 of securities on loan,
 respectively).....................................             --             --  $    4,686,690       1,996,637
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $0, $0,
 $200,224, $174,718 and $894,767)..................             --             --         200,242         174,737
Segregated Cash for Futures Contracts..............             --             --           1,075              --
Foreign Currencies at Value........................             --             --           4,691              --
Cash...............................................             --             --          45,870           8,127
Receivables:
  Investment Securities/Affiliated Investment
   Company Sold....................................             --             --             351              --
  Dividends, Interest and Tax Reclaims.............             --             --          18,909           1,857
  Securities Lending Income........................             --             --             466              23
  Fund Shares Sold.................................             --             74          15,159          38,124
Unrealized Gain on Foreign Currency Contracts......             --             --              14              --
Prepaid Expenses and Other Assets..................             14             68              79             102
                                                    -------------- --------------  --------------  --------------
    Total Assets...................................         43,139        386,691       4,973,546       5,769,139
                                                    -------------- --------------  --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.................             --             --         200,184         174,713
  Investment Securities/Affiliated Investment
   Company Purchased...............................             --             --          20,732          14,107
  Fund Shares Redeemed.............................             21             41           2,082           3,984
  Due to Advisor...................................             12            121             961             302
  Futures Margin Variation.........................             --             --              61              --
Unrealized Loss on Foreign Currency Contracts......             --             --              16              --
Accrued Expenses and Other Liabilities.............              5             12             254             206
                                                    -------------- --------------  --------------  --------------
    Total Liabilities..............................             38            174         224,290         193,312
                                                    -------------- --------------  --------------  --------------
NET ASSETS......................................... $       43,101 $      386,517  $    4,749,256  $    5,575,827
                                                    ============== ==============  ==============  ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets
 of $43,101; $386,517; $4,749,256; $5,575,827
 and $14,562,703 and shares outstanding of
 1,393,593; 15,292,635; 952,231,946;
 522,372,529 and 693,253,327, respectively......... $        30.93 $        25.27  $         4.99  $        10.67
                                                    ============== ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED........................  1,000,000,000  1,000,000,000   4,000,000,000   3,000,000,000
                                                    ============== ==============  ==============  ==============
Investments in Affiliated Investment Companies at
 Cost.............................................. $       34,523 $      296,628  $           --  $    2,959,753
                                                    ============== ==============  ==============  ==============
Investments at Cost................................ $           -- $           --  $    4,450,191  $    1,919,189
                                                    ============== ==============  ==============  ==============
Foreign Currencies at Cost......................... $           -- $           --  $        4,656  $           --
                                                    ============== ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital.................................... $       33,919 $      301,692  $    5,164,678  $    4,901,629
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income)...............            220          2,276        (389,673)         32,402
Accumulated Net Realized Gain (Loss)...............            350         (7,491)       (262,590)        (25,450)
Net Unrealized Foreign Exchange Gain (Loss)........             10            119              40              --
Net Unrealized Appreciation (Depreciation).........          8,602         89,921         236,801         667,246
                                                    -------------- --------------  --------------  --------------
NET ASSETS......................................... $       43,101 $      386,517  $    4,749,256  $    5,575,827
                                                    ============== ==============  ==============  ==============

                                                          DFA
                                                     INTERNATIONAL
                                                       SMALL CAP
                                                    VALUE PORTFOLIO*
                                                    ----------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value.............................................              --
Investments at Value (including $0, $0, $195,714,
 $169,934 and $893,768 of securities on loan,
 respectively).....................................  $   14,314,699
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $0, $0,
 $200,224, $174,718 and $894,767)..................         894,960
Segregated Cash for Futures Contracts..............           5,520
Foreign Currencies at Value........................          81,666
Cash...............................................          97,772
Receivables:
  Investment Securities/Affiliated Investment
   Company Sold....................................          38,009
  Dividends, Interest and Tax Reclaims.............          71,685
  Securities Lending Income........................           2,251
  Fund Shares Sold.................................           5,910
Unrealized Gain on Foreign Currency Contracts......               7
Prepaid Expenses and Other Assets..................             134
                                                     --------------
    Total Assets...................................      15,512,613
                                                     --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.................         894,710
  Investment Securities/Affiliated Investment
   Company Purchased...............................          40,652
  Fund Shares Redeemed.............................           5,588
  Due to Advisor...................................           7,586
  Futures Margin Variation.........................             481
Unrealized Loss on Foreign Currency Contracts......               3
Accrued Expenses and Other Liabilities.............             890
                                                     --------------
    Total Liabilities..............................         949,910
                                                     --------------
NET ASSETS.........................................  $   14,562,703
                                                     ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets
 of $43,101; $386,517; $4,749,256; $5,575,827
 and $14,562,703 and shares outstanding of
 1,393,593; 15,292,635; 952,231,946;
 522,372,529 and 693,253,327, respectively.........  $        21.01
                                                     ==============
NUMBER OF SHARES AUTHORIZED........................   4,600,000,000
                                                     ==============
Investments in Affiliated Investment Companies at
 Cost..............................................  $           --
                                                     ==============
Investments at Cost................................  $   11,975,928
                                                     ==============
Foreign Currencies at Cost.........................  $       82,254
                                                     ==============
NET ASSETS CONSIST OF:
Paid-In Capital....................................  $   11,958,612
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income)...............         (27,590)
Accumulated Net Realized Gain (Loss)...............         291,988
Net Unrealized Foreign Exchange Gain (Loss)........              73
Net Unrealized Appreciation (Depreciation).........       2,339,620
                                                     --------------
NET ASSETS.........................................  $   14,562,703
                                                     ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                              INTERNATIONAL                  WORLD EX U.S.    WORLD EX U.S.
                                                              VECTOR EQUITY   WORLD EX U.S.  TARGETED VALUE    CORE EQUITY
                                                               PORTFOLIO*    VALUE PORTFOLIO   PORTFOLIO*      PORTFOLIO*
                                                             --------------  --------------- --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value......................................................             --  $      216,675              --              --
Investments at Value (including $210,226, $0, $12,345,
 $180,374 and $0 of securities on loan, respectively)....... $    2,177,654              --  $      375,699  $    2,171,488
Temporary Cash Investments at Value & Cost..................             --              --              --              --
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $209,180, $0, $9,956,
 $163,878 and $0)...........................................        209,216              --           9,957         163,905
Foreign Currencies at Value.................................          1,173              --           1,726           3,698
Cash........................................................          7,667             216             921          10,802
Receivables:
  Investment Securities Sold................................            664              --             716             584
  Dividends, Interest and Tax Reclaims......................          9,689              --           1,379           7,674
  Securities Lending Income.................................            389              --              37             365
  Fund Shares Sold..........................................          2,082              55             183             963
Unrealized Gain on Foreign Currency Contracts...............              1              --               2              --
Prepaid Expenses and Other Assets...........................             50              11              26              55
                                                             --------------  --------------  --------------  --------------
    Total Assets............................................      2,408,585         216,957         390,646       2,359,534
                                                             --------------  --------------  --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................        209,175              --           9,955         163,878
  Investment Securities Purchased...........................          3,222              --           2,220           4,617
  Fund Shares Redeemed......................................          1,035              12              70             740
  Due to Advisor............................................            790              58             178             606
Unrealized Loss on Foreign Currency Contracts...............              1              --               1              --
Accrued Expenses and Other Liabilities......................            131               4              82             172
                                                             --------------  --------------  --------------  --------------
    Total Liabilities.......................................        214,354              74          12,506         170,013
                                                             --------------  --------------  --------------  --------------
NET ASSETS.................................................. $    2,194,231  $      216,883  $      378,140  $    2,189,521
                                                             ==============  ==============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $2,194,231; $216,883; $378,140; $2,189,521 and
 $449,153 and shares outstanding of 183,057,375;
 19,030,131; 27,726,632; 199,584,395 and 30,600,514,
 respectively............................................... $        11.99  $        11.40  $        13.64  $        10.97
                                                             ==============  ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.................................  1,500,000,000   1,000,000,000   1,000,000,000   1,500,000,000
                                                             ==============  ==============  ==============  ==============
Investments in Affiliated Investment Companies at
 Cost....................................................... $           --  $      196,174  $           --  $           --
                                                             ==============  ==============  ==============  ==============
Investments at Cost......................................... $    1,872,126  $           --  $      326,299  $    1,988,827
                                                             ==============  ==============  ==============  ==============
Foreign Currencies at Cost.................................. $        1,172  $           --  $        1,719  $        3,706
                                                             ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    1,877,408  $      198,784  $      330,263  $    2,007,781
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         13,057           1,014           1,594          10,827
Accumulated Net Realized Gain (Loss)........................         (1,811)         (3,381)         (3,125)        (11,780)
Net Unrealized Foreign Exchange Gain (Loss).................             12             (35)             --              13
Net Unrealized Appreciation (Depreciation)..................        305,565          20,501          49,408         182,680
                                                             --------------  --------------  --------------  --------------
NET ASSETS.................................................. $    2,194,231  $      216,883  $      378,140  $    2,189,521
                                                             ==============  ==============  ==============  ==============

                                                               WORLD CORE
                                                                 EQUITY
                                                               PORTFOLIO
                                                             --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value...................................................... $      448,671
Investments at Value (including $210,226, $0, $12,345,
 $180,374 and $0 of securities on loan, respectively).......             --
Temporary Cash Investments at Value & Cost..................            322
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $209,180, $0, $9,956,
 $163,878 and $0)...........................................             --
Foreign Currencies at Value.................................             --
Cash........................................................             --
Receivables:
  Investment Securities Sold................................             --
  Dividends, Interest and Tax Reclaims......................             --
  Securities Lending Income.................................             --
  Fund Shares Sold..........................................            351
Unrealized Gain on Foreign Currency Contracts...............             --
Prepaid Expenses and Other Assets...........................             21
                                                             --------------
    Total Assets............................................        449,365
                                                             --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................             --
  Investment Securities Purchased...........................            161
  Fund Shares Redeemed......................................             27
  Due to Advisor............................................             19
Unrealized Loss on Foreign Currency Contracts...............             --
Accrued Expenses and Other Liabilities......................              5
                                                             --------------
    Total Liabilities.......................................            212
                                                             --------------
NET ASSETS.................................................. $      449,153
                                                             ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $2,194,231; $216,883; $378,140; $2,189,521 and
 $449,153 and shares outstanding of 183,057,375;
 19,030,131; 27,726,632; 199,584,395 and 30,600,514,
 respectively............................................... $        14.68
                                                             ==============
NUMBER OF SHARES AUTHORIZED.................................  1,000,000,000
                                                             ==============
Investments in Affiliated Investment Companies at
 Cost....................................................... $      399,517
                                                             ==============
Investments at Cost......................................... $           --
                                                             ==============
Foreign Currencies at Cost.................................. $           --
                                                             ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $      403,336
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................            (33)
Accumulated Net Realized Gain (Loss)........................         (3,304)
Net Unrealized Foreign Exchange Gain (Loss).................             --
Net Unrealized Appreciation (Depreciation)..................         49,154
                                                             --------------
NET ASSETS.................................................. $      449,153
                                                             ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                     SELECTIVELY
                                                    HEDGED GLOBAL     EMERGING        EMERGING        EMERGING
                                                       EQUITY          MARKETS      MARKETS SMALL   MARKETS VALUE
                                                      PORTFOLIO       PORTFOLIO     CAP PORTFOLIO     PORTFOLIO
                                                   --------------  --------------  --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value............................................ $      317,176  $    5,688,367  $    6,505,830  $   17,986,995
Investments at Value (including $0, $0, $0, $0
 and $1,859,446 of securities on loan,
 respectively)....................................             --              --              --              --
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $0, $0,
 $0, $0 and $1,095,684)...........................             --              --              --              --
Segregated Cash for Futures Contracts.............            830              --              --              --
Foreign Currencies at Value.......................             --              --              --              --
Cash..............................................         19,617              --              --              --
Receivables:
 Investment Securities/Affiliated Investment
   Companies Sold.................................             --              --              --              --
 Dividends, Interest and Tax Reclaims.............             --              --              --              --
 Securities Lending Income........................             --              --              --              --
 Fund Shares Sold.................................            727           5,047           3,371           5,516
Unrealized Gain on Forward Currency Contracts.....            207              --              --              --
Unrealized Gain on Foreign Currency Contracts.....             --              --              --              --
Prepaid Expenses and Other Assets.................             13              58              51              80
                                                   --------------  --------------  --------------  --------------
    Total Assets..................................        338,570       5,693,472       6,509,252      17,992,591
                                                   --------------  --------------  --------------  --------------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned.................             --              --              --              --
 Investment Securities/Affiliated Investment
   Companies Purchased............................            370              --              --              --
 Fund Shares Redeemed.............................             23           3,662           2,610          13,942
 Due to Advisor...................................             11           1,472           2,366           5,866
 Futures Margin Variation.........................             46              --              --              --
Unrealized Loss on Forward Currency Contracts.....            318              --              --              --
Unrealized Loss on Foreign Currency Contracts.....             --              --              --              --
Accrued Expenses and Other Liabilities............              9             218             179             681
                                                   --------------  --------------  --------------  --------------
    Total Liabilities.............................            777           5,352           5,155          20,489
                                                   --------------  --------------  --------------  --------------
NET ASSETS........................................ $      337,793  $    5,688,120  $    6,504,097  $   17,972,102
                                                   ==============  ==============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R2 Shares -- based on net assets of $0; $0;
 $0; $24,119 and $0 and shares outstanding of 0;
 0; 0; 880,642 and 0, respectively................            N/A             N/A             N/A  $        27.39
                                                   ==============  ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.......................            N/A             N/A             N/A     200,000,000
                                                   ==============  ==============  ==============  ==============
Institutional Class Shares -- based on net assets
 of $337,793; $5,688,120; $6,504,097; $17,947,983
 and $22,299,430 and shares outstanding of
 22,475,170; 217,226,559; 301,548,953;
 651,352,264 and 1,110,693,339, respectively...... $        15.03  $        26.19  $        21.57  $        27.55
                                                   ==============  ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.......................  1,000,000,000   1,500,000,000   1,500,000,000   3,000,000,000
                                                   ==============  ==============  ==============  ==============
Investments in Affiliated Investment Companies at
 Cost............................................. $      270,709  $    4,238,393  $    5,780,416  $   16,897,664
                                                   ==============  ==============  ==============  ==============
Investments at Cost............................... $           --  $           --  $           --  $           --
                                                   ==============  ==============  ==============  ==============
Foreign Currencies at Cost........................ $           --  $           --  $           --  $           --
                                                   ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $      288,855  $    4,470,840  $    5,782,823  $   18,398,556
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)..........................................             45           6,345         (16,108)        (31,904)
Accumulated Net Realized Gain (Loss)..............          2,374        (239,042)         11,922      (1,484,043)
Net Unrealized Foreign Exchange Gain (Loss).......           (111)              3              46             162
Net Unrealized Appreciation (Depreciation)........         46,630       1,449,974         725,414       1,089,331
                                                   --------------  --------------  --------------  --------------
NET ASSETS........................................ $      337,793  $    5,688,120  $    6,504,097  $   17,972,102
                                                   ==============  ==============  ==============  ==============

                                                      EMERGING
                                                    MARKETS CORE
                                                       EQUITY
                                                     PORTFOLIO*
                                                   --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value............................................             --
Investments at Value (including $0, $0, $0, $0
 and $1,859,446 of securities on loan,
 respectively).................................... $   21,998,982
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $0, $0,
 $0, $0 and $1,095,684)...........................      1,095,915
Segregated Cash for Futures Contracts.............          7,865
Foreign Currencies at Value.......................         88,495
Cash..............................................        193,057
Receivables:
 Investment Securities/Affiliated Investment
   Companies Sold.................................         22,609
 Dividends, Interest and Tax Reclaims.............         23,047
 Securities Lending Income........................          5,172
 Fund Shares Sold.................................         28,427
Unrealized Gain on Forward Currency Contracts.....             --
Unrealized Gain on Foreign Currency Contracts.....              3
Prepaid Expenses and Other Assets.................            196
                                                   --------------
    Total Assets..................................     23,463,768
                                                   --------------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned.................      1,095,654
 Investment Securities/Affiliated Investment
   Companies Purchased............................         51,000
 Fund Shares Redeemed.............................          7,353
 Due to Advisor...................................          8,662
 Futures Margin Variation.........................            267
Unrealized Loss on Forward Currency Contracts.....             --
Unrealized Loss on Foreign Currency Contracts.....             24
Accrued Expenses and Other Liabilities............          1,378
                                                   --------------
    Total Liabilities.............................      1,164,338
                                                   --------------
NET ASSETS........................................ $   22,299,430
                                                   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R2 Shares -- based on net assets of $0; $0;
 $0; $24,119 and $0 and shares outstanding of 0;
 0; 0; 880,642 and 0, respectively................            N/A
                                                   ==============
NUMBER OF SHARES AUTHORIZED.......................            N/A
                                                   ==============
Institutional Class Shares -- based on net assets
 of $337,793; $5,688,120; $6,504,097; $17,947,983
 and $22,299,430 and shares outstanding of
 22,475,170; 217,226,559; 301,548,953;
 651,352,264 and 1,110,693,339, respectively...... $        20.08
                                                   ==============
NUMBER OF SHARES AUTHORIZED.......................  5,000,000,000
                                                   ==============
Investments in Affiliated Investment Companies at
 Cost............................................. $           --
                                                   ==============
Investments at Cost............................... $   19,240,216
                                                   ==============
Foreign Currencies at Cost........................ $       88,740
                                                   ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $   20,398,507
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)..........................................         44,770
Accumulated Net Realized Gain (Loss)..............       (905,520)
Net Unrealized Foreign Exchange Gain (Loss).......             99
Net Unrealized Appreciation (Depreciation)........      2,761,574
                                                   --------------
NET ASSETS........................................ $   22,299,430
                                                   ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                     ENHANCED
                                                                    U.S. LARGE U.S. LARGE U.S. LARGE  U.S. TARGETED
                                                                     COMPANY   CAP EQUITY CAP VALUE       VALUE
                                                                    PORTFOLIO# PORTFOLIO# PORTFOLIO*   PORTFOLIO#
                                                                    ---------- ---------- ----------  -------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment
   Company:
    Dividends......................................................  $    --    $     --  $  219,975   $       --
    Income from Securities Lending.................................       --          --       1,085           --
    Expenses Allocated from Affiliated Investment Company..........       --          --     (10,911)          --
                                                                     -------    --------  ----------   ----------
     Total Net Investment Income Received from Affiliated
      Investment Company...........................................       --          --     210,149           --
                                                                     -------    --------  ----------   ----------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $1, $0 and $34,
   respectively)...................................................  $    --    $  9,153  $       --   $   68,372
  Interest.........................................................    1,672          --          --           --
  Income from Securities Lending...................................        7          77          --        2,516
                                                                     -------    --------  ----------   ----------
     Total Investment Income.......................................    1,679       9,230          --       70,888
                                                                     -------    --------  ----------   ----------
FUND EXPENSES
  Investment Management Fees.......................................      250         712      24,707       16,427
  Accounting & Transfer Agent Fees.................................        9          30         167          259
  S&P 500(R) Fees..................................................        4          --          --           --
  Custodian Fees...................................................        4           7          --           58
  Shareholder Servicing Fees
    Class R1 Shares................................................       --          --          --           24
    Class R2 Shares................................................       --          --          --          216
  Filing Fees......................................................       16          26         127           76
  Shareholders' Reports............................................        3           8         190          140
  Directors'/Trustees' Fees & Expenses.............................        1           5          95           46
  Professional Fees................................................        2           7          17           65
  Other............................................................        5          21          47          123
                                                                     -------    --------  ----------   ----------
     Total Expenses................................................      294         816      25,350       17,434
                                                                     -------    --------  ----------   ----------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C)..............................      (18)         --      (9,883)          --
  Fees Paid Indirectly (Note C)....................................       (4)         --          --           --
                                                                     -------    --------  ----------   ----------
  Net Expenses.....................................................      272         816      15,467       17,434
                                                                     -------    --------  ----------   ----------
  NET INVESTMENT INCOME (LOSS).....................................    1,407       8,414     194,682       53,454
                                                                     -------    --------  ----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**...................................     (237)      2,571     652,478      396,371
    Futures........................................................   27,341          --      12,107       11,155
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.....................       68     110,709   1,831,911      872,409
    Futures........................................................    2,744           1       4,884        2,557
                                                                     -------    --------  ----------   ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS)..........................   29,916     113,281   2,501,380    1,282,492
                                                                     -------    --------  ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................................  $31,323    $121,695  $2,696,062   $1,335,946
                                                                     =======    ========  ==========   ==========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)


                                                                       U.S. SMALL U.S. CORE  U.S. CORE  U.S. VECTOR
                                                                       CAP VALUE  EQUITY 1   EQUITY 2     EQUITY
                                                                       PORTFOLIO  PORTFOLIO  PORTFOLIO   PORTFOLIO
                                                                       ---------- ---------- ---------- -----------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $50, $30, $35 and $10,
   respectively)#..................................................... $   94,623 $  153,647 $  168,821  $ 34,825
  Income from Securities Lending......................................      3,278      4,075      4,803     1,210
                                                                       ---------- ---------- ----------  --------
     Total Investment Income..........................................     97,901    157,722    173,624    36,035
                                                                       ---------- ---------- ----------  --------
EXPENSES
  Investment Management Fees..........................................     35,532     14,449     18,881     6,403
  Accounting & Transfer Agent Fees....................................        415        468        526       127
  Custodian Fees......................................................         95         89         97        26
  Filing Fees.........................................................        121        172        127        35
  Shareholders' Reports...............................................        161        107        129        52
  Directors'/Trustees' Fees & Expenses................................         71         81         91        21
  Professional Fees...................................................        103        118        133        31
  Other...............................................................        192        219        248        58
                                                                       ---------- ---------- ----------  --------
     Total Expenses...................................................     36,690     15,703     20,232     6,753
                                                                       ---------- ---------- ----------  --------
  NET INVESTMENT INCOME (LOSS)........................................     61,211    142,019    153,392    29,282
                                                                       ---------- ---------- ----------  --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**......................................    709,314     30,001     60,806    63,503
    Futures...........................................................     20,973     10,576     12,375     2,950
    In-Kind Redemptions...............................................     79,386         --         --        --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.............................................  1,361,435  2,068,820  2,303,338   527,084
    Futures...........................................................      5,136      3,553      4,911     1,125
                                                                       ---------- ---------- ----------  --------
  NET REALIZED AND UNREALIZED GAIN (LOSS).............................  2,176,244  2,112,950  2,381,430   594,662
                                                                       ---------- ---------- ----------  --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................................... $2,237,455 $2,254,969 $2,534,822  $623,944
                                                                       ========== ========== ==========  ========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                               DFA REAL
                                                                        U.S. SMALL U.S. MICRO   ESTATE     LARGE CAP
                                                                           CAP        CAP     SECURITIES INTERNATIONAL
                                                                        PORTFOLIO  PORTFOLIO  PORTFOLIO    PORTFOLIO
                                                                        ---------- ---------- ---------- -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $29, $4, $0 and $4,983,
   respectively)#...................................................... $  102,667  $ 35,567   $168,017    $ 52,179
  Income from Securities Lending.......................................      7,041     2,101        591       1,398
                                                                        ----------  --------   --------    --------
     Total Investment Income...........................................    109,708    37,668    168,608      53,577
                                                                        ----------  --------   --------    --------
EXPENSES
  Investment Management Fees...........................................     25,932    14,226      6,375       4,357
  Accounting & Transfer Agent Fees.....................................        420       176        217         126
  Custodian Fees.......................................................         91        42         39         178
  Filing Fees..........................................................         99        41         70          31
  Shareholders' Reports................................................        142        62        111          62
  Directors'/Trustees' Fees & Expenses.................................         72        28         37          18
  Professional Fees....................................................        103        42         57          34
  Other................................................................        192        80         99          69
                                                                        ----------  --------   --------    --------
     Total Expenses....................................................     27,051    14,697      7,005       4,875
                                                                        ----------  --------   --------    --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C)..................................         --        --       (254)       (141)
  Fees Paid Indirectly (Note C)........................................         --        --         --        (132)
                                                                        ----------  --------   --------    --------
  Net Expenses.........................................................     27,051    14,697      6,751       4,602
                                                                        ----------  --------   --------    --------
  NET INVESTMENT INCOME (LOSS).........................................     82,657    22,971    161,857      48,975
                                                                        ----------  --------   --------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**.......................................    468,794   283,979    (21,717)     11,853
    Futures............................................................     11,882     6,138      5,170       1,906
    Foreign Currency Transactions......................................         --        --         --        (899)
    In-Kind Redemptions................................................    125,200        --         --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................  1,581,604   652,854    118,073     346,444
    Futures............................................................      6,700     2,384      2,226       1,452
    Translation of Foreign Currency Denominated Amounts................         --        --         --         346
                                                                        ----------  --------   --------    --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)..............................  2,194,180   945,355    103,752     361,102
                                                                        ----------  --------   --------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........ $2,276,837  $968,326   $265,609    $410,077
                                                                        ==========  ========   ========    ========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                           INTERNATIONAL                 JAPANESE  ASIA PACIFIC
                                                             INTERNATIONAL     SMALL      GLOBAL SMALL    SMALL       SMALL
                                                              CORE EQUITY     COMPANY       COMPANY      COMPANY     COMPANY
                                                              PORTFOLIO#    PORTFOLIO*   PORTFOLIO (A)* PORTFOLIO*  PORTFOLIO*
                                                             ------------- ------------- -------------- ---------- ------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated
   Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $0,
    $11,583, $3, $633 and $84, respectively)................  $       --    $  133,511        $ 26       $ 5,776     $ 3,674
   Income from Securities Lending...........................          --        13,856           3           551         392
   Expenses Allocated from Affiliated Investment
    Companies...............................................          --        (6,538)         (1)         (318)       (168)
  Income Distributions Received from Affiliated Investment
   Companies................................................          --           239           8            --          --
                                                              ----------    ----------        ----       -------     -------
     Total Net Investment Income Received from
      Affiliated Investment Companies.......................          --       141,068          36         6,009       3,898
                                                              ----------    ----------        ----       -------     -------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $23,093,
   $0, $0, $0 and $0, respectively).........................     249,096            --          --            --          --
  Income from Securities Lending............................      13,832            --          --            --          --
                                                              ----------    ----------        ----       -------     -------
     Total Investment Income................................     262,928            --          --            --          --
                                                              ----------    ----------        ----       -------     -------
FUND EXPENSES
  Investment Management Fees................................      29,668        21,562           8         1,266         644
  Accounting & Transfer Agent Fees..........................         541            60           1             3           2
  Custodian Fees............................................         935             2           1            --          --
  Filing Fees...............................................         179           111           1            10          11
  Shareholders' Reports.....................................         182           133          --             3           3
  Directors'/Trustees' Fees & Expenses......................          87            52          --             2           1
  Professional Fees.........................................         163            31          --             1          --
  Organizational & Offering Costs...........................          --            --           9            --          --
  Other.....................................................         306            36          --             2          --
                                                              ----------    ----------        ----       -------     -------
     Total Expenses.........................................      32,061        21,987          20         1,287         661
                                                              ----------    ----------        ----       -------     -------
  Fees (Waived), (Expenses Reimbursed), and/or
   Previously Waived Fees Recovered by Advisor
   (Note C).................................................      (2,081)           --         (16)         (253)       (129)
  Fees Paid Indirectly (Note C).............................        (799)           --          --            --          --
                                                              ----------    ----------        ----       -------     -------
  Net Expenses..............................................      29,181        21,987           4         1,034         532
                                                              ----------    ----------        ----       -------     -------
  NET INVESTMENT INCOME (LOSS)..............................     233,747       119,081          32         4,975       3,366
                                                              ----------    ----------        ----       -------     -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
   Investment Securities Sold**.............................     (44,503)      117,973          12         4,995       4,278
   Futures..................................................      14,372         5,651          (1)           --          --
   Foreign Currency Transactions............................      (4,031)       (2,047)         --          (381)        (76)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...............   1,942,368     1,071,748          (2)       23,816       4,656
   Affiliated Investment Companies Shares...................          --            --         347            --          --
   Futures..................................................       4,105         4,157          --             1          --
   Translation of Foreign Currency Denominated
    Amounts.................................................       1,680         1,021          --           115          (3)
                                                              ----------    ----------        ----       -------     -------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...................   1,913,991     1,198,503         356        28,546       8,855
                                                              ----------    ----------        ----       -------     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $2,147,738    $1,317,584        $388       $33,521     $12,221
                                                              ==========    ==========        ====       =======     =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
# Portion of income is from investment in affiliated fund.
(a)The Portfolio commenced operations on January 18, 2017.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                     UNITED                    DFA                       DFA
                                                                    KINGDOM   CONTINENTAL INTERNATIONAL DFA GLOBAL  INTERNATIONAL
                                                                     SMALL       SMALL     REAL ESTATE  REAL ESTATE   SMALL CAP
                                                                    COMPANY     COMPANY    SECURITIES   SECURITIES      VALUE
                                                                   PORTFOLIO* PORTFOLIO*   PORTFOLIO#   PORTFOLIO#   PORTFOLIO#
                                                                   ---------- ----------- ------------- ----------- -------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment
   Company:
   Dividends (Net of Foreign Taxes Withheld of $1, $523, $0,
    $0 and $0, respectively)......................................   $  755     $ 3,531     $     --     $     --    $       --
   Income from Securities Lending.................................       11         512           --           --            --
   Expenses Allocated from Affiliated Investment Company..........      (23)       (201)          --           --            --
  Income Distributions Received from Affiliated Investment
   Companies......................................................       --          --           --      160,849            --
                                                                     ------     -------     --------     --------    ----------
    Total Net Investment Income Received from Affiliated
     Investment Company...........................................      743       3,842           --      160,849            --
                                                                     ------     -------     --------     --------    ----------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $10,768,
   $0 and $13,215, respectively)..................................       --          --       89,904       39,852       154,442
  Income from Securities Lending..................................       --          --        1,416          188        10,927
                                                                     ------     -------     --------     --------    ----------
    Total Fund Investment Income..................................       --          --       91,320       40,040       165,369
                                                                     ------     -------     --------     --------    ----------
FUND EXPENSES
  Investment Management Fees......................................       98         814        5,315        5,105        43,908
  Accounting & Transfer Agent Fees................................        2           3          135           79           401
  Custodian Fees..................................................       --          --          244           14           915
  Filing Fees.....................................................       16          24           42           75            86
  Shareholders' Reports...........................................        1           4           55          101           174
  Directors'/Trustees' Fees & Expenses............................       --           2           20           25            66
  Professional Fees...............................................        1          --           38           21           118
  Other...........................................................       --          --           72           27           243
                                                                     ------     -------     --------     --------    ----------
    Total Expenses................................................      118         847        5,921        5,447        45,911
                                                                     ------     -------     --------     --------    ----------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)......................      (26)       (163)          --       (3,138)           --
  Fees Paid Indirectly (Note C)...................................       --          --         (155)          --          (233)
                                                                     ------     -------     --------     --------    ----------
  Net Expenses....................................................       92         684        5,766        2,309        45,678
                                                                     ------     -------     --------     --------    ----------
  NET INVESTMENT INCOME (LOSS)....................................      651       3,158       85,554      198,580       119,691
                                                                     ------     -------     --------     --------    ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated Investment
   Companies......................................................       --          --           --       14,569            --
  Net Realized Gain (Loss) on:
   Investment Securities Sold**...................................      559       3,117      (24,204)         426       306,161
   Affiliated Investment Companies Shares Sold....................       --          --           --       (1,562)           --
   Futures........................................................       --          --        3,760          222         8,861
   Foreign Currency Transactions..................................       (3)         29         (253)           3        (4,809)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.....................    6,241      52,027      104,882      (29,277)    1,265,279
   Futures........................................................       --          --          553           --         4,697
   Translation of Foreign Currency Denominated Amounts............        8           6          404           --         1,606
                                                                     ------     -------     --------     --------    ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS).........................    6,805      55,179       85,142      (15,619)    1,581,795
                                                                     ------     -------     --------     --------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................   $7,456     $58,337     $170,696     $182,961    $1,701,486
                                                                     ======     =======     ========     ========    ==========

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                    WORLD EX U.S.
                                                        INTERNATIONAL WORLD EX U.S.   TARGETED    WORLD EX U.S. WORLD CORE
                                                        VECTOR EQUITY     VALUE         VALUE      CORE EQUITY    EQUITY
                                                         PORTFOLIO#    PORTFOLIO*    PORTFOLIO#    PORTFOLIO#   PORTFOLIO
                                                        ------------- ------------- ------------- ------------- ----------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated
   Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $0,
    $228, $0, $0 and $0, respectively).................   $     --       $ 2,433       $    --      $     --     $    --
   Income from Securities Lending......................         --            98            --            --          --
   Expenses Allocated from Affiliated Investment
    Companies..........................................         --          (175)           --            --          --
  Income Distributions Received from Affiliated
   Investment Companies................................         --           170            --            --       3,426
                                                          --------       -------       -------      --------     -------
    Total Net Investment Income Received from
     Affiliated Investment Companies...................         --         2,526            --            --       3,426
                                                          --------       -------       -------      --------     -------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $2,424,
   $0, $303, $2,232 and $0, respectively)..............     26,142            --         3,302        22,527           1
  Income from Securities Lending.......................      1,751            --           154         1,511          --
                                                          --------       -------       -------      --------     -------
    Total Investment Income............................     27,893            --         3,456        24,038           1
                                                          --------       -------       -------      --------     -------
FUND EXPENSES
  Investment Management Fees...........................      4,454           470           929         3,473         614
  Accounting & Transfer Agent Fees.....................         68             2            15            62           3
  Custodian Fees.......................................        126            --           121           285          --
  Filing Fees..........................................         36             9            22            32          21
  Shareholders' Reports................................         36             2             3            30           2
  Directors'/Trustees' Fees & Expenses.................          9             1             1             9           2
  Professional Fees....................................         18             3            12            28           3
  Other................................................         42             2            12            36          --
                                                          --------       -------       -------      --------     -------
    Total Expenses.....................................      4,789           489         1,115         3,955         645
                                                          --------       -------       -------      --------     -------
  Fees (Waived), (Expenses Reimbursed), and/or
   Previously Waived Fees Recovered by Advisor
   (Note C)............................................         --          (224)           --           (69)       (509)
  Fees Paid Indirectly (Note C)........................        (30)           --            (5)          (57)         --
                                                          --------       -------       -------      --------     -------
  Net Expenses.........................................      4,759           265         1,110         3,829         136
                                                          --------       -------       -------      --------     -------
  NET INVESTMENT INCOME (LOSS).........................     23,134         2,261         2,346        20,209       3,291
                                                          --------       -------       -------      --------     -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated
   Investment Companies................................         --           653            --            --         898
  Net Realized Gain (Loss) on:
   Investment Securities Sold**........................       (658)         (821)        5,191           848        (436)
   Futures.............................................        158           125            --             2          --
   Foreign Currency Transactions.......................       (394)          (32)          (54)         (396)         --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency..........    212,999        20,446        35,582       191,232          (1)
   Affiliated Investment Companies Shares..............         --          (148)           --            --      46,422
   Futures.............................................         --            73            --            --          --
   Translation of Foreign Currency Denominated
    Amounts............................................        196            13            22           129          --
                                                          --------       -------       -------      --------     -------
  NET REALIZED AND UNREALIZED GAIN (LOSS)..............    212,301        20,309        40,741       191,815      46,883
                                                          --------       -------       -------      --------     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS.......................................   $235,435       $22,570       $43,087      $212,024     $50,174
                                                          ========       =======       =======      ========     =======

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                    SELECTIVELY              EMERGING   EMERGING     EMERGING
                                                                      HEDGED      EMERGING   MARKETS    MARKETS    MARKETS CORE
                                                                   GLOBAL EQUITY  MARKETS   SMALL CAP    VALUE        EQUITY
                                                                    PORTFOLIO*   PORTFOLIO* PORTFOLIO* PORTFOLIO*   PORTFOLIO#
                                                                   ------------- ---------- ---------- ----------  ------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment
   Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $5,398,
    $4,262, $16,476 and $0, respectively).........................    $    --     $ 41,595   $ 38,733  $  135,744   $       --
   Interest.......................................................         --           10         51          13           --
   Income from Securities Lending.................................         --        2,051     21,381      11,652           --
   Expenses Allocated from Affiliated Investment Companies........         --       (3,763)    (7,371)    (12,761)          --
  Income Distributions Received from Affiliated Investment
   Companies......................................................      2,303           --         --          --           --
                                                                      -------     --------   --------  ----------   ----------
    Total Net Investment Income Received from Affiliated
     Investment Companies.........................................      2,303       39,893     52,794     134,648           --
                                                                      -------     --------   --------  ----------   ----------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $0, $0 and
   $19,700, respectively).........................................         38           --         --          --      152,254
  Income from Securities Lending..................................         --           --         --          --       25,846
                                                                      -------     --------   --------  ----------   ----------
    Total Fund Investment Income..................................         38           --         --          --      178,100
                                                                      -------     --------   --------  ----------   ----------
FUND EXPENSES
  Investment Management Fees......................................        468       12,007     18,595      41,723       50,486
  Accounting & Transfer Agent Fees................................          3           30         32          69          557
  Custodian Fees..................................................         --           --         --          --        3,991
  Shareholder Servicing Fees
   Class R2 Shares................................................         --           --         --          93           --
  Filing Fees.....................................................         11           50         44         106          126
  Shareholders' Reports...........................................          3           77         54         133          229
  Directors'/Trustees' Fees & Expenses............................          2           24         27          80           91
  Professional Fees...............................................          2            5          5          15          247
  Other...........................................................          2           12         15          42          314
                                                                      -------     --------   --------  ----------   ----------
    Total Expenses................................................        491       12,205     18,772      42,261       56,041
                                                                      -------     --------   --------  ----------   ----------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)......................       (427)      (2,551)    (5,722)         --       (1,506)
  Fees Waived, (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)
   Institutional Class Shares.....................................         --           --         --      (8,307)          --
   Class R2 Shares................................................         --           --         --         (37)          --
  Fees Paid Indirectly (Note C)...................................         --           --         --          --         (568)
                                                                      -------     --------   --------  ----------   ----------
  Net Expenses....................................................         64        9,654     13,050      33,917       53,967
                                                                      -------     --------   --------  ----------   ----------
  NET INVESTMENT INCOME (LOSS)....................................      2,277       30,239     39,744     100,731      124,133
                                                                      -------     --------   --------  ----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated Investment
   Companies......................................................        894           --         --          --           --
  Net Realized Gain (Loss) on:
   Investment Securities Sold**...................................       (578)     (19,102)    16,761    (434,056)    (114,322)
   Futures........................................................      1,472        2,394      3,141       8,408       14,114
   Foreign Currency Transactions..................................         --          114        755       3,586       (2,003)
   Forward Currency Contracts.....................................      1,881           --         --          --           --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.....................         --      467,837    535,791   2,175,373    1,890,406
   Affiliated Investment Companies Shares.........................     33,263           --         --          --           --
   Futures........................................................        511        1,766        753       3,185        6,261
   Translation of Foreign Currency Denominated Amounts............         --          (57)       (68)        (50)         (67)
   Forward Currency Contracts.....................................       (760)          --         --          --           --
                                                                      -------     --------   --------  ----------   ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS).........................     36,683      452,952    557,133   1,756,446    1,794,389
                                                                      -------     --------   --------  ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................    $38,960     $483,191   $596,877  $1,857,177   $1,918,522
                                                                      =======     ========   ========  ==========   ==========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0, $144 and $0, respectively.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)


                                            ENHANCED U.S. LARGE  U.S. LARGE CAP EQUITY    U.S. LARGE CAP VALUE
                                             COMPANY PORTFOLIO         PORTFOLIO                PORTFOLIO
                                           --------------------  ---------------------  ------------------------
                                           SIX MONTHS    YEAR    SIX MONTHS     YEAR    SIX MONTHS       YEAR
                                              ENDED     ENDED       ENDED      ENDED       ENDED        ENDED
                                            APRIL 30,  OCT. 31,   APRIL 30,   OCT. 31,   APRIL 30,     OCT. 31,
                                              2017       2016       2017        2016       2017          2016
                                           ----------- --------  ----------- ---------  -----------  -----------
                                           (UNAUDITED)           (UNAUDITED)            (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............  $  1,407   $  1,670  $    8,414  $  15,047  $   194,682  $   363,236
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........      (237)       (59)      2,571     (9,470)     652,478      447,750
    Futures...............................    27,341      7,848          --         --       12,107       17,635
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................        68        118     110,709     22,964    1,831,911      (11,625)
    Futures...............................     2,744       (557)          1         --        4,884       (3,292)
                                            --------   --------  ----------  ---------  -----------  -----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    31,323      9,020     121,695     28,541    2,696,062      813,704
                                            --------   --------  ----------  ---------  -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares............    (1,256)    (1,417)     (9,076)   (14,431)    (179,198)    (357,227)
  Net Short-Term Gains:
    Institutional Class Shares............    (2,722)    (3,529)         --         --           --           --
  Net Long-Term Gains:
    Institutional Class Shares............    (4,088)    (9,801)         --         --     (446,140)    (643,970)
                                            --------   --------  ----------  ---------  -----------  -----------
     Total Distributions..................    (8,066)   (14,747)     (9,076)   (14,431)    (625,338)  (1,001,197)
                                            --------   --------  ----------  ---------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...........................    39,475     73,655     197,414    301,960    2,672,157    4,078,939
  Shares Issued in Lieu of Cash
   Distributions..........................     7,501     13,002       8,737     14,259      584,187      935,970
  Shares Redeemed.........................   (52,296)   (46,158)   (128,880)  (178,150)  (1,946,229)  (2,962,098)
                                            --------   --------  ----------  ---------  -----------  -----------
     Net Increase (Decrease) from
      Capital Share Transactions..........    (5,320)    40,499      77,271    138,069    1,310,115    2,052,811
                                            --------   --------  ----------  ---------  -----------  -----------
     Total Increase (Decrease) in Net
      Assets..............................    17,937     34,772     189,890    152,179    3,380,839    1,865,318
NET ASSETS
  Beginning of Period.....................   238,413    203,641     851,323    699,144   17,673,253   15,807,935
                                            --------   --------  ----------  ---------  -----------  -----------
  End of Period...........................  $256,350   $238,413  $1,041,213  $ 851,323  $21,054,092  $17,673,253
                                            ========   ========  ==========  =========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...........................     3,036      6,113      13,834     24,003       74,712      131,035
  Shares Issued in Lieu of Cash
   Distributions..........................       591      1,111         612      1,116       16,428       29,906
  Shares Redeemed.........................    (4,009)    (3,945)     (9,069)   (14,319)     (54,557)     (94,466)
                                            --------   --------  ----------  ---------  -----------  -----------
     Net Increase (Decrease) from
      Shares Issued and Redeemed..........      (382)     3,279       5,377     10,800       36,583       66,475
                                            ========   ========  ==========  =========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME).......................  $    352   $    201  $    1,225  $   1,887  $    34,467  $    18,983

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                 U.S. TARGETED VALUE      U.S. SMALL CAP VALUE
                                                      PORTFOLIO                 PORTFOLIO         U.S. CORE EQUITY 1 PORTFOLIO
                                              ------------------------  ------------------------  ---------------------------
                                              SIX MONTHS       YEAR     SIX MONTHS       YEAR     SIX MONTHS         YEAR
                                                 ENDED        ENDED        ENDED        ENDED        ENDED          ENDED
                                               APRIL 30,     OCT. 31,    APRIL 30,     OCT. 31,    APRIL 30,       OCT. 31,
                                                 2017          2016        2017          2016        2017            2016
                                              -----------  -----------  -----------  -----------  -----------    -----------
                                              (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............... $    53,454  $    93,044  $    61,211  $   122,969  $   142,019    $   261,444
  Net Realized Gain (Loss) on:
   Investment Securities Sold*...............     396,371      310,791      709,314      533,632       30,001         71,932
   Futures...................................      11,155        6,695       20,973       42,945       10,576         14,545
   In-Kind Redemptions.......................          --           --       79,386           --           --             --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities.....................     872,409      (32,158)   1,361,435      (45,822)   2,068,820        193,308
   Futures...................................       2,557       (2,039)       5,136       (3,946)       3,553         (3,224)
                                              -----------  -----------  -----------  -----------   -----------   -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations...............   1,335,946      376,333    2,237,455      649,778    2,254,969        538,005
                                              -----------  -----------  -----------  -----------   -----------   -----------
Distributions From:
  Net Investment Income:
   Class R1 Shares...........................        (241)        (462)          --           --           --             --
   Class R2 Shares...........................        (808)      (1,837)          --           --           --             --
   Institutional Class Shares................     (49,959)     (92,387)     (55,980)    (122,993)    (156,030)      (253,050)
  Net Short-Term Gains:
   Class R1 Shares...........................         (75)         (54)          --           --           --             --
   Class R2 Shares...........................        (304)        (202)          --           --           --             --
   Institutional Class Shares................     (15,806)      (9,668)          --           --           --             --
  Net Long-Term Gains:
   Class R1 Shares...........................      (1,310)      (1,571)          --           --           --             --
   Class R2 Shares...........................      (5,296)      (5,836)          --           --           --             --
   Institutional Class Shares................    (275,712)    (279,118)    (533,287)    (487,348)     (71,615)      (160,152)
                                              -----------  -----------  -----------  -----------   -----------   -----------
    Total Distributions......................    (349,511)    (391,135)    (589,267)    (610,341)    (227,645)      (413,202)
                                              -----------  -----------  -----------  -----------   -----------   -----------
Capital Share Transactions (1):
  Shares Issued..............................   1,635,245    1,989,566    1,660,803    2,855,521    2,563,876      3,836,889
  Shares Issued in Lieu of Cash
   Distributions.............................     322,721      363,680      533,141      547,459      217,685        394,137
  Shares Redeemed............................  (1,360,947)  (1,433,622)  (2,163,977)  (2,509,494)  (1,423,543)    (2,671,444)
                                              -----------  -----------  -----------  -----------   -----------   -----------
    Net Increase (Decrease) from Capital
     Share Transactions......................     597,019      919,624       29,967      893,486    1,358,018      1,559,582
                                              -----------  -----------  -----------  -----------   -----------   -----------
    Total Increase (Decrease) in Net
     Assets..................................   1,583,454      904,822    1,678,155      932,923    3,385,342      1,684,385
NET ASSETS
  Beginning of Period........................   8,068,289    7,163,467   12,613,185   11,680,262   14,960,159     13,275,774
                                              -----------  -----------  -----------  -----------   -----------   -----------
  End of Period.............................. $ 9,651,743  $ 8,068,289  $14,291,340  $12,613,185  $18,345,501    $14,960,159
                                              ===========  ===========  ===========  ===========   ===========   ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued..............................      68,077       99,453       44,747       94,286      130,428        221,794
  Shares Issued in Lieu of Cash
   Distributions.............................      13,315       18,127       14,108       17,740       11,099         22,712
  Shares Redeemed............................     (56,715)     (70,370)     (58,128)     (79,957)     (72,342)      (154,875)
                                              -----------  -----------  -----------  -----------   -----------   -----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed.....................      24,677       47,210          727       32,069       69,185         89,631
                                              ===========  ===========  ===========  ===========   ===========   ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)..................................... $     3,863  $     1,417  $     3,460  $    (1,771) $    19,633    $    33,644

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)


                                       U.S. CORE EQUITY 2 PORTFOLIO U.S. VECTOR EQUITY PORTFOLIO U.S. SMALL CAP PORTFOLIO
                                       ---------------------------  ---------------------------  ------------------------
                                       SIX MONTHS         YEAR      SIX MONTHS        YEAR       SIX MONTHS       YEAR
                                          ENDED          ENDED         ENDED         ENDED          ENDED        ENDED
                                        APRIL 30,       OCT. 31,     APRIL 30,      OCT. 31,      APRIL 30,     OCT. 31,
                                          2017            2016         2017           2016          2017          2016
                                       -----------    -----------   -----------     ----------   -----------  -----------
                                       (UNAUDITED)                  (UNAUDITED)                  (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)........ $   153,392    $   293,351   $   29,282     $   59,961    $    82,657  $   135,557
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.......      60,806        110,911       63,503        103,375        468,794      362,082
    Futures...........................      12,375         16,424        2,950          3,911         11,882       18,220
    In-Kind Redemptions...............          --             --           --             --        125,200           --
  Change in Unrealized
   Appreciation (Depreciation) of:
    Investment Securities.............   2,303,338        180,375      527,084        (37,035)     1,581,604       11,454
    Futures...........................       4,911         (3,630)       1,125           (835)         6,700       (4,290)
                                        -----------   -----------   ----------      ----------   -----------  -----------
     Net Increase (Decrease) in
      Net Assets Resulting from
      Operations......................   2,534,822        597,431      623,944        129,377      2,276,837      523,023
                                        -----------   -----------   ----------      ----------   -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares........    (158,282)      (281,321)     (25,944)       (59,624)       (79,187)    (133,998)
  Net Short-Term Gains:
    Institutional Class Shares........          --             --         (202)            --        (12,822)      (1,951)
  Net Long-Term Gains:
    Institutional Class Shares........    (122,469)      (296,061)    (101,959)      (119,588)      (343,192)    (503,176)
                                        -----------   -----------   ----------      ----------   -----------  -----------
     Total Distributions..............    (280,751)      (577,382)    (128,105)      (179,212)      (435,201)    (639,125)
                                        -----------   -----------   ----------      ----------   -----------  -----------
Capital Share Transactions (1):
  Shares Issued.......................   2,238,177      3,614,827      477,722        802,042      2,209,997    3,878,897
  Shares Issued in Lieu of Cash
   Distributions......................     277,642        569,820      126,559        177,958        412,088      601,644
  Shares Redeemed.....................  (1,362,577)    (2,554,214)    (481,201)      (759,047)    (1,720,682)  (2,003,782)
                                        -----------   -----------   ----------      ----------   -----------  -----------
     Net Increase (Decrease) from
      Capital Share Transactions......   1,153,242      1,630,433      123,080        220,953        901,403    2,476,759
                                        -----------   -----------   ----------      ----------   -----------  -----------
     Total Increase (Decrease) in
      Net Assets......................   3,407,313      1,650,482      618,919        171,118      2,743,039    2,360,657
NET ASSETS
  Beginning of Period.................  16,851,046     15,200,564    3,822,647      3,651,529     12,977,199   10,616,542
                                        -----------   -----------   ----------      ----------   -----------  -----------
  End of Period....................... $20,258,359    $16,851,046   $4,441,566     $3,822,647    $15,720,238  $12,977,199
                                        ===========   ===========   ==========      ==========   ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.......................     118,199        220,326       26,894         53,015         65,150      133,904
  Shares Issued in Lieu of Cash
   Distributions......................      14,719         34,541        7,127         11,617         12,070       20,883
  Shares Redeemed.....................     (72,236)      (155,064)     (27,156)       (49,773)       (50,910)     (68,437)
                                        -----------   -----------   ----------      ----------   -----------  -----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed........................      60,682         99,803        6,865         14,859         26,310       86,350
                                        ===========   ===========   ==========      ==========   ===========  ===========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME)............ $    21,824    $    26,714   $    3,488     $      150    $     6,208  $     2,738

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                    DFA REAL ESTATE SECURITIES LARGE CAP INTERNATIONAL
                                           U.S. MICRO CAP PORTFOLIO        PORTFOLIO                  PORTFOLIO
                                           ----------------------   -------------------------  ----------------------
                                           SIX MONTHS      YEAR     SIX MONTHS       YEAR      SIX MONTHS     YEAR
                                              ENDED       ENDED        ENDED        ENDED         ENDED      ENDED
                                            APRIL 30,    OCT. 31,    APRIL 30,     OCT. 31,     APRIL 30,   OCT. 31,
                                              2017         2016        2017          2016         2017        2016
                                           -----------  ----------  -----------  -----------   ----------- ----------
                                           (UNAUDITED)              (UNAUDITED)                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............ $   22,971   $   43,562  $  161,857   $   221,443   $   48,975  $   95,056
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........    283,979      265,995     (21,717)       90,717       11,853      40,972
    Futures...............................      6,138        4,507       5,170         6,786        1,906       2,587
    Foreign Currency Transactions.........         --           --          --            --         (899)       (670)
    Forward Currency Contracts............         --           --          --            --           --          (1)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................    652,854      (93,832)    118,073       133,266      346,444    (163,381)
    Futures...............................      2,384       (1,662)      2,226        (1,518)       1,452        (870)
    Translation of Foreign Currency
     Denominated Amounts..................         --           --          --            --          346        (284)
                                           ----------   ----------  ----------   -----------   ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    968,326      218,570     265,609       450,694      410,077     (26,591)
                                           ----------   ----------  ----------   -----------   ----------  ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares............    (23,292)     (43,417)   (131,338)     (199,996)     (37,058)    (92,122)
  Net Long-Term Gains:
    Institutional Class Shares............   (255,837)    (267,818)    (66,384)           --           --          --
                                           ----------   ----------  ----------   -----------   ----------  ----------
     Total Distributions..................   (279,129)    (311,235)   (197,722)     (199,996)     (37,058)    (92,122)
                                           ----------   ----------  ----------   -----------   ----------  ----------
Capital Share Transactions (1):
  Shares Issued...........................    399,886      728,237     988,165     1,324,786      524,774   1,137,696
  Shares Issued in Lieu of Cash
   Distributions..........................    257,672      288,388     150,349       180,508       32,993      81,307
  Shares Redeemed.........................   (619,149)    (802,728)   (577,797)   (1,049,004)    (327,854)   (722,849)
                                           ----------   ----------  ----------   -----------   ----------  ----------
     Net Increase (Decrease) from
      Capital Share Transactions..........     38,409      213,897     560,717       456,290      229,913     496,154
                                           ----------   ----------  ----------   -----------   ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    727,606      121,232     628,604       706,988      602,932     377,441
NET ASSETS
  Beginning of Period.....................  5,128,323    5,007,091   7,260,180     6,553,192    3,527,775   3,150,334
                                           ----------   ----------  ----------   -----------   ----------  ----------
  End of Period........................... $5,855,929   $5,128,323  $7,888,784   $ 7,260,180   $4,130,707  $3,527,775
                                           ==========   ==========  ==========   ===========   ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...........................     19,385       41,740      28,668        38,318       26,098      59,417
  Shares Issued in Lieu of Cash
   Distributions..........................     12,269       16,256       4,456         5,269        1,650       4,282
  Shares Redeemed.........................    (29,748)     (45,482)    (16,848)      (30,405)     (16,281)    (37,696)
                                           ----------   ----------  ----------   -----------   ----------  ----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................      1,906       12,514      16,276        13,182       11,467      26,003
                                           ==========   ==========  ==========   ===========   ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)....................... $    1,497   $    1,818  $   69,541   $    39,022   $   23,646  $   11,729

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                            INTERNATIONAL CORE        INTERNATIONAL SMALL      GLOBAL SMALL
                                             EQUITY PORTFOLIO          COMPANY PORTFOLIO     COMPANY PORTFOLIO
                                         ------------------------  ------------------------  -----------------
                                                                                                  PERIOD
                                         SIX MONTHS       YEAR     SIX MONTHS       YEAR         JAN. 18,
                                            ENDED        ENDED        ENDED        ENDED        2017 (A) TO
                                          APRIL 30,     OCT. 31,    APRIL 30,     OCT. 31,       APRIL 30,
                                            2017          2016        2017          2016           2017
                                         -----------  -----------  -----------  -----------  -----------------
                                         (UNAUDITED)               (UNAUDITED)                  (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......... $   233,747  $   431,691  $   119,081  $   238,233       $    32
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..........     (44,503)     (84,212)     117,973      261,664            12
   Futures..............................      14,372       19,275        5,651       17,796            (1)
   Foreign Currency Transactions........      (4,031)         (72)      (2,047)         673            --
   Forward Currency Contracts...........          --           (3)          --           --            --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency............................   1,942,368       (7,083)   1,071,748       13,423            (2)
   Affiliated Investment Companies
    Shares..............................          --           --           --           --           347
   Futures..............................       4,105       (2,948)       4,157       (2,771)           --
   Translation of Foreign Currency
    Denominated Amounts.................       1,680       (1,251)       1,021         (814)           --
                                         -----------  -----------  -----------  -----------       -------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.........................   2,147,738      355,397    1,317,584      528,204           388
                                         -----------  -----------  -----------  -----------       -------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...........    (155,915)    (387,589)     (83,744)    (283,791)           --
  Net Short-Term Gains:
   Institutional Class Shares...........          --           --      (18,854)          --            --
  Net Long-Term Gains:
   Institutional Class Shares...........          --           --     (251,076)    (207,859)           --
                                         -----------  -----------  -----------  -----------       -------
    Total Distributions.................    (155,915)    (387,589)    (353,674)    (491,650)           --
                                         -----------  -----------  -----------  -----------       -------
Capital Share Transactions (1):
  Shares Issued.........................   3,136,495    5,576,571    1,229,119    2,126,348        10,297
  Shares Issued in Lieu of Cash
   Distributions........................     148,004      367,352      339,989      473,837            --
  Shares Redeemed.......................  (1,243,979)  (3,349,288)    (829,151)  (1,572,870)         (215)
                                         -----------  -----------  -----------  -----------       -------
    Net Increase (Decrease) from
     Capital Share Transactions.........   2,040,520    2,594,635      739,957    1,027,315        10,082
                                         -----------  -----------  -----------  -----------       -------
    Total Increase (Decrease) in Net
     Assets.............................   4,032,343    2,562,443    1,703,867    1,063,869        10,470
NET ASSETS
  Beginning of Period...................  16,983,011   14,420,568   10,387,361    9,323,492            --
                                         -----------  -----------  -----------  -----------       -------
  End of Period......................... $21,015,354  $16,983,011  $12,091,228  $10,387,361       $10,470
                                         ===========  ===========  ===========  ===========       =======
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................     260,067      500,176       67,541      124,163         1,012
  Shares Issued in Lieu of Cash
   Distributions........................      12,584       33,144       19,964       27,874            --
  Shares Redeemed.......................    (103,648)    (300,515)     (46,228)     (92,160)          (21)
                                         -----------  -----------  -----------  -----------       -------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed...........................     169,003      232,805       41,277       59,877           991
                                         ===========  ===========  ===========  ===========       =======
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)..................... $   127,061  $    49,229  $    16,467  $   (18,870)      $    32

                                            JAPANESE SMALL
                                           COMPANY PORTFOLIO
                                         --------------------

                                         SIX MONTHS    YEAR
                                            ENDED     ENDED
                                          APRIL 30,  OCT. 31,
                                            2017       2016
                                         ----------- --------
                                         (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........  $  4,975   $  7,013
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..........     4,995     20,065
   Futures..............................        --         --
   Foreign Currency Transactions........      (381)       326
   Forward Currency Contracts...........        --         --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency............................    23,816     33,546
   Affiliated Investment Companies
    Shares..............................        --         --
   Futures..............................         1         --
   Translation of Foreign Currency
    Denominated Amounts.................       115       (100)
                                          --------   --------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.........................    33,521     60,850
                                          --------   --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...........    (9,568)    (6,534)
  Net Short-Term Gains:
   Institutional Class Shares...........        --         --
  Net Long-Term Gains:
   Institutional Class Shares...........        --         --
                                          --------   --------
    Total Distributions.................    (9,568)    (6,534)
                                          --------   --------
Capital Share Transactions (1):
  Shares Issued.........................    57,453     50,775
  Shares Issued in Lieu of Cash
   Distributions........................     8,825      6,058
  Shares Redeemed.......................   (60,573)   (65,733)
                                          --------   --------
    Net Increase (Decrease) from
     Capital Share Transactions.........     5,705     (8,900)
                                          --------   --------
    Total Increase (Decrease) in Net
     Assets.............................    29,658     45,416
NET ASSETS
  Beginning of Period...................   509,413    463,997
                                          --------   --------
  End of Period.........................  $539,071   $509,413
                                          ========   ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................     2,502      2,413
  Shares Issued in Lieu of Cash
   Distributions........................       401        298
  Shares Redeemed.......................    (2,690)    (3,255)
                                          --------   --------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed...........................       213       (544)
                                          ========   ========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME).....................  $ (2,191)  $  2,402

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, , $0 and $0, respectively.
(a)The Portfolio commenced operations on January 18, 2017.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                ASIA PACIFIC SMALL COMPANY UNITED KINGDOM SMALL  CONTINENTAL SMALL COMPANY
                                                      PORTFOLIO              COMPANY PORTFOLIO         PORTFOLIO
                                                -------------------------  --------------------  ------------------------
                                                SIX MONTHS       YEAR      SIX MONTHS    YEAR    SIX MONTHS      YEAR
                                                   ENDED        ENDED         ENDED     ENDED       ENDED       ENDED
                                                 APRIL 30,     OCT. 31,     APRIL 30,  OCT. 31,   APRIL 30,    OCT. 31,
                                                   2017          2016         2017       2016       2017         2016
                                                -----------    --------    ----------- --------  -----------   --------
                                                (UNAUDITED)                (UNAUDITED)           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................  $  3,366      $  8,007      $   651   $  1,302   $  3,158     $  6,325
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................     4,278        (4,191)         559      2,090      3,117        6,536
    Futures....................................        --            --           --         --         --           50
    Foreign Currency Transactions..............       (76)           49           (3)       (25)        29          (31)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................     4,656        30,333        6,241     (8,433)    52,027        5,988
    Futures....................................        --            --           --         --         --            2
    Translation of Foreign Currency
     Denominated Amounts.......................        (3)            4            8         (2)         6           (3)
                                                 --------       --------     -------   --------   --------      --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................    12,221        34,202        7,456     (5,068)    58,337       18,867
                                                 --------       --------     -------   --------   --------      --------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................    (8,894)       (7,760)        (630)    (1,389)    (1,109)      (6,377)
  Net Long-Term Gains:
    Institutional Class Shares.................        --            --       (1,684)    (1,632)        --           --
                                                 --------       --------     -------   --------   --------      --------
     Total Distributions.......................    (8,894)       (7,760)      (2,314)    (3,021)    (1,109)      (6,377)
                                                 --------       --------     -------   --------   --------      --------
Capital Share Transactions (1):
  Shares Issued................................    25,449        30,200       10,877     12,964     45,985       68,569
  Shares Issued in Lieu of Cash
   Distributions...............................     8,101         6,990        2,019      2,476        992        4,981
  Shares Redeemed..............................    (5,666)      (12,327)      (7,260)   (10,665)    (9,805)     (71,947)
                                                 --------       --------     -------   --------   --------      --------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    27,884        24,863        5,636      4,775     37,172        1,603
                                                 --------       --------     -------   --------   --------      --------
     Total Increase (Decrease) in Net
      Assets...................................    31,211        51,305       10,778     (3,314)    94,400       14,093
NET ASSETS
  Beginning of Period..........................   251,575       200,270       32,323     35,637    292,117      278,024
                                                 --------       --------     -------   --------   --------      --------
  End of Period................................  $282,786      $251,575      $43,101   $ 32,323   $386,517     $292,117
                                                 ========       ========     =======   ========   ========      ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued................................     1,198         1,570          391        473      2,091        3,363
  Shares Issued in Lieu of Cash
   Distributions...............................       408           387           76         78         46          249
  Shares Redeemed..............................      (273)         (637)        (261)      (367)      (446)      (3,414)
                                                 --------       --------     -------   --------   --------      --------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     1,333         1,320          206        184      1,691          198
                                                 ========       ========     =======   ========   ========      ========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)............................  $ (5,017)     $    511      $   220   $    199   $  2,276     $    227

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                               DFA INTERNATIONAL REAL      DFA GLOBAL REAL ESTATE   DFA INTERNATIONAL SMALL
                                               ESTATE SECURITIES PORTFOLIO  SECURITIES PORTFOLIO      CAP VALUE PORTFOLIO
                                               --------------------------  ----------------------  ------------------------
                                               SIX MONTHS       YEAR       SIX MONTHS     YEAR     SIX MONTHS       YEAR
                                                  ENDED        ENDED          ENDED      ENDED        ENDED        ENDED
                                                APRIL 30,     OCT. 31,      APRIL 30,   OCT. 31,    APRIL 30,     OCT. 31,
                                                  2017          2016          2017        2016        2017          2016
                                               -----------    ----------   ----------- ----------  -----------  -----------
                                               (UNAUDITED)                 (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................ $   85,554    $  143,130    $  198,580  $  110,990  $   119,691  $   294,075
  Capital Gain Distributions Received from
   Affiliated Investment Companies............         --            --        14,569          --           --           --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*................    (24,204)       (1,596)          426      14,561      306,161      414,975
   Affiliated Investment Companies Shares
    Sold......................................         --            --        (1,562)         --           --           --
   Futures....................................      3,760         4,432           222         757        8,861       29,217
   Foreign Currency Transactions..............       (253)          540             3           7       (4,809)       7,305
   Forward Currency Contracts.................         --            48            --          --           --           27
   In-Kind Redemptions........................         --            --            --          --           --       29,398
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency..................................    104,882      (118,705)      (29,277)     61,152    1,265,279     (242,603)
   Futures....................................        553          (304)           --          --        4,697       (3,458)
   Translation of Foreign Currency
    Denominated Amounts.......................        404          (367)           --          --        1,606       (1,796)
                                               ----------     ----------   ----------  ----------  -----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations................    170,696        27,178       182,961     187,467    1,701,486      527,140
                                               ----------     ----------   ----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.................   (326,892)      (60,576)     (227,401)    (97,767)    (107,330)    (381,199)
  Net Short-Term Gains:
   Institutional Class Shares.................         --            --        (2,070)         --       (3,853)          --
  Net Long-Term Gains:
   Institutional Class Shares.................         --            --       (13,530)         --     (410,189)    (182,540)
                                               ----------     ----------   ----------  ----------  -----------  -----------
    Total Distributions.......................   (326,892)      (60,576)     (243,001)    (97,767)    (521,372)    (563,739)
                                               ----------     ----------   ----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...............................    862,926     1,062,437     1,202,240   1,524,272    1,046,052    2,066,905
  Shares Issued in Lieu of Cash Distributions.    320,016        60,055       233,500      93,708      465,554      508,968
  Shares Redeemed.............................   (459,113)     (447,563)     (688,828)   (878,641)  (1,138,746)  (2,107,120)
                                               ----------     ----------   ----------  ----------  -----------  -----------
    Net Increase (Decrease) from Capital
     Share Transactions.......................    723,829       674,929       746,912     739,339      372,860      468,753
                                               ----------     ----------   ----------  ----------  -----------  -----------
    Total Increase (Decrease) in Net Assets...    567,633       641,531       686,872     829,039    1,552,974      432,154
NET ASSETS
  Beginning of Period.........................  4,181,623     3,540,092     4,888,955   4,059,916   13,009,729   12,577,575
                                               ----------     ----------   ----------  ----------  -----------  -----------
  End of Period............................... $4,749,256    $4,181,623    $5,575,827  $4,888,955  $14,562,703  $13,009,729
                                               ==========     ==========   ==========  ==========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...............................    179,011       201,532       114,249     139,784       52,904      113,522
  Shares Issued in Lieu of Cash Distributions.     69,418        12,306        23,234       9,151       24,659       28,063
  Shares Redeemed.............................    (95,836)      (85,422)      (65,979)    (81,345)     (57,953)    (115,085)
                                               ----------     ----------   ----------  ----------  -----------  -----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed......................    152,593       128,416        71,504      67,590       19,610       26,500
                                               ==========     ==========   ==========  ==========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)...................................... $ (389,673)   $ (148,335)   $   32,402  $   61,223  $   (27,590) $   (39,951)

----------
* Net of foreign capital gain taxes withheld of $0, $92, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                        INTERNATIONAL VECTOR EQUITY  WORLD EX U.S. VALUE  WORLD EX U.S. TARGETED
                                                               PORTFOLIO                  PORTFOLIO          VALUE PORTFOLIO
                                                        --------------------------  --------------------  ---------------------
                                                        SIX MONTHS       YEAR       SIX MONTHS    YEAR    SIX MONTHS     YEAR
                                                           ENDED        ENDED          ENDED     ENDED       ENDED      ENDED
                                                         APRIL 30,     OCT. 31,      APRIL 30,  OCT. 31,   APRIL 30,   OCT. 31,
                                                           2017          2016          2017       2016       2017        2016
                                                        -----------    ----------   ----------- --------  ----------- ---------
                                                        (UNAUDITED)                 (UNAUDITED)           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)......................... $   23,134    $   46,551     $  2,261   $  5,412   $  2,346   $   5,264
  Capital Gain Distributions Received from Affiliated
   Investment Companies................................         --            --          653        256         --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.........................       (658)        4,157         (821)    (2,948)     5,191       6,843
   Futures.............................................        158           182          125        112         --          --
   Foreign Currency Transactions.......................       (394)          127          (32)        85        (54)        124
   Forward Currency Contracts..........................         --           (44)          --         --         --           8
  Change in Unrealized Appreciation (Depreciation)
   of:
   Investment Securities and Foreign Currency..........    212,999        16,206       20,446      7,285     35,582       5,177
   Affiliated Investment Companies Shares..............         --            --         (148)       148         --          --
   Futures.............................................         --            --           73        (19)        --          --
   Translation of Foreign Currency Denominated
    Amounts............................................        196          (165)          13        (11)        22         (20)
                                                        ----------     ----------    --------   --------   --------   ---------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations.........................    235,435        67,014       22,570     10,320     43,087      17,396
                                                        ----------     ----------    --------   --------   --------   ---------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..........................    (15,044)      (43,651)      (1,984)    (5,358)    (1,634)     (4,374)
  Net Long-Term Gains:
   Institutional Class Shares..........................     (4,041)       (5,716)          --         --         --          --
                                                        ----------     ----------    --------   --------   --------   ---------
    Total Distributions................................    (19,085)      (49,367)      (1,984)    (5,358)    (1,634)     (4,374)
                                                        ----------     ----------    --------   --------   --------   ---------
Capital Share Transactions (1):
  Shares Issued........................................    239,341       688,513       14,483     47,689     66,773     164,346
  Shares Issued in Lieu of Cash Distributions..........     18,907        48,918        1,983      5,353      1,633       4,371
  Shares Redeemed......................................   (136,841)     (493,518)      (8,323)   (25,151)   (12,931)   (128,258)
                                                        ----------     ----------    --------   --------   --------   ---------
    Net Increase (Decrease) from Capital Share
     Transactions......................................    121,407       243,913        8,143     27,891     55,475      40,459
                                                        ----------     ----------    --------   --------   --------   ---------
    Total Increase (Decrease) in Net Assets............    337,757       261,560       28,729     32,853     96,928      53,481
NET ASSETS
  Beginning of Period..................................  1,856,474     1,594,914      188,154    155,301    281,212     227,731
                                                        ----------     ----------    --------   --------   --------   ---------
  End of Period........................................ $2,194,231    $1,856,474     $216,883   $188,154   $378,140   $ 281,212
                                                        ==========     ==========    ========   ========   ========   =========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued........................................     21,319        68,056        1,369      5,184      5,247      15,218
  Shares Issued in Lieu of Cash Distributions..........      1,750         4,797          187        562        133         392
  Shares Redeemed......................................    (12,250)      (48,877)        (781)    (2,605)    (1,017)    (12,154)
                                                        ----------     ----------    --------   --------   --------   ---------
    Net Increase (Decrease) from Shares Issued
     and Redeemed......................................     10,819        23,976          775      3,141      4,363       3,456
                                                        ==========     ==========    ========   ========   ========   =========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)............................................... $   13,057    $    4,967     $  1,014   $    737   $  1,594   $     882

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $1, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                         SELECTIVELY
                                        WORLD EX U.S. CORE         WORLD CORE           HEDGED GLOBAL
                                         EQUITY PORTFOLIO       EQUITY PORTFOLIO      EQUITY PORTFOLIO
                                      ----------------------  --------------------  --------------------
                                      SIX MONTHS     YEAR     SIX MONTHS    YEAR    SIX MONTHS    YEAR
                                         ENDED      ENDED        ENDED     ENDED       ENDED     ENDED
                                       APRIL 30,   OCT. 31,    APRIL 30,  OCT. 31,   APRIL 30,  OCT. 31,
                                         2017        2016        2017       2016       2017       2016
                                      ----------- ----------  ----------- --------  ----------- --------
                                      (UNAUDITED)             (UNAUDITED)           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)....... $   20,209  $   37,861   $  3,291   $  5,949   $  2,277   $  5,406
  Capital Gain Distributions
   Received from Affiliated
   Investment Companies..............         --          --        898      1,313        894      2,164
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.......        848      (2,134)      (436)    (2,896)      (578)      (989)
   Futures...........................          2        (629)        --         --      1,472      1,760
   Foreign Currency
    Transactions.....................       (396)        189         --         --         --         --
   Forward Currency Contracts........         --          --         --         --      1,881        371
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and
    Foreign Currency.................    191,232      47,901         (1)        --         --         --
   Affiliated Investment Companies
    Shares...........................         --          --     46,422      9,340     33,263      6,150
   Futures...........................         --          --         --         --        511     (1,100)
   Translation of Foreign Currency
    Denominated Amounts..............        129        (103)        --         --         --         --
   Forward Currency Contracts........         --          --         --         --       (760)       541
                                      ----------  ----------   --------   --------   --------   --------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations......................    212,024      83,085     50,174     13,706     38,960     14,303
                                      ----------  ----------   --------   --------   --------   --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares........    (13,556)    (36,005)    (3,529)    (5,800)    (6,477)    (6,333)
  Net Short-Term Gains:
   Institutional Class Shares........         --          --        (67)        --       (260)      (115)
  Net Long-Term Gains:
   Institutional Class Shares........         --          --     (1,231)      (132)    (2,369)      (620)
                                      ----------  ----------   --------   --------   --------   --------
    Total Distributions..............    (13,556)    (36,005)    (4,827)    (5,932)    (9,106)    (7,068)
                                      ----------  ----------   --------   --------   --------   --------
Capital Share Transactions (1):
  Shares Issued......................    483,217     729,178     51,639    189,580     35,850     77,521
  Shares Issued in Lieu of Cash
   Distributions.....................     13,008      34,930      4,683      5,702      9,105      7,066
  Shares Redeemed....................   (161,617)   (325,571)   (22,745)   (35,482)   (26,920)   (47,024)
                                      ----------  ----------   --------   --------   --------   --------
    Net Increase (Decrease) from
     Capital Share
     Transactions....................    334,608     438,537     33,577    159,800     18,035     37,563
                                      ----------  ----------   --------   --------   --------   --------
    Total Increase (Decrease) in
     Net Assets......................    533,076     485,617     78,924    167,574     47,889     44,798
NET ASSETS
  Beginning of Period................  1,656,445   1,170,828    370,229    202,655    289,904    245,106
                                      ----------  ----------   --------   --------   --------   --------
  End of Period...................... $2,189,521  $1,656,445   $449,153   $370,229   $337,793   $289,904
                                      ==========  ==========   ========   ========   ========   ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued......................     47,443      78,713      3,710     14,944      2,478      6,131
  Shares Issued in Lieu of Cash
   Distributions.....................      1,305       3,690        340        451        649        552
  Shares Redeemed....................    (15,931)    (34,710)    (1,620)    (2,883)    (1,867)    (3,623)
                                      ----------  ----------   --------   --------   --------   --------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed........................     32,817      47,693      2,430     12,512      1,260      3,060
                                      ==========  ==========   ========   ========   ========   ========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME)........... $   10,827  $    4,174   $    (33)  $    205   $     45   $  4,245

                                          EMERGING MARKETS
                                             PORTFOLIO
                                      -----------------------
                                      SIX MONTHS      YEAR
                                         ENDED       ENDED
                                       APRIL 30,    OCT. 31,
                                         2017         2016
                                      ----------- -----------
                                      (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)....... $   30,239  $    90,681
  Capital Gain Distributions
   Received from Affiliated
   Investment Companies..............         --           --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.......    (19,102)    (105,635)
   Futures...........................      2,394        5,655
   Foreign Currency
    Transactions.....................        114          955
   Forward Currency Contracts........         --           --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and
    Foreign Currency.................    467,837      506,131
   Affiliated Investment Companies
    Shares...........................         --           --
   Futures...........................      1,766         (263)
   Translation of Foreign Currency
    Denominated Amounts..............        (57)         204
   Forward Currency Contracts........         --           --
                                      ----------  -----------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations......................    483,191      497,728
                                      ----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares........    (27,413)     (89,527)
  Net Short-Term Gains:
   Institutional Class Shares........         --           --
  Net Long-Term Gains:
   Institutional Class Shares........         --           --
                                      ----------  -----------
    Total Distributions..............    (27,413)     (89,527)
                                      ----------  -----------
Capital Share Transactions (1):
  Shares Issued......................    717,234    1,428,054
  Shares Issued in Lieu of Cash
   Distributions.....................     25,783       83,981
  Shares Redeemed....................   (426,075)  (1,326,366)
                                      ----------  -----------
    Net Increase (Decrease) from
     Capital Share
     Transactions....................    316,942      185,669
                                      ----------  -----------
    Total Increase (Decrease) in
     Net Assets......................    772,720      593,870
NET ASSETS
  Beginning of Period................  4,915,400    4,321,530
                                      ----------  -----------
  End of Period...................... $5,688,120  $ 4,915,400
                                      ==========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued......................     29,829       67,596
  Shares Issued in Lieu of Cash
   Distributions.....................      1,130        3,805
  Shares Redeemed....................    (17,522)     (62,542)
                                      ----------  -----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed........................     13,437        8,859
                                      ==========  ===========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME)........... $    6,345  $     3,519

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                           EMERGING MARKETS SMALL   EMERGING MARKETS VALUE     EMERGING MARKETS CORE
                                                CAP PORTFOLIO              PORTFOLIO             EQUITY PORTFOLIO
                                           ----------------------  ------------------------  ------------------------
                                           SIX MONTHS     YEAR     SIX MONTHS       YEAR     SIX MONTHS       YEAR
                                              ENDED      ENDED        ENDED        ENDED        ENDED        ENDED
                                            APRIL 30,   OCT. 31,    APRIL 30,     OCT. 31,    APRIL 30,     OCT. 31,
                                              2017        2016        2017          2016        2017          2016
                                           ----------- ----------  -----------  -----------  -----------  -----------
                                           (UNAUDITED)             (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............ $   39,744  $  120,203  $   100,731  $   342,874  $   124,133  $   351,450
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........     16,761     141,742     (434,056)     (77,435)    (114,322)    (342,991)
    Futures...............................      3,141       4,016        8,408       11,373       14,114       30,116
    Foreign Currency Transactions.........        755         338        3,586        3,728       (2,003)        (539)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................    535,791     394,050    2,175,373    1,954,176    1,890,406    2,038,618
    Futures...............................        753         286        3,185         (391)       6,261       (3,447)
    Translation of Foreign Currency
     Denominated Amounts..................        (68)        579          (50)          46          (67)         726
                                           ----------  ----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    596,877     661,214    1,857,177    2,234,371    1,918,522    2,073,933
                                           ----------  ----------  -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
    Class R2 Shares.......................         --          --         (481)      (2,365)          --           --
    Institutional Class Shares............    (68,331)   (124,387)     (82,854)    (436,707)     (91,137)    (349,434)
  Net Short-Term Gains:
    Institutional Class Shares............    (10,357)         --           --           --           --           --
  Net Long-Term Gains:
    Institutional Class Shares............   (117,099)    (36,697)          --           --           --           --
                                           ----------  ----------  -----------  -----------  -----------  -----------
     Total Distributions..................   (195,787)   (161,084)     (83,335)    (439,072)     (91,137)    (349,434)
                                           ----------  ----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...........................    991,103     913,984    1,431,254    2,821,337    3,199,981    6,091,963
  Shares Issued in Lieu of Cash
   Distributions..........................    184,642     151,141       78,194      416,149       85,701      328,562
  Shares Redeemed.........................   (532,247)   (950,920)  (1,713,432)  (3,539,505)  (1,526,603)  (4,288,936)
                                           ----------  ----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) from
      Capital Share Transactions..........    643,498     114,205     (203,984)    (302,019)   1,759,079    2,131,589
                                           ----------  ----------  -----------  -----------  -----------  -----------
     Total Increase (Decrease) in Net
      Assets..............................  1,044,588     614,335    1,569,858    1,493,280    3,586,464    3,856,088
NET ASSETS
  Beginning of Period.....................  5,459,509   4,845,174   16,402,244   14,908,964   18,712,966   14,856,878
                                           ----------  ----------  -----------  -----------  -----------  -----------
  End of Period........................... $6,504,097  $5,459,509  $17,972,102  $16,402,244  $22,299,430  $18,712,966
                                           ==========  ==========  ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...........................     50,712      49,652       55,568      133,176      171,898      379,414
  Shares Issued in Lieu of Cash
   Distributions..........................      9,970       8,492        3,234       19,311        4,888       19,496
  Shares Redeemed.........................    (26,886)    (52,089)     (66,810)    (163,363)     (83,180)    (265,600)
                                           ----------  ----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................     33,796       6,055       (8,008)     (10,876)      93,606      133,310
                                           ==========  ==========  ===========  ===========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)....................... $  (16,108) $   12,479  $   (31,904) $   (49,300) $    44,770  $    11,774

----------
* Net of foreign capital gain taxes withheld of $0, $68, $144, $144, $0 and $53, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                                         --------------------------------------------------------------

                                                         SIX MONTHS      YEAR      YEAR      YEAR      YEAR      YEAR
                                                            ENDED       ENDED     ENDED     ENDED     ENDED     ENDED
                                                          APRIL 30,    OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                            2017         2016      2015      2014      2013      2012
-------------------------------------------------------------------------------------------------------------------------
                                                         (UNAUDITED)
Net Asset Value, Beginning of Period....................  $  12.22     $  12.54  $  13.65  $  11.70  $   9.29  $   8.15
                                                          --------     --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................      0.07         0.10      0.07      0.07      0.07      0.07
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................      1.54         0.45      0.53      1.94      2.42      1.20
                                                          --------     --------  --------  --------  --------  --------
   Total from Investment Operations.....................      1.61         0.55      0.60      2.01      2.49      1.27
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................     (0.07)       (0.08)    (0.05)    (0.06)    (0.08)    (0.13)
  Net Realized Gains....................................     (0.36)       (0.79)    (1.66)       --        --        --
                                                          --------     --------  --------  --------  --------  --------
   Total Distributions..................................     (0.43)       (0.87)    (1.71)    (0.06)    (0.08)    (0.13)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........................  $  13.40     $  12.22  $  12.54  $  13.65  $  11.70  $   9.29
======================================================== ===========   ========  ========  ========  ========  ========
Total Return............................................     13.33%(D)     4.75%     5.25%    17.18%    26.99%    15.84%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...................  $256,350     $238,413  $203,641  $216,719  $212,840  $190,011
Ratio of Expenses to Average Net Assets.................      0.22%(E)     0.23%     0.24%     0.23%     0.24%     0.25%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor and Fees Paid
 Indirectly)............................................      0.23%(E)     0.24%     0.24%     0.23%     0.24%     0.25%
Ratio of Net Investment Income to Average Net Assets....      1.13%(E)     0.80%     0.53%     0.55%     0.63%     0.80%
Portfolio Turnover Rate.................................        92%(D)      119%      223%      202%      139%       76%
-------------------------------------------------------------------------------------------------------------------------

                                                                        U.S. LARGE CAP EQUITY PORTFOLIO
                                                         ------------------------------------------------------
                                                                                                          PERIOD
                                                          SIX MONTHS      YEAR      YEAR      YEAR       JUNE 25,
                                                             ENDED       ENDED     ENDED     ENDED      2013(A) TO
                                                           APRIL 30,    OCT. 31,  OCT. 31,  OCT. 31,     OCT. 31,
                                                             2017         2016      2015      2014         2013
----------------------------------------------------------------------------------------------------------------------
                                                          (UNAUDITED)
Net Asset Value, Beginning of Period.................... $    13.06     $  12.86  $  12.65  $  11.07   $  10.00
                                                         ----------     --------  --------  --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................       0.12         0.25      0.23      0.21       0.06
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................       1.71         0.19      0.21      1.57       1.04
                                                         ----------     --------  --------  --------   --------
   Total from Investment Operations.....................       1.83         0.44      0.44      1.78       1.10
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................      (0.13)       (0.24)    (0.21)    (0.20)     (0.03)
  Net Realized Gains....................................         --           --     (0.02)       --         --
                                                         ----------     --------  --------  --------   --------
   Total Distributions..................................      (0.13)       (0.24)    (0.23)    (0.20)     (0.03)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......................... $    14.76     $  13.06  $  12.86  $  12.65   $  11.07
======================================================== ===========    ========  ========  ========  ==========
Total Return............................................      14.08%(D)     3.51%     3.49%    16.19%     11.01%(D)
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................... $1,041,213     $851,323  $699,144  $274,955   $135,407
Ratio of Expenses to Average Net Assets.................       0.17%(E)     0.18%     0.19%     0.19%      0.19%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor and Fees Paid
 Indirectly)............................................       0.17%(E)     0.17%     0.19%     0.20%      0.25%(C)(E)
Ratio of Net Investment Income to Average Net Assets....       1.77%(E)     1.99%     1.77%     1.75%      1.58%(C)(E)
Portfolio Turnover Rate.................................          9%(D)       12%       12%        1%         0%(D)
----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                     U.S. LARGE CAP VALUE PORTFOLIO
                                                             -------------------------------------------------------------------
                                                               SIX MONTHS        YEAR         YEAR         YEAR         YEAR
                                                                  ENDED         ENDED        ENDED        ENDED        ENDED
                                                                APRIL 30,      OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                                  2017           2016         2015         2014         2013
---------------------------------------------------------------------------------------------------------------------------------
                                                               (UNAUDITED)
Net Asset Value, Beginning of Period........................ $     32.63     $     33.27  $     33.75  $     29.72  $     22.34
                                                             -----------     -----------  -----------  -----------  -----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.35            0.70         0.69         0.56         0.47
 Net Gains (Losses) on Securities (Realized and Unrealized).        4.57            0.71        (0.32)        4.02         7.38
                                                             -----------     -----------  -----------  -----------  -----------
   Total from Investment Operations.........................        4.92            1.41         0.37         4.58         7.85
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.32)          (0.70)       (0.66)       (0.55)       (0.47)
 Net Realized Gains.........................................       (0.82)          (1.35)       (0.19)          --           --
                                                             -----------     -----------  -----------  -----------  -----------
   Total Distributions......................................       (1.14)          (2.05)       (0.85)       (0.55)       (0.47)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $     36.41     $     32.63  $     33.27  $     33.75  $     29.72
===========================================================  ===========     ===========  ===========  ===========  ===========
Total Return................................................       15.19%(D)        4.58%        1.16%       15.49%       35.52%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $21,054,092     $17,673,253  $15,807,935  $15,146,981  $11,963,072
Ratio of Expenses to Average Net Assets (B).................        0.27%(E)        0.27%        0.27%        0.27%        0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B).............................        0.37%(E)        0.37%        0.30%        0.27%        0.27%
Ratio of Net Investment Income to Average Net Assets........        1.97%(E)        2.24%        2.04%        1.75%        1.82%
---------------------------------------------------------------------------------------------------------------------------------

                                                             -----------
                                                                YEAR
                                                               ENDED
                                                              OCT. 31,
                                                                2012
------------------------------------------------------------------------

Net Asset Value, Beginning of Period........................ $    19.29
                                                             ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.41
 Net Gains (Losses) on Securities (Realized and Unrealized).       3.04
                                                             ----------
   Total from Investment Operations.........................       3.45
------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.40)
 Net Realized Gains.........................................         --
                                                             ----------
   Total Distributions......................................      (0.40)
------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    22.34
===========================================================  ==========
Total Return................................................      18.14%
------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $8,334,585
Ratio of Expenses to Average Net Assets (B).................       0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B).............................       0.27%
Ratio of Net Investment Income to Average Net Assets........       1.99%
------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     U.S. TARGETED VALUE PORTFOLIO-CLASS R1 SHARES
                                                              ----------------------------------------------------------
                                                              SIX MONTHS      YEAR     YEAR      YEAR     YEAR     YEAR
                                                                 ENDED       ENDED    ENDED     ENDED    ENDED    ENDED
                                                               APRIL 30,    OCT. 31, OCT. 31,  OCT. 31, OCT. 31, OCT. 31,
                                                                 2017         2016     2015      2014     2013     2012
-------------------------------------------------------------------------------------------------------------------------
                                                              (UNAUDITED)
Net Asset Value, Beginning of Period.........................   $ 21.26     $ 21.58  $ 23.19   $ 22.63   $17.28  $ 15.32
                                                                -------     -------  -------   -------   ------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................      0.12        0.24     0.26      0.18     0.27     0.15
  Net Gains (Losses) on Securities (Realized and Unrealized).      3.39        0.60    (0.61)     1.86     6.28     2.06
                                                                -------     -------  -------   -------   ------  -------
   Total from Investment Operations..........................      3.51        0.84    (0.35)     2.04     6.55     2.21
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
-
  Net Investment Income......................................     (0.12)      (0.27)   (0.25)    (0.16)   (0.22)   (0.13)
  Net Realized Gains.........................................     (0.78)      (0.89)   (1.01)    (1.32)   (0.98)   (0.12)
                                                                -------     -------  -------   -------   ------  -------
   Total Distributions.......................................     (0.90)      (1.16)   (1.26)    (1.48)   (1.20)   (0.25)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................   $ 23.87     $ 21.26  $ 21.58   $ 23.19   $22.63  $ 17.28
============================================================= ===========   ======== ========  ======== ======== ========
Total Return.................................................     16.47%(D)    4.21%   (1.33)%    9.47%   40.39%   14.67%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................   $53,053     $35,661  $40,159   $16,971   $9,470  $49,423
Ratio of Expenses to Average Net Assets......................      0.47%(E)    0.47%    0.47%     0.47%    0.47%    0.48%
Ratio of Net Investment Income to Average Net Assets.........      1.02%(E)    1.16%    1.15%     0.79%    1.42%    0.93%
Portfolio Turnover Rate......................................        15%(D)      28%      15%       10%      16%      20%
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      U.S. TARGETED VALUE PORTFOLIO-CLASS R2 SHARES
                                                              ------------------------------------------------------------
                                                              SIX MONTHS      YEAR       YEAR      YEAR     YEAR     YEAR
                                                                 ENDED       ENDED      ENDED     ENDED    ENDED    ENDED
                                                               APRIL 30,    OCT. 31,   OCT. 31,  OCT. 31, OCT. 31, OCT. 31,
                                                                 2017         2016       2015      2014     2013     2012
---------------------------------------------------------------------------------------------------------------------------
                                                              (UNAUDITED)
Net Asset Value, Beginning of Period.........................  $  21.16     $  21.51  $  23.12   $ 22.57  $ 17.26  $ 15.31
                                                               --------     --------  --------   -------  -------  -------
Income from Investment Operations
-
  Net Investment Income (Loss) (A)...........................      0.11         0.20      0.23      0.15     0.19     0.13
  Net Gains (Losses) on Securities (Realized and Unrealized).      3.38         0.60     (0.61)     1.84     6.31     2.05
                                                               --------     --------  --------   -------  -------  -------
   Total from Investment Operations..........................      3.49         0.80     (0.38)     1.99     6.50     2.18
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
-
  Net Investment Income......................................     (0.11)       (0.26)    (0.22)    (0.12)   (0.21)   (0.11)
  Net Realized Gains.........................................     (0.78)       (0.89)    (1.01)    (1.32)   (0.98)   (0.12)
                                                               --------     --------  --------   -------  -------  -------
   Total Distributions.......................................     (0.89)       (1.15)    (1.23)    (1.44)   (1.19)   (0.23)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................  $  23.76     $  21.16  $  21.51   $ 23.12  $ 22.57  $ 17.26
============================================================= ===========   ========  ========   ======== ======== ========
Total Return.................................................     16.44%(D)     4.04%    (1.49)%    9.30%   40.10%   14.46%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................  $179,693     $147,945  $135,412   $82,977  $23,305  $12,754
Ratio of Expenses to Average Net Assets......................      0.62%(E)     0.62%     0.63%     0.62%    0.62%    0.63%
Ratio of Net Investment Income to Average Net Assets.........      0.90%(E)     1.00%     1.02%     0.64%    0.95%    0.78%
Portfolio Turnover Rate......................................        15%(D)       28%       15%       10%      16%      20%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              U.S. TARGETED VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                     --------------------------------------------------------------------------
                                                      SIX MONTHS       YEAR         YEAR        YEAR        YEAR        YEAR
                                                         ENDED        ENDED        ENDED       ENDED       ENDED       ENDED
                                                       APRIL 30,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                         2017          2016         2015        2014        2013        2012
--------------------------------------------------------------------------------------------------------------------------------
                                                      (UNAUDITED)
Net Asset Value, Beginning of Period................ $    21.26     $    21.56  $    23.16   $    22.60  $    17.28  $    15.32
                                                     ----------     ----------  ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...................       0.14           0.25        0.29         0.21        0.24        0.17
 Net Gains (Losses) on Securities (Realized and
   Unrealized)......................................       3.39           0.60       (0.61)        1.85        6.31        2.06
                                                     ----------     ----------  ----------   ----------  ----------  ----------
   Total from Investment Operations.................       3.53           0.85       (0.32)        2.06        6.55        2.23
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..............................      (0.13)         (0.26)      (0.27)       (0.18)      (0.25)      (0.15)
 Net Realized Gains.................................      (0.78)         (0.89)      (1.01)       (1.32)      (0.98)      (0.12)
                                                     ----------     ----------  ----------   ----------  ----------  ----------
   Total Distributions..............................      (0.91)         (1.15)      (1.28)       (1.50)      (1.23)      (0.27)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...................... $    23.88     $    21.26  $    21.56   $    23.16  $    22.60  $    17.28
==================================================== ===========    ==========  ==========   ==========  ==========  ==========
Total Return........................................      16.55%(D)       4.29%      (1.20)%       9.58%      40.40%      14.78%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............... $9,418,997     $7,884,683  $6,987,896   $5,490,959  $4,180,974  $2,989,632
Ratio of Expenses to Average Net Assets.............       0.37%(E)       0.37%       0.37%        0.37%       0.37%       0.38%
Ratio of Net Investment Income to Average Net Assets       1.14%(E)       1.24%       1.28%        0.90%       1.25%       1.03%
Portfolio Turnover Rate.............................         15%(D)         28%         15%          10%         16%         20%
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                      U.S. SMALL CAP VALUE PORTFOLIO
                                                              -------------------------------------------------------------------
                                                                SIX MONTHS        YEAR         YEAR          YEAR        YEAR
                                                                   ENDED         ENDED        ENDED         ENDED       ENDED
                                                                 APRIL 30,      OCT. 31,     OCT. 31,      OCT. 31,    OCT. 31,
                                                                   2017           2016         2015          2014        2013
----------------------------------------------------------------------------------------------------------------------------------
                                                                (UNAUDITED)
Net Asset Value, Beginning of Period......................... $     32.75     $     33.08  $     35.82   $     34.48  $    26.57
                                                              -----------     -----------  -----------   -----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................        0.16            0.32         0.41          0.23        0.39
  Net Gains (Losses) on Securities (Realized and Unrealized).        5.68            1.06        (1.44)         2.93        9.41
                                                              -----------     -----------  -----------   -----------  ----------
   Total from Investment Operations..........................        5.84            1.38        (1.03)         3.16        9.80
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................       (0.15)          (0.33)       (0.38)        (0.22)      (0.37)
  Net Realized Gains.........................................       (1.40)          (1.38)       (1.33)        (1.60)      (1.52)
                                                              -----------     -----------  -----------   -----------  ----------
   Total Distributions.......................................       (1.55)          (1.71)       (1.71)        (1.82)      (1.89)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............................... $     37.04     $     32.75  $     33.08   $     35.82  $    34.48
============================================================= ===========     ===========  ===========   ===========  ==========
Total Return.................................................       17.73%(D)        4.49%       (2.83)%        9.49%      39.35%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $14,291,340     $12,613,185  $11,680,262   $11,512,306  $9,526,981
Ratio of Expenses to Average Net Assets......................        0.52%(E)        0.52%        0.52%         0.52%       0.52%
Ratio of Net Investment Income to Average Net Assets.........        0.86%(E)        1.01%        1.18%         0.66%       1.28%
Portfolio Turnover Rate......................................          15%(D)          19%          17%            9%         14%
----------------------------------------------------------------------------------------------------------------------------------

                                                              -----------
                                                                 YEAR
                                                                ENDED
                                                               OCT. 31,
                                                                 2012
-------------------------------------------------------------------------

Net Asset Value, Beginning of Period......................... $    23.50
                                                              ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.20
  Net Gains (Losses) on Securities (Realized and Unrealized).       3.38
                                                              ----------
   Total from Investment Operations..........................       3.58
-------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.18)
  Net Realized Gains.........................................      (0.33)
                                                              ----------
   Total Distributions.......................................      (0.51)
-------------------------------------------------------------------------
Net Asset Value, End of Period............................... $    26.57
============================================================= ==========
Total Return.................................................      15.60%
-------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $7,088,470
Ratio of Expenses to Average Net Assets......................       0.52%
Ratio of Net Investment Income to Average Net Assets.........       0.78%
Portfolio Turnover Rate......................................         15%
-------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               U.S. CORE EQUITY 1 PORTFOLIO
                                      -----------------------------------------------------------------------------
                                        SIX MONTHS        YEAR         YEAR         YEAR        YEAR        YEAR
                                           ENDED         ENDED        ENDED        ENDED       ENDED       ENDED
                                         APRIL 30,      OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                           2017           2016         2015         2014        2013        2012
---------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period. $     18.00     $     17.90  $     17.71  $     15.74  $    12.11  $    10.78
                                      -----------     -----------  -----------  -----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...        0.16            0.33         0.31         0.27        0.25        0.21
  Net Gains (Losses) on Securities
   (Realized and Unrealized).........        2.48            0.30         0.26         2.02        3.62        1.32
                                      -----------     -----------  -----------  -----------  ----------  ----------
   Total from Investment
    Operations.......................        2.64            0.63         0.57         2.29        3.87        1.53
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............       (0.18)          (0.32)       (0.30)       (0.25)      (0.24)      (0.20)
  Net Realized Gains.................       (0.09)          (0.21)       (0.08)       (0.07)         --          --
                                      -----------     -----------  -----------  -----------  ----------  ----------
   Total Distributions...............       (0.27)          (0.53)       (0.38)       (0.32)      (0.24)      (0.20)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....... $     20.37     $     18.00  $     17.90  $     17.71  $    15.74  $    12.11
===================================== ===========     ===========  ===========  ===========  ==========  ==========
Total Return.........................       14.70%(D)        3.68%        3.26%       14.72%      32.32%      14.29%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................... $18,345,501     $14,960,159  $13,275,774  $10,780,830  $7,566,179  $4,876,973
Ratio of Expenses to Average Net
 Assets..............................        0.18%(E)        0.19%        0.19%        0.19%       0.19%       0.19%
Ratio of Net Investment Income to
 Average Net Assets..................        1.67%(E)        1.88%        1.71%        1.61%       1.79%       1.79%
Portfolio Turnover Rate..............           1%(D)           4%           4%           5%          1%          3%
---------------------------------------------------------------------------------------------------------------------

                                                               U.S. CORE EQUITY 2 PORTFOLIO
                                      -----------------------------------------------------------------------------
                                        SIX MONTHS        YEAR         YEAR         YEAR        YEAR        YEAR
                                           ENDED         ENDED        ENDED        ENDED       ENDED       ENDED
                                         APRIL 30,      OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                           2017           2016         2015         2014        2013        2012
--------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period. $     17.19     $     17.26  $     17.34  $     15.62  $    11.99  $    10.61
                                      -----------     -----------  -----------  -----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...        0.15            0.31         0.30         0.26        0.24        0.20
  Net Gains (Losses) on Securities
   (Realized and Unrealized).........        2.40            0.25         0.02         1.86        3.73        1.36
                                      -----------     -----------  -----------  -----------  ----------  ----------
   Total from Investment
    Operations.......................        2.55            0.56         0.32         2.12        3.97        1.56
--------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............       (0.16)          (0.30)       (0.28)       (0.24)      (0.24)      (0.18)
  Net Realized Gains.................       (0.12)          (0.33)       (0.12)       (0.16)      (0.10)         --
                                      -----------     -----------  -----------  -----------  ----------  ----------
   Total Distributions...............       (0.28)          (0.63)       (0.40)       (0.40)      (0.34)      (0.18)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....... $     19.46     $     17.19  $     17.26  $     17.34  $    15.62  $    11.99
===================================== ===========     ===========  ===========  ===========  ==========  ==========
Total Return.........................       14.90%(D)        3.47%        1.92%       13.78%      33.66%      14.81%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................... $20,258,359     $16,851,046  $15,200,564  $12,919,176  $9,989,564  $6,923,984
Ratio of Expenses to Average Net
 Assets..............................        0.21%(E)        0.22%        0.22%        0.22%       0.22%       0.22%
Ratio of Net Investment Income to
 Average Net Assets..................        1.62%(E)        1.87%        1.68%        1.55%       1.74%       1.74%
Portfolio Turnover Rate..............           2%(D)           4%           5%           6%          3%          5%
--------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                     U.S. VECTOR EQUITY PORTFOLIO
                                                              ---------------------------------------------------------------
                                                               SIX MONTHS       YEAR         YEAR        YEAR        YEAR
                                                                  ENDED        ENDED        ENDED       ENDED       ENDED
                                                                APRIL 30,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                  2017          2016         2015        2014        2013
------------------------------------------------------------------------------------------------------------------------------
                                                               (UNAUDITED)
Net Asset Value, Beginning of Period......................... $    15.93     $    16.22  $    17.04   $    15.62  $    11.61
                                                              ----------     ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.12           0.25        0.25         0.21        0.20
  Net Gains (Losses) on Securities (Realized and Unrealized).       2.49           0.24       (0.30)        1.62        4.03
                                                              ----------     ----------  ----------   ----------  ----------
   Total from Investment Operations..........................       2.61           0.49       (0.05)        1.83        4.23
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.11)         (0.25)      (0.24)       (0.19)      (0.20)
  Net Realized Gains.........................................      (0.43)         (0.53)      (0.53)       (0.22)      (0.02)
                                                              ----------     ----------  ----------   ----------  ----------
   Total Distributions.......................................      (0.54)         (0.78)      (0.77)       (0.41)      (0.22)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............................... $    18.00     $    15.93  $    16.22   $    17.04  $    15.62
============================================================= ===========    ==========  ==========   ==========  ==========
Total Return.................................................      16.41%(D)       3.28%      (0.18)%      11.91%      36.80%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $4,441,566     $3,822,647  $3,651,529   $3,501,319  $2,893,842
Ratio of Expenses to Average Net Assets......................       0.32%(E)       0.32%       0.32%        0.32%       0.32%
Ratio of Net Investment Income to Average Net Assets.........       1.37%(E)       1.64%       1.50%        1.26%       1.50%
Portfolio Turnover Rate......................................          5%(D)         10%         10%          10%          3%
------------------------------------------------------------------------------------------------------------------------------

                                                              -----------
                                                                 YEAR
                                                                ENDED
                                                               OCT. 31,
                                                                 2012
-------------------------------------------------------------------------

Net Asset Value, Beginning of Period......................... $    10.28
                                                              ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.16
  Net Gains (Losses) on Securities (Realized and Unrealized).       1.32
                                                              ----------
   Total from Investment Operations..........................       1.48
-------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.15)
  Net Realized Gains.........................................         --
                                                              ----------
   Total Distributions.......................................      (0.15)
-------------------------------------------------------------------------
Net Asset Value, End of Period............................... $    11.61
============================================================= ==========
Total Return.................................................      14.55%
-------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $2,009,177
Ratio of Expenses to Average Net Assets......................       0.32%
Ratio of Net Investment Income to Average Net Assets.........       1.45%
Portfolio Turnover Rate......................................          9%
-------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               U.S. SMALL CAP PORTFOLIO
                                     ----------------------------------------------------------------------------
                                       SIX MONTHS        YEAR         YEAR        YEAR        YEAR        YEAR
                                          ENDED         ENDED        ENDED       ENDED       ENDED       ENDED
                                        APRIL 30,      OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                          2017           2016         2015        2014        2013        2012
-------------------------------------------------------------------------------------------------------------------
                                       (UNAUDITED)
Net Asset Value, Beginning of
 Period............................. $     30.14     $     30.84  $     31.38  $    30.03  $    23.11  $    20.55
                                     -----------     -----------  -----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................        0.19            0.34         0.35        0.26        0.35        0.25
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........        5.08            0.77         0.33        2.27        8.13        2.53
                                     -----------     -----------  -----------  ----------  ----------  ----------
   Total from Investment
    Operations......................        5.27            1.11         0.68        2.53        8.48        2.78
-------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............       (0.18)          (0.35)       (0.33)      (0.24)      (0.36)      (0.22)
  Net Realized Gains................       (0.83)          (1.46)       (0.89)      (0.94)      (1.20)         --
                                     -----------     -----------  -----------  ----------  ----------  ----------
   Total Distributions..............       (1.01)          (1.81)       (1.22)      (1.18)      (1.56)      (0.22)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $     34.40     $     30.14  $     30.84  $    31.38  $    30.03  $    23.11
===================================  ===========     ===========  ===========  ==========  ==========  ==========
Total Return........................       17.51%(D)        3.89%        2.34%       8.67%      39.03%      13.61%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $15,720,238     $12,977,199  $10,616,542  $9,247,716  $7,446,827  $4,563,345
Ratio of Expenses to Average Net
 Assets.............................        0.37%(E)        0.37%        0.37%       0.37%       0.37%       0.37%
Ratio of Net Investment Income to
 Average Net Assets.................        1.12%(E)        1.16%        1.10%       0.86%       1.33%       1.14%
Portfolio Turnover Rate.............           6%(D)          10%          11%          9%         10%         16%
-------------------------------------------------------------------------------------------------------------------

                                                              U.S. MICRO CAP PORTFOLIO
                                     --------------------------------------------------------------------------
                                       SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR
                                          ENDED        ENDED       ENDED       ENDED       ENDED       ENDED
                                        APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                          2017          2016        2015        2014        2013        2012
----------------------------------------------------------------------------------------------------------------
                                       (UNAUDITED)
Net Asset Value, Beginning of
 Period............................. $    18.58      $    19.00  $    20.10  $    19.64  $    14.84  $    13.24
                                     ----------      ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................       0.08            0.16        0.16        0.14        0.19        0.14
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       3.43            0.60        0.02        1.35        5.57        1.59
                                     ----------      ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations......................       3.51            0.76        0.18        1.49        5.76        1.73
----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.08)          (0.16)      (0.16)      (0.13)      (0.20)      (0.13)
  Net Realized Gains................      (0.94)          (1.02)      (1.12)      (0.90)      (0.76)         --
                                     ----------      ----------  ----------  ----------  ----------  ----------
   Total Distributions..............      (1.02)          (1.18)      (1.28)      (1.03)      (0.96)      (0.13)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    21.07      $    18.58  $    19.00  $    20.10  $    19.64  $    14.84
===================================  ===========     ==========  ==========  ==========  ==========  ==========
Total Return........................      18.94%(D)        4.32%       1.11%       7.88%      41.34%      13.13%
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $5,855,929      $5,128,323  $5,007,091  $5,029,027  $4,695,831  $3,437,958
Ratio of Expenses to Average Net
 Assets.............................       0.52% (E)       0.52%       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment Income to
 Average Net Assets.................       0.81% (E)       0.88%       0.82%       0.69%       1.16%       0.99%
Portfolio Turnover Rate.............          8% (D)         15%         14%         12%         11%         15%
----------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        DFA REAL ESTATE SECURITIES PORTFOLIO
                                     -------------------------------------------------------------------------  --------------
                                      SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR      SIX MONTHS
                                         ENDED        ENDED       ENDED       ENDED       ENDED       ENDED         ENDED
                                       APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,     APRIL 30,
                                         2017          2016        2015        2014        2013        2012         2017
-------------------------------------------------------------------------------------------------------------------------------
                                      (UNAUDITED)                                                                (UNAUDITED)
Net Asset Value, Beginning of
 Period............................. $    34.32     $    33.04  $    32.24  $    27.77  $    25.83  $    23.25  $    19.52
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................       0.74           1.09        0.90        0.72        0.67        0.57        0.26
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       0.49           1.18        0.95        4.62        1.95        2.74        1.91
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations......................       1.23           2.27        1.85        5.34        2.62        3.31        2.17
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.61)         (0.99)      (1.05)      (0.87)      (0.68)      (0.73)      (0.20)
  Net Realized Gains................      (0.31)            --          --          --          --          --          --
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total Distributions..............      (0.92)         (0.99)      (1.05)      (0.87)      (0.68)      (0.73)      (0.20)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    34.63     $    34.32  $    33.04  $    32.24  $    27.77  $    25.83  $    21.49
===================================  ===========    ==========  ==========  ==========  ==========  ==========  ===========
Total Return........................       3.66%(D)       6.89%       5.89%      19.80%      10.28%      14.45%      11.19%(D)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $7,888,784     $7,260,180  $6,553,192  $6,607,759  $4,677,418  $3,716,389  $4,130,707
Ratio of Expenses to Average
 Net Assets.........................       0.18%(E)       0.18%       0.18%       0.18%       0.18%       0.22%       0.24%(E)
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and Fees
 Paid Indirectly)...................       0.19%(E)       0.19%       0.19%       0.19%       0.19%       0.23%       0.26%
Ratio of Net Investment Income to
 Average Net Assets.................       4.32%(E)       3.15%       2.75%       2.48%       2.42%       2.29%       2.61%(E)
Portfolio Turnover Rate.............          1%(D)          3%          4%          0%          1%          0%          2%(D)
-------------------------------------------------------------------------------------------------------------------------------

                                            LARGE CAP INTERNATIONAL PORTFOLIO
                                     -------------------------------------------------------------
                                         YEAR         YEAR        YEAR        YEAR        YEAR
                                        ENDED        ENDED       ENDED       ENDED       ENDED
                                       OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                         2016         2015        2014        2013        2012
--------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period............................. $    20.36   $    21.59   $    22.20  $    18.33  $    17.91
                                     ----------   ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................       0.57         0.58         0.75        0.58        0.60
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........      (0.86)       (1.24)       (0.62)       3.90        0.40
                                     ----------   ----------   ----------  ----------  ----------
   Total from Investment
    Operations......................      (0.29)       (0.66)        0.13        4.48        1.00
--------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.55)       (0.57)       (0.74)      (0.61)      (0.58)
  Net Realized Gains................         --           --           --          --          --
                                     ----------   ----------   ----------  ----------  ----------
   Total Distributions..............      (0.55)       (0.57)       (0.74)      (0.61)      (0.58)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    19.52   $    20.36   $    21.59  $    22.20  $    18.33
===================================  ==========   ==========   ==========  ==========  ==========
Total Return........................      (1.30)%      (3.10)%       0.47%      24.85%       5.89%
--------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $3,527,775   $3,150,334   $3,127,847  $2,755,114  $2,055,759
Ratio of Expenses to Average
 Net Assets.........................       0.28%        0.29%        0.28%       0.29%       0.30%
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and Fees
 Paid Indirectly)...................       0.28%        0.29%        0.28%       0.29%       0.30%
Ratio of Net Investment Income to
 Average Net Assets.................       2.95%        2.71%        3.35%       2.90%       3.38%
Portfolio Turnover Rate.............         10%          10%           4%          5%          4%
--------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          INTERNATIONAL CORE EQUITY PORTFOLIO
                                                    --------------------------------------------------------------------
                                                      SIX MONTHS        YEAR         YEAR          YEAR         YEAR
                                                         ENDED         ENDED        ENDED         ENDED        ENDED
                                                       APRIL 30,      OCT. 31,     OCT. 31,      OCT. 31,     OCT. 31,
                                                         2017           2016         2015          2014         2013
-------------------------------------------------------------------------------------------------------------------------
                                                      (UNAUDITED)
Net Asset Value, Beginning of Period............... $     11.58     $     11.69  $     12.15   $     12.57   $    10.10
                                                    -----------     -----------  -----------   -----------   ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)..................        0.15            0.32         0.32          0.38         0.31
 Net Gains (Losses) on Securities (Realized and
  Unrealized)......................................        1.22           (0.15)       (0.45)        (0.43)        2.47
                                                    -----------     -----------  -----------   -----------   ----------
   Total from Investment Operations................        1.37            0.17        (0.13)        (0.05)        2.78
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.............................       (0.10)          (0.28)       (0.33)        (0.37)       (0.31)
 Net Realized Gains................................          --              --           --            --           --
                                                    -----------     -----------  -----------   -----------   ----------
   Total Distributions.............................       (0.10)          (0.28)       (0.33)        (0.37)       (0.31)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..................... $     12.85     $     11.58  $     11.69   $     12.15   $    12.57
=================================================== ===========     ===========  ===========   ===========   ==========
Total Return.......................................       11.94%(D)        1.62%       (1.10)%       (0.55)%      27.98%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $21,015,354     $16,983,011  $14,420,568   $12,294,542   $9,508,466
Ratio of Expenses to Average Net Assets (B)........        0.32%(E)        0.38%        0.38%         0.38%        0.39%
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor and
 Fees Paid Indirectly) (B).........................        0.35%(E)        0.38%        0.38%         0.38%        0.39%
Ratio of Net Investment Income to Average Net
 Assets............................................        2.53%(E)        2.83%        2.63%         3.01%        2.80%
Portfolio Turnover Rate............................           3%(D)           2%           4%            7%           3%
-------------------------------------------------------------------------------------------------------------------------

                                                    -----------
                                                       YEAR
                                                      ENDED
                                                     OCT. 31,
                                                       2012
----------------------------------------------------------------

Net Asset Value, Beginning of Period............... $     9.89
                                                    ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)..................       0.31
 Net Gains (Losses) on Securities (Realized and
  Unrealized)......................................       0.20
                                                    ----------
   Total from Investment Operations................       0.51
----------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.............................      (0.30)
 Net Realized Gains................................         --
                                                    ----------
   Total Distributions.............................      (0.30)
----------------------------------------------------------------
Net Asset Value, End of Period..................... $    10.10
=================================================== ==========
Total Return.......................................       5.49%
----------------------------------------------------------------
Net Assets, End of Period (thousands).............. $6,482,738
Ratio of Expenses to Average Net Assets (B)........       0.40%
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor and
 Fees Paid Indirectly) (B).........................       0.40%
Ratio of Net Investment Income to Average Net
 Assets............................................       3.18%
Portfolio Turnover Rate............................          5%
----------------------------------------------------------------

                                                                        INTERNATIONAL SMALL COMPANY PORTFOLIO
                                                    ----------------------------------------------------------------------------
                                                      SIX MONTHS        YEAR        YEAR         YEAR        YEAR        YEAR
                                                         ENDED         ENDED       ENDED        ENDED       ENDED       ENDED
                                                       APRIL 30,      OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                         2017           2016        2015         2014        2013        2012
---------------------------------------------------------------------------------------------------------------------------------
                                                      (UNAUDITED)
Net Asset Value, Beginning of Period............... $     17.78     $     17.78  $    18.24  $    19.40   $    15.28  $    15.21
                                                    -----------     -----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)..................        0.20            0.43        0.41        0.42         0.42        0.38
 Net Gains (Losses) on Securities (Realized and
  Unrealized)......................................        1.95            0.48        0.12       (0.62)        4.16        0.39
                                                    -----------     -----------  ----------  ----------   ----------  ----------
   Total from Investment Operations................        2.15            0.91        0.53       (0.20)        4.58        0.77
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.............................       (0.14)          (0.51)      (0.42)      (0.42)       (0.37)      (0.42)
 Net Realized Gains................................       (0.46)          (0.40)      (0.57)      (0.54)       (0.09)      (0.28)
                                                    -----------     -----------  ----------  ----------   ----------  ----------
   Total Distributions.............................       (0.60)          (0.91)      (0.99)      (0.96)       (0.46)      (0.70)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..................... $     19.33     $     17.78  $    17.78  $    18.24   $    19.40  $    15.28
=================================================== ===========     ===========  ==========  ==========   ==========  ==========
Total Return.......................................       12.60%(D)        5.43%       3.30%      (1.09)%      30.66%       5.63%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $12,091,228     $10,387,361  $9,323,492  $8,844,517   $8,520,717  $6,423,160
Ratio of Expenses to Average Net Assets (B)........        0.53%(E)        0.53%       0.54%       0.53%        0.54%       0.56%
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor and
 Fees Paid Indirectly) (B).........................        0.53%(E)        0.53%       0.54%       0.53%        0.54%       0.56%
Ratio of Net Investment Income to Average Net
 Assets............................................        2.21%(E)        2.47%       2.30%       2.15%        2.47%       2.58%
Portfolio Turnover Rate............................         N/A             N/A         N/A         N/A          N/A         N/A
---------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     GLOBAL SMALL
                                                   COMPANY PORTFOLIO                  JAPANESE SMALL COMPANY PORTFOLIO
                                                   -----------------   -----------------------------------------------------
                                                        PERIOD
                                                       JAN. 18,        SIX MONTHS      YEAR      YEAR      YEAR      YEAR
                                                      2017 (A) TO         ENDED       ENDED     ENDED     ENDED     ENDED
                                                       APRIL 30,        APRIL 30,    OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                         2017             2017         2016      2015      2014      2013
-----------------------------------------------------------------------------------------------------------------------------
                                                      (UNAUDITED)      (UNAUDITED)
Net Asset Value, Beginning of Period..............      $ 10.00         $  23.01     $  20.46  $  19.15  $  19.33  $  14.99
                                                        -------         --------     --------  --------  --------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................         0.05             0.22         0.32      0.25      0.24      0.26
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................         0.52             1.32         2.51      1.36      0.13      4.21
                                                        -------         --------     --------  --------  --------  --------
   Total from Investment Operations...............         0.57             1.54         2.83      1.61      0.37      4.47
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................           --            (0.43)       (0.28)    (0.30)    (0.55)    (0.13)
 Net Realized Gains...............................           --               --           --        --        --        --
                                                        -------         --------     --------  --------  --------  --------
   Total Distributions............................           --            (0.43)       (0.28)    (0.30)    (0.55)    (0.13)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................      $ 10.57         $  24.12     $  23.01  $  20.46  $  19.15  $  19.33
=================================================  =================   ===========   ========  ========  ========  ========
Total Return......................................         5.70%(D)         6.88%(D)    14.04%     8.62%     2.00%    30.06%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............      $10,470         $539,071     $509,413  $463,997  $508,190  $414,132
Ratio of Expenses to Average Net Assets (B).......         0.49%(C)(E)      0.53%(E)     0.54%     0.54%     0.55%     0.56%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor) (B).....................................         1.41%(C)(E)      0.63%(E)     0.64%     0.57%     0.55%     0.56%
Ratio of Net Investment Income to Average Net
 Assets...........................................         1.01%(C)(E)      1.96%(E)     1.57%     1.27%     1.25%     1.51%
-----------------------------------------------------------------------------------------------------------------------------


                                                   ---------

                                                     YEAR
                                                    ENDED
                                                   OCT. 31,
                                                     2012
------------------------------------------------------------

Net Asset Value, Beginning of Period.............. $  15.24
                                                   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................     0.29
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................    (0.26)
                                                   --------
   Total from Investment Operations...............     0.03
------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................    (0.28)
 Net Realized Gains...............................       --
                                                   --------
   Total Distributions............................    (0.28)
------------------------------------------------------------
Net Asset Value, End of Period.................... $  14.99
=================================================  ========
Total Return......................................     0.20%
------------------------------------------------------------
Net Assets, End of Period (thousands)............. $293,968
Ratio of Expenses to Average Net Assets (B).......     0.57%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor) (B).....................................     0.57%
Ratio of Net Investment Income to Average Net
 Assets...........................................     1.88%
------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       ASIA PACIFIC SMALL COMPANY PORTFOLIO
                                                         ----------------------------------------------------------------
                                                         SIX MONTHS      YEAR       YEAR       YEAR      YEAR      YEAR
                                                            ENDED       ENDED      ENDED      ENDED     ENDED     ENDED
                                                          APRIL 30,    OCT. 31,   OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,
                                                            2017         2016       2015       2014      2013      2012
---------------------------------------------------------------------------------------------------------------------------
                                                         (UNAUDITED)
Net Asset Value, Beginning of Period....................  $  21.27     $  19.06  $  22.88   $  24.82   $  23.22  $  23.04
                                                          --------     --------  --------   --------   --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................      0.27         0.71      0.75       0.83       1.01      0.87
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................      0.69         2.24     (3.51)     (1.81)      1.37      0.58
                                                          --------     --------  --------   --------   --------  --------
   Total from Investment Operations.....................      0.96         2.95     (2.76)     (0.98)      2.38      1.45
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................     (0.75)       (0.74)    (1.06)     (0.96)     (0.78)    (1.27)
  Net Realized Gains....................................        --           --        --         --         --        --
                                                          --------     --------  --------   --------   --------  --------
   Total Distributions..................................     (0.75)       (0.74)    (1.06)     (0.96)     (0.78)    (1.27)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........................  $  21.48     $  21.27  $  19.06   $  22.88   $  24.82  $  23.22
======================================================== ===========   ========  ========   ========   ========  ========
Total Return............................................      4.82%(D)    16.18%   (12.19)%    (3.84)%    10.46%     7.09%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...................  $282,786     $251,575  $200,270   $364,117   $331,166  $238,191
Ratio of Expenses to Average Net Assets (B).............      0.54%(E)     0.54%     0.55%      0.55%      0.57%     0.59%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor) (B)..................      0.64%(E)     0.64%     0.57%      0.55%      0.57%     0.59%
Ratio of Net Investment Income to Average Net Assets....      2.61%(E)     3.57%     3.67%      3.53%      4.26%     3.91%
---------------------------------------------------------------------------------------------------------------------------

                                                                   UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                                         ----------------------------------------------------------
                                                         SIX MONTHS      YEAR      YEAR     YEAR     YEAR     YEAR
                                                            ENDED       ENDED     ENDED    ENDED    ENDED    ENDED
                                                          APRIL 30,    OCT. 31,  OCT. 31, OCT. 31, OCT. 31, OCT. 31,
                                                            2017         2016      2015     2014     2013     2012
--------------------------------------------------------------------------------------------------------------------
                                                         (UNAUDITED)
Net Asset Value, Beginning of Period....................   $ 27.21     $ 35.50   $ 35.92  $ 36.96  $ 27.81  $ 23.44
                                                           -------     -------   -------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................      0.46        1.18      1.06     0.95     0.88     0.69
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................      4.84       (6.55)     1.95    (0.65)    9.17     4.47
                                                           -------     -------   -------  -------  -------  -------
   Total from Investment Operations.....................      5.30       (5.37)     3.01     0.30    10.05     5.16
--------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................     (0.43)      (1.29)    (1.05)   (0.93)   (0.90)   (0.79)
  Net Realized Gains....................................     (1.15)      (1.63)    (2.38)   (0.41)      --       --
                                                           -------     -------   -------  -------  -------  -------
   Total Distributions..................................     (1.58)      (2.92)    (3.43)   (1.34)   (0.90)   (0.79)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........................   $ 30.93     $ 27.21   $ 35.50  $ 35.92  $ 36.96  $ 27.81
======================================================== ===========   ========  ======== ======== ======== ========
Total Return............................................     20.44%(D)  (16.20)%    9.43%    0.73%   36.81%   22.82%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...................   $43,101     $32,323   $35,637  $35,050  $37,096  $31,316
Ratio of Expenses to Average Net Assets (B).............      0.59%(E)    0.59%     0.58%    0.58%    0.59%    0.60%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor) (B)..................      0.71%(E)    0.71%     0.62%    0.62%    0.63%    0.63%
Ratio of Net Investment Income to Average Net Assets....      3.30%(E)    3.87%     2.99%    2.50%    2.79%    2.83%
--------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          CONTINENTAL SMALL COMPANY PORTFOLIO
                                                   --------------------------------------------------------------------
                                                     SIX MONTHS         YEAR         YEAR         YEAR         YEAR
                                                        ENDED          ENDED        ENDED        ENDED        ENDED
                                                      APRIL 30,       OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                        2017            2016         2015         2014         2013
------------------------------------------------------------------------------------------------------------------------
                                                     (UNAUDITED)
Net Asset Value, Beginning of Period..............  $  21.48        $  20.74     $  19.34     $  20.26     $  14.51
                                                    --------        --------     --------     --------     --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................      0.22            0.43         0.43         0.42         0.37
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      3.65            0.72         1.38        (0.90)        5.78
                                                    --------        --------     --------     --------     --------
   Total from Investment Operations...............      3.87            1.15         1.81        (0.48)        6.15
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................     (0.08)          (0.41)       (0.41)       (0.44)       (0.40)
                                                    --------        --------     --------     --------     --------
   Total Distributions............................     (0.08)          (0.41)       (0.41)       (0.44)       (0.40)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................  $  25.27        $  21.48     $  20.74     $  19.34     $  20.26
=================================================  ===========      ========     ========     ========     ========
Total Return......................................     18.09%(D)        5.70%        9.37%       (2.68)%      42.99%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............  $386,517        $292,117     $278,024     $168,961     $170,806
Ratio of Expenses to Average Net Assets...........      0.54%(B)(E)     0.54%(B)     0.55%(B)     0.56%(B)     0.58%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid
 Indirectly)......................................      0.64%(B)(E)     0.64%(B)     0.58%(B)     0.56%(B)     0.58%(B)
Ratio of Net Investment Income to Average Net
 Assets...........................................      1.94%(E)        2.08%        2.09%        1.97%        2.16%
Portfolio Turnover Rate...........................       N/A             N/A          N/A          N/A          N/A
------------------------------------------------------------------------------------------------------------------------

                                                   ---------
                                                       YEAR
                                                      ENDED
                                                     OCT. 31,
                                                       2012
----------------------------------------------------------------

Net Asset Value, Beginning of Period.............. $  14.66
                                                   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................     0.39
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................    (0.17)
                                                   --------
   Total from Investment Operations...............     0.22
----------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................    (0.37)
                                                   --------
   Total Distributions............................    (0.37)
----------------------------------------------------------------
Net Asset Value, End of Period.................... $  14.51
=================================================  ========
Total Return......................................     1.85%
----------------------------------------------------------------
Net Assets, End of Period (thousands)............. $106,316
Ratio of Expenses to Average Net Assets...........     0.59%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid
 Indirectly)......................................     0.59%(B)
Ratio of Net Investment Income to Average Net
 Assets...........................................     2.78%
Portfolio Turnover Rate...........................      N/A
----------------------------------------------------------------

                                                               DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                                                   --------------------------------------------------------------------------
                                                    SIX MONTHS       YEAR         YEAR        YEAR        YEAR        YEAR
                                                       ENDED        ENDED        ENDED       ENDED       ENDED       ENDED
                                                     APRIL 30,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                       2017          2016         2015        2014        2013        2012
------------------------------------------------------------------------------------------------------------------------------
                                                    (UNAUDITED)
Net Asset Value, Beginning of Period.............. $     5.23     $     5.27  $     5.63   $     5.48  $     5.67  $     4.90
                                                   ----------     ----------  ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................       0.10           0.20        0.19         0.22        0.22        0.27
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       0.07          (0.15)      (0.22)        0.19        0.25        0.75
                                                   ----------     ----------  ----------   ----------  ----------  ----------
   Total from Investment Operations...............       0.17           0.05       (0.03)        0.41        0.47        1.02
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................      (0.41)         (0.09)      (0.33)       (0.26)      (0.66)      (0.25)
                                                   ----------     ----------  ----------   ----------  ----------  ----------
   Total Distributions............................      (0.41)         (0.09)      (0.33)       (0.26)      (0.66)      (0.25)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $     4.99     $     5.23  $     5.27   $     5.63  $     5.48  $     5.67
=================================================  ===========    ==========  ==========   ==========  ==========  ==========
Total Return......................................       3.79%(D)       1.05%      (0.37)%       8.21%       9.24%      22.34%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $4,749,256     $4,181,623  $3,540,092   $3,088,376  $2,158,977  $1,531,708
Ratio of Expenses to Average Net Assets...........       0.28%(E)       0.28%       0.32%        0.38%       0.39%       0.41%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid
 Indirectly)......................................       0.28%(E)       0.28%       0.32%        0.38%       0.39%       0.41%
Ratio of Net Investment Income to Average Net
 Assets...........................................       4.02%(E)       3.71%       3.64%        4.14%       4.07%       5.45%
Portfolio Turnover Rate...........................          1%(D)          1%          2%           1%          5%          3%
------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                     ----------------------------------------------------------------------------------------
                                        SIX MONTHS          YEAR           YEAR           YEAR           YEAR           YEAR
                                           ENDED           ENDED          ENDED          ENDED          ENDED          ENDED
                                         APRIL 30,        OCT. 31,       OCT. 31,       OCT. 31,       OCT. 31,       OCT. 31,
                                           2017             2016           2015           2014           2013           2012
----------------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of
 Period............................. $    10.84        $    10.59     $    10.63     $     9.59     $     9.33     $     8.21
                                     ----------        ----------     ----------     ----------     ----------     ----------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................       0.41              0.27           0.44           0.31           0.49           0.29
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........      (0.05)             0.23          (0.09)          1.05           0.37           1.07
                                     ----------        ----------     ----------     ----------     ----------     ----------
   Total from Investment
    Operations......................       0.36              0.50           0.35           1.36           0.86           1.36
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.50)            (0.25)         (0.39)         (0.32)         (0.60)         (0.24)
  Net Realized Gains................      (0.03)               --             --             --             --             --
                                     ----------        ----------     ----------     ----------     ----------     ----------
   Total Distributions..............      (0.53)            (0.25)         (0.39)         (0.32)         (0.60)         (0.24)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    10.67        $    10.84     $    10.59     $    10.63     $     9.59     $     9.33
===================================  ===========       ==========     ==========     ==========     ==========     ==========
Total Return........................       3.58%(D)          4.87%          3.44%         14.98%          9.74%         17.33%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $5,575,827        $4,888,955     $4,059,916     $3,305,472     $2,082,707     $1,315,547
Ratio of Expenses to Average Net
 Assets.............................       0.24%(B)(E)       0.24%(B)       0.27%(B)       0.32%(B)       0.32%(B)       0.34%(B)
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and Fees
 Paid Indirectly)...................       0.36%(B)(E)       0.38%(B)       0.45%(B)       0.55%(B)       0.55%(B)       0.60%(B)
Ratio of Net Investment Income to
 Average Net Assets.................       7.78%(E)          2.45%          4.16%          3.21%          5.18%          3.38%
Portfolio Turnover Rate.............          2%(D)             2%             1%           N/A            N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------

                                                       DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                                     ------------------------------------------------------------------------------
                                       SIX MONTHS        YEAR         YEAR         YEAR         YEAR        YEAR
                                          ENDED         ENDED        ENDED        ENDED        ENDED       ENDED
                                        APRIL 30,      OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,
                                          2017           2016         2015         2014         2013        2012
--------------------------------------------------------------------------------------------------------------------
                                       (UNAUDITED)
Net Asset Value, Beginning of
 Period............................. $     19.31     $     19.44  $     19.55  $     20.17  $     15.16  $    14.85
                                     -----------     -----------  -----------  -----------  -----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................        0.17            0.44         0.38         0.37         0.37        0.34
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........        2.31            0.29         0.22        (0.34)        5.21        0.61
                                     -----------     -----------  -----------  -----------  -----------  ----------
   Total from Investment
    Operations......................        2.48            0.73         0.60         0.03         5.58        0.95
--------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............       (0.16)          (0.58)       (0.37)       (0.35)       (0.36)      (0.36)
  Net Realized Gains................       (0.62)          (0.28)       (0.34)       (0.30)       (0.21)      (0.28)
                                     -----------     -----------  -----------  -----------  -----------  ----------
   Total Distributions..............       (0.78)          (0.86)       (0.71)       (0.65)       (0.57)      (0.64)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $     21.01     $     19.31  $     19.44  $     19.55  $     20.17  $    15.16
===================================  ===========     ===========  ===========  ===========  ===========  ==========
Total Return........................       13.29%(D)        4.09%        3.31%        0.13%       37.79%       6.92%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $14,562,703     $13,009,729  $12,577,575  $11,684,771  $11,148,899  $8,266,610
Ratio of Expenses to Average Net
 Assets.............................        0.68%(E)        0.68%        0.69%        0.68%        0.69%       0.71%
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and Fees
 Paid Indirectly)...................        0.68%(E)        0.68%        0.69%        0.68%        0.69%       0.71%
Ratio of Net Investment Income to
 Average Net Assets.................        1.77%(E)        2.38%        1.94%        1.78%        2.16%       2.30%
Portfolio Turnover Rate.............          10%(D)          19%          18%           8%           9%         18%
--------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 INTERNATIONAL VECTOR EQUITY PORTFOLIO
                                               -------------------------------------------------------------------------
                                                SIX MONTHS       YEAR         YEAR         YEAR        YEAR       YEAR
                                                   ENDED        ENDED        ENDED        ENDED       ENDED      ENDED
                                                 APRIL 30,     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,   OCT. 31,
                                                   2017          2016         2015         2014        2013       2012
--------------------------------------------------------------------------------------------------------------------------
                                                (UNAUDITED)
Net Asset Value, Beginning of Period.......... $    10.78     $    10.76  $    11.26   $    11.75   $     9.33  $   9.34
                                               ----------     ----------  ----------   ----------   ----------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............       0.13           0.28        0.28         0.32         0.26      0.27
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................       1.19           0.05       (0.41)       (0.43)        2.44      0.14
                                               ----------     ----------  ----------   ----------   ----------  --------
   Total from Investment Operations...........       1.32           0.33       (0.13)       (0.11)        2.70      0.41
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................      (0.09)         (0.27)      (0.27)       (0.30)       (0.25)    (0.27)
  Net Realized Gains..........................      (0.02)         (0.04)      (0.10)       (0.08)       (0.03)    (0.15)
                                               ----------     ----------  ----------   ----------   ----------  --------
   Total Distributions........................      (0.11)         (0.31)      (0.37)       (0.38)       (0.28)    (0.42)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $    11.99     $    10.78  $    10.76   $    11.26   $    11.75  $   9.33
============================================== ===========    ==========  ==========   ==========   ==========  ========
Total Return..................................      12.36%(D)       3.21%      (1.14)%      (1.05)%      29.52%     4.90%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $2,194,231     $1,856,474  $1,594,914   $1,305,553   $1,090,774  $561,399
Ratio of Expenses to Average Net Assets.......       0.48%(E)       0.49%       0.50%        0.49%        0.51%     0.54%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid
 Indirectly)..................................       0.48%(E)       0.49%       0.50%        0.49%        0.51%     0.54%
Ratio of Net Investment Income to Average Net
 Assets.......................................       2.34%(E)       2.73%       2.50%        2.64%        2.51%     2.94%
Portfolio Turnover Rate.......................          2%(D)          4%          8%           8%           2%        5%
--------------------------------------------------------------------------------------------------------------------------

                                                                        WORLD EX U.S. VALUE PORTFOLIO
                                               ----------------------------------------------------------------------------
                                                 SIX MONTHS         YEAR         YEAR         YEAR         YEAR        YEAR
                                                    ENDED          ENDED        ENDED        ENDED        ENDED       ENDED
                                                  APRIL 30,       OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,
                                                    2017            2016         2015         2014         2013        2012
-------------------------------------------------------------------------------------------------------------------------------
                                                 (UNAUDITED)
Net Asset Value, Beginning of Period..........  $  10.31        $  10.28     $  11.43     $  11.93     $   9.94     $  9.96
                                                --------        --------     --------     --------     --------     -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............      0.12            0.31         0.30         0.42         0.29        0.29
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................      1.08            0.03        (1.18)       (0.50)        2.02       (0.05)
                                                --------        --------     --------     --------     --------     -------
   Total from Investment Operations...........      1.20            0.34        (0.88)       (0.08)        2.31        0.24
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................     (0.11)          (0.31)       (0.27)       (0.42)       (0.32)      (0.26)
  Net Realized Gains..........................        --              --           --           --           --          --
                                                --------        --------     --------     --------     --------     -------
   Total Distributions........................     (0.11)          (0.31)       (0.27)       (0.42)       (0.32)      (0.26)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................  $  11.40        $  10.31     $  10.28     $  11.43     $  11.93     $  9.94
============================================== ===========      ========     ========     ========     ========     ========
Total Return..................................     11.70%(D)        3.54%       (7.77)%      (0.81)%      23.61%       2.70%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).........  $216,883        $188,154     $155,301     $113,951     $117,587     $57,197
Ratio of Expenses to Average Net Assets.......      0.52%(B)(E)     0.53%(B)     0.53%(B)     0.57%(B)     0.60%(B)    0.60%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid
 Indirectly)..................................      0.74%(B)(E)     0.76%(B)     0.75%(B)     0.76%(B)     0.76%(B)    0.84%(B)
Ratio of Net Investment Income to Average Net
 Assets.......................................      2.26%(E)        3.20%        2.69%        3.54%        2.61%       2.97%
Portfolio Turnover Rate.......................       N/A             N/A          N/A          N/A          N/A         N/A
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               WORLD EX U.S. TARGETED VALUE PORTFOLIO
                                                    -----------------------------------------------------        --------------
                                                                                                     PERIOD
                                                    SIX MONTHS      YEAR       YEAR      YEAR       NOV. 1,       SIX MONTHS
                                                       ENDED       ENDED      ENDED     ENDED      2012(A) TO        ENDED
                                                     APRIL 30,    OCT. 31,   OCT. 31,  OCT. 31,     OCT. 31,       APRIL 30,
                                                       2017         2016       2015      2014         2013           2017
--------------------------------------------------------------------------------------------------------------------------------
                                                    (UNAUDITED)                                                   (UNAUDITED)
Net Asset Value, Beginning of Period...............  $  12.04     $  11.44  $  12.08   $  12.46   $ 10.00        $     9.93
                                                     --------     --------  --------   --------   -------        ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................      0.09         0.25      0.23       0.23      0.20              0.11
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................      1.58         0.55     (0.58)     (0.22)     2.46              1.01
                                                     --------     --------  --------   --------   -------        ----------
   Total from Investment Operations................      1.67         0.80     (0.35)      0.01      2.66              1.12
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................     (0.07)       (0.20)    (0.26)     (0.24)    (0.20)            (0.08)
  Net Realized Gains...............................        --           --     (0.03)     (0.15)       --                --
                                                     --------     --------  --------   --------   -------        ----------
   Total Distributions.............................     (0.07)       (0.20)    (0.29)     (0.39)    (0.20)            (0.08)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....................  $  13.64     $  12.04  $  11.44   $  12.08   $ 12.46        $    10.97
=================================================== ===========   ========  ========   ========  ==========      ===========
Total Return.......................................     13.90%(D)     7.18%    (2.88)%     0.06%    26.90%(D)         11.33%(D)
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..............  $378,140     $281,212  $227,731   $151,096   $96,010        $2,189,521
Ratio of Expenses to Average Net Assets (B)........      0.70%(E)     0.76%     0.65%      0.69%     0.79%(C)(E)       0.41%(E)
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly) (B).........................      0.70%(E)     0.77%     1.06%      1.17%     1.27%(C)(E)       0.42%(E)
Ratio of Net Investment Income (Loss) to Average
 Net Assets........................................      1.46%(E)     2.18%     1.95%      1.84%     1.78%(C)(E)       2.15%(E)
Portfolio Turnover Rate............................         7%(D)       28%        1%       N/A       N/A                 2%(D)
--------------------------------------------------------------------------------------------------------------------------------

                                                      WORLD EX U.S. CORE EQUITY PORTFOLIO
                                                    ----------------------------------------------
                                                                                            PERIOD
                                                       YEAR         YEAR        YEAR       APRIL 9,
                                                      ENDED        ENDED       ENDED      2013(A) TO
                                                     OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,
                                                       2016         2015        2014         2013
--------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period............... $     9.83  $    10.49   $  10.77    $  10.00
                                                    ----------  ----------   --------    --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................       0.26        0.26       0.28        0.18
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................       0.08       (0.72)     (0.27)       0.77
                                                    ----------  ----------   --------    --------
   Total from Investment Operations................       0.34       (0.46)      0.01        0.95
--------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................      (0.24)      (0.20)     (0.28)      (0.18)
  Net Realized Gains...............................         --          --      (0.01)         --
                                                    ----------  ----------   --------    --------
   Total Distributions.............................      (0.24)      (0.20)     (0.29)      (0.18)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..................... $     9.93  $     9.83   $  10.49    $  10.77
=================================================== ==========  ==========   ========   ==========
Total Return.......................................       3.58%      (4.50)%    (0.04)%      9.62%(D)
--------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $1,656,445  $1,170,828   $406,648    $129,720
Ratio of Expenses to Average Net Assets (B)........       0.47%       0.47%      0.47%       0.47%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly) (B).........................       0.47%       0.52%      0.88%       0.97%(C)(E)
Ratio of Net Investment Income (Loss) to Average
 Net Assets........................................       2.67%       2.54%      2.59%       3.12%(C)(E)
Portfolio Turnover Rate............................          1%          1%       N/A         N/A
--------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               WORLD CORE EQUITY PORTFOLIO
                                           -------------------------------------------------------------        -------------
                                                                                                   PERIOD
                                           SIX MONTHS      YEAR       YEAR      YEAR     YEAR     MARCH 7,      SIX MONTHS
                                              ENDED       ENDED      ENDED     ENDED    ENDED    2012(A) TO        ENDED
                                            APRIL 30,    OCT. 31,   OCT. 31,  OCT. 31, OCT. 31,   OCT. 31,       APRIL 30,
                                              2017         2016       2015      2014     2013       2012           2017
------------------------------------------------------------------------------------------------------------------------------
                                           (UNAUDITED)                                                          (UNAUDITED)
Net Asset Value, Beginning of Period......  $  13.14     $  12.94  $  13.33   $ 12.71   $10.24    $10.00         $  13.67
                                            --------     --------  --------   -------   ------    ------         --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........      0.11         0.27      0.26      0.17     0.23      0.16             0.10
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............      1.60         0.20     (0.35)     0.87     2.47      0.19             1.69
                                            --------     --------  --------   -------   ------    ------         --------
   Total from Investment Operations.......      1.71         0.47     (0.09)     1.04     2.70      0.35             1.79
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................     (0.12)       (0.26)    (0.26)    (0.24)   (0.23)    (0.11)           (0.31)
  Net Realized Gains......................     (0.05)       (0.01)    (0.04)    (0.18)      --        --            (0.12)
                                            --------     --------  --------   -------   ------    ------         --------
   Total Distributions....................     (0.17)       (0.27)    (0.30)    (0.42)   (0.23)    (0.11)           (0.43)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............  $  14.68     $  13.14  $  12.94   $ 13.33   $12.71    $10.24         $  15.03
========================================== ===========   ========  ========   ======== ======== ==========      ===========
Total Return..............................     13.08%(D)     3.73%    (0.61)%    8.36%   26.77%     3.54%(D)        13.30%(D)
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).....  $449,153     $370,229  $202,655   $75,707   $1,728    $  191         $337,793
Ratio of Expenses to Average Net
 Assets (B)...............................      0.35%(E)     0.35%     0.35%     0.35%    0.40%     0.40%(C)(E)      0.34%(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B)...........      0.60%(E)     0.64%     0.65%     0.97%    5.71%    52.27%(C)(E)      0.61%(E)
Ratio of Net Investment Income to Average
 Net Assets...............................      1.61%(E)     2.14%     1.95%     1.27%    2.01%     2.40%(C)(E)      1.46%(E)
------------------------------------------------------------------------------------------------------------------------------

                                           SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                                           -------------------------------------------------
                                                                                       PERIOD
                                             YEAR       YEAR      YEAR      YEAR      NOV. 14,
                                            ENDED      ENDED     ENDED     ENDED     2011(A) TO
                                           OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,    OCT. 31,
                                             2016       2015      2014      2013        2012
--------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period...... $  13.50  $  14.20   $  13.63  $ 10.87   $ 10.00
                                           --------  --------   --------  -------   -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........     0.26      0.27       0.27     0.24      0.22
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............     0.30     (0.34)      0.76     2.65      0.87
                                           --------  --------   --------  -------   -------
   Total from Investment Operations.......     0.56     (0.07)      1.03     2.89      1.09
--------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................    (0.35)    (0.42)     (0.32)   (0.10)    (0.22)
  Net Realized Gains......................    (0.04)    (0.21)     (0.14)   (0.03)       --
                                           --------  --------   --------  -------   -------
   Total Distributions....................    (0.39)    (0.63)     (0.46)   (0.13)    (0.22)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............ $  13.67  $  13.50   $  14.20  $ 13.63   $ 10.87
========================================== ========  ========   ========  ======== ==========
Total Return..............................     4.32%    (0.34)%     7.83%   26.86%    11.11%(D)
--------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $289,904  $245,106   $147,276  $91,348   $34,950
Ratio of Expenses to Average Net
 Assets (B)...............................     0.35%     0.40%      0.40%    0.40%     0.40%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B)...........     0.64%     0.66%      0.69%    0.72%     1.00%(C)(E)
Ratio of Net Investment Income to Average
 Net Assets...............................     2.03%     1.93%      1.94%    1.93%     2.13%(C)(E)
--------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 EMERGING MARKETS PORTFOLIO
                                         --------------------------------------------------------------------------
                                          SIX MONTHS       YEAR         YEAR        YEAR        YEAR        YEAR
                                             ENDED        ENDED        ENDED       ENDED       ENDED       ENDED
                                           APRIL 30,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                             2017          2016         2015        2014        2013        2012
---------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period.... $    24.12     $    22.17  $    26.64   $    26.97  $    26.06  $    26.68
                                         ----------     ----------  ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......       0.14           0.45        0.49         0.56        0.52        0.55
  Net Gains (Losses) on Securities
   (Realized and Unrealized)............       2.06           1.95       (4.54)       (0.20)       1.17        0.37
                                         ----------     ----------  ----------   ----------  ----------  ----------
   Total from Investment Operations.....       2.20           2.40       (4.05)        0.36        1.69        0.92
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................      (0.13)         (0.45)      (0.42)       (0.53)      (0.50)      (0.50)
  Net Realized Gains....................         --             --          --        (0.16)      (0.28)      (1.04)
                                         ----------     ----------  ----------   ----------  ----------  ----------
   Total Distributions..................      (0.13)         (0.45)      (0.42)       (0.69)      (0.78)      (1.54)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $    26.19     $    24.12  $    22.17   $    26.64  $    26.97  $    26.06
======================================== ===========    ==========  ==========   ==========  ==========  ==========
Total Return............................       9.21%(D)      11.01%     (15.24)%       1.33%       6.58%       4.08%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $5,688,120     $4,915,400  $4,321,530   $4,073,698  $3,655,740  $2,797,177
Ratio of Expenses to Average Net
 Assets (B).............................       0.53%(E)       0.56%       0.57%        0.56%       0.57%       0.61%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by
 Advisor) (B)...........................       0.63%(E)       0.66%       0.60%        0.56%       0.57%       0.61%
Ratio of Net Investment Income to
 Average Net Assets.....................       1.19%(E)       2.04%       1.97%        2.11%       1.97%       2.14%
---------------------------------------------------------------------------------------------------------------------

                                                            EMERGING MARKETS SMALL CAP PORTFOLIO
                                         --------------------------------------------------------------------------
                                          SIX MONTHS       YEAR         YEAR        YEAR        YEAR        YEAR
                                             ENDED        ENDED        ENDED       ENDED       ENDED       ENDED
                                           APRIL 30,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                             2017          2016         2015        2014        2013        2012
--------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period.... $    20.39     $    18.51  $    21.42   $    21.10  $    20.33  $    19.85
                                         ----------     ----------  ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......       0.14           0.45        0.43         0.43        0.40        0.40
  Net Gains (Losses) on Securities
   (Realized and Unrealized)............       1.75           2.04       (2.53)        0.62        1.37        0.83
                                         ----------     ----------  ----------   ----------  ----------  ----------
   Total from Investment Operations.....       1.89           2.49       (2.10)        1.05        1.77        1.23
--------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................      (0.25)         (0.47)      (0.41)       (0.40)      (0.39)      (0.35)
  Net Realized Gains....................      (0.46)         (0.14)      (0.40)       (0.33)      (0.61)      (0.40)
                                         ----------     ----------  ----------   ----------  ----------  ----------
   Total Distributions..................      (0.71)         (0.61)      (0.81)       (0.73)      (1.00)      (0.75)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $    21.57     $    20.39  $    18.51   $    21.42  $    21.10  $    20.33
======================================== ===========    ==========  ==========   ==========  ==========  ==========
Total Return............................       9.83%(D)      13.96%      (9.88)%       5.12%       8.92%       6.71%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $6,504,097     $5,459,509  $4,845,174   $4,860,603  $4,041,863  $2,907,673
Ratio of Expenses to Average Net
 Assets (B).............................       0.72%(E)       0.72%       0.73%        0.72%       0.75%       0.82%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by
 Advisor) (B)...........................       0.92%(E)       0.92%       0.78%        0.72%       0.75%       0.82%
Ratio of Net Investment Income to
 Average Net Assets.....................       1.39%(E)       2.43%       2.16%        2.02%       1.91%       2.01%
--------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   EMERGING MARKETS VALUE PORTFOLIO-CLASS R2 SHARES
                                                             ------------------------------------------------------------
                                                             SIX MONTHS      YEAR     YEAR      YEAR      YEAR      YEAR
                                                                ENDED       ENDED    ENDED     ENDED     ENDED     ENDED
                                                              APRIL 30,    OCT. 31, OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                                2017         2016     2015      2014      2013      2012
--------------------------------------------------------------------------------------------------------------------------
                                                             (UNAUDITED)
Net Asset Value, Beginning of Period........................   $ 24.71     $ 22.18  $ 27.79   $ 29.27   $  28.21  $ 29.02
                                                               -------     -------  -------   -------   --------  -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................      0.07        0.46     0.49      0.59       0.47     0.50
 Net Gains (Losses) on Securities (Realized and Unrealized).      2.73        2.75    (5.61)    (1.10)      1.68    (0.45)
                                                               -------     -------  -------   -------   --------  -------
   Total from Investment Operations.........................      2.80        3.21    (5.12)    (0.51)      2.15     0.05
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................     (0.12)      (0.68)   (0.49)    (0.55)     (0.50)   (0.47)
 Net Realized Gains.........................................        --          --       --     (0.42)     (0.59)   (0.39)
                                                               -------     -------  -------   -------   --------  -------
   Total Distributions......................................     (0.12)      (0.68)   (0.49)    (0.97)     (1.09)   (0.86)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................   $ 27.39     $ 24.71  $ 22.18   $ 27.79   $  29.27  $ 28.21
===========================================================  ===========   ======== ========  ========  ========  ========
Total Return................................................     11.40%(D)   14.98%  (18.49)%   (1.75)%     7.75%    0.43%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................   $24,119     $97,923  $74,076   $99,066   $106,070  $99,111
Ratio of Expenses to Average Net Assets (B).................      0.81%(E)    0.81%    0.81%     0.80%      0.82%    0.86%
Ratio of Expenses to Average Net Assets (Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid Indirectly) (B).........      0.91%(E)    0.91%    0.84%     0.80%      0.82%    0.86%
Ratio of Net Investment Income to Average Net Assets........      0.57%(E)    2.08%    1.93%     2.09%      1.65%    1.78%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          EMERGING MARKETS VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                               ---------------------------------------------------------------------------------
                                                 SIX MONTHS        YEAR         YEAR          YEAR          YEAR         YEAR
                                                    ENDED         ENDED        ENDED         ENDED         ENDED        ENDED
                                                  APRIL 30,      OCT. 31,     OCT. 31,      OCT. 31,      OCT. 31,     OCT. 31,
                                                    2017           2016         2015          2014          2013         2012
---------------------------------------------------------------------------------------------------------------------------------
                                                 (UNAUDITED)
Net Asset Value, Beginning of Period.......... $     24.84     $     22.22  $     27.81   $     29.28   $     28.22  $     29.02
                                               -----------     -----------  -----------   -----------   -----------  -----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............        0.15            0.51         0.54          0.66          0.55         0.57
 Net Gains (Losses) on Securities (Realized
   and Unrealized)............................        2.69            2.77        (5.60)        (1.10)         1.67        (0.44)
                                               -----------     -----------  -----------   -----------   -----------  -----------
   Total from Investment Operations...........        2.84            3.28        (5.06)        (0.44)         2.22         0.13
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................       (0.13)          (0.66)       (0.53)        (0.61)        (0.57)       (0.54)
 Net Realized Gains...........................          --              --           --         (0.42)        (0.59)       (0.39)
                                               -----------     -----------  -----------   -----------   -----------  -----------
   Total Distributions........................       (0.13)          (0.66)       (0.53)        (1.03)        (1.16)       (0.93)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $     27.55     $     24.84  $     22.22   $     27.81   $     29.28  $     28.22
=============================================  ===========     ===========  ===========   ===========   ===========  ===========
Total Return..................................       11.49%(D)       15.23%      (18.27)%       (1.51)%        8.01%        0.70%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $17,947,983     $16,304,321  $14,834,888   $18,647,276   $19,162,837  $16,589,619
Ratio of Expenses to Average Net Assets (B)...        0.56%(E)        0.56%        0.56%         0.55%         0.57%        0.61%
Ratio of Expenses to Average Net Assets (Fees
 (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor
 and Fees Paid Indirectly) (B)................        0.66%(E)        0.66%        0.59%         0.55%         0.57%        0.61%
Ratio of Net Investment Income to Average Net
 Assets.......................................        1.21%(E)        2.31%        2.12%         2.35%         1.91%        2.03%
---------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      EMERGING MARKETS CORE EQUITY PORTFOLIO
                                                 -------------------------------------------------------------------------------
                                                   SIX MONTHS        YEAR         YEAR          YEAR         YEAR        YEAR
                                                      ENDED         ENDED        ENDED         ENDED        ENDED       ENDED
                                                    APRIL 30,      OCT. 31,     OCT. 31,      OCT. 31,     OCT. 31,    OCT. 31,
                                                      2017           2016         2015          2014         2013        2012
---------------------------------------------------------------------------------------------------------------------------------
                                                   (UNAUDITED)
Net Asset Value, Beginning of Period............ $     18.40     $     16.81  $     20.08   $     20.09  $     19.00  $    18.73
                                                 -----------     -----------  -----------   -----------  -----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...............        0.12            0.37         0.39          0.42         0.39        0.41
 Net Gains (Losses) on Securities (Realized and
   Unrealized)..................................        1.65            1.59        (3.29)        (0.03)        1.07        0.23
                                                 -----------     -----------  -----------   -----------  -----------  ----------
   Total from Investment Operations.............        1.77            1.96        (2.90)         0.39         1.46        0.64
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..........................       (0.09)          (0.37)       (0.37)        (0.40)       (0.37)      (0.37)
                                                 -----------     -----------  -----------   -----------  -----------  ----------
   Total Distributions..........................       (0.09)          (0.37)       (0.37)        (0.40)       (0.37)      (0.37)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................. $     20.08     $     18.40  $     16.81   $     20.08  $     20.09  $    19.00
===============================================  ===========     ===========  ===========   ===========  ===========  ==========
Total Return....................................        9.68%(D)       11.87%      (14.49)%        1.89%        7.75%       3.55%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........... $22,299,430     $18,712,966  $14,856,878   $15,727,547  $13,020,962  $8,594,707
Ratio of Expenses to Average Net Assets.........        0.56%(E)        0.61%        0.62%         0.61%        0.63%       0.68%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid Indirectly).        0.58%(E)        0.61%        0.62%         0.61%        0.63%       0.68%
Ratio of Net Investment Income to Average Net
 Assets.........................................        1.28%(E)        2.20%        2.06%         2.10%        1.97%       2.18%
Portfolio Turnover Rate.........................           2%(D)           3%           5%            2%           1%          1%
---------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-six operational portfolios, of which thirty-two (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company ("DFAITC") and one invests in the Dimensional Emerging Markets Value Fund ("DEM"). International Small Company Portfolio invests in five portfolios within DFAITC. Global Small Company Portfolio invests in six portfolios within the Fund and DFAITC. DFA Global Real Estate Securities Portfolio invests in two portfolios within the Fund and directly in securities. World ex U.S. Value Portfolio invests in three portfolios within the Fund, DFAITC, and DEM. World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three portfolios within the Fund. At April 30, 2017, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the underlying Master Funds as detailed below:

                                                                                 PERCENTAGE
                                                                                  OWNERSHIP
FEEDER FUNDS                            MASTER FUNDS                             AT 04/30/17
------------                            ------------                             -----------
U.S. Large Cap Value Portfolio          The U.S. Large Cap Value Series              85%
Japanese Small Company Portfolio        The Japanese Small Company Series            16%
Asia Pacific Small Company Portfolio    The Asia Pacific Small Company Series        17%
United Kingdom Small Company Portfolio  The United Kingdom Small Company Series       2%
Continental Small Company Portfolio     The Continental Small Company Series          8%
Emerging Markets Portfolio              The Emerging Markets Series                  99%
Emerging Markets Small Cap Portfolio    The Emerging Markets Small Cap Series        99%
Emerging Markets Value Portfolio        Dimensional Emerging Markets Value Fund      99%

                                                                                                   PERCENTAGE
                                                                                                    OWNERSHIP
FUND OF FUNDS                                  MASTER FUNDS                                        AT 04/30/17
-------------                                  ------------                                        -----------
International Small Company Portfolio          The Continental Small Company Series                    92%
                                               The Japanese Small Company Series                       84%
                                               The United Kingdom Small Company Series                 96%
                                               The Asia Pacific Small Company Series                   83%
                                               The Canadian Small Company Series                       98%
Global Small Company Portfolio                 U.S. Small Cap Portfolio                                --*
                                               The Continental Small Company Series                    --*
                                               The Japanese Small Company Series                       --*
                                               The Asia Pacific Small Company Series                   --*
                                               The United Kingdom Small Company Series                 --*
                                               The Canadian Small Company Series                       --*
                                               The Emerging Markets Small Cap Series                   --*
DFA Global Real Estate Securities Portfolio**  DFA Real Estate Securities Portfolio                    20%
                                               DFA International Real Estate Securities Portfolio      41%
World ex U.S. Value Portfolio                  Dimensional Emerging Markets Value Fund                 --*
                                               DFA International Small Cap Value Portfolio             --*
                                               The DFA International Value Series                       1%

                                                                                    PERCENTAGE
                                                                                     OWNERSHIP
FUND OF FUNDS                               MASTER FUNDS                            AT 04/30/17
-------------                               ------------                            -----------
World Core Equity Portfolio                 U.S. Core Equity 1 Portfolio                 1%
                                            International Core Equity Portfolio          1%
                                            Emerging Markets Core Equity Portfolio      --*
Selectively Hedged Global Equity Portfolio  U.S. Core Equity 2 Portfolio                 1%
                                            International Core Equity Portfolio          1%
                                            Emerging Markets Core Equity Portfolio      --*

* Amounts designated as -- are less than 1%.

**DFA Global Real Estate Securities Portfolio invests in two Master Funds as indicated and securities listed on its Summary Schedule of Investments.

   To achieve its investment objective, each feeder fund (collectively, "Feeder Funds") and Fund of Funds invests primarily in a corresponding master fund(s) ("Master Fund") as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Master Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invest in short-term temporary cash investments and futures. In addition, each international and global Fund of Funds may engage in forward currency contracts.

   The financial statements of the Feeder Funds' Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the

International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy. Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the Portfolios in other investment companies (such as the Master Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds', International Small Company Portfolio's, Global Small Company Portfolio's and World ex U.S. Value Portfolio's investments in Series of DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios, Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2017, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   The Feeder Funds, International Small Company Portfolio and World ex U.S. Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Core Portfolio and Emerging Markets Core Equity Portfolio are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to all Portfolios.

   For the six months ended April 30, 2017, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

           Enhanced U.S. Large Company Portfolio.............. 0.20%
           U.S. Large Cap Equity Portfolio.................... 0.15%
           U.S. Large Cap Value Portfolio..................... 0.25%
           U.S. Targeted Value Portfolio...................... 0.35%
           U.S. Small Cap Value Portfolio..................... 0.50%
           U.S. Core Equity 1 Portfolio....................... 0.17%
           U.S. Core Equity 2 Portfolio....................... 0.20%
           U.S. Vector Equity Portfolio....................... 0.30%
           U.S. Small Cap Portfolio........................... 0.35%
           U.S. Micro Cap Portfolio........................... 0.50%
           DFA Real Estate Securities Portfolio............... 0.17%
           Large Cap International Portfolio (1).............. 0.23%
           International Core Equity Portfolio (2)............ 0.32%
           International Small Company Portfolio.............. 0.40%
           Global Small Company Portfolio..................... 0.45%
           Japanese Small Company Portfolio................... 0.50%
           Asia Pacific Small Company Portfolio............... 0.50%
           United Kingdom Small Company Portfolio............. 0.50%
           Continental Small Company Portfolio................ 0.50%
           DFA International Real Estate Securities Portfolio. 0.25%
           DFA Global Real Estate Securities Portfolio........ 0.20%

               DFA International Small Cap Value Portfolio. 0.65%
               International Vector Equity Portfolio....... 0.45%
               World ex U.S. Value Portfolio............... 0.47%
               World ex U.S. Targeted Value Portfolio...... 0.58%
               World ex U.S. Core Equity Portfolio (3)..... 0.37%
               World Core Equity Portfolio................. 0.30%
               Selectively Hedged Global Equity Portfolio.. 0.30%
               Emerging Markets Portfolio (4).............. 0.47%
               Emerging Markets Small Cap Portfolio........ 0.65%
               Emerging Markets Value Portfolio............ 0.50%
               Emerging Markets Core Equity Portfolio (5).. 0.52%

   (1) Effective February 28, 2017, the Large Cap International Portfolio's investment management fee was reduced from 0.25% to 0.20%.

   (2) Effective February 28, 2017, the International Core Equity Portfolio's investment management fee was reduced from 0.35% to 0.27%.

   (3) Effective February 28, 2017, the World ex U.S. Core Equity Portfolio's investment management fee was reduced from 0.40% to 0.32%.

   (4) Effective February 28, 2017, the Emerging Markets Portfolio's investment management fee was reduced from 0.50% to 0.42%.

   (5) Effective February 28, 2017, the Emerging Markets Core Equity Portfolio's investment management fee was reduced from 0.55% to 0.47%.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the non-Feeder Funds below, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2018, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement for such Portfolios shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. For the six months ended April 30, 2017, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor and the net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2017, are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of recovery.

                                                                               PREVIOUSLY         NET WAIVED
                                                                RECOVERY      WAIVED FEES/      FEES/EXPENSES
                                                              OF PREVIOUSLY     EXPENSES      ASSUMED (RECOVERED
                                                    EXPENSE   WAIVED FEES/       ASSUMED      PREVIOUSLY WAIVED
                                                   LIMITATION   EXPENSES    SUBJECT TO FUTURE   FEES/EXPENSES
                                                     AMOUNT      ASSUMED        RECOVERY           ASSUMED)
-                                                  ---------- ------------- ----------------- ------------------
INSTITUTIONAL CLASS SHARES
--------------------------
Enhanced U.S. Large Company Portfolio (1).........    0.15%         --           $   18             $   18
U.S. Large Cap Equity Portfolio (1)...............    0.19%         --               --                 --
U.S. Large Cap Value Portfolio (2)................    0.25%         --               --              9,883
U.S. Targeted Value Portfolio (3).................    0.50%         --               --                 --
U.S. Core Equity 1 Portfolio (1)..................    0.23%         --               --                 --
U.S. Core Equity 2 Portfolio (1)..................    0.26%         --               --                 --
U.S. Vector Equity Portfolio (1)..................    0.36%         --               --                 --
DFA Real Estate Securities Portfolio (1)..........    0.18%        $ 1            1,813                254

                                                                               PREVIOUSLY         NET WAIVED
                                                                RECOVERY      WAIVED FEES/      FEES/EXPENSES
                                                              OF PREVIOUSLY     EXPENSES      ASSUMED (RECOVERED
                                                    EXPENSE   WAIVED FEES/       ASSUMED      PREVIOUSLY WAIVED
                                                   LIMITATION   EXPENSES    SUBJECT TO FUTURE   FEES/EXPENSES
                                                     AMOUNT      ASSUMED        RECOVERY           ASSUMED)
-                                                  ---------- ------------- ----------------- ------------------
INSTITUTIONAL CLASS SHARES
--------------------------
Large Cap International Portfolio (1).............    0.24%         --           $   141            $  141
International Core Equity Portfolio (1)...........    0.30%         --             2,081             2,081
International Small Company Portfolio (4).........    0.45%         --                --                --
Global Small Company Portfolio (5)................    0.49%         --                16                16
Japanese Small Company Portfolio (6)..............    0.47%         --                --               253
Asia Pacific Small Company Portfolio (6)..........    0.47%         --                --               129
United Kingdom Small Company Portfolio (6)........    0.47%         --                25                26
Continental Small Company Portfolio (6)...........    0.47%         --                --               163
DFA International Real Estate Securities
  Portfolio (7)...................................    0.29%         --                --                --
DFA Global Real Estate Securities Portfolio (8)...    0.24%         --            19,735             3,138
International Vector Equity Portfolio (1).........    0.60%         --                --                --
World ex U.S. Value Portfolio (9).................    0.60%         --             1,020               224
World ex U.S. Targeted Value Portfolio (10).......    0.80%         --             1,232                --
World ex U.S. Core Equity Portfolio (11)..........    0.39%        110             1,455                69
World Core Equity Portfolio (12)..................    0.35%         40             1,856               509
Selectively Hedged Global Equity Portfolio (13)...    0.40%         --             1,996               427
Emerging Markets Portfolio (14)...................    0.49%         --                --             2,551
Emerging Markets Small Cap Portfolio (2)..........    0.65%         --                --             5,722
Emerging Markets Value Portfolio (2)..............    0.50%         --                --             8,307
Emerging Markets Core Equity Portfolio (1)........    0.54%         --             1,506             1,506

CLASS R1 SHARES
---------------
U.S. Targeted Value Portfolio (15)................    0.62%         --                --                --

CLASS R2 SHARES
---------------
U.S. Targeted Value Portfolio (15)................    0.77%         --                --                --
Emerging Markets Value Portfolio (16).............    0.96%         --                --                37

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above. The Fee Waiver Agreements for the Enhanced U.S. Large Company Portfolio and Large Cap International Portfolio became effective on April 3, 2017 and January 1, 2017, respectively. In addition, prior to January 1, 2017, the Advisor had contractually agreed to waive all or a portion of its management fee and assume each of the International Core Equity Portfolio's and Emerging Markets Core Equity Portfolio's Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of each such Portfolio to 0.49% and 0.85%, respectively, as a percentage of average net assets on an annualized basis.

   (2) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market Series"), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis.

   (3) The Advisor has contractually agreed to waive its management fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (4) Effective July 21, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the Expense Limitation Amount listed above.

   (5) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

   (6) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.50% of the average net assets of a class of a Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Except, a Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume each

Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the Expense Limitation Amount listed above. The Fee Waiver Agreement did not include the indirect expenses each Portfolio bore as a shareholder of its Master Fund.

   (7) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   Prior to February 28, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.65% of the Portfolio's average net assets on an annualized basis.

   (8) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   From February 28, 2012 to February 27, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.32% of the Portfolio's average net assets on an annualized basis.

   (9) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.47% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master Funds' management services fees have been offset (the "Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount, as listed above.

   (10) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.58% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (11) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (12) Effective June 27, 2014, the Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds ,except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (including the Portfolio's proportionate share of any management fees that a Master Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). Prior to June 27, 2014, the Expense Limitation Amount was 0.40% of the average net assets of such class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.

   (13) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (14) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.42% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). Effective January 1, 2017, in addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

   (15) The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R1 shares or Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (16) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.50% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to (including for the period prior to July 21, 2015) assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the "Annualized Expense Ratio"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Annualized Expense Ratio listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery is within thirty-six months and does not cause the annualized expense ratio of the Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio, as listed above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

EARNED INCOME CREDIT:

   In addition, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended April 30, 2017, expenses reduced were as follows (amounts in thousands):

                                                               FEES PAID
                                                               INDIRECTLY
       -                                                       ----------
       Enhanced U.S. Large Company Portfolio..................    $  4
       Large Cap International Portfolio......................     132
       International Core Equity Portfolio....................     799
       DFA International Real Estate Securities Portfolio.....     155
       DFA International Small Cap Value Portfolio............     233
       International Vector Equity Portfolio..................      30
       World ex U.S. Targeted Value Portfolio.................       5
       World ex U.S. Core Equity Portfolio....................      57
       Emerging Markets Core Equity Portfolio.................     568

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2017, the total related amounts paid by the Fund to the CCO were $150 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2017, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

           Enhanced U.S. Large Company Portfolio.............. $ 10
           U.S. Large Cap Equity Portfolio....................    7
           U.S. Large Cap Value Portfolio.....................  444
           U.S. Targeted Value Portfolio......................  152
           U.S. Small Cap Value Portfolio.....................  385
           U.S. Core Equity 1 Portfolio.......................  250
           U.S. Core Equity 2 Portfolio.......................  344
           U.S. Vector Equity Portfolio.......................   96
           U.S. Small Cap Portfolio...........................  249
           U.S. Micro Cap Portfolio...........................  182
           DFA Real Estate Securities Portfolio...............  168
           Large Cap International Portfolio..................   97
           International Core Equity Portfolio................  325
           International Small Company Portfolio..............  291
           Global Small Company Portfolio.....................   --*
           Japanese Small Company Portfolio...................   12
           Asia Pacific Small Company Portfolio...............    8
           United Kingdom Small Company Portfolio.............    2
           Continental Small Company Portfolio................    7
           DFA International Real Estate Securities Portfolio.   71
           DFA Global Real Estate Securities Portfolio........   66
           DFA International Small Cap Value Portfolio........  414
           International Vector Equity Portfolio..............   30
           World ex U.S. Value Portfolio......................    2
           World ex U.S. Targeted Value Portfolio.............    3
           World ex U.S. Core Equity Portfolio................   12

                World Core Equity Portfolio................ $  2
                Selectively Hedged Global Equity Portfolio.    3
                Emerging Markets Portfolio.................  132
                Emerging Markets Small Cap Portfolio.......  113
                Emerging Markets Value Portfolio...........  543
                Emerging Markets Core Equity Portfolio.....  334

* Amounts are less than $500.

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2017, the Portfolios' transactions related to investment securities, other than short-term securities (amounts in thousands), were as follows:

                                                     U.S. GOVERNMENT     OTHER INVESTMENT
                                                        SECURITIES          SECURITIES
                                                    ------------------ ---------------------
                                                    PURCHASES  SALES   PURCHASES    SALES
                                                    --------- -------- ---------- ----------
Enhanced U.S. Large Company Portfolio.............. $102,401  $105,757 $  147,499 $  122,171
U.S. Large Cap Equity Portfolio....................       --        --    155,745     81,606
U.S. Targeted Value Portfolio......................       --        --  1,874,374  1,343,752
U.S. Small Cap Value Portfolio.....................       --        --  2,133,041  2,031,364
U.S. Core Equity 1 Portfolio.......................       --        --  1,657,419    247,020
U.S. Core Equity 2 Portfolio.......................       --        --  1,588,784    403,600
U.S. Vector Equity Portfolio.......................       --        --    281,883    204,572
U.S. Small Cap Portfolio...........................       --        --  1,947,460    891,125
U.S. Micro Cap Portfolio...........................       --        --    452,224    544,586
DFA Real Estate Securities Portfolio...............       --        --    573,668     93,691
Large Cap International Portfolio..................       --        --    313,630     83,512
International Core Equity Portfolio................       --        --  2,525,985    493,014
DFA International Real Estate Securities Portfolio.       --        --    542,784     57,288
DFA Global Real Estate Securities Portfolio........       --        --    745,714     81,090
DFA International Small Cap Value Portfolio........       --        --  1,351,544  1,435,417
International Vector Equity Portfolio..............       --        --    158,095     43,484
World ex U.S. Targeted Value Portfolio.............       --        --     77,370     21,825
World ex U.S. Core Equity Portfolio................       --        --    361,639     30,037
Emerging Markets Core Equity Portfolio.............       --        --  2,179,560    417,346

   For the six months ended April 30, 2017, the Fund of Funds transactions related to Affiliated Investment Companies were as follows (amounts in thousands):

                                                  GLOBAL SMALL COMPANY PORTFOLIO
                                 -----------------------------------------------------------------
                                 BALANCE AT BALANCE AT                   DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES  10/31/2016 4/30/2017  PURCHASES  SALES   INCOME   REALIZED GAINS
-------------------------------  ---------- ---------- --------- ------- -------- ----------------
U.S. Small Cap Portfolio........         -- $    5,305 $  5,267  $    49 $      8          --
                                 ---------- ---------- --------  ------- --------     -------
Total...........................         -- $    5,305 $  5,267  $    49 $      8          --
                                 ========== ========== ========  ======= ========     =======

                                            DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                 -----------------------------------------------------------------
                                 BALANCE AT BALANCE AT                   DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES  10/31/2016 4/30/2017  PURCHASES  SALES   INCOME   REALIZED GAINS
-------------------------------  ---------- ---------- --------- ------- -------- ----------------
DFA International Real Estate
  Securities Portfolio.......... $1,678,314 $1,957,562 $380,928  $38,225 $132,577          --
DFA Real Estate Securities
  Portfolio.....................  1,619,318  1,591,970       --   40,944   28,272     $14,569
                                 ---------- ---------- --------  ------- --------     -------
Total........................... $3,297,632 $3,549,532 $380,928  $79,169 $160,849     $14,569
                                 ========== ========== ========  ======= ========     =======

                                                       WORLD EX U.S. VALUE PORTFOLIO
                                     -----------------------------------------------------------------
                                     BALANCE AT BALANCE AT                   DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES      10/31/2016 4/30/2017  PURCHASES  SALES   INCOME   REALIZED GAINS
-------------------------------      ---------- ---------- --------- ------- -------- ----------------
DFA International Small Cap Value
  Portfolio.........................  $ 20,452   $ 23,752   $ 1,579  $   200  $  170        $653
                                      --------   --------   -------  -------  ------        ----
Total...............................  $ 20,452   $ 23,752   $ 1,579  $   200  $  170        $653
                                      ========   ========   =======  =======  ======        ====

                                                        WORLD CORE EQUITY PORTFOLIO
                                     -----------------------------------------------------------------
                                     BALANCE AT BALANCE AT                   DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES      10/31/2016 4/30/2017  PURCHASES  SALES   INCOME   REALIZED GAINS
-------------------------------      ---------- ---------- --------- ------- -------- ----------------
U.S. Core Equity 1 Portfolio........  $189,060   $230,825   $23,147  $ 6,968  $1,949        $898
International Core Equity Portfolio.   137,648    165,765    16,614    4,493   1,262          --
Emerging Markets Core Equity
  Portfolio.........................    43,388     52,081     5,743    1,453     215          --
                                      --------   --------   -------  -------  ------        ----
Total...............................  $370,096   $448,671   $45,504  $12,914  $3,426        $898
                                      ========   ========   =======  =======  ======        ====

                                                SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                                     -----------------------------------------------------------------
                                     BALANCE AT BALANCE AT                   DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES      10/31/2016 4/30/2017  PURCHASES  SALES   INCOME   REALIZED GAINS
-------------------------------      ---------- ---------- --------- ------- -------- ----------------
U.S. Core Equity 2 Portfolio........  $124,577   $142,310   $ 5,917  $ 4,537  $1,138        $894
International Core Equity Portfolio.   101,000    116,159     6,704    2,961     914          --
Emerging Markets Core Equity
  Portfolio.........................    50,601     58,707     5,478    2,286     251          --
                                      --------   --------   -------  -------  ------        ----
Total...............................  $276,178   $317,176   $18,099  $ 9,784  $2,303        $894
                                      ========   ========   =======  =======  ======        ====

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                          INCREASE       INCREASE
                                                         (DECREASE)     (DECREASE)
                                          INCREASE     UNDISTRIBUTED   ACCUMULATED
                                         (DECREASE)    NET INVESTMENT  NET REALIZED
                                       PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                       --------------- -------------- --------------
Enhanced U.S. Large Company Portfolio.     $   535        $   (100)      $   (435)
U.S. Large Cap Equity Portfolio.......         304             (70)          (234)
U.S. Large Cap Value Portfolio........      32,819         (16,948)       (15,871)
U.S. Targeted Value Portfolio.........      21,874          (4,985)       (16,889)
U.S. Small Cap Value Portfolio........      45,432          (7,935)       (37,497)

                                                                       INCREASE       INCREASE
                                                                      (DECREASE)     (DECREASE)
                                                       INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                      (DECREASE)    NET INVESTMENT  NET REALIZED
                                                    PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                                    --------------- -------------- --------------
U.S. Core Equity 1 Portfolio.......................    $  8,674        $  3,625       $(12,299)
U.S. Core Equity 2 Portfolio.......................      10,013         (10,750)           737
U.S. Vector Equity Portfolio.......................       7,864          (4,641)        (3,223)
U.S. Small Cap Portfolio...........................      24,806          (6,588)       (18,218)
U.S. Micro Cap Portfolio...........................      14,933          (1,172)       (13,761)
DFA Real Estate Securities Portfolio...............     (11,291)         17,695         (6,404)
Large Cap International Portfolio..................     (18,977)            253         18,724
International Core Equity Portfolio................      12,878         (12,174)          (704)
International Small Company Portfolio..............      22,671          (7,960)       (14,711)
Global Small Company Portfolio.....................          --              --             --
Japanese Small Company Portfolio...................          --             426           (426)
Asia Pacific Small Company Portfolio...............     (16,317)            181         16,136
United Kingdom Small Company Portfolio.............         331              79           (410)
Continental Small Company Portfolio................          --              31            (31)
DFA International Real Estate Securities Portfolio.      (2,046)         (9,291)        11,337
DFA Global Real Estate Securities Portfolio........       3,345          (2,527)          (818)
DFA International Small Cap Value Portfolio........      65,378           2,410        (67,788)
International Vector Equity Portfolio..............       2,360          (1,822)          (538)
World ex U.S. Value Portfolio......................          --             166           (166)
World ex U.S. Targeted Value Portfolio.............       2,561             (18)        (2,543)
World ex U.S. Core Equity Portfolio................       1,353          (1,133)          (220)
World Core Equity Portfolio........................          80             (65)           (15)
Selectively Hedged Global Equity Portfolio.........         369             114           (483)
Emerging Markets Portfolio.........................       4,360          (3,397)          (963)
Emerging Markets Small Cap Portfolio...............      13,361           2,519        (15,880)
Emerging Markets Value Portfolio...................      12,432          22,396        (34,828)
Emerging Markets Core Equity Portfolio.............       5,090          (7,994)         2,904

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2015 and October 31, 2016 were as follows (amounts in thousands):

                       NET INVESTMENT
                         INCOME AND
                         SHORT-TERM     LONG-TERM
                       CAPITAL GAINS  CAPITAL GAINS   TOTAL
                       -------------- ------------- ----------
                 Enhanced U.S. Large Company Portfolio
                 2015.    $ 11,391      $ 16,610    $   28,001
                 2016.       4,946         9,801        14,747
                 U.S. Large Cap Equity Portfolio
                 2015.       8,398           266         8,664
                 2016.      14,431            --        14,431
                 U.S. Large Cap Value Portfolio
                 2015.     302,945        86,223       389,168
                 2016.     357,227       643,970     1,001,197
                 U.S. Targeted Value Portfolio
                 2015.      85,573       237,911       323,484
                 2016.     104,605       286,529       391,134
                 U.S. Small Cap Value Portfolio
                 2015.     130,190       427,115       557,305
                 2016.     122,984       487,358       610,342

                           NET INVESTMENT
                             INCOME AND
                             SHORT-TERM       LONG-TERM
                           CAPITAL GAINS    CAPITAL GAINS   TOTAL
                           --------------   -------------  --------
                  U.S. Core Equity 1 Portfolio
                  2015....    $200,298        $ 49,469     $249,767
                  2016....     253,050         160,152      413,202
                  U.S. Core Equity 2 Portfolio
                  2015....     228,075          89,857      317,932
                  2016....     281,321         296,061      577,382
                  U.S. Vector Equity Portfolio
                  2015....      51,799         109,045      160,844
                  2016....      59,624         119,588      179,212
                  U.S. Small Cap Portfolio
                  2015....     105,110         268,312      373,422
                  2016....     135,940         503,185      639,125
                  U.S. Micro Cap Portfolio
                  2015....      39,933         278,651      318,584
                  2016....      43,406         267,830      311,236
                  DFA Real Estate Securities Portfolio
                  2015....     220,092              --      220,092
                  2016....     199,996              --      199,996
                  Large Cap International Portfolio
                  2015....      85,101              --       85,101
                  2016....      92,122              --       92,122
                  International Core Equity Portfolio
                  2015....     367,607              --      367,607
                  2016....     387,589              --      387,589
                  International Small Company Portfolio
                  2015....     235,604         250,320      485,924
                  2016....     283,791         207,859      491,650
                  Global Small Company Portfolio
                  2015....          --              --           --
                  2016....          --              --           --
                  Japanese Small Company Portfolio
                  2015....       7,758              --        7,758
                  2016....       6,534              --        6,534
                  Asia Pacific Small Company Portfolio
                  2015....      16,487              --       16,487
                  2016....       7,760              --        7,760
                  United Kingdom Small Company Portfolio
                  2015....       1,068           2,151        3,219
                  2016....       1,389           1,632        3,021
                  Continental Small Company Portfolio
                  2015....       4,771              --        4,771
                  2016....       6,377              --        6,377
                  DFA International Real Estate Securities Portfolio
                  2015....     182,724              --      182,724
                  2016....      60,576              --       60,576
                  DFA Global Real Estate Securities Portfolio
                  2015....     124,281              --      124,281
                  2016....      97,767              --       97,767

                        NET INVESTMENT
                          INCOME AND
                          SHORT-TERM     LONG-TERM
                        CAPITAL GAINS  CAPITAL GAINS  TOTAL
                        -------------- ------------- --------
                  DFA International Small Cap Value Portfolio
                  2015.    $224,376      $207,080    $431,456
                  2016.     381,199       182,540     563,739
                  International Vector Equity Portfolio
                  2015.      38,097        10,950      49,047
                  2016.      43,651         5,716      49,367
                  World ex U.S. Value Portfolio
                  2015.       3,283            --       3,283
                  2016.       5,358            --       5,358
                  World ex U.S. Targeted Value Portfolio
                  2015.       3,902           402       4,304
                  2016.       4,374            --       4,374
                  World ex U.S. Core Equity Portfolio
                  2015.      15,824            --      15,824
                  2016.      36,005            --      36,005
                  World Core Equity Portfolio
                  2015.       2,679           232       2,911
                  2016.       5,800           132       5,932
                  Selectively Hedged Global Equity Portfolio
                  2015.       4,968         1,915       6,883
                  2016.       6,448           620       7,068
                  Emerging Markets Portfolio
                  2015.      73,891            --      73,891
                  2016.      89,527            --      89,527
                  Emerging Markets Small Cap Portfolio
                  2015.     102,968        88,636     191,604
                  2016.     124,387        36,697     161,084
                  Emerging Markets Value Portfolio
                  2015.     351,213            --     351,213
                  2016.     439,072            --     439,072
                  Emerging Markets Core Equity Portfolio
                  2015.     304,141            --     304,141
                  2016.     349,434            --     349,434

   Global Small Company Portfolio commenced operations on January 18, 2017 and did not pay any distributions for the years ended October 31, 2015 and October 31, 2016.

   At October 31, 2016, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                        NET INVESTMENT
                                          INCOME AND
                                          SHORT-TERM     LONG-TERM
                                        CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                        -------------- ------------- --------
 Enhanced U.S. Large Company Portfolio.    $   (274)     $   (261)   $   (535)
 U.S. Large Cap Equity Portfolio.......        (258)           --        (258)
 U.S. Large Cap Value Portfolio........     (14,344)      (18,475)    (32,819)
 U.S. Targeted Value Portfolio.........      (5,900)      (15,974)    (21,874)
 U.S. Small Cap Value Portfolio........      (7,917)      (37,500)    (45,417)
 U.S. Core Equity 1 Portfolio..........      (6,342)       (1,746)     (8,088)
 U.S. Core Equity 2 Portfolio..........      (6,490)       (2,811)     (9,301)

                                                    NET INVESTMENT
                                                      INCOME AND
                                                      SHORT-TERM     LONG-TERM
                                                    CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                                    -------------- ------------- --------
U.S. Vector Equity Portfolio.......................    $ (2,769)     $ (5,072)   $ (7,841)
U.S. Small Cap Portfolio...........................      (7,237)      (17,565)    (24,802)
U.S. Micro Cap Portfolio...........................      (2,066)      (12,862)    (14,928)
DFA Real Estate Securities Portfolio...............      (2,701)         (750)     (3,451)
Large Cap International Portfolio..................          --            --          --
International Core Equity Portfolio................     (12,864)           --     (12,864)
International Small Company Portfolio..............     (11,313)      (10,494)    (21,807)
Global Small Company Portfolio.....................          --            --          --
Japanese Small Company Portfolio...................          --            --          --
Asia Pacific Small Company Portfolio...............          --            --          --
United Kingdom Small Company Portfolio.............        (149)         (182)       (331)
Continental Small Company Portfolio................          --            --          --
DFA International Real Estate Securities Portfolio.     (11,400)           --     (11,400)
DFA Global Real Estate Securities Portfolio........      (3,047)         (364)     (3,411)
DFA International Small Cap Value Portfolio........     (15,840)      (19,436)    (35,276)
International Vector Equity Portfolio..............      (2,180)         (179)     (2,359)
World ex U.S. Value Portfolio......................          --            --          --
World ex U.S. Targeted Value Portfolio.............        (367)           --        (367)
World ex U.S. Core Equity Portfolio................      (1,353)           --      (1,353)
World Core Equity Portfolio........................         (67)          (14)        (81)
Selectively Hedged Global Equity Portfolio.........        (268)         (101)       (369)
Emerging Markets Portfolio.........................      (4,360)           --      (4,360)
Emerging Markets Small Cap Portfolio...............      (7,272)       (6,089)    (13,361)
Emerging Markets Value Portfolio...................     (12,432)           --     (12,432)
Emerging Markets Core Equity Portfolio.............     (12,170)           --     (12,170)

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                      UNDISTRIBUTED                                               TOTAL NET
                                      NET INVESTMENT                                            DISTRIBUTABLE
                                        INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                        SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                      CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                      -------------- ------------- ------------- -------------- -------------
Enhanced U.S. Large Company
  Portfolio..........................    $ 2,930       $  4,088             --     $       (5)   $    7,013
U.S. Large Cap Equity Portfolio......      1,891             --      $ (11,064)        54,208        45,035
U.S. Large Cap Value Portfolio.......     19,642        446,140             --      4,487,495     4,953,277
U.S. Targeted Value Portfolio........     17,723        282,315             --        890,310     1,190,348
U.S. Small Cap Value Portfolio.......     16,385        533,286             --      2,185,837     2,735,508
U.S. Core Equity 1 Portfolio.........     33,863         71,615             --      3,471,018     3,576,496
U.S. Core Equity 2 Portfolio.........     27,061        122,467             --      4,229,205     4,378,733
U.S. Vector Equity Portfolio.........        562        101,957             --        895,232       997,751
U.S. Small Cap Portfolio.............     18,404        343,189             --      2,071,208     2,432,801
U.S. Micro Cap Portfolio.............      4,043        255,836             --      1,277,801     1,537,680
DFA Real Estate Securities Portfolio.     39,164         66,384             --      2,060,852     2,166,400
Large Cap International Portfolio....     16,290             --       (209,528)       208,151        14,913
International Core Equity Portfolio..     87,644             --       (362,544)       428,070       153,170
International Small Company
  Portfolio..........................     81,583        251,071             --        647,525       980,179
Global Small Company Portfolio.......         --             --             --             --            --
Japanese Small Company Portfolio.....      9,316             --        (31,648)        61,150        38,818
Asia Pacific Small Company Portfolio.      8,100             --        (21,813)       (16,408)      (30,121)

                                          UNDISTRIBUTED                                               TOTAL NET
                                          NET INVESTMENT                                            DISTRIBUTABLE
                                            INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                            SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                          CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                          -------------- ------------- ------------- -------------- -------------
United Kingdom Small Company
  Portfolio..............................    $    433      $  1,684              --   $     1,926    $     4,043
Continental Small Company Portfolio......         705            --     $   (10,132)       37,037         27,610
DFA International Real Estate Securities
  Portfolio..............................     298,685            --        (201,001)     (356,853)      (259,169)
DFA Global Real Estate Securities
  Portfolio..............................      63,339        13,527              --       657,422        734,288
DFA International Small Cap Value
  Portfolio..............................      97,358       410,184              --       916,807      1,424,349
International Vector Equity Portfolio....      11,116         4,040              --        85,341        100,497
World ex U.S. Value Portfolio............         986            --          (2,709)       (1,298)        (3,021)
World ex U.S. Targeted Value
  Portfolio..............................       1,024            --          (8,263)       27,665         20,426
World ex U.S. Core Equity Portfolio......       7,807            --         (12,063)      (12,467)       (16,723)
World Core Equity Portfolio..............         273         1,231              --        (1,033)           471
Selectively Hedged Global Equity
  Portfolio..............................       5,104         2,369              --        11,613         19,086
Emerging Markets Portfolio...............      23,714            --        (220,310)      958,300        761,704
Emerging Markets Small Cap
  Portfolio..............................      65,038       117,097              --       135,765        317,900
Emerging Markets Value Portfolio.........      72,788            --      (1,056,563)   (1,226,944)    (2,210,719)
Emerging Markets Core Equity
  Portfolio..............................      67,932            --        (803,339)      809,224         73,817

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                 EXPIRES ON OCTOBER 31,
                                       -------------------------------------------
                                         2017    2018    2019   UNLIMITED  TOTAL
                                       -------- ------- ------- --------- --------
Enhanced U.S. Large Company Portfolio.       --      --      --       --        --
U.S. Large Cap Equity Portfolio.......       --      --      -- $ 11,064  $ 11,064
U.S. Large Cap Value Portfolio........       --      --      --       --        --
U.S. Targeted Value Portfolio.........       --      --      --       --        --
U.S. Small Cap Value Portfolio........       --      --      --       --        --
U.S. Core Equity 1 Portfolio..........       --      --      --       --        --
U.S. Core Equity 2 Portfolio..........       --      --      --       --        --
U.S. Vector Equity Portfolio..........       --      --      --       --        --
U.S. Small Cap Portfolio..............       --      --      --       --        --
U.S. Micro Cap Portfolio..............       --      --      --       --        --
DFA Real Estate Securities Portfolio..       --      --      --       --        --
Large Cap International Portfolio..... $135,392 $14,311 $12,549   47,275   209,527
International Core Equity Portfolio...   53,176      --      --  309,368   362,544
International Small Company Portfolio.       --      --      --       --        --
Global Small Company Portfolio........       --      --      --       --        --

                                                               EXPIRES ON OCTOBER 31,
                                                    ---------------------------------------------
                                                     2017    2018    2019   UNLIMITED    TOTAL
                                                    ------- ------- ------- ---------- ----------
Japanese Small Company Portfolio................... $13,897 $12,208 $ 5,543         -- $   31,648
Asia Pacific Small Company Portfolio...............   8,261      --      -- $   13,552     21,813
United Kingdom Small Company Portfolio.............      --      --      --         --         --
Continental Small Company Portfolio................   4,880   5,252      --         --     10,132
DFA International Real Estate Securities Portfolio.  34,576  38,689  69,466     58,270    201,001
DFA Global Real Estate Securities Portfolio........      --      --      --         --         --
DFA International Small Cap Value Portfolio........      --      --      --         --         --
International Vector Equity Portfolio..............      --      --      --         --         --
World ex U.S. Value Portfolio......................      --      --     345      2,364      2,709
World ex U.S. Targeted Value Portfolio.............      --      --      --      8,263      8,263
World ex U.S. Core Equity Portfolio................      --      --      --     12,063     12,063
World Core Equity Portfolio........................      --      --      --         --         --
Selectively Hedged Global Equity Portfolio.........      --      --      --         --         --
Emerging Markets Portfolio.........................      --      --      --    220,310    220,310
Emerging Markets Small Cap Portfolio...............      --      --      --         --         --
Emerging Markets Value Portfolio...................      --      --      --  1,056,563  1,056,563
Emerging Markets Core Equity Portfolio.............  26,444      --      --    776,895    803,339

   During the year ended October 31, 2016, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

          DFA Real Estate Securities Portfolio............... $10,635
          Large Cap International Portfolio..................  40,352
          Japanese Small Company Portfolio...................  19,964
          Continental Small Company Portfolio................   6,882
          DFA International Real Estate Securities Portfolio.   1,010
          World ex U.S. Targeted Value Portfolio.............   6,624

   At April 30, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                               NET
                                                                                            UNREALIZED
                                                     FEDERAL     UNREALIZED   UNREALIZED   APPRECIATION
                                                     TAX COST   APPRECIATION DEPRECIATION (DEPRECIATION)
                                                    ----------- ------------ ------------ --------------
Enhanced U.S. Large Company Portfolio.............. $   253,895  $      364  $      (286)   $       78
U.S. Large Cap Equity Portfolio....................     902,815     188,709      (23,794)      164,915
U.S. Large Cap Value Portfolio.....................  14,715,903   6,349,085           --     6,349,085
U.S. Targeted Value Portfolio......................   9,616,637   2,339,752     (577,039)    1,762,713
U.S. Small Cap Value Portfolio.....................  12,632,364   4,364,774     (817,511)    3,547,263
U.S. Core Equity 1 Portfolio.......................  14,583,848   6,025,876     (486,044)    5,539,832
U.S. Core Equity 2 Portfolio.......................  15,788,786   7,205,922     (673,386)    6,532,536
U.S. Vector Equity Portfolio.......................   3,681,814   1,643,521     (221,207)    1,422,314
U.S. Small Cap Portfolio...........................  15,622,391   4,475,515     (822,709)    3,652,806
U.S. Micro Cap Portfolio...........................   4,874,430   2,274,674     (344,021)    1,930,653
DFA Real Estate Securities Portfolio...............   6,201,264   2,329,798     (168,021)    2,161,777
Large Cap International Portfolio..................   3,858,942     855,138     (300,193)      554,945
International Core Equity Portfolio................  20,405,648   4,058,982   (1,687,027)    2,371,955
International Small Company Portfolio..............  10,258,764   1,915,133     (202,627)    1,712,506
Global Small Company Portfolio.....................      10,000         366          (22)          344
Japanese Small Company Portfolio...................     454,394      84,602           --        84,602
Asia Pacific Small Company Portfolio...............     291,933          --       (9,005)       (9,005)
United Kingdom Small Company Portfolio.............      35,775       7,350           --         7,350
Continental Small Company Portfolio................     294,669      91,879           --        91,879
DFA International Real Estate Securities Portfolio.   5,138,575          --     (251,643)     (251,643)
DFA Global Real Estate Securities Portfolio........   5,088,843     723,634      (91,572)      632,062
DFA International Small Cap Value Portfolio........  13,025,452   3,490,261   (1,306,054)    2,184,207
International Vector Equity Portfolio..............   2,088,346     479,904     (181,380)      298,524
World ex U.S. Value Portfolio......................     197,778      18,897           --        18,897
World ex U.S. Targeted Value Portfolio.............     336,394      66,293      (17,032)       49,261
World ex U.S. Core Equity Portfolio................   2,156,504     298,254     (119,365)      178,889
World Core Equity Portfolio........................     403,605      45,388           --        45,388
Selectively Hedged Global Equity Portfolio.........     272,352      44,823           --        44,823
Emerging Markets Portfolio.........................   4,259,543   1,428,825           --     1,428,825
Emerging Markets Small Cap Portfolio...............   5,833,114     672,717           --       672,717
Emerging Markets Value Portfolio...................  17,034,785     952,209           --       952,209
Emerging Markets Core Equity Portfolio.............  20,395,196   4,876,344   (2,176,643)    2,699,701

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the current fiscal year remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                         SIX MONTHS ENDED          YEARENDED
                                                          APRIL 30, 2017         OCT. 31, 2016
                                                       --------------------  ---------------------
                                                            (UNAUDITED)
                                                          AMOUNT     SHARES     AMOUNT     SHARES
                                                       -----------  -------  -----------  --------
U.S. TARGETED VALUE PORTFOLIO
Class R1 Shares
 Shares Issued........................................ $    16,847      696  $    10,885       541
 Shares Issued in Lieu of Cash Distributions..........       1,626       67        2,087       104
 Shares Redeemed......................................      (5,235)    (219)     (16,510)     (828)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R1 Shares............ $    13,238      544  $    (3,538)     (183)
                                                       ===========  =======  ===========  ========
Class R2 Shares
 Shares Issued........................................ $    47,124    1,981  $    55,695     2,692
 Shares Issued in Lieu of Cash Distributions..........       6,408      266        7,874       394
 Shares Redeemed......................................     (39,911)  (1,674)     (48,930)   (2,390)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $    13,621      573  $    14,639       696
                                                       ===========  =======  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 1,571,274   65,400  $ 1,922,986    96,220
 Shares Issued in Lieu of Cash Distributions..........     314,687   12,982      353,719    17,629
 Shares Redeemed......................................  (1,315,801) (54,822)  (1,368,182)  (67,152)
                                                       ===========  =======  ===========  ========
Net Increase (Decrease) -- Institutional Class Shares. $   570,160   23,560  $   908,523    46,697
                                                       ===========  =======  ===========  ========

EMERGING MARKETS VALUE PORTFOLIO
Class R2 Shares
 Shares Issued........................................ $    16,043      637  $    26,972     1,227
 Shares Issued in Lieu of Cash Distributions..........         481       20        2,365       110
 Shares Redeemed......................................     (99,425)  (3,740)     (15,075)     (714)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $   (82,901)  (3,083) $    14,262       623
                                                       ===========  =======  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 1,415,211   54,931  $ 2,794,365   131,949
 Shares Issued in Lieu of Cash Distributions..........      77,713    3,214      413,784    19,201
 Shares Redeemed......................................  (1,614,007) (63,070)  (3,524,430) (162,649)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $  (121,083)  (4,925) $  (316,281)  (11,499)
                                                       ===========  =======  ===========  ========

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. FORWARD CURRENCY CONTRACTS: The Selectively Hedged Global Equity Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. At April 30, 2017, the Selectively Hedged Global Equity Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                                                                                                 UNREALIZED
                                                                                                   FOREIGN
SETTLEMENT  CURRENCY                                                    CONTRACT     VALUE AT     EXCHANGE
   DATE     AMOUNT*        CURRENCY              COUNTERPARTY            AMOUNT   APRIL 30, 2017 GAIN (LOSS)
---------- ----------  ------------------ ---------------------------- ---------  -------------- -----------
 05/03/17      (8,864) Canadian Dollar    JP Morgan                    $  (6,633)   $  (6,495)      $ 138
 05/31/17     (13,140) Denmark Krone      Citibank, N.A.                  (1,924)      (1,927)         (3)
 05/02/17      24,848  Euro               Bank of America Corp.           27,019       27,066          47
 05/02/17     (24,848) Euro               Bank of America Corp.          (27,041)     (27,066)        (25)
 06/01/17     (26,005) Euro               Bank of America Corp.          (28,317)     (28,366)        (49)
 05/04/17      81,604  Hong Kong Dollar   State Street Bank and Trust     10,492       10,491          (1)
 05/04/17     (81,604) Hong Kong Dollar   JP Morgan                      (10,512)     (10,491)         21
 06/02/17     (83,400) Hong Kong Dollar   State Street Bank and Trust    (10,730)     (10,729)          1
 05/08/17  (2,697,719) Japanese Yen       State Street Bank and Trust    (24,194)     (24,205)        (11)
 05/24/17      (7,464) Norwegian Krone    Citibank, N.A.                    (865)        (870)         (5)
 05/24/17      (1,606) Singapore Dollar   Citibank, N.A.                  (1,149)      (1,149)         --
 05/23/17     (26,832) Swedish Krona      JP Morgan                       (3,002)      (3,032)        (30)
 05/24/17      (6,318) Swiss Franc        State Street Bank and Trust     (6,336)      (6,357)        (21)
 05/30/17     (13,148) UK Pound Sterling  JP Morgan                      (16,868)     (17,041)       (173)
                                                                       ---------    ---------       -----
                                                                       $(100,060)   $(100,171)      $(111)
                                                                       =========    =========       =====

* Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3. FUTURES CONTRACTS: Each Portfolio noted below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2017, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                                             EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                          DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                     ----------------------- ---------- --------- -------- ----------- ----------
Enhanced U.S. Large
  Company Portfolio. S&P 500 Emini Index(R)   06/16/17    2,162   $257,332   $2,996        --
                                                                  --------   ------        --
                                                                  $257,332   $2,996        --
                                                                  ========   ======        ==

                                               EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                            DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                       ----------------------- ---------- --------- -------- ----------- ----------
U.S. Large Cap Equity
  Portfolio........... S&P 500 Emini Index(R)   06/16/17     30      $3,571      $1          --
                                                                     ------      --          --
                                                                     $3,571      $1          --
                                                                     ======      ==          ==

                                             EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                          DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                     ----------------------- ---------- --------- -------- ----------- ----------
U.S. Targeted Value
  Portfolio......... S&P 500 Emini Index(R)   06/16/17     765    $91,054     $518       $3,825
                                                                  -------     ----       ------
                                                                  $91,054     $518       $3,825
                                                                  =======     ====       ======

                                              EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                           DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                      ----------------------- ---------- --------- -------- ----------- ----------
U.S. Small Cap Value
  Portfolio.......... S&P 500 Emini Index(R)   06/16/17     999    $118,906   $1,190      $4,995
                                                                   --------   ------      ------
                                                                   $118,906   $1,190      $4,995
                                                                   ========   ======      ======

                                            EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                         DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                    ----------------------- ---------- --------- -------- ----------- ----------
U.S. Core Equity 1
  Portfolio........ S&P 500 Emini Index(R)   06/16/17     790    $94,030     $329       $3,950
                                                                 -------     ----       ------
                                                                 $94,030     $329       $3,950
                                                                 =======     ====       ======

                                            EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                         DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                    ----------------------- ---------- --------- -------- ----------- ----------
U.S. Core Equity 2
  Portfolio........ S&P 500 Emini Index(R)   06/16/17    1,340   $159,494   $1,281      $6,700
                                                                 --------   ------      ------
                                                                 $159,494   $1,281      $6,700
                                                                 ========   ======      ======

                                            EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                         DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                    ----------------------- ---------- --------- -------- ----------- ----------
U.S. Vector Equity
  Portfolio........ S&P 500 Emini Index(R)   06/16/17     300    $35,708     $290       $1,500
                                                                 -------     ----       ------
                                                                 $35,708     $290       $1,500
                                                                 =======     ====       ======

                                                  EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                               DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                          ----------------------- ---------- --------- -------- ----------- ----------
U.S. Small Cap Portfolio. Russell 2000 Index(R)    06/16/17    1,104   $ 77,192   $1,870      $5,673
U.S. Small Cap Portfolio. S&P 500 Emini Index(R)   06/16/17      723     86,055      540       1,640
                                                                       --------   ------      ------
                                                                       $163,247   $2,410      $7,313
                                                                       ========   ======      ======

                                                  EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                               DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                          ----------------------- ---------- --------- -------- ----------- ----------
U.S. Micro Cap Portfolio. Russell 2000 Index(R)    06/16/17     318    $22,234     $544       $1,496
U.S. Micro Cap Portfolio. S&P 500 Emini Index(R)   06/16/17     184     21,901      178          489
                                                                       -------     ----       ------
                                                                       $44,135     $722       $1,985
                                                                       =======     ====       ======

                                                    EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                 DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                            ----------------------- ---------- --------- -------- ----------- ----------
DFA Real Estate Securities
  Portfolio................ S&P 500 Emini Index(R)   06/16/17     791    $94,149     $708       $3,955
                                                                         -------     ----       ------
                                                                         $94,149     $708       $3,955
                                                                         =======     ====       ======

                                                  EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                               DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                         ------------------------ ---------- --------- -------- ----------- ----------
Large Cap International
  Portfolio............. MINI MSCI EAFE Index(R)   06/16/17      85    $ 7,751     $363       $  928
Large Cap International
  Portfolio............. S&P 500 Emini Index(R)    06/16/17     226     26,900      219          559
                                                                       -------     ----       ------
                                                                       $34,651     $582       $1,487
                                                                       =======     ====       ======

                                                   EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                           ----------------------- ---------- --------- -------- ----------- ----------
International Core Equity
  Portfolio............... S&P 500 Emini Index(R)   06/16/17    1,620   $192,821   $1,157      $8,100
                                                                        --------   ------      ------
                                                                        $192,821   $1,157      $8,100
                                                                        ========   ======      ======

                                             EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                          DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                     ----------------------- ---------- --------- -------- ----------- ----------
International Small
  Company Portfolio. Russell 2000 Index(R)    06/16/17     240    $ 16,781   $  411      $1,396
International Small
  Company Portfolio. S&P 500 Emini Index(R)   06/16/17     770      91,649      957       3,258
                                                                  --------   ------      ------
                                                                  $108,430   $1,368      $4,654
                                                                  ========   ======      ======

                                                EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                             DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                        ----------------------- ---------- --------- -------- ----------- ----------
DFA International Real
  Estate Securities
  Portfolio............ S&P 500 Emini Index(R)   06/16/17     280    $33,327     $249       $1,075
                                                                     -------     ----       ------
                                                                     $33,327     $249       $1,075
                                                                     =======     ====       ======

                                                 EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                              DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                         ----------------------- ---------- --------- -------- ----------- ----------
DFA International Small
  Cap Value Portfolio... Russell 2000 Index(R)    06/16/17      200   $ 13,984   $  338      $1,505
DFA International Small
  Cap Value Portfolio... S&P 500 Emini Index(R)   06/16/17    1,140    135,689      901       4,015
                                                                      --------   ------      ------
                                                                      $149,673   $1,239      $5,520
                                                                      ========   ======      ======

                                                   EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                           ----------------------- ---------- --------- -------- ----------- ----------
Selectively Hedged Global
  Equity Portfolio........ S&P 500 Emini Index(R)   06/16/17     166    $19,758     $163        $830
                                                                        -------     ----        ----
                                                                        $19,758     $163        $830
                                                                        =======     ====        ====

                                                EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                             DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                       ------------------------ ---------- --------- -------- ----------- ----------
Emerging Markets Core
  Equity Portfolio.... MINI MSCI EAFE Index(R)   06/16/17      650   $ 31,818   $1,374      $3,840
Emerging Markets Core
  Equity Portfolio.... S&P 500 Emini Index(R)    06/16/17    1,503    178,894    1,440       4,025
                                                                     --------   ------      ------
                                                                     $210,712   $2,814      $7,865
                                                                     ========   ======      ======

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2017 (amounts in thousands):

                                                          FORWARD
                                                         CURRENCY
                                                         CONTRACTS FUTURES
                                                         --------- --------
     Enhanced U.S. Large Company Portfolio..............       --  $248,070
     U.S. Large Cap Equity Portfolio....................       --       595
     U.S. Targeted Value Portfolio......................       --   105,895
     U.S. Small Cap Value Portfolio.....................       --   158,063
     U.S. Core Equity 1 Portfolio.......................       --   125,651
     U.S. Core Equity 2 Portfolio.......................       --   149,447
     U.S. Vector Equity Portfolio.......................       --    33,923
     U.S. Small Cap Portfolio...........................       --   163,955
     U.S. Micro Cap Portfolio...........................       --    51,826
     DFA Real Estate Securities Portfolio...............       --    60,381
     Large Cap International Portfolio..................       --    30,252
     International Core Equity Portfolio................       --   165,345
     International Small Company Portfolio..............       --    75,399
     DFA International Real Estate Securities Portfolio.       --    35,315
     DFA International Small Cap Value Portfolio........       --    98,488
     International Vector Equity Portfolio..............       --     1,208
     Selectively Hedged Global Equity Portfolio......... $164,519    17,576
     Emerging Markets Core Equity Portfolio.............       --   185,710

   Securities have been segregated as collateral for open futures contracts.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2017:

                                LOCATION ON THE STATEMENTS OF ASSETS AND
                                              LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts          Receivables: Futures       Payables: Futures Margin
                             Margin Variation           Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2017 (amounts in thousands):

                                                          ASSET DERIVATIVES VALUE
                                                    -----------------------------------
                                                     TOTAL VALUE    FOREIGN
                                                          AT       EXCHANGE    EQUITY
                                                    APRIL 30, 2017 CONTRACTS CONTRACTS*
-                                                   -------------- --------- ----------
Enhanced U.S. Large Company Portfolio..............     $2,996          --     $2,996
U.S. Large Cap Equity Portfolio....................          1          --          1
U.S. Targeted Value Portfolio......................        518          --        518
U.S. Small Cap Value Portfolio.....................      1,190          --      1,190
U.S. Core Equity 1 Portfolio.......................        329          --        329
U.S. Core Equity 2 Portfolio.......................      1,281          --      1,281
U.S. Vector Equity Portfolio.......................        290          --        290
U.S. Small Cap Portfolio...........................      2,410          --      2,410
U.S. Micro Cap Portfolio...........................        722          --        722
DFA Real Estate Securities Portfolio...............        708          --        708
Large Cap International Portfolio..................        582          --        582
International Core Equity Portfolio................      1,157          --      1,157
International Small Company Portfolio..............      1,368          --      1,368
DFA International Real Estate Securities Portfolio.        249          --        249
DFA International Small Cap Value Portfolio........      1,239          --      1,239
Selectively Hedged Global Equity Portfolio.........        370       $ 207        163
Emerging Markets Core Equity Portfolio.............      2,814          --      2,814

                                                        LIABILITY DERIVATIVES VALUE
-                                                   -----------------------------------
                                                     TOTAL VALUE    FOREIGN
                                                          AT       EXCHANGE    EQUITY
                                                    APRIL 30, 2017 CONTRACTS CONTRACTS*
-                                                   -------------- --------- ----------
Selectively Hedged Global Equity Portfolio.........     $ (318)      $(318)        --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the six months ended
April 30, 2017:

DERIVATIVE TYPE             LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------             --------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts
Equity contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of:
                              Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2017 (amounts in thousands):

                                                      REALIZED GAIN (LOSS) ON
                                                            DERIVATIVES
                                                    ---------------------------
                                                                FOREIGN
                                                               EXCHANGE   EQUITY
                                                     TOTAL     CONTRACTS CONTRACTS
                                                    -------    --------- ---------
Enhanced U.S. Large Company Portfolio.............. $27,341         --    $27,341
U.S. Large Cap Value Portfolio.....................  12,107         --     12,107
U.S. Targeted Value Portfolio......................  11,155         --     11,155
U.S. Small Cap Value Portfolio.....................  20,973         --     20,973
U.S. Core Equity 1 Portfolio.......................  10,576         --     10,576
U.S. Core Equity 2 Portfolio.......................  12,375         --     12,375
U.S. Vector Equity Portfolio.......................   2,950         --      2,950
U.S. Small Cap Portfolio...........................  11,882         --     11,882
U.S. Micro Cap Portfolio...........................   6,138         --      6,138
DFA Real Estate Securities Portfolio...............   5,170         --      5,170
Large Cap International Portfolio..................   1,906         --      1,906
International Core Equity Portfolio................  14,372         --     14,372
International Small Company Portfolio..............   5,651         --      5,651
Global Small Company Portfolio.....................      (1)        --         (1)
DFA International Real Estate Securities Portfolio.   3,760         --      3,760
DFA Global Real Estate Securities Portfolio........     222         --        222
DFA International Small Cap Value Portfolio........   8,861         --      8,861
International Vector Equity Portfolio*.............     158         --        158
World ex U.S. Value Portfolio......................     125         --        125
World ex U.S. Core Equity Portfolio................       2         --          2
Selectively Hedged Global Equity Portfolio.........   3,353     $1,881      1,472
Emerging Markets Portfolio.........................   2,394         --      2,394
Emerging Markets Small Cap Portfolio...............   3,141         --      3,141
Emerging Markets Value Portfolio...................   8,421         --      8,421
Emerging Markets Core Equity Portfolio.............  14,114         --     14,114

                                                        CHANGE IN UNREALIZED
                                                    APPRECIATION (DEPRECIATION) ON
                                                            DERIVATIVES
                                                    ---------------------------
                                                                FOREIGN
                                                               EXCHANGE   EQUITY
                                                     TOTAL     CONTRACTS CONTRACTS
                                                    -------    --------- ---------
Enhanced U.S. Large Company Portfolio.............. $ 2,744         --    $ 2,744
U.S. Large Cap Equity Portfolio....................       1         --          1
U.S. Large Cap Value Portfolio.....................   4,884         --      4,884
U.S. Targeted Value Portfolio......................   2,557         --      2,557
U.S. Small Cap Value Portfolio.....................   5,136         --      5,136
U.S. Core Equity 1 Portfolio.......................   3,553         --      3,553
U.S. Core Equity 2 Portfolio.......................   4,911         --      4,911
U.S. Vector Equity Portfolio.......................   1,125         --      1,125
U.S. Small Cap Portfolio...........................   6,700         --      6,700
U.S. Micro Cap Portfolio...........................   2,384         --      2,384
DFA Real Estate Securities Portfolio...............   2,226         --      2,226
Large Cap International Portfolio..................   1,452         --      1,452
International Core Equity Portfolio................   4,105         --      4,105
International Small Company Portfolio..............   4,157         --      4,157
DFA International Real Estate Securities Portfolio.     553         --        553
DFA International Small Cap Value Portfolio........   4,697         --      4,697

                                                   CHANGE IN UNREALIZED
                                                APPRECIATION (DEPRECIATION) ON
                                                        DERIVATIVES
                                                ------------------------------
                                                          FOREIGN
                                                         EXCHANGE    EQUITY
                                                 TOTAL   CONTRACTS  CONTRACTS
                                                ------   ---------  ---------
    World ex U.S. Value Portfolio.............. $   73        --     $   73
    Selectively Hedged Global Equity Portfolio.   (249)    $(760)       511
    Emerging Markets Portfolio.................  1,766        --      1,766
    Emerging Markets Small Cap Portfolio.......    753        --        753
    Emerging Markets Value Portfolio...........  3,185        --      3,185
    Emerging Markets Core Equity Portfolio.....  6,261        --      6,261

* As of April 30, 2017, there were no futures contracts outstanding. During the six months ended April 30, 2017, the Portfolio had limited activity in futures contracts.

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the "Statement of assets and liabilities."

   The following table presents the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2017 (Amounts in thousands):

                                   NET                                                   NET
                                 AMOUNTS                                               AMOUNTS
                                   OF        GROSS AMOUNTS NOT                           OF        GROSS AMOUNTS NOT
                                 ASSETS        OFFSET IN THE                         LIABILITIES     OFFSET IN THE
                                PRESENTED   STATEMENTS OF ASSETS                      PRESENTED   STATEMENTS OF ASSETS
                      GROSS      IN THE       AND LIABILITIES               GROSS      IN THE       AND LIABILITIES
                    AMOUNTS OF STATEMENTS  ----------------------        AMOUNTS OF  STATEMENTS  ----------------------
                    RECOGNIZED  OF ASSETS   FINANCIAL     CASH     NET   RECOGNIZED   OF ASSETS   FINANCIAL     CASH     NET
                      ASSETS       AND     INSTRUMENTS COLLATERAL AMOUNT LIABILITIES     AND     INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION            (A)     LIABILITIES     (B)      RECEIVED   (C)       (A)     LIABILITIES     (D)      PLEDGED    (E)
-----------         ---------- ----------- ----------- ---------- ------ ----------- ----------- ----------- ---------- ------
                                           ASSETS                                             LIABILITIES
                    ---------------------------------------------------- -----------------------------------------------------
SELECTIVELY HEDGED
 GLOBAL EQUITY
 PORTFOLIO
Forward Currency
 Contracts.........    $207       $207        $(207)       --       --      $318        $318        $(207)       --      $111

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

   Note K contains information regarding securities lending amounts that are subject to netting arrangements.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   For the six months ended April 30, 2017, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                            WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                             AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                          INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                          ------------- ------------ ------------ -------- ---------------
U.S. Large Cap Equity Portfolio..........     1.40%       $16,236         12        $ 8        $47,676
Global Small Company Portfolio...........     1.53%            58         10         --             90
DFA International Real Estate Securities
  Portfolio..............................     1.37%        33,360          6          8         45,480
DFA Global Real Estate Securities
  Portfolio..............................     1.27%         5,191          6          1          9,417
International Vector Equity Portfolio....     1.06%           669          1         --            669
World ex U.S. Value Portfolio............     1.44%            81         15         --            241
World ex U.S. Targeted Value Portfolio...     1.11%           137          2         --            197
World ex U.S. Core Equity Portfolio......     1.16%         2,265          6         --          3,897
World Core Equity Portfolio..............     1.35%           579         10         --          1,848
Emerging Markets Core Equity Portfolio...     1.41%        16,061          1          1         16,061

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2017, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by Portfolios under the lines of credit as of April 30, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain Portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating Portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not utilize the interfund lending program during the six months ended April 30, 2017.

J. AFFILIATED TRADES:

   Cross trades for the six months ended April 30, 2017, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2017, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

                                                                   REALIZED
                                                                     GAIN
   PORTFOLIO                                    PURCHASES  SALES    (LOSS)
   ---------                                    --------- -------- --------
   U.S. Large Cap Equity Portfolio............. $ 26,348  $  7,835 $ (1,537)
   U.S. Targeted Value Portfolio...............  157,413   336,075   61,896
   U.S. Small Cap Value Portfolio..............   34,727   343,110   42,540
   U.S. Core Equity 1 Portfolio................  221,077   131,076  (15,810)
   U.S. Core Equity 2 Portfolio................  282,546   146,437    2,571
   U.S. Vector Equity Portfolio................   48,934    75,621   13,551
   U.S. Small Cap Portfolio....................  244,755   139,283   56,451
   U.S. Micro Cap Portfolio....................   56,965    78,161   33,872
   DFA Real Estate Securities Portfolio........    5,605     4,252   (1,417)
   Large Cap International Portfolio...........   33,072    15,255    3,308
   International Core Equity Portfolio.........  109,055    19,537      823
   DFA Global Real Estate Securities Portfolio.    4,511        --       --
   DFA International Small Cap Value Portfolio.    3,852   258,730   72,075
   International Vector Equity Portfolio.......    7,363     2,416       89
   World ex U.S. Targeted Value Portfolio......    4,048       942      317
   World ex U.S. Core Equity Portfolio.........    8,457     1,181     (294)
   Emerging Markets Core Equity Portfolio......   15,082       415      (10)

K. SECURITIES LENDING:

   As of April 30, 2017, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                               MARKET
                                                               VALUE
         -                                                   ----------
         U.S. Large Cap Equity Portfolio.................... $    7,358
         U.S. Targeted Value Portfolio......................    461,073
         U.S. Small Cap Value Portfolio.....................    458,808
         U.S. Core Equity 1 Portfolio.......................    888,279
         U.S. Core Equity 2 Portfolio.......................  1,029,685
         U.S. Vector Equity Portfolio.......................    232,668
         U.S. Small Cap Portfolio...........................    422,679
         U.S. Micro Cap Portfolio...........................    154,958
         DFA Real Estate Securities Portfolio...............    121,807
         Large Cap International Portfolio..................     93,462
         International Core Equity Portfolio................    233,531
         DFA International Real Estate Securities Portfolio.      6,822
         DFA International Small Cap Value Portfolio........     58,434
         International Vector Equity Portfolio..............     13,896

                                                        MARKET
                                                        VALUE
                -                                       -------
                World ex U.S. Targeted Value Portfolio. $ 3,750
                World ex U.S. Core Equity Portfolio....  29,895

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2017:

                                       REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                     AS OF APRIL 30, 2017
                                 ------------------------------------------------------------
                                 OVERNIGHT AND             BETWEEN
                                  CONTINUOUS    <30 DAYS 30 & 90 DAYS >90 DAYS     TOTAL
                                 -------------- -------- ------------ -------- --------------
SECURITIES LENDING TRANSACTIONS
U.S. LARGE CAP EQUITY PORTFOLIO
 Common Stocks.................. $   31,088,275    --         --         --    $   31,088,275
U.S. TARGETED VALUE PORTFOLIO
 Common Stocks..................  1,703,830,892    --         --         --     1,703,830,892
U.S. SMALL CAP VALUE PORTFOLIO
 Common Stocks..................  1,900,659,111    --         --         --     1,900,659,111
U.S. CORE EQUITY 1 PORTFOLIO
 Common Stocks, Rights/Warrants.  1,805,785,077    --         --         --     1,805,785,077
U.S. CORE EQUITY 2 PORTFOLIO
 Common Stocks, Rights/Warrants.  2,055,867,234    --         --         --     2,055,867,234
U.S. VECTOR EQUITY PORTFOLIO
 Common Stocks, Rights/Warrants.    664,388,590    --         --         --       664,388,590
U.S. SMALL CAP PORTFOLIO
 Common Stocks..................  3,518,843,904    --         --         --     3,518,843,904
U.S. MICRO CAP PORTFOLIO
 Common Stocks..................    952,804,374    --         --         --       952,804,374

                                                REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                              AS OF APRIL 30, 2017
                                          ------------------------------------------------------------
                                          OVERNIGHT AND             BETWEEN
                                           CONTINUOUS    <30 DAYS 30 & 90 DAYS >90 DAYS     TOTAL
                                          -------------- -------- ------------ -------- --------------
DFA REAL ESTATE SECURITIES PORTFOLIO
 Common Stocks........................... $  475,930,650    --         --         --    $  475,930,650
LARGE CAP INTERNATIONAL PORTFOLIO
 Common Stocks, Preferred Stocks.........    342,820,452    --         --         --       342,820,452
INTERNATIONAL CORE EQUITY PORTFOLIO
 Common Stocks, Preferred Stocks,
   Rights/Warrants.......................  2,079,631,191    --         --         --     2,079,631,191
DFA INTERNATIONAL REAL ESTATE SECURITIES
  PORTFOLIO
 Common Stocks...........................    200,241,680    --         --         --       200,241,680
DFA GLOBAL REAL ESTATE SECURITIES
  PORTFOLIO
 Common Stocks...........................    174,736,767    --         --         --       174,736,767
DFA INTERNATIONAL SMALL CAP VALUE
  PORTFOLIO
 Common Stocks, Rights/Warrants..........    894,959,738    --         --         --       894,959,738
INTERNATIONAL VECTOR EQUITY PORTFOLIO
 Common Stocks, Preferred Stocks,
   Rights/Warrants.......................    209,216,208    --         --         --       209,216,208
WORLD EX U.S. TARGETED VALUE PORTFOLIO
 Common Stocks...........................      9,956,793    --         --         --         9,956,793
WORLD EX U.S. CORE EQUITY PORTFOLIO
 Common Stocks, Preferred Stocks,
   Rights/Warrants.......................    163,905,361    --         --         --       163,905,361
EMERGING MARKETS CORE EQUITY PORTFOLIO
 Common Stocks, Rights/Warrants..........  1,095,915,225    --         --         --     1,095,915,225

L. SHAREHOLDER SERVICING FEES:

   The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

M. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. IN-KIND REDEMPTIONS:

   During the six months ended April 30, 2017, the following Portfolios realized net gains (losses) on in-kind redemptions as follows:

                    U.S. Small Cap Portfolio....... $125,200
                    U.S. Small Cap Value Portfolio.   79,386

O. OTHER:

   At April 30, 2017, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                                APPROXIMATE
                                                                                 PERCENTAGE
                                                                   NUMBER OF   OF OUTSTANDING
                                                                  SHAREHOLDERS     SHARES
                                                                  ------------ --------------
Enhanced U.S. Large Company Portfolio-Institutional
  Class Shares...................................................      3             76%
U.S. Large Cap Equity Portfolio-Institutional Class Shares.......      3             90%
U.S. Large Cap Value Portfolio-Institutional Class Shares........      3             71%
U.S. Targeted Value Portfolio-Class R1 Shares....................      4             87%
U.S. Targeted Value Portfolio-Class R2 Shares....................      7             77%
U.S. Targeted Value Portfolio-Institutional Class Shares.........      3             58%
U.S. Small Cap Value Portfolio-Institutional Class Shares........      3             59%
U.S. Core Equity 1 Portfolio-Institutional Class Shares..........      6             82%
U.S. Core Equity 2 Portfolio-Institutional Class Shares..........      6             85%
U.S. Vector Equity Portfolio-Institutional Class Shares..........      4             86%
U.S. Small Cap Portfolio-Institutional Class Shares..............      3             51%
U.S. Micro Cap Portfolio-Institutional Class Shares..............      4             74%
DFA Real Estate Securities Portfolio-Institutional Class Shares..      4             76%
Large Cap International Portfolio-Institutional Class Shares.....      3             66%
International Core Equity Portfolio-Institutional Class Shares...      4             72%
International Small Company Portfolio-Institutional Class Shares.      3             57%
Global Small Company Portfolio-Institutional Class Shares........      3             94%
Japanese Small Company Portfolio-Institutional Class Shares......      4             86%
Asia Pacific Small Company Portfolio-Institutional Class Shares..      3             91%
United Kingdom Small Company Portfolio-Institutional
  Class Shares...................................................      4             93%
Continental Small Company Portfolio-Institutional Class Shares...      4             96%
DFA International Real Estate Securities Portfolio-Institutional
  Class Shares...................................................      4             88%
DFA Global Real Estate Securities Portfolio-Institutional
  Class Shares...................................................      3             70%
DFA International Small Cap Value Portfolio-Institutional
  Class Shares...................................................      4             68%
International Vector Equity Portfolio-Institutional Class Shares.      4             90%
World ex U.S. Value Portfolio-Institutional Class Shares.........      7             93%
World ex U.S. Targeted Value Portfolio-Institutional
  Class Shares...................................................      3             99%
World ex U.S. Core Equity Portfolio-Institutional Class Shares...      3             77%
World Core Equity Portfolio-Institutional Class Shares...........      4             83%
Selectively Hedged Global Equity Portfolio-Institutional
  Class Shares...................................................      4             96%
Emerging Markets Portfolio-Institutional Class Shares............      4             66%
Emerging Markets Small Cap Portfolio-Institutional
  Class Shares...................................................      3             52%
Emerging Markets Value Portfolio-Class R2 Shares.................      4             96%
Emerging Markets Value Portfolio-Institutional Class Shares......      2             34%
Emerging Markets Core Equity Portfolio-Institutional
  Class Shares...................................................      3             61%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States to review the Second Circuit's ruling, and that petition is pending. On January 6, 2017, the Court granted the shareholder defendant's motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it will certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants).

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

P. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following funds paid distributions to shareholders of record a portion of which is estimated to be in excess of a fund's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a fund will not be available until the end of a fund's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                         ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
                                        ----------------------------------------------
                                         NET INCOME FOR    ACCUMULATED
                                         THE CURRENT OR   UNDISTRIBUTED
                                           PRECEDING     NET PROFITS FROM
                                        FISCAL YEAR, AND   THE SALE OF       PAID-IN
                                          ACCUMULATED     SECURITIES OR    SURPLUS OR
                                         UNDISTRIBUTED        OTHER       OTHER CAPITAL
PORTFOLIO NAME                             NET INCOME       PROPERTIES       SOURCE
--------------                          ---------------- ---------------- -------------
Enhanced U.S. Large Company Portfolio
   December 15, 2016...................        91%              0%               9%
U.S. Large Cap Equity Portfolio
   December 15, 2016...................        91%              0%               9%
U.S. Large Cap Value Portfolio
   December 15, 2016...................        89%              0%              11%
U.S. Targeted Value Portfolio
   December 15, 2016...................        85%              0%              15%
U.S. Small Cap Value Portfolio
   December 15, 2016...................        55%              0%              45%
U.S. Core Equity 1 Portfolio
   December 14, 2016...................        90%              0%              10%
U.S. Core Equity 2 Portfolio
   December 14, 2016...................        89%              0%              11%
U.S. Vector Equity Portfolio
   December 15, 2016...................        85%              0%              15%
U.S. Small Cap Portfolio
   December 15, 2016...................        78%              0%              22%
U.S. Micro Cap Portfolio
   December 15, 2016...................        81%              0%              19%
DFA Real Estate Securities Portfolio
   December 14, 2016...................        95%              0%               5%
Large Cap International Portfolio
   December 14, 2016...................        72%              0%              28%
International Core Equity Portfolio
   December 14, 2016...................        62%              0%              38%
International Small Company Portfolio
   December 15, 2016...................         0%              0%             100%
Japanese Small Company Portfolio
   December 15, 2016...................        24%              0%              76%
Asia Pacific Small Company Portfolio
   December 15, 2016...................        15%              0%              85%
United Kingdom Small Company Portfolio
   December 15, 2016...................        59%              0%              41%
Continental Small Company Portfolio
   December 15, 2016...................        36%              0%              64%

                                                     ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
                                                    ---------------------------------------------
                                                     NET INCOME FOR    ACCUMULATED
                                                     THE CURRENT OR   UNDISTRIBUTED
                                                       PRECEDING     NET PROFITS FROM
                                                    FISCAL YEAR, AND   THE SALE OF       PAID-IN
                                                      ACCUMULATED     SECURITIES OR    SURPLUS OR
                                                     UNDISTRIBUTED        OTHER       OTHER CAPITAL
PORTFOLIO NAME                                         NET INCOME       PROPERTIES       SOURCE
--------------                                      ---------------- ---------------- -------------
DFA International Real Estate Securities Portfolio
   December 14, 2016...............................         0%              0%             100%
DFA Global Real Estate Securities Portfolio
   December 15, 2016...............................        99%              0%               1%
DFA International Small Cap Value Portfolio
   December 14, 2016...............................         0%              0%             100%
International Vector Equity Portfolio
   December 14, 2016...............................        53%              0%              47%
World ex U.S. Value Portfolio
   December 15, 2016...............................        80%              0%              20%
World ex U.S. Targeted Value Portfolio
   December 15, 2016...............................        83%              0%              17%
World ex U.S. Core Equity Portfolio
   December 15, 2016...............................        59%              0%              41%
World Core Equity Portfolio
   March 30, 2017..................................       100%              0%               0%*
Selectively Hedged Global Equity Portfolio
   December 15, 2016...............................        91%              0%               9%
Emerging Markets Portfolio
   December 15, 2016...............................        19%              0%              81%
Emerging Markets Small Cap Portfolio
   December 15, 2016...............................        30%              0%              70%
Emerging Markets Value Portfolio
   December 15, 2016...............................         0%              0%             100%
Emerging Markets Core Equity Portfolio
   December 14, 2016...............................        26%              0%              74%

* Amount is less than 1%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             SIX MONTHS ENDED APRIL 30, 2017
   EXPENSE TABLES
                                     BEGINNING  ENDING              EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                       VALUE    VALUE     EXPENSE    DURING
                                     11/01/16  04/30/17    RATIO*   PERIOD*
                                     --------- --------- ---------- --------

   DFA COMMODITY STRATEGY PORTFOLIO
   --------------------------------
   Actual Fund Return............... $1,000.00 $  999.80    0.32%    $1.59
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.21    0.32%    $1.61

----------
* DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 30, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                       DFA COMMODITY STRATEGY PORTFOLIO
              Corporate....................................  45.4%
              Government...................................  28.7%
              Foreign Corporate............................  19.6%
              Foreign Government...........................   5.8%
              Supranational................................   0.5%
                                                            -----
                                                            100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                   FACE
                                                  AMOUNT^    VALUE+
                                                  -------    ------
                                                   (000)
BONDS -- (68.8%)
AUSTRALIA -- (3.5%)
Australia & New Zealand Banking Group, Ltd.
#   1.250%, 06/13/17.............................   8,000 $  8,001,264
Commonwealth Bank of Australia
    1.900%, 09/18/17.............................   2,000    2,003,738
    2.300%, 09/06/19.............................  10,100   10,164,054
    5.000%, 10/15/19.............................  10,000   10,677,570
Macquarie Group, Ltd.
##  3.000%, 12/03/18.............................   5,000    5,069,995
National Australia Bank, Ltd.
##  2.400%, 12/09/19.............................   9,500    9,554,521
Westpac Banking Corp.
    2.000%, 08/14/17.............................   3,000    3,005,448
    2.250%, 07/30/18.............................   3,200    3,222,435
    2.150%, 03/06/20.............................   5,000    5,020,030
                                                          ------------
TOTAL AUSTRALIA..................................           56,719,055
                                                          ------------

BELGIUM -- (0.3%)
Anheuser-Busch InBev Worldwide, Inc.
    1.375%, 07/15/17.............................   4,700    4,700,587
                                                          ------------

CANADA -- (6.4%)
Alberta, Province of Canada
    1.900%, 12/06/19.............................   5,000    5,014,735
Bank of Montreal
    2.375%, 01/25/19.............................  15,620   15,763,610
Potash Corp. of Saskatchewan, Inc.
    6.500%, 05/15/19.............................   1,446    1,563,075
Province of Ontario Canada
    1.100%, 10/25/17.............................  10,000    9,989,560
    1.200%, 02/14/18.............................  15,000   14,981,970
    1.650%, 09/27/19.............................   6,103    6,092,369
Royal Bank of Canada
    1.500%, 01/16/18.............................   1,180    1,180,338
    2.200%, 07/27/18.............................   1,005    1,012,283
    1.800%, 07/30/18.............................   8,492    8,508,542
    1.500%, 07/29/19.............................   4,625    4,580,845
Thomson Reuters Corp.
    1.650%, 09/29/17.............................   3,992    3,994,228
    6.500%, 07/15/18.............................   1,000    1,054,400
Toronto-Dominion Bank (The)
    1.400%, 04/30/18.............................  10,000    9,992,190
    2.125%, 07/02/19.............................  19,850   19,966,321
                                                          ------------
TOTAL CANADA.....................................          103,694,466
                                                          ------------

DENMARK -- (0.9%)
Nordea Bank AB
    2.375%, 04/04/19.............................  15,000   15,110,805
                                                          ------------

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
FINLAND -- (0.4%)
Municipality Finance P.L.C.
    1.250%, 04/18/19.............................   5,000 $ 4,960,700
    1.750%, 05/21/19.............................   1,150   1,152,045
                                                          -----------
TOTAL FINLAND....................................           6,112,745
                                                          -----------
FRANCE -- (2.1%)
BNP Paribas SA
    2.375%, 09/14/17.............................   6,140   6,159,316
BPCE SA
    1.625%, 01/26/18.............................   1,950   1,946,746
Orange SA
    1.625%, 11/03/19.............................   2,000   1,975,522
Sanofi
    1.250%, 04/10/18.............................   1,800   1,798,738
Societe Generale SA
    2.750%, 10/12/17.............................     980     985,116
Total Capital Canada, Ltd.
#   1.450%, 01/15/18.............................   2,000   1,999,182
Total Capital International SA
    1.550%, 06/28/17.............................   1,040   1,040,468
    2.100%, 06/19/19.............................  18,335  18,453,132
                                                          -----------
TOTAL FRANCE.....................................          34,358,220
                                                          -----------

GERMANY -- (1.7%)
Bayer U.S. Finance LLC
    2.375%, 10/08/19.............................   2,000   2,013,660
Daimler Finance North America LLC
##  1.650%, 03/02/18.............................   4,490   4,488,357
Deutsche Bank AG
    6.000%, 09/01/17.............................   4,300   4,360,402
Deutsche Telekom International Finance BV
##  1.500%, 09/19/19.............................   3,000   2,956,278
State of North Rhine-Westphalia
    1.625%, 01/22/20.............................   3,650   3,628,917
Volkswagen Group of America Finance LLC
##  2.125%, 05/23/19.............................  10,000   9,981,420
                                                          -----------
TOTAL GERMANY....................................          27,429,034
                                                          -----------

IRELAND -- (0.5%)
Actavis, Inc.
    1.875%, 10/01/17.............................   7,500   7,505,925
Medtronic, Inc.
    1.375%, 04/01/18.............................     300     299,777
                                                          -----------
TOTAL IRELAND....................................           7,805,702
                                                          -----------

ITALY -- (0.5%)
Enel Finance International NV
##  6.250%, 09/15/17.............................   4,300   4,372,975

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
ITALY -- (Continued)
Intesa Sanpaolo SpA
    3.875%, 01/16/18.............................   1,500 $ 1,517,981
    3.875%, 01/15/19.............................   2,570   2,627,270
                                                          -----------
TOTAL ITALY......................................           8,518,226
                                                          -----------

JAPAN -- (2.5%)
American Honda Finance Corp.
    1.550%, 12/11/17.............................   2,575   2,578,404
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
    2.350%, 09/08/19.............................     850     851,765
Mizuho Bank, Ltd.
##  1.550%, 10/17/17.............................   7,700   7,699,692
Nomura Holdings, Inc.
    2.750%, 03/19/19.............................   1,034   1,044,069
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19.............................   3,500   3,532,067
Toyota Motor Credit Corp.
    2.000%, 10/24/18.............................   4,149   4,176,056
    1.400%, 05/20/19.............................   9,500   9,442,382
    2.125%, 07/18/19.............................   1,080   1,087,884
    1.550%, 10/18/19.............................  10,000   9,937,610
                                                          -----------
TOTAL JAPAN......................................          40,349,929
                                                          -----------

NETHERLANDS -- (2.8%)
Cooperatieve Rabobank UA
    1.700%, 03/19/18.............................   2,800   2,803,987
    2.250%, 01/14/19.............................  13,665  13,761,133
Heineken NV
##  1.400%, 10/01/17.............................   2,500   2,499,060
ING Bank NV
##  2.500%, 10/01/19.............................   3,000   3,021,633
LyondellBasell Industries NV
    5.000%, 04/15/19.............................   1,022   1,073,592
Mondelez International, Inc.
    1.625%, 10/28/19.............................   2,000   1,970,892
Nederlandse Waterschapsbank NV
    1.625%, 03/04/20.............................   4,362   4,338,698
Shell International Finance BV
    1.900%, 08/10/18.............................   4,000   4,019,764
    2.000%, 11/15/18.............................   3,250   3,267,820
    4.300%, 09/22/19.............................   9,108   9,630,772
                                                          -----------
TOTAL NETHERLANDS................................          46,387,351
                                                          -----------

NORWAY -- (0.7%)
Kommunalbanken A.S.
    1.750%, 05/28/19.............................   5,000   5,010,780
    1.625%, 01/15/20.............................   5,450   5,433,323
Statoil ASA
    1.950%, 11/08/18.............................   1,035   1,038,899
                                                          -----------
TOTAL NORWAY                                               11,483,002
                                                          -----------

SPAIN -- (0.7%)
Iberdrola Finance Ireland, Ltd.
##  5.000%, 09/11/19.............................   2,000   2,124,596

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
SPAIN -- (Continued)
Santander Holdings USA, Inc.
    2.650%, 04/17/20.............................   4,992 $ 4,979,720
Telefonica Emisiones SAU
    6.221%, 07/03/17.............................   2,000   2,015,900
    3.192%, 04/27/18.............................   1,800   1,824,044
                                                          -----------
TOTAL SPAIN......................................          10,944,260
                                                          -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (0.4%)
Council Of Europe Development Bank
    1.750%, 11/14/19.............................   7,000   7,025,158
                                                          -----------

SWEDEN -- (1.7%)
Svensk Exportkredit AB
    1.875%, 06/17/19.............................  17,000  17,071,774
Svenska Handelsbanken AB
    1.625%, 03/21/18.............................   5,000   4,996,680
    2.250%, 06/17/19.............................   5,000   5,030,595
                                                          -----------
TOTAL SWEDEN.....................................          27,099,049
                                                          -----------

SWITZERLAND -- (1.2%)
Credit Suisse AG New York
    1.375%, 05/26/17.............................   1,000   1,000,202
Credit Suisse New York
    1.700%, 04/27/18.............................   7,595   7,589,296
UBS AG
    1.800%, 03/26/18.............................   3,850   3,856,715
    2.375%, 08/14/19.............................   1,500   1,510,785
    2.350%, 03/26/20.............................   6,000   6,036,816
                                                          -----------
TOTAL SWITZERLAND................................          19,993,814
                                                          -----------

UNITED KINGDOM -- (1.1%)
AstraZeneca P.L.C.
    1.750%, 11/16/18.............................   6,958   6,966,864
BP Capital Markets P.L.C.
#   4.750%, 03/10/19.............................   4,110   4,325,915
Diageo Capital P.L.C.
    1.500%, 05/11/17.............................   3,500   3,500,504
GlaxoSmithKline Capital, Inc.
    5.650%, 05/15/18.............................   1,028   1,072,306
HSBC USA, Inc.
    1.625%, 01/16/18.............................     820     819,791
Vodafone Group P.L.C.
    1.250%, 09/26/17.............................     750     749,605
                                                          -----------
TOTAL UNITED KINGDOM.............................          17,434,985
                                                          -----------

UNITED STATES -- (41.4%)
3M Co.
    1.625%, 06/15/19.............................   3,200   3,209,283
Abbott Laboratories
    5.125%, 04/01/19.............................   2,835   2,994,959
Air Products & Chemicals, Inc.
    1.200%, 10/15/17.............................     700     699,860
American Express Co.
    7.000%, 03/19/18.............................   8,212   8,593,833

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
American Honda Finance Corp.
    2.250%, 08/15/19.............................   2,000 $ 2,023,338
American International Group, Inc.
    2.300%, 07/16/19.............................   2,000   2,008,466
AmerisourceBergen Corp.
    4.875%, 11/15/19.............................   2,618   2,792,987
Anthem, Inc.
    5.875%, 06/15/17.............................   3,100   3,116,018
Apple, Inc.
    1.100%, 08/02/19.............................   4,045   4,004,412
    1.900%, 02/07/20.............................  38,000  38,206,834
Assurant, Inc.
    2.500%, 03/15/18.............................     203     204,169
AT&T, Inc.
    1.400%, 12/01/17.............................   3,400   3,396,376
    2.300%, 03/11/19.............................     575     577,744
Autodesk, Inc.
    1.950%, 12/15/17.............................   5,650   5,653,599
Bank of America Corp.
    2.600%, 01/15/19.............................   4,000   4,039,268
Bank of New York Mellon Corp. (The)
    2.100%, 01/15/19.............................   1,000   1,005,929
BB&T Corp.
    1.450%, 01/12/18.............................     170     170,114
Becton Dickinson and Co.
    1.800%, 12/15/17.............................   4,900   4,896,942
Berkshire Hathaway, Inc.
    1.550%, 02/09/18.............................   2,500   2,504,728
    2.100%, 08/14/19.............................   2,800   2,823,408
Boston Scientific Corp.
    2.650%, 10/01/18.............................   1,000   1,009,656
Branch Banking & Trust Co.
    2.300%, 10/15/18.............................   1,000   1,007,006
Bristol-Myers Squibb Co.
    0.875%, 08/01/17.............................   1,685   1,683,270
Burlington Northern Santa Fe LLC
    4.700%, 10/01/19.............................   1,250   1,337,381
CA, Inc.
    5.375%, 12/01/19.............................   5,245   5,656,512
Capital One Bank USA NA
    2.300%, 06/05/19.............................   2,742   2,746,376
Capital One NA/Mclean
    2.400%, 09/05/19.............................   6,536   6,563,745
Cardinal Health, Inc.
    1.900%, 06/15/17.............................   5,000   5,003,980
    1.700%, 03/15/18.............................   5,239   5,240,965
Caterpillar Financial Services Corp.
    2.450%, 09/06/18.............................   6,000   6,058,794
    7.050%, 10/01/18.............................   5,000   5,362,135
CBS Corp.
    2.300%, 08/15/19.............................   1,500   1,508,870
Chevron Corp.
    1.345%, 11/15/17.............................   3,435   3,435,299
    1.718%, 06/24/18.............................   1,425   1,429,836
    2.193%, 11/15/19.............................  15,000  15,135,765

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Cisco Systems, Inc.
#   1.400%, 02/28/18.............................   9,958 $ 9,968,247
    2.125%, 03/01/19.............................  10,000  10,103,200
    1.400%, 09/20/19.............................  14,935  14,838,251
Citigroup, Inc.
    2.050%, 12/07/18.............................   7,281   7,293,982
    2.550%, 04/08/19.............................     750     757,245
Comcast Corp.
    5.700%, 05/15/18.............................     732     763,218
Comerica, Inc.
    2.125%, 05/23/19.............................   4,000   3,997,328
ConocoPhillips Co.
    1.050%, 12/15/17.............................   3,000   2,990,730
    1.500%, 05/15/18.............................   3,500   3,496,924
CVS Health Corp.
    2.250%, 12/05/18.............................   7,000   7,051,240
Danaher Corp.
    1.650%, 09/15/18.............................   2,000   2,003,816
Dollar General Corp.
    1.875%, 04/15/18.............................   2,334   2,337,429
Duke Energy Corp.
    1.625%, 08/15/17.............................   1,019   1,019,774
Eastman Chemical Co.
    2.700%, 01/15/20.............................   3,883   3,945,555
eBay, Inc.
    1.350%, 07/15/17.............................   7,000   6,998,334
EI du Pont de Nemours & Co.
    6.000%, 07/15/18.............................  11,927  12,529,313
Enterprise Products Operating LLC
    1.650%, 05/07/18.............................   5,000   4,995,000
Exxon Mobil Corp.
    1.439%, 03/01/18.............................   8,200   8,208,462
    1.305%, 03/06/18.............................  19,430  19,429,417
    1.912%, 03/06/20.............................   2,100   2,111,687
Ford Motor Credit Co. LLC
    5.000%, 05/15/18.............................   1,500   1,546,469
    2.551%, 10/05/18.............................   5,000   5,034,160
General Mills, Inc.
    2.200%, 10/21/19.............................   3,500   3,515,228
General Motors Financial Co., Inc.
    3.150%, 01/15/20.............................   5,000   5,094,345
Gilead Sciences, Inc.
    1.850%, 09/04/18.............................   7,064   7,084,803
Goldman Sachs Group, Inc. (The)
    2.900%, 07/19/18.............................   1,000   1,013,130
    7.500%, 02/15/19.............................   4,082   4,469,521
    2.300%, 12/13/19.............................     600     601,317
Harley-Davidson Financial Services, Inc.
##  2.150%, 02/26/20.............................     585     583,425
Harris Corp.
    1.999%, 04/27/18.............................   8,500   8,521,488
Huntington Bancshares, Inc.
    2.600%, 08/02/18.............................   2,600   2,623,070
Intel Corp.
    1.350%, 12/15/17.............................   1,000   1,000,552
Intercontinental Exchange, Inc.
    2.500%, 10/15/18.............................   1,560   1,578,252

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
International Business Machines Corp.
#   1.950%, 02/12/19.............................  27,500 $27,705,040
Jefferies Group LLC
    5.125%, 04/13/18.............................   1,000   1,030,243
JPMorgan Chase & Co.
    2.000%, 08/15/17.............................   7,050   7,063,599
    6.300%, 04/23/19.............................   3,500   3,790,087
Kellogg Co.
    1.750%, 05/17/17.............................   3,000   3,000,447
KeyBank NA
    2.350%, 03/08/19.............................   7,000   7,056,399
Kraft Heinz Foods Co.
    2.250%, 06/05/17.............................   4,177   4,180,860
Kroger Co. (The)
    2.300%, 01/15/19.............................   1,000   1,006,370
    1.500%, 09/30/19.............................   1,565   1,546,704
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.............................   6,000   6,013,932
Mattel, Inc.
    1.700%, 03/15/18.............................   7,000   6,991,082
Maxim Integrated Products, Inc.
    2.500%, 11/15/18.............................   4,417   4,452,963
McDonald's Corp.
    5.800%, 10/15/17.............................     900     917,389
    5.350%, 03/01/18.............................   2,000   2,061,184
#   2.100%, 12/07/18.............................   8,000   8,048,960
McKesson Corp.
    1.400%, 03/15/18.............................   1,614   1,610,548
    2.284%, 03/15/19.............................   6,000   6,035,202
Merck & Co., Inc.
    1.850%, 02/10/20.............................   5,000   5,027,080
MetLife, Inc.
#   6.817%, 08/15/18.............................   2,000   2,129,610
    7.717%, 02/15/19.............................   1,389   1,530,478
Microsoft Corp.
    1.100%, 08/08/19.............................  10,000   9,903,570
Molson Coors Brewing Co.
##  2.250%, 03/15/20.............................   4,577   4,584,126
Monsanto Co.
    1.850%, 11/15/18.............................   6,700   6,684,061
Morgan Stanley
    7.300%, 05/13/19.............................   7,000   7,719,467
NetApp, Inc.
    2.000%, 12/15/17.............................   6,200   6,213,572
NextEra Energy Capital Holdings, Inc.
    2.700%, 09/15/19.............................   1,500   1,521,639
NiSource Finance Corp.
    6.800%, 01/15/19.............................   2,000   2,154,272
Novartis Capital Corp.
    4.400%, 04/24/20.............................   9,500  10,185,140
Nucor Corp.
    5.750%, 12/01/17.............................   3,019   3,087,628
NYSE Euronext
    2.000%, 10/05/17.............................     230     230,633
ONEOK Partners L.P.
    2.000%, 10/01/17.............................     400     400,559
Oracle Corp.
    2.250%, 10/08/19.............................  21,875  22,160,228

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
PACCAR Financial Corp.
    1.750%, 08/14/18.............................   1,900 $ 1,905,759
Pfizer, Inc.
    1.500%, 06/15/18.............................   1,000   1,001,299
    2.100%, 05/15/19.............................  30,877  31,158,783
Philip Morris International, Inc.
    5.650%, 05/16/18.............................   6,255   6,523,264
    1.875%, 01/15/19.............................   5,000   5,007,020
Phillips 66
    2.950%, 05/01/17.............................   5,000   5,000,000
Provident Cos., Inc.
    7.000%, 07/15/18.............................   3,298   3,487,635
Prudential Financial, Inc.
    6.000%, 12/01/17.............................     518     531,045
QUALCOMM, Inc.
    1.400%, 05/18/18.............................   1,000     999,142
Republic Services, Inc.
    5.500%, 09/15/19.............................   1,167   1,259,697
Reynolds American, Inc.
    2.300%, 06/12/18.............................   4,650   4,675,552
Roper Technologies, Inc.
    2.050%, 10/01/18.............................   1,500   1,504,418
Ryder System, Inc.
    2.550%, 06/01/19.............................   2,400   2,422,877
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19.............................   2,000   2,023,218
Southern Co. (The)
    1.300%, 08/15/17.............................   3,000   2,997,669
    2.450%, 09/01/18.............................   2,700   2,721,379
Southwest Airlines Co.
    2.750%, 11/06/19.............................   5,980   6,078,861
Stryker Corp.
    1.300%, 04/01/18.............................     600     598,659
    2.000%, 03/08/19.............................   8,000   8,026,960
SunTrust Banks, Inc.
    2.500%, 05/01/19.............................   7,735   7,818,662
Symantec Corp.
    2.750%, 06/15/17.............................   4,595   4,596,608
Target Corp.
    2.300%, 06/26/19.............................  10,000  10,128,680
TD Ameritrade Holding Corp.
    5.600%, 12/01/19.............................   1,000   1,087,145
Thermo Fisher Scientific, Inc.
    2.400%, 02/01/19.............................   3,000   3,023,616
Total System Services, Inc.
    2.375%, 06/01/18.............................   6,500   6,524,466
U.S. Bancorp
    2.200%, 04/25/19.............................   5,000   5,045,510
UnitedHealth Group, Inc.
    1.400%, 12/15/17.............................     956     956,054
    1.625%, 03/15/19.............................   3,000   2,991,339
US Bank NA
    1.400%, 04/26/19.............................  11,300  11,232,426
    2.125%, 10/28/19.............................   5,000   5,043,030
Verizon Communications, Inc.
    3.650%, 09/14/18.............................   5,000   5,124,975
    1.375%, 08/15/19.............................   2,000   1,973,866
    2.625%, 02/21/20.............................   2,193   2,226,812

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^     VALUE+
                                                  -------     ------
                                                   (000)
UNITED STATES -- (Continued)
Walgreens Boots Alliance, Inc.
    1.750%, 05/30/18.............................   4,200 $    4,216,002
    2.700%, 11/18/19.............................     470        476,862
Walt Disney Co. (The)
    1.500%, 09/17/18.............................   1,255      1,257,103
Wells Fargo & Co.
    1.500%, 01/16/18.............................     700        699,721
Whirlpool Co.
    1.650%, 11/01/17.............................   7,000      7,001,316
Zoetis, Inc.
    1.875%, 02/01/18.............................   6,564      6,573,452
                                                          --------------
TOTAL UNITED STATES..............................            675,570,723
                                                          --------------
TOTAL BONDS......................................          1,120,737,111
                                                          --------------

U.S. TREASURY OBLIGATIONS -- (29.8%)
U.S. Treasury Notes
^^  1.375%, 06/30/18.............................  99,000     99,232,056

                                                     FACE
                                                    AMOUNT^     VALUE+
                                                    -------     ------
                                                     (000)
U.S. TREASURY OBLIGATIONS -- (Continued)
#     0.875%, 09/15/19............................. 149,000 $  147,393,631
      1.500%, 10/31/19............................. 105,000    105,369,180
      1.000%, 11/15/19............................. 136,000    134,756,824
                                                            --------------
TOTAL U.S. TREASURY OBLIGATIONS....................            486,751,691
                                                            --------------
TOTAL INVESTMENT SECURITIES........................          1,607,488,802
                                                            --------------

                                                    SHARES
                                                    ------

SECURITIES LENDING COLLATERAL -- (1.4%)
(S)@  DFA Short Term Investment Fund 1,907,915.....             22,080,299
                                                            --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,631,680,427)............................          $1,629,569,101
                                                            ==============

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                          ----------------------------------------------------
                                             LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                          -------------  -------------- ------- --------------
Bonds
  Australia..............................            --  $   56,719,055   --    $   56,719,055
  Belgium................................            --       4,700,587   --         4,700,587
  Canada.................................            --     103,694,466   --       103,694,466
  Denmark................................            --      15,110,805   --        15,110,805
  Finland................................            --       6,112,745   --         6,112,745
  France.................................            --      34,358,220   --        34,358,220
  Germany................................            --      27,429,034   --        27,429,034
  Ireland................................            --       7,805,702   --         7,805,702
  Italy..................................            --       8,518,226   --         8,518,226
  Japan..................................            --      40,349,929   --        40,349,929
  Netherlands............................            --      46,387,351   --        46,387,351
  Norway.................................            --      11,483,002   --        11,483,002
  Spain..................................            --      10,944,260   --        10,944,260
  Supranational Organization Obligations.            --       7,025,158   --         7,025,158
  Sweden.................................            --      27,099,049   --        27,099,049
  Switzerland............................            --      19,993,814   --        19,993,814
  United Kingdom.........................            --      17,434,985   --        17,434,985
  United States..........................            --     675,570,723   --       675,570,723
U.S. Treasury Obligations................            --     486,751,691   --       486,751,691
Securities Lending Collateral............            --      22,080,299   --        22,080,299
Swap Agreements**........................            --       1,801,375   --         1,801,375
Futures Contracts**...................... $  (1,594,016)             --   --        (1,594,016)
                                          -------------  --------------   --    --------------
TOTAL.................................... $(1,594,016).. $1,631,370,476   --    $1,629,776,460
                                          =============  ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
Investments at Value (including $21,634 of securities on loan)................................ $    1,607,489
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $22,077).         22,080
Segregated Cash for Swaps Contracts...........................................................         22,739
Cash..........................................................................................         36,186
Receivables:
  Investment Securities Sold..................................................................          5,854
  Interest....................................................................................          7,824
  Securities Lending Income...................................................................             22
  Fund Shares Sold............................................................................          1,382
  Futures Margin Variation....................................................................            266
Unrealized Gain on Swap Contracts.............................................................          1,801
Prepaid Expenses and Other Assets.............................................................             63
                                                                                               --------------
     Total Assets.............................................................................      1,705,706
                                                                                               --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned............................................................         22,098
  Investment Securities Purchased.............................................................          1,385
  Fund Shares Redeemed........................................................................          5,799
  Due to Advisor..............................................................................            416
Accrued Expenses and Other Liabilities........................................................             86
                                                                                               --------------
     Total Liabilities........................................................................         29,784
                                                                                               --------------
NET ASSETS.................................................................................... $    1,675,922
                                                                                               ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).......................................................    288,107,424
                                                                                               ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE...................................... $         5.82
                                                                                               ==============
Investments at Cost........................................................................... $    1,609,603
                                                                                               ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................................................... $    1,684,161
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)........         26,243
Accumulated Net Realized Gain (Loss)..........................................................        (32,566)
Net Unrealized Appreciation (Depreciation)....................................................         (1,916)
                                                                                               --------------
NET ASSETS.................................................................................... $    1,675,922
                                                                                               ==============
(1) NUMBER OF SHARES AUTHORIZED...............................................................  1,800,000,000
                                                                                               ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Interest.......................................................................................... $ 11,734
  Dividends#........................................................................................      125
  Income from Securities Lending....................................................................      125
                                                                                                     --------
     Total Investment Income........................................................................   11,984
                                                                                                     --------
EXPENSES
  Investment Management Fees........................................................................    3,006
  Accounting & Transfer Agent Fees..................................................................       48
  Custodian Fees....................................................................................       28
  Filing Fees.......................................................................................       45
  Shareholders' Reports.............................................................................       31
  Directors'/Trustees' Fees & Expenses..............................................................        8
  Professional Fees.................................................................................       28
  Other.............................................................................................       19
                                                                                                     --------
     Total Expenses.................................................................................    3,213
                                                                                                     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note D).     (523)
  Fees Paid Indirectly (Note C).....................................................................       (8)
                                                                                                     --------
  Net Expenses......................................................................................    2,682
                                                                                                     --------
  NET INVESTMENT INCOME (LOSS)......................................................................    9,302
                                                                                                     --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**....................................................................   (1,187)
    Futures.........................................................................................   (1,320)
    Swap Contracts..................................................................................  (29,842)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................................................   (3,563)
    Futures.........................................................................................     (482)
    Swap Contracts..................................................................................   23,359
                                                                                                     --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...........................................................  (13,035)
                                                                                                     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..................................... $ (3,733)
                                                                                                     ========

----------
**Net of foreign capital gain taxes withheld of $0.

# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                        DFA COMMODITY STRATEGY
                                                                                               PORTFOLIO
                                                                                        ----------------------
                                                                                        SIX MONTHS     YEAR
                                                                                           ENDED      ENDED
                                                                                         APRIL 30,   OCT. 31,
                                                                                           2017        2016
                                                                                        ----------- ----------
                                                                                        (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)......................................................... $    9,302  $   12,561
  Net Realized Gain (Loss) on:
    Investment Securities Sold*........................................................     (1,187)        484
    Futures............................................................................     (1,320)      5,533
    Swap Contracts.....................................................................    (29,842)     22,428
  Change in Unrealized Appreciation (Depreciation) of:.................................
    Investment Securities and Foreign Currency.........................................     (3,563)      1,678
    Futures............................................................................       (482)          9
    Swap Contracts.....................................................................     23,359     (20,194)
                                                                                        ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................     (3,733)     22,499
                                                                                        ----------  ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.........................................................    (15,691)     (7,538)
  Net Short-Term Gains:
    Institutional Class Shares.........................................................       (875)         --
  Net Long-Term Gains:
    Institutional Class Shares.........................................................         --        (155)
                                                                                        ----------  ----------
     Total Distributions...............................................................    (16,566)     (7,693)
                                                                                        ----------  ----------
Capital Share Transactions (1):
  Shares Issued........................................................................    379,166   1,017,341
  Shares Issued in Lieu of Cash Distributions..........................................     16,028       7,499
  Shares Redeemed......................................................................   (297,070)   (648,620)
                                                                                        ----------  ----------
     Net Increase (Decrease) from Capital Share Transactions...........................     98,124     376,220
                                                                                        ----------  ----------
     Total Increase (Decrease) in Net Assets...........................................     77,825     391,026
NET ASSETS
  Beginning of Period..................................................................  1,598,097   1,207,071
                                                                                        ----------  ----------
  End of Period........................................................................ $1,675,922  $1,598,097
                                                                                        ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued........................................................................     63,613     183,938
  Shares Issued in Lieu of Cash Distributions..........................................      2,708       1,318
  Shares Redeemed......................................................................    (50,092)   (116,801)
                                                                                        ----------  ----------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................     16,229      68,455
                                                                                        ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME). $   26,243  $   32,632

----------
* Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         DFA COMMODITY STRATEGY PORTFOLIO
                                                   --------------------------------------------------------------------------
                                                     SIX MONTHS        YEAR         YEAR         YEAR        YEAR       YEAR
                                                        ENDED         ENDED        ENDED        ENDED       ENDED      ENDED
                                                      APRIL 30,      OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,   OCT. 31,
                                                        2017           2016         2015         2014        2013       2012
-------------------------------------------------------------------------------------------------------------------------------
                                                     (UNAUDITED)
Net Asset Value, Beginning of Period.............. $     5.88      $     5.93   $     8.00   $     8.30   $   9.40   $   9.77
                                                   ----------      ----------   ----------   ----------   --------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................       0.03            0.05         0.05         0.06       0.06       0.07
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      (0.03)          (0.07)       (2.05)       (0.31)     (1.10)     (0.37)
                                                   ----------      ----------   ----------   ----------   --------   --------
   Total from Investment Operations...............         --           (0.02)       (2.00)       (0.25)     (1.04)     (0.30)
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................      (0.06)          (0.03)       (0.06)       (0.04)     (0.04)     (0.06)
 Net Realized Gains...............................         --              --        (0.01)       (0.01)     (0.02)     (0.01)
                                                   ----------      ----------   ----------   ----------   --------   --------
   Total Distributions............................      (0.06)          (0.03)       (0.07)       (0.05)     (0.06)     (0.07)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $     5.82      $     5.88   $     5.93   $     8.00   $   8.30   $   9.40
=================================================  ===========     ==========   ==========   ==========   ========   ========
Total Return......................................      (0.02)%(D)      (0.26)%     (25.16)%      (3.08)%   (11.15)%    (3.08)%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $1,675,922      $1,598,097   $1,207,071   $1,194,191   $786,314   $458,079
Ratio of Expenses to Average Net Assets...........       0.32%(E)        0.33%        0.34%        0.33%      0.34%      0.35%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor and Fees Paid Indirectly)................       0.39%(E)        0.40%        0.40%        0.39%      0.40%      0.41%
Ratio of Net Investment Income to Average Net
 Assets...........................................       1.12%(E)        0.95%        0.77%        0.65%      0.66%      0.79%
Portfolio Turnover Rate...........................         45%(D)         159%         124%         104%        64%        69%
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-six operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2.   DEFERRED COMPENSATION PLAN:   Each eligible Director of the Fund may
elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2017, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3.   OTHER:   Security transactions are accounted for as of the trade date.
Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. BASIS FOR CONSOLIDATION:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The

Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

   As of April 30, 2017, the Portfolio held a $315,220,279 investment in the Subsidiary, representing 18.81% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2017, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2018, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At April 30, 2017, there were no previously waived fees subject to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the six months ended April 30, 2017, approximately $523 (in thousands) of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.

EARNED INCOME CREDIT:

   In addition, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio's net assets. During the six months ended April 30, 2017, expenses reduced were as follows (amounts in thousands):

                                                    FEES PAID
                                                    INDIRECTLY
                                                    ----------
                  DFA Commodity Strategy Portfolio.     $8

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2017, the total related amounts paid by the Fund to the CCO were $150 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. DEFERRED COMPENSATION:

   At April 30, 2017, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

                     DFA Commodity Strategy Portfolio. $19

F. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2017, the Portfolio's transactions related to investment securities, other than short-term securities (amounts in thousands), were as follows:

                                       U.S. GOVERNMENT    OTHER INVESTMENT
                                          SECURITIES         SECURITIES
                                      ------------------ ------------------
                                      PURCHASES  SALES   PURCHASES  SALES
                                      --------- -------- --------- --------
    DFA Commodity Strategy Portfolio. $463,599  $463,568 $317,892  $268,187

G. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     INCREASE       INCREASE
                                                    (DECREASE)     (DECREASE)
                                     INCREASE     UNDISTRIBUTED   ACCUMULATED
                                    (DECREASE)    NET INVESTMENT  NET REALIZED
                                  PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                  --------------- -------------- --------------
DFA Commodity Strategy Portfolio.       $76          $27,711        $(27,787)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2015 and October 31, 2016 were as follows (amounts in thousands):

                                       NET INVESTMENT
                                         INCOME AND
                                         SHORT-TERM     LONG-TERM
                                       CAPITAL GAINS  CAPITAL GAINS TOTAL
                                       -------------- ------------- ------
     DFA Commodity Strategy Portfolio
     2015.............................     $8,966        $1,009     $9,975
     2016.............................      7,540           154      7,694

   At October 31, 2016, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                      NET INVESTMENT
                                        INCOME AND
                                        SHORT-TERM     LONG-TERM
                                      CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                      -------------- ------------- -------
    DFA Commodity Strategy Portfolio.    $(1,657)         --       $(1,657)

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  UNDISTRIBUTED                                               TOTAL NET
                                  NET INVESTMENT                                            DISTRIBUTABLE
                                    INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                    SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                  CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                  -------------- ------------- ------------- -------------- -------------
DFA Commodity Strategy Portfolio.    $11,046          --            --           $1,109        $12,155

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the Portfolio did not have any capital loss carryforwards.

   At April 30, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                            NET
                                                                         UNREALIZED
                                   FEDERAL    UNREALIZED   UNREALIZED   APPRECIATION
                                   TAX COST  APPRECIATION DEPRECIATION (DEPRECIATION)
                                  ---------- ------------ ------------ --------------
DFA Commodity Strategy Portfolio. $1,632,611     $606       $(3,648)      $(3,042)

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the

Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

   2. FORWARD CURRENCY CONTRACTS: The Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions.

   3. COMMODITY-LINKED DERIVATIVES: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. SWAP AGREEMENTS: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

   An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor's Investment Committee. To the extent that the Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets.

   The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission ("CFTC") currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers.

FUTURES ACTIVITIES:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

   5. FUTURES CONTRACTS: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   Payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. OPTIONS ON FUTURES CONTRACTS: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   At April 30, 2017, the Subsidiary had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                                 EXPIRATION NUMBER OF CONTRACT  UNREALIZED
     DESCRIPTION                    DATE    CONTRACTS  AMOUNT   GAIN (LOSS)
     -----------                 ---------- --------- --------  -----------
     Brent Crude Oil Futures....  05/31/17     133    $  6,923    $  (374)
     CBT Wheat Futures..........  07/14/17     152       3,285        (20)
     Coffee 'C' Futures.........  06/30/17      52       3,309       (246)
     Coffee 'C' Futures.........  07/19/17      43       2,151       (105)
     Copper Futures.............  07/27/17     116       7,562       (159)
     Corn Futures...............  07/14/17     402       7,367        (43)
     Cotton No.2 Futures........  07/07/17      38       1,499         39
     Gasoline RBOB Futures......  06/30/17      52       3,391       (344)
     Gold 100 oz Futures........  06/28/17      92      11,668        161
     KCB Wheat Futures..........  07/14/17      53       1,159          8
     LME Nickel Futures.........  05/15/17     104       5,869       (331)
     LME Nickel Futures.........  07/17/17      40       2,267       (150)
     LME Nickel Futures.........  05/15/17    (104)     (5,869)       449
     LME Nickel Futures.........  05/15/17    (265)    (12,614)        82
     LME Prime Aluminum Futures.  05/15/17     265      12,614        174
     LME Prime Aluminum Futures.  07/17/17     104       4,969       (124)
     LME Zinc Futures...........  05/15/17     102       6,667       (534)
     LME Zinc Futures...........  07/17/17      40       2,624       (119)
     LME Zinc Futures...........  05/15/17    (102)     (6,667)       380
     Lean Hogs Futures..........  06/14/17      79       2,338        (61)
     Live Cattle Futures........  06/30/17      84       4,167        495
     Natural Gas Futures........  06/28/17     236       7,913       (138)
     Silver Futures.............  07/27/17      48       4,143       (250)
     Soybean Futures............  07/14/17     114       5,451         11
     Soybean Meal Futures.......  07/14/17      91       2,874         24
     Soybean Oil Futures........  07/14/17     130       2,473         (6)
     Sugar #11 Futures..........  06/30/17     142       2,565        (55)
     WTI Crude Futures..........  06/20/17     127       6,302       (358)
                                                      --------    -------
                                                      $ 96,400    $(1,594)
                                                      ========    =======

   The Subsidiary's securities have been segregated as collateral for open futures contracts.

   At April 30, 2017, the Subsidiary had the following outstanding commodity total return swaps, which are typically on custom commodity indices that include exposure to various precious metal, energy and agricultural commodities (dollar amounts in thousands):

                                                                    UNREALIZED
                         COMMODITY   EXPIRATION          NOTIONAL  APPRECIATION
COUNTERPARTY             EXPOSURE       DATE    CURRENCY  AMOUNT  (DEPRECIATION)
------------           ------------  ---------- -------- -------- --------------
Bank of America Corp.. Custom Index*  06/30/17    USD    $188,305      $142
Bank of America Corp.. Custom Index*  06/30/17    USD     149,690       121
Citibank, N.A......... Custom Index*  06/30/17    USD     203,997       165
Citibank, N.A......... Custom Index*  06/30/17    USD     212,050       160
Credit Suisse......... Custom Index*  05/31/17    USD     216,714       333

                                                                                UNREALIZED
                                   COMMODITY   EXPIRATION           NOTIONAL   APPRECIATION
COUNTERPARTY                       EXPOSURE       DATE    CURRENCY   AMOUNT   (DEPRECIATION)
------------                     ------------  ---------- -------- ---------- --------------
Credit Suisse................... Custom Index*  05/31/17    USD    $  180,409     $  260
Deutsche Bank AG, London Branch. Custom Index*  05/30/17    USD        73,490        105
UBS AG.......................... Custom Index*  07/31/17    USD       251,402        364
UBS AG.......................... Custom Index*  07/31/17    USD        98,630        151
                                                                   ----------     ------
                                                                   $1,574,687     $1,801
                                                                   ==========     ======

* Swap is exposed to the 22 commodities in the Bloomberg Commodity Index Total Return.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2017 (amounts in thousands):

                                                          SWAP
                                               FUTURES  CONTRACTS
                                               -------- ----------
             DFA Commodity Strategy Portfolio. $160,315 $1,463,333

   The following is a summary of the location of derivatives on the Portfolio's Statement of Assets and Liabilities as of April 30, 2017:

                           LOCATION ON THE STATEMENT OF ASSETS AND LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------
 Commodity Futures         Receivables: Futures       Payables: Futures Margin
   Contracts                 Margin Variation           Variation

 Commodity Swap Contracts  Unrealized Gain on Swap    Unrealized Loss on Swap
                             Contracts                  Contracts

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2017 (amounts in thousands):

                                             ASSET DERIVATIVES VALUE
                                       -----------------------------------
                                        TOTAL VALUE   COMMODITY
                                             AT        FUTURES     SWAP
                                       APRIL 30, 2017 CONTRACTS* CONTRACTS
     -                                 -------------- ---------- ---------
     DFA Commodity Strategy Portfolio.    $ 3,624      $ 1,823    $1,801

                                           LIABILITY DERIVATIVES VALUE
                                       -----------------------------------
                                        TOTAL VALUE   COMMODITY
                                             AT        FUTURES     SWAP
                                       APRIL 30, 2017 CONTRACTS* CONTRACTS
     -                                 -------------- ---------- ---------
     DFA Commodity Strategy Portfolio.    $(3,417)     $(3,417)   $   --

* Includes cumulative appreciation (depreciation) of futures contracts.

   The following is a summary of the location on the Portfolio's Statement of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings for the six months ended April 30, 2017:

DERIVATIVE TYPE              LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------              --------------------------------------
Commodity Futures Contracts  Net Realized Gain (Loss) on: Futures Change in Unrealized
                               Appreciation (Depreciation) of: Futures

Swap Contracts               Net Realized Gain (Loss) on: Swap Contracts Change in
                               Unrealized Appreciation (Depreciation) of: Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2017 (amounts in thousands):

                                          REALIZED GAIN (LOSS) ON DERIVATIVES
                                          ----------------------------------
                                                      COMMODITY
                                                       FUTURES      SWAP
                                            TOTAL     CONTRACTS   CONTRACTS
                                           --------   ---------   ---------
        DFA Commodity Strategy Portfolio. $(31,162)    $(1,320)   $(29,842)

                                              CHANGE IN UNREALIZED
                                           APPRECIATION (DEPRECIATION)
                                                 ON DERIVATIVES
                                          ----------------------------------
                                                      COMMODITY
                                                       FUTURES      SWAP
                                            TOTAL     CONTRACTS   CONTRACTS
                                           --------   ---------   ---------
        DFA Commodity Strategy Portfolio. $ 22,877     $  (482)   $ 23,359

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the "Statement of assets and liabilities."

   The following table presents the Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2017 (Amounts in thousands):

                                                 GROSS AMOUNTS NOT                                        GROSS AMOUNTS NOT
                                                   OFFSET IN THE                          NET AMOUNTS       OFFSET IN THE
                                                STATEMENTS OF ASSETS                     OF LIABILITIES  STATEMENTS OF ASSETS
                                 NET AMOUNTS      AND LIABILITIES                         PRESENTED IN     AND LIABILITIES
-                      GROSS      OF ASSETS    ----------------------           GROSS         THE       ----------------------
                     AMOUNTS OF  PRESENTED IN   FINANCIAL     CASH           AMOUNTS OF    STATEMENTS    FINANCIAL     CASH
                     RECOGNIZED THE STATEMENTS INSTRUMENTS COLLATERAL  NET   RECOGNIZED    OF ASSETS    INSTRUMENTS COLLATERAL
DESCRIPTION            ASSETS   OF ASSETS AND      (B)      RECEIVED  AMOUNT LIABILITIES      AND           (D)      PLEDGED
-----------             (A)      LIABILITIES   ----------- ----------  (C)       (A)      LIABILITIES   ----------- ----------
                                             ASSETS                                                LIABILITIES
                     ------------------------------------------------------- -------------------------------------------------
DFA COMMODITY
 STRATEGY PORTFOLIO
Swap Contracts......   $1,801       $1,801         --          --     $1,801     --            --           --          --




-

                      NET
DESCRIPTION          AMOUNT
-----------           (E)

                     -------
DFA COMMODITY
 STRATEGY PORTFOLIO
Swap Contracts......   --

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolio did not utilize the interfund lending program during the six months ended April 30, 2017.

J. SECURITIES LENDING:

   As of April 30, 2017, the Portfolio had a security on loan to a broker/dealer, for which the Portfolio received cash collateral.

   The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policy, the Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2017:

                                       REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                     AS OF APRIL 30, 2017
                                   --------------------------------------------------------
                                   OVERNIGHT AND            BETWEEN
                                    CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                   ------------- -------- ------------ -------- -----------
SECURITIES LENDING TRANSACTIONS
DFA COMMODITY STRATEGY PORTFOLIO
 Bonds, U.S. Treasury Obligations.  $22,080,299     --         --         --    $22,080,299

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. OTHER:

   At April 30, 2017, 3 shareholders held 63% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               SIX MONTHS ENDED APRIL 30, 2017
  EXPENSE TABLES
                                       BEGINNING  ENDING              EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                         VALUE    VALUE     EXPENSE    DURING
                                       11/01/16  04/30/17    RATIO*   PERIOD*
                                       --------- --------- ---------- --------
  DFA INTERNATIONAL VALUE PORTFOLIO**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,113.20    0.67%    $3.51
   Institutional Class Shares......... $1,000.00 $1,115.00    0.42%    $2.20
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,021.47    0.67%    $3.36
   Institutional Class Shares......... $1,000.00 $1,022.71    0.42%    $2.11

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                    BEGINNING  ENDING              EXPENSES
                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                      VALUE    VALUE     EXPENSE    DURING
                                    11/01/16  04/30/17    RATIO*   PERIOD*
                                    --------- --------- ---------- --------
     U.S. LARGE COMPANY PORTFOLIO
     ----------------------------
     Actual Fund Return............ $1,000.00 $1,132.80    0.08%    $0.42
     Hypothetical 5% Annual Return. $1,000.00 $1,024.40    0.08%    $0.40

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 30, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington,
D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

FEEDER FUND

                                           AFFILIATED INVESTMENT COMPANY
                                           -----------------------------
        DFA International Value Portfolio.             100.0%

DOMESTIC EQUITY PORTFOLIO

                         U.S. LARGE COMPANY PORTFOLIO
              Consumer Discretionary.......................  12.5%
              Consumer Staples.............................   9.3%
              Energy.......................................   6.3%
              Financials...................................  14.1%
              Health Care..................................  14.0%
              Industrials..................................  10.1%
              Information Technology.......................  22.5%
              Materials....................................   2.8%
              Real Estate..................................   2.9%
              Telecommunication Services...................   2.3%
              Utilities....................................   3.2%
                                                            -----
                                                            100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                 VALUE+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company.................................. $8,617,732,695
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $7,869,569,171)........................................ $8,617,732,695
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                        ------       ------     ---------------
COMMON STOCKS -- (96.2%)
Consumer Discretionary -- (12.0%)
*   Amazon.com, Inc...................   142,958 $  132,234,720            1.8%
    Comcast Corp. Class A............. 1,708,313     66,948,786            0.9%
    Home Depot, Inc. (The)............   439,705     68,637,951            0.9%
    McDonald's Corp...................   295,622     41,366,386            0.6%
*   Priceline Group, Inc. (The).......    17,748     32,777,361            0.4%
    Walt Disney Co. (The).............   525,103     60,701,907            0.8%
    Other Securities..................              520,955,734            7.0%
                                                 --------------           -----
Total Consumer Discretionary..........              923,622,845           12.4%
                                                 --------------           -----
Consumer Staples -- (8.9%)
    Altria Group, Inc.................   700,050     50,249,589            0.7%
    Coca-Cola Co. (The)............... 1,394,785     60,184,973            0.8%
    PepsiCo, Inc......................   515,165     58,357,891            0.8%
    Philip Morris International, Inc..   559,986     62,068,848            0.8%
    Procter & Gamble Co. (The)........   922,782     80,586,552            1.1%
    Wal-Mart Stores, Inc..............   543,554     40,864,390            0.5%
    Other Securities..................              334,056,724            4.5%
                                                 --------------           -----
Total Consumer Staples................              686,368,967            9.2%
                                                 --------------           -----
Energy -- (6.1%)
    Chevron Corp......................   683,331     72,911,418            1.0%
    Exxon Mobil Corp.................. 1,496,719    122,207,106            1.6%
    Schlumberger, Ltd.................   503,219     36,528,667            0.5%
    Other Securities..................              235,035,971            3.2%
                                                 --------------           -----
Total Energy..........................              466,683,162            6.3%
                                                 --------------           -----
Financials -- (13.6%)
    Bank of America Corp.............. 3,618,650     84,459,291            1.1%
*   Berkshire Hathaway, Inc. Class B..   685,565    113,262,194            1.5%
    Citigroup, Inc.................... 1,000,110     59,126,503            0.8%
    JPMorgan Chase & Co............... 1,289,330    112,171,710            1.5%
    Wells Fargo & Co.................. 1,625,406     87,511,859            1.2%
    Other Securities..................              584,259,159            7.9%
                                                 --------------           -----
Total Financials......................            1,040,790,716           14.0%
                                                 --------------           -----
Health Care -- (13.4%)
    AbbVie, Inc.......................   575,339     37,937,854            0.5%
    Amgen, Inc........................   265,829     43,415,192            0.6%
    Bristol-Myers Squibb Co...........   603,780     33,841,869            0.5%
*   Celgene Corp......................   280,813     34,834,853            0.5%
    Gilead Sciences, Inc..............   471,797     32,341,684            0.4%
    Johnson & Johnson.................   979,405    120,927,135            1.6%
    Medtronic P.L.C...................   494,110     41,055,600            0.6%
    Merck & Co., Inc..................   991,037     61,771,336            0.8%
    Pfizer, Inc....................... 2,148,377     72,872,948            1.0%
    UnitedHealth Group, Inc...........   347,274     60,731,277            0.8%
    Other Securities..................              491,510,019            6.6%
                                                 --------------           -----
Total Health Care.....................            1,031,239,767           13.9%
                                                 --------------           -----
Industrials -- (9.8%)
    3M Co.............................   215,203     42,143,204            0.6%
    Boeing Co. (The)..................   205,604     38,001,787            0.5%
    General Electric Co............... 3,149,283     91,297,714            1.2%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Industrials -- (Continued)
      Honeywell International, Inc..................................    274,759 $   36,031,895            0.5%
      Union Pacific Corp............................................    293,746     32,887,802            0.4%
      United Technologies Corp......................................    270,521     32,189,294            0.4%
      Other Securities..............................................               477,822,336            6.5%
                                                                                --------------          ------
Total Industrials...................................................               750,374,032           10.1%
                                                                                --------------          ------
Information Technology -- (21.6%)
*     Alphabet, Inc. Class A........................................    107,247     99,151,996            1.3%
*     Alphabet, Inc. Class C........................................    106,663     96,632,411            1.3%
      Apple, Inc....................................................  1,893,782    272,041,784            3.7%
      Broadcom, Ltd.................................................    144,758     31,964,014            0.4%
      Cisco Systems, Inc............................................  1,807,627     61,585,852            0.8%
*     Facebook, Inc. Class A........................................    850,117    127,730,079            1.7%
      Intel Corp....................................................  1,706,611     61,693,988            0.8%
#     International Business Machines Corp..........................    309,819     49,660,888            0.7%
      Mastercard, Inc. Class A......................................    340,078     39,557,873            0.5%
      Microsoft Corp................................................  2,789,316    190,956,573            2.6%
      Oracle Corp...................................................  1,081,815     48,638,402            0.7%
#     Visa, Inc. Class A............................................    670,668     61,178,335            0.8%
      Other Securities..............................................               522,256,433            7.1%
                                                                                --------------          ------
Total Information Technology........................................             1,663,048,628           22.4%
                                                                                --------------          ------
Materials -- (2.7%)
      Other Securities..............................................               210,421,139            2.8%
                                                                                --------------          ------
Real Estate -- (2.8%)
      Other Securities..............................................               215,134,372            2.9%
                                                                                --------------          ------
Telecommunication Services -- (2.2%)
      AT&T, Inc.....................................................  2,216,850     87,853,765            1.2%
      Verizon Communications, Inc...................................  1,471,370     67,550,597            0.9%
      Other Securities..............................................                11,471,335            0.2%
                                                                                --------------          ------
Total Telecommunication Services....................................               166,875,697            2.3%
                                                                                --------------          ------
Utilities -- (3.1%)
      Other Securities..............................................               235,272,540            3.2%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             7,389,831,865           99.5%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             7,389,831,865
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional U.S. Government Money Market Fund,
       0.680%....................................................... 30,114,086     30,114,086            0.4%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (3.4%)
(S)@  DFA Short Term Investment Fund................................ 22,788,791    263,734,682            3.6%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,863,196,580)...........................................              $7,683,680,633          103.5%
                                                                                ==============          ======

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Fund's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  923,622,845           --   --    $  923,622,845
  Consumer Staples............    686,368,967           --   --       686,368,967
  Energy......................    466,683,162           --   --       466,683,162
  Financials..................  1,040,790,716           --   --     1,040,790,716
  Health Care.................  1,031,239,767           --   --     1,031,239,767
  Industrials.................    750,374,032           --   --       750,374,032
  Information Technology......  1,663,048,628           --   --     1,663,048,628
  Materials...................    210,421,139           --   --       210,421,139
  Real Estate.................    215,134,372           --   --       215,134,372
  Telecommunication Services..    166,875,697           --   --       166,875,697
  Utilities...................    235,272,540           --   --       235,272,540
Temporary Cash Investments....     30,114,086           --   --        30,114,086
Securities Lending Collateral.             -- $263,734,682   --       263,734,682
Futures Contracts**...........        418,101           --   --           418,101
                               -------------- ------------   --    --------------
TOTAL......................... $7,420,364,052 $263,734,682   --    $7,684,098,734
                               ============== ============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                 DFA        U.S. LARGE
                                                                                            INTERNATIONAL     COMPANY
                                                                                           VALUE PORTFOLIO  PORTFOLIO *
                                                                                           --------------- ------------
ASSETS:
Investments in Affiliated Investment Company at Value..................................... $    8,617,733            --
Investments at Value (including $0 and $493,855 of securities on loan, respectively)......             --  $  7,389,832
Temporary Cash Investments at Value & Cost................................................             --        30,114
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0
 and $263,686)............................................................................             --       263,735
Segregated Cash for Futures Contracts.....................................................             --         1,460
Receivables:
  Investment Securities Sold..............................................................             --           971
  Dividends, Interest and Tax Reclaims....................................................             --         7,264
  Securities Lending Income...............................................................             --            57
  Fund Shares Sold........................................................................          5,760         6,019
Prepaid Expenses and Other Assets.........................................................            176           121
                                                                                           --------------  ------------
     Total Assets.........................................................................      8,623,669     7,699,573
                                                                                           --------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned........................................................             --       263,651
  Investment Securities Purchased.........................................................             --           276
  Fund Shares Redeemed....................................................................          7,322         8,112
  Due to Advisor..........................................................................          1,381           333
  Futures Margin Variation................................................................             --            89
Accrued Expenses and Other Liabilities....................................................            396           668
                                                                                           --------------  ------------
     Total Liabilities....................................................................          9,099       273,129
                                                                                           --------------  ------------
NET ASSETS................................................................................ $    8,614,570  $  7,426,444
                                                                                           ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $4,760 and $0 and shares outstanding of
 265,966 and 0, respectively.............................................................. $        17.90           N/A
                                                                                           ==============  ============
NUMBER OF SHARES AUTHORIZED...............................................................    100,000,000           N/A
                                                                                           ==============  ============
Institutional Class Shares -- based on net assets of $8,609,810 and $7,426,444 and shares
 outstanding of 479,718,879 and 400,229,592, respectively................................. $        17.95  $      18.56
                                                                                           ==============  ============
NUMBER OF SHARES AUTHORIZED...............................................................  1,500,000,000   900,000,000
                                                                                           ==============  ============
Investments in Affiliated Investment Companies at Cost.................................... $    7,869,569  $         --
                                                                                           --------------  ------------
Investments at Cost....................................................................... $           --  $  3,569,397
                                                                                           ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................... $    8,007,910  $  3,773,795
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)....         54,575         9,903
Accumulated Net Realized Gain (Loss)......................................................       (196,035)     (178,156)
Net Unrealized Foreign Exchange Gain (Loss)...............................................            (44)           --
Net Unrealized Appreciation (Depreciation)................................................        748,164     3,820,902
                                                                                           --------------  ------------
NET ASSETS................................................................................ $    8,614,570  $  7,426,444
                                                                                           ==============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                                  DFA
                                                                                             INTERNATIONAL U.S. LARGE
                                                                                                 VALUE      COMPANY
                                                                                              PORTFOLIO*   PORTFOLIO#
                                                                                             ------------- ----------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Companies:
    Dividends (Net of Foreign Taxes Withheld of $10,969 and $0, respectively)...............   $123,840     $     --
    Income from Securities Lending..........................................................      3,858           --
    Expenses Allocated from Affiliated Investment Company...................................     (8,359)          --
                                                                                               --------     --------
     Total Net Investment Income Received from Affiliated Investment Companies..............    119,339           --
                                                                                               --------     --------
FUND INVESTMENT INCOME
  Dividends.................................................................................   $     --     $ 74,163
  Income from Securities Lending............................................................         --          464
                                                                                               --------     --------
     Total Investment Income................................................................         --       74,627
                                                                                               --------     --------
FUND EXPENSES
    Investment Management Fees..............................................................     15,692        2,105
    Accounting & Transfer Agent Fees........................................................         61          194
    S&P 500(R) Fees.........................................................................         --           51
    Custodian Fees..........................................................................         --           45
  Shareholder Servicing Fees................................................................
    Class R2 Shares.........................................................................          5           --
    Filing Fees.............................................................................        113           56
    Shareholders' Reports...................................................................        112           56
    Directors'/Trustees' Fees & Expenses....................................................         38           34
    Professional Fees.......................................................................         75           92
    Other...................................................................................         19           96
                                                                                               --------     --------
     Total Expenses.........................................................................     16,115        2,729
                                                                                               --------     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor
   (Note C).................................................................................         --           78
  Fees Waived, (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor
   (Note C).................................................................................
    Institutional Class Shares..............................................................     (7,842)          --
    Class R2 Shares.........................................................................         (4)          --
                                                                                               --------     --------
  Net Expenses..............................................................................      8,269        2,807
                                                                                               --------     --------
  NET INVESTMENT INCOME (LOSS)..............................................................    111,070       71,820
                                                                                               --------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**............................................................     (8,449)      (1,478)
    Futures.................................................................................      6,084        2,617
    Foreign Currency Transactions...........................................................     (2,636)          --
  Change in Unrealized Appreciation (Depreciation) of:......................................
    Investment Securities and Foreign Currency..............................................    760,265      788,540
    Futures.................................................................................      2,541          516
    Translation of Foreign Currency Denominated Amounts.....................................        799           --
                                                                                               --------     --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...................................................    758,604      790,195
                                                                                               --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.............................   $869,674     $862,015
                                                                                               ========     ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0 and $0, respectively.

# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                 DFA INTERNATIONAL VALUE     U.S. LARGE COMPANY
                                                                        PORTFOLIO                PORTFOLIO
                                                                 -----------------------  -----------------------
                                                                 SIX MONTHS      YEAR     SIX MONTHS      YEAR
                                                                    ENDED       ENDED        ENDED       ENDED
                                                                  APRIL 30,    OCT. 31,    APRIL 30,    OCT. 31,
                                                                    2017         2016        2017         2016
                                                                 ----------- -----------  ----------- -----------
                                                                 (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................................. $  111,070  $   229,798  $   71,820  $   131,507
  Net Realized Gain (Loss) on:..................................
    Investment Securities Sold*.................................     (8,449)    (189,967)     (1,478)      44,973
    Futures.....................................................      6,084        4,316       2,617       (5,349)
    Foreign Currency Transactions...............................     (2,636)       4,081          --           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................    760,265        3,950     788,540      140,290
    Futures.....................................................      2,541         (482)        516         (356)
    Translation of Foreign Currency Denominated Amounts.........        799         (650)         --           --
                                                                 ----------  -----------  ----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................    869,674       51,046     862,015      311,065
                                                                 ----------  -----------  ----------  -----------
Distributions From:
  Net Investment Income:
    Class R2 Shares.............................................        (44)        (336)         --           --
    Institutional Class Shares..................................    (96,958)    (224,465)    (81,547)    (125,202)
  Net Short-Term Gains:
    Institutional Class Shares..................................         --           --        (124)          --
  Net Long-Term Gains:
    Institutional Class Shares..................................         --           --     (38,779)     (47,852)
                                                                 ----------  -----------  ----------  -----------
     Total Distributions........................................    (97,002)    (224,801)   (120,450)    (173,054)
                                                                 ----------  -----------  ----------  -----------
Capital Share Transactions (1):
  Shares Issued.................................................  1,131,966    2,442,715     906,063    1,529,402
  Shares Issued in Lieu of Cash Distributions...................     94,144      218,177     105,596      150,286
  Shares Redeemed...............................................   (658,185)  (2,019,049)   (692,716)  (1,262,506)
                                                                 ----------  -----------  ----------  -----------
     Net Increase (Decrease) from Capital Share Transactions....    567,925      641,843     318,943      417,182
                                                                 ----------  -----------  ----------  -----------
     Total Increase (Decrease) in Net Assets....................  1,340,597      468,088   1,060,508      555,193
NET ASSETS
  Beginning of Period...........................................  7,273,973    6,805,885   6,365,936    5,810,743
                                                                 ----------  -----------  ----------  -----------
  End of Period................................................. $8,614,570  $ 7,273,973  $7,426,444  $ 6,365,936
                                                                 ==========  ===========  ==========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.................................................     66,606      158,003      50,981       96,985
  Shares Issued in Lieu of Cash Distributions...................      5,519       14,327       5,951        9,320
  Shares Redeemed...............................................    (38,305)    (128,304)    (38,636)     (78,179)
                                                                 ----------  -----------  ----------  -----------
     Net Increase (Decrease) from Shares Issued and
      Redeemed..................................................     33,820       44,026      18,296       28,126
                                                                 ==========  ===========  ==========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF
 NET INVESTMENT INCOME)......................................... $   54,575  $    40,507  $    9,903  $    19,630

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        DFA INTERNATIONAL VALUE PORTFOLIO-CLASS R2 SHARES
                                                   -----------------------------------------------------------
                                                   SIX MONTHS     YEAR      YEAR      YEAR      YEAR     YEAR
                                                      ENDED      ENDED     ENDED     ENDED     ENDED    ENDED
                                                    APRIL 30,   OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31, OCT. 31,
                                                      2017        2016      2015      2014      2013     2012
---------------------------------------------------------------------------------------------------------------
                                                   (UNAUDITED)
Net Asset Value, Beginning of Period..............   $16.27      $16.93   $ 18.48   $ 19.46    $15.72   $15.83
                                                     ------      ------   -------   -------    ------   ------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................     0.22        0.53      0.51      0.74      0.49     0.51
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................     1.61       (0.65)    (1.55)    (0.93)     3.77    (0.13)
                                                     ------      ------   -------   -------    ------   ------
   Total from Investment Operations...............     1.83       (0.12)    (1.04)    (0.19)     4.26     0.38
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................    (0.20)      (0.54)    (0.51)    (0.79)    (0.52)   (0.49)
                                                     ------      ------   -------   -------    ------   ------
   Total Distributions............................    (0.20)      (0.54)    (0.51)    (0.79)    (0.52)   (0.49)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................   $17.90      $16.27   $ 16.93   $ 18.48    $19.46   $15.72
=================================================  ===========  ========  ========  ========  ======== ========
Total Return......................................    11.32%(D)   (0.43)%   (5.78)%   (1.21)%   27.61%    2.70%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............   $4,760      $3,308   $10,404   $11,200    $5,517   $6,407
Ratio of Expenses to Average Net Assets (B).......     0.67%(E)    0.68%     0.68%     0.68%     0.69%    0.71%
Ratio of Expenses to Average Net Assets (Fees
 (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor) (B).     0.87%(E)    0.88%     0.73%     0.68%     0.69%    0.71%
Ratio of Net Investment Income to Average Net
 Assets...........................................     2.60%(E)    3.42%     2.81%     3.79%     2.84%    3.33%
---------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           DFA INTERNATIONAL VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                   ----------------------------------------------------------------------------
                                                    SIX MONTHS        YEAR         YEAR         YEAR        YEAR        YEAR
                                                       ENDED         ENDED        ENDED        ENDED       ENDED       ENDED
                                                     APRIL 30,      OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                       2017           2016         2015         2014        2013        2012
--------------------------------------------------------------------------------------------------------------------------------
                                                    (UNAUDITED)
Net Asset Value, Beginning of Period.............. $    16.30     $    16.92   $    18.47   $    19.45   $    15.72  $    15.83
                                                   ----------     ----------   ----------   ----------   ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................       0.24           0.55         0.56         0.84         0.52        0.54
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       1.62          (0.63)       (1.56)       (0.98)        3.78       (0.12)
                                                   ----------     ----------   ----------   ----------   ----------  ----------
   Total from Investment Operations...............       1.86          (0.08)       (1.00)       (0.14)        4.30        0.42
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................      (0.21)         (0.54)       (0.55)       (0.84)       (0.57)      (0.53)
                                                   ----------     ----------   ----------   ----------   ----------  ----------
   Total Distributions............................      (0.21)         (0.54)       (0.55)       (0.84)       (0.57)      (0.53)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $    17.95     $    16.30   $    16.92   $    18.47   $    19.45  $    15.72
=================================================  ===========    ==========   ==========   ==========   ==========  ==========
Total Return......................................      11.50%(D)      (0.20)%      (5.58)%      (0.97)%      27.90%       2.98%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $8,609,810     $7,270,665   $6,795,481   $6,991,214   $6,522,355  $5,480,888
Ratio of Expenses to Average Net Assets (B).......       0.42%(E)       0.43%        0.43%        0.43%        0.43%       0.45%
Ratio of Expenses to Average Net Assets (Fees
 (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor and
 Fees Paid Indirectly) (B)........................       0.62%(E)       0.63%        0.49%        0.43%        0.43%       0.45%
Ratio of Net Investment Income to Average Net
 Assets...........................................       2.83%(E)       3.51%        3.10%        4.29%        3.00%       3.54%
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          U.S. LARGE COMPANY PORTFOLIO
                                                   -------------------------------------------------------------------------
                                                    SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR
                                                       ENDED        ENDED       ENDED       ENDED       ENDED       ENDED
                                                     APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                       2017          2016        2015        2014        2013        2012
-----------------------------------------------------------------------------------------------------------------------------
                                                    (UNAUDITED)
Net Asset Value, Beginning of Period.............. $    16.67     $    16.42  $    15.94  $    13.87  $    11.15  $     9.90
                                                   ----------     ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................       0.18           0.35        0.33        0.29        0.27        0.22
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       2.02           0.38        0.47        2.07        2.71        1.25
                                                   ----------     ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations...............       2.20           0.73        0.80        2.36        2.98        1.47
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................      (0.21)         (0.34)      (0.32)      (0.29)      (0.26)      (0.22)
 Net Realized Gains...............................      (0.10)         (0.14)         --          --          --          --
                                                   ----------     ----------  ----------  ----------  ----------  ----------
   Total Distributions............................      (0.31)         (0.48)      (0.32)      (0.29)      (0.26)      (0.22)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $    18.56     $    16.67  $    16.42  $    15.94  $    13.87  $    11.15
=================================================  ===========    ==========  ==========  ==========  ==========  ==========
Total Return......................................      13.28%(D)       4.54%       5.09%      17.17%      27.10%      15.02%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $7,426,444     $6,365,936  $5,810,743  $5,668,374  $4,917,336  $4,037,336
Ratio of Expenses to Average Net Assets...........       0.08%(E)       0.08%       0.08%       0.08%       0.09%       0.10%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor).........................................       0.08%(E)       0.08%       0.09%       0.08%       0.10%       0.10%
Ratio of Net Investment Income to Average Net
 Assets...........................................       2.05%(E)       2.17%       2.05%       1.95%       2.13%       2.10%
Portfolio Turnover Rate...........................          3%(D)          9%          2%          3%          3%          4%
-----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fourteen portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2017, the Feeder Fund owned 77% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. This valuation is classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2017, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2017, the U.S. Large Company Portfolio's and the Feeder Fund's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.06% and 0.40%, respectively, of average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the U.S. Large Company Portfolio, and a portion of the Fee Waiver Agreement for the Feeder Fund, will remain in effect through February 28, 2018, and may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Feeder Fund. For the six months ended April 30, 2017, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor and the net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2017, are also reflected below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                         NET WAIVED
                                                                      PREVIOUSLY       FEES/EXPENSES
                                                      RECOVERY       WAIVED FEES/    ASSUMED (RECOVERED
                                        EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED  PREVIOUSLY WAIVED
                                       LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE   FEES/EXPENSES
INSTITUTIONAL CLASS SHARES               AMOUNT   EXPENSES ASSUMED     RECOVERY           ASSUMED)
--------------------------             ---------- ---------------- ----------------- ------------------
DFA International Value Portfolio (1).    0.40%           --               --              $7,842
U.S. Large Company Portfolio (2)......    0.08%         $117             $744                 (78)
CLASS R2 SHARES
---------------
DFA International Value Portfolio (1).    0.79%           --               --                   4

   (1) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to 0.40% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the time period prior to July 21, 2015) to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the "Annualized Expense Ratio"). At any time that the annualized expenses of Class R2 shares of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery does not cause the annualized expense ratio of Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio identified above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

   (2) Effective August 1, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) ("Portfolio Expenses") of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio's average net assets (the "Annualized Expense Ratio"). At any time that the annualized Portfolio Expenses of the

Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Annualized Expense Ratio identified above.

   Prior to August 1, 2013, the Advisor contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the Portfolio Expenses of the Portfolio so that such Portfolio Expenses did not exceed 0.10% of the Portfolio's average net assets on an annualized basis.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2017, the total related amounts paid by the Fund to the CCO were $15 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2017, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    DFA International Value Portfolio. $259
                    U.S. Large Company Portfolio......  307

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2017, U.S. Large Company Portfolio's transactions related to investment securities, other than short-term securities and U.S. government securities (amounts in thousands), were as follows:

                                              PURCHASES  SALES
                -                             --------- --------
                U.S. Large Company Portfolio. $446,655  $185,057

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                      INCREASE       INCREASE
                                                     (DECREASE)     (DECREASE)
                                      INCREASE     UNDISTRIBUTED   ACCUMULATED
                                     (DECREASE)    NET INVESTMENT  NET REALIZED
                                   PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                   --------------- -------------- --------------
DFA International Value Portfolio.    $(303,109)       $7,584        $295,525
U.S. Large Company Portfolio......        5,155         2,682          (7,837)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2015 and October 31, 2016 were as follows (amounts in thousands):

                        NET INVESTMENT
                          INCOME AND
                          SHORT-TERM     LONG-TERM
                        CAPITAL GAINS  CAPITAL GAINS  TOTAL
                        -------------- ------------- --------
                  DFA International Value Portfolio
                  2015.    $211,038            --    $211,038
                  2016.     224,802            --     224,802
                  U.S. Large Company Portfolio
                  2015.     110,940            --     110,940
                  2016.     125,202       $47,852     173,054

   At October 31, 2016, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                    NET INVESTMENT
                                      INCOME AND
                                      SHORT-TERM     LONG-TERM
                                    CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                    -------------- ------------- -------
      U.S. Large Company Portfolio.    $(3,737)       $(1,254)   $(4,991)

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   UNDISTRIBUTED                                               TOTAL NET
                                   NET INVESTMENT                                            DISTRIBUTABLE
                                     INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                     SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                   CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                   -------------- ------------- ------------- -------------- -------------
DFA International Value Portfolio.    $48,835             --      $(176,437)    $  (68,856)   $ (196,458)
U.S. Large Company Portfolio......     20,036        $38,777             --      2,855,003     2,913,816

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                UNLIMITED  TOTAL
                                                --------- --------
             DFA International Value Portfolio. $176,437  $176,437
             U.S. Large Company Portfolio......       --        --

   At April 30, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                             NET
                                                                          UNREALIZED
                                    FEDERAL    UNREALIZED   UNREALIZED   APPRECIATION
                                    TAX COST  APPRECIATION DEPRECIATION (DEPRECIATION)
                                   ---------- ------------ ------------ --------------
DFA International Value Portfolio. $7,894,749  $  722,984    $     --     $  722,984
U.S. Large Company Portfolio......  4,042,583   3,699,971     (58,873)     3,641,098

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                         SIX MONTHS ENDED         YEAR ENDED
                                                          APRIL 30, 2017        OCT. 31, 2016
                                                       -------------------  ---------------------
                                                           (UNAUDITED)
                                                         AMOUNT     SHARES     AMOUNT     SHARES
                                                       ----------  -------  -----------  --------
DFA INTERNATIONAL VALUE PORTFOLIO
Class R2 Shares
 Shares Issued........................................ $    2,023      118  $     2,205       144
 Shares Issued in Lieu of Cash Distributions..........         44        3          336        22
 Shares Redeemed......................................     (1,001)     (58)      (8,814)     (578)
                                                       ----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $    1,066       63  $    (6,273)     (412)
                                                       ==========  =======  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $1,129,943   66,488  $ 2,440,510   157,859
 Shares Issued in Lieu of Cash Distributions..........     94,100    5,516      217,841    14,305
 Shares Redeemed......................................   (657,184) (38,247)  (2,010,235) (127,726)
                                                       ----------  -------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $  566,859   33,757  $   648,116    44,438
                                                       ==========  =======  ===========  ========

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolio's investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   1. FUTURES CONTRACTS: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2017, the U.S. Large Company Portfolio had the following outstanding futures contracts (dollar amounts in thousands):

                                           EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                         DESCRIPTION          DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                    -------------------    ---------- ---------- -------- ----------- ----------
U.S. Large Company
  Portfolio........ S&P 500 Emini Index(R)  06/16/17     333     $39,635     $418       $1,460
                                                                 -------     ----       ------
                                                                 $39,635     $418       $1,460
                                                                 =======     ====       ======

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2017 (amounts in thousands):

                                                   FUTURES
                                                   -------
                     U.S. Large Company Portfolio. $27,049

   The following is a summary of the location of derivatives on the U.S. Large Company Portfolio's Statements of Assets and Liabilities as of April 30, 2017:

                                            LOCATION ON THE
                                        STATEMENTS OF ASSETS AND
                                              LIABILITIES
                                        ------------------------
              DERIVATIVE TYPE            LIABILITY DERIVATIVES
              ---------------           ------------------------
              Equity contracts          Payables: Futures Margin
                                          Variation

   The following is a summary of the U.S. Large Company Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2017 (amounts in thousands):

                                           ASSET DERIVATIVES VALUE
                                          -------------------------
                                           TOTAL VALUE
                                                AT         EQUITY
                                          APRIL 30, 2017 CONTRACTS*
                                          -------------- ----------
            U.S. Large Company Portfolio.      $418         $418

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on the Portfolios' Statements of Operations for the Portfolios' derivative instrument holdings for the six months ended April 30, 2017:

 DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
 ---------------   -----------------------------------------------------------
 Equity contracts     Net Realized Gain (Loss) on: Futures
                      Change in Unrealized Appreciation (Depreciation) of:
                        Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' direct investment in derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2017 (amounts in thousands):

                                                  REALIZED GAIN (LOSS) ON
                                                    DERIVATIVES
                                                  -----------------------
                                                                     EQUITY
                                                  TOTAL             CONTRACTS
                                                    ------          ---------
              DFA International Value Portfolio*. $6,084             $6,084
              U.S. Large Company Portfolio.......  2,617              2,617

                                                  CHANGE IN UNREALIZED
                                                  APPRECIATION (DEPRECIATION) ON
                                                    DERIVATIVES
                                                  -----------------------
                                                                     EQUITY
                                                  TOTAL             CONTRACTS
                                                    ------          ---------
              DFA International Value Portfolio*. $2,541             $2,541
              U.S. Large Company Portfolio.......    516                516

* As of April 30, 2017, there were no futures contracts outstanding. During the six months ended April 30, 2017, the Portfolios had limited activity in futures contracts.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   For the six months ended April 30, 2017, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                 AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                              INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                              ------------- ------------ ------------ -------- ---------------
U.S. Large Company Portfolio.     1.59%       $12,591         19        $10        $46,041

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2017, that the Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of April 30, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the U.S. Large Company Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The U.S. Large Company Portfolio did not utilize the interfund lending program during the six months ended April 30, 2017.

J. SECURITIES LENDING:

   As of April 30, 2017, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The non-cash collateral includes short and/or long term U.S. Treasuries and U.S. Government Agency Securities with a market value of $244,981 (amount in thousands). The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2017:

                       REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                     AS OF APRIL 30, 2017
                   ---------------------------------------------------------
                   OVERNIGHT AND            BETWEEN
                    CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                   ------------- -------- ------------ -------- ------------
   SECURITIES LENDING TRANSACTIONS
   U.S. LARGE COMPANY PORTFOLIO
    Common Stocks. $263,734,682     --         --         --    $263,734,682

K. SHAREHOLDER SERVICING FEES:

   The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio's Class R2 Shares.

L. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. OTHER:

   At April 30, 2017, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                            APPROXIMATE
                                                                             PERCENTAGE
                                                               NUMBER OF   OF OUTSTANDING
                                                              SHAREHOLDERS     SHARES
                                                              ------------ --------------
DFA International Value Portfolio-Class R2 Shares............      5             99%
DFA International Value Portfolio-Institutional Class Shares.      4             74%
U.S. Large Company Portfolio.................................      4             74%

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following funds paid distributions to shareholders of record a portion of which is estimated to be in excess of a fund's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a fund will not be available until the end of a fund's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                      ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
                                   --------------------------------------------------
                                   NET INCOME FOR THE
                                       CURRENT OR        ACCUMULATED
                                    PRECEDING FISCAL  UNDISTRIBUTED NET
                                       YEAR, AND       PROFITS FROM THE     PAID-IN
                                      ACCUMULATED     SALE OF SECURITIES  SURPLUS OR
                                   UNDISTRIBUTED NET       OR OTHER      OTHER CAPITAL
PORTFOLIO NAME                           INCOME           PROPERTIES        SOURCE
--------------                     ------------------ ------------------ -------------
DFA International Value Portfolio
   December 15, 2016..............         85%                0%              15%
U.S. Large Company Portfolio
   December 14, 2016..............         90%                0%              10%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                 SIX MONTHS ENDED APRIL 30, 2017
  EXPENSE TABLES
                                      BEGINNING  ENDING                EXPENSES
                                       ACCOUNT  ACCOUNT    ANNUALIZED    PAID
                                        VALUE    VALUE      EXPENSE     DURING
                                      11/01/16  04/30/17     RATIO*    PERIOD*
                                      --------- ---------  ----------  --------
  THE U.S. LARGE CAP VALUE SERIES
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,152.90     0.11%     $0.59
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.25     0.11%     $0.55

  THE DFA INTERNATIONAL VALUE SERIES
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,115.30     0.22%     $1.15
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.70     0.22%     $1.10

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         11/01/16  04/30/17    RATIO*   PERIOD*
                                         --------- --------- ---------- --------
THE JAPANESE SMALL COMPANY SERIES
---------------------------------
Actual Fund Return...................... $1,000.00 $1,071.10    0.13%    $0.67
Hypothetical 5% Annual Return........... $1,000.00 $1,024.15    0.13%    $0.65

THE ASIA PACIFIC SMALL COMPANY SERIES
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,050.60    0.13%    $0.66
Hypothetical 5% Annual Return........... $1,000.00 $1,024.15    0.13%    $0.65

THE UNITED KINGDOM SMALL COMPANY SERIES
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,207.20    0.12%    $0.66
Hypothetical 5% Annual Return........... $1,000.00 $1,024.20    0.12%    $0.60

THE CONTINENTAL SMALL COMPANY SERIES
------------------------------------
Actual Fund Return...................... $1,000.00 $1,183.80    0.12%    $0.65
Hypothetical 5% Annual Return........... $1,000.00 $1,024.20    0.12%    $0.60

THE CANADIAN SMALL COMPANY SERIES
---------------------------------
Actual Fund Return...................... $1,000.00 $1,050.00    0.11%    $0.56
Hypothetical 5% Annual Return........... $1,000.00 $1,024.25    0.11%    $0.55

THE EMERGING MARKETS SERIES
---------------------------
Actual Fund Return...................... $1,000.00 $1,093.90    0.15%    $0.78
Hypothetical 5% Annual Return........... $1,000.00 $1,024.05    0.15%    $0.75

THE EMERGING MARKETS SMALL CAP SERIES
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,100.60    0.26%    $1.35
Hypothetical 5% Annual Return........... $1,000.00 $1,023.51    0.26%    $1.30

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 30, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

          THE U.S. LARGE CAP VALUE SERIES
Consumer Discretionary.......................  13.5%
Consumer Staples.............................   7.0%
Energy.......................................  11.6%
Financials...................................  23.0%
Health Care..................................  12.3%
Industrials..................................   9.4%
Information Technology.......................  14.6%
Materials....................................   3.7%
Telecommunication Services...................   4.7%
Utilities....................................   0.2%
                                              -----
                                              100.0%

        THE DFA INTERNATIONAL VALUE SERIES
Consumer Discretionary.......................  13.2%
Consumer Staples.............................   2.4%
Energy.......................................  14.6%
Financials...................................  32.7%
Health Care..................................   1.9%
Industrials..................................   9.7%
Information Technology.......................   3.2%
Materials....................................  14.7%
Real Estate..................................   2.3%
Telecommunication Services...................   3.8%
Utilities....................................   1.5%
                                              -----
                                              100.0%

         THE JAPANESE SMALL COMPANY SERIES
Consumer Discretionary.......................  19.1%
Consumer Staples.............................   8.2%
Energy.......................................   1.0%
Financials...................................   8.8%
Health Care..................................   5.1%
Industrials..................................  28.6%
Information Technology.......................  14.0%
Materials....................................  12.0%
Real Estate..................................   2.1%
Telecommunication Services...................   0.1%
Utilities....................................   1.0%
                                              -----
                                              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


       THE ASIA PACIFIC SMALL COMPANY SERIES
Consumer Discretionary.......................  24.9%
Consumer Staples.............................   6.0%
Energy.......................................   2.9%
Financials...................................  10.9%
Health Care..................................   5.6%
Industrials..................................  16.6%
Information Technology.......................   6.7%
Materials....................................  13.5%
Real Estate..................................   7.0%
Telecommunication Services...................   2.7%
Utilities....................................   3.2%
                                              -----
                                              100.0%

      THE UNITED KINGDOM SMALL COMPANY SERIES
Consumer Discretionary.......................  20.4%
Consumer Staples.............................   5.4%
Energy.......................................   4.8%
Financials...................................  14.3%
Health Care..................................   3.6%
Industrials..................................  29.1%
Information Technology.......................   9.3%
Materials....................................   7.6%
Real Estate..................................   2.6%
Telecommunication Services...................   1.1%
Utilities....................................   1.8%
                                              -----
                                              100.0%

       THE CONTINENTAL SMALL COMPANY SERIES
Consumer Discretionary.......................  13.3%
Consumer Staples.............................   5.7%
Energy.......................................   2.8%
Financials...................................  11.6%
Health Care..................................   8.8%
Industrials..................................  26.4%
Information Technology.......................  10.6%
Materials....................................  10.2%
Real Estate..................................   5.3%
Telecommunication Services...................   2.7%
Utilities....................................   2.6%
                                              -----
                                              100.0%

         THE CANADIAN SMALL COMPANY SERIES
Consumer Discretionary.......................   9.9%
Consumer Staples.............................   5.0%
Energy.......................................  21.2%
Financials...................................   6.0%
Health Care..................................   2.0%
Industrials..................................  12.3%
Information Technology.......................   5.3%
Materials....................................  29.3%
Real Estate..................................   2.6%
Utilities....................................   6.4%
                                              -----
                                              100.0%

            THE EMERGING MARKETS SERIES
Consumer Discretionary.......................  10.1%
Consumer Staples.............................   8.2%
Energy.......................................   6.8%
Financials...................................  23.5%
Health Care..................................   2.5%
Industrials..................................   7.2%
Information Technology.......................  22.7%
Materials....................................   9.1%
Real Estate..................................   1.8%
Telecommunication Services...................   5.2%
Utilities....................................   2.9%
                                              -----
                                              100.0%

       THE EMERGING MARKETS SMALL CAP SERIES
Consumer Discretionary.......................  17.1%
Consumer Staples.............................   7.5%
Energy.......................................   1.6%
Financials...................................   8.8%
Health Care..................................   6.5%
Industrials..................................  14.6%
Information Technology.......................  16.9%
Materials....................................  12.8%
Real Estate..................................   7.8%
Telecommunication Services...................   1.1%
Utilities....................................   5.3%
                                              -----
                                              100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                               PERCENTAGE
                                                     SHARES       VALUE+     OF NET ASSETS**
                                                     ------       ------     ---------------
COMMON STOCKS -- (95.3%)
Consumer Discretionary -- (12.9%)
*   Charter Communications, Inc. Class A..........    956,927 $  330,292,923            1.3%
    Comcast Corp. Class A......................... 21,211,780    831,289,658            3.4%
    Ford Motor Co................................. 15,336,087    175,904,918            0.7%
    General Motors Co.............................  5,741,467    198,884,417            0.8%
    Royal Caribbean Cruises, Ltd..................  1,461,968    155,845,789            0.6%
    Time Warner, Inc..............................  3,804,556    377,678,274            1.5%
    Other Securities..............................             1,237,062,804            5.1%
                                                              --------------           -----
Total Consumer Discretionary......................             3,306,958,783           13.4%
                                                              --------------           -----
Consumer Staples -- (6.7%)
    CVS Health Corp...............................  3,989,908    328,928,016            1.3%
    Mondelez International, Inc. Class A..........  3,943,573    177,579,092            0.7%
    Wal-Mart Stores, Inc..........................  5,609,449    421,718,376            1.7%
    Other Securities..............................               796,139,783            3.3%
                                                              --------------           -----
Total Consumer Staples............................             1,724,365,267            7.0%
                                                              --------------           -----
Energy -- (11.0%)
    Chevron Corp..................................  3,705,888    395,418,250            1.6%
    ConocoPhillips................................  3,218,408    154,193,927            0.6%
    Exxon Mobil Corp.............................. 11,307,726    923,275,828            3.7%
    Valero Energy Corp............................  2,810,052    181,557,460            0.7%
    Other Securities..............................             1,183,622,848            4.9%
                                                              --------------           -----
Total Energy......................................             2,838,068,313           11.5%
                                                              --------------           -----
Financials -- (21.9%)
    American International Group, Inc.............  2,742,987    167,075,338            0.7%
    Bank of America Corp.......................... 21,700,899    506,498,983            2.1%
    Bank of New York Mellon Corp. (The)...........  4,371,565    205,725,849            0.8%
    Capital One Financial Corp....................  2,042,506    164,176,632            0.7%
    Citigroup, Inc................................  8,942,092    528,656,479            2.1%
    Fifth Third Bancorp...........................  5,417,348    132,345,812            0.5%
    Goldman Sachs Group, Inc. (The)...............  1,040,153    232,786,241            0.9%
    Hartford Financial Services Group, Inc. (The).  2,880,302    139,291,405            0.6%
    JPMorgan Chase & Co........................... 11,460,834    997,092,558            4.0%
    Morgan Stanley................................  3,862,094    167,499,017            0.7%
    PNC Financial Services Group, Inc. (The)......  1,341,871    160,689,052            0.7%
    Travelers Cos., Inc. (The)....................  1,129,653    137,433,584            0.6%
    Wells Fargo & Co..............................  4,436,796    238,877,097            1.0%
    Other Securities..............................             1,852,943,282            7.4%
                                                              --------------           -----
Total Financials..................................             5,631,091,329           22.8%
                                                              --------------           -----
Health Care -- (11.7%)
    Abbott Laboratories...........................  4,117,151    179,672,470            0.7%
    Aetna, Inc....................................  1,805,018    243,803,781            1.0%
    Anthem, Inc...................................  1,447,321    257,463,933            1.0%
    Danaher Corp..................................  2,154,324    179,519,819            0.7%
*   Express Scripts Holding Co....................  2,740,464    168,100,062            0.7%
    Humana, Inc...................................    708,361    157,241,975            0.6%
    Medtronic P.L.C...............................  4,179,517    347,276,068            1.4%
    Pfizer, Inc................................... 16,341,666    554,309,311            2.3%
    Thermo Fisher Scientific, Inc.................  1,050,474    173,674,866            0.7%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE+      OF NET ASSETS**
                                                                       ------        ------      ---------------
Health Care -- (Continued)
      Other Securities..............................................             $   742,504,228            3.0%
                                                                                 ---------------          ------
Total Health Care...................................................               3,003,566,513           12.1%
                                                                                 ---------------          ------
Industrials -- (9.0%)
      CSX Corp......................................................   5,240,612     266,432,714            1.1%
      Delta Air Lines, Inc..........................................   2,872,498     130,526,309            0.5%
      Norfolk Southern Corp.........................................   1,571,094     184,587,834            0.7%
      Republic Services, Inc........................................   2,082,943     131,204,580            0.5%
      Stanley Black & Decker, Inc...................................   1,101,159     149,922,798            0.6%
      Other Securities..............................................               1,446,022,833            5.9%
                                                                                 ---------------          ------
Total Industrials...................................................               2,308,697,068            9.3%
                                                                                 ---------------          ------
Information Technology -- (13.9%)
      Cisco Systems, Inc............................................  19,508,609     664,658,309            2.7%
      Hewlett Packard Enterprise Co.................................   9,176,127     170,951,246            0.7%
      HP, Inc.......................................................   9,619,949     181,047,440            0.7%
      Intel Corp....................................................  22,961,820     830,069,793            3.4%
#     Lam Research Corp.............................................   1,022,498     148,108,835            0.6%
*     Micron Technology, Inc........................................   5,266,057     145,711,797            0.6%
      NVIDIA Corp...................................................   1,824,559     190,301,504            0.8%
      QUALCOMM, Inc.................................................   2,686,624     144,379,174            0.6%
      Other Securities..............................................               1,092,435,693            4.3%
                                                                                 ---------------          ------
Total Information Technology........................................               3,567,663,791           14.4%
                                                                                 ---------------          ------
Materials -- (3.5%)
      Nucor Corp....................................................   2,299,243     141,012,573            0.6%
      Other Securities..............................................                 757,131,978            3.0%
                                                                                 ---------------          ------
Total Materials.....................................................                 898,144,551            3.6%
                                                                                 ---------------          ------
Real Estate -- (0.0%)
      Other Securities..............................................                   8,492,863            0.0%
                                                                                 ---------------          ------
Telecommunication Services -- (4.5%)
      AT&T, Inc.....................................................  23,201,858     919,489,632            3.7%
      Other Securities..............................................                 231,418,744            1.0%
                                                                                 ---------------          ------
Total Telecommunication Services....................................               1,150,908,376            4.7%
                                                                                 ---------------          ------
Utilities -- (0.2%)
      Other Securities..............................................                  42,210,023            0.2%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              24,480,166,877           99.0%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                     208,566            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              24,480,375,443
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (1.1%)
      State Street Institutional U.S. Government Money Market Fund,
       0.680%....................................................... 288,414,347     288,414,347            1.2%
                                                                                 ---------------          ------
SECURITIES LENDING COLLATERAL -- (3.6%)
(S)@  DFA Short Term Investment Fund................................  79,584,549     921,031,983            3.7%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $17,961,870,109)..........................................               $25,689,821,773          103.9%
                                                                                 ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                               --------------- ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 3,306,958,783           --   --    $ 3,306,958,783
  Consumer Staples............   1,724,365,267           --   --      1,724,365,267
  Energy......................   2,838,068,313           --   --      2,838,068,313
  Financials..................   5,631,091,329           --   --      5,631,091,329
  Health Care.................   3,003,566,513           --   --      3,003,566,513
  Industrials.................   2,308,697,068           --   --      2,308,697,068
  Information Technology......   3,567,663,791           --   --      3,567,663,791
  Materials...................     898,144,551           --   --        898,144,551
  Real Estate.................       8,492,863           --   --          8,492,863
  Telecommunication Services..   1,150,908,376           --   --      1,150,908,376
  Utilities...................      42,210,023           --   --         42,210,023
Rights/Warrants...............              -- $    208,566   --            208,566
Temporary Cash Investments....     288,414,347           --   --        288,414,347
Securities Lending Collateral.              --  921,031,983   --        921,031,983
Futures Contracts**...........       1,385,776           --   --          1,385,776
                               --------------- ------------   --    ---------------
TOTAL......................... $24,769,967,000 $921,240,549   --    $25,691,207,549
                               =============== ============   ==    ===============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                            PERCENTAGE
                                                  SHARES      VALUE++     OF NET ASSETS**
                                                  ------      -------     ---------------
COMMON STOCKS -- (91.2%)
AUSTRALIA -- (6.0%)
    Australia & New Zealand Banking Group, Ltd.. 5,694,220 $  139,388,687            1.3%
    BHP Billiton, Ltd........................... 6,202,634    110,431,283            1.0%
#   BHP Billiton, Ltd. Sponsored ADR............ 1,703,682     60,651,079            0.5%
    Woodside Petroleum, Ltd..................... 2,846,042     68,508,412            0.6%
    Other Securities............................              333,550,416            3.0%
                                                           --------------           -----
TOTAL AUSTRALIA.................................              712,529,877            6.4%
                                                           --------------           -----

AUSTRIA -- (0.1%)
    Other Securities............................               11,349,837            0.1%
                                                           --------------           -----

BELGIUM -- (1.0%)
    Other Securities............................              116,069,925            1.0%
                                                           --------------           -----

CANADA -- (7.2%)
    Bank of Montreal............................ 1,609,124    114,006,435            1.0%
    Manulife Financial Corp..................... 3,005,038     52,701,813            0.5%
    Suncor Energy, Inc.......................... 3,911,426    122,582,195            1.1%
    Other Securities............................              575,405,187            5.1%
                                                           --------------           -----
TOTAL CANADA....................................              864,695,630            7.7%
                                                           --------------           -----

DENMARK -- (1.7%)
    Vestas Wind Systems A.S.....................   636,500     54,768,619            0.5%
    Other Securities............................              151,735,285            1.3%
                                                           --------------           -----
TOTAL DENMARK...................................              206,503,904            1.8%
                                                           --------------           -----

FINLAND -- (0.8%)
    Other Securities............................              101,406,100            0.9%
                                                           --------------           -----

FRANCE -- (9.4%)
#   AXA SA...................................... 2,945,233     78,579,188            0.7%
#   BNP Paribas SA.............................. 1,948,140    137,494,233            1.2%
    Cie de Saint-Gobain......................... 1,715,632     92,570,057            0.8%
#   Engie SA.................................... 4,083,126     57,572,240            0.5%
    Orange SA................................... 5,375,197     83,193,733            0.7%
    Renault SA..................................   797,219     74,341,567            0.7%
    Societe Generale SA......................... 1,935,625    106,135,467            0.9%
    Total SA.................................... 5,191,725    266,507,837            2.4%
    Other Securities............................              227,414,521            2.1%
                                                           --------------           -----
TOTAL FRANCE....................................            1,123,808,843           10.0%
                                                           --------------           -----

GERMANY -- (7.1%)
    Allianz SE..................................   730,758    139,119,953            1.2%
    Allianz SE Sponsored ADR.................... 2,811,910     53,451,597            0.5%
    Bayerische Motoren Werke AG................. 1,004,588     95,980,102            0.9%
    Daimler AG.................................. 2,793,294    208,140,301            1.9%
    Other Securities............................              349,162,383            3.0%
                                                           --------------           -----
TOTAL GERMANY...................................              845,854,336            7.5%
                                                           --------------           -----

HONG KONG -- (2.5%)
    CK Hutchison Holdings, Ltd.................. 6,496,484     81,123,446            0.7%
    Other Securities............................              222,111,215            2.0%
                                                           --------------           -----
TOTAL HONG KONG.................................              303,234,661            2.7%
                                                           --------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                       PERCENTAGE
                                             SHARES      VALUE++     OF NET ASSETS**
                                             ------      -------     ---------------
IRELAND -- (0.2%)
    Other Securities......................            $   29,131,060            0.3%
                                                      --------------           -----

ISRAEL -- (0.4%)
    Other Securities......................                43,478,987            0.4%
                                                      --------------           -----

ITALY -- (1.5%)
*   UniCredit SpA.........................  4,382,253     71,353,969            0.6%
    Other Securities......................               105,827,466            1.0%
                                                      --------------           -----
TOTAL ITALY...............................               177,181,435            1.6%
                                                      --------------           -----

JAPAN -- (20.3%)
    Hitachi, Ltd.......................... 12,504,000     69,076,694            0.6%
    Honda Motor Co., Ltd..................  4,256,100    123,876,586            1.1%
    Mitsubishi UFJ Financial Group, Inc... 17,854,906    113,139,273            1.0%
    Mizuho Financial Group, Inc........... 49,478,100     90,442,450            0.8%
    Nissan Motor Co., Ltd.................  6,443,700     61,379,912            0.6%
    Sumitomo Mitsui Financial Group, Inc..  2,854,200    105,978,196            1.0%
    Other Securities......................             1,869,223,662           16.6%
                                                      --------------           -----
TOTAL JAPAN...............................             2,433,116,773           21.7%
                                                      --------------           -----

NETHERLANDS -- (2.9%)
    ING Groep NV..........................  6,261,830    102,064,860            0.9%
    Other Securities......................               245,236,517            2.2%
                                                      --------------           -----
TOTAL NETHERLANDS.........................               347,301,377            3.1%
                                                      --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities......................                14,021,311            0.1%
                                                      --------------           -----

NORWAY -- (0.6%)
    Other Securities......................                77,013,604            0.7%
                                                      --------------           -----

PORTUGAL -- (0.0%)
    Other Securities......................                 4,123,963            0.0%
                                                      --------------           -----

SINGAPORE -- (1.0%)
    Other Securities......................               116,434,877            1.0%
                                                      --------------           -----

SPAIN -- (3.1%)
#   Banco Santander SA.................... 39,540,115    257,679,834            2.3%
    Other Securities......................               108,668,964            1.0%
                                                      --------------           -----
TOTAL SPAIN...............................               366,348,798            3.3%
                                                      --------------           -----

SWEDEN -- (2.2%)
    Nordea Bank AB........................  5,922,770     72,843,038            0.7%
    Other Securities......................               191,028,990            1.7%
                                                      --------------           -----
TOTAL SWEDEN..............................               263,872,028            2.4%
                                                      --------------           -----

SWITZERLAND -- (7.4%)
    Cie Financiere Richemont SA...........  1,058,106     88,413,728            0.8%
    Novartis AG...........................  1,799,547    138,538,243            1.2%
#   Swatch Group AG (The).................    139,269     55,717,144            0.5%
    Swiss Re AG...........................  1,028,159     89,428,549            0.8%
*   UBS Group AG..........................  3,507,610     59,877,836            0.5%
    Zurich Insurance Group AG.............    375,926    104,033,104            0.9%
    Other Securities......................               345,494,406            3.2%
                                                      --------------           -----
TOTAL SWITZERLAND.........................               881,503,010            7.9%
                                                      --------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                         SHARES       VALUE++     OF NET ASSETS**
                                                         ------       -------     ---------------
UNITED KINGDOM -- (15.7%)
*     Anglo American P.L.C............................  3,819,283 $    54,682,386            0.5%
#     Barclays P.L.C. Sponsored ADR...................  4,808,211      51,976,761            0.5%
      BP P.L.C. Sponsored ADR.........................  9,857,735     338,317,465            3.0%
*     Glencore P.L.C.................................. 33,377,354     131,177,614            1.2%
      HSBC Holdings P.L.C............................. 21,450,751     176,889,695            1.6%
      HSBC Holdings P.L.C. Sponsored ADR..............  2,999,605     123,493,738            1.1%
      Lloyds Banking Group P.L.C...................... 95,091,730      85,442,299            0.8%
      Royal Dutch Shell P.L.C. Class A................  2,296,200      59,628,687            0.5%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.  3,383,207     176,569,554            1.6%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B.  3,846,085     208,150,120            1.9%
      Vodafone Group P.L.C............................ 58,351,986     150,293,687            1.3%
#     Vodafone Group P.L.C. Sponsored ADR.............  4,011,201     105,053,361            0.9%
      Other Securities................................                216,955,016            1.9%
                                                                  ---------------          ------
TOTAL UNITED KINGDOM..................................              1,878,630,383           16.8%
                                                                  ---------------          ------
TOTAL COMMON STOCKS...................................             10,917,610,719           97.4%
                                                                  ---------------          ------

PREFERRED STOCKS -- (0.9%)
GERMANY -- (0.9%)
      Volkswagen AG...................................    552,438      87,697,713            0.8%
      Other Securities................................                 20,195,820            0.2%
                                                                  ---------------          ------
TOTAL GERMANY.........................................                107,893,533            1.0%
                                                                  ---------------          ------
TOTAL PREFERRED STOCKS................................                107,893,533            1.0%
                                                                  ---------------          ------
TOTAL INVESTMENT SECURITIES...........................             11,025,504,252
                                                                  ---------------

                                                                      VALUE+
                                                                      ------
SECURITIES LENDING COLLATERAL -- (7.9%)
(S)@  DFA Short Term Investment Fund.................. 81,424,353     942,324,037            8.4%
                                                                  ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,991,608,709)............................              $11,967,828,289          106.8%
                                                                  ===============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                               -------------- -------------- ------- ---------------
Common Stocks
  Australia................... $   64,318,760 $  648,211,117   --    $   712,529,877
  Austria.....................             --     11,349,837   --         11,349,837
  Belgium.....................             --    116,069,925   --        116,069,925
  Canada......................    864,695,630             --   --        864,695,630
  Denmark.....................             --    206,503,904   --        206,503,904
  Finland.....................      2,929,942     98,476,158   --        101,406,100
  France......................        264,230  1,123,544,613   --      1,123,808,843
  Germany.....................     82,554,873    763,299,463   --        845,854,336
  Hong Kong...................             --    303,234,661   --        303,234,661
  Ireland.....................      7,217,111     21,913,949   --         29,131,060
  Israel......................             --     43,478,987   --         43,478,987
  Italy.......................     28,485,970    148,695,465   --        177,181,435
  Japan.......................     42,004,787  2,391,111,986   --      2,433,116,773
  Netherlands.................     42,895,709    304,405,668   --        347,301,377
  New Zealand.................             --     14,021,311   --         14,021,311
  Norway......................      4,056,980     72,956,624   --         77,013,604
  Portugal....................             --      4,123,963   --          4,123,963
  Singapore...................             --    116,434,877   --        116,434,877
  Spain.......................      5,114,699    361,234,099   --        366,348,798
  Sweden......................      5,138,678    258,733,350   --        263,872,028
  Switzerland.................     49,768,218    831,734,792   --        881,503,010
  United Kingdom..............  1,030,183,246    848,447,137   --      1,878,630,383
Preferred Stocks
  Germany.....................             --    107,893,533   --        107,893,533
Securities Lending Collateral.             --    942,324,037   --        942,324,037
Futures Contracts**...........      2,548,565             --   --          2,548,565
                               -------------- --------------   --    ---------------
TOTAL......................... $2,232,177,398 $9,738,199,456   --    $11,970,376,854
                               ============== ==============   ==    ===============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                          ------     -------    ---------------
 COMMON STOCKS -- (90.2%)
 Consumer Discretionary -- (17.3%)
     Aoyama Trading Co., Ltd............   304,000 $ 10,861,408            0.3%
     Toyo Tire & Rubber Co., Ltd........   623,700   10,970,652            0.3%
     Wacoal Holdings Corp...............   676,000    8,569,570            0.3%
     Other Securities...................            608,843,652           18.0%
                                                   ------------           -----
 Total Consumer Discretionary...........            639,245,282           18.9%
                                                   ------------           -----
 Consumer Staples -- (7.4%)
 #   Ain Holdings, Inc..................   124,600    8,631,761            0.3%
     Fuji Oil Holdings, Inc.............   362,600    8,507,936            0.3%
     Morinaga Milk Industry Co., Ltd.... 1,164,000    9,201,550            0.3%
     Takara Holdings, Inc...............   980,300   10,507,796            0.3%
     Other Securities...................            238,106,495            6.9%
                                                   ------------           -----
 Total Consumer Staples.................            274,955,538            8.1%
                                                   ------------           -----
 Energy -- (0.9%)
     Other Securities...................             34,558,720            1.0%
                                                   ------------           -----
 Financials -- (7.9%)
     Daishi Bank, Ltd. (The)............ 2,071,000    8,314,742            0.3%
     North Pacific Bank, Ltd............ 2,303,600    8,784,562            0.3%
     Other Securities...................            276,244,391            8.1%
                                                   ------------           -----
 Total Financials.......................            293,343,695            8.7%
                                                   ------------           -----
 Health Care -- (4.6%)
     Nipro Corp.........................   767,500   11,645,622            0.4%
     Rohto Pharmaceutical Co., Ltd......   546,700   10,206,903            0.3%
     Sawai Pharmaceutical Co., Ltd......   149,200    8,153,044            0.2%
 #*  Sosei Group Corp...................    98,000   10,078,919            0.3%
     Tsumura & Co.......................   359,800   11,660,144            0.4%
     Other Securities...................            118,772,098            3.5%
                                                   ------------           -----
 Total Health Care......................            170,516,730            5.1%
                                                   ------------           -----
 Industrials -- (25.8%)
     Aica Kogyo Co., Ltd................   314,300    8,958,192            0.3%
     Fujikura, Ltd...................... 1,935,000   14,547,297            0.4%
     Furukawa Electric Co., Ltd.........   355,200   14,379,113            0.4%
     Glory, Ltd.........................   268,900    9,029,242            0.3%
     GS Yuasa Corp...................... 2,130,000    9,868,679            0.3%
     Hanwa Co., Ltd..................... 1,221,000    8,657,367            0.3%
 #*  Kawasaki Kisen Kaisha, Ltd......... 3,035,000    7,980,002            0.2%
     Nishimatsu Construction Co., Ltd... 1,794,000    9,125,318            0.3%
     Nisshinbo Holdings, Inc............   870,500    8,898,378            0.3%
     OKUMA Corp.........................   849,000    8,905,039            0.3%
 #   OSG Corp...........................   452,700    9,326,305            0.3%
     Penta-Ocean Construction Co., Ltd.. 1,890,000    9,574,936            0.3%
     Sankyu, Inc........................ 1,540,000    9,780,372            0.3%
     Sanwa Holdings Corp................ 1,232,600   12,424,809            0.4%
     Ushio, Inc.........................   655,900    8,241,490            0.3%
     Other Securities...................            806,595,268           23.6%
                                                   ------------           -----
 Total Industrials......................            956,291,807           28.3%
                                                   ------------           -----
 Information Technology -- (12.6%)
     Amano Corp.........................   377,600    8,064,547            0.2%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                      PERCENTAGE
                                            SHARES      VALUE++     OF NET ASSETS**
                                            ------      -------     ---------------
Information Technology -- (Continued)
      Citizen Watch Co., Ltd.............  1,523,200 $   10,105,630            0.3%
      Horiba, Ltd........................    212,650     12,537,098            0.4%
      Ibiden Co., Ltd....................    620,978     10,930,807            0.3%
      Taiyo Yuden Co., Ltd...............    678,700      8,284,441            0.3%
      TIS, Inc...........................    505,101     12,731,466            0.4%
      Topcon Corp........................    595,400     10,519,627            0.3%
      Ulvac, Inc.........................    252,600     11,859,057            0.4%
      Other Securities...................               382,708,618           11.3%
                                                     --------------          ------
Total Information Technology.............               467,741,291           13.9%
                                                     --------------          ------
Materials -- (10.8%)
      ADEKA Corp.........................    544,000      8,029,869            0.2%
      Daido Steel Co., Ltd...............  1,685,000      9,382,340            0.3%
      Denka Co., Ltd.....................  1,949,000     10,041,869            0.3%
      Mitsui Mining & Smelting Co., Ltd..  3,627,000     12,238,033            0.4%
      Nippon Kayaku Co., Ltd.............    683,000      9,331,778            0.3%
      NOF Corp...........................    870,000      9,803,495            0.3%
*     Showa Denko K.K....................    730,399     13,950,565            0.4%
      Sumitomo Osaka Cement Co., Ltd.....  2,493,000     10,819,816            0.3%
*     Tokuyama Corp......................  2,159,000     10,628,809            0.3%
      Toyobo Co., Ltd....................  5,688,000     10,061,433            0.3%
      Ube Industries, Ltd................  3,982,000      9,257,192            0.3%
      Other Securities...................               288,527,560            8.5%
                                                     --------------          ------
Total Materials..........................               402,072,759           11.9%
                                                     --------------          ------
Real Estate -- (1.9%)
      Leopalace21 Corp...................  1,960,700     10,421,817            0.3%
      Other Securities...................                58,326,178            1.7%
                                                     --------------          ------
Total Real Estate........................                68,747,995            2.0%
                                                     --------------          ------
Telecommunication Services -- (0.1%)
      Other Securities...................                 3,291,143            0.1%
                                                     --------------          ------
Utilities -- (0.9%)
#     Hokkaido Electric Power Co., Inc...  1,189,200      8,632,838            0.3%
      Other Securities...................                23,601,374            0.7%
                                                     --------------          ------
Total Utilities..........................                32,234,212            1.0%
                                                     --------------          ------
TOTAL COMMON STOCKS......................             3,342,999,172           99.0%
                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............             3,342,999,172
                                                     --------------

                                                        VALUE+
                                                        ------
SECURITIES LENDING COLLATERAL -- (9.8%)
(S)@  DFA Short Term Investment Fund..... 31,241,094    361,553,180           10.7%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,127,028,918)................              $3,704,552,352          109.7%
                                                     ==============          ======

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                 LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                 ------- -------------- ------- --------------
  Common Stocks
    Consumer Discretionary......   --    $  639,245,282   --    $  639,245,282
    Consumer Staples............   --       274,955,538   --       274,955,538
    Energy......................   --        34,558,720   --        34,558,720
    Financials..................   --       293,343,695   --       293,343,695
    Health Care.................   --       170,516,730   --       170,516,730
    Industrials.................   --       956,291,807   --       956,291,807
    Information Technology......   --       467,741,291   --       467,741,291
    Materials...................   --       402,072,759   --       402,072,759
    Real Estate.................   --        68,747,995   --        68,747,995
    Telecommunication Services..   --         3,291,143   --         3,291,143
    Utilities...................   --        32,234,212   --        32,234,212
  Securities Lending Collateral.   --       361,553,180   --       361,553,180
                                   --    --------------   --    --------------
  TOTAL.........................   --    $3,704,552,352   --    $3,704,552,352
                                   ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                     PERCENTAGE
                                             SHARES     VALUE++    OF NET ASSETS**
                                             ------     -------    ---------------
COMMON STOCKS -- (87.6%)
AUSTRALIA -- (43.7%)
    Adelaide Brighton, Ltd................  3,668,074 $ 16,262,304            1.0%
    Ansell, Ltd...........................    659,275   11,735,730            0.7%
    carsales.com, Ltd.....................  1,702,940   14,935,754            0.9%
    Cleanaway Waste Management, Ltd....... 10,470,362    9,942,536            0.6%
    CSR, Ltd..............................  3,680,857   13,497,307            0.8%
    Downer EDI, Ltd.......................  4,075,221   17,907,909            1.1%
    DuluxGroup, Ltd.......................  3,101,823   15,705,453            1.0%
    Evolution Mining, Ltd.................  5,025,776    8,735,334            0.5%
    Fairfax Media, Ltd.................... 15,303,894   12,132,462            0.7%
    GrainCorp, Ltd. Class A...............  1,251,687    8,347,630            0.5%
#   GUD Holdings, Ltd.....................    893,134    8,313,592            0.5%
    Iluka Resources, Ltd..................  2,032,058   12,769,532            0.8%
    InvoCare, Ltd.........................    920,100   10,038,767            0.6%
#   IOOF Holdings, Ltd....................  2,068,330   13,633,856            0.8%
#   IRESS, Ltd............................  1,175,824   10,948,975            0.7%
#   JB Hi-Fi, Ltd.........................    962,791   17,788,459            1.1%
#   Magellan Financial Group, Ltd.........    493,135    8,692,337            0.5%
#*  Metcash, Ltd..........................  5,204,963    8,379,582            0.5%
    Mineral Resources, Ltd................  1,168,088    9,342,036            0.6%
    nib holdings, Ltd.....................  2,772,247   12,451,528            0.8%
    Northern Star Resources, Ltd..........  4,806,957   15,628,853            1.0%
    Nufarm, Ltd...........................  1,407,770   10,699,413            0.7%
    Orora, Ltd............................  4,298,532    9,691,935            0.6%
    OZ Minerals, Ltd......................  2,198,276   11,672,477            0.7%
#   Perpetual, Ltd........................    356,426   14,076,157            0.9%
    Primary Health Care, Ltd..............  3,326,526    8,434,735            0.5%
    Sims Metal Management, Ltd............  1,382,214   12,689,455            0.8%
    Spark Infrastructure Group............ 11,913,246   22,214,185            1.4%
#   Super Retail Group, Ltd...............  1,280,749    9,045,457            0.6%
    Tabcorp Holdings, Ltd.................  3,586,818   12,743,164            0.8%
#   Vocus Group, Ltd......................  4,330,071   10,915,915            0.7%
#*  Whitehaven Coal, Ltd..................  4,143,411    8,475,472            0.5%
    Other Securities......................             423,556,393           25.5%
                                                      ------------           -----
TOTAL AUSTRALIA...........................             811,404,694           49.4%
                                                      ------------           -----

CHINA -- (0.1%)
    Other Securities......................               1,873,398            0.1%
                                                      ------------           -----

HONG KONG -- (25.7%)
#   Dah Sing Financial Holdings, Ltd......  1,500,544   11,375,430            0.7%
#*  Esprit Holdings, Ltd.................. 14,828,050   11,504,335            0.7%
    Hopewell Holdings, Ltd................  3,345,000   12,783,103            0.8%
#   IGG, Inc..............................  7,821,000   11,867,174            0.7%
#   Luk Fook Holdings International, Ltd..  3,243,000   11,849,222            0.7%
    Man Wah Holdings, Ltd................. 13,578,800   11,244,359            0.7%
    Melco International Development, Ltd..  5,011,000   10,287,907            0.6%
    Television Broadcasts, Ltd............  2,183,300    8,392,612            0.5%
#   Vitasoy International Holdings, Ltd...  5,537,000   10,929,571            0.7%
    VTech Holdings, Ltd...................    854,500   10,821,392            0.7%
    Xinyi Glass Holdings, Ltd............. 17,658,000   15,647,317            1.0%
    Other Securities......................             350,471,207           21.3%
                                                      ------------           -----
TOTAL HONG KONG...........................             477,173,629           29.1%
                                                      ------------           -----

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                     PERCENTAGE
                                           SHARES      VALUE++     OF NET ASSETS**
                                           ------      -------     ---------------
NEW ZEALAND -- (6.8%)
#     Mainfreight, Ltd..................    539,049 $    8,177,745            0.5%
      Ryman Healthcare, Ltd.............  1,373,542      8,135,375            0.5%
      SKYCITY Entertainment Group, Ltd..  5,292,424     15,824,989            1.0%
      Other Securities..................                94,380,005            5.7%
                                                    --------------          ------
TOTAL NEW ZEALAND.......................               126,518,114            7.7%
                                                    --------------          ------

SINGAPORE -- (11.3%)
      SATS, Ltd.........................  2,695,900      9,830,591            0.6%
#     Singapore Post, Ltd............... 10,740,900     10,598,792            0.7%
#     UOL Group, Ltd....................  2,062,964     10,685,015            0.7%
      Venture Corp., Ltd................  1,994,100     17,403,323            1.1%
      Other Securities..................               161,396,114            9.7%
                                                    --------------          ------
TOTAL SINGAPORE.........................               209,913,835           12.8%
                                                    --------------          ------
TOTAL COMMON STOCKS.....................             1,626,883,670           99.1%
                                                    --------------          ------

RIGHTS/WARRANTS -- (0.0%)
TOTAL RIGHTS/WARRANTS...................                        --            0.0%
                                                    --------------          ------
TOTAL INVESTMENT SECURITIES.............             1,626,883,670
                                                    --------------

                                                       VALUE+
                                                       ------
SECURITIES LENDING COLLATERAL -- (12.4%)
(S)@  DFA Short Term Investment Fund.... 19,833,334    229,531,178           14.0%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,878,880,317)...............              $1,856,414,848          113.1%
                                                    ==============          ======

Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
  Australia...................         -- $  811,404,694   --    $  811,404,694
  China.......................         --      1,873,398   --         1,873,398
  Hong Kong................... $1,932,166    475,241,463   --       477,173,629
  New Zealand.................         --    126,518,114   --       126,518,114
  Singapore...................         --    209,913,835   --       209,913,835
Securities Lending Collateral.         --    229,531,178   --       229,531,178
                               ---------- --------------   --    --------------
TOTAL......................... $1,932,166 $1,854,482,682   --    $1,856,414,848
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                 PERCENTAGE
                                         SHARES     VALUE++    OF NET ASSETS**
                                         ------     -------    ---------------
 COMMON STOCKS -- (95.1%)
 Consumer Discretionary -- (19.4%)
     B&M European Value Retail SA...... 3,475,343 $ 15,166,218            0.7%
     Bellway P.L.C.....................   669,602   24,678,497            1.2%
     Greene King P.L.C................. 1,786,209   17,382,557            0.8%
     Inchcape P.L.C.................... 2,190,976   24,237,663            1.1%
     UBM P.L.C......................... 2,051,912   18,872,206            0.9%
     WH Smith P.L.C....................   680,498   15,585,586            0.7%
     William Hill P.L.C................ 4,310,927   16,379,107            0.8%
     Other Securities..................            294,060,731           13.9%
                                                  ------------           -----
 Total Consumer Discretionary..........            426,362,565           20.1%
                                                  ------------           -----
 Consumer Staples -- (5.1%)
     Booker Group P.L.C................ 8,370,700   21,029,486            1.0%
     Tate & Lyle P.L.C................. 2,479,497   24,315,771            1.2%
     Other Securities..................             67,584,685            3.1%
                                                  ------------           -----
 Total Consumer Staples................            112,929,942            5.3%
                                                  ------------           -----
 Energy -- (4.6%)
     Amec Foster Wheeler P.L.C......... 2,037,469   14,304,490            0.7%
     John Wood Group P.L.C............. 1,951,303   19,181,450            0.9%
 #*  Tullow Oil P.L.C.................. 5,009,214   13,590,053            0.6%
     Other Securities..................             53,616,510            2.6%
                                                  ------------           -----
 Total Energy..........................            100,692,503            4.8%
                                                  ------------           -----
 Financials -- (13.6%)
     Beazley P.L.C..................... 2,787,563   15,881,056            0.7%
     Close Brothers Group P.L.C........   794,193   17,400,275            0.8%
 #   Henderson Group P.L.C............. 5,628,395   16,835,060            0.8%
     Hiscox, Ltd....................... 1,520,623   22,299,635            1.1%
     Intermediate Capital Group P.L.C.. 1,383,225   14,000,597            0.7%
     Jupiter Fund Management P.L.C..... 2,227,194   13,699,960            0.6%
     Man Group P.L.C................... 9,049,878   18,010,333            0.8%
     Phoenix Group Holdings............ 1,737,356   16,615,887            0.8%
     Saga P.L.C........................ 5,099,450   13,842,156            0.7%
     TP ICAP P.L.C..................... 2,685,808   15,959,516            0.8%
     Other Securities..................            134,870,712            6.3%
                                                  ------------           -----
 Total Financials......................            299,415,187           14.1%
                                                  ------------           -----
 Health Care -- (3.5%)
 *   BTG P.L.C......................... 1,870,654   16,478,442            0.8%
     Indivior P.L.C.................... 3,801,468   16,500,258            0.8%
     Other Securities..................             43,418,915            2.0%
                                                  ------------           -----
 Total Health Care.....................             76,397,615            3.6%
                                                  ------------           -----
 Industrials -- (27.7%)
     Aggreko P.L.C..................... 1,332,278   15,313,810            0.7%
     BBA Aviation P.L.C................ 5,667,084   22,861,121            1.1%
 #   Cobham P.L.C...................... 8,760,026   15,030,676            0.7%
     G4S P.L.C......................... 4,049,674   15,990,244            0.8%
     Hays P.L.C........................ 6,845,876   15,191,629            0.7%
     Howden Joinery Group P.L.C........ 3,209,546   19,245,279            0.9%
     IMI P.L.C......................... 1,390,031   23,021,328            1.1%
     IWG P.L.C......................... 3,349,423   14,088,047            0.7%
     Meggitt P.L.C..................... 4,129,202   24,727,993            1.2%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                        PERCENTAGE
                                              SHARES      VALUE++     OF NET ASSETS**
                                              ------      -------     ---------------
Industrials -- (Continued)
      Melrose Industries P.L.C............. 10,887,020 $   33,327,310            1.6%
      Rentokil Initial P.L.C...............  8,861,710     28,570,895            1.3%
      Rotork P.L.C.........................  4,239,914     13,506,673            0.6%
      Spirax-Sarco Engineering P.L.C.......    375,981     25,316,750            1.2%
      Weir Group P.L.C. (The)..............  1,080,278     27,833,648            1.3%
      WS Atkins P.L.C......................    502,623     13,982,271            0.7%
      Other Securities.....................               301,029,248           14.1%
                                                       --------------          ------
Total Industrials..........................               609,036,922           28.7%
                                                       --------------          ------
Information Technology -- (8.8%)
      Electrocomponents P.L.C..............  2,396,207     16,105,456            0.8%
      Halma P.L.C..........................  1,951,180     26,611,092            1.3%
*     Paysafe Group P.L.C..................  2,424,051     14,248,550            0.7%
      Playtech P.L.C.......................  1,158,736     14,390,929            0.7%
      Rightmove P.L.C......................    477,301     25,877,484            1.2%
      Spectris P.L.C.......................    637,634     22,798,926            1.1%
      Other Securities.....................                73,658,299            3.3%
                                                       --------------          ------
Total Information Technology...............               193,690,736            9.1%
                                                       --------------          ------
Materials -- (7.2%)
      Centamin P.L.C.......................  6,065,603     13,897,201            0.7%
      DS Smith P.L.C.......................  4,938,232     27,609,390            1.3%
      RPC Group P.L.C......................  2,047,901     21,512,987            1.0%
      Other Securities.....................                96,573,608            4.5%
                                                       --------------          ------
Total Materials............................               159,593,186            7.5%
                                                       --------------          ------
Real Estate -- (2.5%)
#     Capital & Counties Properties P.L.C..  3,827,320     15,651,992            0.7%
      Other Securities.....................                39,757,281            1.9%
                                                       --------------          ------
Total Real Estate..........................                55,409,273            2.6%
                                                       --------------          ------
Telecommunication Services -- (1.0%)
      Other Securities.....................                22,023,468            1.0%
                                                       --------------          ------
Utilities -- (1.7%)
      Pennon Group P.L.C...................  2,088,940     23,174,947            1.1%
      Other Securities.....................                14,888,194            0.7%
                                                       --------------          ------
Total Utilities............................                38,063,141            1.8%
                                                       --------------          ------
TOTAL COMMON STOCKS........................             2,093,614,538           98.6%
                                                       --------------          ------

PREFERRED STOCKS -- (0.0%)
      Other Securities.....................                    18,495            0.0%
                                                       --------------          ------

RIGHTS/WARRANTS -- (0.2%)
      Other Securities.....................                 5,231,708            0.3%
                                                       --------------          ------
TOTAL INVESTMENT SECURITIES................             2,098,864,741
                                                       --------------

                                                          VALUE+
                                                          ------
SECURITIES LENDING COLLATERAL -- (4.7%)
(S)@  DFA Short Term Investment Fund.......  8,944,086    103,509,904            4.9%
                                                       --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,865,624,237)..................              $2,202,374,645          103.8%
                                                       ==============          ======

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                 LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                 ------- -------------- ------- --------------
  Common Stocks
    Consumer Discretionary......   --    $  426,362,565   --    $  426,362,565
    Consumer Staples............   --       112,929,942   --       112,929,942
    Energy......................   --       100,692,503   --       100,692,503
    Financials..................   --       299,415,187   --       299,415,187
    Health Care.................   --        76,397,615   --        76,397,615
    Industrials.................   --       609,036,922   --       609,036,922
    Information Technology......   --       193,690,736   --       193,690,736
    Materials...................   --       159,593,186   --       159,593,186
    Real Estate.................   --        55,409,273   --        55,409,273
    Telecommunication Services..   --        22,023,468   --        22,023,468
    Utilities...................   --        38,063,141   --        38,063,141
  Preferred Stocks..............   --            18,495   --            18,495
  Rights/Warrants...............   --         5,231,708   --         5,231,708
  Securities Lending Collateral.   --       103,509,904   --       103,509,904
                                   --    --------------   --    --------------
  TOTAL.........................   --    $2,202,374,645   --    $2,202,374,645
                                   ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                              PERCENTAGE
                                      SHARES     VALUE++    OF NET ASSETS**
                                      ------     -------    ---------------
    COMMON STOCKS -- (87.6%)
    AUSTRIA -- (2.9%)
        ANDRITZ AG..................   327,520 $ 18,097,813            0.4%
        Other Securities............            143,507,956            2.9%
                                               ------------           -----
    TOTAL AUSTRIA...................            161,605,769            3.3%
                                               ------------           -----

    BELGIUM -- (3.9%)
        Ackermans & van Haaren NV...   134,383   21,994,102            0.5%
    #   Umicore SA..................   412,343   24,158,003            0.5%
        Other Securities............            169,789,244            3.3%
                                               ------------           -----
    TOTAL BELGIUM...................            215,941,349            4.3%
                                               ------------           -----

    DENMARK -- (4.6%)
    #   GN Store Nord A.S...........   855,243   22,230,374            0.5%
        Jyske Bank A.S..............   404,159   21,612,779            0.4%
        TDC A.S..................... 4,743,975   25,448,893            0.5%
        Other Securities............            186,226,928            3.7%
                                               ------------           -----
    TOTAL DENMARK...................            255,518,974            5.1%
                                               ------------           -----

    FINLAND -- (6.1%)
        Elisa Oyj...................   734,075   24,963,650            0.5%
    #   Huhtamaki Oyj...............   467,536   18,122,853            0.4%
        Metso Oyj...................   576,499   20,646,714            0.4%
        Nokian Renkaat Oyj..........   623,433   26,795,638            0.5%
        Orion Oyj Class B...........   436,647   25,024,035            0.5%
    #   Outokumpu Oyj............... 3,022,031   28,938,913            0.6%
        Other Securities............            195,177,870            3.9%
                                               ------------           -----
    TOTAL FINLAND...................            339,669,673            6.8%
                                               ------------           -----

    FRANCE -- (12.2%)
    #   Edenred.....................   946,779   24,253,318            0.5%
        Ipsen SA....................   162,032   18,864,249            0.4%
        Lagardere SCA...............   663,377   20,306,215            0.4%
        Orpea.......................   182,255   18,615,617            0.4%
        Rexel SA.................... 1,596,995   28,519,669            0.6%
        Rubis SCA...................   203,675   20,691,708            0.4%
        SEB SA......................   120,657   19,429,843            0.4%
        STMicroelectronics NV....... 1,780,023   28,575,890            0.6%
        Teleperformance.............   336,308   42,290,345            0.9%
    *   Ubisoft Entertainment SA....   521,852   24,721,360            0.5%
        Other Securities............            437,133,251            8.7%
                                               ------------           -----
    TOTAL FRANCE....................            683,401,465           13.8%
                                               ------------           -----

    GERMANY -- (14.3%)
    *   Dialog Semiconductor P.L.C..   382,079   17,877,837            0.4%
        Freenet AG..................   652,809   20,487,314            0.4%
    #   Hugo Boss AG................   285,824   21,734,995            0.4%
    #   K+S AG......................   990,931   23,641,923            0.5%
        KION Group AG...............   258,832   17,534,672            0.4%
        Lanxess AG..................   484,758   35,002,637            0.7%
        LEG Immobilien AG...........   306,750   26,353,575            0.5%
        MTU Aero Engines AG.........   249,839   35,835,367            0.7%
        Osram Licht AG..............   343,036   22,979,780            0.5%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                               PERCENTAGE
                                       SHARES     VALUE++    OF NET ASSETS**
                                       ------     -------    ---------------
   GERMANY -- (Continued)
       QIAGEN NV.....................   717,083 $ 21,481,790            0.4%
       Rheinmetall AG................   223,411   20,506,818            0.4%
       Stada Arzneimittel AG.........   306,492   21,718,100            0.4%
       Other Securities..............            512,371,012           10.4%
                                                ------------           -----
   TOTAL GERMANY.....................            797,525,820           16.1%
                                                ------------           -----

   IRELAND -- (1.2%)
       Kingspan Group P.L.C..........   667,888   23,234,094            0.5%
       Other Securities..............             43,587,492            0.8%
                                                ------------           -----
   TOTAL IRELAND.....................             66,821,586            1.3%
                                                ------------           -----

   ISRAEL -- (2.1%)
       Other Securities..............            118,570,564            2.4%
                                                ------------           -----

   ITALY -- (9.4%)
       Banco BPM SpA................. 6,471,527   18,900,113            0.4%
   #   Mediaset SpA.................. 4,351,208   17,782,080            0.4%
       Prysmian SpA.................. 1,026,230   29,615,643            0.6%
       Recordati SpA.................   474,431   17,582,541            0.4%
   #   Unione di Banche Italiane SpA. 4,861,323   20,483,378            0.4%
       Other Securities..............            418,052,493            8.3%
                                                ------------           -----
   TOTAL ITALY.......................            522,416,248           10.5%
                                                ------------           -----

   NETHERLANDS -- (4.6%)
       Aalberts Industries NV........   645,848   25,608,846            0.5%
       Boskalis Westminster..........   522,771   19,228,989            0.4%
       Other Securities..............            212,724,011            4.3%
                                                ------------           -----
   TOTAL NETHERLANDS.................            257,561,846            5.2%
                                                ------------           -----

   NORWAY -- (2.2%)
       Other Securities..............            124,590,766            2.5%
                                                ------------           -----

   PORTUGAL -- (0.9%)
       Other Securities..............             52,437,284            1.1%
                                                ------------           -----

   SPAIN -- (5.2%)
       Gamesa Corp. Tecnologica SA... 1,203,576   25,957,211            0.5%
       Other Securities..............            262,551,292            5.3%
                                                ------------           -----
   TOTAL SPAIN.......................            288,508,503            5.8%
                                                ------------           -----

   SWEDEN -- (7.2%)
       Other Securities..............            404,985,681            8.2%
                                                ------------           -----

   SWITZERLAND -- (10.8%)
   #   ams AG........................   372,640   23,973,214            0.5%
       Flughafen Zuerich AG..........   104,871   23,111,210            0.5%
       Georg Fischer AG..............    22,511   21,227,134            0.4%
       Helvetia Holding AG...........    36,269   20,140,004            0.4%
       Logitech International SA.....   708,858   23,690,881            0.5%
       PSP Swiss Property AG.........   201,709   18,084,267            0.4%
       Temenos Group AG..............   318,043   27,528,471            0.6%
       Other Securities..............            445,434,838            8.9%
                                                ------------           -----
   TOTAL SWITZERLAND.................            603,190,019           12.2%
                                                ------------           -----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                        ------      -------     ---------------
UNITED STATES -- (0.0%)
      Other Securities...............            $    1,271,788            0.0%
                                                 --------------          ------
TOTAL COMMON STOCKS..................             4,894,017,335           98.6%
                                                 --------------          ------

PREFERRED STOCKS -- (0.7%)
GERMANY -- (0.7%)
      Other Securities...............                40,608,644            0.8%
                                                 --------------          ------
TOTAL PREFERRED STOCKS...............                40,608,644            0.8%
                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
ITALY -- (0.0%)
      Other Securities...............                    41,792            0.0%
                                                 --------------          ------
TOTAL RIGHTS/WARRANTS................                    41,792            0.0%
                                                 --------------          ------
TOTAL INVESTMENT SECURITIES..........             4,934,667,771
                                                 --------------

                                                    VALUE+
                                                    ------
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@  DFA Short Term Investment Fund. 56,722,188    656,445,884           13.2%
                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,328,293,736)............              $5,591,113,655          112.6%
                                                 ==============          ======

Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                 LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                 ------- -------------- ------- --------------
  Common Stocks
    Austria.....................   --    $  161,605,769   --    $  161,605,769
    Belgium.....................   --       215,941,349   --       215,941,349
    Denmark.....................   --       255,518,974   --       255,518,974
    Finland.....................   --       339,669,673   --       339,669,673
    France......................   --       683,401,465   --       683,401,465
    Germany.....................   --       797,525,820   --       797,525,820
    Ireland.....................   --        66,821,586   --        66,821,586
    Israel......................   --       118,570,564   --       118,570,564
    Italy.......................   --       522,416,248   --       522,416,248
    Netherlands.................   --       257,561,846   --       257,561,846
    Norway......................   --       124,590,766   --       124,590,766
    Portugal....................   --        52,437,284   --        52,437,284
    Spain.......................   --       288,508,503   --       288,508,503
    Sweden......................   --       404,985,681   --       404,985,681
    Switzerland.................   --       603,190,019   --       603,190,019
    United States...............   --         1,271,788   --         1,271,788
  Preferred Stocks
    Germany.....................   --        40,608,644   --        40,608,644
  Rights/Warrants
    Italy.......................   --            41,792   --            41,792
  Securities Lending Collateral.   --       656,445,884   --       656,445,884
                                   --    --------------   --    --------------
  TOTAL.........................   --    $5,591,113,655   --    $5,591,113,655
                                   ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                     PERCENTAGE
                                             SHARES     VALUE++    OF NET ASSETS**
                                             ------     -------    ---------------
COMMON STOCKS -- (85.0%)
Consumer Discretionary -- (8.4%)
#*  Amaya, Inc.............................   529,592 $  9,408,158            0.8%
#   Cineplex, Inc..........................   355,683   14,000,108            1.1%
    Enercare, Inc..........................   611,459    9,711,315            0.8%
    Linamar Corp...........................   291,014   12,373,505            1.0%
    Other Securities.......................             73,519,719            6.1%
                                                      ------------           -----
Total Consumer Discretionary...............            119,012,805            9.8%
                                                      ------------           -----
Consumer Staples -- (4.3%)
    Cott Corp..............................   701,676    9,231,970            0.8%
    Maple Leaf Foods, Inc..................   510,145   12,769,975            1.1%
    Premium Brands Holdings Corp...........   156,662    9,805,649            0.8%
    Other Securities.......................             28,883,609            2.3%
                                                      ------------           -----
Total Consumer Staples.....................             60,691,203            5.0%
                                                      ------------           -----
Energy -- (18.0%)
#   Enbridge Income Fund Holdings, Inc.....   472,655   11,599,533            1.0%
    Gibson Energy, Inc.....................   702,339    9,523,677            0.8%
*   Parex Resources, Inc...................   855,191   10,619,016            0.9%
#   Parkland Fuel Corp.....................   530,725   11,547,220            1.0%
*   Precision Drilling Corp................ 1,924,403    7,655,037            0.6%
    Veresen, Inc........................... 1,597,192   17,820,032            1.5%
#   Whitecap Resources, Inc................ 2,075,112   14,684,870            1.2%
    Other Securities.......................            171,811,938           14.1%
                                                      ------------           -----
Total Energy...............................            255,261,323           21.1%
                                                      ------------           -----
Financials -- (5.1%)
#   Canadian Western Bank..................   519,727   10,215,212            0.8%
#   Genworth MI Canada, Inc................   317,380    7,881,896            0.7%
    Laurentian Bank of Canada..............   221,646    9,066,857            0.7%
    TMX Group, Ltd.........................   229,180   12,947,776            1.1%
    Other Securities.......................             32,516,102            2.7%
                                                      ------------           -----
Total Financials...........................             72,627,843            6.0%
                                                      ------------           -----
Health Care -- (1.7%)
    Other Securities.......................             24,592,836            2.0%
                                                      ------------           -----
Industrials -- (10.5%)
    Finning International, Inc.............   552,678   10,510,619            0.9%
    MacDonald Dettwiler & Associates, Ltd..   196,107    9,682,877            0.8%
    New Flyer Industries, Inc..............   254,471    9,479,397            0.8%
#   Stantec, Inc...........................   641,429   16,460,392            1.4%
    TFI International, Inc.................   524,953   11,429,327            0.9%
    Toromont Industries, Ltd...............   426,913   15,186,913            1.3%
    Other Securities.......................             75,850,527            6.2%
                                                      ------------           -----
Total Industrials..........................            148,600,052           12.3%
                                                      ------------           -----
Information Technology -- (4.5%)
*   Celestica, Inc.........................   698,843    9,957,508            0.8%
*   Descartes Systems Group, Inc. (The)....   405,356    9,354,027            0.8%
    DH Corp................................   431,732    8,030,237            0.7%
    Other Securities.......................             37,097,590            3.0%
                                                      ------------           -----
Total Information Technology...............             64,439,362            5.3%
                                                      ------------           -----

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                      PERCENTAGE
                                            SHARES      VALUE++     OF NET ASSETS**
                                            ------      -------     ---------------
Materials -- (24.9%)
#     Alamos Gold, Inc. Class A..........  1,807,660 $   12,937,870            1.1%
*     B2Gold Corp........................  5,693,373     14,305,900            1.2%
      Eldorado Gold Corp.................  4,259,785     15,571,830            1.3%
#*    First Majestic Silver Corp.........    956,624      7,778,857            0.6%
      HudBay Minerals, Inc...............  1,487,005      8,878,130            0.7%
*     IAMGOLD Corp.......................  2,772,941     11,457,007            0.9%
#*    Ivanhoe Mines, Ltd. Class A........  2,184,189      7,664,382            0.6%
      Methanex Corp......................    188,866      8,679,216            0.7%
*     New Gold, Inc......................  2,843,983      8,062,865            0.7%
      OceanaGold Corp....................  3,690,660     12,031,381            1.0%
      Pan American Silver Corp...........    990,673     16,612,216            1.4%
*     Silver Standard Resources, Inc.....    763,090      7,870,999            0.7%
      Stella-Jones, Inc..................    242,305      7,675,373            0.6%
      Tahoe Resources, Inc...............    990,247      8,023,246            0.7%
*     Torex Gold Resources, Inc..........    462,775      7,838,070            0.6%
      West Fraser Timber Co., Ltd........    315,210     14,164,303            1.2%
      Other Securities...................               183,417,257           15.2%
                                                     --------------          ------
Total Materials..........................               352,968,902           29.2%
                                                     --------------          ------
Real Estate -- (2.2%)
      Colliers International Group, Inc..    178,695      8,749,843            0.7%
      FirstService Corp..................    185,371     11,536,036            0.9%
      Other Securities...................                10,424,590            0.9%
                                                     --------------          ------
Total Real Estate........................                30,710,469            2.5%
                                                     --------------          ------
Utilities -- (5.4%)
      Algonquin Power & Utilities Corp...  1,268,653     12,016,910            1.0%
      Capital Power Corp.................    541,609      9,871,603            0.8%
#     Northland Power, Inc...............    661,188     11,687,826            1.0%
#     Superior Plus Corp.................    838,165      8,025,213            0.7%
      TransAlta Corp.....................  1,535,471      7,862,673            0.6%
      Other Securities...................                27,534,765            2.3%
                                                     --------------          ------
Total Utilities..........................                76,998,990            6.4%
                                                     --------------          ------
TOTAL COMMON STOCKS......................             1,205,903,785           99.6%
                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............             1,205,903,785
                                                     --------------

                                                        VALUE+
                                                        ------
SECURITIES LENDING COLLATERAL -- (15.0%)
(S)@  DFA Short Term Investment Fund..... 18,396,460    212,902,234           17.6%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,622,593,198)................              $1,418,806,019          117.2%
                                                     ==============          ======

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  117,722,013 $  1,290,792   --    $  119,012,805
  Consumer Staples............     60,691,203           --   --        60,691,203
  Energy......................    255,261,314            9   --       255,261,323
  Financials..................     72,627,843           --   --        72,627,843
  Health Care.................     24,592,836           --   --        24,592,836
  Industrials.................    148,600,052           --   --       148,600,052
  Information Technology......     64,439,362           --   --        64,439,362
  Materials...................    352,955,853       13,049   --       352,968,902
  Real Estate.................     30,710,469           --   --        30,710,469
  Utilities...................     76,998,990           --   --        76,998,990
Securities Lending Collateral.             --  212,902,234   --       212,902,234
                               -------------- ------------   --    --------------
TOTAL......................... $1,204,599,935 $214,206,084   --    $1,418,806,019
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                   PERCENTAGE
                                                           SHARES     VALUE++    OF NET ASSETS**
                                                           ------     -------    ---------------
COMMON STOCKS -- (93.6%)
BRAZIL -- (4.6%)
    Ambev SA ADR........................................  5,984,451 $ 34,290,904            0.6%
    Other Securities....................................             238,179,979            4.1%
                                                                    ------------           -----
TOTAL BRAZIL............................................             272,470,883            4.7%
                                                                    ------------           -----

CHILE -- (1.3%)
    Other Securities....................................              79,091,303            1.4%
                                                                    ------------           -----

CHINA -- (16.5%)
*   Alibaba Group Holding, Ltd. Sponsored ADR...........    599,851   69,282,791            1.2%
*   Baidu, Inc. Sponsored ADR...........................    125,455   22,610,755            0.4%
    Bank of China, Ltd. Class H......................... 63,274,181   30,606,519            0.5%
    China Construction Bank Corp. Class H............... 70,499,590   57,221,928            1.0%
    China Mobile, Ltd. Sponsored ADR....................    918,178   48,957,251            0.9%
    Industrial & Commercial Bank of China, Ltd. Class H. 68,306,185   44,526,454            0.8%
    NetEase, Inc. ADR...................................     73,351   19,466,622            0.3%
    Ping An Insurance Group Co. of China, Ltd. Class H..  4,622,500   25,988,862            0.5%
    Tencent Holdings, Ltd...............................  4,351,400  136,343,809            2.4%
    Other Securities....................................             519,944,703            8.9%
                                                                    ------------           -----
TOTAL CHINA.............................................             974,949,694           16.9%
                                                                    ------------           -----

COLOMBIA -- (0.4%)
    Other Securities....................................              24,607,143            0.4%
                                                                    ------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................               9,897,790            0.2%
                                                                    ------------           -----

EGYPT -- (0.1%)
    Other Securities....................................               7,802,832            0.1%
                                                                    ------------           -----

GREECE -- (0.2%)
    Other Securities....................................              13,702,003            0.2%
                                                                    ------------           -----

HUNGARY -- (0.4%)
    Other Securities....................................              23,024,874            0.4%
                                                                    ------------           -----

INDIA -- (11.6%)
    HDFC Bank, Ltd......................................  1,441,144   34,551,495            0.6%
    Hindustan Unilever, Ltd.............................  1,148,145   16,667,187            0.3%
    Housing Development Finance Corp., Ltd..............  1,180,098   28,172,063            0.5%
    Infosys, Ltd........................................  1,886,232   27,012,159            0.5%
    ITC, Ltd............................................  4,896,443   21,126,769            0.4%
    Reliance Industries, Ltd............................  1,625,226   35,197,372            0.6%
    Tata Consultancy Services, Ltd......................    720,066   25,445,822            0.4%
    Other Securities....................................             496,918,898            8.6%
                                                                    ------------           -----
TOTAL INDIA.............................................             685,091,765           11.9%
                                                                    ------------           -----

INDONESIA -- (2.9%)
    Bank Central Asia Tbk PT............................ 15,447,700   20,544,529            0.4%
    Other Securities....................................             147,297,854            2.5%
                                                                    ------------           -----
TOTAL INDONESIA.........................................             167,842,383            2.9%
                                                                    ------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                               PERCENTAGE
                                                       SHARES     VALUE++    OF NET ASSETS**
                                                       ------     -------    ---------------
MALAYSIA -- (3.2%)
    Other Securities................................            $189,247,313            3.3%
                                                                ------------           -----

MEXICO -- (4.6%)
    America Movil S.A.B. de C.V. Series L........... 46,329,297   35,610,944            0.6%
    Grupo Financiero Banorte S.A.B. de C.V. Class O.  4,609,848   26,603,306            0.4%
    Grupo Mexico S.A.B. de C.V. Series B............  6,058,822   17,704,721            0.3%
#   Grupo Televisa S.A.B. Series CPO................  3,436,374   16,675,091            0.3%
    Other Securities................................             173,002,403            3.1%
                                                                ------------           -----
TOTAL MEXICO........................................             269,596,465            4.7%
                                                                ------------           -----

PERU -- (0.2%)
    Other Securities................................              14,261,752            0.3%
                                                                ------------           -----

PHILIPPINES -- (1.5%)
    Other Securities................................              89,168,404            1.6%
                                                                ------------           -----

POLAND -- (1.7%)
#   Polski Koncern Naftowy Orlen SA.................    649,675   19,415,914            0.3%
    Other Securities................................              79,741,857            1.4%
                                                                ------------           -----
TOTAL POLAND........................................              99,157,771            1.7%
                                                                ------------           -----

RUSSIA -- (1.8%)
    Gazprom PJSC Sponsored ADR......................  4,944,295   23,473,283            0.4%
    Sberbank of Russia PJSC Sponsored ADR...........  1,818,206   21,676,319            0.4%
    Other Securities................................              60,893,307            1.0%
                                                                ------------           -----
TOTAL RUSSIA........................................             106,042,909            1.8%
                                                                ------------           -----

SOUTH AFRICA -- (7.2%)
#   AngloGold Ashanti, Ltd. Sponsored ADR...........  1,637,102   18,712,076            0.3%
    Bid Corp., Ltd..................................    778,465   16,491,818            0.3%
    FirstRand, Ltd..................................  4,730,180   17,647,443            0.3%
#   MTN Group, Ltd..................................  2,516,919   23,803,309            0.4%
    Naspers, Ltd. Class N...........................    370,571   70,464,622            1.2%
#   Sasol, Ltd. Sponsored ADR.......................    778,314   23,754,143            0.4%
    Standard Bank Group, Ltd........................  2,023,352   22,468,480            0.4%
#   Steinhoff International Holdings NV.............  3,453,813   17,569,874            0.3%
    Other Securities................................             214,695,127            3.8%
                                                                ------------           -----
TOTAL SOUTH AFRICA..................................             425,606,892            7.4%
                                                                ------------           -----

SOUTH KOREA -- (16.5%)
    Hana Financial Group, Inc.......................    545,466   18,734,035            0.3%
    Hyundai Motor Co................................    181,576   22,965,170            0.4%
    KB Financial Group, Inc.........................    441,762   19,418,701            0.3%
    LG Electronics, Inc.............................    310,602   18,854,663            0.3%
    NAVER Corp......................................     37,790   26,559,711            0.5%
    Samsung Electronics Co., Ltd....................    101,911  199,789,105            3.5%
    Samsung Electronics Co., Ltd. GDR...............     52,509   51,524,207            0.9%
    Shinhan Financial Group Co., Ltd................    399,454   16,677,763            0.3%
    SK Hynix, Inc...................................    801,175   37,954,353            0.7%
    Other Securities................................             558,136,318            9.7%
                                                                ------------           -----
TOTAL SOUTH KOREA...................................             970,614,026           16.9%
                                                                ------------           -----

TAIWAN -- (14.9%)
    Hon Hai Precision Industry Co., Ltd............. 17,267,653   56,519,814            1.0%
#   Largan Precision Co., Ltd.......................    133,860   22,230,057            0.4%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                    SHARES      VALUE++     OF NET ASSETS**
                                                                    ------      -------     ---------------
TAIWAN -- (Continued)
      Taiwan Semiconductor Manufacturing Co., Ltd................ 25,317,808 $  163,094,652            2.8%
      Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR.  1,789,031     59,163,255            1.0%
      Other Securities...........................................               574,947,338           10.0%
                                                                             --------------          ------
TOTAL TAIWAN.....................................................               875,955,116           15.2%
                                                                             --------------          ------

THAILAND -- (2.5%)
      PTT PCL....................................................  1,634,600     18,382,752            0.3%
      Other Securities...........................................               130,514,871            2.3%
                                                                             --------------          ------
TOTAL THAILAND...................................................               148,897,623            2.6%
                                                                             --------------          ------

TURKEY -- (1.3%)
      Other Securities...........................................                78,263,283            1.4%
                                                                             --------------          ------
TOTAL COMMON STOCKS..............................................             5,525,292,224           96.0%
                                                                             --------------          ------

PREFERRED STOCKS -- (2.9%)
BRAZIL -- (2.8%)
      Banco Bradesco SA..........................................  2,489,914     26,208,795            0.5%
      Itau Unibanco Holding SA...................................  4,317,027     53,397,546            0.9%
      Vale SA....................................................  2,522,202     20,867,039            0.4%
      Other Securities...........................................                63,170,926            1.0%
                                                                             --------------          ------
TOTAL BRAZIL.....................................................               163,644,306            2.8%
                                                                             --------------          ------

CHILE -- (0.0%)
      Other Securities...........................................                   471,539            0.0%
                                                                             --------------          ------

COLOMBIA -- (0.1%)
      Other Securities...........................................                 5,806,583            0.1%
                                                                             --------------          ------

INDIA -- (0.0%)
      Other Securities...........................................                   245,422            0.0%
                                                                             --------------          ------
TOTAL PREFERRED STOCKS...........................................               170,167,850            2.9%
                                                                             --------------          ------

RIGHTS/WARRANTS -- (0.0%)
TAIWAN -- (0.0%)
      Other Securities...........................................                    84,770            0.0%
                                                                             --------------          ------

THAILAND -- (0.0%)
      Other Securities...........................................                    37,666            0.0%
                                                                             --------------          ------
TOTAL RIGHTS/WARRANTS............................................                   122,436            0.0%
                                                                             --------------          ------
TOTAL INVESTMENT SECURITIES......................................             5,695,582,510
                                                                             --------------

                                                                                VALUE+
                                                                                ------
SECURITIES LENDING COLLATERAL -- (3.5%)
(S)@  DFA Short Term Investment Fund............................. 17,835,440    206,409,543            3.6%
                                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,377,646,228)........................................              $5,901,992,053          102.5%
                                                                             ==============          ======

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
  Brazil...................... $  272,470,883             --   --    $  272,470,883
  Chile.......................     41,813,686 $   37,277,617   --        79,091,303
  China.......................    258,393,582    716,556,112   --       974,949,694
  Colombia....................     24,607,143             --   --        24,607,143
  Czech Republic..............             --      9,897,790   --         9,897,790
  Egypt.......................        610,718      7,192,114   --         7,802,832
  Greece......................             --     13,702,003   --        13,702,003
  Hungary.....................             --     23,024,874   --        23,024,874
  India.......................     31,017,907    654,073,858   --       685,091,765
  Indonesia...................      6,484,710    161,357,673   --       167,842,383
  Malaysia....................             --    189,247,313   --       189,247,313
  Mexico......................    269,596,465             --   --       269,596,465
  Peru........................     14,261,752             --   --        14,261,752
  Philippines.................      2,096,191     87,072,213   --        89,168,404
  Poland......................             --     99,157,771   --        99,157,771
  Russia......................      4,533,588    101,509,321   --       106,042,909
  South Africa................     51,053,298    374,553,594   --       425,606,892
  South Korea.................     28,753,005    941,861,021   --       970,614,026
  Taiwan......................     69,665,168    806,289,948   --       875,955,116
  Thailand....................    148,897,623             --   --       148,897,623
  Turkey......................        646,083     77,617,200   --        78,263,283
Preferred Stocks
  Brazil......................    163,644,306             --   --       163,644,306
  Chile.......................             --        471,539   --           471,539
  Colombia....................      5,806,583             --   --         5,806,583
  India.......................             --        245,422   --           245,422
Rights/Warrants
  Taiwan......................             --         84,770   --            84,770
  Thailand....................             --         37,666   --            37,666
Securities Lending Collateral.             --    206,409,543   --       206,409,543
Futures Contracts**...........      1,408,077             --   --         1,408,077
                               -------------- --------------   --    --------------
TOTAL......................... $1,395,760,768 $4,507,639,362   --    $5,903,400,130
                               ============== ==============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                         PERCENTAGE
                                                               SHARES      VALUE++     OF NET ASSETS**
                                                               ------      -------     ---------------
COMMON STOCKS -- (90.4%)
BRAZIL -- (7.2%)
*   BR Malls Participacoes SA...............................  5,957,732 $   26,372,028            0.4%
    Cia Hering..............................................  1,553,736     10,779,057            0.2%
*   Cia Siderurgica Nacional SA.............................  5,120,808     12,503,351            0.2%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes.  2,823,034     11,740,221            0.2%
    EDP -- Energias do Brasil SA............................  3,186,314     13,471,853            0.2%
    Equatorial Energia SA...................................  2,114,158     38,292,700            0.6%
    Estacio Participacoes SA................................  3,477,890     19,536,800            0.3%
    Fleury SA...............................................    731,906     12,110,617            0.2%
    Localiza Rent a Car SA..................................  1,572,075     23,427,214            0.4%
    MRV Engenharia e Participacoes SA.......................  2,976,660     14,948,712            0.2%
    Multiplan Empreendimentos Imobiliarios SA...............    624,699     13,324,340            0.2%
    Qualicorp SA............................................  2,351,105     16,740,434            0.3%
*   Rumo SA.................................................  6,787,474     18,668,467            0.3%
    Smiles SA...............................................    505,800     11,001,853            0.2%
    Sul America SA..........................................  3,005,954     15,900,808            0.2%
    Totvs SA................................................  1,272,826     11,148,081            0.2%
    Transmissora Alianca de Energia Eletrica SA.............  1,918,518     13,908,130            0.2%
    Other Securities........................................               221,438,989            3.3%
                                                                        --------------           -----
TOTAL BRAZIL................................................               505,313,655            7.8%
                                                                        --------------           -----

CHILE -- (1.6%)
    Parque Arauco SA........................................  7,008,665     18,285,264            0.3%
    Other Securities........................................                91,263,732            1.4%
                                                                        --------------           -----
TOTAL CHILE.................................................               109,548,996            1.7%
                                                                        --------------           -----

CHINA -- (15.1%)
    Agile Group Holdings, Ltd............................... 13,027,500     11,643,733            0.2%
    China Everbright, Ltd...................................  6,106,000     13,948,773            0.2%
    China National Building Material Co., Ltd. Class H...... 19,622,000     13,043,664            0.2%
#   GOME Electrical Appliances Holding, Ltd................. 84,442,000     11,500,726            0.2%
#   Intime Retail Group Co., Ltd............................  9,442,000     11,944,925            0.2%
    Kingboard Chemical Holdings, Ltd........................  4,301,921     15,493,603            0.3%
    Minth Group, Ltd........................................  3,963,000     14,706,962            0.2%
    Shanghai Industrial Holdings, Ltd.......................  3,333,000     10,544,432            0.2%
    Shenzhen International Holdings, Ltd....................  7,292,722     12,242,025            0.2%
#   Sihuan Pharmaceutical Holdings Group, Ltd............... 26,984,000     11,991,715            0.2%
#   Sunac China Holdings, Ltd............................... 15,053,000     19,604,450            0.3%
*   YY, Inc. ADR............................................    220,940     10,819,432            0.2%
    Other Securities........................................               896,822,368           13.6%
                                                                        --------------           -----
TOTAL CHINA.................................................             1,054,306,808           16.2%
                                                                        --------------           -----

COLOMBIA -- (0.2%)
    Other Securities........................................                12,135,744            0.2%
                                                                        --------------           -----

GREECE -- (0.3%)
    Other Securities........................................                20,910,141            0.3%
                                                                        --------------           -----

HONG KONG -- (0.0%)
    Other Securities........................................                   456,686            0.0%
                                                                        --------------           -----

HUNGARY -- (0.1%)
    Other Securities........................................                 6,121,958            0.1%
                                                                        --------------           -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                            PERCENTAGE
                                                  SHARES      VALUE++     OF NET ASSETS**
                                                  ------      -------     ---------------
INDIA -- (14.1%)
*   Crompton Greaves Consumer Electricals, Ltd.. 3,425,286 $   11,715,861            0.2%
    Federal Bank, Ltd........................... 8,408,191     14,100,583            0.2%
    IIFL Holdings, Ltd.......................... 1,532,495     11,384,136            0.2%
    TVS Motor Co., Ltd.......................... 1,601,124     12,289,647            0.2%
    Other Securities............................              934,753,407           14.3%
                                                           --------------           -----
TOTAL INDIA.....................................              984,243,634           15.1%
                                                           --------------           -----

INDONESIA -- (3.0%)
    Other Securities............................              213,658,046            3.3%
                                                           --------------           -----

MALAYSIA -- (3.7%)
    Other Securities............................              259,025,484            4.0%
                                                           --------------           -----

MEXICO -- (2.5%)
#   Alsea S.A.B. de C.V......................... 5,357,900     19,054,802            0.3%
    Banregio Grupo Financiero S.A.B. de C.V..... 1,983,160     11,451,083            0.2%
#   Gentera S.A.B. de C.V....................... 7,327,998     12,320,215            0.2%
#*  Industrias CH S.A.B. de C.V. Series B....... 2,193,173     11,778,318            0.2%
    Other Securities............................              122,994,739            1.8%
                                                           --------------           -----
TOTAL MEXICO....................................              177,599,157            2.7%
                                                           --------------           -----

PHILIPPINES -- (1.4%)
    Other Securities............................               96,346,056            1.5%
                                                           --------------           -----

POLAND -- (1.6%)
*   CD Projekt SA...............................   636,728     11,125,547            0.2%
    Other Securities............................              104,526,918            1.6%
                                                           --------------           -----
TOTAL POLAND....................................              115,652,465            1.8%
                                                           --------------           -----

SOUTH AFRICA -- (6.7%)
    AVI, Ltd.................................... 3,408,319     24,916,050            0.4%
    Barloworld, Ltd............................. 2,216,736     19,968,651            0.3%
    Clicks Group, Ltd........................... 2,723,654     27,373,356            0.4%
    EOH Holdings, Ltd........................... 1,098,252     11,628,003            0.2%
    Foschini Group, Ltd. (The).................. 1,886,464     22,523,749            0.4%
    Imperial Holdings, Ltd...................... 1,074,427     13,588,858            0.2%
*   Northam Platinum, Ltd....................... 3,612,389     13,415,603            0.2%
    Sappi, Ltd.................................. 2,275,007     16,895,152            0.3%
#   SPAR Group, Ltd. (The)...................... 1,162,708     15,671,335            0.2%
    Telkom SA SOC, Ltd.......................... 1,921,390     10,753,072            0.2%
    Other Securities............................              293,163,410            4.4%
                                                           --------------           -----
TOTAL SOUTH AFRICA..............................              469,897,239            7.2%
                                                           --------------           -----

SOUTH KOREA -- (12.7%)
    Other Securities............................              886,000,191           13.6%
                                                           --------------           -----

TAIWAN -- (15.5%)
    Other Securities............................            1,082,705,887           16.6%
                                                           --------------           -----

THAILAND -- (3.3%)
    Other Securities............................              230,761,783            3.6%
                                                           --------------           -----

TURKEY -- (1.4%)
    Other Securities............................               98,867,480            1.5%
                                                           --------------           -----
TOTAL COMMON STOCKS.............................            6,323,551,410           97.2%
                                                           --------------           -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                    PERCENTAGE
                                          SHARES      VALUE++     OF NET ASSETS**
                                          ------      -------     ---------------
PREFERRED STOCKS -- (1.4%)
BRAZIL -- (1.3%)
       Cia Energetica de Minas Gerais..  5,514,829 $   15,428,768            0.2%
       Other Securities................                79,111,913            1.2%
                                                   --------------          ------
TOTAL BRAZIL...........................                94,540,681            1.4%
                                                   --------------          ------

CHILE -- (0.1%)
       Other Securities................                 4,064,551            0.1%
                                                   --------------          ------

COLOMBIA -- (0.0%)
       Other Securities................                 2,384,477            0.0%
                                                   --------------          ------

INDIA -- (0.0%)
       Other Securities................                   115,799            0.0%
                                                   --------------          ------
TOTAL PREFERRED STOCKS.................               101,105,508            1.5%
                                                   --------------          ------

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
       Other Securities................                    71,472            0.0%
                                                   --------------          ------

INDONESIA -- (0.0%)
       Other Securities................                    17,448            0.0%
                                                   --------------          ------

MALAYSIA -- (0.0%)
       Other Securities................                   343,860            0.0%
                                                   --------------          ------

PHILIPPINES -- (0.0%)
       Other Securities................                    27,542            0.0%
                                                   --------------          ------

SOUTH KOREA -- (0.0%)
       Other Securities................                    60,805            0.0%
                                                   --------------          ------

TAIWAN -- (0.0%)
       Other Securities................                    11,544            0.0%
                                                   --------------          ------
TOTAL RIGHTS/WARRANTS..................                   532,671            0.0%
                                                   --------------          ------
TOTAL INVESTMENT SECURITIES............             6,425,189,589
                                                   --------------

                                                      VALUE+
                                                      ------
SECURITIES LENDING COLLATERAL -- (8.2%)
(S)@   DFA Short Term Investment Fund.. 49,493,179    572,784,566            8.8%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,281,544,083)..............              $6,997,974,155          107.5%
                                                   ==============          ======

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
  Brazil...................... $  505,313,655             --   --    $  505,313,655
  Chile.......................      1,088,052 $  108,460,944   --       109,548,996
  China.......................     55,673,829    998,632,979   --     1,054,306,808
  Colombia....................     12,135,744             --   --        12,135,744
  Greece......................             --     20,910,141   --        20,910,141
  Hong Kong...................             --        456,686   --           456,686
  Hungary.....................             --      6,121,958   --         6,121,958
  India.......................         97,036    984,146,598   --       984,243,634
  Indonesia...................      1,583,335    212,074,711   --       213,658,046
  Malaysia....................        129,593    258,895,891   --       259,025,484
  Mexico......................    177,599,157             --   --       177,599,157
  Philippines.................             --     96,346,056   --        96,346,056
  Poland......................             --    115,652,465   --       115,652,465
  South Africa................      6,931,188    462,966,051   --       469,897,239
  South Korea.................      4,773,434    881,226,757   --       886,000,191
  Taiwan......................         87,165  1,082,618,722   --     1,082,705,887
  Thailand....................    230,211,435        550,348   --       230,761,783
  Turkey......................             --     98,867,480   --        98,867,480
Preferred Stocks
  Brazil......................     94,540,681             --   --        94,540,681
  Chile.......................             --      4,064,551   --         4,064,551
  Colombia....................      2,384,477             --   --         2,384,477
  India.......................        115,799             --   --           115,799
Rights/Warrants
  Brazil......................             --         71,472   --            71,472
  Indonesia...................             --         17,448   --            17,448
  Malaysia....................             --        343,860   --           343,860
  Philippines.................             --         27,542   --            27,542
  South Korea.................             --         60,805   --            60,805
  Taiwan......................             --         11,544   --            11,544
Securities Lending Collateral.             --    572,784,566   --       572,784,566
Futures Contracts**...........      1,040,556             --   --         1,040,556
                               -------------- --------------   --    --------------
TOTAL......................... $1,093,705,136 $5,905,309,575   --    $6,999,014,711
                               ============== ==============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                                THE JAPANESE   THE ASIA
                                                                   THE U.S. LARGE    THE DFA       SMALL     PACIFIC SMALL
                                                                     CAP VALUE    INTERNATIONAL   COMPANY       COMPANY
                                                                      SERIES*     VALUE SERIES*   SERIES*       SERIES*
                                                                   -------------- ------------- ------------ -------------
ASSETS:
Investments at Value (including $1,404,990, $975,662,
 $348,773 and $262,689 of securities on loan,
 respectively)....................................................  $24,480,375    $11,025,504   $3,342,999   $1,626,884
Temporary Cash Investments at Value & Cost........................      288,414             --           --           --
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $920,913, $942,244, $361,558 and
 $229,488)........................................................      921,032        942,324      361,553      229,531
Segregated Cash for Futures Contracts.............................        7,160          4,695           --           --
Foreign Currencies at Value.......................................           --         13,627          146        7,301
Cash..............................................................           --        114,845        7,943        2,602
Receivables:
  Investment Securities Sold......................................       22,846             --          764        3,333
  Dividends, Interest and Tax Reclaims............................       29,866         48,739       29,767        1,519
  Securities Lending Income.......................................          190          1,144          708          405
Unrealized Gain on Foreign Currency Contracts.....................           --             --            2           --
Prepaid Expenses and Other Assets.................................           27             12            3            3
                                                                    -----------    -----------   ----------   ----------
     Total Assets.................................................   25,749,910     12,150,890    3,743,885    1,871,578
                                                                    -----------    -----------   ----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................................      920,816        942,176      361,462      229,460
  Investment Securities Purchased.................................      104,940             --        3,783          771
  Due to Advisor..................................................        2,002          1,797          271          135
  Futures Margin Variation........................................          401            238           --           --
Accrued Expenses and Other Liabilities............................        1,158            667          212          108
                                                                    -----------    -----------   ----------   ----------
     Total Liabilities............................................    1,029,317        944,878      365,728      230,474
                                                                    -----------    -----------   ----------   ----------
NET ASSETS........................................................  $24,720,593    $11,206,012   $3,378,157   $1,641,104
                                                                    ===========    ===========   ==========   ==========
Investments at Cost...............................................  $16,752,543    $10,049,365   $2,765,471   $1,649,392
                                                                    ===========    ===========   ==========   ==========
Foreign Currencies at Cost........................................  $        --    $    13,691   $      146   $    7,320
                                                                    ===========    ===========   ==========   ==========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                               THE
                                              THE UNITED   CONTINENTAL THE CANADIAN                 THE EMERGING
                                             KINGDOM SMALL    SMALL       SMALL                       MARKETS
                                                COMPANY      COMPANY     COMPANY     THE EMERGING    SMALL CAP
                                                SERIES       SERIES*      SERIES    MARKETS SERIES*   SERIES*
                                             ------------- ----------- ------------ --------------- ------------
ASSETS:
Investments at Value (including $99,512,
 $617,598, $205,744, $290,124 and
 $1,021,332 of securities on loan,
 respectively)..............................  $2,098,865   $4,934,668   $1,205,904    $5,695,583     $6,425,190
Collateral from Securities on Loan Invested
 in Affiliate at Value (including cost of
 $103,496, $656,453, $212,866, $206,382
 and $572,651)..............................     103,510      656,446      212,902       206,410        572,785
Segregated Cash for Futures Contracts.......          --           --           --         1,793          2,100
Foreign Currencies at Value.................       1,478        7,704          596        39,902         53,172
Cash........................................      10,808       14,285       11,540        23,327         29,178
Receivables:
  Investment Securities Sold................       1,036        1,682        2,703         4,095          2,576
  Dividends, Interest and Tax Reclaims......      12,907       14,940          733         5,490          8,957
  Securities Lending Income.................         121        1,652          427           370          4,345
  Futures Margin Variation..................          --           --           --            54             62
Unrealized Gain on Foreign Currency
 Contracts..................................          11            2           --             1             --
Prepaid Expenses and Other Assets...........           2            4            1             6              6
                                              ----------   ----------   ----------    ----------     ----------
     Total Assets...........................   2,228,738    5,631,383    1,434,806     5,977,031      7,098,371
                                              ----------   ----------   ----------    ----------     ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........     103,492      656,374      212,835       206,377        572,625
  Investment Securities Purchased...........       2,265       10,387       10,993        12,910         17,328
  Due to Advisor............................         166          389          100           465          1,055
Unrealized Loss on Foreign Currency
 Contracts..................................           1            3            2             2              2
Accrued Expenses and Other Liabilities......         118          264           45           432            329
                                              ----------   ----------   ----------    ----------     ----------
     Total Liabilities......................     106,042      667,417      223,975       220,186        591,339
                                              ----------   ----------   ----------    ----------     ----------
NET ASSETS..................................  $2,122,696   $4,963,966   $1,210,831    $5,756,845     $6,507,032
                                              ==========   ==========   ==========    ==========     ==========
Investments at Cost.........................  $1,762,128   $3,671,841   $1,409,727    $4,171,265     $5,708,893
                                              ==========   ==========   ==========    ==========     ==========
Foreign Currencies at Cost..................  $    1,468   $    7,694   $      594    $   39,522     $   53,051
                                              ==========   ==========   ==========    ==========     ==========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                        THE JAPANESE   THE ASIA
                                                               THE U.S.      THE DFA       SMALL     PACIFIC SMALL
                                                              LARGE CAP   INTERNATIONAL   COMPANY       COMPANY
                                                             VALUE SERIES VALUE SERIES     SERIES       SERIES
                                                             ------------ ------------- ------------ -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $1, $14,368,
   $3,918 and $506, respectively)#..........................  $  259,498   $  162,876     $ 35,781      $22,117
  Income from Securities Lending............................       1,279        5,087        3,424        2,360
                                                              ----------   ----------     --------      -------
     Total Investment Income................................     260,777      167,963       39,205       24,477
                                                              ----------   ----------     --------      -------
EXPENSES
  Investment Management Fees................................      11,654       10,383        1,573          776
  Accounting & Transfer Agent Fees..........................         536          244           74           41
  Custodian Fees............................................         110          423          251          153
  Shareholders' Reports.....................................          19            9            3            1
  Directors'/Trustees' Fees & Expenses......................         113           50           15            8
  Professional Fees.........................................         170           94           27           14
  Other.....................................................         263          154           52           27
                                                              ----------   ----------     --------      -------
     Total Expenses.........................................      12,865       11,357        1,995        1,020
                                                              ----------   ----------     --------      -------
  Fees Paid Indirectly (Note C).............................          --         (292)         (18)          (8)
                                                              ----------   ----------     --------      -------
  Net Expenses..............................................      12,865       11,065        1,977        1,012
                                                              ----------   ----------     --------      -------
  NET INVESTMENT INCOME (LOSS)..............................     247,912      156,898       37,228       23,465
                                                              ----------   ----------     --------      -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**............................     800,632      (11,728)      30,970       25,519
    Futures.................................................      14,271        8,027           --           --
    Foreign Currency Transactions...........................          --       (3,521)      (2,331)        (461)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............   2,137,765      986,251      153,107       28,041
    Futures.................................................       5,258        3,401           --           --
    Translation of Foreign Currency Denominated Amounts.....          --        1,063          682          (15)
                                                              ----------   ----------     --------      -------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...................   2,957,926      983,493      182,428       53,084
                                                              ----------   ----------     --------      -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $3,205,838   $1,140,391     $219,656      $76,549
                                                              ==========   ==========     ========      =======

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                    THE UNITED     THE
                                                     KINGDOM   CONTINENTAL THE CANADIAN              THE EMERGING
                                                      SMALL       SMALL       SMALL     THE EMERGING   MARKETS
                                                     COMPANY     COMPANY     COMPANY      MARKETS     SMALL CAP
                                                      SERIES     SERIES       SERIES       SERIES       SERIES
                                                    ---------- ----------- ------------ ------------ ------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
   $29, $6,775, $1,680, $5,475 and $4,297,
   respectively)#..................................  $ 35,116   $ 45,764     $ 9,568      $ 42,192     $ 39,086
  Income from Securities Lending...................       507      6,784       2,352         2,082       21,556
                                                     --------   --------     -------      --------     --------
     Total Investment Income.......................    35,623     52,548      11,920        44,274       60,642
                                                     --------   --------     -------      --------     --------
EXPENSES
  Investment Management Fees.......................       912      2,159         527         2,589        5,770
  Accounting & Transfer Agent Fees.................        44        104          24           124          138
  Custodian Fees...................................        49        317          30           981        1,433
  Shareholders' Reports............................         2          4           1             4            5
  Directors'/Trustees' Fees & Expenses.............         9         21           5            25           27
  Professional Fees................................        17         38           8            81           88
  Other............................................        31         76          14            81           93
                                                     --------   --------     -------      --------     --------
     Total Expenses................................     1,064      2,719         609         3,885        7,554
                                                     --------   --------     -------      --------     --------
  Fees Paid Indirectly (Note C)....................       (14)       (36)        (24)          (66)        (122)
                                                     --------   --------     -------      --------     --------
  Net Expenses.....................................     1,050      2,683         585         3,819        7,432
                                                     --------   --------     -------      --------     --------
  NET INVESTMENT INCOME (LOSS).....................    34,573     49,865      11,335        40,455       53,210
                                                     --------   --------     -------      --------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**...................    19,709     54,963         158       (19,021)      16,948
    Futures........................................        --         --          --         2,422        3,170
    Foreign Currency Transactions..................      (145)       360         100           111          758
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency......................................   301,413    658,587      27,773       474,245      527,025
    Futures........................................        --         --          --         1,674          752
    Translation of Foreign Currency Denominated
     Amounts.......................................       424         56           8           (54)         (67)
                                                     --------   --------     -------      --------     --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)..........   321,401    713,966      28,039       459,377      548,586
                                                     --------   --------     -------      --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS...................................  $355,974   $763,831     $39,374      $499,832     $601,796
                                                     ========   ========     =======      ========     ========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.

# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                            THE U.S. LARGE CAP      THE DFA INTERNATIONAL     THE JAPANESE SMALL
                                               VALUE SERIES              VALUE SERIES           COMPANY SERIES
                                         ------------------------  -----------------------  ----------------------
                                         SIX MONTHS       YEAR     SIX MONTHS      YEAR     SIX MONTHS     YEAR
                                            ENDED        ENDED        ENDED       ENDED        ENDED      ENDED
                                          APRIL 30,     OCT. 31,    APRIL 30,    OCT. 31,    APRIL 30,   OCT. 31,
                                            2017          2016        2017         2016        2017        2016
                                         -----------  -----------  -----------  ----------  ----------- ----------
                                         (UNAUDITED)               (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......... $   247,912  $   464,438  $   156,898  $  332,006  $   37,228  $   54,226
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........     800,632      567,193      (11,728)   (261,808)     30,970     122,152
    Futures.............................      14,271       21,037        8,027       5,988          --          --
    Foreign Currency
     Transactions.......................          --           --       (3,521)      5,590      (2,331)      2,170
    Forward Currency Contracts..........          --           --           --           8          --         (36)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and
     Foreign Currency...................   2,137,765      (57,128)     986,251     (32,753)    153,107     214,787
    Futures.............................       5,258       (3,872)       3,401        (852)         --          --
    Translation of Foreign Currency
     Denominated Amounts................          --           --        1,063        (908)        682        (688)
                                         -----------  -----------  -----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations........................   3,205,838      991,668    1,140,391      47,271     219,656     392,611
                                         -----------  -----------  -----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions.........................   1,266,304    1,812,211      706,688   1,394,282     120,920     224,138
  Withdrawals...........................    (668,117)    (981,368)    (370,607)   (939,918)    (95,013)   (115,843)
                                         -----------  -----------  -----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest..........     598,187      830,843      336,081     454,364      25,907     108,295
                                         -----------  -----------  -----------  ----------  ----------  ----------
     Total Increase (Decrease) in
      Net Assets........................   3,804,025    1,822,511    1,476,472     501,635     245,563     500,906
NET ASSETS
  Beginning of Period...................  20,916,568   19,094,057    9,729,540   9,227,905   3,132,594   2,631,688
                                         -----------  -----------  -----------  ----------  ----------  ----------
  End of Period......................... $24,720,593  $20,916,568  $11,206,012  $9,729,540  $3,378,157  $3,132,594
                                         ===========  ===========  ===========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                           THE ASIA PACIFIC SMALL  THE UNITED KINGDOM SMALL  THE CONTINENTAL SMALL
                                               COMPANY SERIES          COMPANY SERIES           COMPANY SERIES
                                           ----------------------  ----------------------   ----------------------
                                           SIX MONTHS     YEAR     SIX MONTHS      YEAR     SIX MONTHS     YEAR
                                              ENDED      ENDED        ENDED       ENDED        ENDED      ENDED
                                            APRIL 30,   OCT. 31,    APRIL 30,    OCT. 31,    APRIL 30,   OCT. 31,
                                              2017        2016        2017         2016        2017        2016
                                           ----------- ----------  -----------  ----------  ----------- ----------
                                           (UNAUDITED)             (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............ $   23,465  $   55,379  $   34,573   $   79,465  $   49,865  $   98,312
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........     25,519      (8,246)     19,709       71,244      54,963     122,507
    Futures...............................         --          --          --           --          --         687
    Foreign Currency Transactions.........       (461)        309        (145)      (1,277)        360        (394)
    Forward Currency Contracts............         --         (18)         --           --          --          (5)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................     28,041     168,801     301,413     (469,059)    658,587      27,064
    Futures...............................         --          --          --           --          --          19
    Translation of Foreign Currency
     Denominated Amounts..................        (15)         22         424         (215)         56         (32)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................     76,549     216,247     355,974     (319,842)    763,831     248,158
                                           ----------  ----------  ----------   ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................     48,524     137,711      90,326      112,811     101,189     441,553
  Withdrawals.............................    (39,705)    (26,496)     (7,069)    (193,617)    (48,979)   (195,529)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............      8,819     111,215      83,257      (80,806)     52,210     246,024
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................     85,368     327,462     439,231     (400,648)    816,041     494,182
NET ASSETS
  Beginning of Period.....................  1,555,736   1,228,274   1,683,465    2,084,113   4,147,925   3,653,743
                                           ----------  ----------  ----------   ----------  ----------  ----------
  End of Period........................... $1,641,104  $1,555,736  $2,122,696   $1,683,465  $4,963,966  $4,147,925
                                           ==========  ==========  ==========   ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                            THE CANADIAN SMALL    THE EMERGING MARKETS    THE EMERGING MARKETS
                                              COMPANY SERIES             SERIES             SMALL CAP SERIES
                                           --------------------  ----------------------  ----------------------
                                           SIX MONTHS    YEAR    SIX MONTHS     YEAR     SIX MONTHS     YEAR
                                              ENDED     ENDED       ENDED      ENDED        ENDED      ENDED
                                            APRIL 30,  OCT. 31,   APRIL 30,   OCT. 31,    APRIL 30,   OCT. 31,
                                              2017       2016       2017        2016        2017        2016
                                           ----------- --------  ----------- ----------  ----------- ----------
                                           (UNAUDITED)           (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............ $   11,335  $ 18,822  $   40,455  $  110,781  $   53,210  $  144,191
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........        158   (24,152)    (19,021)   (106,229)     16,948     140,851
    Futures...............................         --        --       2,422       5,752       3,170       4,055
    Foreign Currency Transactions.........        100       229         111         975         758         457
    Forward Currency Contracts............         --        --          --          (4)         --        (116)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................     27,773   135,836     474,245     512,891     527,025     400,224
    Futures...............................         --        --       1,674        (266)        752         289
    Translation of Foreign Currency
     Denominated Amounts..................          8        (6)        (54)        207         (67)        586
                                           ----------  --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................     39,374   130,729     499,832     524,107     601,796     690,537
                                           ----------  --------  ----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................    238,636   187,903     371,644     471,019     692,553     448,086
  Withdrawals.............................       (443)   (8,500)   (112,362)   (400,950)   (302,964)   (521,283)
                                           ----------  --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............    238,193   179,403     259,282      70,069     389,589     (73,197)
                                           ----------  --------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    277,567   310,132     759,114     594,176     991,385     617,340
NET ASSETS
  Beginning of Period.....................    933,264   623,132   4,997,731   4,403,555   5,515,647   4,898,307
                                           ----------  --------  ----------  ----------  ----------  ----------
  End of Period........................... $1,210,831  $933,264  $5,756,845  $4,997,731  $6,507,032  $5,515,647
                                           ==========  ========  ==========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $68, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                   THE U.S. LARGE CAP VALUE SERIES
                                           --------------------------------------------------------------------------------
                                             SIX MONTHS        YEAR         YEAR         YEAR         YEAR         YEAR
                                                ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                              APRIL 30,      OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                2017           2016         2015         2014         2013         2012
                                           --------------------------------------------------------------------------------
                                             (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------
Total Return..............................       15.29%(D)        4.75%        1.32%       15.67%       35.68%       18.31%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $24,720,593     $20,916,568  $19,094,057  $18,376,682  $14,838,988  $10,589,152
Ratio of Expenses to Average Net Assets...        0.11%(E)        0.11%        0.11%        0.11%        0.11%        0.12%
Ratio of Net Investment Income to Average
 Net Assets...............................        2.13%(E)        2.39%        2.20%        1.90%        1.98%        2.15%
Portfolio Turnover Rate...................           9%(D)          15%          16%          15%          15%          10%
---------------------------------------------------------------------------------------------------------------------------

                                                                 THE DFA INTERNATIONAL VALUE SERIES
                                           ------------------------------------------------------------------------------
                                             SIX MONTHS        YEAR         YEAR         YEAR        YEAR        YEAR
                                                ENDED         ENDED        ENDED        ENDED       ENDED       ENDED
                                              APRIL 30,      OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                2017           2016         2015         2014        2013        2012
                                           ------------------------------------------------------------------------------
                                             (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------
Total Return..............................       11.53%(D)      (0.10)%      (5.35)%      (0.72)%      28.18%       3.17%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $11,206,012     $9,729,540   $9,227,905   $9,343,666   $8,792,130  $7,238,249
Ratio of Expenses to Average Net Assets...        0.22%(E)       0.22%        0.22%        0.22%        0.22%       0.24%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).........        0.22%(E)       0.22%        0.22%        0.22%        0.22%       0.24%
Ratio of Net Investment Income to Average
 Net Assets...............................        3.02%(E)       3.72%        3.31%        4.50%        3.20%       3.75%
Portfolio Turnover Rate...................           8%(D)         17%          21%          17%          15%         14%
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                               THE JAPANESE SMALL COMPANY SERIES
                                           --------------------------------------------------------------------------
                                            SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR
                                               ENDED        ENDED       ENDED       ENDED       ENDED       ENDED
                                             APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                               2017          2016        2015        2014        2013        2012
                                           --------------------------------------------------------------------------
                                            (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------
Total Return..............................       7.11%(D)      14.53%       9.04%       2.46%      30.62%       0.54%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $3,378,157     $3,132,594  $2,631,688  $2,505,409  $2,281,624  $1,686,731
Ratio of Expenses to Average Net Assets...       0.13%(E)       0.13%       0.13%       0.13%       0.14%       0.15%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).........       0.13%(E)       0.13%       0.13%       0.13%       0.14%       0.15%
Ratio of Net Investment Income to Average
 Net Assets...............................       2.37%(E)       1.99%       1.69%       1.71%       1.87%       2.17%
Portfolio Turnover Rate...................          4%(D)         10%          6%          9%         16%          7%
---------------------------------------------------------------------------------------------------------------------

                                                              THE ASIA PACIFIC SMALL COMPANY SERIES
                                           ----------------------------------------------------------------------------
                                            SIX MONTHS       YEAR         YEAR         YEAR        YEAR        YEAR
                                               ENDED        ENDED        ENDED        ENDED       ENDED       ENDED
                                             APRIL 30,     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                               2017          2016         2015         2014        2013        2012
                                           ----------------------------------------------------------------------------
                                            (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
Total Return..............................       5.06%(D)      16.69%     (11.83)%      (3.46)%      10.97%       7.48%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $1,641,104     $1,555,736  $1,228,274   $1,453,786   $1,265,498  $1,003,860
Ratio of Expenses to Average Net Assets...       0.13%(E)       0.13%       0.13%        0.13%        0.15%       0.16%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).........       0.13%(E)       0.13%       0.13%        0.13%        0.15%       0.16%
Ratio of Net Investment Income to Average
 Net Assets...............................       3.03%(E)       4.00%       4.17%        3.96%        4.64%       4.26%
Portfolio Turnover Rate...................          8%(D)         10%          7%           7%           9%         18%
-----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                             THE UNITED KINGDOM SMALL COMPANY SERIES
                                           ---------------------------------------------------------------------------
                                            SIX MONTHS        YEAR        YEAR        YEAR        YEAR        YEAR
                                               ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                             APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                               2017           2016        2015        2014        2013        2012
                                           ---------------------------------------------------------------------------
                                            (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------
Total Return..............................      20.72%(D)     (15.82)%       9.95%       1.22%      37.42%      23.41%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $2,122,696     $1,683,465   $2,084,113  $1,995,898  $1,988,287  $1,464,838
Ratio of Expenses to Average Net Assets...       0.12%(E)       0.12%        0.11%       0.11%       0.12%       0.13%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).........       0.12%(E)       0.12%        0.11%       0.11%       0.12%       0.13%
Ratio of Net Investment Income to Average
 Net Assets...............................       3.79%(E)       4.36%        3.44%       2.98%       3.29%       3.37%
Portfolio Turnover Rate...................          3%(D)         15%          10%          8%         17%          6%
----------------------------------------------------------------------------------------------------------------------

                                                              THE CONTINENTAL SMALL COMPANY SERIES
                                           ---------------------------------------------------------------------------
                                            SIX MONTHS       YEAR        YEAR         YEAR        YEAR        YEAR
                                               ENDED        ENDED       ENDED        ENDED       ENDED       ENDED
                                             APRIL 30,     OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                               2017          2016        2015         2014        2013        2012
                                           ---------------------------------------------------------------------------
                                            (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------
Total Return..............................      18.38%(D)       6.10%       9.81%      (2.25)%      43.67%       2.29%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $4,963,966     $4,147,925  $3,653,743  $3,152,277   $3,217,766  $2,245,179
Ratio of Expenses to Average Net Assets...       0.12%(E)       0.13%       0.13%       0.13%        0.14%       0.16%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).........       0.13%(E)       0.13%       0.13%       0.13%        0.14%       0.16%
Ratio of Net Investment Income to Average
 Net Assets...............................       2.31%(E)       2.49%       2.44%       2.40%        2.67%       3.15%
Portfolio Turnover Rate...................          5%(D)          9%         14%         13%          13%          9%
----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                          THE CANADIAN SMALL COMPANY SERIES
                                                         -------------------------------------------------------------------
                                                           SIX MONTHS     YEAR       YEAR       YEAR      YEAR       YEAR
                                                             ENDED       ENDED      ENDED      ENDED     ENDED      ENDED
                                                           APRIL 30,    OCT. 31,   OCT. 31,   OCT. 31,  OCT. 31,   OCT. 31,
                                                              2017        2016       2015       2014      2013       2012
                                                         -------------------------------------------------------------------
                                                         (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------
Total Return............................................       5.00%(D)    20.77%   (25.00)%    (3.83)%     5.71%    (2.51)%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................... $1,210,831     $933,264  $623,132   $849,429   $741,204  $689,086
Ratio of Expenses to Average Net Assets.................       0.11%(E)     0.12%     0.12%      0.12%      0.13%     0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees
 Paid Indirectly).......................................       0.12%(E)     0.12%     0.12%      0.12%      0.13%     0.15%
Ratio of Net Investment Income to Average Net Assets....       2.15%(E)     2.52%     2.73%      2.42%      2.99%     2.29%
Portfolio Turnover Rate.................................          4%(D)        8%       18%         5%        14%       22%
----------------------------------------------------------------------------------------------------------------------------

                                                                   THE EMERGING MARKETS SERIES
                                           ---------------------------------------------------------------------------
                                             SIX MONTHS      YEAR         YEAR        YEAR        YEAR        YEAR
                                               ENDED        ENDED        ENDED       ENDED       ENDED       ENDED
                                             APRIL 30,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                2017         2016         2015        2014        2013        2012
                                           ---------------------------------------------------------------------------
                                           (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------
Total Return..............................       9.41%(D)      11.44%     (14.86)%       1.74%       6.99%       4.55%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $5,756,845     $4,997,731  $4,403,555   $4,185,451  $3,766,160  $2,913,307
Ratio of Expenses to Average Net Assets...       0.15%(E)       0.15%       0.16%        0.15%       0.16%       0.20%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).........       0.15%(E)       0.15%       0.16%        0.15%       0.16%       0.20%
Ratio of Net Investment Income to Average
 Net Assets...............................       1.56%(E)       2.45%       2.39%        2.51%       2.38%       2.55%
Portfolio Turnover Rate...................          1%(D)          5%          9%           5%          4%          5%
----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                              THE EMERGING MARKETS SMALL CAP SERIES
                                           ---------------------------------------------------------------------------
                                             SIX MONTHS      YEAR         YEAR        YEAR        YEAR        YEAR
                                               ENDED        ENDED        ENDED       ENDED       ENDED       ENDED
                                             APRIL 30,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                2017         2016         2015        2014        2013        2012
                                           ---------------------------------------------------------------------------
                                           (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------
Total Return..............................      10.08%(D)      14.45%      (9.42)%       5.60%       9.41%       7.19%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $6,507,032     $5,515,647  $4,898,307   $4,921,438  $4,091,523  $2,953,350
Ratio of Expenses to Average Net Assets...       0.26%(E)       0.26%       0.26%        0.26%       0.29%       0.36%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).........       0.26%(E)       0.26%       0.27%        0.26%       0.29%       0.36%
Ratio of Net Investment Income to Average
 Net Assets...............................       1.84%(E)       2.89%       2.62%        2.48%       2.37%       2.48%
Portfolio Turnover Rate...................          6%(D)         18%         18%           9%         11%         13%
----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   DOMESTIC EQUITY PORTFOLIO        INTERNATIONAL EQUITY PORTFOLIOS
   -------------------------        -------------------------------
   The U.S. Large Cap Value Series  The DFA International Value Series
                                    The Japanese Small Company Series
                                    The Asia Pacific Small Company Series
                                    The United Kingdom Small Company Series
                                    The Continental Small Company Series
                                    The Canadian Small Company Series
                                    The Emerging Markets Series
                                    The Emerging Markets Small Cap Series

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2017, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2017, the Series' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 The U.S. Large Cap Value Series......... 0.10%
                 The DFA International Value Series...... 0.20%
                 The Japanese Small Company Series....... 0.10%
                 The Asia Pacific Small Company Series... 0.10%
                 The United Kingdom Small Company Series. 0.10%
                 The Continental Small Company Series.... 0.10%
                 The Canadian Small Company Series....... 0.10%
                 The Emerging Markets Series............. 0.10%
                 The Emerging Markets Small Cap Series... 0.20%

EARNED INCOME CREDIT:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series' net assets. During the six months ended April 30, 2017, expenses reduced were as follows (amounts in thousands):

                                                       FEES PAID
                                                       INDIRECTLY
                                                       ----------
              The DFA International Value Series......    $292
              The Japanese Small Company Series.......      18
              The Asia Pacific Small Company Series...       8
              The United Kingdom Small Company Series.      14
              The Continental Small Company Series....      36
              The Canadian Small Company Series.......      24
              The Emerging Markets Series.............      66
              The Emerging Markets Small Cap Series...     122

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2017, the total related amounts paid by the Trust to the CCO were $42 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2017, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 The U.S. Large Cap Value Series......... $553
                 The DFA International Value Series......  354
                 The Japanese Small Company Series.......   85
                 The Asia Pacific Small Company Series...   44
                 The United Kingdom Small Company Series.   56
                 The Continental Small Company Series....  108
                 The Canadian Small Company Series.......   26
                 The Emerging Markets Series.............  138
                 The Emerging Markets Small Cap Series...  115

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2017, the Series' transactions related to investment securities, other than short-term securities and U.S. government securities (amounts in thousands), were as follows:

                                                  PURCHASES    SALES
                                                  ---------- ----------
         The U.S. Large Cap Value Series......... $2,909,117 $2,060,806
         The DFA International Value Series......  1,120,394    791,279
         The Japanese Small Company Series.......    178,785    127,844
         The Asia Pacific Small Company Series...    157,386    124,684
         The United Kingdom Small Company Series.    148,543     48,625
         The Continental Small Company Series....    306,903    225,291
         The Canadian Small Company Series.......    293,679     42,758
         The Emerging Markets Series.............    361,319     67,294
         The Emerging Markets Small Cap Series...    785,027    371,213

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    NET
                                                                                 UNREALIZED
                                          FEDERAL     UNREALIZED   UNREALIZED   APPRECIATION
                                          TAX COST   APPRECIATION DEPRECIATION (DEPRECIATION)
                                         ----------- ------------ ------------ --------------
The U.S. Large Cap Value Series......... $17,961,870  $8,223,481   $(495,529)    $7,727,952
The DFA International Value Series......  10,991,609   1,800,145    (823,925)       976,220
The Japanese Small Company Series.......   3,127,029     812,799    (235,276)       577,523
The Asia Pacific Small Company Series...   1,878,880     349,009    (371,474)       (22,465)
The United Kingdom Small Company Series.   1,865,624     524,507    (187,757)       336,750
The Continental Small Company Series....   4,328,294   1,676,933    (414,113)     1,262,820
The Canadian Small Company Series.......   1,622,593     160,757    (364,544)      (203,787)
The Emerging Markets Series.............   4,377,646   1,844,395    (320,049)     1,524,346
The Emerging Markets Small Cap Series...   6,281,544   1,505,625    (789,195)       716,430

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. FUTURES CONTRACTS: The Series noted below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2017, the following Series had outstanding futures contracts (dollar amounts in thousands):

                                                  EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                               DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                          ----------------------- ---------- --------- -------- ----------- ----------
The U.S. Large Cap Value
  Series................. S&P 500 Emini Index(R)   06/16/17    1,432   $170,444   $1,386      $7,160
                                                                       --------   ------      ------
                                                                       $170,444   $1,386      $7,160
                                                                       ========   ======      ======

                                                EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                             DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                       ------------------------ ---------- --------- -------- ----------- ----------
The DFA International
  Value Series........ MINI MSCI EAFE Index(R)   06/16/17     381    $ 34,743   $1,626      $2,995
The DFA International
  Value Series........ S&P 500 Emini Index(R)    06/16/17     619      73,677      923       1,700
                                                                     --------   ------      ------
                                                                     $108,420   $2,549      $4,695
                                                                     ========   ======      ======

                                               EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                            DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                      ------------------------ ---------- --------- -------- ----------- ----------
The Emerging Markets
  Series............. MINI MSCI EAFE Index(R)   06/16/17     559    $27,363    $1,208      $1,538
The Emerging Markets
  Series............. S&P 500 Emini Index(R)    06/16/17     135     16,068       200         255
                                                                    -------    ------      ------
                                                                    $43,431    $1,408      $1,793
                                                                    =======    ======      ======

                                               EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                            DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                      ------------------------ ---------- --------- -------- ----------- ----------
The Emerging Markets
  Small Cap Series... MINI MSCI EAFE Index(R)   06/16/17     650    $31,818    $  901      $1,818
The Emerging Markets
  Small Cap Series... S&P 500 Emini Index(R)    06/16/17     160     19,044       140         282
                                                                    -------    ------      ------
                                                                    $50,862    $1,041      $2,100
                                                                    =======    ======      ======

   3. FORWARD CURRENCY CONTRACTS: The International Equity Portfolios may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk).

   The decision to hedge a Series' currency exposure with respect to a foreign market will be based primarily on the Series' existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Series as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At April 30, 2017, the International Equity Portfolios had no outstanding forward currency contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2017 (amounts in thousands):

                                                       FUTURES
                                                       --------
                The U.S. Large Cap Value Series....... $161,124
                The DFA International Value Series....   87,112
                The Emerging Markets Series...........   41,128
                The Emerging Markets Small Cap Series.   39,989

   The following is a summary of the location of derivatives on the Series' Statements of Assets and Liabilities as of April 30, 2017:

                                            LOCATION ON THE
                                        STATEMENTS OF ASSETS AND
                                              LIABILITIES
                                        ------------------------
              DERIVATIVE TYPE              ASSET DERIVATIVES
              ---------------           ------------------------
              Equity contracts          Receivables: Futures
                                          Margin Variation

   The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of April 30, 2017 (amounts in thousands):

                                                ASSET DERIVATIVES VALUE
                                               -------------------------
                                                TOTAL VALUE
                                                     AT         EQUITY
                                               APRIL 30, 2017 CONTRACTS*
        -                                      -------------- ----------
        The U.S. Large Cap Value Series.......     $1,386       $1,386
        The DFA International Value Series....      2,549        2,549
        The Emerging Markets Series...........      1,408        1,408
        The Emerging Markets Small Cap Series.      1,041        1,041

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2017:

           DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES
           ---------------   --------------------------------------
           Equity contracts  Net Realized Gain (Loss) on: Futures
                             Change in Unrealized Appreciation
                               (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2017 (amounts in thousands):

                                                   REALIZED GAIN (LOSS) ON
                                                      DERIVATIVES
                                                   -----------------------
                                                                      EQUITY
                                                    TOTAL            CONTRACTS
                                                    -------          ---------
            The U.S. Large Cap Value Series....... $14,271            $14,271
            The DFA International Value Series....   8,027              8,027
            The Emerging Markets Series...........   2,422              2,422
            The Emerging Markets Small Cap Series.   3,170              3,170

                                                   CHANGE IN UNREALIZED
                                                   APPRECIATION (DEPRECIATION) ON
                                                      DERIVATIVES
                                                   -----------------------
                                                                      EQUITY
                                                    TOTAL            CONTRACTS
                                                    -------          ---------
            The U.S. Large Cap Value Series....... $ 5,258            $ 5,258
            The DFA International Value Series....   3,401              3,401
            The Emerging Markets Series...........   1,674              1,674
            The Emerging Markets Small Cap Series.     752                752

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   For the six months ended April 30, 2017, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                           WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                            AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                         INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                         ------------- ------------ ------------ -------- ---------------
The Japanese Small Company Series.......     1.16%       $25,222         1         $ 1        $25,222
The Asia Pacific Small Company Series...     1.30%           856         7          --          4,883
The Emerging Markets Series.............     1.66%         7,009         4           1          7,564
The Emerging Markets Small Cap Series...     1.16%        31,663         5           5         35,873

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2017, that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of April 30, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order''), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Series did not utilize the interfund lending program during the six months ended April 30, 2017.

I. AFFILIATED TRADES:

   Cross trades for the six months ended April 30, 2017, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2017, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

                                                                      REALIZED
PORTFOLIO                                          PURCHASES  SALES  GAIN (LOSS)
---------                                          --------- ------- -----------
The U.S. Large Cap Value Series................... $265,085  $95,910   $24,946
The DFA International Value Series................   69,722   26,653     3,611
The Japanese Small Company Series.................   10,372    5,027     1,664
The Asia Pacific Small Company Series.............   15,454   24,449    10,015
The Continental Small Company Series..............   20,078      413       226
The Canadian Small Company Series.................   28,182    3,735     1,778
The Emerging Markets Series.......................    3,304      584       (32)
The Emerging Markets Small Cap Series.............    1,567    2,795       (93)

J. SECURITIES LENDING:

   As of April 30, 2017, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. Government Agency Securities as follows (amounts in thousands):

                                                         MARKET
                                                         VALUE
                                                        --------
               The U.S. Large Cap Value Series......... $530,878
               The DFA International Value Series......   92,262
               The Japanese Small Company Series.......   18,295
               The Asia Pacific Small Company Series...   55,261
               The United Kingdom Small Company Series.    1,828
               The Continental Small Company Series....   16,574
               The Canadian Small Company Series.......    4,192
               The Emerging Markets Series.............  100,946
               The Emerging Markets Small Cap Series...  519,871

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2017:

                                             REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                           AS OF APRIL 30, 2017
                                         ---------------------------------------------------------
                                         OVERNIGHT AND            BETWEEN
                                          CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                         ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
THE U.S. LARGE CAP VALUE SERIES
Common Stocks, Rights/Warrants.......... $921,031,983     --         --         --    $921,031,983
THE DFA INTERNATIONAL VALUE SERIES
Common Stocks...........................  942,324,037     --         --         --     942,324,037
THE JAPANESE SMALL COMPANY SERIES
Common Stocks...........................  361,553,180     --         --         --     361,553,180
THE ASIA PACIFIC SMALL COMPANY SERIES
Common Stocks...........................  229,531,178     --         --         --     229,531,178
THE UNITED KINGDOM SMALL COMPANY SERIES
Common Stocks...........................  103,509,904     --         --         --     103,509,904
THE CONTINENTAL SMALL COMPANY SERIES
Common Stocks, Preferred Stocks, Rights/
  Warrants..............................  656,445,884     --         --         --     656,445,884
THE CANADIAN SMALL COMPANY SERIES
Common Stocks...........................  212,902,234     --         --         --     212,902,234
THE EMERGING MARKETS SERIES
Common Stocks, Preferred Stocks.........  206,409,543     --         --         --     206,409,543
THE EMERGING MARKETS SMALL CAP SERIES
Common Stocks, Rights/Warrants..........  572,784,566     --         --         --     572,784,566

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. OTHER:

   The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits").

The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States to review the Second Circuit's ruling, and that petition is pending. On January 6, 2017, the Court granted the shareholder defendant's motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it will certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants).

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                 SIX MONTHS ENDED APRIL 30, 2017
EXPENSE TABLES
                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         11/01/16  04/30/17    RATIO*   PERIOD*
                                         --------- --------- ---------- --------
DIMENSIONAL EMERGING MARKETS VALUE FUND
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,117.20    0.15%    $0.79
Hypothetical 5% Annual Return........... $1,000.00 $1,024.05    0.15%    $0.75

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on March 30, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
              Consumer Discretionary.......................   9.8%
              Consumer Staples.............................   3.7%
              Energy.......................................  13.5%
              Financials...................................  29.5%
              Health Care..................................   0.5%
              Industrials..................................   9.5%
              Information Technology.......................   9.3%
              Materials....................................  16.6%
              Real Estate..................................   3.8%
              Telecommunication Services...................   2.1%
              Utilities....................................   1.7%
                                                            -----
                                                            100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)


                                                                                      PERCENTAGE
                                                           SHARES       VALUE++     OF NET ASSETS**
                                                           ------       -------     ---------------
COMMON STOCKS -- (93.3%)
BRAZIL -- (4.5%)
    Banco do Brasil SA..................................  10,075,902 $  104,281,086            0.6%
#*  Petroleo Brasileiro SA Sponsored ADR................  13,222,607    119,135,689            0.7%
#   Vale SA Sponsored ADR...............................  15,719,950    134,877,171            0.8%
    Other Securities....................................                480,811,721            2.5%
                                                                     --------------           -----
TOTAL BRAZIL............................................                839,105,667            4.6%
                                                                     --------------           -----

CHILE -- (1.5%)
    Other Securities....................................                270,178,358            1.5%
                                                                     --------------           -----

CHINA -- (15.6%)
    Agricultural Bank of China, Ltd. Class H............ 193,470,000     89,187,746            0.5%
    Bank of China, Ltd. Class H......................... 530,032,817    256,383,559            1.4%
    China Construction Bank Corp. Class H............... 692,941,101    562,434,840            3.1%
#   China Petroleum & Chemical Corp. ADR................   1,186,244     96,524,658            0.5%
    China Petroleum & Chemical Corp. Class H............ 113,079,575     91,826,660            0.5%
#   China Unicom Hong Kong, Ltd. ADR....................   7,214,458     93,643,665            0.5%
    CNOOC, Ltd..........................................  94,928,000    110,742,711            0.6%
    Industrial & Commercial Bank of China, Ltd. Class H. 422,838,996    275,634,207            1.5%
    Other Securities....................................              1,327,183,029            7.4%
                                                                     --------------           -----
TOTAL CHINA.............................................              2,903,561,075           16.0%
                                                                     --------------           -----

COLOMBIA -- (0.2%)
    Other Securities....................................                 37,369,397            0.2%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................                 45,438,831            0.3%
                                                                     --------------           -----

GREECE -- (0.0%)
    Other Securities....................................                  5,026,537            0.0%
                                                                     --------------           -----

HONG KONG -- (0.0%)
    Other Securities....................................                    657,362            0.0%
                                                                     --------------           -----

HUNGARY -- (0.4%)
    Other Securities....................................                 75,633,104            0.4%
                                                                     --------------           -----

INDIA -- (13.2%)
    Axis Bank, Ltd......................................  10,438,329     82,548,856            0.5%
    ICICI Bank, Ltd. Sponsored ADR......................  15,273,207    130,891,384            0.7%
    JSW Steel, Ltd......................................  21,000,680     65,028,399            0.4%
    Larsen & Toubro, Ltd................................   2,848,876     77,425,164            0.4%
    Reliance Industries, Ltd............................  18,507,130    400,807,236            2.2%
    Tata Motors, Ltd....................................  14,885,959    106,304,729            0.6%
    Other Securities....................................              1,589,470,223            8.7%
                                                                     --------------           -----
TOTAL INDIA.............................................              2,452,475,991           13.5%
                                                                     --------------           -----

INDONESIA -- (2.8%)
    Bank Mandiri Persero Tbk PT.........................  91,588,731     80,150,276            0.5%
    Other Securities....................................                445,358,921            2.4%
                                                                     --------------           -----
TOTAL INDONESIA.........................................                525,509,197            2.9%
                                                                     --------------           -----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                      PERCENTAGE
                                                           SHARES       VALUE++     OF NET ASSETS**
                                                           ------       -------     ---------------
MALAYSIA -- (3.2%)
    Other Securities....................................             $  597,862,018            3.3%
                                                                     --------------           -----

MEXICO -- (4.5%)
*   Cemex S.A.B. de C.V. Sponsored ADR..................  12,864,884    118,614,231            0.7%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................   1,385,477    124,748,349            0.7%
    Grupo Financiero Banorte S.A.B. de C.V. Class O.....  20,219,961    116,688,839            0.7%
    Grupo Mexico S.A.B. de C.V. Series B................  37,181,013    108,648,094            0.6%
    Other Securities....................................                361,580,642            1.9%
                                                                     --------------           -----
TOTAL MEXICO............................................                830,280,155            4.6%
                                                                     --------------           -----

PHILIPPINES -- (1.1%)
    Other Securities....................................                196,045,242            1.1%
                                                                     --------------           -----

POLAND -- (1.7%)
    Polski Koncern Naftowy Orlen SA.....................   2,865,816     85,646,571            0.5%
    Other Securities....................................                223,047,825            1.2%
                                                                     --------------           -----
TOTAL POLAND............................................                308,694,396            1.7%
                                                                     --------------           -----

RUSSIA -- (1.9%)
    Gazprom PJSC Sponsored ADR..........................  46,263,845    219,639,871            1.2%
    Lukoil PJSC Sponsored ADR...........................   1,526,223     75,756,583            0.4%
    Other Securities....................................                 57,956,629            0.3%
                                                                     --------------           -----
TOTAL RUSSIA............................................                353,353,083            1.9%
                                                                     --------------           -----

SOUTH AFRICA -- (6.6%)
    MTN Group, Ltd......................................  12,557,642    118,761,642            0.7%
#   Sasol, Ltd..........................................   4,145,981    127,052,974            0.7%
#   Standard Bank Group, Ltd............................  16,569,484    183,997,209            1.0%
#   Steinhoff International Holdings NV.................  24,951,223    126,929,236            0.7%
    Other Securities....................................                673,803,118            3.7%
                                                                     --------------           -----
TOTAL SOUTH AFRICA......................................              1,230,544,179            6.8%
                                                                     --------------           -----

SOUTH KOREA -- (15.9%)
    Hana Financial Group, Inc...........................   3,032,933    104,166,099            0.6%
    Hyundai Mobis Co., Ltd..............................     577,165    112,559,026            0.6%
    Hyundai Motor Co....................................   1,860,186    235,270,558            1.3%
#   KB Financial Group, Inc. ADR........................   2,938,163    127,721,945            0.7%
    Kia Motors Corp.....................................   3,369,529    103,144,562            0.6%
#   LG Electronics, Inc.................................   1,692,217    102,723,685            0.6%
    POSCO...............................................     567,616    134,004,439            0.8%
#   POSCO Sponsored ADR.................................   1,500,406     88,553,962            0.5%
    Shinhan Financial Group Co., Ltd....................   3,333,356    139,172,276            0.8%
    SK Innovation Co., Ltd..............................     879,496    131,946,353            0.7%
    Other Securities....................................              1,666,798,598            9.0%
                                                                     --------------           -----
TOTAL SOUTH KOREA.......................................              2,946,061,503           16.2%
                                                                     --------------           -----

TAIWAN -- (15.8%)
#   First Financial Holding Co., Ltd.................... 144,043,234     87,846,321            0.5%
#   Fubon Financial Holding Co., Ltd....................  85,935,471    134,525,353            0.8%
    Hon Hai Precision Industry Co., Ltd.................  26,120,240     85,495,761            0.5%
#   Innolux Corp........................................ 150,377,544     70,187,402            0.4%
#   Mega Financial Holding Co., Ltd..................... 127,434,796    102,304,284            0.6%
#   Pegatron Corp.......................................  25,738,998     75,803,396            0.4%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                          PERCENTAGE
                                              SHARES        VALUE++     OF NET ASSETS**
                                              ------        -------     ---------------
TAIWAN -- (Continued)
#     United Microelectronics Corp......... 214,984,681 $    85,938,229            0.5%
      Other Securities.....................               2,291,586,368           12.5%
                                                        ---------------          ------
TOTAL TAIWAN...............................               2,933,687,114           16.2%
                                                        ---------------          ------

THAILAND -- (2.9%)
      PTT PCL..............................  18,654,500     209,788,971            1.2%
      Other Securities.....................                 323,336,437            1.7%
                                                        ---------------          ------
TOTAL THAILAND.............................                 533,125,408            2.9%
                                                        ---------------          ------

TURKEY -- (1.3%)
      Other Securities.....................                 247,680,274            1.4%
                                                        ---------------          ------
TOTAL COMMON STOCKS........................              17,332,288,891           95.5%
                                                        ---------------          ------

PREFERRED STOCKS -- (3.1%)
BRAZIL -- (3.0%)
#*    Petroleo Brasileiro SA Sponsored ADR.  17,415,408     152,036,512            0.8%
      Vale SA..............................  21,243,518     175,754,882            1.0%
#     Vale SA Sponsored ADR................   9,567,563      78,549,692            0.4%
      Other Securities.....................                 148,725,568            0.9%
                                                        ---------------          ------
TOTAL BRAZIL...............................                 555,066,654            3.1%
                                                        ---------------          ------

COLOMBIA -- (0.1%)
      Other Securities.....................                  16,006,778            0.1%
                                                        ---------------          ------

INDIA -- (0.0%)
      Other Securities.....................                   3,115,353            0.0%
                                                        ---------------          ------
TOTAL PREFERRED STOCKS.....................                 574,188,785            3.2%
                                                        ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
      Other Securities.....................                      66,557            0.0%
                                                        ---------------          ------

MALAYSIA -- (0.0%)
      Other Securities.....................                     666,601            0.0%
                                                        ---------------          ------

PHILIPPINES -- (0.0%)
      Other Securities.....................                      10,735            0.0%
                                                        ---------------          ------

TAIWAN -- (0.0%)
      Other Securities.....................                     559,297            0.0%
                                                        ---------------          ------
TOTAL RIGHTS/WARRANTS......................                   1,303,190            0.0%
                                                        ---------------          ------
TOTAL INVESTMENT SECURITIES................              17,907,780,866
                                                        ---------------

                                                            VALUE+
                                                -           ------
SECURITIES LENDING COLLATERAL -- (3.6%)
(S)@  DFA Short Term Investment Fund.......  58,485,898     676,857,303            3.7%
                                                        ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $17,425,494,539).................               $18,584,638,169          102.4%
                                                        ===============          ======

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

Summary of the Fund's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               -------------- --------------- ------- ---------------
Common Stocks
  Brazil...................... $  839,105,667              --   --    $   839,105,667
  Chile.......................     76,990,845 $   193,187,513   --        270,178,358
  China.......................    254,898,716   2,648,662,359   --      2,903,561,075
  Colombia....................     37,369,397              --   --         37,369,397
  Czech Republic..............             --      45,438,831   --         45,438,831
  Greece......................             --       5,026,537   --          5,026,537
  Hong Kong...................             --         657,362   --            657,362
  Hungary.....................             --      75,633,104   --         75,633,104
  India.......................    159,688,869   2,292,787,122   --      2,452,475,991
  Indonesia...................      2,902,682     522,606,515   --        525,509,197
  Malaysia....................        102,312     597,759,706   --        597,862,018
  Mexico......................    830,280,155              --   --        830,280,155
  Philippines.................             --     196,045,242   --        196,045,242
  Poland......................             --     308,694,396   --        308,694,396
  Russia......................     35,825,591     317,527,492   --        353,353,083
  South Africa................    123,948,223   1,106,595,956   --      1,230,544,179
  South Korea.................    331,918,753   2,614,142,750   --      2,946,061,503
  Taiwan......................     38,315,239   2,895,371,875   --      2,933,687,114
  Thailand....................    533,100,807          24,601   --        533,125,408
  Turkey......................             --     247,680,274   --        247,680,274
Preferred Stocks
  Brazil......................    555,066,654              --   --        555,066,654
  Colombia....................     16,006,778              --   --         16,006,778
  India.......................             --       3,115,353   --          3,115,353
Rights/Warrants
  Brazil......................             --          66,557   --             66,557
  Malaysia....................             --         666,601   --            666,601
  Philippines.................             --          10,735   --             10,735
  Taiwan......................             --         559,297   --            559,297
Securities Lending Collateral.             --     676,857,303   --        676,857,303
Futures Contracts**...........      2,820,931              --   --          2,820,931
                               -------------- ---------------   --    ---------------
TOTAL......................... $3,838,341,619 $14,749,117,481   --    $18,587,459,100
                               ============== ===============   ==    ===============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

ASSETS:
Investments at Value (including $1,086,158 of securities on loan)*............................. $17,907,781
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $676,750).     676,857
Segregated Cash for Futures Contracts..........................................................       6,240
Foreign Currencies at Value....................................................................     180,229
Cash...........................................................................................      50,161
Receivables:
  Investment Securities Sold...................................................................      53,695
  Dividends, Interest and Tax Reclaims.........................................................      14,605
  Securities Lending Income....................................................................       2,578
Unrealized Gain on Foreign Currency Contracts..................................................           1
Prepaid Expenses and Other Assets..............................................................          18
                                                                                                -----------
     Total Assets..............................................................................  18,892,165
                                                                                                -----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.............................................................     676,726
  Investment Securities Purchased..............................................................      56,652
  Due to Advisor...............................................................................       1,482
  Futures Margin Variation.....................................................................         169
Unrealized Loss on Foreign Currency Contracts..................................................           2
Accrued Expenses and Other Liabilities.........................................................       1,475
                                                                                                -----------
     Total Liabilities.........................................................................     736,506
                                                                                                -----------
NET ASSETS..................................................................................... $18,155,659
                                                                                                ===========
Investments at Cost............................................................................ $16,748,744
                                                                                                ===========
Foreign Currencies at Cost..................................................................... $   180,333
                                                                                                ===========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

  INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld of $16,643)#......... $  137,131
    Income from Securities Lending................................     11,769
                                                                   ----------
       Total Investment Income....................................    148,900
                                                                   ----------
  EXPENSES
    Investment Management Fees....................................      8,431
    Accounting & Transfer Agent Fees..............................        413
    Custodian Fees................................................      3,530
    Shareholders' Reports.........................................         16
    Directors'/Trustees' Fees & Expenses..........................         81
    Professional Fees.............................................        282
    Other.........................................................        296
                                                                   ----------
       Total Expenses.............................................     13,049
                                                                   ----------
    Fees Paid Indirectly (Note C).................................       (160)
                                                                   ----------
    Net Expenses..................................................     12,889
                                                                   ----------
    NET INVESTMENT INCOME (LOSS)..................................    136,011
                                                                   ----------
  REALIZED AND UNREALIZED GAIN (LOSS)
    Net Realized Gain (Loss) on:
      Investment Securities Sold*.................................   (437,219)
      Futures.....................................................      8,492
      Foreign Currency Transactions...............................      3,631
    Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency..................  2,196,324
      Futures.....................................................      3,216
      Translation of Foreign Currency Denominated Amounts.........        (58)
                                                                   ----------
    NET REALIZED AND UNREALIZED GAIN (LOSS).......................  1,774,386
                                                                   ----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS. $1,910,397
                                                                   ==========

----------
* Net of foreign capital gain taxes withheld of $0.

# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                           DIMENSIONAL EMERGING
                                                                            MARKETS VALUE FUND
-                                                                        ------------------------
                                                                         SIX MONTHS       YEAR
                                                                            ENDED        ENDED
                                                                          APRIL 30,     OCT. 31,
                                                                            2017          2016
-                                                                        -----------  -----------
                                                                         (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................................... $   136,011  $   407,052
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........................................    (437,219)     (88,448)
    Futures.............................................................       8,492       11,480
    Foreign Currency Transactions.......................................       3,631        3,764
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................   2,196,324    1,983,912
    Futures.............................................................       3,216         (395)
    Translation of Foreign Currency Denominated Amounts.................         (58)          48
                                                                         -----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from Operations....   1,910,397    2,317,413
                                                                         -----------  -----------
Transactions in Interest:
  Contributions.........................................................     510,972    1,192,055
  Withdrawals...........................................................    (913,217)  (1,950,019)
                                                                         -----------  -----------
     Net Increase (Decrease) from Transactions in Interest..............    (402,245)    (757,964)
                                                                         -----------  -----------
     Total Increase (Decrease) in Net Assets............................   1,508,152    1,559,449
NET ASSETS
  Beginning of Period...................................................  16,647,507   15,088,058
  End of Period......................................................... $18,155,659  $16,647,507
                                                                         ===========  ===========

----------
* Net of foreign capital gain taxes withheld of $0 and $145, respectively.

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND+

                             FINANCIAL HIGHLIGHTS


                                                              DIMENSIONAL EMERGING MARKETS VALUE FUND
                                         ---------------------------------------------------------------------------------
                                           SIX MONTHS        YEAR         YEAR          YEAR          YEAR         YEAR
                                             ENDED          ENDED        ENDED         ENDED         ENDED        ENDED
                                           APRIL 30,       OCT. 31,     OCT. 31,      OCT. 31,      OCT. 31,     OCT. 31,
                                              2017           2016         2015          2014          2013         2012
                                         ----------------------------------------------------------------------------------
                                         (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------
Total Return............................       11.72%(D)       15.80%      (17.95)%       (1.09)%        8.43%        1.10%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $18,155,659     $16,647,507  $15,088,058   $18,927,517   $19,427,286  $16,884,322
Ratio of Expenses to Average Net Assets.        0.15%(E)        0.16%        0.15%         0.15%         0.16%        0.20%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).......        0.15%(E)        0.16%        0.15%         0.15%         0.16%        0.20%
Ratio of Net Investment Income to
 Average Net Assets.....................        1.61%(E)        2.72%        2.54%         2.76%         2.32%        2.43%
Portfolio Turnover Rate.................           7%(D)          12%          14%           12%            6%           8%
---------------------------------------------------------------------------------------------------------------------------

+ See Note A in the Notes to Financial Statements.

See page 1 for Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies." The Fund consists of one series.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Fund.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses. At April 30, 2017, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $561 (in thousands).

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2017, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund. For the six months ended April 30, 2017, the Fund's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

EARNED INCOME CREDIT:

   In addition, Fund has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund's net assets. During the six months ended April 30, 2017, expenses reduced were $160 (amount in thousands).

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2017, the total related amounts paid by the Fund to the CCO were $8 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2017, the Fund's transactions related to investment securities, other than short-term securities and U.S. government securities (amounts in thousands), were as follows:

                                                  PURCHASES    SALES
         -                                        ---------- ----------
         Dimensional Emerging Markets Value Fund. $1,219,041 $1,527,058

   There were no purchases or sales of long-term U.S. government securities.

E. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    NET
                                                                                 UNREALIZED
                                          FEDERAL     UNREALIZED   UNREALIZED   APPRECIATION
                                          TAX COST   APPRECIATION DEPRECIATION (DEPRECIATION)
                                         ----------- ------------ ------------ --------------
Dimensional Emerging Markets Value Fund. $17,425,495  $3,480,970  $(2,321,827)   $1,159,143

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Fund.

   2. FUTURES CONTRACTS: The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2017, the Fund had the following outstanding futures contracts (dollar amounts in thousands):

                                               EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                            DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                      ------------------------ ---------- --------- -------- ----------- ----------
Dimensional Emerging
  Markets Value Fund. MINI MSCI EAFE Index(R)   06/16/17     650    $ 31,818   $1,478      $3,269
Dimensional Emerging
  Markets Value Fund. S&P 500 Emini Index(R)    06/16/17     988     117,596    1,343       2,971
                                                                    --------   ------      ------
                                                                    $149,414   $2,821      $6,240
                                                                    ========   ======      ======

   Securities have been segregated as collateral for open futures contracts.

   3. FORWARD CURRENCY CONTRACTS: The Fund may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Fund's currency exposure with respect to a foreign market will be based primarily on the Fund's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Fund as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At April 30, 2017, the Fund had no outstanding forward currency contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2017:

                                                         FUTURES
                                                         -------
                Dimensional Emerging Markets Value Fund. $86,583

   The following is a summary of the location of derivatives on the Fund's Statements of Assets and Liabilities as of April 30, 2017:

                                            LOCATION ON THE
                                        STATEMENTS OF ASSETS AND
                                              LIABILITIES
                                        ------------------------
              DERIVATIVE TYPE              ASSET DERIVATIVES
              ---------------           ------------------------
              Equity contracts          Receivables: Futures
                                          Margin Variation

   The following is a summary of the Fund's derivative instrument holdings categorized by primary risk exposure as of April 30, 2017 (amounts in thousands):

                                                 ASSET DERIVATIVES VALUE
                                                -------------------------
                                                 TOTAL VALUE
                                                      AT         EQUITY
                                                APRIL 30, 2017 CONTRACTS*
                                                -------------- ----------
       Dimensional Emerging Markets Value Fund.     $2,821....   $2,821

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Fund's Statements of Operations of realized and change in unrealized gains and losses from the Fund's derivative instrument holdings through the six months ended April 30, 2017:

    DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES
    ---------------   --------------------------------------
    Equity contracts  Net Realized Gain (Loss) on: Futures
                      Change in Unrealized Appreciation (Depreciation) of:
                      Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Fund's derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2017 (amounts in thousands):

                                                    REALIZED GAIN (LOSS) ON
                                                      DERIVATIVES
                                                    -----------------------
                                                                       EQUITY
                                                    TOTAL             CONTRACTS
                                                      ------          ---------
           Dimensional Emerging Markets Value Fund. $8,492             $8,492

                                                    CHANGE IN UNREALIZED
                                                    APPRECIATION (DEPRECIATION) ON
                                                      DERIVATIVES
                                                    -----------------------
                                                                       EQUITY
                                                    TOTAL             CONTRACTS
                                                      ------          ---------
           Dimensional Emerging Markets Value Fund. $3,216             $3,216

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   For the six months ended April 30, 2017, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                      WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                       AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                    INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                    ------------- ------------ ------------ -------- ---------------
Dimensional Emerging Markets Value
  Fund.............................     1.28%       $17,757         17        $10        $82,809

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2017, that the Fund's available line of credit was utilized.

   There were no outstanding borrowings by the Fund under the lines of credit as of April 30, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Fund did not utilize the interfund lending program during the six months ended April 30, 2017.

H. AFFILIATED TRADES:

   Cross trades for the six months ended April 30, 2017, if any, were executed by the Fund pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2017, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

                                                                 REALIZED
     PORTFOLIO                                PURCHASES  SALES  GAIN (LOSS)
     ---------                                --------- ------- -----------
     Dimensional Emerging Markets Value Fund.   $909    $17,110   $6,557

I. SECURITIES LENDING:

   As of April 30, 2017, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The non-cash collateral includes short and/or long term U.S. Treasuries and U.S. Government Agency Securities with a market value of $518,098 (amount in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount
(i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2017:

                                     REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                   AS OF APRIL 30, 2017
                                 ---------------------------------------------------------
                                 OVERNIGHT AND            BETWEEN
                                  CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                 ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
DIMENSIONAL EMERGING MARKETS VALUE FUND
Common Stocks, Preferred Stocks. $676,857,303     --         --         --    $676,857,303

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Fund through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

              BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

   At the Board meeting held on December 14-15, 2016 (the "Meeting"), the
Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the "Board") considered the continuation of the investment management agreements for each portfolio/series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment global advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

                                                               DFA043017-001S
 [LOGO]                                                              00194739

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. INVESTMENTS.

(a) The Registrant's schedule of investments is provided below.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                                              PERCENTAGE
                                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                                    ---------- ------------ ---------------
COMMON STOCKS -- (93.3%)
BRAZIL -- (4.5%)
                  Aliansce Shopping Centers SA                                         796,814 $  3,783,175             0.0%
*                 B2W Cia Digital(BDFZQZ7)                                              62,281      257,636             0.0%
*                 B2W Cia Digital(B1LH3Y1)                                             193,900      817,373             0.0%
                  Banco Alfa de Investimento SA                                         55,600       84,783             0.0%
                  Banco do Brasil SA                                                10,075,902  104,281,086             0.6%
                  Banco Santander Brasil SA                                            309,289    2,671,888             0.0%
                  BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros            3,478,784   20,835,111             0.1%
*                 Brasil Brokers Participacoes SA                                    1,311,600      673,558             0.0%
                  BrasilAgro - Co. Brasileira de Propriedades Agricolas                 80,384      323,912             0.0%
                  BTG Pactual Group                                                    311,833    1,826,368             0.0%
*                 Cia Siderurgica Nacional SA                                        3,185,998    7,779,173             0.1%
*                 Cosan Logistica SA                                                    10,200       21,210             0.0%
                  Cosan SA Industria e Comercio                                        906,702   10,600,876             0.1%
                  Cyrela Brazil Realty SA Empreendimentos e Participacoes            3,653,917   15,195,635             0.1%
                  Direcional Engenharia SA                                           1,671,461    3,212,272             0.0%
                  Duratex SA                                                         4,102,626   11,542,493             0.1%
                  Embraer SA                                                         1,491,262    7,216,580             0.0%
                  Embraer SA ADR                                                       718,303   13,791,418             0.1%
                  Estacio Participacoes SA                                             287,131    1,612,938             0.0%
*                 Eternit SA                                                           495,402      201,342             0.0%
                  Even Construtora e Incorporadora SA                                4,637,030    6,486,480             0.0%
                  Ez Tec Empreendimentos e Participacoes SA                          1,203,537    7,704,940             0.0%
                  Fibria Celulose SA                                                 1,760,576   16,307,536             0.1%
#                 Fibria Celulose SA Sponsored ADR                                   3,113,211   28,579,277             0.2%
                  GAEC Educacao SA                                                      67,900      286,656             0.0%
#                 Gafisa SA ADR                                                        169,012    1,923,354             0.0%
                  Gerdau SA                                                          1,829,163    5,572,693             0.0%
#                 Gerdau SA Sponsored ADR                                           12,742,387   38,864,280             0.2%
                  Guararapes Confeccoes SA                                              60,000    1,692,034             0.0%
                  Helbor Empreendimentos SA                                          1,782,686    1,420,959             0.0%
                  Hypermarcas SA                                                       471,782    4,468,035             0.0%
*                 International Meal Co. Alimentacao SA                                333,500      643,033             0.0%
                  Iochpe Maxion SA                                                   1,688,293    8,888,132             0.1%
                  JBS SA                                                            12,439,175   40,248,366             0.2%
*                 JHSF Participacoes SA                                              1,170,474      892,408             0.0%
                  Kepler Weber SA                                                       12,200       96,399             0.0%
                  Kroton Educacional SA                                             12,131,927   57,142,234             0.3%
*                 Magnesita Refratarios SA                                             643,250    5,502,194             0.0%
*                 Marisa Lojas SA                                                        6,200       16,310             0.0%
*                 Mills Estruturas e Servicos de Engenharia SA                         627,446      689,903             0.0%
                  MRV Engenharia e Participacoes SA                                  6,416,057   32,221,278             0.2%
                  Paranapanema SA                                                    3,289,143    1,347,139             0.0%
*                 Petro Rio SA                                                           7,600      104,109             0.0%
*                 Petroleo Brasileiro SA                                             6,091,883   27,560,826             0.2%
#*                Petroleo Brasileiro SA Sponsored ADR                              13,222,607  119,135,689             0.7%
                  Porto Seguro SA                                                      613,581    5,551,912             0.0%
*                 Profarma Distribuidora de Produtos Farmaceuticos SA                   33,800      118,735             0.0%
                  QGEP Participacoes SA                                              1,408,166    2,821,611             0.0%
                  Rodobens Negocios Imobiliarios SA                                    208,475      372,083             0.0%
*                 Rumo SA                                                            2,036,465    5,601,153             0.0%
*                 Santos Brasil Participacoes SA                                     1,106,000      818,859             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                               PERCENTAGE
                                                                                      SHARES      VALUE++    OF NET ASSETS**
                                                                                    ----------- ------------ ---------------
BRAZIL -- (Continued)
                  Sao Carlos Empreendimentos e Participacoes SA                          56,800 $    581,412             0.0%
                  SLC Agricola SA                                                       941,091    5,811,308             0.0%
*                 Springs Global Participacoes SA                                        10,800       30,521             0.0%
                  Sul America SA                                                      2,156,138   11,405,478             0.1%
                  Technos SA                                                             39,400       55,859             0.0%
                  Tecnisa SA(B1N9YM0)                                                 2,321,700    2,077,355             0.0%
*                 Tecnisa SA(BYQ1XZ0)                                                   533,975      477,777             0.0%
                  TPI - Triunfo Participacoes e Investimentos SA                        459,400      555,787             0.0%
                  Tupy SA                                                                34,104      163,856             0.0%
*                 Usinas Siderurgicas de Minas Gerais SA                                524,300    1,450,309             0.0%
                  Vale SA                                                             5,590,234   48,381,005             0.3%
#                 Vale SA Sponsored ADR                                              15,719,950  134,877,171             0.8%
                  Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
                    Identificacao SA                                                     13,900       98,315             0.0%
                  Via Varejo SA(BGSHPP4)                                                824,559    3,093,996             0.0%
                  Via Varejo SA(B7VY430)                                                167,924      238,074             0.0%
                                                                                                ------------ ---------------
TOTAL BRAZIL                                                                                     839,105,667             4.6%
                                                                                                ------------ ---------------
CHILE -- (1.5%)
                  Besalco SA                                                            373,437      236,438             0.0%
                  CAP SA                                                                827,617    8,643,146             0.1%
                  Cementos BIO BIO SA                                                   665,307      907,579             0.0%
                  Cencosud SA                                                        11,043,156   31,440,912             0.2%
                  Cencosud SA ADR                                                        56,591      482,155             0.0%
*                 Cia Sud Americana de Vapores SA                                    73,319,581    2,855,048             0.0%
                  Cristalerias de Chile SA                                              264,624    2,671,945             0.0%
                  Embotelladora Andina SA Class A ADR                                     2,797       64,331             0.0%
*                 Empresa Nacional de Telecomunicaciones SA                             105,838    1,268,435             0.0%
                  Empresas CMPC SA                                                   17,265,339   40,116,977             0.2%
                  Empresas COPEC SA                                                   2,884,318   32,167,494             0.2%
                  Empresas Hites SA                                                   1,868,082    1,967,623             0.0%
*                 Empresas La Polar SA                                                3,788,140      266,668             0.0%
                  Enel Americas SA                                                   10,922,839    2,169,292             0.0%
                  Enel Americas SA Sponsored ADR                                      3,841,992   38,074,141             0.2%
                  Enel Chile SA(BYMLZD6)                                              4,938,832      545,143             0.0%
                  Enel Chile SA(29278D105)                                            4,240,020   23,150,509             0.1%
                  Grupo Security SA                                                   1,183,304      418,457             0.0%
                  Inversiones Aguas Metropolitanas SA                                 5,078,398    8,030,304             0.1%
#                 Itau CorpBanca(45033E105)                                               1,000       13,720             0.0%
                  Itau CorpBanca(BYT25P4)                                           606,187,352    5,525,518             0.0%
*                 Latam Airlines Group SA                                             2,156,062   27,189,733             0.2%
#                 Latam Airlines Group SA Sponsored ADR                               1,200,157   15,205,989             0.1%
                  Masisa SA                                                          44,310,659    2,873,779             0.0%
                  PAZ Corp. SA                                                        2,189,657    2,444,714             0.0%
                  Ripley Corp. SA                                                    12,474,248    9,047,820             0.1%
                  Salfacorp SA                                                        2,945,496    3,398,522             0.0%
                  Sigdo Koppers SA                                                       87,684      125,727             0.0%
                  Sociedad Matriz SAAM SA                                            53,032,417    5,202,390             0.0%
                  Socovesa SA                                                         5,821,469    2,527,323             0.0%
                  Vina Concha y Toro SA                                                 711,174    1,146,526             0.0%
                                                                                                ------------ ---------------
TOTAL CHILE                                                                                      270,178,358             1.5%
                                                                                                ------------ ---------------

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                               PERCENTAGE
                                                                                      SHARES      VALUE++    OF NET ASSETS**
                                                                                    ----------- ------------ ---------------
CHINA -- (15.6%)
                  361 Degrees International, Ltd.                                     6,846,000 $  2,302,730             0.0%
#                 Agile Group Holdings, Ltd.                                         19,338,999   17,284,831             0.1%
                  Agricultural Bank of China, Ltd. Class H                          193,470,000   89,187,746             0.5%
                  Air China, Ltd. Class H                                             2,930,000    2,590,569             0.0%
                  Ajisen China Holdings, Ltd.                                           818,000      361,431             0.0%
*                 Aluminum Corp. of China, Ltd. ADR                                      42,385      523,455             0.0%
                  AMVIG Holdings, Ltd.                                                5,381,100    1,797,108             0.0%
#*                Angang Steel Co., Ltd. Class H                                      7,634,640    5,123,901             0.0%
#                 Anhui Conch Cement Co., Ltd. Class H                                  862,500    3,016,208             0.0%
#*                Anton Oilfield Services Group                                       4,538,000      494,624             0.0%
*                 Anxin-China Holdings, Ltd.                                          6,152,000       57,104             0.0%
#                 Asia Cement China Holdings Corp.                                    6,621,000    2,144,478             0.0%
#*                Asian Citrus Holdings, Ltd.                                         4,633,000      134,016             0.0%
                  AVIC International Holdings, Ltd. Class H                           3,214,000    1,701,161             0.0%
                  Bank of China, Ltd. Class H                                       530,032,817  256,383,559             1.4%
                  Bank of Chongqing Co., Ltd. Class H                                   784,000      655,270             0.0%
                  Bank of Communications Co., Ltd. Class H                           46,469,574   35,731,326             0.2%
                  Baoye Group Co., Ltd. Class H                                       2,841,120    2,096,665             0.0%
#                 BBMG Corp. Class H                                                 13,302,000    7,112,499             0.1%
#                 Beijing Capital Land, Ltd. Class H                                  9,861,060    4,787,076             0.0%
#                 Beijing Enterprises Holdings, Ltd.                                  2,773,000   13,535,655             0.1%
#                 Beijing North Star Co., Ltd. Class H                                2,986,000    1,154,324             0.0%
                  Belle International Holdings, Ltd.                                  3,180,000    2,442,240             0.0%
#*                Boer Power Holdings, Ltd.                                           1,115,000      379,460             0.0%
                  Bosideng International Holdings, Ltd.                               9,580,000      775,148             0.0%
                  BYD Electronic International Co., Ltd.                              5,288,136    8,071,236             0.1%
#                 C C Land Holdings, Ltd.                                            26,659,429    6,814,951             0.1%
                  Carrianna Group Holdings Co., Ltd.                                  3,880,391      398,945             0.0%
                  CECEP COSTIN New Materials Group, Ltd.                                132,000        3,818             0.0%
                  Central China Real Estate, Ltd.                                     8,352,350    2,049,134             0.0%
                  Century Sunshine Group Holdings, Ltd.                              14,095,000      515,825             0.0%
#*                CGN Meiya Power Holdings Co., Ltd.                                  7,682,000    1,133,804             0.0%
                  Changshouhua Food Co., Ltd.                                            91,000       46,332             0.0%
*                 Chigo Holding, Ltd.                                                35,856,000      525,065             0.0%
#                 China Aerospace International Holdings, Ltd.                       24,570,000    3,376,126             0.0%
*                 China Agri-Industries Holdings, Ltd.                               16,165,500    7,995,980             0.1%
                  China Aoyuan Property Group, Ltd.                                  13,493,000    4,127,088             0.0%
                  China BlueChemical, Ltd. Class H                                    9,370,878    2,696,312             0.0%
                  China Cinda Asset Management Co., Ltd. Class H                     93,700,000   35,619,191             0.2%
                  China CITIC Bank Corp., Ltd. Class H                               36,804,112   23,297,767             0.1%
#*                China Coal Energy Co., Ltd. Class H                                15,212,000    7,383,934             0.1%
                  China Communications Construction Co., Ltd. Class H                15,837,327   21,745,663             0.1%
                  China Communications Services Corp., Ltd. Class H                  20,989,071   11,944,308             0.1%
                  China Construction Bank Corp. Class H                             692,941,101  562,434,840             3.1%
                  China Dongxiang Group Co., Ltd.                                    10,038,000    1,909,047             0.0%
*                 China Environmental Technology and Bioenergy Holdings, Ltd.           690,000       15,410             0.0%
                  China Everbright Bank Co., Ltd. Class H                            15,252,000    7,148,723             0.1%
                  China Everbright, Ltd.                                              6,037,869   13,793,133             0.1%
#                 China Evergrande Group                                              9,661,000   10,304,360             0.1%
*                 China Fiber Optic Network System Group, Ltd.                        3,598,000      242,847             0.0%
                  China Financial Services Holdings, Ltd.                             1,536,000      146,062             0.0%
*                 China Glass Holdings, Ltd.                                          7,524,000      842,327             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                              PERCENTAGE
                                                                                      SHARES      VALUE++   OF NET ASSETS**
                                                                                    ----------- ----------- ---------------
CHINA -- (Continued)
#                 China Harmony New Energy Auto Holding, Ltd.                         5,259,000 $ 1,965,318             0.0%
*                 China High Precision Automation Group, Ltd.                           429,000      12,616             0.0%
#                 China Hongqiao Group, Ltd.                                         10,475,000   9,494,141             0.1%
#*                China Huarong Asset Management Co., Ltd. Class H                   10,876,000   4,632,989             0.0%
*                 China Huiyuan Juice Group, Ltd.                                     2,700,483     966,746             0.0%
#                 China International Marine Containers Group Co., Ltd. Class H         360,700     622,065             0.0%
*                 China ITS Holdings Co., Ltd.                                        5,486,147     528,803             0.0%
                  China Jinmao Holdings Group, Ltd.                                  43,730,580  14,144,671             0.1%
*                 China Longevity Group Co., Ltd.                                     1,152,649      38,084             0.0%
#                 China Merchants Land, Ltd.                                          9,686,000   1,791,318             0.0%
#                 China Merchants Port Holdings Co., Ltd.                             7,319,333  20,912,526             0.1%
                  China Minsheng Banking Corp., Ltd. Class H                         15,578,500  15,327,062             0.1%
#                 China National Building Material Co., Ltd. Class H                 35,454,000  23,567,936             0.1%
                  China National Materials Co., Ltd. Class H                         15,305,000   5,421,201             0.0%
*                 China New Town Development Co., Ltd.                               11,705,522     578,813             0.0%
#*                China Ocean Resources Co., Ltd.                                       992,968     872,632             0.0%
*                 China Oil & Gas Group, Ltd.                                         2,300,000     168,341             0.0%
#                 China Oilfield Services, Ltd. Class H                               4,544,000   4,183,144             0.0%
*                 China Oriental Group Co., Ltd.                                         26,000       7,621             0.0%
*                 China Overseas Grand Oceans Group, Ltd.                             4,848,000   2,483,153             0.0%
                  China Overseas Land & Investment, Ltd.                             18,808,000  54,554,245             0.3%
#                 China Petroleum & Chemical Corp. ADR                                1,186,244  96,524,658             0.5%
                  China Petroleum & Chemical Corp. Class H                          113,079,575  91,826,660             0.5%
*                 China Properties Group, Ltd.                                        5,400,000   1,200,768             0.0%
                  China Railway Construction Corp., Ltd. Class H                      9,342,014  13,046,130             0.1%
*                 China Rare Earth Holdings, Ltd.                                    10,588,600     760,842             0.0%
                  China Reinsurance Group Corp. Class H                               4,741,000   1,090,280             0.0%
                  China Resources Cement Holdings, Ltd.                               9,256,000   5,060,748             0.0%
                  China Resources Land, Ltd.                                         14,892,000  41,266,125             0.2%
                  China Sanjiang Fine Chemicals Co., Ltd.                             1,337,000     428,809             0.0%
                  China SCE Property Holdings, Ltd.                                  11,433,000   4,332,742             0.0%
#*                China Shanshui Cement Group, Ltd.                                  19,122,000   1,252,535             0.0%
                  China Shenhua Energy Co., Ltd. Class H                             14,430,500  33,591,347             0.2%
                  China Shineway Pharmaceutical Group, Ltd.                             141,000     170,514             0.0%
#                 China Silver Group, Ltd.                                              510,000      93,857             0.0%
#                 China Singyes Solar Technologies Holdings, Ltd.                     5,351,200   2,501,117             0.0%
#                 China South City Holdings, Ltd.                                    13,814,000   2,697,516             0.0%
*                 China Starch Holdings, Ltd.                                        26,770,000     910,831             0.0%
*                 China Taifeng Beddings Holdings, Ltd.                                 640,000      16,662             0.0%
*                 China Taiping Insurance Holdings Co., Ltd.                            320,000     796,725             0.0%
#                 China Travel International Investment Hong Kong, Ltd.              24,983,631   7,221,499             0.1%
#                 China Unicom Hong Kong, Ltd. ADR                                    7,214,458  93,643,665             0.5%
*                 China Vanadium Titano - Magnetite Mining Co., Ltd.                  3,880,000     129,504             0.0%
                  China XLX Fertiliser, Ltd.                                             52,000      13,689             0.0%
#*                China Yurun Food Group, Ltd.                                        6,534,000     982,373             0.0%
                  China ZhengTong Auto Services Holdings, Ltd.                       10,641,000   5,843,278             0.0%
#                 China Zhongwang Holdings, Ltd.                                     17,808,954   8,073,268             0.1%
                  Chongqing Machinery & Electric Co., Ltd. Class H                   12,958,000   1,680,598             0.0%
                  Chongqing Rural Commercial Bank Co., Ltd. Class H                  20,425,000  14,027,528             0.1%
*                 Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.          1,188,000     167,790             0.0%
                  Chu Kong Shipping Enterprise Group Co., Ltd.                           80,000      20,441             0.0%
                  CIFI Holdings Group Co., Ltd.                                       7,158,000   2,584,246             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                   ---------- ------------ ---------------
CHINA -- (Continued)
#                CIMC Enric Holdings, Ltd.                                            442,000 $    257,595             0.0%
*                CITIC Dameng Holdings, Ltd.                                        1,221,000       65,048             0.0%
*                CITIC Resources Holdings, Ltd.                                     5,946,000      717,646             0.0%
                 CITIC, Ltd.                                                       28,827,483   41,799,993             0.2%
                 Citychamp Watch & Jewellery Group, Ltd.                            2,045,108      454,398             0.0%
                 Clear Media, Ltd.                                                    138,000      150,759             0.0%
                 CNOOC, Ltd.                                                       94,928,000  110,742,711             0.6%
#                CNOOC, Ltd. Sponsored ADR                                            224,306   26,053,142             0.2%
                 Comba Telecom Systems Holdings, Ltd.                               7,870,683    1,152,143             0.0%
*                Comtec Solar Systems Group, Ltd.                                   4,588,000      191,629             0.0%
                 Concord New Energy Group, Ltd.                                    28,250,000    1,341,844             0.0%
#*               Coolpad Group, Ltd.                                                5,720,600      529,525             0.0%
                 COSCO SHIPPING Energy Transportation Co., Ltd. Class H             1,618,000      883,492             0.0%
#                COSCO SHIPPING International Hong Kong Co., Ltd.                   5,650,000    2,424,654             0.0%
                 COSCO SHIPPING Ports, Ltd.                                        16,631,491   18,208,653             0.1%
*                Coslight Technology International Group Co., Ltd.                    452,000      231,129             0.0%
                 Country Garden Holdings Co., Ltd.                                 12,172,800   11,576,945             0.1%
#                CPMC Holdings, Ltd.                                                  831,000      460,317             0.0%
                 CRCC High-Tech Equipment Corp., Ltd. Class H                         139,000       66,234             0.0%
*                DaChan Food Asia, Ltd.                                             3,195,000      287,824             0.0%
                 Dah Chong Hong Holdings, Ltd.                                      6,143,000    2,652,301             0.0%
*                Daphne International Holdings, Ltd.                                2,812,000      277,595             0.0%
#                Dongfang Electric Corp., Ltd. Class H                                471,600      415,677             0.0%
                 Dongfeng Motor Group Co., Ltd. Class H                            18,248,000   19,166,358             0.1%
*                Dongyue Group, Ltd.                                                2,979,000       98,389             0.0%
#*               Dynasty Fine Wines Group, Ltd.                                     9,228,600      320,341             0.0%
                 Embry Holdings, Ltd.                                                 539,000      230,812             0.0%
                 EVA Precision Industrial Holdings, Ltd.                            3,360,000      556,681             0.0%
*                Evergreen International Holdings, Ltd.                             1,609,000      155,975             0.0%
                 Fantasia Holdings Group Co., Ltd.                                 21,470,515    3,363,598             0.0%
                 Fosun International, Ltd.                                         11,433,183   17,292,260             0.1%
                 Fufeng Group, Ltd.                                                 3,649,000    2,493,746             0.0%
                 Fullshare Holdings, Ltd.                                           3,850,000    1,247,308             0.0%
#                Future Land Development Holdings, Ltd.                             8,274,000    2,442,748             0.0%
#*               GCL-Poly Energy Holdings, Ltd.                                    44,445,000    5,364,604             0.0%
                 Gemdale Properties & Investment Corp., Ltd.                        3,708,000      257,045             0.0%
*                Glorious Property Holdings, Ltd.                                  28,617,000    3,309,085             0.0%
                 Goldlion Holdings, Ltd.                                            1,904,000      810,266             0.0%
#                Goldpac Group, Ltd.                                                  705,000      267,106             0.0%
#                GOME Electrical Appliances Holding, Ltd.                          80,257,000   10,930,743             0.1%
#*               Greenland Hong Kong Holdings, Ltd.                                 2,782,575      897,220             0.0%
#*               Greentown China Holdings, Ltd.                                     7,875,091    7,565,593             0.1%
#                Guangshen Railway Co., Ltd. Sponsored ADR                            373,285   10,108,558             0.1%
                 Guangzhou R&F Properties Co., Ltd. Class H                        11,882,714   20,000,584             0.1%
#*               Guodian Technology & Environment Group Corp., Ltd. Class H         4,780,000      325,592             0.0%
*                Hanergy Thin Film Power Group, Ltd.                               14,642,000       71,646             0.0%
                 Harbin Bank Co., Ltd. Class H                                        202,000       59,679             0.0%
                 Harbin Electric Co., Ltd. Class H                                  6,619,474    4,045,651             0.0%
*                Hengdeli Holdings, Ltd.                                           13,836,000    1,688,220             0.0%
*                Hi Sun Technology China, Ltd.                                        720,000      121,052             0.0%
*                Hidili Industry International Development, Ltd.                    2,422,000      101,198             0.0%
#                Hilong Holding, Ltd.                                               5,231,000    1,140,887             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                               PERCENTAGE
                                                                                      SHARES      VALUE++    OF NET ASSETS**
                                                                                    ----------- ------------ ---------------
CHINA -- (Continued)
*                 HKC Holdings, Ltd.                                                    871,155 $    595,367             0.0%
#                 HNA Infrastructure Co., Ltd. Class H                                1,504,000    1,258,062             0.0%
*                 Honghua Group, Ltd.                                                 2,791,000      282,988             0.0%
                  Hopefluent Group Holdings, Ltd.                                     1,366,000      412,373             0.0%
                  Hopson Development Holdings, Ltd.                                   9,586,000    9,128,139             0.1%
#*                Hua Han Health Industry Holdings, Ltd.                             23,012,000      588,143             0.0%
                  Hua Hong Semiconductor, Ltd.                                        1,412,000    2,001,951             0.0%
                  Huaneng Renewables Corp., Ltd. Class H                             27,686,000    9,664,396             0.1%
#                 Huishang Bank Corp., Ltd. Class H                                     751,000      354,898             0.0%
                  Hydoo International Holding, Ltd.                                     584,000       58,444             0.0%
                  Industrial & Commercial Bank of China, Ltd. Class H               422,838,996  275,634,207             1.5%
                  Inspur International, Ltd.                                            345,343       71,431             0.0%
                  Intime Retail Group Co., Ltd.                                         308,500      390,279             0.0%
#                 Jiangnan Group, Ltd.                                                6,330,000      813,146             0.0%
                  Jiangxi Copper Co., Ltd. Class H                                    7,111,000   11,077,285             0.1%
#*                JinkoSolar Holding Co., Ltd. ADR                                      293,055    5,081,574             0.0%
#                 Joy City Property, Ltd.                                             1,754,000      274,793             0.0%
                  Ju Teng International Holdings, Ltd.                               11,158,249    4,111,878             0.0%
                  K Wah International Holdings, Ltd.                                    364,000      230,982             0.0%
*                 Kai Yuan Holdings, Ltd.                                            41,600,000      453,766             0.0%
#*                Kaisa Group Holdings, Ltd.                                         22,755,632    6,816,436             0.1%
                  Kangda International Environmental Co., Ltd.                          731,000      169,890             0.0%
#*                Kasen International Holdings, Ltd.                                  1,807,000      318,298             0.0%
                  Kingboard Chemical Holdings, Ltd.                                   7,766,845   27,972,716             0.2%
                  Kingboard Laminates Holdings, Ltd.                                    959,000    1,155,831             0.0%
                  Kunlun Energy Co., Ltd.                                            22,012,000   19,864,217             0.1%
                  KWG Property Holding, Ltd.                                         13,148,500    9,932,506             0.1%
#*                Labixiaoxin Snacks Group, Ltd.                                      2,491,000      144,241             0.0%
                  Lai Fung Holdings, Ltd.                                            54,101,791    1,501,921             0.0%
                  Le Saunda Holdings, Ltd.                                              120,000       26,702             0.0%
                  Legend Holdings Corp. Class H                                         243,200      724,851             0.0%
                  Leoch International Technology, Ltd.                                  456,000      112,532             0.0%
*                 Lianhua Supermarket Holdings Co., Ltd. Class H                        310,000      132,965             0.0%
#                 Logan Property Holdings Co., Ltd.                                   1,274,000      729,468             0.0%
                  Longfor Properties Co., Ltd.                                        6,004,000   10,388,886             0.1%
                  Lonking Holdings, Ltd.                                             22,876,000    6,398,995             0.0%
*                 Maanshan Iron & Steel Co., Ltd. Class H                             1,522,000      513,633             0.0%
*                 Maoye International Holdings, Ltd.                                 14,296,000    1,524,984             0.0%
*                 MIE Holdings Corp.                                                  7,152,000      679,377             0.0%
#                 MIN XIN Holdings, Ltd.                                                708,418      572,377             0.0%
*                 Mingfa Group International Co., Ltd.                                  608,000       23,450             0.0%
                  Minmetals Land, Ltd.                                               15,659,205    1,910,027             0.0%
*                 MMG, Ltd.                                                           3,636,000    1,241,529             0.0%
#                 MOBI Development Co., Ltd.                                            379,000       62,305             0.0%
                  Modern Land China Co., Ltd.                                         1,454,000      237,469             0.0%
#*                Munsun Capital Group, Ltd.                                         22,260,000      211,841             0.0%
                  Nature Home Holding Co., Ltd.                                         154,000       20,771             0.0%
*                 New World Department Store China, Ltd.                              3,588,000      538,664             0.0%
                  Nine Dragons Paper Holdings, Ltd.                                  14,885,000   16,052,932             0.1%
*                 North Mining Shares Co., Ltd.                                       7,230,000      146,717             0.0%
                  NVC Lighting Holdings, Ltd.                                           996,000      112,541             0.0%
                  Overseas Chinese Town Asia Holdings, Ltd.                             782,000      311,968             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                             PERCENTAGE
                                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                                    ---------- ----------- ---------------
CHINA -- (Continued)
#                 Parkson Retail Group, Ltd.                                        10,672,000 $ 1,342,846             0.0%
                  People's Insurance Co. Group of China, Ltd. (The) Class H         28,934,000  11,923,151             0.1%
#                 PetroChina Co., Ltd. ADR                                              75,718   5,319,190             0.0%
                  PetroChina Co., Ltd. Class H                                      90,122,000  63,318,041             0.4%
*                 Phoenix New Media, Ltd. ADR                                            6,900      24,081             0.0%
#*                Poly Property Group Co., Ltd.                                     19,626,488   8,041,368             0.1%
                  Powerlong Real Estate Holdings, Ltd.                              13,452,000   6,345,375             0.0%
#*                Prosperity International Holdings HK, Ltd.                        17,080,000     267,418             0.0%
                  Qingling Motors Co., Ltd. Class H                                  9,404,000   3,105,661             0.0%
#                 Qinhuangdao Port Co., Ltd. Class H                                   624,000     188,451             0.0%
*                 Qunxing Paper Holdings Co., Ltd.                                   5,020,071     243,958             0.0%
*                 Real Gold Mining, Ltd.                                             3,137,500     106,085             0.0%
                  Real Nutriceutical Group, Ltd.                                     8,966,000     523,388             0.0%
                  Red Star Macalline Group Corp., Ltd. Class H                          30,000      31,990             0.0%
#*                Renhe Commercial Holdings Co., Ltd.                               42,691,000   1,091,063             0.0%
#*                REXLot Holdings, Ltd.                                             65,816,621     981,180             0.0%
#*                Ronshine China Holdings, Ltd.                                        365,500     323,266             0.0%
#*                Sany Heavy Equipment International Holdings Co., Ltd.              4,972,000     970,486             0.0%
*                 Scud Group, Ltd.                                                   3,368,000      84,434             0.0%
#                 Seaspan Corp.                                                        410,898   2,892,722             0.0%
#*                Semiconductor Manufacturing International Corp.                   13,269,698  16,762,948             0.1%
#*                Semiconductor Manufacturing International Corp. ADR                1,226,271   7,713,245             0.1%
#                 Shandong Chenming Paper Holdings, Ltd. Class H                     3,177,318   3,651,171             0.0%
#*                Shanghai Electric Group Co., Ltd. Class H                          6,248,000   2,944,542             0.0%
                  Shanghai Industrial Holdings, Ltd.                                 5,646,918  17,864,849             0.1%
#                 Shanghai Industrial Urban Development Group, Ltd.                  8,794,000   1,896,560             0.0%
#                 Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H    6,324,000   1,843,622             0.0%
                  Shanghai La Chapelle Fashion Co., Ltd. Class H                        12,200      15,828             0.0%
                  Shanghai Prime Machinery Co., Ltd. Class H                         7,632,000   1,469,746             0.0%
                  Shengjing Bank Co., Ltd. Class H                                     131,500     113,157             0.0%
                  Shenguan Holdings Group, Ltd.                                      3,610,000     264,237             0.0%
                  Shenzhen International Holdings, Ltd.                              2,625,348   4,407,075             0.0%
                  Shenzhen Investment, Ltd.                                         32,690,796  14,814,598             0.1%
                  Shimao Property Holdings, Ltd.                                    15,874,035  25,478,204             0.2%
*                 Shougang Concord International Enterprises Co., Ltd.              25,488,208     808,308             0.0%
                  Shougang Fushan Resources Group, Ltd.                             23,042,594   4,232,575             0.0%
                  Shui On Land, Ltd.                                                33,220,803   7,382,643             0.1%
#*                Shunfeng International Clean Energy, Ltd.                          9,924,000     611,407             0.0%
*                 Silver Grant International Industries, Ltd.                       10,060,804   1,550,184             0.0%
#*                Silverman Holdings, Ltd.                                             286,000      38,583             0.0%
*                 SIM Technology Group, Ltd.                                         8,253,000     402,835             0.0%
                  Sino-Ocean Group Holdings, Ltd.                                   31,533,602  15,382,605             0.1%
#                 Sinofert Holdings, Ltd.                                            7,620,000   1,017,408             0.0%
*                 Sinolink Worldwide Holdings, Ltd.                                 10,652,508   1,149,643             0.0%
                  SinoMedia Holding, Ltd.                                              110,000      24,284             0.0%
                  Sinopec Engineering Group Co., Ltd. Class H                          280,000     273,603             0.0%
                  Sinopec Kantons Holdings, Ltd.                                     3,036,000   1,547,578             0.0%
#*                Sinotrans Shipping, Ltd.                                          10,048,416   2,258,262             0.0%
#                 Sinotrans, Ltd. Class H                                            5,278,000   2,358,320             0.0%
#                 Sinotruk Hong Kong, Ltd.                                           8,542,335   5,932,621             0.0%
                  Skyworth Digital Holdings, Ltd.                                   18,801,083  10,909,218             0.1%
                  SOHO China, Ltd.                                                  20,153,388  10,980,975             0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                              PERCENTAGE
                                                                                    SHARES      VALUE++     OF NET ASSETS**
                                                                                  ---------- -------------- ---------------
CHINA -- (Continued)
                Springland International Holdings, Ltd.                            1,385,000 $      249,216             0.0%
#*              SPT Energy Group, Inc.                                             2,484,000        184,751             0.0%
*               SRE Group, Ltd.                                                   21,316,285        514,717             0.0%
                Sunac China Holdings, Ltd.                                         1,374,000      1,789,445             0.0%
#*              Taung Gold International, Ltd.                                     7,700,000         73,165             0.0%
#               TCC International Holdings, Ltd.                                  20,912,583      9,561,597             0.1%
*               TCL Multimedia Technology Holdings, Ltd.                              26,000         12,850             0.0%
                Tenwow International Holdings, Ltd.                                  856,000        178,153             0.0%
*               Tian An China Investment Co., Ltd.                                 5,896,000      4,763,551             0.0%
                Tiangong International Co., Ltd.                                  16,495,944      1,631,034             0.0%
                Tianjin Port Development Holdings, Ltd.                           21,247,657      3,739,406             0.0%
                Tianyi Summi Holdings, Ltd.                                        7,364,000      1,040,656             0.0%
                Tomson Group, Ltd.                                                 1,798,393        954,828             0.0%
                Tonly Electronics Holdings, Ltd.                                     204,330        130,540             0.0%
                Top Spring International Holdings, Ltd.                              108,000         36,088             0.0%
                TPV Technology, Ltd.                                               8,292,496      2,267,767             0.0%
#               Trigiant Group, Ltd.                                               1,924,000        304,085             0.0%
*               Trony Solar Holdings Co., Ltd.                                     8,775,000        133,120             0.0%
#*              United Energy Group, Ltd.                                            466,000         17,941             0.0%
#*              Universal Health International Group Holding, Ltd.                 8,985,000        287,517             0.0%
#*              V1 Group, Ltd.                                                     6,864,000        211,486             0.0%
#               Wasion Group Holdings, Ltd.                                        2,434,000      1,184,308             0.0%
                Weichai Power Co., Ltd. Class H                                      876,000      1,419,429             0.0%
                Weiqiao Textile Co. Class H                                        5,663,000      4,062,499             0.0%
                Welling Holding, Ltd.                                                614,000        137,985             0.0%
*               West China Cement, Ltd.                                           23,904,000      3,593,512             0.0%
*               Wuzhou International Holdings, Ltd.                                  496,000         49,097             0.0%
                Xiamen International Port Co., Ltd. Class H                       10,498,000      2,088,248             0.0%
#*              Xinchen China Power Holdings, Ltd.                                 3,167,000        512,139             0.0%
                Xingda International Holdings, Ltd.                                9,538,000      3,820,393             0.0%
                Xingfa Aluminium Holdings, Ltd.                                      182,000         84,706             0.0%
                Xinhua Winshare Publishing and Media Co., Ltd. Class H             2,154,000      1,911,582             0.0%
*               Xinjiang Xinxin Mining Industry Co., Ltd. Class H                  2,692,000        328,094             0.0%
*               Xiwang Special Steel Co., Ltd.                                       273,000         39,958             0.0%
*               Yanchang Petroleum International, Ltd.                            21,400,000        500,038             0.0%
                Yanzhou Coal Mining Co., Ltd. Class H                              8,042,000      6,951,971             0.1%
                Yanzhou Coal Mining Co., Ltd. Sponsored ADR                           10,382         89,171             0.0%
#               Yingde Gases Group Co., Ltd.                                              43             33             0.0%
                Yip's Chemical Holdings, Ltd.                                        800,000        359,643             0.0%
*               Youyuan International Holdings, Ltd.                               2,639,251        739,484             0.0%
*               Yuanda China Holdings, Ltd.                                        1,702,000         41,453             0.0%
*               YuanShengTai Dairy Farm, Ltd.                                        658,000         38,011             0.0%
                Yuexiu Property Co., Ltd.                                         78,574,786     13,319,726             0.1%
                Yuzhou Properties Co., Ltd.                                       13,781,960      6,283,557             0.0%
                Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H              424,600        264,503             0.0%
*               Zhong An Real Estate, Ltd.                                         7,089,800        601,245             0.0%
                Zhongsheng Group Holdings, Ltd.                                      391,000        551,258             0.0%
                Zhuhai Holdings Investment Group, Ltd.                               710,000        111,281             0.0%
                Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H   8,815,200      4,176,560             0.0%
                                                                                             -------------- ---------------
TOTAL CHINA                                                                                   2,903,561,075            16.0%
                                                                                             -------------- ---------------

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                             PERCENTAGE
                                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                                    ---------- ----------- ---------------
COLOMBIA -- (0.2%)
                  Almacenes Exito SA                                                   954,147 $ 4,942,624             0.0%
                  Constructora Conconcreto SA                                           86,988      29,715             0.0%
                  Ecopetrol SA                                                       2,498,142   1,154,818             0.0%
#                 Ecopetrol SA Sponsored ADR                                           530,625   4,849,913             0.0%
                  Grupo Argos SA                                                       944,232   6,547,360             0.1%
                  Grupo de Inversiones Suramericana SA                               1,373,892  18,166,009             0.1%
                  Grupo Nutresa SA                                                     195,348   1,621,481             0.0%
                  Mineros SA                                                            65,037      57,477             0.0%
                                                                                               ----------- ---------------
TOTAL COLOMBIA                                                                                  37,369,397             0.2%
                                                                                               ----------- ---------------
CZECH REPUBLIC -- (0.2%)
                  CEZ A.S.                                                           1,529,292  26,682,824             0.2%
                  Pegas Nonwovens SA                                                    89,370   3,080,050             0.0%
#                 Unipetrol A.S.                                                     1,384,607  15,675,957             0.1%
                                                                                               ----------- ---------------
TOTAL CZECH REPUBLIC                                                                            45,438,831             0.3%
                                                                                               ----------- ---------------
GREECE -- (0.0%)
*                 Alpha Bank AE                                                        121,090     257,959             0.0%
                  Bank of Greece                                                        26,513     332,315             0.0%
*                 Ellaktor SA                                                        1,053,403   1,684,566             0.0%
*                 GEK Terna Holding Real Estate Construction SA                        659,750   2,053,897             0.0%
*                 Intracom Holdings SA                                               1,511,057     690,653             0.0%
*                 Piraeus Bank SA                                                       33,640       7,147             0.0%
                                                                                               ----------- ---------------
TOTAL GREECE                                                                                     5,026,537             0.0%
                                                                                               ----------- ---------------
HONG KONG -- (0.0%)
                  Dan Form Holdings Co., Ltd.                                          766,480     246,350             0.0%
                  Samson Holding, Ltd.                                               5,248,452     411,012             0.0%
                                                                                               ----------- ---------------
TOTAL HONG KONG                                                                                    657,362             0.0%
                                                                                               ----------- ---------------
HUNGARY -- (0.4%)
#*                FHB Mortgage Bank P.L.C.                                               3,954       7,303             0.0%
                  MOL Hungarian Oil & Gas P.L.C.                                       298,177  22,431,077             0.1%
                  OTP Bank P.L.C.                                                    1,881,177  52,891,827             0.3%
                  Richter Gedeon Nyrt                                                   12,508     302,897             0.0%
                                                                                               ----------- ---------------
TOTAL HUNGARY                                                                                   75,633,104             0.4%
                                                                                               ----------- ---------------
INDIA -- (13.2%)
                  Aarti Industries                                                      62,175     847,674             0.0%
*                 Aban Offshore, Ltd.                                                  315,580   1,100,230             0.0%
                  ACC, Ltd.                                                            309,155   7,807,255             0.1%
                  Adani Enterprises, Ltd.                                            3,374,526   5,713,006             0.0%
                  Adani Ports & Special Economic Zone, Ltd.                          1,443,638   7,327,337             0.1%
*                 Adani Power, Ltd.                                                 13,046,142   6,717,075             0.1%
*                 Adani Transmissions, Ltd.                                          3,440,779   4,178,985             0.0%
*                 Aditya Birla Fashion and Retail, Ltd.                              4,505,772  12,048,757             0.1%
                  Aditya Birla Nuvo, Ltd.                                              684,237  17,651,024             0.1%
                  Alembic, Ltd.                                                        397,146     296,664             0.0%
*                 Allahabad Bank                                                     1,291,820   1,655,914             0.0%
                  Allcargo Logistics, Ltd.                                             403,170   1,187,314             0.0%
*                 Alok Industries, Ltd.                                              3,666,836     173,644             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE++   OF NET ASSETS**
                                                                                  ---------- ----------- ---------------
INDIA -- (Continued)
                Ambuja Cements, Ltd.                                               2,123,167 $ 8,085,982             0.1%
*               Amtek Auto, Ltd.                                                   1,425,705     869,725             0.0%
                Anant Raj, Ltd.                                                      657,518     630,310             0.0%
                Andhra Bank                                                        2,694,402   2,884,655             0.0%
                Apar Industries, Ltd.                                                148,591   1,866,478             0.0%
                Apollo Tyres, Ltd.                                                 5,023,393  19,117,464             0.1%
*               Arvind SmartSpaces, Ltd.                                             135,542     221,286             0.0%
                Arvind, Ltd.                                                       2,771,181  17,189,314             0.1%
                Ashoka Buildcon, Ltd.                                                177,736     542,772             0.0%
                Axis Bank, Ltd.                                                   10,438,329  82,548,856             0.5%
                Bajaj Electricals, Ltd.                                               36,939     202,049             0.0%
                Bajaj Finance, Ltd.                                                    5,159     102,165             0.0%
                Bajaj Finserv, Ltd.                                                  255,140  18,064,828             0.1%
                Bajaj Holdings & Investment, Ltd.                                    410,081  13,462,063             0.1%
                Balkrishna Industries, Ltd.                                           98,774   2,341,976             0.0%
*               Ballarpur Industries, Ltd.                                         4,079,808   1,210,223             0.0%
                Balmer Lawrie & Co., Ltd.                                            907,441   3,338,303             0.0%
                Balrampur Chini Mills, Ltd.                                        2,088,771   5,285,174             0.0%
                Banco Products India, Ltd.                                            10,176      36,064             0.0%
*               Bank of Baroda                                                     5,265,385  15,348,188             0.1%
*               Bank of India                                                        667,860   1,921,970             0.0%
*               Bank Of Maharashtra                                                1,055,372     595,498             0.0%
                BEML, Ltd.                                                            52,357   1,139,634             0.0%
*               BGR Energy Systems, Ltd.                                             169,812     431,871             0.0%
                Bharat Electronics, Ltd.                                             298,820     851,803             0.0%
                Bharat Heavy Electricals, Ltd.                                     7,393,546  20,216,118             0.1%
                Bharti Airtel, Ltd.                                               10,646,011  58,670,737             0.3%
                Biocon, Ltd.                                                         514,066   8,872,216             0.1%
                Birla Corp., Ltd.                                                    172,475   2,069,668             0.0%
                Bombay Dyeing & Manufacturing Co., Ltd.                            1,308,130   1,759,782             0.0%
*               Bombay Rayon Fashions, Ltd.                                           13,306      26,059             0.0%
                Brigade Enterprises, Ltd.                                            165,153     628,391             0.0%
*               Canara Bank                                                        1,065,655   5,925,554             0.0%
                Ceat, Ltd.                                                           371,496   8,947,524             0.1%
*               CG Power and Industrial Solutions, Ltd.                            1,834,241   2,244,103             0.0%
                Chambal Fertilizers and Chemicals, Ltd.                            2,614,619   4,074,294             0.0%
                Chennai Super Kings Cricket, Ltd.                                  5,080,767      33,322             0.0%
*               Cigniti Technologies, Ltd.                                             2,011      10,089             0.0%
                Cipla, Ltd.                                                           22,485     194,381             0.0%
                City Union Bank, Ltd.                                              1,462,358   3,746,232             0.0%
*               Coffee Day Enterprises, Ltd.                                           3,599      13,986             0.0%
                Container Corp. Of India, Ltd.                                        98,594   1,865,919             0.0%
                Coromandel International, Ltd.                                       293,272   1,575,312             0.0%
*               Corp. Bank                                                         1,646,469   1,500,091             0.0%
                Cox & Kings, Ltd.                                                  1,236,012   4,361,334             0.0%
*               Crompton Greaves Consumer Electricals, Ltd.                        1,648,309   5,637,882             0.0%
                Cyient, Ltd.                                                         103,825     887,600             0.0%
                Dalmia Bharat Sugar & Industries, Ltd.                                14,037      38,667             0.0%
                Dalmia Bharat, Ltd.                                                  173,988   5,866,389             0.0%
*               DB Realty, Ltd.                                                    1,082,250     791,636             0.0%
*               DCB Bank, Ltd.                                                     2,724,516   7,782,749             0.1%
                DCM Shriram, Ltd.                                                    433,903   2,387,000             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE++   OF NET ASSETS**
                                                                                  ---------- ----------- ---------------
INDIA -- (Continued)
                Deepak Fertilisers & Petrochemicals Corp., Ltd.                      616,922 $ 2,569,510             0.0%
                Deepak Nitrite, Ltd.                                                   1,173       2,513             0.0%
                Delta Corp., Ltd.                                                    501,826   1,257,792             0.0%
*               DEN Networks, Ltd.                                                   377,359     559,913             0.0%
*               Dena Bank                                                            507,403     349,744             0.0%
                Dewan Housing Finance Corp., Ltd.                                  1,678,948  11,168,882             0.1%
                Dhampur Sugar Mills, Ltd.                                             23,525      86,171             0.0%
                Dishman Pharmaceuticals & Chemicals, Ltd.                          1,414,095   6,810,325             0.1%
                DLF, Ltd.                                                          5,290,161  15,275,802             0.1%
                Dredging Corp. Of India, Ltd.                                         14,780     146,985             0.0%
                Edelweiss Financial Services, Ltd.                                 2,585,583   6,752,568             0.1%
                EID Parry India, Ltd.                                              1,148,473   5,365,595             0.0%
                EIH, Ltd.                                                          1,066,648   2,202,465             0.0%
                Electrosteel Castings, Ltd.                                          894,946     506,029             0.0%
                Engineers India, Ltd.                                                895,520   2,318,737             0.0%
*               Eros International Media, Ltd.                                       452,229   1,523,211             0.0%
                Escorts, Ltd.                                                        819,864   6,982,103             0.1%
                Essel Propack, Ltd.                                                  840,755   3,348,373             0.0%
                Eveready Industries India, Ltd.                                      131,474     632,986             0.0%
                Exide Industries, Ltd.                                               950,752   3,404,193             0.0%
                FDC, Ltd.                                                             37,976     117,161             0.0%
                Federal Bank, Ltd.                                                17,751,105  29,768,701             0.2%
                Finolex Cables, Ltd.                                                 707,065   5,753,044             0.0%
                Finolex Industries, Ltd.                                             144,832   1,307,013             0.0%
*               Firstsource Solutions, Ltd.                                        3,796,822   2,556,182             0.0%
*               Fortis Healthcare, Ltd.                                              823,646   2,822,021             0.0%
                Future Enterprises, Ltd.                                           1,592,191     779,187             0.0%
*               Future Retail Ltd.                                                 1,592,191   7,704,219             0.1%
                GAIL India, Ltd.                                                   5,086,147  33,426,654             0.2%
                Gateway Distriparks, Ltd.                                            157,509     653,844             0.0%
                Gati, Ltd.                                                           626,607   1,318,005             0.0%
                Genus Power Infrastructures, Ltd.                                     73,968      45,350             0.0%
                GHCL, Ltd.                                                           253,941   1,027,509             0.0%
                GIC Housing Finance, Ltd.                                             98,306     765,615             0.0%
                GOCL Corp., Ltd.                                                      58,041     372,956             0.0%
                Godfrey Phillips India, Ltd.                                          16,431     302,054             0.0%
                Graphite India, Ltd.                                                 725,730   1,398,633             0.0%
                Grasim Industries, Ltd.                                              127,965   2,293,794             0.0%
                Great Eastern Shipping Co., Ltd. (The)                             1,065,979   7,280,449             0.1%
                Gujarat Alkalies & Chemicals, Ltd.                                   455,551   3,311,945             0.0%
*               Gujarat Ambuja Exports, Ltd.                                          15,060      30,783             0.0%
                Gujarat Fluorochemicals, Ltd.                                        387,110   4,644,975             0.0%
                Gujarat Mineral Development Corp., Ltd.                            1,393,052   2,695,948             0.0%
                Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.                 777,222   3,641,988             0.0%
                Gujarat State Fertilizers & Chemicals, Ltd.                        2,186,080   4,380,492             0.0%
                Gujarat State Petronet, Ltd.                                       2,752,937   7,744,013             0.1%
*               Hathway Cable & Datacom, Ltd.                                         64,819      43,895             0.0%
                HBL Power Systems, Ltd.                                               74,867      57,970             0.0%
*               HCL Infosystems, Ltd.                                                462,162     407,621             0.0%
                HCL Technologies, Ltd.                                                54,251     688,074             0.0%
*               HEG, Ltd.                                                            109,436     531,490             0.0%
*               HeidelbergCement India, Ltd.                                         349,348     744,274             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                            PERCENTAGE
                                                                                    SHARES     VALUE++    OF NET ASSETS**
                                                                                  ---------- ------------ ---------------
INDIA -- (Continued)
                Hikal, Ltd.                                                           88,470 $    291,582             0.0%
*               Himachal Futuristic Communications, Ltd.                           8,908,642    2,131,157             0.0%
                Himadri Speciality Chemical, Ltd.                                     19,970       17,371             0.0%
                Himatsingka Seide, Ltd.                                              513,787    2,707,031             0.0%
                Hindalco Industries, Ltd.                                         14,945,464   46,165,997             0.3%
                Hinduja Global Solutions, Ltd.                                        62,937      543,048             0.0%
*               Hindustan Construction Co., Ltd.                                   4,906,646    3,553,767             0.0%
                Hindustan Media Ventures, Ltd.                                        11,103       50,002             0.0%
*               Housing Development & Infrastructure, Ltd.                         1,355,963    1,910,471             0.0%
                HSIL, Ltd.                                                           391,603    2,063,929             0.0%
                HT Media, Ltd.                                                       546,085      697,135             0.0%
                Huhtamaki PPL, Ltd.                                                    6,913       29,452             0.0%
                ICICI Bank, Ltd.                                                   3,121,987   13,433,210             0.1%
                ICICI Bank, Ltd. Sponsored ADR                                    15,273,207  130,891,384             0.7%
*               IDBI Bank, Ltd.                                                    1,878,469    2,275,638             0.0%
                Idea Cellular, Ltd.                                               12,739,396   16,981,088             0.1%
                IDFC Bank, Ltd.                                                    4,713,084    4,809,374             0.0%
*               IDFC, Ltd.                                                         6,072,777    5,834,606             0.0%
*               IFCI, Ltd.                                                        10,328,679    5,090,123             0.0%
                IIFL Holdings, Ltd.                                                2,917,360   21,671,604             0.1%
                IL&FS Transportation Networks, Ltd.                                  418,066      742,301             0.0%
                India Cements, Ltd. (The)                                          3,131,850   10,537,432             0.1%
                Indiabulls Housing Finance, Ltd.                                   2,248,436   35,532,313             0.2%
*               Indiabulls Real Estate, Ltd.                                       1,486,063    3,449,049             0.0%
                Indian Bank                                                        1,269,293    6,292,059             0.1%
                Indian Hotels Co., Ltd.                                            4,746,194    9,461,770             0.1%
                INEOS Styrolution India, Ltd.                                         29,326      335,312             0.0%
                Ingersoll-Rand India, Ltd.                                             3,470       48,394             0.0%
*               Inox Leisure, Ltd.                                                    16,260       75,323             0.0%
*               Inox Wind, Ltd.                                                       15,251       46,388             0.0%
*               Intellect Design Arena, Ltd.                                         473,014      948,886             0.0%
*               Ipca Laboratories, Ltd.                                               11,269      104,159             0.0%
                J Kumar Infraprojects, Ltd.                                           53,829      240,754             0.0%
                Jain Irrigation Systems, Ltd.                                      6,356,194   11,039,206             0.1%
*               Jaiprakash Associates, Ltd.                                       17,658,065    3,777,840             0.0%
                Jammu & Kashmir Bank, Ltd. (The)                                   3,264,142    4,100,155             0.0%
*               Jaypee Infratech, Ltd.                                             6,993,111    1,633,363             0.0%
                JB Chemicals & Pharmaceuticals, Ltd.                                 551,640    2,836,548             0.0%
                JBF Industries, Ltd.                                                 475,559    2,144,113             0.0%
                Jindal Poly Films, Ltd.                                              324,821    2,288,317             0.0%
                Jindal Saw, Ltd.                                                   2,305,943    2,886,327             0.0%
*               Jindal Stainless Hisar, Ltd.                                          66,174      141,015             0.0%
*               Jindal Steel & Power, Ltd.                                         4,783,550    8,453,740             0.1%
*               JITF Infralogistics, Ltd.                                            197,214      209,384             0.0%
                JK Cement, Ltd.                                                      262,783    4,043,016             0.0%
                JK Lakshmi Cement, Ltd.                                              463,603    3,356,634             0.0%
                JK Paper, Ltd.                                                        51,986       86,371             0.0%
                JK Tyre & Industries, Ltd.                                         1,335,698    3,446,140             0.0%
                JM Financial, Ltd.                                                 4,974,276    8,973,555             0.1%
                JSW Energy, Ltd.                                                   5,451,141    5,688,693             0.0%
*               JSW Holdings, Ltd.                                                     2,820       69,042             0.0%
                JSW Steel, Ltd.                                                   21,000,680   65,028,399             0.4%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                       PERCENTAGE
                                                                SHARES     VALUE++   OF NET ASSETS**
                                                               --------- ----------- ---------------
INDIA -- (Continued)
                 Jubilant Life Sciences, Ltd.                    993,088 $11,868,844             0.1%
                 Kalpataru Power Transmission, Ltd.              803,572   4,409,930             0.0%
*                Kalyani Steels, Ltd.                             12,658      73,381             0.0%
                 Karnataka Bank, Ltd. (The)                    2,500,137   6,391,296             0.1%
                 Karur Vysya Bank, Ltd. (The)                  1,891,790   3,494,316             0.0%
*                Kaveri Seed Co., Ltd.                           264,990   2,328,644             0.0%
                 KCP, Ltd.                                        37,400      75,672             0.0%
                 KEC International, Ltd.                       1,661,326   5,681,825             0.0%
                 Kirloskar Brothers, Ltd.                          7,852      34,470             0.0%
                 Kirloskar Oil Engines, Ltd.                     296,633   1,799,995             0.0%
                 Kolte-Patil Developers, Ltd.                     89,111     258,032             0.0%
                 KPIT Technologies, Ltd.                       1,339,109   2,670,491             0.0%
                 KRBL, Ltd.                                      456,839   3,126,156             0.0%
                 L&T Finance Holdings, Ltd.                    3,780,436   7,512,722             0.1%
                 Lakshmi Machine Works, Ltd.                       5,679     411,137             0.0%
                 Lakshmi Vilas Bank, Ltd. (The)                  355,564   1,031,848             0.0%
                 Larsen & Toubro, Ltd.                         2,848,876  77,425,164             0.4%
                 LIC Housing Finance, Ltd.                     1,015,620  10,574,547             0.1%
                 Magma Fincorp, Ltd.                              80,848     146,352             0.0%
                 Maharashtra Seamless, Ltd.                      102,979     559,697             0.0%
                 Mahindra & Mahindra Financial Services, Ltd.    933,133   4,877,060             0.0%
                 Mahindra & Mahindra, Ltd.                     1,814,875  37,686,965             0.2%
*                Mahindra CIE Automotive, Ltd.                    29,954     113,035             0.0%
                 Mahindra Lifespace Developers, Ltd.()            46,725     321,039             0.0%
                 Mahindra Lifespace Developers, Ltd.(6238258)    186,903   1,286,686             0.0%
                 Manappuram Finance, Ltd.                      2,877,053   4,179,725             0.0%
                 McLeod Russel India, Ltd.                       810,840   2,393,362             0.0%
                 Meghmani Organics, Ltd.                         113,264      71,296             0.0%
                 Mercator, Ltd.                                  177,557     136,850             0.0%
                 Merck, Ltd.                                      76,089   1,282,363             0.0%
                 MindTree, Ltd.                                    7,080      53,453             0.0%
                 MOIL, Ltd.                                       69,738     341,165             0.0%
                 Mphasis, Ltd.                                   523,975   4,374,948             0.0%
                 MRF, Ltd.                                        13,874  14,613,132             0.1%
                 Muthoot Finance, Ltd.                           292,208   1,792,980             0.0%
*                Nagarjuna Fertilizers & Chemicals, Ltd.       1,812,637     533,807             0.0%
                 National Aluminium Co., Ltd.                  4,964,081   5,311,620             0.0%
                 Nava Bharat Ventures, Ltd.                      190,437     441,782             0.0%
                 Navin Fluorine International, Ltd.                1,828      89,125             0.0%
*                Navkar Corp., Ltd.                                3,743      12,226             0.0%
                 NCC, Ltd.                                     6,858,879  10,183,901             0.1%
                 Nectar Lifesciences, Ltd.                       268,595     157,056             0.0%
                 NIIT Technologies, Ltd.                         684,716   4,886,038             0.0%
*                NIIT, Ltd.                                      354,743     441,039             0.0%
                 Nilkamal, Ltd.                                   69,021   2,348,791             0.0%
                 NOCIL, Ltd.                                      63,951     105,160             0.0%
                 Oberoi Realty, Ltd.                             684,678   4,221,423             0.0%
                 OCL India, Ltd.                                 105,395   1,665,435             0.0%
                 Omaxe, Ltd.                                     722,220   2,165,751             0.0%
                 OnMobile Global, Ltd.                           309,728     404,372             0.0%
                 Orient Cement Ltd.                              616,163   1,619,073             0.0%
                 Oriental Bank of Commerce                       975,550   2,565,728             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                            PERCENTAGE
                                                                                    SHARES     VALUE++    OF NET ASSETS**
                                                                                  ---------- ------------ ---------------
INDIA -- (Continued)
*               Parsvnath Developers, Ltd.                                           395,976 $    100,296             0.0%
                PC Jeweller, Ltd.                                                    610,145    4,000,636             0.0%
                Persistent Systems, Ltd.                                              79,606      726,242             0.0%
                Petronet LNG, Ltd.                                                 2,703,774   17,847,497             0.1%
                Phillips Carbon Black, Ltd.                                            7,518       49,912             0.0%
                Piramal Enterprises, Ltd.                                            737,179   28,534,098             0.2%
*               Polaris Consulting & Services, Ltd.                                   78,121      247,508             0.0%
                Polyplex Corp., Ltd.                                                   7,729       57,475             0.0%
                Power Finance Corp., Ltd.                                          6,063,286   15,065,678             0.1%
                Prabhat Dairy, Ltd.                                                   18,509       34,506             0.0%
                Praj Industries, Ltd.                                              1,246,219    1,674,804             0.0%
*               Prakash Industries, Ltd.                                             100,349      141,529             0.0%
                Prestige Estates Projects, Ltd.                                      287,997    1,056,269             0.0%
*               Prime Focus, Ltd.                                                     22,625       36,574             0.0%
                PTC India Financial Services, Ltd.                                 3,474,984    2,502,063             0.0%
                PTC India, Ltd.                                                    4,144,962    6,126,995             0.0%
*               Punjab National Bank                                               2,525,346    6,617,998             0.1%
                Puravankara, Ltd.                                                    460,912      476,572             0.0%
                Radico Khaitan, Ltd.                                                 657,505    1,251,987             0.0%
                Rain Industries, Ltd.                                              2,231,677    3,903,862             0.0%
                Rajesh Exports, Ltd.                                                  17,376      166,105             0.0%
                Ramco Cements, Ltd. (The)                                            425,729    4,558,952             0.0%
                Ramkrishna Forgings, Ltd.                                              1,752       13,743             0.0%
                Rashtriya Chemicals & Fertilizers, Ltd.                              262,479      343,598             0.0%
                Ratnamani Metals & Tubes, Ltd.                                         3,941       49,454             0.0%
                Raymond, Ltd.                                                        566,788    6,546,923             0.1%
                Redington India, Ltd.                                              1,868,587    3,630,735             0.0%
                Reliance Capital, Ltd.                                             1,766,396   18,232,373             0.1%
*               Reliance Communications, Ltd.                                     16,993,662    9,080,494             0.1%
*               Reliance Defence and Engineering, Ltd.                                22,287       22,564             0.0%
                Reliance Industries, Ltd.                                         18,507,130  400,807,236             2.2%
#               Reliance Industries, Ltd. GDR                                         59,023    2,555,874             0.0%
*               Reliance Power, Ltd.                                               9,323,446    7,080,894             0.1%
*               Rolta India, Ltd.                                                  1,725,026    1,624,705             0.0%
                RSWM, Ltd.                                                             2,943       20,367             0.0%
*               Ruchi Soya Industries, Ltd.                                        2,008,134      791,373             0.0%
                Rural Electrification Corp., Ltd.                                  8,896,705   27,937,326             0.2%
                Sadbhav Engineering, Ltd.                                              3,116       16,185             0.0%
                Sangam India, Ltd.                                                     2,135       10,151             0.0%
                Sanghvi Movers, Ltd.                                                  45,111      185,198             0.0%
                Shilpi Cable Technologies, Ltd.                                       70,347      130,636             0.0%
*               Shipping Corp. of India, Ltd.                                      2,171,786    2,723,986             0.0%
                Shriram City Union Finance, Ltd.                                       3,265      112,721             0.0%
                Shriram Transport Finance Co., Ltd.                                  699,428   11,305,400             0.1%
                Simplex Infrastructures, Ltd.                                         50,747      319,268             0.0%
                Sintex Industries, Ltd.                                            7,846,946   13,830,809             0.1%
                Siyaram Silk Mills, Ltd.                                                 663       17,323             0.0%
                Sobha, Ltd.                                                          825,884    4,759,167             0.0%
                Sonata Software, Ltd.                                                219,589      577,561             0.0%
                South Indian Bank, Ltd. (The)                                     11,772,339    4,705,351             0.0%
                SREI Infrastructure Finance, Ltd.                                  1,890,601    2,673,604             0.0%
                SRF, Ltd.                                                            303,826    8,381,005             0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                                 PERCENTAGE
                                                                                      SHARES       VALUE++     OF NET ASSETS**
                                                                                    ----------- -------------- ---------------
INDIA -- (Continued)
                  State Bank of India                                                13,178,551 $   59,215,518             0.3%
*                 Steel Authority of India, Ltd.                                        614,853        576,552             0.0%
                  Sterlite Technologies, Ltd.                                         2,710,854      6,165,104             0.0%
                  Sunteck Realty, Ltd.                                                   46,678        324,999             0.0%
*                 Syndicate Bank                                                      2,252,956      2,898,986             0.0%
                  TAKE Solutions, Ltd.                                                  239,321        495,058             0.0%
                  Tamil Nadu Newsprint & Papers, Ltd.                                   323,617      1,489,167             0.0%
                  Tata Chemicals, Ltd.                                                1,763,982     17,983,985             0.1%
                  Tata Global Beverages, Ltd.                                         5,889,775     13,996,125             0.1%
                  Tata Motors, Ltd.                                                  14,885,959    106,304,729             0.6%
                  Tata Motors, Ltd. Sponsored ADR                                       103,766      3,701,333             0.0%
                  Tata Steel, Ltd.                                                    5,796,347     40,362,495             0.2%
                  Tech Mahindra, Ltd.                                                   997,512      6,471,949             0.1%
                  Techno Electric & Engineering Co., Ltd.                                51,231        314,852             0.0%
                  Tide Water Oil Co India, Ltd.                                           1,172        110,726             0.0%
                  Time Technoplast, Ltd.                                              1,093,465      1,935,150             0.0%
                  Titagarh Wagons, Ltd.                                                  74,151        147,130             0.0%
                  Transport Corp. of India, Ltd.                                         53,738        202,561             0.0%
                  Trident, Ltd.                                                          83,632        108,939             0.0%
                  Tube Investments of India, Ltd.                                       592,499      6,209,857             0.0%
*                 TV18 Broadcast, Ltd.                                                6,333,197      4,116,233             0.0%
*                 UCO Bank                                                            3,123,377      2,018,809             0.0%
                  Uflex, Ltd.                                                           490,316      2,843,015             0.0%
                  UFO Moviez India, Ltd.                                                  3,427         24,684             0.0%
                  Unichem Laboratories, Ltd.                                            390,108      1,662,284             0.0%
*                 Union Bank of India                                                 2,451,981      6,537,367             0.1%
*                 Unitech, Ltd.                                                      25,373,120      2,245,370             0.0%
                  UPL, Ltd.                                                           4,100,431     51,410,522             0.3%
                  VA Tech Wabag, Ltd.                                                    35,046        366,350             0.0%
                  Vardhman Textiles, Ltd.                                               255,600      5,162,875             0.0%
                  Vedanta, Ltd.()                                                     8,315,795     31,483,163             0.2%
                  Vedanta, Ltd.(6136040)                                             14,518,117     54,862,970             0.3%
                  Vedanta, Ltd. ADR                                                   1,637,287     24,886,768             0.2%
*                 Videocon Industries, Ltd.                                             769,833      1,241,720             0.0%
*                 Vijaya Bank                                                         2,612,664      3,352,283             0.0%
                  Welspun Corp., Ltd.                                                 1,967,652      2,526,297             0.0%
*                 Welspun Enterprises, Ltd.                                             861,475      1,255,712             0.0%
                  Welspun India, Ltd.                                                 1,213,054      1,805,093             0.0%
                  Wipro, Ltd.                                                         2,475,767     19,070,307             0.1%
                  Wockhardt, Ltd.                                                       276,374      3,083,703             0.0%
                  Yes Bank, Ltd.                                                        500,648     12,734,531             0.1%
                  Zee Media Corp., Ltd.                                                  62,079         36,661             0.0%
                  Zensar Technologies, Ltd.                                             164,214      2,205,133             0.0%
*                 Zuari Agro Chemicals, Ltd.                                             23,149        150,151             0.0%
                                                                                                -------------- ---------------
TOTAL INDIA                                                                                      2,452,475,991            13.5%
                                                                                                -------------- ---------------
INDONESIA -- (2.8%)
                  Adaro Energy Tbk PT                                               293,227,500     38,992,879             0.2%
                  Adhi Karya Persero Tbk PT                                          15,199,800      2,572,637             0.0%
*                 Agung Podomoro Land Tbk PT                                        131,245,000      2,065,957             0.0%
*                 Alam Sutera Realty Tbk PT                                         219,592,100      5,719,371             0.0%
*                 Aneka Tambang Persero Tbk PT                                      137,992,777      7,188,010             0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                            PERCENTAGE
                                                                                    SHARES      VALUE++   OF NET ASSETS**
                                                                                  ----------- ----------- ---------------
INDONESIA -- (Continued)
                Asahimas Flat Glass Tbk PT                                          4,905,700 $ 2,491,629             0.0%
                Astra Agro Lestari Tbk PT                                           1,475,767   1,593,205             0.0%
                Astra Graphia Tbk PT                                                  436,900      62,155             0.0%
*               Bakrie and Brothers Tbk PT                                        459,725,450   1,724,531             0.0%
*               Bakrie Telecom Tbk PT                                             238,934,800     896,297             0.0%
                Bank Bukopin Tbk                                                   64,007,133   3,022,150             0.0%
                Bank Danamon Indonesia Tbk PT                                      35,799,554  13,042,411             0.1%
                Bank Mandiri Persero Tbk PT                                        91,588,731  80,150,276             0.5%
                Bank Negara Indonesia Persero Tbk PT                              102,370,741  48,882,360             0.3%
*               Bank Pan Indonesia Tbk PT                                         132,362,501   9,078,797             0.1%
                Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT               35,476,100   5,340,827             0.0%
                Bank Pembangunan Daerah Jawa Timur Tbk PT                          11,045,900     566,842             0.0%
                Bank Rakyat Indonesia Persero Tbk PT                                  373,800     361,053             0.0%
                Bank Tabungan Negara Persero Tbk PT                                79,335,127  13,659,313             0.1%
*               Barito Pacific Tbk PT                                              13,833,400   3,267,121             0.0%
                Bekasi Fajar Industrial Estate Tbk PT                              35,110,400     778,397             0.0%
*               Benakat Integra Tbk PT                                            142,047,100   1,149,528             0.0%
                BISI International Tbk PT                                          13,630,400   1,898,418             0.0%
                Blue Bird Tbk PT                                                       51,500      15,137             0.0%
                Bumi Serpong Damai Tbk PT                                          73,513,900   9,848,242             0.1%
                Ciputra Development Tbk PT                                        169,606,478  16,265,413             0.1%
*               Clipan Finance Indonesia Tbk PT                                     2,995,500      67,353             0.0%
*               Darma Henwa Tbk PT                                                 15,579,242      76,020             0.0%
*               Eagle High Plantations Tbk PT                                     115,969,500   2,726,839             0.0%
                Elnusa Tbk PT                                                      60,294,100   1,706,043             0.0%
*               Energi Mega Persada Tbk PT                                        170,916,278     641,071             0.0%
                Erajaya Swasembada Tbk PT                                          24,615,200   1,347,101             0.0%
*               Eureka Prima Jakarta Tbk PT                                         1,297,300       9,633             0.0%
*               Ever Shine Textile Tbk PT                                          19,342,215     136,407             0.0%
*               Gajah Tunggal Tbk PT                                               34,284,700   2,659,388             0.0%
*               Garuda Indonesia Persero Tbk PT                                    45,240,181   1,248,091             0.0%
                Global Mediacom Tbk PT                                            104,311,400   4,181,316             0.0%
*               Hanson International Tbk PT                                        40,814,600     424,952             0.0%
*               Harum Energy Tbk PT                                                15,446,200   2,974,539             0.0%
                Hexindo Adiperkasa Tbk PT                                             721,744     238,165             0.0%
                Holcim Indonesia Tbk PT                                            26,217,400   1,769,607             0.0%
                Indah Kiat Pulp & Paper Corp. Tbk PT                               39,580,500   6,169,147             0.1%
*               Indika Energy Tbk PT                                                1,135,500      76,602             0.0%
                Indo Tambangraya Megah Tbk PT                                       4,073,100   5,840,062             0.0%
*               Indo-Rama Synthetics Tbk PT                                            41,500       2,430             0.0%
                Indocement Tunggal Prakarsa Tbk PT                                     84,100     106,751             0.0%
                Indofood Sukses Makmur Tbk PT                                      70,443,200  44,146,750             0.3%
                Intiland Development Tbk PT                                       112,254,600   3,702,875             0.0%
                Japfa Comfeed Indonesia Tbk PT                                     40,368,050   4,434,441             0.0%
                Jaya Real Property Tbk PT                                         120,718,000   8,151,057             0.1%
*               Kawasan Industri Jababeka Tbk PT                                  306,496,275   7,577,527             0.1%
*               Krakatau Steel Persero Tbk PT                                       2,345,500     101,894             0.0%
*               Lippo Cikarang Tbk PT                                               2,690,000     902,496             0.0%
                Lippo Karawaci Tbk PT                                             312,423,249  18,504,393             0.1%
*               Malindo Feedmill Tbk PT                                               331,200      30,301             0.0%
*               Medco Energi Internasional Tbk PT                                  27,499,500   6,162,439             0.0%
                Metrodata Electronics Tbk PT                                        1,539,436      75,663             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                               PERCENTAGE
                                                                                      SHARES      VALUE++    OF NET ASSETS**
                                                                                    ----------- ------------ ---------------
INDONESIA -- (Continued)
                  Mitra Pinasthika Mustika Tbk PT                                     1,984,700 $    133,996             0.0%
*                 MNC Investama Tbk PT                                              331,039,400    2,982,743             0.0%
*                 Modernland Realty Tbk PT                                           87,619,900    1,851,563             0.0%
*                 Multipolar Tbk PT                                                  63,216,500    1,506,530             0.0%
*                 Nirvana Development Tbk PT                                          1,000,000        5,923             0.0%
*                 Nusantara Infrastructure Tbk PT                                   179,929,000    1,779,920             0.0%
                  Pabrik Kertas Tjiwi Kimia Tbk PT                                      929,000       88,712             0.0%
                  Pan Brothers Tbk PT                                                50,034,250    2,231,747             0.0%
*                 Panin Financial Tbk PT                                            204,627,100    3,587,929             0.0%
*                 Paninvest Tbk PT                                                   30,871,000    1,970,540             0.0%
                  Pembangunan Perumahan Persero Tbk PT                                4,976,400    1,186,430             0.0%
                  Perusahaan Perkebunan London Sumatra Indonesia Tbk PT              64,865,784    6,780,846             0.1%
                  Ramayana Lestari Sentosa Tbk PT                                    44,344,400    4,237,502             0.0%
                  Salim Ivomas Pratama Tbk PT                                        50,872,200    2,419,010             0.0%
                  Sampoerna Agro PT                                                  12,001,241    1,908,808             0.0%
                  Selamat Sempurna Tbk PT                                            39,344,600    3,598,695             0.0%
                  Semen Baturaja Persero Tbk PT                                      13,925,300    3,682,169             0.0%
                  Semen Indonesia Persero Tbk PT                                     10,444,200    6,902,182             0.1%
*                 Sentul City Tbk PT                                                 80,474,100      531,012             0.0%
*                 Sinar Mas Agro Resources & Technology Tbk PT                        7,767,600    2,389,280             0.0%
                  Sri Rejeki Isman Tbk PT                                           153,095,600    3,466,183             0.0%
                  Surya Semesta Internusa Tbk PT                                     60,559,200    3,313,334             0.0%
                  Tambang Batubara Bukit Asam Persero Tbk PT                          1,061,700    1,006,712             0.0%
*                 Tiga Pilar Sejahtera Food Tbk                                      32,951,122    5,466,835             0.0%
                  Timah Persero Tbk PT                                               64,189,760    4,543,488             0.0%
                  Tiphone Mobile Indonesia Tbk PT                                     7,827,700      604,366             0.0%
                  Trias Sentosa Tbk PT                                                  336,500        7,829             0.0%
*                 Truba Alam Manunggal Engineering PT                               129,244,500      145,447             0.0%
                  Tunas Baru Lampung Tbk PT                                          22,298,600    2,121,407             0.0%
                  Tunas Ridean Tbk PT                                                35,547,400    3,533,647             0.0%
*                 Ultrajaya Milk Industry & Trading Co. Tbk PT                        7,822,300    2,465,871             0.0%
*                 Unggul Indah Cahaya Tbk PT                                            319,635       75,685             0.0%
                  United Tractors Tbk PT                                             21,427,200   43,202,003             0.3%
*                 Vale Indonesia Tbk PT                                              38,206,100    6,346,298             0.1%
*                 Visi Media Asia Tbk PT                                              5,185,700      154,646             0.0%
*                 XL Axiata Tbk PT                                                   10,211,500    2,455,600             0.0%
                                                                                                ------------ ---------------
TOTAL INDONESIA                                                                                  525,509,197             2.9%
                                                                                                ------------ ---------------
MALAYSIA -- (3.2%)
                  Affin Holdings Bhd                                                 10,900,750    7,356,294             0.1%
#                 AirAsia Bhd                                                        16,927,400   13,056,157             0.1%
*                 Alam Maritim Resources Bhd                                          2,817,000      194,446             0.0%
                  Alliance Financial Group Bhd                                       15,784,300   15,006,102             0.1%
                  Allianz Malaysia Bhd                                                   28,800       76,196             0.0%
                  AMMB Holdings Bhd                                                  24,884,862   31,405,464             0.2%
                  Ann Joo Resources Bhd                                               1,674,300    1,140,778             0.0%
                  APM Automotive Holdings Bhd                                           721,300      634,185             0.0%
                  Batu Kawan Bhd                                                      2,081,750    9,103,709             0.1%
                  Benalec Holdings Bhd                                                6,856,000      836,378             0.0%
*                 Berjaya Assets BHD                                                    355,600       84,374             0.0%
#*                Berjaya Corp. Bhd                                                  37,649,878    3,032,147             0.0%
*                 Berjaya Land Bhd                                                   13,220,000    1,614,926             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE++   OF NET ASSETS**
                                                                                  ---------- ----------- ---------------
MALAYSIA -- (Continued)
                BIMB Holdings Bhd                                                  1,408,207 $ 1,421,128             0.0%
#               Boustead Holdings Bhd                                             13,330,691   8,040,667             0.1%
                Boustead Plantations Bhd                                           1,491,900     563,553             0.0%
#*              Bumi Armada Bhd                                                   25,619,100   4,653,906             0.0%
                Can-One Bhd                                                          401,400     302,281             0.0%
#               CB Industrial Product Holding Bhd                                  1,722,100     816,994             0.0%
                Chin Teck Plantations Bhd                                            309,100     563,412             0.0%
                CIMB Group Holdings Bhd                                           25,339,326  33,485,444             0.2%
#               Coastal Contracts Bhd                                              3,357,500   1,027,462             0.0%
#               CSC Steel Holdings Bhd                                             2,012,556     912,893             0.0%
                Cypark Resources Bhd                                                 122,200      67,506             0.0%
*               Daya Materials Bhd                                                10,420,400     214,949             0.0%
*               Dayang Enterprise Holdings Bhd                                     1,935,700     547,493             0.0%
#               DRB-Hicom Bhd                                                     12,059,600   3,994,420             0.0%
#               Eastern & Oriental Bhd                                            11,096,180   4,855,153             0.0%
#*              Eco World Development Group Bhd                                    2,660,800     931,122             0.0%
#               Evergreen Fibreboard Bhd                                           5,331,389   1,080,021             0.0%
                FAR East Holdings Bhd                                                403,800     834,507             0.0%
#               Felda Global Ventures Holdings Bhd                                11,566,500   5,666,546             0.1%
#               Gadang Holdings Bhd                                                  696,500     205,400             0.0%
#               Genting Bhd                                                       20,604,400  46,667,091             0.3%
#               Genting Malaysia Bhd                                              27,675,700  37,403,616             0.2%
                Glomac Bhd                                                         6,371,700   1,034,928             0.0%
                Goldis Bhd                                                         3,223,995   2,138,059             0.0%
                GuocoLand Malaysia Bhd                                             2,797,700     831,056             0.0%
#               HAP Seng Consolidated Bhd                                          5,443,782  11,115,748             0.1%
                Hap Seng Plantations Holdings Bhd                                  3,563,200   2,125,200             0.0%
*               Hengyuan Refining Co Bhd                                              91,300      80,071             0.0%
                Hiap Teck Venture Bhd                                              1,476,900     107,120             0.0%
#               Hong Leong Financial Group Bhd                                     2,819,234  10,950,437             0.1%
                Hong Leong Industries Bhd                                            847,400   1,972,242             0.0%
                Hua Yang Bhd                                                       2,298,310     587,439             0.0%
                Hume Industries Bhd                                                   29,984      18,723             0.0%
                I-Bhd                                                                 84,900      12,227             0.0%
                IJM Corp. Bhd                                                     46,647,018  37,605,309             0.2%
#               Insas Bhd                                                          6,223,000   1,323,903             0.0%
                IOI Properties Group Bhd                                           3,944,125   1,880,596             0.0%
*               Iris Corp. Bhd                                                    21,834,300   1,028,978             0.0%
#*              Iskandar Waterfront City Bhd                                       1,685,600   1,205,967             0.0%
*               JAKS Resources Bhd                                                 5,154,700   1,968,657             0.0%
#               Jaya Tiasa Holdings Bhd                                            5,694,233   1,534,296             0.0%
                JCY International Bhd                                              8,320,900   1,197,385             0.0%
                Keck Seng Malaysia Bhd                                             2,504,000   2,883,652             0.0%
*               Kenanga Investment Bank Bhd                                        2,020,487     293,156             0.0%
                Kian JOO CAN Factory Bhd                                           4,747,780   3,280,506             0.0%
                Kim Loong Resources Bhd                                              309,100     263,637             0.0%
                Kimlun Corp. Bhd                                                     845,419     465,523             0.0%
#*              KNM Group Bhd                                                     27,168,290   1,811,113             0.0%
                Kretam Holdings Bhd                                                3,429,400     430,439             0.0%
#*              KSL Holdings Bhd                                                   9,123,451   2,563,164             0.0%
                Kumpulan Fima Bhd                                                  2,136,600     915,078             0.0%
                Kumpulan Perangsang Selangor Bhd                                   2,571,500     882,769             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE++   OF NET ASSETS**
                                                                                  ---------- ----------- ---------------
MALAYSIA -- (Continued)
*               Kwantas Corp. Bhd                                                    288,400 $   102,312             0.0%
                Land & General Bhd                                                14,442,200     864,972             0.0%
*               Landmarks Bhd                                                      2,119,208     402,567             0.0%
#               LBS Bina Group Bhd                                                 3,985,500   1,918,151             0.0%
#               Magnum Bhd                                                         5,285,900   2,556,802             0.0%
                Mah Sing Group Bhd                                                13,676,862   4,692,490             0.0%
                Malayan Banking Bhd                                                2,031,123   4,480,137             0.0%
                Malayan Flour Mills Bhd                                            3,117,950   1,298,237             0.0%
                Malaysia Airports Holdings Bhd                                     4,595,854   8,039,152             0.1%
                Malaysia Building Society Bhd                                      6,305,900   1,902,293             0.0%
*               Malaysia Marine and Heavy Engineering Holdings Bhd                 2,930,500     674,227             0.0%
#*              Malaysian Bulk Carriers Bhd                                        4,604,925     900,333             0.0%
                Malaysian Pacific Industries Bhd                                     848,675   2,341,044             0.0%
#*              Malaysian Resources Corp. Bhd                                     14,806,800   5,173,924             0.0%
                Malton Bhd                                                         3,456,400   1,168,719             0.0%
#               MBM Resources Bhd                                                  2,696,103   1,590,844             0.0%
                Media Prima Bhd                                                    6,367,700   1,757,582             0.0%
                Mega First Corp. Bhd                                               1,507,800   1,315,781             0.0%
                MISC Bhd                                                          16,155,404  27,199,429             0.2%
*               MK Land Holdings Bhd                                               5,393,500     391,026             0.0%
#               MKH Bhd                                                            3,201,370   1,798,949             0.0%
                MMC Corp. Bhd                                                     14,388,080   8,384,807             0.1%
*               MNRB Holdings Bhd                                                  2,443,350   1,456,557             0.0%
*               Mudajaya Group Bhd                                                 4,318,700   1,193,497             0.0%
#               Muhibbah Engineering M Bhd                                         3,993,100   2,658,065             0.0%
*               Mulpha International Bhd                                          22,576,600   1,249,956             0.0%
*               Naim Holdings Bhd                                                  2,091,600     751,644             0.0%
                Negri Sembilan Oil Palms Bhd                                          37,900      36,534             0.0%
#               Oriental Holdings Bhd                                              3,572,279   5,575,644             0.0%
#               OSK Holdings Bhd                                                   7,655,071   2,768,191             0.0%
                Pacific & Orient Bhd                                                 334,330      99,328             0.0%
                Panasonic Manufacturing Malaysia Bhd                                 334,980   2,620,006             0.0%
                Pantech Group Holdings Bhd                                         4,364,109     663,105             0.0%
                Paramount Corp. Bhd                                                1,660,525     696,082             0.0%
#*              Parkson Holdings Bhd                                               7,750,928   1,133,412             0.0%
                PPB Group Bhd                                                      6,954,766  27,082,506             0.2%
                Protasco Bhd                                                       3,739,250     938,062             0.0%
#               RHB Bank Bhd                                                      13,339,100  16,889,814             0.1%
*               Rimbunan Sawit Bhd                                                 6,810,000     760,419             0.0%
                Salcon Bhd                                                           658,500      99,238             0.0%
#               Sapura Energy Bhd                                                 28,789,300  13,232,958             0.1%
#               Sarawak Oil Palms Bhd                                                619,967     489,764             0.0%
*               Scomi Energy Services Bhd                                            352,300      16,237             0.0%
*               Scomi Group Bhd                                                   21,734,600     849,101             0.0%
                Selangor Dredging Bhd                                              1,352,800     285,636             0.0%
                Selangor Properties Bhd                                               75,300      80,439             0.0%
                Shangri-La Hotels Malaysia Bhd                                       636,600     747,390             0.0%
                SHL Consolidated Bhd                                                 331,800     215,541             0.0%
#               SP Setia Bhd Group                                                 5,447,612   4,588,624             0.0%
                Star Media Group Bhd                                               1,607,100     869,846             0.0%
#*              Sumatec Resources Bhd                                              2,855,100      49,297             0.0%
                Sunway Bhd                                                        12,446,559   9,949,517             0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                            PERCENTAGE
                                                                                    SHARES     VALUE++    OF NET ASSETS**
                                                                                  ---------- ------------ ---------------
MALAYSIA -- (Continued)
#               Supermax Corp. Bhd                                                 6,246,700 $  2,762,197             0.0%
                Suria Capital Holdings Bhd                                           824,400      408,604             0.0%
                Symphony Life Bhd                                                    735,324      154,131             0.0%
#               Ta Ann Holdings Bhd                                                2,330,026    2,006,684             0.0%
#               TA Enterprise Bhd                                                 20,764,700    3,130,897             0.0%
#               TA Global Bhd                                                     15,532,980    1,289,982             0.0%
*               Talam Transform Bhd                                                  620,250        7,166             0.0%
                TAN Chong Motor Holdings Bhd                                       4,378,300    1,895,930             0.0%
#               TDM Bhd                                                           12,844,900    1,952,025             0.0%
*               TH Plantations Bhd                                                   900,500      250,767             0.0%
                Thong Guan Industries Bhd                                             31,700       32,472             0.0%
                Time dotCom Bhd                                                    4,589,780    9,334,566             0.1%
                Tiong NAM Logistics Holdings                                       1,290,900      540,413             0.0%
#               Tropicana Corp. Bhd                                                8,252,589    1,871,703             0.0%
                UEM Edgenta Bhd                                                    1,368,200    1,013,642             0.0%
#               UEM Sunrise Bhd                                                   20,571,245    5,872,529             0.1%
#*              UMW Holdings Bhd                                                     982,200    1,401,689             0.0%
#*              UMW Oil & Gas Corp. Bhd                                            3,344,400      523,351             0.0%
#               Unisem M Bhd                                                       7,206,400    5,525,169             0.0%
                United Malacca Bhd                                                   960,500    1,367,683             0.0%
                United Plantations Bhd                                               150,500      970,133             0.0%
                UOA Development Bhd                                                7,305,600    4,515,096             0.0%
#*              Vivocom International Holdings Bhd                                 1,144,800       40,804             0.0%
#               VS Industry Bhd                                                    4,285,865    1,974,174             0.0%
                Wah Seong Corp. Bhd                                                4,715,383      966,504             0.0%
#               WCT Holdings Bhd                                                  13,586,720    6,977,981             0.1%
                Wing Tai Malaysia Bhd                                              2,781,650      735,997             0.0%
#               WTK Holdings BHD                                                   5,770,150    1,321,747             0.0%
#*              YNH Property Bhd                                                   6,942,625    2,446,302             0.0%
                YTL Corp. Bhd                                                     85,261,850   28,856,825             0.2%
*               YTL Land & Development Bhd                                         2,897,200      410,569             0.0%
                                                                                             ------------ ---------------
TOTAL MALAYSIA                                                                                597,862,018             3.3%
                                                                                             ------------ ---------------
MEXICO -- (4.5%)
#               Alfa S.A.B. de C.V. Class A                                       34,589,985   47,423,939             0.3%
#               Alpek S.A.B. de C.V.                                               4,103,131    4,914,973             0.0%
#*              Axtel S.A.B. de C.V.                                              10,194,141    2,225,624             0.0%
*               Bio Pappel S.A.B. de C.V.                                            439,582      618,559             0.0%
*               Cemex S.A.B. de C.V. Sponsored ADR                                12,864,884  118,614,231             0.7%
#               Coca-Cola Femsa S.A.B. de C.V. Series L                            1,424,609   10,363,751             0.1%
#               Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                         139,424   10,137,519             0.1%
                Consorcio ARA S.A.B. de C.V. Series *                              9,308,776    3,105,356             0.0%
*               Corp Interamericana de Entretenimiento S.A.B. de C.V. Class B      1,560,786    1,343,129             0.0%
#               Corp. Actinver S.A.B. de C.V.                                        105,133       72,266             0.0%
#               Credito Real S.A.B. de C.V. SOFOM ER                                 439,579      616,453             0.0%
                Dine S.A.B. de C.V.                                                1,027,267      581,155             0.0%
                Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR            1,385,477  124,748,349             0.7%
*               Genomma Lab Internacional S.A.B. de C.V. Class B                     696,005      880,670             0.0%
#*              Grupo Aeromexico S.A.B. de C.V.                                    1,208,057    2,409,665             0.0%
                Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR                  251,522   25,879,098             0.1%
#               Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR                    18,880    3,575,872             0.0%
                Grupo Carso S.A.B. de C.V. Series A1                               7,172,333   33,070,398             0.2%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                              PERCENTAGE
                                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                                    ---------- ------------ ---------------
MEXICO -- (Continued)
                  Grupo Cementos de Chihuahua S.A.B. de C.V.                         2,687,568 $ 12,775,950             0.1%
#                 Grupo Comercial Chedraui S.A. de C.V.                              2,678,591    5,533,547             0.0%
#                 Grupo Elektra S.A.B. de C.V.                                         271,422    9,126,579             0.1%
#*                Grupo Famsa S.A.B. de C.V. Class A                                 2,831,479    1,323,595             0.0%
                  Grupo Financiero Banorte S.A.B. de C.V. Class O                   20,219,961  116,688,839             0.7%
#                 Grupo Financiero Inbursa S.A.B. de C.V. Class O                   14,772,311   24,875,221             0.1%
#                 Grupo Financiero Interacciones SA de C.V. Class O                    708,084    3,311,119             0.0%
#                 Grupo Financiero Santander Mexico S.A.B. de C.V. Class B           4,513,225    8,206,408             0.1%
                  Grupo Financiero Santander Mexico S.A.B. de C.V. Class B ADR       1,632,369   14,870,882             0.1%
*                 Grupo Gigante S.A.B. de C.V. Series *                                471,076      998,443             0.0%
#                 Grupo Herdez S.A.B. de C.V. Series *                                 818,512    1,816,138             0.0%
                  Grupo Industrial Maseca S.A.B. de C.V. Class B                     2,749,400    3,394,898             0.0%
                  Grupo Industrial Saltillo S.A.B. de C.V.                           1,338,007    2,690,193             0.0%
                  Grupo KUO S.A.B. de C.V. Series B                                  2,034,528    4,203,555             0.0%
                  Grupo Mexico S.A.B. de C.V. Series B                              37,181,013  108,648,094             0.6%
*                 Grupo Pochteca S.A.B. de C.V.                                         67,810       25,935             0.0%
*                 Grupo Posadas S.A.B. de C.V.                                         355,113      863,955             0.0%
#                 Grupo Rotoplas S.A.B. de C.V.                                         17,266       22,333             0.0%
                  Grupo Sanborns S.A.B. de C.V.                                      1,261,695    1,446,322             0.0%
*                 Grupo Simec S.A.B. de C.V. Series B                                1,118,852    4,160,351             0.0%
*                 Grupo Sports World S.A.B. de C.V.                                    293,561      267,437             0.0%
                  Industrias Bachoco S.A.B. de C.V. Series B                         1,777,377    7,898,719             0.1%
                  Industrias Bachoco S.A.B. de C.V. Sponsored ADR                       40,783    2,179,851             0.0%
#*                Industrias CH S.A.B. de C.V. Series B                              2,014,328   10,817,841             0.1%
                  Industrias Penoles S.A.B. de C.V.                                    197,678    4,832,415             0.0%
#*                La Comer S.A.B. de C.V.                                            5,414,652    4,242,500             0.0%
                  Medica Sur S.A.B. de C.V. Series B                                     1,000        2,122             0.0%
                  Megacable Holdings S.A.B. de C.V.                                     31,794      120,537             0.0%
#                 Mexichem S.A.B. de C.V.                                            8,656,421   23,777,827             0.1%
#*                Minera Frisco S.A.B. de C.V. Class A1                              7,198,230    4,603,747             0.0%
                  Nemak S.A.B. de C.V.                                                 336,244      353,654             0.0%
                  OHL Mexico S.A.B. de C.V.                                          9,638,808   11,766,102             0.1%
#                 Organizacion Cultiba S.A.B. de C.V.                                  170,021      165,006             0.0%
*                 Organizacion Soriana S.A.B. de C.V. Class B                       14,707,352   33,719,038             0.2%
                  Qualitas Controladora S.A.B. de C.V.                               1,569,014    2,562,064             0.0%
#                 TV Azteca S.A.B. de C.V.                                           9,523,719    1,649,238             0.0%
                  Vitro S.A.B. de C.V. Series A                                      1,503,590    5,758,693             0.0%
                                                                                               ------------ ---------------
TOTAL MEXICO                                                                                    830,280,155             4.6%
                                                                                               ------------ ---------------
PHILIPPINES -- (1.1%)
                  A Soriano Corp.                                                    6,260,400      776,539             0.0%
                  ACR Mining Corp.                                                     105,455        7,084             0.0%
                  Alliance Global Group, Inc.                                       31,427,306    9,309,725             0.1%
                  Alsons Consolidated Resources, Inc.                               20,894,000      589,538             0.0%
*                 Atlas Consolidated Mining & Development Corp.                      5,351,500      563,312             0.0%
                  Ayala Corp.                                                           17,990      311,928             0.0%
                  Bank of the Philippine Islands                                       234,470      491,693             0.0%
                  BDO Unibank, Inc.                                                 14,252,999   34,222,880             0.2%
                  Belle Corp.                                                        1,407,000      115,574             0.0%
                  Cebu Air, Inc.                                                     2,264,040    4,893,997             0.0%
                  Cebu Holdings, Inc.                                                  676,250       71,360             0.0%
                  Century Properties Group, Inc.                                    28,217,400      276,878             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                               PERCENTAGE
                                                                                      SHARES      VALUE++    OF NET ASSETS**
                                                                                    ----------- ------------ ---------------
PHILIPPINES -- (Continued)
                  China Banking Corp.                                                   516,071 $    364,634             0.0%
                  Cosco Capital, Inc.                                                11,216,800    1,832,260             0.0%
                  DMCI Holdings, Inc.                                                 1,587,600      408,534             0.0%
                  East West Banking Corp.                                               287,900      123,563             0.0%
                  EEI Corp.                                                           1,150,300      232,593             0.0%
                  Emperador, Inc.                                                     1,071,300      137,021             0.0%
*                 Empire East Land Holdings, Inc.                                    24,178,000      343,531             0.0%
                  Energy Development Corp.                                            5,155,600      622,396             0.0%
                  Filinvest Development Corp.                                           142,800       22,438             0.0%
                  Filinvest Land, Inc.                                              203,955,031    7,073,164             0.1%
                  First Philippine Holdings Corp.                                     4,572,760    6,636,082             0.0%
                  GT Capital Holdings, Inc.                                              34,490      870,098             0.0%
                  Integrated Micro-Electronics, Inc.                                    424,500       65,446             0.0%
                  JG Summit Holdings, Inc.                                            9,269,150   15,623,463             0.1%
                  Lopez Holdings Corp.                                               34,670,100    5,334,587             0.0%
                  LT Group, Inc.                                                     16,065,600    5,133,010             0.0%
                  Megaworld Corp.                                                   144,790,400   11,767,627             0.1%
                  Metropolitan Bank & Trust Co.                                       6,862,590   11,593,854             0.1%
                  Nickel Asia Corp.                                                   1,704,000      212,922             0.0%
                  Pepsi-Cola Products Philippines, Inc.                                 709,000       52,505             0.0%
                  Petron Corp.                                                       16,853,000    3,071,990             0.0%
                  Philex Mining Corp.                                                   390,300       69,013             0.0%
                  Philippine National Bank                                            4,899,113    6,395,878             0.0%
*                 Philippine National Construction Corp.                                398,900        7,337             0.0%
                  Philippine Savings Bank                                             1,216,333    2,176,933             0.0%
                  Phinma Corp.                                                          793,898      181,239             0.0%
                  Phinma Energy Corp.                                                26,285,000    1,130,703             0.0%
                  Phoenix Petroleum Philippines, Inc.                                   979,900      166,702             0.0%
                  RFM Corp.                                                             976,000       94,525             0.0%
                  Rizal Commercial Banking Corp.                                      4,683,248    5,114,158             0.0%
                  Robinsons Land Corp.                                               29,036,050   14,918,925             0.1%
                  Robinsons Retail Holdings, Inc.                                       370,900      589,529             0.0%
                  San Miguel Corp.                                                    6,764,846   14,891,433             0.1%
                  San Miguel Pure Foods Co., Inc.                                        63,140      379,155             0.0%
                  Security Bank Corp.                                                 1,805,854    7,704,608             0.1%
                  STI Education Systems Holdings, Inc.                                4,512,000       96,617             0.0%
*                 Top Frontier Investment Holdings, Inc.                                628,532    3,698,702             0.0%
                  Travellers International Hotel Group, Inc.                          1,539,200      101,642             0.0%
                  Union Bank of the Philippines                                       4,413,349    7,048,280             0.0%
                  Vista Land & Lifescapes, Inc.                                      76,752,568    8,127,637             0.1%
                                                                                                ------------ ---------------
TOTAL PHILIPPINES                                                                                196,045,242             1.1%
                                                                                                ------------ ---------------
POLAND -- (1.7%)
                  Agora SA                                                              578,734    2,418,464             0.0%
                  Asseco Poland SA                                                    1,325,183   18,646,966             0.1%
#*                Bank Millennium SA                                                  3,964,529    7,071,261             0.0%
                  Ciech SA                                                              205,820    4,116,503             0.0%
#*                Enea SA                                                             2,423,548    7,443,962             0.0%
                  Firma Oponiarska Debica SA                                             69,579    1,840,305             0.0%
*                 Getin Holding SA                                                    2,977,249    1,012,797             0.0%
#*                Getin Noble Bank SA                                                 1,094,168      524,330             0.0%
                  Grupa Azoty SA                                                        179,216    3,160,463             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                              PERCENTAGE
                                                                                      SHARES     VALUE++    OF NET ASSETS**
                                                                                    ---------- ------------ ---------------
POLAND -- (Continued)
                  Grupa Kety SA                                                         82,005 $  9,003,291             0.1%
#*                Grupa Lotos SA                                                     1,590,829   24,782,553             0.1%
*                 Impexmetal SA                                                      4,217,244    4,605,833             0.0%
                  Kernel Holding SA                                                    423,053    7,533,796             0.1%
                  KGHM Polska Miedz SA                                               1,475,867   46,752,521             0.3%
                  LC Corp. SA                                                        1,199,107      609,071             0.0%
*                 Lubelski Wegiel Bogdanka SA                                           10,880      203,563             0.0%
*                 mBank SA                                                               3,511      391,825             0.0%
#                 Netia SA                                                           4,447,293    5,044,508             0.0%
#                 Orbis SA                                                             487,188   10,923,920             0.1%
*                 Pelion SA                                                             10,134      139,436             0.0%
                  PGE Polska Grupa Energetyczna SA                                  14,006,233   41,602,097             0.2%
*                 PKP Cargo SA                                                          21,847      359,761             0.0%
                  Polski Koncern Naftowy Orlen SA                                    2,865,816   85,646,571             0.5%
*                 Powszechna Kasa Oszczednosci Bank Polski SA                        1,426,365   12,986,425             0.1%
*                 Tauron Polska Energia SA                                          10,676,446    9,055,383             0.1%
                  Trakcja SA                                                           656,822    2,773,598             0.0%
*                 Vistula Group SA                                                      54,605       45,193             0.0%
                                                                                               ------------ ---------------
TOTAL POLAND                                                                                    308,694,396             1.7%
                                                                                               ------------ ---------------
RUSSIA -- (1.9%)
*                 AFI Development P.L.C. GDR                                            31,827        5,738             0.0%
                  Gazprom PJSC Sponsored ADR                                        46,263,845  219,639,871             1.2%
                  Lukoil PJSC Sponsored ADR(69343P105)                                 723,019   35,825,591             0.1%
                  Lukoil PJSC Sponsored ADR(BYZDW2900)                               1,526,223   75,756,583             0.4%
                  Magnitogorsk Iron & Steel OJSC Sponsored GDR                       1,194,886    9,200,572             0.1%
                  RusHydro PJSC ADR                                                  8,480,943   12,924,728             0.1%
                                                                                               ------------ ---------------
TOTAL RUSSIA                                                                                    353,353,083             1.9%
                                                                                               ------------ ---------------
SOUTH AFRICA -- (6.6%)
                  Adcorp Holdings, Ltd.                                                928,995      951,081             0.0%
                  Aeci, Ltd.                                                         1,425,939   12,359,104             0.1%
                  African Oxygen, Ltd.                                                  47,765       71,087             0.0%
*                 African Phoenix Investments, Ltd.                                  9,264,952      402,108             0.0%
                  African Rainbow Minerals, Ltd.                                     1,736,757   10,978,823             0.1%
                  Alexander Forbes Group Holdings, Ltd.                              1,123,117      541,768             0.0%
                  Alviva Holdings, Ltd.                                                902,939    1,423,146             0.0%
*                 Anglo American Platinum, Ltd.                                         98,018    2,420,409             0.0%
#                 AngloGold Ashanti, Ltd. Sponsored ADR                              1,593,046   18,208,516             0.1%
*                 ArcelorMittal South Africa, Ltd.                                   2,390,579    1,342,399             0.0%
*                 Aveng, Ltd.                                                        7,597,247    3,241,882             0.0%
                  Barclays Africa Group, Ltd.                                        5,579,767   61,282,517             0.3%
                  Barloworld, Ltd.                                                   4,842,776   43,624,367             0.3%
                  Blue Label Telecoms, Ltd.                                          2,410,396    3,059,318             0.0%
#*                Brait SE                                                           2,391,574   15,261,444             0.1%
                  Caxton and CTP Publishers and Printers, Ltd.                       3,089,885    2,739,655             0.0%
                  Clover Industries, Ltd.                                            1,395,079    1,696,291             0.0%
*                 Consolidated Infrastructure Group, Ltd.                              703,402      957,127             0.0%
                  DataTec, Ltd.                                                      3,584,698   15,591,856             0.1%
#                 DRDGOLD, Ltd.                                                      5,320,916    2,075,265             0.0%
*                 enX Group, Ltd.                                                      409,879      505,738             0.0%
*                 Evraz Highveld Steel and Vanadium, Ltd.                              120,337          226             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                              PERCENTAGE
                                                                                    SHARES      VALUE++     OF NET ASSETS**
                                                                                  ---------- -------------- ---------------
SOUTH AFRICA -- (Continued)
*               eXtract Group, Ltd.                                                1,076,958 $        9,691             0.0%
#               Exxaro Resources, Ltd.                                             1,872,928     15,933,695             0.1%
#               Gold Fields, Ltd.                                                  2,664,475      8,732,845             0.1%
#               Gold Fields, Ltd. Sponsored ADR                                   12,391,918     40,273,734             0.2%
#*              Grindrod, Ltd.                                                     7,514,882      6,759,990             0.0%
                Group Five, Ltd.                                                   1,685,503      1,969,006             0.0%
                Harmony Gold Mining Co., Ltd.                                      1,605,176      3,475,810             0.0%
#               Harmony Gold Mining Co., Ltd. Sponsored ADR                          491,788      1,072,098             0.0%
                Hudaco Industries, Ltd.                                              118,362      1,205,260             0.0%
                Hulamin, Ltd.                                                      1,922,782        996,673             0.0%
*               Impala Platinum Holdings, Ltd.                                     6,689,573     21,465,534             0.1%
                Imperial Holdings, Ltd.                                            1,898,907     24,016,502             0.1%
                Investec, Ltd.                                                     3,566,658     26,763,030             0.2%
                Invicta Holdings, Ltd.                                                28,371        116,157             0.0%
                KAP Industrial Holdings, Ltd.                                        310,624        217,622             0.0%
#               Lewis Group, Ltd.                                                  1,819,055      5,150,319             0.0%
                Liberty Holdings, Ltd.                                             1,712,699     13,810,285             0.1%
                Merafe Resources, Ltd.                                            23,636,862      2,933,116             0.0%
                Metair Investments, Ltd.                                           1,369,279      2,345,009             0.0%
                MMI Holdings, Ltd.                                                17,679,587     30,857,231             0.2%
                Mpact, Ltd.                                                        2,607,014      6,038,779             0.0%
                MTN Group, Ltd.                                                   12,557,642    118,761,642             0.7%
                Murray & Roberts Holdings, Ltd.                                    6,671,046      6,993,680             0.1%
#*              Nampak, Ltd.                                                       2,918,175      3,908,389             0.0%
#               Nedbank Group, Ltd.                                                3,003,198     50,633,434             0.3%
*               Northam Platinum, Ltd.                                                   427          1,586             0.0%
                Omnia Holdings, Ltd.                                                 573,458      6,834,828             0.0%
                Peregrine Holdings, Ltd.                                             854,949      1,698,254             0.0%
*               PPC, Ltd.                                                          1,532,793        718,155             0.0%
                Raubex Group, Ltd.                                                 2,062,344      3,718,960             0.0%
                RCL Foods, Ltd.                                                      101,638        109,380             0.0%
                Reunert, Ltd.                                                        674,555      3,572,086             0.0%
#*              Royal Bafokeng Platinum, Ltd.                                        460,976      1,217,804             0.0%
                Sappi, Ltd.                                                        7,508,496     55,761,227             0.3%
#               Sasol, Ltd.                                                        4,145,981    127,052,974             0.7%
#               Sasol, Ltd. Sponsored ADR                                          1,735,363     52,963,279             0.3%
#               Sibanye Gold, Ltd. Sponsored ADR                                   1,376,840     11,028,488             0.1%
#               Standard Bank Group, Ltd.                                         16,569,484    183,997,209             1.0%
*               Stefanutti Stocks Holdings, Ltd.                                     526,548        126,254             0.0%
#               Steinhoff International Holdings NV                               24,951,223    126,929,236             0.7%
*               Super Group, Ltd.                                                  4,217,794     11,603,894             0.1%
                Telkom SA SOC, Ltd.                                                5,017,373     28,079,763             0.2%
                Tongaat Hulett, Ltd.                                               1,351,747     12,203,685             0.1%
                Trencor, Ltd.                                                      1,507,605      4,539,086             0.0%
                Wilson Bayly Holmes-Ovcon, Ltd.                                      487,561      5,214,373             0.0%
                                                                                             -------------- ---------------
TOTAL SOUTH AFRICA                                                                            1,230,544,179             6.8%
                                                                                             -------------- ---------------
SOUTH KOREA -- (15.9%)
#*              Ace Technologies Corp.                                               162,428        563,369             0.0%
#*              AJ Rent A Car Co., Ltd.                                              267,287      2,700,536             0.0%
#*              Ajin Industrial Co., Ltd.                                             26,990        200,142             0.0%
#*              Amotech Co., Ltd.                                                     16,489        350,006             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                             PERCENTAGE
                                                                      SHARES     VALUE++   OF NET ASSETS**
                                                                     --------- ----------- ---------------
SOUTH KOREA -- (Continued)
#                 Asia Cement Co., Ltd.                                 15,034 $ 1,071,776             0.0%
#                 ASIA Holdings Co., Ltd.                               26,825   2,314,719             0.0%
#                 Asia Paper Manufacturing Co., Ltd.                    66,653   1,170,747             0.0%
*                 Asiana Airlines, Inc.                                418,211   1,654,348             0.0%
#*                AUK Corp.                                            396,786     856,929             0.0%
#                 Austem Co., Ltd.                                     205,571     620,321             0.0%
#                 Avaco Co., Ltd.                                       64,150     351,260             0.0%
#*                BH Co., Ltd.                                          19,986     385,977             0.0%
                  BNK Financial Group, Inc.                          2,892,220  24,256,269             0.2%
                  Bookook Securities Co., Ltd.                          28,655     471,953             0.0%
*                 Bubang Co., Ltd.                                       6,672      23,663             0.0%
                  BYC Co., Ltd.                                            752     245,867             0.0%
#*                Capro Corp.                                           79,730     534,660             0.0%
*                 Chemtronics Co., Ltd.                                  2,758      16,691             0.0%
*                 China Great Star International, Ltd.                 655,138     831,796             0.0%
                  Chinyang Holdings Corp.                               83,580     240,905             0.0%
#                 Chokwang Paint, Ltd.                                  59,912     583,168             0.0%
#                 Chongkundang Holdings Corp.                            2,961     178,250             0.0%
                  Chosun Refractories Co., Ltd.                          9,716     752,201             0.0%
                  CJ Hellovision Co., Ltd.                             189,253   1,567,715             0.0%
                  CJ O Shopping Co., Ltd.                                3,953     663,411             0.0%
#                 CKD Bio Corp.                                         19,511     387,929             0.0%
#*                Cosmochemical Co., Ltd.                              115,498     553,698             0.0%
                  CS Wind Corp.                                          3,765      64,130             0.0%
#                 Dae Dong Industrial Co., Ltd.                        152,561     880,407             0.0%
                  Dae Han Flour Mills Co., Ltd.                         14,612   2,259,773             0.0%
#                 Dae Hyun Co., Ltd.                                   211,762     597,143             0.0%
#                 Dae Won Kang Up Co., Ltd.                            255,039   1,051,166             0.0%
#*                Dae Young Packaging Co., Ltd.                      1,305,002   1,114,962             0.0%
#                 Dae-Il Corp.                                          71,782     646,062             0.0%
#*                Daechang Co., Ltd.                                   526,706     508,434             0.0%
                  Daechang Forging Co., Ltd.                               673      30,678             0.0%
                  Daeduck Electronics Co.                              348,808   2,843,738             0.0%
#                 Daeduck GDS Co., Ltd.                                300,804   3,960,589             0.0%
#                 Daegu Department Store                                71,060     815,231             0.0%
#                 Daehan Steel Co., Ltd.                               217,003   1,934,270             0.0%
#                 Daekyo Co., Ltd.                                     184,455   1,385,795             0.0%
                  Daelim Industrial Co., Ltd.                          292,271  20,616,737             0.1%
                  Daesang Corp.                                        105,000   2,191,278             0.0%
#                 Daesang Holdings Co., Ltd.                           166,690   1,424,079             0.0%
#                 Daesung Holdings Co., Ltd.                            42,463     337,610             0.0%
                  Daewon San Up Co., Ltd.                               33,636     204,729             0.0%
*                 Daewoo Engineering & Construction Co., Ltd.          729,810   4,679,885             0.0%
*                 Daewoo Shipbuilding & Marine Engineering Co., Ltd.   491,004     724,920             0.0%
*                 Dahaam E-Tec Co., Ltd.                                 3,535      10,485             0.0%
#                 Daishin Securities Co., Ltd.                         629,382   6,821,086             0.1%
#                 Daou Data Corp.                                       15,106     155,246             0.0%
#                 Daou Technology, Inc.                                400,563   7,297,787             0.1%
#*                Dasan Networks, Inc.                                 134,840     757,694             0.0%
*                 Dayou Plus Co., Ltd.                                  51,812      48,684             0.0%
                  DCM Corp.                                              5,497      62,025             0.0%
                  DGB Financial Group, Inc.                          1,625,465  16,616,356             0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                            PERCENTAGE
                                                                                    SHARES     VALUE++    OF NET ASSETS**
                                                                                   --------- ------------ ---------------
SOUTH KOREA -- (Continued)
#                Display Tech Co., Ltd.                                               43,544 $    156,298             0.0%
                 Dong Ah Tire & Rubber Co., Ltd.                                     101,101    2,212,259             0.0%
#                Dong-Ah Geological Engineering Co., Ltd.                            133,757    1,554,048             0.0%
                 Dong-Il Corp.                                                        18,581      934,158             0.0%
#                Dongbang Transport Logistics Co., Ltd.                              302,271      499,995             0.0%
*                DONGBU Co., Ltd.                                                    496,039      312,463             0.0%
*                Dongbu Securities Co., Ltd.                                         416,559    1,342,301             0.0%
#                Dongil Industries Co., Ltd.                                          18,087    1,212,336             0.0%
#*               Dongkook Industrial Co., Ltd.                                       430,132    1,046,520             0.0%
                 Dongkuk Industries Co., Ltd.                                        301,515    1,212,824             0.0%
                 Dongkuk Steel Mill Co., Ltd.                                        969,675    9,436,267             0.1%
                 DONGSUNG Corp.                                                      139,024      725,246             0.0%
                 Dongwha Enterprise Co., Ltd.                                            488       13,913             0.0%
#                Dongwha Pharm Co., Ltd.                                              56,231      454,295             0.0%
#                Dongwon Development Co., Ltd.                                       171,940      691,982             0.0%
#*               Dongwoo Co., Ltd.                                                    14,971       61,180             0.0%
#                Dongyang E&P, Inc.                                                   35,199      423,466             0.0%
#                Doosan Corp.                                                        109,063    9,311,170             0.1%
#*               Doosan Engine Co., Ltd.                                             112,890      375,809             0.0%
#                Doosan Heavy Industries & Construction Co., Ltd.                    502,984   10,262,472             0.1%
*                Doosan Infracore Co., Ltd.                                        1,948,868   16,118,611             0.1%
#                DRB Holding Co., Ltd.                                               125,082    1,191,665             0.0%
                 DY Corp.                                                            260,920    1,597,072             0.0%
#                e-LITECOM Co., Ltd.                                                  87,616      739,595             0.0%
                 E-MART, Inc.                                                        208,708   42,157,496             0.3%
#                Eagon Industrial, Ltd.                                               74,065      663,376             0.0%
#                Easy Bio, Inc.                                                       84,313      467,936             0.0%
#                Elentec Co., Ltd.                                                   153,388      816,283             0.0%
#                Eugene Corp.                                                        666,799    3,446,198             0.0%
#*               Eugene Investment & Securities Co., Ltd.                          1,113,895    2,958,206             0.0%
                 Eusu Holdings Co., Ltd.                                              61,491      377,789             0.0%
#                EVERDIGM Corp.                                                       23,542      205,549             0.0%
#*               FarmStory Co., Ltd.                                                 386,019      513,563             0.0%
#                Fine Technix Co., Ltd.                                              187,057      463,534             0.0%
                 Fursys, Inc.                                                         28,479      790,820             0.0%
#                Gaon Cable Co., Ltd.                                                 26,323      555,865             0.0%
#*               Global Display Co., Ltd.                                             32,534       98,495             0.0%
#                GOLFZONNEWDIN Co., Ltd.                                             165,816      828,588             0.0%
#*               GS Engineering & Construction Corp.                                 498,408   13,681,112             0.1%
#*               GS Global Corp.                                                     703,704    2,020,785             0.0%
                 GS Holdings Corp.                                                   701,971   36,537,675             0.2%
#                Gwangju Shinsegae Co., Ltd.                                           6,147    1,385,649             0.0%
*                Halla Corp.                                                          82,397      328,031             0.0%
#                Halla Holdings Corp.                                                 96,354    5,130,043             0.0%
                 Han Kuk Carbon Co., Ltd.                                            147,844      864,738             0.0%
                 Hana Financial Group, Inc.                                        3,032,933  104,166,099             0.6%
#*               Hana Micron, Inc.                                                   108,180      502,549             0.0%
#                Handsome Co., Ltd.                                                  128,861    3,550,587             0.0%
                 Hanil Cement Co., Ltd.                                               56,106    5,765,851             0.1%
#*               Hanjin Heavy Industries & Construction Co., Ltd.                    571,915    1,696,808             0.0%
*                Hanjin Heavy Industries & Construction Holdings Co., Ltd.           186,144      840,899             0.0%
#*               Hanjin Kal Corp.                                                    388,211    6,899,612             0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                           PERCENTAGE
                                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                                  --------- ------------ ---------------
SOUTH KOREA -- (Continued)
#               Hanjin Transportation Co., Ltd.                                     131,754 $  3,516,345             0.0%
#               Hankuk Glass Industries, Inc.                                        17,640      406,421             0.0%
#               Hankuk Paper Manufacturing Co., Ltd.                                 37,434      980,059             0.0%
                HanmiGlobal Co., Ltd.                                                13,645      123,360             0.0%
#               Hanshin Construction                                                 30,939      499,016             0.0%
#*              Hansol Holdings Co., Ltd.                                           593,005    3,302,873             0.0%
#*              Hansol HomeDeco Co., Ltd.                                         1,003,813    1,462,850             0.0%
                Hansol Paper Co., Ltd.                                              145,933    2,422,574             0.0%
                Hanwha Chemical Corp.                                             1,512,674   33,396,021             0.2%
                Hanwha Corp.                                                        740,315   25,971,854             0.2%
#*              Hanwha Galleria Timeworld Co., Ltd.                                   2,375       71,410             0.0%
                Hanwha General Insurance Co., Ltd.                                  306,033    1,992,112             0.0%
*               Hanwha Investment & Securities Co., Ltd.                            915,980    2,057,737             0.0%
                Hanwha Life Insurance Co., Ltd.                                   2,907,637   15,705,896             0.1%
#*              Hanwha Techwin Co., Ltd.                                             38,768    1,770,385             0.0%
#               Hanyang Securities Co., Ltd.                                         92,428      597,838             0.0%
                Harim Holdings Co., Ltd.                                            145,163      510,468             0.0%
#               Heung-A Shipping Co., Ltd.                                        1,840,719    2,774,931             0.0%
#               Hitejinro Holdings Co., Ltd.                                        120,661    1,176,739             0.0%
#               HMC Investment Securities Co., Ltd.                                 251,228    2,373,128             0.0%
#               HS R&A Co., Ltd.                                                     44,440    1,603,183             0.0%
                Humax Co., Ltd.                                                     211,718    2,213,289             0.0%
                Huons Global Co., Ltd.                                               16,573      486,566             0.0%
#               Huvis Corp.                                                          93,994      625,056             0.0%
#               Hwa Shin Co., Ltd.                                                  225,769    1,217,356             0.0%
#               Hwacheon Machine Tool Co., Ltd.                                      14,227      641,203             0.0%
                Hwangkum Steel & Technology Co., Ltd.                                47,571      355,134             0.0%
                HwaSung Industrial Co., Ltd.                                         81,838    1,055,756             0.0%
                Hy-Lok Corp.                                                         30,955      609,008             0.0%
#               Hyundai BNG Steel Co., Ltd.                                         153,741    1,712,695             0.0%
                Hyundai Corp Holdings Inc.                                            7,142       99,404             0.0%
                Hyundai Corp.                                                        74,277    1,363,183             0.0%
                Hyundai Department Store Co., Ltd.                                  189,535   18,000,724             0.1%
                Hyundai Engineering & Construction Co., Ltd.                        766,740   32,660,189             0.2%
#               Hyundai Greenfood Co., Ltd.                                         197,422    2,772,365             0.0%
#*              Hyundai Heavy Industries Co., Ltd.                                  442,172   64,116,689             0.4%
                Hyundai Home Shopping Network Corp.                                  21,521    2,307,562             0.0%
                Hyundai Hy Communications & Networks Co., Ltd.                      332,588    1,142,426             0.0%
                Hyundai Marine & Fire Insurance Co., Ltd.                           147,996    4,766,204             0.0%
#*              Hyundai Mipo Dockyard Co., Ltd.                                     107,076    8,702,754             0.1%
                Hyundai Mobis Co., Ltd.                                             577,165  112,559,026             0.6%
                Hyundai Motor Co.                                                 1,860,186  235,270,558             1.3%
                Hyundai Steel Co.                                                 1,193,372   57,481,229             0.3%
#               Hyundai Wia Corp.                                                   216,602   12,348,114             0.1%
                Ilji Technology Co., Ltd.                                            16,833       91,135             0.0%
#*              Iljin Display Co., Ltd.                                              42,044      214,989             0.0%
#               Iljin Electric Co., Ltd.                                            246,467    1,059,402             0.0%
#               Iljin Holdings Co., Ltd.                                              8,540       35,214             0.0%
#               Ilshin Spinning Co., Ltd.                                            18,721    1,940,727             0.0%
#               Ilsung Pharmaceuticals Co., Ltd.                                      9,407    1,095,120             0.0%
                iMarketKorea, Inc.                                                   55,884      652,638             0.0%
                Industrial Bank of Korea                                          2,341,087   25,673,700             0.2%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES     VALUE++    OF NET ASSETS**
                                                                                    --------- ------------ ---------------
SOUTH KOREA -- (Continued)
*                 InnoWireless, Inc.                                                    1,805 $     18,708             0.0%
#                 Intergis Co., Ltd.                                                   49,180      135,505             0.0%
                  Interpark Holdings Corp.                                            384,106    1,811,861             0.0%
                  INTOPS Co., Ltd.                                                    179,814    1,927,298             0.0%
                  Inzi Controls Co., Ltd.                                              89,540      420,877             0.0%
#                 INZI Display Co., Ltd.                                              244,705      516,349             0.0%
#                 ISU Chemical Co., Ltd.                                              141,977    2,133,007             0.0%
#                 IsuPetasys Co., Ltd.                                                248,937    1,020,890             0.0%
#                 Jahwa Electronics Co., Ltd.                                          82,806    1,199,638             0.0%
#                 JB Financial Group Co., Ltd.                                      1,002,970    5,324,320             0.1%
#                 Kangnam Jevisco Co., Ltd.                                            37,860    1,263,812             0.0%
                  KB Capital Co., Ltd.                                                110,465    2,638,025             0.0%
#                 KB Financial Group, Inc.                                            843,489   37,077,592             0.2%
#                 KB Financial Group, Inc. ADR                                      2,938,163  127,721,945             0.7%
                  KB Insurance Co., Ltd.                                              494,937   14,216,350             0.1%
                  KC Green Holdings Co., Ltd.                                          22,570      139,356             0.0%
                  KCC Corp.                                                            54,579   16,311,898             0.1%
*                 KEC Corp.                                                           432,094      392,776             0.0%
#                 Keyang Electric Machinery Co., Ltd.                                 183,876      884,501             0.0%
#                 KG Chemical Corp.                                                    71,748      863,620             0.0%
                  KG Eco Technology Service Co., Ltd.                                 290,681      840,353             0.0%
#                 KH Vatec Co., Ltd.                                                  153,792    1,708,882             0.0%
                  Kia Motors Corp.                                                  3,369,529  103,144,562             0.6%
                  KISCO Corp.                                                          64,362    2,120,482             0.0%
#                 KISCO Holdings Co., Ltd.                                             12,088      680,684             0.0%
#                 Kishin Corp.                                                        107,298      429,888             0.0%
                  KISWIRE, Ltd.                                                        89,965    2,986,816             0.0%
#*                KleanNara Co., Ltd.                                                  92,415      434,091             0.0%
*                 KMH Co., Ltd.                                                        40,064      285,807             0.0%
#                 Kolon Corp.                                                          22,545    1,236,912             0.0%
                  Kolon Global Corp.                                                   15,746      186,105             0.0%
#                 Kolon Industries, Inc.                                              237,409   14,261,295             0.1%
#                 Komelon Corp.                                                        31,555      288,224             0.0%
*                 KONA I Co., Ltd.                                                      2,101       17,902             0.0%
#                 Kook Soon Dang Brewery Co., Ltd.                                    112,565      637,529             0.0%
#                 Korea Alcohol Industrial Co., Ltd.                                   73,930      589,470             0.0%
#                 Korea Circuit Co., Ltd.                                             151,297    1,760,223             0.0%
                  Korea Electric Terminal Co., Ltd.                                     5,673      354,539             0.0%
                  Korea Export Packaging Industrial Co., Ltd.                           5,290       80,879             0.0%
#                 Korea Flange Co., Ltd.                                               67,906      757,539             0.0%
                  Korea Investment Holdings Co., Ltd.                                 464,428   20,923,445             0.1%
#*                Korea Line Corp.                                                     76,110    1,612,718             0.0%
*                 Korean Air Lines Co., Ltd.                                          281,112    7,560,944             0.1%
#                 Korean Reinsurance Co.                                              968,873    9,616,770             0.1%
#                 Kortek Corp.                                                        106,667    1,386,108             0.0%
#                 KPX Chemical Co., Ltd.                                               17,052      916,852             0.0%
                  KSS LINE, Ltd.                                                       78,330      581,242             0.0%
#*                KTB Investment & Securities Co., Ltd.                               618,542    1,766,125             0.0%
                  KTCS Corp.                                                          251,689      565,956             0.0%
                  Ktis Corp.                                                           39,555      123,799             0.0%
                  Kukdo Chemical Co., Ltd.                                             58,563    2,470,430             0.0%
                  Kukdong Oil & Chemicals Co., Ltd.                                    26,930       87,189             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                           PERCENTAGE
                                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                                  --------- ------------ ---------------
SOUTH KOREA -- (Continued)
#*              Kumho Electric Co., Ltd.                                             44,161 $    422,932             0.0%
                Kumho Industrial Co., Ltd.                                           12,566      103,267             0.0%
                Kumkang Kind Co., Ltd.                                                7,896      260,496             0.0%
#               Kwangju Bank                                                        185,215    1,918,995             0.0%
#*              Kyeryong Construction Industrial Co., Ltd.                           38,242      590,861             0.0%
                Kyobo Securities Co., Ltd.                                          229,729    1,927,791             0.0%
#               Kyung-In Synthetic Corp.                                             27,261      106,406             0.0%
#               Kyungbang, Ltd.                                                     141,679    1,829,533             0.0%
#               Kyungchang Industrial Co., Ltd.                                      28,508      123,865             0.0%
#               LEADCORP, Inc. (The)                                                144,741      909,265             0.0%
                LF Corp.                                                            226,717    4,968,483             0.0%
                LG Corp.                                                            922,482   54,796,762             0.3%
                LG Display Co., Ltd.                                              1,493,377   38,481,502             0.2%
#               LG Display Co., Ltd. ADR                                          4,048,932   52,109,755             0.3%
#               LG Electronics, Inc.                                              1,692,217  102,723,685             0.6%
                LG Hausys, Ltd.                                                      42,196    3,706,080             0.0%
                LG International Corp.                                              233,369    6,661,023             0.1%
                LG Uplus Corp.                                                    1,246,868   15,843,267             0.1%
#               LMS Co., Ltd.                                                        14,112      138,174             0.0%
#               Lotte Chilsung Beverage Co., Ltd.                                     7,771   11,461,471             0.1%
#               Lotte Confectionery Co., Ltd.                                        16,259    2,926,392             0.0%
                LOTTE Fine Chemical Co., Ltd.                                        85,030    2,876,452             0.0%
                Lotte Food Co., Ltd.                                                  3,483    1,962,733             0.0%
                LOTTE Himart Co., Ltd.                                              116,741    5,641,975             0.1%
                Lotte Non-Life Insurance Co., Ltd.                                  342,288      812,205             0.0%
                Lotte Shopping Co., Ltd.                                            123,317   28,438,446             0.2%
                LS Corp.                                                            166,539    9,529,501             0.1%
*               Lumens Co., Ltd.                                                    291,814      930,118             0.0%
                MegaStudy Co., Ltd.                                                   8,108      228,715             0.0%
                MegaStudyEdu Co., Ltd.                                                2,475       92,187             0.0%
                Meritz Financial Group, Inc.                                         61,217      682,905             0.0%
                Meritz Fire & Marine Insurance Co., Ltd.                             46,753      727,020             0.0%
                Meritz Securities Co., Ltd.                                       1,053,135    3,818,799             0.0%
#               Mi Chang Oil Industrial Co., Ltd.                                     5,785      441,175             0.0%
                Mirae Asset Daewoo Co., Ltd.                                      2,883,733   22,567,406             0.1%
                Mirae Asset Life Insurance Co., Ltd.                                327,256    1,605,577             0.0%
#               MK Electron Co., Ltd.                                               200,907    1,533,264             0.0%
#*              MNTech Co., Ltd.                                                    186,373      999,801             0.0%
                Mobase Co., Ltd.                                                     34,746      230,878             0.0%
#               Moorim P&P Co., Ltd.                                                391,856    1,424,968             0.0%
#*              Moorim Paper Co., Ltd.                                              210,130      504,090             0.0%
#               Motonic Corp.                                                        77,783      643,203             0.0%
                Namyang Dairy Products Co., Ltd.                                      3,610    2,751,417             0.0%
#*              Neowiz                                                               44,731      459,650             0.0%
#*              NEOWIZ HOLDINGS Corp.                                                76,012    1,038,786             0.0%
#               Nexen Corp.                                                         209,515    1,518,194             0.0%
                NH Investment & Securities Co., Ltd.                              2,203,266   25,518,639             0.2%
#*              NHN Entertainment Corp.                                              71,373    3,898,086             0.0%
#               Nong Shim Holdings Co., Ltd.                                         24,191    2,296,166             0.0%
                NongShim Co., Ltd.                                                   10,055    2,801,974             0.0%
                NOROO Paint & Coatings Co., Ltd.                                     73,137      522,886             0.0%
#               NPC                                                                 116,690      668,630             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                           PERCENTAGE
                                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                                  --------- ------------ ---------------
SOUTH KOREA -- (Continued)
#               OCI Co., Ltd.                                                       161,730 $ 11,205,172             0.1%
                Opto Device Technology Co., Ltd.                                     26,621      214,150             0.0%
*               Paik Kwang Industrial Co., Ltd.                                      23,328       57,044             0.0%
#*              Pan Ocean Co., Ltd.                                               1,075,661    4,918,206             0.0%
                Pang Rim Co., Ltd.                                                    3,201       62,569             0.0%
#*              PaperCorea, Inc.                                                    340,867      153,008             0.0%
#               Poongsan Corp.                                                      350,209   12,004,428             0.1%
                Poongsan Holdings Corp.                                              58,844    2,466,086             0.0%
                POSCO                                                               567,616  134,004,439             0.8%
#               POSCO Sponsored ADR                                               1,500,406   88,553,962             0.5%
                POSCO Coated & Color Steel Co., Ltd.                                 15,636      426,523             0.0%
                Posco Daewoo Corp.                                                  174,399    3,674,755             0.0%
#*              Power Logics Co., Ltd.                                              285,879    1,324,250             0.0%
#               Pyeong Hwa Automotive Co., Ltd.                                     181,903    2,173,189             0.0%
#*              RFTech Co., Ltd.                                                    107,861      629,828             0.0%
#*              S&T Dynamics Co., Ltd.                                              373,066    2,940,655             0.0%
#               S&T Holdings Co., Ltd.                                              111,053    1,531,382             0.0%
#               S&T Motiv Co., Ltd.                                                  36,666    1,449,757             0.0%
                S-Energy Co., Ltd.                                                   28,801      202,155             0.0%
#               Sajo Industries Co., Ltd.                                            30,402    1,850,747             0.0%
                Sam Young Electronics Co., Ltd.                                     167,169    1,907,826             0.0%
#               Sambo Motors Co., Ltd.                                               14,459       79,032             0.0%
                Samho Development Co., Ltd.                                         130,188      523,905             0.0%
#               SAMHWA Paints Industrial Co., Ltd.                                   45,940      351,310             0.0%
#               Samick Musical Instruments Co., Ltd.                                292,604      558,703             0.0%
#*              Samji Electronics Co., Ltd.                                          77,899      606,595             0.0%
#*              Samjin LND Co., Ltd.                                                 92,054      235,248             0.0%
                Samkee Automotive Co., Ltd.                                          14,490       41,739             0.0%
                Sammok S-Form Co., Ltd.                                              63,150      758,845             0.0%
#*              SAMPYO Cement Co., Ltd.                                              78,703      261,362             0.0%
                Samsung Card Co., Ltd.                                              220,240    7,722,317             0.1%
#               Samsung Electro-Mechanics Co., Ltd.                                 649,685   41,679,914             0.3%
#*              Samsung Heavy Industries Co., Ltd.                                2,281,752   21,627,407             0.1%
                Samsung Life Insurance Co., Ltd.                                    560,206   53,857,892             0.3%
                Samsung SDI Co., Ltd.                                               445,592   53,793,329             0.3%
                Samsung Securities Co., Ltd.                                        572,940   17,395,975             0.1%
                Samyang Corp.                                                        20,901    1,767,896             0.0%
                Samyang Holdings Corp.                                               46,806    5,199,845             0.0%
                Samyang Tongsang Co., Ltd.                                           19,413      936,581             0.0%
#*              Samyoung Chemical Co., Ltd.                                         258,455      385,052             0.0%
#               SAVEZONE I&C Corp.                                                   88,237      403,997             0.0%
#               SBS Media Holdings Co., Ltd.                                        480,804    1,208,056             0.0%
                Seah Besteel Corp.                                                  210,250    5,155,021             0.0%
#               SeAH Holdings Corp.                                                  12,963    1,560,708             0.0%
                SeAH Steel Corp.                                                     47,195    4,025,014             0.0%
                Sebang Co., Ltd.                                                    149,125    2,028,972             0.0%
                Sebang Global Battery Co., Ltd.                                      76,911    2,534,276             0.0%
#               Sejong Industrial Co., Ltd.                                         157,670    1,299,481             0.0%
                Sejoong Co., Ltd.                                                    74,223      275,532             0.0%
                Seohee Construction Co., Ltd.                                     1,238,365    1,425,245             0.0%
                Seoyon Co., Ltd.                                                    108,978      966,918             0.0%
                Sewon Precision Industry Co., Ltd.                                    3,019       50,375             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                           PERCENTAGE
                                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                                  --------- ------------ ---------------
SOUTH KOREA -- (Continued)
#*              SFA Semicon Co, Ltd.                                                 56,493 $    117,509             0.0%
#*              SG Corp.                                                             59,208       60,303             0.0%
#*              SG&G Corp.                                                          346,094    1,184,536             0.0%
                Shinhan Financial Group Co., Ltd.                                 3,333,356  139,172,276             0.8%
#               Shinhan Financial Group Co., Ltd. ADR                             1,502,802   62,757,011             0.4%
#               Shinsegae Information & Communication Co., Ltd.                      13,644      897,485             0.0%
#               Shinsegae, Inc.                                                     107,142   19,255,954             0.1%
#*              Shinsung Tongsang Co., Ltd.                                         992,618    1,028,727             0.0%
#*              Shinwon Corp.                                                        82,700      132,542             0.0%
                Shinyoung Securities Co., Ltd.                                       40,963    1,795,958             0.0%
#*              Signetics Corp.                                                     784,046      936,397             0.0%
#               Silla Co., Ltd.                                                      64,953      833,619             0.0%
#*              SIMMTECH HOLDINGS Co., Ltd.                                           3,959       11,537             0.0%
                SIMPAC, Inc.                                                         57,214      248,117             0.0%
                Sindoh Co., Ltd.                                                     57,089    2,633,948             0.0%
                SJM Co., Ltd.                                                        11,075       61,487             0.0%
#               SK Chemicals Co., Ltd.                                              148,155    8,197,866             0.1%
#               SK Gas, Ltd.                                                         57,310    5,913,178             0.1%
                SK Holdings Co., Ltd.                                                50,712   10,801,753             0.1%
                SK Innovation Co., Ltd.                                             879,496  131,946,353             0.7%
                SK Networks Co., Ltd.                                             1,515,644   10,659,669             0.1%
#*              SK Securities Co., Ltd.                                           2,856,758    3,007,150             0.0%
#               SKC Co., Ltd.                                                       263,544    6,631,094             0.1%
                SL Corp.                                                            232,076    3,690,696             0.0%
#               Ssangyong Cement Industrial Co., Ltd.                               315,218    3,691,979             0.0%
#*              Ssangyong Information & Communication                                84,708      162,610             0.0%
#               Sun Kwang Co., Ltd.                                                  24,990      406,156             0.0%
#               Sunchang Corp.                                                       50,531      475,176             0.0%
#               Sung Kwang Bend Co., Ltd.                                           148,842    1,378,794             0.0%
#               Sungchang Enterprise Holdings, Ltd.                                 326,002      848,448             0.0%
                Sungdo Engineering & Construction Co., Ltd.                          76,750      434,896             0.0%
#*              Sungshin Cement Co., Ltd.                                           288,419    1,766,616             0.0%
                Sungwoo Hitech Co., Ltd.                                            522,187    3,399,714             0.0%
#               Tae Kyung Industrial Co., Ltd.                                      120,772      512,332             0.0%
                Taekwang Industrial Co., Ltd.                                         5,092    3,985,600             0.0%
#*              Taewoong Co., Ltd.                                                   86,885    2,002,534             0.0%
#*              Taeyoung Engineering & Construction Co., Ltd.                       608,502    3,377,468             0.0%
                Tailim Packaging Co., Ltd.                                           26,989       72,887             0.0%
#*              TBH Global Co., Ltd.                                                189,414    1,337,271             0.0%
*               Thinkware Systems Corp.                                              55,627      576,456             0.0%
#*              TK Chemical Corp.                                                   655,365    1,108,577             0.0%
                TK Corp.                                                             97,006      771,976             0.0%
#               Tong Yang Moolsan Co., Ltd.                                         435,710      701,263             0.0%
                Tongyang Life Insurance Co., Ltd.                                   521,662    4,600,729             0.0%
#               Top Engineering Co., Ltd.                                           104,589      668,681             0.0%
#               Tovis Co., Ltd.                                                      98,652      711,257             0.0%
#               TS Corp.                                                             74,315    1,665,070             0.0%
#               Ubiquoss Holdings, Inc.                                              73,750      433,850             0.0%
#*              Ubiquoss, Inc.                                                       23,506      492,678             0.0%
                UIL Co., Ltd.                                                        25,593      269,720             0.0%
                Uju Electronics Co., Ltd.                                            51,754      759,024             0.0%
                Unid Co., Ltd.                                                       69,683    2,936,380             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                              PERCENTAGE
                                                                                    SHARES      VALUE++     OF NET ASSETS**
                                                                                  ---------- -------------- ---------------
SOUTH KOREA -- (Continued)
#               Uniquest Corp.                                                        20,797 $      126,980             0.0%
                Visang Education, Inc.                                                25,961        336,419             0.0%
#*              WillBes & Co. (The)                                                  760,995      1,640,299             0.0%
#               Wiscom Co., Ltd.                                                      32,980        128,581             0.0%
#*              Wonik Holdings Co., Ltd.                                             139,712        808,290             0.0%
*               Woongjin Co., Ltd.                                                   243,455        474,226             0.0%
*               Wooree ETI Co., Ltd.                                                   8,436         10,668             0.0%
                Woori Bank                                                         2,388,988     31,326,576             0.2%
                Woori Bank Sponsored ADR                                               7,135        283,402             0.0%
                Wooshin Systems Co., Ltd.                                             33,617        172,488             0.0%
#               WooSung Feed Co., Ltd.                                               226,244        787,081             0.0%
#               Y G-1 Co., Ltd.                                                       85,796        814,093             0.0%
                YESCO Co., Ltd.                                                       32,554      1,053,996             0.0%
#               Yoosung Enterprise Co., Ltd.                                         194,315        773,423             0.0%
#               YooSung T&S Co., Ltd.                                                185,856        779,904             0.0%
                Youlchon Chemical Co., Ltd.                                          148,075      1,730,799             0.0%
#               Young Poong Corp.                                                      3,849      3,191,413             0.0%
                Young Poong Precision Corp.                                          126,084        980,344             0.0%
#               Youngone Corp.                                                        21,524        640,986             0.0%
                Youngone Holdings Co., Ltd.                                            7,986        372,929             0.0%
#*              Yuanta Securities Korea Co., Ltd.                                    476,080      1,416,061             0.0%
                YuHwa Securities Co., Ltd.                                            28,274        376,131             0.0%
#               Zeus Co., Ltd.                                                        46,785        786,897             0.0%
*               Zinus, Inc.                                                              810        277,617             0.0%
                                                                                             -------------- ---------------
TOTAL SOUTH KOREA                                                                             2,946,061,503            16.2%
                                                                                             -------------- ---------------
TAIWAN -- (15.8%)
#               Ability Enterprise Co., Ltd.                                       2,551,330      1,694,642             0.0%
#               AcBel Polytech, Inc.                                                 266,000        206,287             0.0%
#               Acer, Inc.                                                        33,748,109     15,928,753             0.1%
#               ACES Electronic Co., Ltd.                                          1,289,000      1,067,154             0.0%
#               Achem Technology Corp.                                             3,395,318      1,175,813             0.0%
#*              Advanced Connectek, Inc.                                           1,938,000        697,116             0.0%
                Advanced International Multitech Co., Ltd.                           278,000        256,331             0.0%
                Advanced Optoelectronic Technology, Inc.                              47,000         44,660             0.0%
                Advancetek Enterprise Co., Ltd.                                       20,000         13,264             0.0%
#*              AGV Products Corp.                                                 6,395,211      1,595,653             0.0%
#               AimCore Technology Co., Ltd.                                         785,797        688,786             0.0%
#               Alcor Micro Corp.                                                    522,000        375,230             0.0%
#               Allis Electric Co., Ltd.                                           1,250,000        430,580             0.0%
#               Alpha Networks, Inc.                                               4,590,313      3,728,583             0.0%
#               Altek Corp.                                                        3,767,365      3,353,648             0.0%
#               Ambassador Hotel (The)                                             1,217,000        941,962             0.0%
#               AMPOC Far-East Co., Ltd.                                           1,402,000      1,317,167             0.0%
#               AmTRAN Technology Co., Ltd.                                       10,964,956      7,969,756             0.1%
                Apacer Technology, Inc.                                              249,210        324,078             0.0%
#*              APCB, Inc.                                                         2,232,000      2,299,725             0.0%
#               Apex International Co., Ltd.                                         640,000        624,168             0.0%
                Apex Science & Engineering                                           211,536         59,943             0.0%
#               Arcadyan Technology Corp.                                          1,654,675      2,783,693             0.0%
                Ardentec Corp.                                                     5,512,058      4,525,358             0.0%
*               Arima Communications Corp.                                            86,000         13,932             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                              PERCENTAGE
                                                                                      SHARES      VALUE++   OF NET ASSETS**
                                                                                    ----------- ----------- ---------------
TAIWAN -- (Continued)
#                 Asia Cement Corp.                                                  24,875,589 $24,560,441             0.2%
#*                Asia Optical Co., Inc.                                              3,971,290   7,623,448             0.1%
*                 Asia Pacific Telecom Co., Ltd.                                      4,167,000   1,342,495             0.0%
#                 Asia Plastic Recycling Holding, Ltd.                                1,691,585     829,441             0.0%
#                 Asia Polymer Corp.                                                  5,163,607   3,173,128             0.0%
#                 Asia Vital Components Co., Ltd.                                     4,281,984   3,560,464             0.0%
                  Asustek Computer, Inc.                                              2,207,000  21,682,405             0.1%
#                 AU Optronics Corp.                                                 65,843,812  27,365,152             0.2%
#                 AU Optronics Corp. Sponsored ADR                                    9,323,617  37,667,413             0.2%
                  Audix Corp.                                                         1,396,332   1,942,977             0.0%
#                 Avermedia Technologies                                              2,505,000     859,059             0.0%
#*                Avision, Inc.                                                       1,540,555     365,576             0.0%
#                 AVY Precision Technology, Inc.                                        450,680     729,896             0.0%
#                 Bank of Kaohsiung Co., Ltd.                                         6,299,617   2,024,937             0.0%
#                 BenQ Materials Corp.                                                1,013,000     548,293             0.0%
#                 BES Engineering Corp.                                              20,381,443   4,222,570             0.0%
#*                Biostar Microtech International Corp.                               2,398,055     957,303             0.0%
#                 Bright Led Electronics Corp.                                        1,691,000     943,214             0.0%
#*                C Sun Manufacturing, Ltd.                                           2,107,837   1,357,814             0.0%
#*                Cameo Communications, Inc.                                          2,551,197     775,588             0.0%
#                 Capital Securities Corp.                                           26,851,447   8,887,840             0.1%
                  Career Technology MFG. Co., Ltd.                                    3,167,000   2,128,867             0.0%
#*                Carnival Industrial Corp.                                           4,943,000     858,474             0.0%
#                 Casetek Holdings, Ltd.                                              1,424,000   4,220,619             0.0%
#                 Cathay Chemical Works                                                 812,000     454,764             0.0%
                  Cathay Financial Holding Co., Ltd.                                 32,091,000  51,429,438             0.3%
                  Cathay Real Estate Development Co., Ltd.                            9,847,694   6,611,720             0.1%
#                 Celxpert Energy Corp.                                                 262,000     184,532             0.0%
#                 Central Reinsurance Co., Ltd.                                       1,626,016     773,632             0.0%
#                 ChainQui Construction Development Co., Ltd.                         1,248,173     739,685             0.0%
#*                Champion Building Materials Co., Ltd.                               6,109,828   1,580,536             0.0%
#                 Chang Hwa Commercial Bank, Ltd.                                    89,712,937  51,997,174             0.3%
                  Chang Wah Electromaterials, Inc.                                       46,800     241,789             0.0%
                  Channel Well Technology Co., Ltd.                                     363,000     372,627             0.0%
#                 Charoen Pokphand Enterprise                                         2,528,825   4,761,442             0.0%
                  CHC Healthcare Group                                                   72,000     101,480             0.0%
#                 Cheng Loong Corp.                                                  13,801,659   6,538,050             0.1%
#                 Cheng Uei Precision Industry Co., Ltd.                              6,662,635   9,353,029             0.1%
                  Chenming Mold Industry Corp.                                          148,000     106,245             0.0%
#                 Chia Chang Co., Ltd.                                                1,615,000   1,392,261             0.0%
#                 Chia Hsin Cement Corp.                                              6,869,191   2,454,484             0.0%
#                 Chien Kuo Construction Co., Ltd.                                    4,407,247   1,322,632             0.0%
#                 Chimei Materials Technology Corp.                                   2,619,000   1,317,829             0.0%
                  Chin-Poon Industrial Co., Ltd.                                      1,479,815   3,016,960             0.0%
                  China Airlines, Ltd.                                               47,644,353  14,759,340             0.1%
#                 China Bills Finance Corp.                                             950,000     466,021             0.0%
#                 China Chemical & Pharmaceutical Co., Ltd.                           4,137,264   2,556,573             0.0%
                  China Development Financial Holding Corp.                         148,508,734  40,965,970             0.2%
#*                China Electric Manufacturing Corp.                                  3,962,200   1,016,794             0.0%
#                 China General Plastics Corp.                                        5,372,370   4,742,023             0.0%
                  China Glaze Co., Ltd.                                               1,827,799     732,395             0.0%
                  China Life Insurance Co., Ltd.                                     23,814,959  22,174,351             0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE++   OF NET ASSETS**
                                                                                  ---------- ----------- ---------------
TAIWAN -- (Continued)
#               China Man-Made Fiber Corp.                                        13,030,303 $ 3,416,908             0.0%
#               China Metal Products                                               4,216,969   4,128,082             0.0%
#               China Motor Corp.                                                  6,397,749   5,820,814             0.1%
#*              China Petrochemical Development Corp.                             27,675,397  10,448,596             0.1%
#               China Steel Corp.                                                 70,536,320  56,528,776             0.3%
#               China Steel Structure Co., Ltd.                                    1,435,219   1,005,725             0.0%
#               China Synthetic Rubber Corp.                                       8,631,794   8,731,021             0.1%
#               China Wire & Cable Co., Ltd.                                       1,580,600   1,296,947             0.0%
#               Chinese Maritime Transport, Ltd.                                   1,309,270   1,239,526             0.0%
                Chipbond Technology Corp.                                          5,296,000   7,898,210             0.1%
#               ChipMOS TECHNOLOGIES, Inc.                                         1,181,229   1,040,296             0.0%
                ChipMOS TECHNOLOGIES, Inc. ADR                                        37,146     647,826             0.0%
#               Chong Hong Construction Co., Ltd.                                    121,000     282,125             0.0%
#               Chun YU Works & Co., Ltd.                                          3,273,000   1,506,407             0.0%
#               Chun Yuan Steel                                                    6,542,287   2,613,450             0.0%
#               Chung Hwa Pulp Corp.                                               6,040,353   2,011,420             0.0%
#               Chung-Hsin Electric & Machinery Manufacturing Corp.                5,954,250   3,718,413             0.0%
*               Chunghwa Picture Tubes, Ltd.                                      51,746,412   2,342,704             0.0%
#               Clevo Co.                                                          1,390,000   1,272,733             0.0%
#*              CMC Magnetics Corp.                                               38,369,621   4,788,671             0.0%
#               CoAsia Microelectronics Corp.                                        421,797     220,060             0.0%
#               Coland Holdings, Ltd.                                                 92,000     122,637             0.0%
#               Collins Co., Ltd.                                                  2,011,224     789,616             0.0%
#               Compal Electronics, Inc.                                          72,346,332  48,430,566             0.3%
#               Compeq Manufacturing Co., Ltd.                                    19,439,000  14,302,001             0.1%
#               Concord Securities Co., Ltd.                                       1,769,000     400,749             0.0%
                Continental Holdings Corp.                                         7,049,540   2,547,593             0.0%
#               Coretronic Corp.                                                   6,522,800   9,237,323             0.1%
#               Coxon Precise Industrial Co., Ltd.                                 2,059,000   2,090,995             0.0%
                Creative Sensor, Inc.                                                441,000     350,721             0.0%
#               CSBC Corp. Taiwan                                                  6,395,654   2,978,050             0.0%
                CTBC Financial Holding Co., Ltd.                                  85,342,073  53,293,168             0.3%
                Cyberlink Corp.                                                       19,000      42,187             0.0%
#               CyberTAN Technology, Inc.                                            497,000     324,282             0.0%
#               D-Link Corp.                                                      10,842,552   4,505,448             0.0%
#               DA CIN Construction Co., Ltd.                                      2,461,579   1,578,469             0.0%
                Da-Li Development Co., Ltd.                                           58,575      45,224             0.0%
#*              Danen Technology Corp.                                               816,000     187,293             0.0%
#               Darfon Electronics Corp.                                           4,456,950   3,855,693             0.0%
#               Darwin Precisions Corp.                                            6,140,635   2,807,593             0.0%
#               Delpha Construction Co., Ltd.                                      1,614,016     777,976             0.0%
                Depo Auto Parts Ind Co., Ltd.                                        152,000     438,023             0.0%
                Dimerco Express Corp.                                                 68,000      52,074             0.0%
#*              Dynamic Electronics Co., Ltd.                                      4,422,324   1,333,835             0.0%
#               Dynapack International Technology Corp.                              327,000     438,201             0.0%
                E Ink Holdings, Inc.                                               8,353,000   8,520,440             0.1%
*               E-Ton Solar Tech Co., Ltd.                                         3,546,443   1,073,415             0.0%
#               E.Sun Financial Holding Co., Ltd.                                 82,512,960  49,873,408             0.3%
#               Edimax Technology Co., Ltd.                                        3,102,902   1,090,222             0.0%
#               Edison Opto Corp.                                                  1,362,000     739,269             0.0%
#               Edom Technology Co., Ltd.                                            515,046     271,452             0.0%
                Elite Semiconductor Memory Technology, Inc.                          576,000     797,945             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                               PERCENTAGE
                                                                                      SHARES      VALUE++    OF NET ASSETS**
                                                                                    ----------- ------------ ---------------
TAIWAN -- (Continued)
#                 Elitegroup Computer Systems Co., Ltd.                               5,658,395 $  3,679,895             0.0%
                  Emerging Display Technologies Corp.                                    45,000       15,425             0.0%
                  ENG Electric Co., Ltd.                                              1,392,344      808,600             0.0%
#                 EnTie Commercial Bank Co., Ltd.                                     2,271,232    1,000,830             0.0%
#*                Epistar Corp.                                                      13,589,869   13,496,536             0.1%
                  Eson Precision Ind. Co., Ltd.                                         119,000      182,719             0.0%
                  Eternal Materials Co., Ltd.                                         1,679,292    1,796,879             0.0%
*                 Etron Technology, Inc.                                                643,000      259,933             0.0%
                  Eva Airways Corp.                                                  16,178,548    7,953,787             0.1%
#                 Everest Textile Co., Ltd.                                           3,398,002    1,851,818             0.0%
                  Evergreen International Storage & Transport Corp.                   9,327,000    4,231,318             0.0%
*                 Evergreen Marine Corp. Taiwan, Ltd.                                21,417,607    9,445,015             0.1%
                  Everlight Chemical Industrial Corp.                                   186,950      121,423             0.0%
#                 Everlight Electronics Co., Ltd.                                     1,886,000    2,968,223             0.0%
#                 Excelsior Medical Co., Ltd.                                         1,372,726    2,053,839             0.0%
                  EZconn Corp.                                                           35,000       64,680             0.0%
#                 Far Eastern Department Stores, Ltd.                                 8,795,445    4,649,360             0.0%
                  Far Eastern International Bank                                     29,351,994    9,191,553             0.1%
                  Far Eastern New Century Corp.                                      12,641,528   10,636,549             0.1%
#*                Farglory F T Z Investment Holding Co., Ltd.                         1,258,000      592,304             0.0%
                  Farglory Land Development Co., Ltd.                                 2,615,264    3,544,712             0.0%
#                 Federal Corp.                                                       7,769,160    3,563,577             0.0%
                  Feedback Technology Corp.                                              34,000       65,325             0.0%
#                 Feng Hsin Steel Co., Ltd.                                             209,000      353,060             0.0%
*                 First Copper Technology Co., Ltd.                                   2,939,750      880,176             0.0%
#                 First Financial Holding Co., Ltd.                                 144,043,234   87,846,321             0.5%
#                 First Hotel                                                         1,594,590      906,364             0.0%
#*                First Insurance Co., Ltd. (The)                                     3,940,064    1,742,814             0.0%
#*                First Steamship Co., Ltd.                                           5,797,173    1,509,608             0.0%
#                 FocalTech Systems Co., Ltd.                                           874,000    1,079,397             0.0%
#                 Formosa Advanced Technologies Co., Ltd.                             2,188,000    2,058,381             0.0%
                  Formosa Oilseed Processing Co., Ltd.                                  243,977      400,331             0.0%
                  Formosa Taffeta Co., Ltd.                                           9,476,511    9,891,131             0.1%
#                 Formosan Rubber Group, Inc.                                         7,025,505    3,875,118             0.0%
#                 Formosan Union Chemical                                             3,064,034    2,055,785             0.0%
#                 Fortune Electric Co., Ltd.                                            443,000      254,568             0.0%
#                 Founding Construction & Development Co., Ltd.                       3,466,418    1,815,045             0.0%
                  Foxconn Technology Co., Ltd.                                        8,126,142   24,759,824             0.2%
#                 Foxlink Image Technology Co., Ltd.                                  1,568,000      945,945             0.0%
#*                Froch Enterprise Co., Ltd.                                          2,358,734      869,951             0.0%
#                 FSP Technology, Inc.                                                1,976,292    1,542,033             0.0%
#                 Fubon Financial Holding Co., Ltd.                                  85,935,471  134,525,353             0.8%
#                 Fulgent Sun International Holding Co., Ltd.                            41,922      105,791             0.0%
#                 Fullerton Technology Co., Ltd.                                      1,517,200    1,226,789             0.0%
#                 Fulltech Fiber Glass Corp.                                          5,152,690    2,646,425             0.0%
#                 Fwusow Industry Co., Ltd.                                           2,813,980    1,524,851             0.0%
                  G Shank Enterprise Co., Ltd.                                        2,144,902    1,851,215             0.0%
#                 Gallant Precision Machining Co., Ltd.                                 858,000      698,382             0.0%
                  Gemtek Technology Corp.                                             5,236,962    5,879,066             0.1%
*                 Genesis Photonics, Inc.                                             3,437,810      431,164             0.0%
#*                Genius Electronic Optical Co., Ltd.                                   801,000    9,358,678             0.1%
                  Getac Technology Corp.                                              3,959,065    5,131,138             0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                            PERCENTAGE
                                                                                    SHARES      VALUE++   OF NET ASSETS**
                                                                                  ----------- ----------- ---------------
TAIWAN -- (Continued)
#               Giantplus Technology Co., Ltd.                                      3,199,100 $ 1,777,903             0.0%
#               Gigabyte Technology Co., Ltd.                                       8,609,287  11,391,218             0.1%
#*              Gigastorage Corp.                                                   4,448,600   3,213,826             0.0%
#*              Gintech Energy Corp.                                                8,128,044   4,681,860             0.0%
#*              Global Brands Manufacture, Ltd.                                     4,540,951   1,843,231             0.0%
#               Global Lighting Technologies, Inc.                                    807,000   1,442,966             0.0%
                Global Mixed Mode Technology, Inc.                                     34,000      80,080             0.0%
#               Globe Union Industrial Corp.                                        3,368,625   1,950,813             0.0%
                Gloria Material Technology Corp.                                    6,874,116   4,472,165             0.0%
#*              Gold Circuit Electronics, Ltd.                                      7,433,965   2,729,683             0.0%
#               Goldsun Building Materials Co., Ltd.                               19,649,261   5,356,277             0.1%
#               Good Will Instrument Co., Ltd.                                        552,746     384,719             0.0%
                Grand Ocean Retail Group, Ltd.                                        244,000     190,032             0.0%
                Grand Pacific Petrochemical                                        14,804,000   9,681,078             0.1%
#               Great China Metal Industry                                            902,000     779,279             0.0%
                Great Wall Enterprise Co., Ltd.                                     6,865,597   6,635,304             0.1%
#*              Green Energy Technology, Inc.                                       3,762,880   1,955,076             0.0%
#*              GTM Holdings Corp.                                                  1,918,000   1,111,712             0.0%
#               Hannstar Board Corp.                                                4,712,635   2,692,222             0.0%
#*              HannStar Display Corp.                                             40,927,435  10,996,357             0.1%
*               HannsTouch Solution, Inc.                                           2,284,481     812,101             0.0%
#*              Harvatek Corp.                                                      2,874,553     966,709             0.0%
#               Hey Song Corp.                                                      2,920,500   3,213,609             0.0%
#               Hiroca Holdings, Ltd.                                                 390,000   1,264,649             0.0%
*               HiTi Digital, Inc.                                                    127,000      46,942             0.0%
#               Hitron Technology, Inc.                                             1,925,885   1,421,986             0.0%
#*              Ho Tung Chemical Corp.                                             11,315,474   3,381,750             0.0%
#               Hocheng Corp.                                                       4,312,300   1,307,425             0.0%
                Hold-Key Electric Wire & Cable Co., Ltd.                              118,124      32,098             0.0%
#               Holy Stone Enterprise Co., Ltd.                                     3,202,650   4,413,452             0.0%
                Hon Hai Precision Industry Co., Ltd.                               26,120,240  85,495,761             0.5%
#               Hong Pu Real Estate Development Co., Ltd.                           3,669,655   2,979,032             0.0%
#               Hong TAI Electric Industrial                                        3,336,000   1,038,568             0.0%
                Hong YI Fiber Industry Co.                                            225,000     167,335             0.0%
#*              Horizon Securities Co., Ltd.                                        5,860,000   1,338,139             0.0%
#               Hsin Kuang Steel Co., Ltd.                                          3,124,124   2,358,242             0.0%
#               Hsing TA Cement Co.                                                 1,864,782     630,394             0.0%
#*              HTC Corp.                                                           6,559,000  15,738,583             0.1%
#*              HUA ENG Wire & Cable Co., Ltd.                                      6,639,035   1,860,636             0.0%
                Hua Nan Financial Holdings Co., Ltd.                               59,307,965  33,210,430             0.2%
#               Huaku Development Co., Ltd.                                         1,394,000   3,196,879             0.0%
#               Huang Hsiang Construction Corp.                                       769,000   1,117,933             0.0%
#               Hung Ching Development & Construction Co., Ltd.                     1,906,468   1,334,624             0.0%
#               Hung Sheng Construction, Ltd.                                       6,339,892   4,053,629             0.0%
#               Huxen Corp.                                                           275,281     386,064             0.0%
*               Hwacom Systems, Inc.                                                  333,000     135,633             0.0%
#*              I-Chiun Precision Industry Co., Ltd.                                2,708,000     824,506             0.0%
#*              Ichia Technologies, Inc.                                            1,793,260   1,231,701             0.0%
                Ideal Bike Corp.                                                       80,271      29,789             0.0%
#               Infortrend Technology, Inc.                                         1,042,000     576,310             0.0%
#               Innolux Corp.                                                     150,377,544  70,187,402             0.4%
                Inpaq Technology Co., Ltd.                                            315,000     208,414             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                           PERCENTAGE
                                                                                    SHARES     VALUE++   OF NET ASSETS**
                                                                                  ---------- ----------- ---------------
TAIWAN -- (Continued)
#               Inventec Corp.                                                    29,557,277 $21,978,751             0.1%
#               ITE Technology, Inc.                                               1,861,479   2,175,909             0.0%
#               Jarllytec Co., Ltd.                                                  341,000     613,756             0.0%
                Jentech Precision Industrial Co., Ltd.                                72,000     166,946             0.0%
                Jess-Link Products Co., Ltd.                                       1,183,000   1,192,658             0.0%
                Jih Sun Financial Holdings Co., Ltd.                               7,783,814   1,839,663             0.0%
#               Jinli Group Holdings, Ltd.                                           799,200     992,486             0.0%
#               K Laser Technology, Inc.                                           1,672,601     881,209             0.0%
#               Kang Na Hsiung Enterprise Co., Ltd.                                1,687,078     612,566             0.0%
#               Kaulin Manufacturing Co., Ltd.                                     2,481,656   1,480,639             0.0%
#               KEE TAI Properties Co., Ltd.                                       1,968,000     723,518             0.0%
#               Kenmec Mechanical Engineering Co., Ltd.                            1,915,000     641,113             0.0%
#               Kindom Construction Corp.                                          5,392,000   3,400,504             0.0%
#               King Yuan Electronics Co., Ltd.                                   15,312,805  13,823,314             0.1%
#               King's Town Bank Co., Ltd.                                        11,404,012  10,956,422             0.1%
*               King's Town Construction Co., Ltd.                                   169,380     134,200             0.0%
#*              Kinko Optical Co., Ltd.                                            1,853,000   2,138,690             0.0%
#               Kinpo Electronics                                                 19,633,375   7,346,345             0.1%
#               Kinsus Interconnect Technology Corp.                               1,580,000   4,106,885             0.0%
#               KS Terminals, Inc.                                                   747,880   1,149,793             0.0%
#*              Kung Sing Engineering Corp.                                        3,301,000   1,416,639             0.0%
#               Kuo Toong International Co., Ltd.                                  1,048,160     708,159             0.0%
#               Kuoyang Construction Co., Ltd.                                     7,213,840   3,298,031             0.0%
#               Kwong Fong Industries Corp.                                        1,870,611   1,735,574             0.0%
#               KYE Systems Corp.                                                  4,319,909   1,305,841             0.0%
#               L&K Engineering Co., Ltd.                                          2,064,000   2,359,460             0.0%
#               LAN FA Textile                                                     3,125,713     809,997             0.0%
                LCY Chemical Corp.                                                 1,219,000   1,752,206             0.0%
#               Leader Electronics, Inc.                                           1,966,056     690,458             0.0%
#               Lealea Enterprise Co., Ltd.                                       11,888,941   3,285,769             0.0%
#               Ledtech Electronics Corp.                                            660,000     309,580             0.0%
#               LEE CHI Enterprises Co., Ltd.                                      3,304,900   1,188,164             0.0%
                Lelon Electronics Corp.                                               94,620     130,303             0.0%
#               Leofoo Development Co., Ltd.                                       4,911,908   1,332,779             0.0%
*               LES Enphants Co., Ltd.                                               877,000     319,770             0.0%
#               Lextar Electronics Corp.                                           5,656,000   3,907,577             0.0%
#*              Li Peng Enterprise Co., Ltd.                                       9,168,381   2,447,698             0.0%
#               Lien Hwa Industrial Corp.                                          8,495,147   7,700,724             0.1%
#               Lingsen Precision Industries, Ltd.                                 6,447,480   3,052,849             0.0%
#               Lite-On Semiconductor Corp.                                        3,397,729   3,348,214             0.0%
                Lite-On Technology Corp.                                          29,285,738  51,084,667             0.3%
                Long Bon International Co., Ltd.                                     221,000     121,212             0.0%
#               Long Chen Paper Co., Ltd.                                         10,448,235   9,410,795             0.1%
#               Longwell Co.                                                       1,556,000   1,652,613             0.0%
#               Lotes Co., Ltd.                                                      749,000   2,890,075             0.0%
#               Lucky Cement Corp.                                                 3,294,000   1,051,835             0.0%
#               LuxNet Corp.                                                         382,000     436,057             0.0%
*               Macronix International                                            50,810,913  22,633,922             0.1%
#               Marketech International Corp.                                      1,965,000   2,677,012             0.0%
#               Masterlink Securities Corp.                                       17,813,489   4,982,128             0.0%
#*              Mayer Steel Pipe Corp.                                             2,379,456   1,055,846             0.0%
#               Maywufa Co., Ltd.                                                    252,070     117,369             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                               PERCENTAGE
                                                                                      SHARES      VALUE++    OF NET ASSETS**
                                                                                    ----------- ------------ ---------------
TAIWAN -- (Continued)
#                 MediaTek, Inc.                                                      1,577,000 $ 11,335,658             0.1%
#                 Mega Financial Holding Co., Ltd.                                  127,434,796  102,304,284             0.6%
#                 Meiloon Industrial Co.                                              1,319,084      925,955             0.0%
                  Mercuries & Associates Holding, Ltd.                                2,473,333    1,975,513             0.0%
#*                Mercuries Life Insurance Co., Ltd.                                  6,106,445    3,127,011             0.0%
                  MIN AIK Technology Co., Ltd.                                        1,227,000    1,261,349             0.0%
#                 Mitac Holdings Corp.                                                9,144,754    9,643,364             0.1%
*                 Mosel Vitelic, Inc.                                                 1,531,506      200,537             0.0%
#*                Motech Industries, Inc.                                             6,050,000    5,341,022             0.1%
                  Nan Ren Lake Leisure Amusement Co., Ltd.                            1,652,000      440,575             0.0%
#                 Nan Ya Printed Circuit Board Corp.                                  3,428,000    3,003,384             0.0%
#                 Nantex Industry Co., Ltd.                                           1,703,134    1,317,911             0.0%
#*                Neo Solar Power Corp.                                               5,692,056    2,649,586             0.0%
                  New Asia Construction & Development Corp.                           1,810,304      430,481             0.0%
                  New Era Electronics Co., Ltd.                                         203,000      151,597             0.0%
#*                Newmax Technology Co., Ltd.                                           131,000      201,165             0.0%
                  Nien Hsing Textile Co., Ltd.                                        4,407,721    3,898,461             0.0%
#                 Nishoku Technology, Inc.                                              318,000      864,579             0.0%
*                 O-TA Precision Industry Co., Ltd.                                      24,000        9,692             0.0%
*                 Ocean Plastics Co., Ltd.                                              194,000      158,215             0.0%
*                 Optimax Technology Corp.                                              499,597       69,159             0.0%
                  OptoTech Corp.                                                      8,601,000    5,060,421             0.0%
*                 Orient Semiconductor Electronics, Ltd.                              1,414,000      460,235             0.0%
                  Oriental Union Chemical Corp.                                         181,000      134,892             0.0%
#                 Pacific Construction Co.                                            2,487,452      907,837             0.0%
                  Pan Jit International, Inc.                                         5,163,837    2,949,189             0.0%
#                 Pan-International Industrial Corp.                                  5,339,444    4,975,988             0.0%
#                 Paragon Technologies Co., Ltd.                                        952,191      652,130             0.0%
#                 Pegatron Corp.                                                     25,738,998   75,803,396             0.4%
#*                Phihong Technology Co., Ltd.                                        3,918,882    1,880,402             0.0%
#                 Portwell, Inc.                                                        939,000    1,206,290             0.0%
                  Pou Chen Corp.                                                     14,189,550   19,866,162             0.1%
                  Powertech Industrial Co., Ltd.                                        124,000       82,697             0.0%
#                 President Securities Corp.                                         12,999,351    5,791,586             0.1%
*                 Prime Electronics & Satellitics, Inc.                                 406,000      126,134             0.0%
                  Prince Housing & Development Corp.                                  5,503,018    2,179,618             0.0%
#                 Promise Technology, Inc.                                              790,000      366,498             0.0%
#                 Qisda Corp.                                                        29,421,171   18,719,421             0.1%
                  Qualipoly Chemical Corp.                                              179,756      201,942             0.0%
#                 Quanta Storage, Inc.                                                2,472,000    3,101,844             0.0%
#*                Quintain Steel Co., Ltd.                                            4,769,684    1,508,267             0.0%
#                 Radiant Opto-Electronics Corp.                                      4,281,000    8,924,120             0.1%
#*                Radium Life Tech Co., Ltd.                                          9,154,124    4,307,235             0.0%
                  Ralec Electronic Corp.                                                556,087    1,101,620             0.0%
#                 Rich Development Co., Ltd.                                          7,077,054    2,177,708             0.0%
#*                Ritek Corp.                                                        25,406,669    4,308,633             0.0%
#*                Rotam Global Agrosciences, Ltd.                                       352,693      384,012             0.0%
*                 Ruentex Development Co., Ltd.                                       1,537,000    1,875,604             0.0%
                  Sampo Corp.                                                         7,078,925    4,341,325             0.0%
                  San Far Property, Ltd.                                                 71,000       27,851             0.0%
#                 Sanyang Motor Co., Ltd.                                             2,020,624    1,436,608             0.0%
#                 SDI Corp.                                                             454,000      741,073             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                             PERCENTAGE
                                                                                     SHARES      VALUE++   OF NET ASSETS**
                                                                                   ----------- ----------- ---------------
TAIWAN -- (Continued)
#                Sesoda Corp.                                                        1,580,346 $ 1,512,491             0.0%
                 Shan-Loong Transportation Co., Ltd.                                    66,000      74,367             0.0%
                 Sheng Yu Steel Co., Ltd.                                            1,935,000   2,176,892             0.0%
#                ShenMao Technology, Inc.                                            1,143,000   1,181,981             0.0%
#                Shih Her Technologies, Inc.                                           411,000     405,562             0.0%
*                Shih Wei Navigation Co., Ltd.                                       3,061,288   1,013,643             0.0%
#                Shihlin Electric & Engineering Corp.                                4,487,000   6,016,266             0.1%
#*               Shin Kong Financial Holding Co., Ltd.                             135,466,430  36,102,821             0.2%
#                Shin Zu Shing Co., Ltd.                                               995,000   2,757,556             0.0%
*                Shining Building Business Co., Ltd.                                   245,900      86,381             0.0%
#                Shinkong Insurance Co., Ltd.                                        3,577,412   3,009,182             0.0%
#                Shinkong Synthetic Fibers Corp.                                    23,849,754   7,157,004             0.1%
#*               Shuttle, Inc.                                                       4,367,015   1,224,942             0.0%
                 Sigurd Microelectronics Corp.                                       6,398,047   5,679,517             0.1%
#*               Silicon Integrated Systems Corp.                                    4,978,808   1,109,157             0.0%
#                Silitech Technology Corp.                                             824,803     432,001             0.0%
                 Simplo Technology Co., Ltd.                                           317,000   1,060,335             0.0%
                 Sincere Navigation Corp.                                            5,160,740   3,584,906             0.0%
                 Sinher Technology, Inc.                                                74,000     132,159             0.0%
#                Sino-American Silicon Products, Inc.                                8,372,000  12,144,995             0.1%
#                Sinon Corp.                                                         5,951,877   3,096,075             0.0%
#                SinoPac Financial Holdings Co., Ltd.                              129,139,250  39,458,129             0.2%
#                Sirtec International Co., Ltd.                                        154,000     235,331             0.0%
#                Siward Crystal Technology Co., Ltd.                                 2,519,875   1,744,476             0.0%
                 Soft-World International Corp.                                         39,000      89,038             0.0%
*                Solar Applied Materials Technology Co.                              2,077,000     774,959             0.0%
#*               Solartech Energy Corp.                                              4,226,165   1,799,953             0.0%
*                Solytech Enterprise Corp.                                              53,000       8,722             0.0%
#                Southeast Cement Co., Ltd.                                          3,220,700   1,728,140             0.0%
#                Spirox Corp.                                                          505,563     265,522             0.0%
#                Stark Technology, Inc.                                              1,835,200   1,890,955             0.0%
*                Sunko INK Co., Ltd.                                                    52,000      26,708             0.0%
#                Sunonwealth Electric Machine Industry Co., Ltd.                       440,421     479,997             0.0%
#                Sunplus Technology Co., Ltd.                                        8,499,620   3,390,665             0.0%
                 Sunrex Technology Corp.                                             1,682,273   1,055,505             0.0%
#                Sunspring Metal Corp.                                                 468,000     697,702             0.0%
#                Supreme Electronics Co., Ltd.                                       4,556,441   3,600,482             0.0%
#                Sweeten Real Estate Development Co., Ltd.                           1,335,143     624,232             0.0%
                 Syncmold Enterprise Corp.                                              68,000     150,735             0.0%
                 Synnex Technology International Corp.                               4,477,550   4,851,626             0.0%
                 Sysage Technology Co., Ltd.                                           101,797      99,307             0.0%
                 Systex Corp.                                                        1,007,801   2,023,874             0.0%
#                T-Mac Techvest PCB Co., Ltd.                                        1,603,000     692,739             0.0%
                 T3EX Global Holdings Corp.                                            235,499     168,459             0.0%
#                TA Chen Stainless Pipe                                              9,012,228   4,951,506             0.0%
                 Ta Chong Securities Co., Ltd.                                         212,000      77,271             0.0%
#*               Ta Ya Electric Wire & Cable                                         6,888,329   1,425,107             0.0%
#                TA-I Technology Co., Ltd.                                           1,442,170   1,079,109             0.0%
#                Tah Hsin Industrial Corp.                                           1,477,900   1,263,054             0.0%
                 TAI Roun Products Co., Ltd.                                            63,000      22,965             0.0%
                 Tai-Saw Technology Co., Ltd.                                           37,000      26,229             0.0%
#                Taichung Commercial Bank Co., Ltd.                                 33,735,157  10,953,616             0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                              PERCENTAGE
                                                                                      SHARES      VALUE++   OF NET ASSETS**
                                                                                    ----------- ----------- ---------------
TAIWAN -- (Continued)
                  Taiflex Scientific Co., Ltd.                                          452,960 $   556,428             0.0%
#                 Tainan Enterprises Co., Ltd.                                        1,047,183     924,537             0.0%
#                 Tainan Spinning Co., Ltd.                                          18,176,485   8,377,297             0.1%
#                 Tainergy Tech Co., Ltd.                                             2,022,000     860,766             0.0%
#                 Taishin Financial Holding Co., Ltd.                               134,129,480  55,304,522             0.3%
#*                Taisun Enterprise Co., Ltd.                                         1,776,410     876,961             0.0%
#*                Taita Chemical Co., Ltd.                                            2,217,864     703,256             0.0%
#                 Taiwan Business Bank                                               59,157,335  16,347,100             0.1%
#                 Taiwan Cement Corp.                                                49,239,440  57,271,254             0.3%
                  Taiwan Chinsan Electronic Industrial Co., Ltd.                         31,000      56,504             0.0%
#                 Taiwan Cogeneration Corp.                                           2,535,333   1,941,091             0.0%
                  Taiwan Cooperative Financial Holding Co., Ltd.                    111,878,904  56,910,638             0.3%
                  Taiwan Fertilizer Co., Ltd.                                         4,830,000   6,529,441             0.1%
                  Taiwan Fire & Marine Insurance Co., Ltd.                            1,235,000     775,290             0.0%
#                 Taiwan FU Hsing Industrial Co., Ltd.                                  562,000     788,214             0.0%
#*                Taiwan Glass Industry Corp.                                        11,843,982   6,048,093             0.1%
                  Taiwan Hon Chuan Enterprise Co., Ltd.                                 245,932     509,079             0.0%
#                 Taiwan Hopax Chemicals Manufacturing Co., Ltd.                      1,676,000     983,027             0.0%
#                 Taiwan Land Development Corp.                                      10,104,322   3,782,907             0.0%
                  Taiwan Line Tek Electronic                                             82,771      60,772             0.0%
#                 Taiwan Mask Corp.                                                   3,154,250   1,734,767             0.0%
                  Taiwan Navigation Co., Ltd.                                         1,566,000     655,991             0.0%
#                 Taiwan PCB Techvest Co., Ltd.                                       3,774,946   4,036,530             0.0%
#*                Taiwan Prosperity Chemical Corp.                                      903,000     661,919             0.0%
#*                Taiwan Pulp & Paper Corp.                                           6,255,660   2,694,975             0.0%
#                 Taiwan Sakura Corp.                                                   293,177     340,694             0.0%
                  Taiwan Semiconductor Co., Ltd.                                        129,000     170,051             0.0%
                  Taiwan Styrene Monomer                                              3,118,647   2,390,808             0.0%
#                 Taiwan Surface Mounting Technology Corp.                            3,032,991   2,691,661             0.0%
#                 Taiwan TEA Corp.                                                    8,595,092   4,656,751             0.0%
#                 Taiwan Union Technology Corp.                                       2,448,000   4,400,965             0.0%
#                 Taiyen Biotech Co., Ltd.                                            2,000,217   2,023,919             0.0%
#*                Tatung Co., Ltd.                                                   28,642,342  10,468,662             0.1%
                  Te Chang Construction Co., Ltd.                                        94,424      69,185             0.0%
                  Teco Electric and Machinery Co., Ltd.                              28,092,725  27,821,182             0.2%
#                 Test Rite International Co., Ltd.                                   1,027,266     677,582             0.0%
*                 Tex-Ray Industrial Co., Ltd.                                          444,000     151,450             0.0%
#                 Thinking Electronic Industrial Co., Ltd.                              549,000   1,187,867             0.0%
                  Ton Yi Industrial Corp.                                             2,918,600   1,411,913             0.0%
#                 Tong-Tai Machine & Tool Co., Ltd.                                   3,466,447   2,470,478             0.0%
                  Topco Scientific Co., Ltd.                                            257,999     844,056             0.0%
#                 Topoint Technology Co., Ltd.                                        2,365,288   2,095,566             0.0%
#*                TPK Holding Co., Ltd.                                               2,613,000   9,335,087             0.1%
                  Tripod Technology Corp.                                             2,937,000   8,300,243             0.1%
                  Tsann Kuen Enterprise Co., Ltd.                                       134,000     132,368             0.0%
                  Tung Ho Steel Enterprise Corp.                                     12,857,274  10,375,013             0.1%
                  TXC Corp.                                                             806,000   1,187,983             0.0%
#                 TYC Brother Industrial Co., Ltd.                                      517,723     533,310             0.0%
*                 Tycoons Group Enterprise                                            7,484,938   1,318,315             0.0%
#                 Tyntek Corp.                                                        2,845,097   1,324,572             0.0%
                  U-Ming Marine Transport Corp.                                         878,000     887,966             0.0%
                  UDE Corp.                                                              51,000      66,941             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                            PERCENTAGE
                                                                                    SHARES      VALUE++   OF NET ASSETS**
                                                                                  ----------- ----------- ---------------
TAIWAN -- (Continued)
#               Unimicron Technology Corp.                                         23,602,363 $14,533,896             0.1%
#               Union Bank Of Taiwan                                               13,025,837   3,932,405             0.0%
#               Unitech Computer Co., Ltd.                                          1,632,739     982,501             0.0%
#               Unitech Printed Circuit Board Corp.                                 7,735,281   2,911,365             0.0%
#               United Microelectronics Corp.                                     214,984,681  85,938,229             0.5%
#               Unity Opto Technology Co., Ltd.                                     2,072,000     895,777             0.0%
                Univacco Technology, Inc.                                              46,000      31,712             0.0%
#               Universal Cement Corp.                                              5,829,693   5,036,708             0.0%
#*              Unizyx Holding Corp.                                                4,265,000   2,239,092             0.0%
#               UPC Technology Corp.                                               11,852,746   5,082,390             0.0%
#               USI Corp.                                                           7,217,691   3,621,249             0.0%
#               Usun Technology Co., Ltd.                                             217,000     390,064             0.0%
#               Ve Wong Corp.                                                       1,616,806   1,277,814             0.0%
#               Victory New Materials, Ltd. Co.                                       357,000     591,578             0.0%
                Viking Tech Corp.                                                      64,000      42,730             0.0%
#*              Wafer Works Corp.                                                   5,977,092   3,740,815             0.0%
                Wah Hong Industrial Corp.                                             395,516     258,940             0.0%
                Wah Lee Industrial Corp.                                            2,043,000   3,357,017             0.0%
#               Walsin Lihwa Corp.                                                 43,780,412  19,623,364             0.1%
#               Walsin Technology Corp.                                             7,536,267  14,411,621             0.1%
#               Walton Advanced Engineering, Inc.                                   4,670,853   2,217,894             0.0%
                Wan Hai Lines, Ltd.                                                 7,469,000   4,137,730             0.0%
#               Waterland Financial Holdings Co., Ltd.                             33,341,601  10,222,132             0.1%
                Wei Mon Industry Co., Ltd.                                          3,885,691      21,740             0.0%
#               Weikeng Industrial Co., Ltd.                                        2,145,072   1,229,633             0.0%
#               Well Shin Technology Co., Ltd.                                      1,009,080   1,761,650             0.0%
#*              Wha Yu Industrial Co., Ltd.                                           302,000     206,431             0.0%
#               Winbond Electronics Corp.                                          51,513,885  29,080,236             0.2%
                Winstek Semiconductor Co., Ltd.                                        31,000      26,173             0.0%
                Wintek Corp.                                                       20,783,484     236,347             0.0%
#               Wisdom Marine Lines Co., Ltd.                                       2,305,284   2,483,549             0.0%
#               Wistron Corp.                                                      42,011,650  39,662,958             0.2%
                WPG Holdings, Ltd.                                                  5,619,092   7,123,025             0.1%
                WT Microelectronics Co., Ltd.                                       6,744,751   9,676,245             0.1%
#               WUS Printed Circuit Co., Ltd.                                       4,106,928   2,488,397             0.0%
#               XinTec, Inc.                                                          457,000     683,972             0.0%
#               Yageo Corp.                                                         5,458,590  19,266,547             0.1%
*               Yang Ming Marine Transport Corp.                                   18,804,676   3,833,110             0.0%
#               YC Co., Ltd.                                                        5,461,978   2,397,552             0.0%
#               YC INOX Co., Ltd.                                                   4,764,833   3,887,013             0.0%
                Yea Shin International Development Co., Ltd.                          286,830     131,167             0.0%
#               Yeong Guan Energy Technology Group Co., Ltd.                          603,000   1,826,530             0.0%
#               YFY, Inc.                                                          20,003,847   7,089,657             0.1%
#               Yi Jinn Industrial Co., Ltd.                                        2,878,142     987,199             0.0%
#*              Yieh Phui Enterprise Co., Ltd.                                     17,825,384   7,289,638             0.1%
#*              Young Fast Optoelectronics Co., Ltd.                                1,696,000     685,040             0.0%
                Young Optics, Inc.                                                     98,000     125,394             0.0%
#               Youngtek Electronics Corp.                                            890,047   1,329,316             0.0%
                Yuanta Financial Holding Co., Ltd.                                130,029,918  55,596,631             0.3%
#               Yulon Motor Co., Ltd.                                              12,352,572  11,175,342             0.1%
#               Yung Chi Paint & Varnish Manufacturing Co., Ltd.                      230,687     627,007             0.0%
#               Zenitron Corp.                                                      3,054,000   1,872,454             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                               PERCENTAGE
                                                                                    SHARES       VALUE++     OF NET ASSETS**
                                                                                  ----------- -------------- ---------------
TAIWAN -- (Continued)
                Zhen Ding Technology Holding, Ltd.                                  2,434,000 $    5,691,539             0.1%
#               Zig Sheng Industrial Co., Ltd.                                      6,866,352      2,116,022             0.0%
#               Zinwell Corp.                                                         451,000        481,594             0.0%
#               ZongTai Real Estate Development Co., Ltd.                             708,844        474,184             0.0%
                                                                                              -------------- ---------------
TOTAL TAIWAN                                                                                   2,933,687,114            16.2%
                                                                                              -------------- ---------------
THAILAND -- (2.9%)
                AAPICO Hitech PCL(B013KZ2)                                             63,300         28,914             0.0%
                AAPICO Hitech PCL(B013L48)                                            681,760        311,414             0.0%
                AJ Plast PCL                                                        1,441,800        596,061             0.0%
                Amata Corp. PCL                                                     2,978,590      1,481,114             0.0%
                AP Thailand PCL                                                    21,096,030      4,848,611             0.0%
                Asia Aviation PCL                                                   3,190,000        571,784             0.0%
                Asia Plus Group Holdings PCL                                        5,164,800        522,602             0.0%
                Bangchak Corp. PCL                                                  8,628,100      7,982,053             0.1%
                Bangkok Airways PCL                                                 1,154,700        677,664             0.0%
                Bangkok Bank PCL                                                    1,838,300      9,539,603             0.1%
                Bangkok Insurance PCL                                                 212,828      2,171,965             0.0%
                Bangkok Land PCL                                                  127,751,296      6,906,474             0.1%
                Bangkok Ranch PCL                                                     203,100         37,285             0.0%
                Banpu PCL                                                          19,467,950     10,806,147             0.1%
                Cal-Comp Electronics Thailand PCL Class F                          31,673,514      2,600,543             0.0%
                Charoen Pokphand Foods PCL                                         17,180,500     13,286,452             0.1%
                Charoong Thai Wire & Cable PCL Class F                              1,255,800        377,575             0.0%
                Eastern Water Resources Development and Management PCL Class F      1,351,100        457,007             0.0%
*               G J Steel PCL                                                      27,256,975        252,161             0.0%
                Golden Land Property Development PCL                                  269,000         54,827             0.0%
                Hana Microelectronics PCL                                           4,034,100      4,956,613             0.0%
                ICC International PCL                                               2,663,700      2,887,793             0.0%
                IRPC PCL                                                          105,496,300     17,079,482             0.1%
                Jasmine International PCL                                           2,160,700        537,208             0.0%
                Kang Yong Electric PCL                                                  8,200        128,488             0.0%
                Kasikornbank PCL                                                      642,000      3,433,651             0.0%
                KGI Securities Thailand PCL                                        10,808,900      1,187,448             0.0%
                Khon Kaen Sugar Industry PCL                                        5,763,954        899,837             0.0%
                Kiatnakin Bank PCL                                                  3,579,800      7,063,352             0.1%
                Krung Thai Bank PCL                                                54,151,600     30,997,447             0.2%
                Laguna Resorts & Hotels PCL                                         1,022,500        812,916             0.0%
                Lanna Resources PCL                                                   846,100        313,099             0.0%
                LH Financial Group PCL                                              9,007,546        458,320             0.0%
                LPN Development PCL                                                 1,795,500        607,324             0.0%
                MBK PCL                                                               194,900         84,519             0.0%
*               MCOT PCL                                                            1,028,300        398,358             0.0%
                Millcon Steel PCL                                                   2,482,900        117,721             0.0%
                MK Real Estate Development PCL                                      2,855,400        338,454             0.0%
                Nation Multimedia Group PCL                                         2,644,800         72,638             0.0%
*               Polyplex Thailand PCL                                               3,516,725      1,494,532             0.0%
*               Precious Shipping PCL                                               7,910,150      2,161,056             0.0%
                Property Perfect PCL                                               36,884,900        981,038             0.0%
                Pruksa Holding PCL                                                     60,000         39,029             0.0%
                PTT Exploration & Production PCL                                   20,787,100     58,443,061             0.3%
                PTT Global Chemical PCL                                            16,210,841     35,149,265             0.2%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                             PERCENTAGE
                                                                                    SHARES      VALUE++    OF NET ASSETS**
                                                                                  ----------- ------------ ---------------
THAILAND -- (Continued)
                PTT PCL                                                            18,654,500 $209,788,971             1.2%
                Quality Houses PCL                                                 28,488,597    2,108,436             0.0%
*               Regional Container Lines PCL                                        5,520,300    1,037,350             0.0%
                Rojana Industrial Park PCL                                          2,622,473      451,105             0.0%
                Saha Pathana Inter-Holding PCL                                      2,801,300    3,360,912             0.0%
                Saha Pathanapibul PCL                                               1,594,833    2,201,598             0.0%
                Saha-Union PCL                                                      2,685,500    3,066,703             0.0%
*               Sahaviriya Steel Industries PCL                                    90,527,440       24,601             0.0%
                Sansiri PCL                                                       101,824,666    6,181,896             0.0%
                SC Asset Corp PCL                                                  33,223,653    3,380,956             0.0%
                Siam Future Development PCL                                         6,903,546    1,237,409             0.0%
                Siamgas & Petrochemicals PCL                                        6,682,400    2,472,816             0.0%
                Somboon Advance Technology PCL                                      3,269,800    1,503,030             0.0%
                Sri Ayudhya Capital PCL                                                85,100       79,958             0.0%
                Sri Trang Agro-Industry PCL                                         6,352,700    3,305,828             0.0%
                Srithai Superware PCL                                              19,628,100    1,168,947             0.0%
                Star Petroleum Refining PCL                                            32,400       12,364             0.0%
                STP & I PCL                                                           892,700      250,338             0.0%
*               Tata Steel Thailand PCL                                            48,610,300    1,363,168             0.0%
*               Thai Airways International PCL                                     12,615,111    6,236,438             0.1%
                Thai Oil PCL                                                        8,361,100   18,854,172             0.1%
                Thai Rayon PCL                                                         58,700       80,184             0.0%
                Thai Stanley Electric PCL                                              43,100      255,435             0.0%
                Thai Stanley Electric PCL Class F                                     174,600    1,034,779             0.0%
                Thai Wacoal PCL                                                        85,000      113,038             0.0%
                Thaicom PCL                                                         2,607,400    1,371,919             0.0%
                Thanachart Capital PCL                                              7,913,000   10,809,172             0.1%
                Thitikorn PCL                                                       1,429,500      446,331             0.0%
                Thoresen Thai Agencies PCL                                          9,334,478    2,469,224             0.0%
                Tisco Financial Group PCL                                           1,455,200    3,207,835             0.0%
                TMB Bank PCL                                                       43,676,800    2,878,956             0.0%
                TPI Polene PCL                                                     66,626,840    4,507,280             0.0%
                Univentures PCL                                                        96,200       19,329             0.0%
                Vinythai PCL                                                        6,229,617    3,692,025             0.0%
                                                                                              ------------ ---------------
TOTAL THAILAND                                                                                 533,125,408             2.9%
                                                                                              ------------ ---------------
TURKEY -- (1.3%)
                Adana Cimento Sanayii TAS Class A                                     484,964      951,597             0.0%
                Akbank TAS                                                         11,761,150   31,479,413             0.2%
#*              Akenerji Elektrik Uretim A.S.                                       3,818,763      967,538             0.0%
#               Alarko Holding A.S.                                                 1,215,219    1,945,953             0.0%
#               Albaraka Turk Katilim Bankasi A.S.                                  3,428,318    1,196,382             0.0%
                Anadolu Anonim Turk Sigorta Sirketi                                 4,147,632    2,920,586             0.0%
#*              Anadolu Cam Sanayii A.S.                                            3,460,015    3,523,595             0.0%
#*              Bagfas Bandirma Gubre Fabrikalari A.S.                                152,054      460,481             0.0%
                Baticim Bati Anadolu Cimento Sanayii A.S.                             470,159      872,499             0.0%
                Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                        881,837    2,467,729             0.0%
*               Boyner Perakende Ve Tekstil Yatirimlari A.S.                           32,411      436,375             0.0%
#*              Dogan Sirketler Grubu Holding A.S.                                 16,723,595    3,481,410             0.0%
#               Eczacibasi Yatirim Holding Ortakligi A.S.                             402,709    1,170,813             0.0%
                EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve
                  Ticaret A.S.                                                      1,908,942    2,278,541             0.0%
                Enka Insaat ve Sanayi A.S.                                                  1            1             0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                                 PERCENTAGE
                                                                                      SHARES       VALUE++     OF NET ASSETS**
                                                                                    ---------- --------------- ---------------
TURKEY -- (Continued)
#                 Global Yatirim Holding A.S.                                        2,120,952 $     1,755,907             0.0%
#*                Gozde Girisim Sermayesi Yatirim Ortakligi A.S.                        58,943          38,169             0.0%
#                 GSD Holding AS                                                     4,848,029         819,391             0.0%
#*                Ihlas Holding A.S.                                                12,231,874       1,514,239             0.0%
#*                Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.              1,550,008         834,150             0.0%
*                 Is Finansal Kiralama A.S.                                          2,751,325         890,329             0.0%
                  Is Yatirim Menkul Degerler A.S. Class A                              515,160         182,715             0.0%
#*                Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A        1,827,392         797,093             0.0%
#*                Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D        3,279,916       1,218,144             0.0%
#*                Koza Anadolu Metal Madencilik Isletmeleri A.S.                     1,500,350         867,622             0.0%
#*                Metro Ticari ve Mali Yatirimlar Holding A.S.                       3,616,994       1,221,750             0.0%
*                 NET Holding A.S.                                                      13,395           9,617             0.0%
#                 Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.               702,352         518,179             0.0%
#*                Pegasus Hava Tasimaciligi A.S.                                       325,850       1,462,218             0.0%
                  Pinar Entegre Et ve Un Sanayi A.S.                                   256,138         750,543             0.0%
                  Pinar SUT Mamulleri Sanayii A.S.                                      77,164         332,322             0.0%
                  Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.                1,453,569       1,551,194             0.0%
#*                Sekerbank TAS                                                      6,274,311       2,119,636             0.0%
                  Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                          2,436,128       2,483,314             0.0%
                  Tekfen Holding A.S.                                                   63,960         164,851             0.0%
                  Trakya Cam Sanayii A.S.                                            6,177,837       5,982,764             0.1%
#                 Turcas Petrol A.S.                                                   195,565         112,240             0.0%
#*                Turk Hava Yollari AO                                               7,114,583      12,133,964             0.1%
#                 Turkiye Garanti Bankasi A.S.                                      14,090,688      38,037,146             0.2%
#                 Turkiye Halk Bankasi A.S.                                          6,898,361      22,871,331             0.2%
#                 Turkiye Is Bankasi Class C                                        23,276,283      45,936,535             0.3%
                  Turkiye Sinai Kalkinma Bankasi A.S.                               10,010,378       4,252,078             0.0%
                  Turkiye Sise ve Cam Fabrikalari A.S.                              13,109,716      16,456,978             0.1%
#                 Turkiye Vakiflar Bankasi TAO Class D                               9,665,839      16,511,592             0.1%
*                 Vestel Elektronik Sanayi ve Ticaret A.S.                              50,010         102,533             0.0%
#*                Yapi ve Kredi Bankasi A.S.                                         9,337,265      11,326,662             0.1%
#*                Zorlu Enerji Elektrik Uretim A.S.                                    833,803         272,155             0.0%
                                                                                               --------------- ---------------
TOTAL TURKEY                                                                                       247,680,274             1.4%
                                                                                               --------------- ---------------
TOTAL COMMON STOCKS                                                                             17,332,288,891            95.5%
                                                                                               --------------- ---------------
PREFERRED STOCKS -- (3.1%)
BRAZIL -- (3.0%)
                  Banco ABC Brasil SA                                                1,533,423       8,609,063             0.1%
                  Banco do Estado do Rio Grande do Sul SA Class B                    1,900,868       8,510,053             0.1%
*                 Banco Pan SA                                                       1,793,392       1,062,232             0.0%
                  Banco Pine SA                                                        427,430         491,523             0.0%
                  Cia Brasileira de Distribuicao                                     1,592,059      35,988,795             0.2%
                  Cia Ferro Ligas da Bahia - FERBASA                                   972,034       3,304,374             0.0%
                  Eucatex SA Industria e Comercio                                      353,288         385,116             0.0%
                  Marcopolo SA                                                       4,407,645       3,332,760             0.0%
*                 Petroleo Brasileiro SA                                             9,164,125      40,334,218             0.2%
#*                Petroleo Brasileiro SA Sponsored ADR                              17,415,408     152,036,512             0.8%
*                 Randon SA Implementos e Participacoes                              2,784,800       4,123,615             0.0%
                  Suzano Papel e Celulose SA Class A                                 7,764,266      32,803,140             0.2%
                  Unipar Carbocloro SA Class B                                         925,874       2,266,517             0.0%
*                 Usinas Siderurgicas de Minas Gerais SA Class A                     5,598,668       7,514,162             0.1%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                                                                                  PERCENTAGE
                                                                                      SHARES        VALUE++     OF NET ASSETS**
                                                                                    ----------- --------------- ---------------
BRAZIL -- (Continued)
                  Vale SA                                                            21,243,518 $   175,754,882             1.0%
#                 Vale SA Sponsored ADR                                               9,567,563      78,549,692             0.4%
                                                                                                --------------- ---------------
TOTAL BRAZIL                                                                                        555,066,654             3.1%
                                                                                                --------------- ---------------
COLOMBIA -- (0.1%)
                  Avianca Holdings SA                                                 1,098,369         993,087             0.0%
                  Grupo Argos SA                                                        257,330       1,670,633             0.0%
                  Grupo de Inversiones Suramericana SA                                1,042,360      13,343,058             0.1%
                                                                                                --------------- ---------------
TOTAL COLOMBIA                                                                                       16,006,778             0.1%
                                                                                                --------------- ---------------
INDIA -- (0.0%)
                  Vedanta, Ltd.                                                     332,631,799       3,115,353             0.0%
                                                                                                --------------- ---------------
TOTAL PREFERRED STOCKS                                                                              574,188,785             3.2%
                                                                                                --------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*                 Iochpe Maxion SA Warrants 6/3/19                                       35,327          66,557             0.0%
                                                                                                --------------- ---------------
CHINA -- (0.0%)
*                 Bank of Comm Ass Ent Rights 5/31/17                                    92,939              --             0.0%
                                                                                                --------------- ---------------
INDONESIA -- (0.0%)
*                 Sentul City Rights 4/13/17                                         48,284,460              --             0.0%
                                                                                                --------------- ---------------
MALAYSIA -- (0.0%)
*                 Land & General Bhd Rights 5/2/17                                   23,107,520         266,154             0.0%
*                 MKH Bhd Rights 5/19/17                                                320,136         400,447             0.0%
                                                                                                --------------- ---------------
TOTAL MALAYSIA                                                                                          666,601             0.0%
                                                                                                --------------- ---------------
PHILIPPINES -- (0.0%)
*                 China Banking Corp. Rights 5/5/17                                     124,730          10,735             0.0%
                                                                                                --------------- ---------------
POLAND -- (0.0%)
*                 Hawe SA Rights                                                        952,876              --             0.0%
                                                                                                --------------- ---------------
TAIWAN -- (0.0%)
*                 E.Sun Finianical Holding Co. Rights 5/2/17                          4,942,080         532,357             0.0%
*                 First Steamship Rights 5/8/17                                       3,251,191          26,940             0.0%
                                                                                                --------------- ---------------
TOTAL TAIWAN                                                                                            559,297             0.0%
                                                                                                --------------- ---------------
TOTAL RIGHTS/WARRANTS                                                                                 1,303,190             0.0%
                                                                                                --------------- ---------------
TOTAL INVESTMENT SECURITIES                                                                      17,907,780,866
                                                                                                ---------------

                                                                                                    VALUE+
                                                                                                ---------------
SECURITIES LENDING COLLATERAL -- (3.6%)
(S)@ DFA Short Term Investment Fund                                                  58,485,898     676,857,303             3.7%
                                                                                                --------------- ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $17,425,494,539)                                            $18,584,638,169           102.4%
                                                                                                =============== ===============

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


Summary of the Fund's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               -------------- --------------- ------- ---------------
Common Stocks
   Brazil                      $  839,105,667              --      -- $   839,105,667
   Chile                           76,990,845 $   193,187,513      --     270,178,358
   China                          254,898,716   2,648,662,359      --   2,903,561,075
   Colombia                        37,369,397              --      --      37,369,397
   Czech Republic                          --      45,438,831      --      45,438,831
   Greece                                  --       5,026,537      --       5,026,537
   Hong Kong                               --         657,362      --         657,362
   Hungary                                 --      75,633,104      --      75,633,104
   India                          159,688,869   2,292,787,122      --   2,452,475,991
   Indonesia                        2,902,682     522,606,515      --     525,509,197
   Malaysia                           102,312     597,759,706      --     597,862,018
   Mexico                         830,280,155              --      --     830,280,155
   Philippines                             --     196,045,242      --     196,045,242
   Poland                                  --     308,694,396      --     308,694,396
   Russia                          35,825,591     317,527,492      --     353,353,083
   South Africa                   123,948,223   1,106,595,956      --   1,230,544,179
   South Korea                    331,918,753   2,614,142,750      --   2,946,061,503
   Taiwan                          38,315,239   2,895,371,875      --   2,933,687,114
   Thailand                       533,100,807          24,601      --     533,125,408
   Turkey                                  --     247,680,274      --     247,680,274
Preferred Stocks
   Brazil                         555,066,654              --      --     555,066,654
   Colombia                        16,006,778              --      --      16,006,778
   India                                   --       3,115,353      --       3,115,353
Rights/Warrants
   Brazil                                  --          66,557      --          66,557
   Malaysia                                --         666,601      --         666,601
   Philippines                             --          10,735      --          10,735
   Taiwan                                  --         559,297      --         559,297
Securities Lending Collateral              --     676,857,303      --     676,857,303
Futures Contracts**                 2,820,931              --      --       2,820,931
                               -------------- --------------- ------- ---------------
TOTAL                          $3,838,341,619 $14,749,117,481      -- $18,587,459,100
                               ============== =============== ======= ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

   (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

   (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

   (a)(1) This item is not applicable.

   (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

   (a)(3) This item is not applicable.

   (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund

By:  /s/ Eduardo A. Repetto
     ----------------------------------------
     Eduardo A. Repetto
     Trustee, Co-Chief Executive Officer
     and Co-Chief Investment Officer

Date: July 7, 2017

By:  /s/ David P. Butler
     ----------------------------------------
     David P. Butler
     Co-Chief Executive Officer

Date: July 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Eduardo A. Repetto
     ----------------------------------------
     Eduardo A. Repetto
     Co-Principal Executive Officer
     Dimensional Emerging Markets Value Fund

Date: July 7, 2017

By:  /s/ David P. Butler
     ----------------------------------------
     David P. Butler
     Co-Principal Executive Officer
     Dimensional Emerging Markets Value Fund

Date: July 7, 2017

By:  /s/ Gregory K. Hinkle
     ----------------------------------------
     Gregory K. Hinkle
     Principal Financial Officer
     Dimensional Emerging Markets Value Fund

Date: July 7, 2017